File No. 033-31375
     As filed with the Securities and Exchange Commission on May 1, 2007



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4



                        REGISTRATION STATEMENT UNDER THE
                           [X] SECURITIES ACT OF 1933

                      [ ] Pre-Effective Amendment No. ____




                      [X] Post-Effective Amendment No. 32

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                       [X] INVESTMENT COMPANY ACT OF 1940

                              [X] Amendment No. 33

                        (Check appropriate box or boxes)

                            AUL AMERICAN UNIT TRUST
               (Exact Name of Registrant as Specified in Charter)

                One American Square, Indianapolis, Indiana 46282
               (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (317) 285-1877

     Thomas M. Zurek, Esq., One American Square, Indianapolis, Indiana 46282
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (Check appropriate Space)

          immediately upon filing pursuant to paragraph (b) of Rule 485
_____


 X        on    May 1, 2007     pursuant to paragraph (b) of Rule 485
_____         -----------------



          60 days after filing pursuant to paragraph (a)(1) of Rule 485
____

          on  (date) pursuant to paragraph (a)(1) of Rule 485
_____

_____     75 days after filing pursuant to paragraph (a)(2)

_____     on (date) pursuant to paragraph (a)(2) of Rule 485

_____ this post-effective amendment designates a new effective date for a previously filed amendment.



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                                       2

                              CROSS REFERENCE SHEET
                              Pursuant to Rule 495

Showing Location in Part A (Prospectus) and Part B (Statement of Additional
Information) of Registration Statement of Information Required by Form N-4

PART A - PROSPECTUS

Item of Form N-4                          Prospectus Caption
----------------                          ------------------

 1. Cover Page ...........................Cover Page
 2. Definitions ..........................Definitions
 3. Synopsis .............................Summary; Expense Table
 4. Condensed Financial Information ......Condensed Financial Information
 5. General Description ..................Information About AUL, The Variable
                                             Account, and the Funds; Voting of
                                             Shares of the Funds
 6. Deductions and Expenses ..............Charges and Deductions
 7. General Description of Variable
     Annuity Contracts ...................The Contracts; Contributions and
                                             Contract Values During the
                                             Accumulation Period; Cash
                                             Withdrawals and the Death Benefit;
                                             Summary
 8. Annuity Period .......................Annuity Period
 9. Death Benefit ........................Cash Withdrawals and The Death Benefit
10. Purchase and Policy Values ...........Contributions and Contract Values
                                             During the Accumulation Period
11. Redemptions ..........................Cash Withdrawals and The Death Benefit
12. Taxes ................................Federal Tax Matters
13. Legal Proceedings ....................Other Information
14. Table of Contents for the Statement
     of Additional Information ...........Statement of Additional Information

PART B - STATEMENT OF ADDITIONAL INFORMATION

Statement of Additional                   Statement of Additional
Information Item of Form N-4              Information Caption
----------------------------              -------------------


15. Cover Page ...........................Cover Page
16. Table of Contents ....................Table of Contents
17. General Information and History ......General Information and History
18. Services .............................Custody of Assets; Independent
                                             Auditors
19. Purchase of Securities
        Being Offered.....................Distribution of Contracts;
                                            (Prospectus) Charges and
                                             Deductions
20. Underwriters .........................Distribution of Contracts
21. Calculation of Performance Data ......Performance Information
22. Annuity Payments .....................(Prospectus) Annuity Period
23. Financial Statements .................Financial Statements


PART C - OTHER INFORMATION

Item of Form N-4                          Part C Caption
----------------                          --------------
24. Financial Statements and Exhibits ....(Statement of Additional Information)
                                             Financial Statements and Exhibits
25. Directors and Officers of the
     Depositor ...........................Directors and Officers of AUL
26. Persons Controlled By or Under
     Common Control with Depositor
     or Registrant .......................Persons Controlled By or Under Common
                                             Control With Registrant
27. Number of Policyowners ...............Number of Contractholders
28. Indemnification ......................Indemnification
29. Principal Underwriters ...............Principal Underwriters
30. Location of Accounts and Records .....Location of Accounts and Records
31. Management Services ..................Management Services
32. Undertakings .........................Undertakings
Signatures................................Signatures

                                   Prospectus
                             AUL American Unit Trust
                        GROUP VARIABLE ANNUITY CONTRACTS
                                   Offered By
                    American United Life Insurance Company(R)
                               One American Square
                           Indianapolis, Indiana 46282
                                 (800) 249-6269
                     Annuity Service Office Mailing Address:
                 P.O. Box 6148, Indianapolis, Indiana 46206-6148


This Prospectus describes group variable annuity contracts ("Contracts") offered by American United Life Insurance Company(R) ("AUL" or the "Company"). Any qualified employer, trust, custodian, association, or or other entity may enter into the Contracts.

     This Prospectus describes Contracts that allow ongoing contributions that can vary in amount and frequency ("Recurring Contribution Contracts") and Contracts that allow only a single contribution to be made ("Single Contribution Contracts"). All of the Contracts provide for the accumulation of values on either a variable basis, a fixed basis, or both. The Contracts also provide several options for fixed annuity payments to begin on a future date.


     A Participant may allocate contributions to the AUL American Unit Trust, a separate account of AUL (the "Variable Account"). The Variable Account is divided into Investment Accounts. These Investment Accounts invest in the corresponding Portfolios offered by the mutual funds. A Contract Participant does not own shares of the mutual fund; instead, a Participant owns units in the Variable Account. For example, if a Participant decides to allocate his contributions to the OneAmerica Value Investment Account, those contributions would buy units of the Variable Account which, in turn, would buy shares of the OneAmerica Value Portfolio. A Participant's Account Value may fluctuate depending on the investment performance of the underlying mutual fund portfolio. These amounts are not guaranteed. Alternatively, instead of allocating contributions to the Variable Account, a Participant may allocate contributions to AUL's Fixed Interest Account. These contributions will earn interest at rates that are paid by AUL as described in "The Fixed Interest Account." A Participant may allocate contributions to one or more of the Investment Accounts, but not all of the Investment Accounts may be available under a specific Contract.

     This Prospectus provides information about the Contracts and the Variable Account that a prospective investor should know before investing. Additional information is contained in a Statement of Additional Information ("SAI") dated May 1, 2007, which has been filed with the Securities and Exchange Commission (the "SEC"). The SAI is incorporated by reference into this Prospectus. A prospective investor may obtain a copy of the SAI without charge by calling or writing AUL at the telephone number or address indicated above. The table of contents of the SAI is located at the end of this Prospectus.

     Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the Prospectus. Any representation to the contrary is a criminal offense.

     This Prospectus should be accompanied by a current Prospectus for each fund being considered. Each of these prospectuses should be read carefully and retained for future reference.

                The date of this Prospectus is May 1, 2007

                                TABLE OF CONTENTS
Description                                                Page

DEFINITIONS  ...........................................      4
SUMMARY  ...............................................      6
  Purpose of the Contracts  ............................      6
  Types of Contracts  ..................................      6
  The Variable Account and the Funds  ..................      6
  Fixed Interest Account................................     16
  Contributions  .......................................     16
  Transfers  ...........................................     16
  Withdrawals  .........................................     16
  The Death Benefit  ...................................     16
  Annuity Options  .....................................     16
  Charges  .............................................     16
    Withdrawal Charge  .................................     16
    Premium Tax Charge  ................................     16
    Asset Charge  ......................................     16
    Administrative Charge  .............................     17
    Additional Charges and Fees  .......................     17
    Expenses of the Funds  .............................     17
  Ten-Day Free Look  ...................................     17
  Termination by the Owner  ............................     17
  Contacting AUL  ......................................     17
EXPENSE TABLE  .........................................     18
CONDENSED FINANCIAL INFORMATION  .......................     20
INFORMATION ABOUT AUL, THE VARIABLE
  ACCOUNT, AND THE FUNDS  ..............................     46
  American United Life Insurance Company(R)  ...........     46
  Variable Account  ....................................     46
  The Funds  ...........................................     46
  AIM Capital Development Fund .........................     47
  AIM Growth Series Fund ...............................     47
  AIM International Growth Fund ........................     47
  AIM Sector Funds, Inc. ...............................     47
  AIM Stock Funds, Inc. ................................     48
  Alger American Fund ..................................     48
  The Alger Institutional Funds ........................
  AllianceBernstein(SM) International
    Growth Funds .......................................     49
  The AllianceBernstein(SM) Growth Funds ...............     49
  The AllianceBernstein(SM) Value Funds ................     50
  Allianz Funds ........................................     50
  American Century(R) Capital Portfolios, Inc. .........     51
  American Century(R) Emerging Markets Fund.............     51
  American Century(R) Ginnie Mae Fund ..................     52
  American Century(R) Mutual Funds, Inc. ...............     52
  American Century(R) Quantitative Equity
    Funds, Inc. ........................................     53
  American Century(R) Strategic
    Asset Allocations, Inc. ............................     53
  American Century(R) Variable Portfolios, Inc. ........     53
  American Century(R) World Mutual Funds, Inc. .........     53
  American Funds(R).....................................     54
  Ariel Mutual Funds, Inc. .............................     54
  Calvert Income Fund ..................................     55
  Calvert New Vision Small Cap Fund ....................     55
  Calvert Social Investment Fund .......................     55
  Calvert Variable Series, Inc. ........................     55
  Dreyfus Growth and Value Funds, Inc. .................     56
  Dreyfus Premier Health Care Fund .....................     56
  Dreyfus Premier International Equity Fund ............     56
  Dreyfus Premier New Leaders, Inc. ....................     56
  Dreyfus Premier Worldwide Growth, Inc. ...............     56
  The Dreyfus/Laurel Funds, Inc. .......................     57
  The Dreyfus Premier Third Century Fund, Inc...........     57
  Fidelity(R) Advisor Funds ............................     57
  Fidelity(R) Variable Insurance Products Fund .........     59
  Fifth Third Funds.....................................     60
  First American Investment Funds, Inc. ................     61
  Franklin Capital Growth Fund .........................     61
  Franklin Flex Cap Growth Fund ........................     61
  Franklin Small-Mid Cap Growth Fund....................     62
  Franklin Strategic Series Fund .......................     62
  Franklin Value Investors Trust .......................     62
  Goldman Sachs Domestic Equity Funds ..................     62
  Goldman Sachs Specialty Funds.........................     62
  Janus Adviser Series .................................     63
  Janus Aspen Series ...................................     63
  LifePoints(R) Funds...................................
  Lord Abbett Blend Trust ... ..........................     64
  Lord Abbett Developing Growth, Inc. ..................     64
  Lord Abbett Mid-Cap Value, Inc. ......................     64
  Lord Abbett Research Fund, Inc. ......................     64
  MFS(R) International New Discovery Fund ..............     64
  MFS(R) Mid Cap Growth Fund ...........................     65
  MFS(R) Strategic Value Fund ..........................     65
  MFS(R) Value Fund ....................................     65
  Neuberger Berman LLC .................................     65
  Old Mutual Advisor Funds II...........................     66
  Old Mutual Insurance Series Funds.....................     66
  OneAmerica Funds......................................     67
  OppenheimerFunds(R) ..................................     67
  Pacific Investment Management Series .................     68
  Pioneer Bond Fund ....................................     69
  Pioneer Emerging Markets Fund ........................     69
  Pioneer Fund .........................................     69
  Pioneer High Yield ...................................     69
  Pioneer Mid-Cap Value ................................     69
  Pioneer Oak Ridge Large Cap Growth ...................     69
  Pioneer Small Cap Value...............................     70
  Pioneer Variable Life Contracts Trust ................     70
  Pro-Blend(R) Conservative Term Series.................     70
  Pro-Blend(R) Extended Term Series  ...................     70
  Pro-Blend(R) Maximum Term Series  ....................     70
  Pro-Blend(R) Moderate Term Series  ...................     70
  Russell Funds.........................................     71
  State Street Instituitional Investment Trust..........     72
  T. Rowe Price Blue Chip Growth Fund, Inc. ............     72
  T. Rowe Price Equity Income Fund..... ................     72
  T. Rowe Price Growth Stock, Inc. ........ ............     73
  T. Rowe Price International Funds, Inc. ..............     73
  T. Rowe Price Mid-Cap Growth Fund, Inc. ..............     73
  T. Rowe Price Mid-Cap Value Fund, Inc..... ...........     73
  Templeton Foreign Fund ...............................     74
  Templeton Growth Fund ................................     74
  Thornburg Investment Trust ...........................     74
  Vanguard Explorer Fund, Inc. .........................     74
  Vanguard Fixed Income Securities Funds ...............     75
THE CONTRACTS  .........................................     76
  General  .............................................     76

Description                                                Page
CONTRIBUTIONS AND CONTRACT VALUES
  DURING THE ACCUMULATION PERIOD  ......................     76
  Contributions Under the Contracts  ...................     76
  Ten-Day Free Look  ...................................     76
  Initial and Single Contributions  ....................     76
  Allocation of Contributions  .........................     76
   Subsequent Contributions Under Recurring
   Contribution Contracts  .............................     77
  Transfers of Account Value  ..........................     77
  Abusive Trading Practices.............................     77
   Late Trading.........................................     77
   Market Timing........................................     77
  Participant's Variable Account Value  ................     78
   Accumulation Units  .................................     78
   Accumulation Unit Value  ............................     78
   Net Investment Factor  ..............................     78
  Dollar Cost Averaging Program  .......................     78
CASH WITHDRAWALS AND THE DEATH BENEFIT  ................     79
  Cash Withdrawals  ....................................     79
  Systematic Withdrawal Service for 403(b), 408, 408A
   457 and 409A Programs................................     79
  Constraints on Withdrawals  ..........................     79
   General  ............................................     79
   403(b) Programs  ....................................     80
   Texas Optional Retirement Program  ..................     80
  The Death Benefit  ...................................     80
  Termination by the Owner  ............................     81
  Termination by AUL  ..................................     81
  Payments from the Variable Account  ..................     82
CHARGES AND DEDUCTIONS  ................................     82
  Premium Tax Charge  ..................................     82
  Withdrawal Charge  ...................................     82
  Asset Charge  ........................................     83
  Variable Investment Plus .............................     83
  Administrative Charge  ...............................     83
  Additional Charges and Fees  .........................     83
  Other Charges  .......................................     84
  Variations in Charges  ...............................     84
  Guarantee of Certain Charges  ........................     84
  Expenses of the Funds  ...............................     84
ANNUITY PERIOD  ........................................     84
  General  .............................................     84
  Annuity Options  .....................................     85
   Option 1 - Life Annuity  ............................     85
   Option 2 - Certain and Life Annuity  ................     85
   Option 3 - Survivorship Annuity  ....................     85
   Option 4 - Installment Refund Life Annuity  .........     85
   Option 5 - Fixed Periods  ...........................     85
  Selection of an Option  ..............................     85
THE FIXED INTEREST ACCOUNT..............................     86
  Interest  ............................................     86
  Withdrawals and Transfers  ...........................     86
  Transfer of Interest Option  .........................     87
  Contract Charges  ....................................     87
  Payments from the Fixed Interest Account..............     87
  Loans from the Fixed Interest Account.................     87
MORE ABOUT THE CONTRACTS  ..............................     88
  Designation and Change of Beneficiary  ...............     88
  Assignability  .......................................     88
  Proof of Age and Survival  ...........................     88
  Misstatements  .......................................     88
  Termination of Recordkeeping Services  ........ ......     89
FEDERAL TAX MATTERS  ...................................     89
  Introduction  ........................................     89
  Tax Status of the Company and
   the Variable Account  ...............................     89
  Tax Treatment of Retirement Programs  ................     89
  Employee Benefit Plans  ..............................     90
  403(b) Programs  .....................................     90
  408 and 408A Programs  ...............................     90
  409A and 457 Programs  ...............................     90
  Tax Penalty  .........................................     91
  Withholding  .........................................     91
OTHER INFORMATION  .....................................     91
  Voting of Shares of the Funds  .......................     91
  Substitution of Investments  .........................     92
  Redemption Fee........................................     92
  Changes to Comply with Law and Amendments  ...........     92
  Reservation of Rights  ...............................     92
  Periodic Reports  ....................................     92
  Legal Proceedings  ...................................     93
  Legal Matters  .......................................     93
STATEMENT OF ADDITIONAL INFORMATION  ...................     93

                                   DEFINITIONS

     Various terms commonly used in this Prospectus are defined as follows:

ACCOUNT DATE - The date on which a Participant's initial contribution is credited to a Participant's Account and on which AUL begins to determine account values. It is the date used to determine account years and account anniversaries.


ACCUMULATION PERIOD - The period commencing on a Participant's Account Date and terminating when the Participant's Account is closed, either through withdrawal, annuitization, payment of charges, payment of the death benefit, or a combination thereof.

ACCUMULATION UNIT - A unit of measure used to record amounts of increases to, decreases from, and accumulations in the Investment Accounts of the Variable Account during the Accumulation Period.

ANNUITANT - The person or persons on whose life or lives annuity payments depend.

ANNUITY - A series of payments made by AUL to an Annuitant or Beneficiary during the period specified in the Annuity Option.

ANNUITY COMMENCEMENT DATE - The first day of any month in which an Annuity begins under a Contract, which shall not be later than the required beginning date under applicable federal requirements.

ANNUITY OPTIONS - Options under a Contract that prescribe the provisions under which a series of annuity payments are made.

ANNUITY PERIOD - The period during which Annuity payments are made.

AUL - American United Life Insurance Company(R)

BENEFICIARY - The person having the right to the death benefit, if any, payable during the Accumulation Period, and the person having the right to benefits, if any, payable upon the death of an Annuitant during the Annuity Period.

BENEFIT RESPONSIVE - Certain types of Contracts in which withdrawal charges are not applied for payment of benefits associated with retirement, death, disability, certain terminations of employment, unforeseeable emergency, hardship, loans, required minimum distribution under the Internal Revenue Code, or long-term care facility and terminal illness benefit riders.

BUSINESS DAY - A day on which AUL's Home Office is customarily open for business. Traditionally, in addition to federal holidays, AUL is not open for business on the day after Thanksgiving; but, AUL may not be open for business on other days.

CONTRACT DATE - The date shown as the Contract Date in a Contract. It will not be later than the date any contribution is accepted under a Contract, and it is the date used to determine Contract Years, and Contract Anniversaries.

CONTRACT YEAR - A period beginning with one Contract anniversary, or, in the case of the first Contract Year, beginning on the Contract Date, and ending the day before the next Contract Anniversary. The first Contract Year may, at the request of the Owner, be less than 12 months so that the Contract Year will coincide with the Owner's accounting year. Thereafter, each Contract Year will consist of a 12 month period.

CONTRIBUTIONS - Any amount deposited under a Contract by a Participant or by an Owner or other duly authorized entity on behalf of a Participant under a 403(b) Program, a 408 or 408A Program, an Employee Benefit Plan, or a 457 or 409A
Program. Depending on the type of Contract, contributions may be made on a recurring basis or on a single premium basis.

EMPLOYEE BENEFIT PLAN - A pension or profit sharing plan established by an Employer for the benefit of its employees and which is qualified under Section 401 of the Internal Revenue Code.


EMPLOYER - An employer, such as a tax-exempt or public school organization with respect to which a Contract has been entered into for the benefit of its employees. In some cases, a trustee or custodian may act as the Owner for Participants. In this case, certain rights usually reserved to the Employer will be exercised either directly by the employees or through such trustee or custodian, who will act as the agent of such employees.


EMPLOYER SPONSORED 403(b) PROGRAM - A 403(b) Program to which an Employer makes contributions on behalf of its employees by means other than a salary reduction arrangement or other 403(b) Program that is subject to the requirements of Title I of the Employee Retirement Income Security Act of 1974, as amended.

FIXED INTEREST ACCOUNT - An account that is part of AUL's General Account in which all or a portion of a Participant's Account Value may be held for accumulation at fixed rates of interest paid by AUL. The Fixed Interest Account may not be available under all Contracts.

FUNDS - A diversified, open-end management investment company commonly referred to as a mutual fund, or a portfolio thereof.

GENERAL ACCOUNT - All assets of AUL other than those allocated to the Variable Account or to any other separate account of AUL.

HOME OFFICE - The Annuity Service Office at AUL's principal business office, One American Square, Indianapolis, Indiana 46282.

INVESTMENT ACCOUNT - One or more of the subdivisions of the Variable Account. Each Investment Account is invested in a corresponding Portfolio of a particular Fund. Not all of the Investment Accounts may be available under a particular Contract and some of the Investment Accounts are not available for certain types of Contracts.

OWNER - The employer, association, trust, or other entity entitled to the ownership rights under the Contract and in hose name or names the Contract is issued. A trustee, custodian, administrator, or other person performing similarfunctions may be designated to exercise an owner's rights and responsibilities under certain Contracts. The term "Owner," as used in this Prospectus, shall include, where appropriate, such a trustee, custodian, administrator, or other person.


PARTICIPANT - An eligible employee, member, or other person who is entitled to benefits under the Plan or retirement program as determined and reported to AUL by the Owner or other duly authorized entity.


PARTICIPANT'S ACCOUNT - An account established for each Participant. In some contracts, Participants' Accounts are not maintained.


PARTICIPANT'S ACCOUNT VALUE - The current value of a Participant's Account under a Contract, which is equal to the sum of a Participant's Fixed Interest Account Value and Variable Account Value. When the account is established, it is equal to the initial contribution, and thereafter will reflect the net result of contributions, investment performance, charges deducted, loans, and any withdrawals taken.

PARTICIPANT'S FIXED INTEREST ACCOUNT VALUE - The total value of a Participant's interest in the Fixed Interest Account.

PARTICIPANT'S VARIABLE ACCOUNT VALUE - The total value of a Participant's interest in the Investment Accounts of the Variable Account.

PARTICIPANT'S WITHDRAWAL VALUE - A Participant's Account Value minus the applicable withdrawal charge and minus the Participant's outstanding loan balances, if any, and any expense charges due thereon.

PLAN - The retirement plan or plans in connection with which the Contract is issued and any subsequent amendment to such a plan.

VALUATION DATE - Each date on which the Variable Account is valued, which currently includes each Business Day that is also a day on which the New York Stock Exchange is open for trading.

VALUATION PERIOD - A period used in measuring the investment experience of each Investment Account of the Variable Account. The Valuation Period begins following the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

VARIABLE ACCOUNT - The AUL American Unit Trust, which is a separate account of AUL, whose assets and liabilities are maintained separately from those of AUL's General Account.

VESTED - A legally fixed immediate right of ownership.

403(b) PROGRAM - An arrangement by a public school organization or a religious, charitable, educational or scientific organization that is described in Section 501(c)(3) of the Internal Revenue Code under which employees are permitted to take advantage of the federal income tax deferral benefits provided for in
Section 403(b) of the Internal Revenue Code.

408 or 408A PROGRAM - A program of individual retirement accounts or annuities, including a traditional IRA, a simplified employee pension, SIMPLE IRA, or Roth IRA established by an employer, that meets the requirements of Section 408 or 408A of the Internal Revenue Code.

457 or 409A PROGRAM - A 457 Program is a plan established by a unit of a state or local government or a tax-exempt organization (other than a church) under
Section 457 of the Internal Revenue Code. A 409A Program is a deferred compensation plan that does not qualify as an eligible 457(b) deferred compensation plan.

                                    SUMMARY

     This summary is intended to provide a brief overview of the more significant aspects of the Contracts. Later sections of this Prospectus, the Statement of Additional Information, and the Contracts themselves provide further detail. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contracts involving the Variable Account. The pertinent Contract and "The Fixed Interest Account" section of this Prospectus briefly describe the Fixed Interest Account.

PURPOSE OF THE CONTRACTS

The group variable annuity contracts ("Contracts") described in this Prospectus were generally designed by AUL for use with group retirement programs that qualify for favorable tax-deferred treatment as retirement programs under Sections 401, 403(b), 408, 408A, 457 or 409A of the Internal Revenue Code. While variable annuities may provide a Contract Owner or a Participant with additional investment and insurance or annuity-related benefits when used in connection with such a tax qualified program, any tax deferral is provided by the program or plan and not the annuity contract. A variable annuity contract presents a dynamic concept in retirement planning designed to give employers and employees and other Participants in programs flexibility to attain their investment goals. A Contract provides for the accumulation of values on a variable basis, a fixed basis, or both, and provides several options for fixed annuity payments. During the Accumulation Period, the Owner or a Participant (depending on the Contract) can allocate contributions to the various Investment Accounts of the Variable Account or to the Fixed Interest Account. See the Section "The Contracts" later in this Prospectus.


Additionally, a Contract may be used to accept contributions as a funding vehicle for a Plan Sponsor-provided: (1) Health Savings Account (HSA)
established pursuant to Internal Revenu Code Section 223 that is used exclusively to reimburse incurred qualified medical expenses for "medical care" as defined in Code Section 213(d); (2) Health Reimbursement Arrangement (HRA) accident and health plan that is used exclusively to reimburse expenses incurred for such medical care; or (3) plan that is used to provide post-employment benefits (which may include unused sick and vacation leave time benefits and certain health care benefits) for former employees.



TYPES OF CONTRACTS


AUL offers several types of Contracts that are described in this Prospectus. Recurring Contribution Contracts are available for use in connection with retirement programs that meet the requirements of Sections 401, 403(b), 408, 408A, 457 or 409A of the Internal Revenue Code. AUL also offers single contribution Contracts which are only available for use in connection with retirement programs that meet the requirements of Sections 403(b), 408 and 408A of the Internal Revenue Code.

THE VARIABLE ACCOUNT AND THE FUNDS

     AUL will allocate contributions designated to accumulate on a variable basis to the Variable Account. See the Section "Variable Account" later in this Prospectus. The Variable Account is currently divided into subaccounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one of the portfolios of the following mutual funds:


Investment Accounts and         Class
 Corresponding Mutual Fund    Designation
 Portfolios                     if any(1)         Mutual Fund                        Investment Advisor

AIM Capital Development          Retirement       AIM Capital Development Fund     A I M Advisors, Inc.

AIM Capital Development          Investor         AIM Capital Development Fund     A I M Advisors, Inc.

AIM Basic Value                  Class A          AIM Growth Series                A I M Advisors, Inc.

AIM Basic Value                  Class R          AIM Growth Series                A I M Advisors, Inc.

AIM Global Equity                Class A          AIM Growth Series                A I M Advisors, Inc.

AIM Global Equity                Institutional    AIM Growth Series                A I M Advisors, Inc.

AIM Mid Cap Core Equity          Class A          AIM Growth Series                A I M Advisors, Inc.

AIM Mid Cap Core Equity          Class R          AIM Growth Series                A I M Advisors, Inc.

AIM Small Cap Growth             Class A          AIM Growth Series                A I M Advisors, Inc.

AIM Small Cap Growth             Class R          AIM Growth Series                A I M Advisors, Inc.

AIM International Growth         Class A          AIM International Growth Fund    A I M Advisors, Inc.

AIM International Growth         Retirement       AIM International Growth Fund    A I M Advisors, Inc.

AIM Energy                       Class A          AIM Sector Funds, Inc.           A I M Advisors, Inc.

AIM Energy                       Investor         AIM Sector Funds, Inc.           A I M Advisors, Inc.

AIM Financial Services           Class A          AIM Sector Funds, Inc.           A I M Advisors, Inc.

AIM Financial Services           Investor         AIM Sector Funds, Inc.           A I M Advisors, Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.


Investment Accounts and         Class
 Corresponding Mutual Fund    Designation
 Portfolios                     if any(1)         Mutual Fund                        Investment Advisor

AIM Global Health Care Fund      Class A          AIM Sector Funds, Inc.           A I M Advisors, Inc.

AIM Global Health Care Fund      Investor         AIM Sector Funds, Inc.           A I M Advisors, Inc.

AIM Leisure                      Class A          AIM Sector Funds, Inc.           A I M Advisors, Inc.

AIM Technology                   Class A          AIM Sector Funds, Inc.           A I M Advisors, Inc.

AIM Technology                   Investor         AIM Sector Funds, Inc.           A I M Advisors, Inc.

AIM Dynamics                     Investor         AIM Stock Funds, Inc.            A I M Advisors, Inc.

Alger American Balanced          Class O          Alger American Fund              Fred Alger Management, Inc.

Alger American Growth            Class O          Alger American Fund              Fred Alger Management, Inc.

Alger American Leveraged AllCap  Class O          Alger American Fund              Fred Alger Management, Inc.

Alger Capital Appreciation
  Institutional                  Institutional    The Alger Institutional Funds    Fred Alger Management, Inc.

Alger Capital Appreciation
  Institutional                  Retirement       The Alger Institutional Funds    Fred Alger Management, Inc.

Alger SmallCap Growth
  Institutional                  Institutional    The Alger Institutional Funds    Fred Alger Management, Inc.

Alger SmallCap Growth
  Institutional                  Retirement       The Alger Institutional Funds    Fred Alger Management, Inc.


AllianceBernstein (SM)           Class R          AllianceBernstein(SM)            Alliance Capital Management L.P.
  International Growth                            International Growth Funds

AllianceBernstein(SM)            Class R          The AllianceBernstein(SM)        Alliance Capital Management L.P.
  Mid-Cap Growth                                    Growth Funds

AllianceBernstein(SM)            Class R          The AllianceBernstein(SM)        Alliance Capital Management L.P.
  Small-Cap Growth                                  Growth Funds

AllianceBernstein(SM) Focused    Class R          The AllianceBernstein(SM)        Alliance Capital Management L.P.
  Growth & Income                                   Value Funds

AllianceBernstein(SM)            Class R          The AllianceBernstein(SM)        Alliance Capital Management L.P.
  Global Value                                      Value Funds

AllianceBernstein(SM)            Class R          The AllianceBernstein(SM)        Alliance Capital Management L.P.
  International Value                               Value Funds

AllianceBernstein(SM)            Class R          The AllianceBernstein(SM)        Alliance Capital Management L.P.
  Small/Mid Cap Value                               Value Funds

AllianceBernstein(SM)  Value     Class R          The AllianceBernstein(SM)        Alliance Capital Management L.P.
                                                    Value Funds

Allianz CCM Capital              Class R          Allianz Funds                    Allianz Dresdner Asset Management of America
Appreciation


Allianz CCM Mid Cap              Administrative   Allianz Funds                    Allianz Dresdner Asset Management of America

Allianz CCM Mid Cap              Class R          Allianz Funds                    Allianz Dresdner Asset Management of America

Allianz NFJ Dividend Value       Admin            Allianz Funds                    Allianz Dresdner Asset Management of America

Allianz NFJ Dividend Value       Class R          Allianz Funds                    Allianz Dresdner Asset Management of America

Allianz NFJ Small-Cap Value      Class R          Allianz Funds                    Allianz Dresdner Asset Management of America

Allianz NFJ Small-Cap Value      Administrative   Allianz Funds                    Allianz Dresdner Asset Management of America

Allianz OCC Renaissance          Class R          Allianz Funds                    Allianz Dresdner Asset Management of America

Allianz OCC Renaissance          Administrative   Allianz Funds                    Allianz Dresdner Asset Management of America

Allianz OCC Value                Class R          Allianz Funds                    Allianz Dresdner Asset Management of America

Allianz OCC Value                Administrative   Allianz Funds                    Allianz Dresdner Asset Management of America

Allianz RCM Large-Cap Growth     Class R          Allianz Funds                    Allianz Dresdner Asset Management of America

                                                                                    Management, Inc.

American Century(R)              Advisor          American Century(R) Capital      American Century(R) Investment Management, Inc.
  Equity Income                                     Portfolios, Inc.

American Century(R)              Investor         American Century(R) Capital      American Century(R) Investment Management, Inc.
  Equity Income                                     Portfolios, Inc.

American Century(R)              Advisor          American Century(R) Capital      American Century(R) Investment Management, Inc.
   Large Company Value                               Portfolios, Inc.

American Century(R)              Advisor          American Century(R) Capital      American Century(R) Investment Management, Inc.
  Real Estate                                       Portfolios, Inc.

American Century(R)              Investor         American Century(R) Capital      American Century(R) Investment Management, Inc.
  Real Estate                                       Portfolios, Inc.

American Century(R)              Advisor          American Century(R) Capital      American Century(R) Investment Management, Inc.
  Small Cap Value                                   Portfolios, Inc.
(1) Please refer to the Fund prospectus for a description of the class designation.


Investment Accounts and         Class
 Corresponding Mutual Fund    Designation
 Portfolios                     if any(1)         Mutual Fund                        Investment Advisor

American Century(R)              Investor         American Century(R) Capital      American Century(R)Investment Management, Inc.
  Small Cap Value                                   Portfolios, Inc.


American Century(R)              Advisor          American Century(R) Emerging     American Century(R) Global Investment
  Emerging Markets                                  Markets Fund                     Management, Inc.

American Century(R)              Investor         American Century(R) Emerging     American Century(R) Global Investment
  Emerging Markets                                  Markets Fund                     Management, Inc.

American Century(R)              Advisor          American Century(R)              American Century(R) Investment Management, Inc.
  Ginnie Mae                                        Ginnie Mae Fund

American Century(R)              Advisor          American Century(R)              American Century(R) Investment Management, Inc.
  Equity Growth                                     Mutual Funds, Inc.

American Century(R)              Investor         American Century(R)              American Century(R) Investment Management, Inc.
  Equity Growth                                     Mutual Funds, Inc.


American Century(R)              Advisor          American Century(R)              American Century(R) Investment Management, Inc.
  Growth                                            Mutual Funds, Inc.

American Century(R) Heritage     Advisor          American Century(R) Mutual       American Century(R) Investment Management, Inc.
                                                    Funds, Inc.

American Century(R)              Advisor          American Century(R) Mutual       American Century(R) Investment Management, Inc.
   Inflation-Adjusted Bond                          Funds, Inc.

American Century(R) New          Advisor          American Century(R) Mutual       American Century(R) Investment Management, Inc.
Opportunities II                                    Funds, Inc.

American Century(R) Select       Investor         American Century(R) Mutual       American Century(R) Investment Management, Inc.
                                                    Funds, Inc.

American Century(R) Ultra(R)     Advisor          American Century(R)              American Century(R) Investment Management, Inc.
                                                    Mutual Funds, Inc.

American Century(R) Ultra(R)     Investor         American Century(R)              American Century(R) Investment Management, Inc.
                                                    Mutual Funds, Inc.
American Century(R) Vista        Advisor          American Century(R)              American Century(R) Investment Management, Inc.
                                                    Mutual Funds, Inc.

American Century(R) Vista        Investor        American Century(R)               American Century(R) Investment Management, Inc
                                                    Mutual Funds, Inc.

American Century(R)              Advisor          American Century(R)              American Century(R) Investment Management, Inc.
  Income & Growth                                   Quantitative Equity Funds

American Century(R)              Advisor          American Century(R)              American Century(R) Investment Management, Inc.
  Small Company                                     Quantitative Equity Funds

American Century(R) Strategic    Advisor          American Century(R)              American Century(R) Investment Management, Inc.
  Allocation - Aggressive                           Strategic Asset
                                                    Allocations, Inc.

American Century(R) Strategic    Investor         American Century(R)              American Century(R)Investment Management, Inc.
  Allocation - Aggressive                           Strategic Asset
                                                    Allocations, Inc.

American Century(R) Strategic    Advisor          American Century(R)              American Century(R) Investment Management, Inc.
  Allocation - Conservative                         Strategic Asset
                                                    Allocations, Inc.

American Century(R) Strategic    Investor         American Century(R)              American Century(R) Investment Management, Inc.
  Allocation - Conservative                         Strategic Asset
                                                    Allocations, Inc.
American Century(R) Strategic    Advisor          American Century(R)              American Century(R) Investment Management, Inc.
   Allocation - Moderate                            Strategic Asset
                                                    Allocations, Inc.

American Century(R) Strategic    Investor         American Century(R)              American Century(R) Investment Management, Inc.
  Allocation - Moderate                             Strategic Asset
                                                    Allocations, Inc.

American Century(R) Strategic                     American Century(R)              American Century(R) Investment Management, Inc.
   Allocation - Aggressive                          Strategic Asset
  (substitution class)                              Allocations, Inc.

American Century(R) Strategic                     American Century(R)              American Century(R) Investment Management, Inc.
  Allocation - Conservative                         Strategic Asset
  (substitution class)                              Allocations, Inc.

American Century(R) Strategic                     American Century(R)              American Century(R) Investment Management, Inc.
  Allocation - Moderate                             Strategic Asset
  (substitution class)                              Allocations, Inc.

American Century(R)                               American Century(R) Variable     American Century(R) Investment Management, Inc.
  VP Capital Appreciation        Class I            Portfolios, Inc.

American Century(R)              Advisor          American Century(R) World        American Century(R) Investment Management, Inc.
  International Growth                              Mutual Funds, Inc.

American Century(R)              Investor         American Century(R)              American Century(R) Investment Management, Inc.
  International Growth                              World Mutual Funds, Inc.

American Funds(R) AMCAP Fund (R) Class R3         American Funds(R)                Capital Research and Management Company

American Funds(R) AMCAP Fund(R)  Class R4         American Funds(R)                Capital Research and Management Company

American Funds(R) American       Class R4         American Funds(R)                Capital Research and Management Company
  High-Income Trust(SM)

American Funds(R) American
  High-Income Trust(SM)          Class R3         American Funds(R)                Capital Research and Management Company


(1) Please refer to the Fund prospectus for a description of the class designation.

Investment Accounts and         Class
Corresponding Mutual Fund     Designation
Portfolios                      If Any(1)         Mutual Fund                        Investment Advisor


American Funds(R) Captial World
  Growth & Income                Class R3         American Funds(R)                Capital Research and Management Company

American Funds(R) Capital World  Class R4         American Funds(R)                Capital Research and Management Company
Growth & Income

American Funds(R) EuroPacific
  Growth Fund(R)                 Class R3         American Funds(R)                Capital Research and Management Company

American Funds(R) EuroPacific
  Growth Fund                    Class R4         American Funds(R)                Capital Research and Management Company

American Funds(R) Fundamental    Class R3         American Funds(R)                Capital Research and Management Company
   Investors

American Funds(R) Fundamentals   Class R4         American Funds(R)                Capital Research and Management Company
   Investors

American Funds(R) Intermediate
  Bond Fund                      Class R3         American Funds(R)                Capital Research and Management Company

American Funds(R) Intermediate
  Bond Fund                      Class R4         American Funds(R)                Capital Research and Management Company

American Funds(R) The Growth
  Fund of America(R)             Class R3         American Funds(R)                Capital Research and Management Company

American Funds(R) The Growth
  Fund of America(R)             Class R4         American Funds(R)                Capital Research and Management Company

Ariel                                             Ariel Mutual Funds, Inc.         Ariel Capital Management, Inc.

Ariel Appreciation                                Ariel Mutual Funds, Inc.         Ariel Capital Management, Inc.

Calvert Income                   Class A          Calvert Income Fund              Calvert Asset Management Company (CAMCO)

Calvert New Vision Small Cap     Class A          Calvert New Vision               Calvert Asset Management Company (CAMCO)
                                                    Small Cap Fund

Calvert Social Investment Equity Class A          Calvert Social                   Calvert Asset Management Company (CAMCO)
                                                    Investment Fund

Calvert Social Mid Cap Growth    Class A          Calvert Variable Series, Inc.     Calvert Asset Management Company (CAMCO)

Dreyfus Premier Future Leaders   Class T          Dreyfus Growth and Value          The Dreyfus Corporation
                                                    Funds, Inc.
Dreyfus Premier Structured
  Midcap                         Class T          Dreyfus Growth and Value          The Dreyfus Corporation
                                                    Leaders, Inc.
Dreyfus Premier Health Care      Class R          Dreyfus Premier Health Care       The Dreyfus Corporation

Dreyfus Premier Health Care      Class T          Dreyfus Premier Health Care       The Dreyfus Corporation

Dreyfus Premier International
  Equity                         Class R          Dreyfus Premier International     The Boston Company Asset Management LLC
                                                    Equity Fund

Dreyfus Premier International
  Equity                         Class T          Dreyfus Premier International     The Boston Company Asset Management LLC
                                                    Equity Fund

Dreyfus Premier New Leaders      Class T          Dreyfus Premier New               The Dreyfus Corporation
                                                    Leaders, Inc.

Dreyfus Premier New Leaders      Class A          Dreyfus Premier New               The Dreyfus Corporation
                                                    Leaders, Inc.

Dreyfus Premier Worldwide        Class T          Dreyfus Premier Worldwide         The Dreyfus Corporation
  Growth                                            Growth, Inc.

Dreyfus Premier Small Cap        Class T          The Dreyfus/Laurel Funds, Inc.    The Dreyfus Corporation
  Value

Dreyfus Premier Third Century    Class T          The Dreyfus Premier Third         The Dreyfus Corporation
                                                    Century Fund, Inc.


Fidelity(R) Advisor Diversified  Class T          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company
  International

Fidelity(R) Advisor Dividend     Class T          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company
  Growth

Fidelity(R) Advisor Dynamic      Class T          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company
  Capital Appreciation

Fidelity(R) Advisor Equity       Class T          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company
  Growth

Fidelity(R) Advisor Equity       Class T          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company
  Income

Fidelity(R) Advisor Fifty        Class A          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company

Fidelity(R) Advisor Fifty        Class T          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company

Fidelity(R) Advisor Freedom      Class T          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company
   2010

Fidelity(R) Advisor Freedom      Class A          Fidelity(R)Advisor Funds          Fidelity(R) Management & Research Company
   2010

Fidelity(R) Advisor Freedom      Class T          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company
   2015

Fidelity(R) Advisor Freedom      Class A          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company
   2015

Fidelity(R) Advisor Freedom      Class T          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company
   2020

Fidelity(R) Advisor Freedom      Class A          Fidelity(R)Advisor Funds          Fidelity(R) Management & Research Company
   2020

Fidelity(R) Advisor Freedom      Class T          Fidelity(R) Advisor Funds         Fidelity(R)Management & Research Company
   2025

Fidelity(R)Advisor Freedom       Class A          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company
   2025

Fidelity(R)Advisor Freedom       Class T          Fidelity(R)Advisor Funds          Fidelity(R) Management & Research Company
   2030

Fidelity(R) Advisor Freedom      Class A          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company
   2030

Fidelity(R) Advisor Freedom      Class T          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company
   2035

Fidelity(R) Advisor Freedom      Class A          Fidelity(R) Advisor Funds         Fidelity(R)Management & Research Company
   2035

Fidelity(R)Advisor Freedom       Class T          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company
   2040

Fidelity(R) Advisor Freedom      Class A          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company
   2040

Fidelity(R) Advisor Freedom      Class T          Fidelity(R)Advisor Funds          Fidelity(R) Management & Research Company
   2045

Fidelity(R) Advisor Freedom      Class A          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company
   2045

Fidelity(R) Advisor Freedom      Class T          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company
   2050

Fidelity(R) Advisor Freedom      Class A          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company
   2050

Fidelity(R) Advisor Freedom      Class T          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company
  Income

Fidelity(R) Advisor Freedom      Class A          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company
  Income

Fidelity(R) Advisor Growth       Class T          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company
  & Income

Fidelity(R) Advisor Growth       Class T          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company
  Opportunities

Fidelity Advisor International   Class T          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company
  Capital Appreciation

Fidelity(R) Advisor Leveraged
  Company Stock                  Class A          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company

Fidelity(R) Advisor Leveraged
  Company Stock                  Class T          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company

Fidelity(R) Advisor Mid Cap      Class T          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company

Fidelity(R) Advisor New          Class T          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company
  Insights

Fidelity(R) Advisor Overseas     Class T          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company

Fidelity(R) Advisor Small Cap    Class T          Fidelity(R) Advisor Funds         Fidelity(R) Management & Research Company

Fidelity(R) VIP Asset ManagerSM  Initial          Fidelity(R) Variable Insurance    Fidelity(R) Management & Research Company
                                                    Products Fund

Fidelity(R) VIP Contrafund(R)    Initial          Fidelity(R) Variable Insurance    Fidelity(R) Management & Research Company
                                                    Products Fund

(1) Please refer to the Fund prospectus for a description of the class designation.

Investment Accounts and         Class
Corresponding Mutual Fund     Designation
Portfolios                      If Any(1)         Mutual Fund                        Investment Advisor

Fidelity(R) VIP Equity-Income    Initial          Fidelity(R) Variable Insurance    Fidelity(R) Management & Research Company
                                                    Products Fund

Fidelity(R) VIP Growth           Initial          Fidelity(R)Variable Insurance     Fidelity(R) Management & Research Company
                                                    Products Fund

Fidelity(R) VIP High Income      Initial          Fidelity(R) Variable Insurance    Fidelity(R) Management & Research Company
                                                    Products Fund

Fidelity(R) VIP Overseas         Initial          Fidelity(R) Variable Insurance    Fidelity(R) Management & Research Company
                                                    Products Fund

Fifth Third Mid Cap Growth       Advisor          Fifth Third Funds                 Fifth Third Asset Management, Inc.

Fifth Third Multi Cap Value      Advisor          Fifth Third Funds                 Fifth Third Asset Management, Inc.

Fifth Third Quality Growth       Advisor          Fifth Third Funds                 Fifth Third Asset Management, Inc.

Fifth Third Strategic Income     Advisor          Fifth Third Funds                 Fifth Third Asset Management, Inc.

Fifth Third Technology           Advisor          Fifth Third Funds                 Fifth Third Asset Management, Inc.

                                                    Funds, Inc.                     U.S. Bancorp Asset Management, Inc.

First American Funds Mid Cap                      First American Investment
  Growth Opportunities           Class A             Funds, Inc.                    U.S. Bancorp Asset Management, Inc.

First American Funds Mid Cap                      First American Investment
  Growth Opportunities           Class R             Funds, Inc.                    U.S. Bancorp Asset Management, Inc.

First American Funds Mid Cap                      First American Investment
  Value                          Class A             Funds, Inc.                    U.S. Bancorp Asset Management, Inc.

First American Funds Mid Cap                      First American Investment
  Value                          Class R             Funds, Inc.                    U.S. Bancorp Asset Management, Inc.

First American Funds Small Cap                    First American Investment
  Select                         Class A             Funds, Inc.                    U.S. Bancorp Asset Management, Inc.

First American Funds Small Cap                    First American Investment
  Select                         Class R             Funds, Inc.                    U.S. Bancorp Asset Management, Inc.

First American Funds Small Cap                    First American Investment
  Value                          Class A             Funds, Inc.                    U.S. Bancorp Asset Management, Inc.

First American Funds Small Cap                    First American Investment
  Value                          Class R             Funds, Inc.                    U.S. Bancorp Asset Management, Inc.

First American Funds Strategy                     First American Investment
  Growth Allocation              Class A             Funds, Inc.                    U.S. Bancorp Asset Management, Inc.

First American Funds Strategy                     First American Investment
  Growth Allocation              Class R             Funds, Inc.                    U.S. Bancorp Asset Management, Inc.

Franklin Capital Growth          Class R          Franklin Capital Growth Fund      Franklin Advisers, Inc.

Franklin Flex Cap Growth         Class R          Franklin Flex Cap                 Franklin Advisers, Inc.
                                                    Growth Fund

Franklin Small-Mid Cap Growth    Class R          Franklin Small-Mid Cap            Franklin Advisers, Inc.
                                                    Growth Fund

Franklin Strategic Income        Class R          Franklin Strategic Series         Franklin Advisers, Inc.

Franklin Small Cap Value         Class A          Franklin Value Investors Trust    Franklin Advisory Services, LLC

Franklin Small Cap Value         Class R          Franklin Value Investors Trust    Franklin Advisory Services, LLC

Goldman Sachs Mid Cap Value      Institutional    GOLDMAN SACHS DOMESTIC EQUITY     Goldman Sachs Asset Management, L.P.
                                                    FUNDS

Goldman Sachs Mid Cap Value      Service          GOLDMAN SACHS DOMESTIC EQUITY     Goldman Sachs Asset Management, L.P.
                                                    FUNDS

Goldman Sachs Small Cap Value    Institutional    GOLDMAN SACHS DOMESTIC EQUITY     Goldman Sachs Asset Management, L.P.
                                                    FUNDS

Goldman Sachs Small Cap Value    Service          GOLDMAN SACHS DOMESTIC EQUITY     Goldman Sachs Asset Management, L.P.
                                                    FUNDS

Goldman Sachs Strategic Growth   Institutional    GOLDMAN SACHS DOMESTIC EQUITY     Goldman Sachs Asset Management, L.P.
                                                    FUNDS

Goldman Sachs Strategic Growth   Service          GOLDMAN SACHS DOMESTIC EQUITY     Goldman Sachs Asset Management, L.P.
                                                    FUNDS

Goldman Sachs Tollkeeper         Instituional     GOLDMAN SACHS DOMESTIC EQUITY     Goldman Sachs Asset Management, L.P.
                                                    FUNDS

Goldman Sachs Tollkeeper         Service          GOLDMAN SACHS DOMESTIC EQUITY     Goldman Sachs Asset Management, L.P.
                                                    FUNDS

Janus Adviser Forty Fund         Class R          Janus Adviser Series              Janus Capital Management LLC

Janus Adviser Growth and Income  Class R          Janus Adviser Series              Janus Capital Management LLC
  Fund

Janus Adviser INTECH             Class I          Janus Adviser Series              Janus Capital Management LLC
  Risk-Managed Growth

Janus Adviser Mid Cap Value      Class R          Janus Adviser Series              Janus Capital Management LLC

Janus Adviser Small Company      Class I          Janus Adviser Series              Janus Capital Management LLC
  Value Fund

Janus Adviser Small Company      Class I          Janus Adviser Series              Berger Financial Group LLC
  Value Fund

Janus Aspen Series Flexible      Institutional    Janus Aspen Series                Janus Capital Management LLC
  Bond Portfolio

Janus Aspen Mid Cap Value        Service          Janus Aspen Series                Janus Capital Management LLC

Janus Aspen Series Worldwide     Institutional    Janus Aspen Series                Janus Capital Management LLC
  Growth Portfolio

Russell 2010 Strategy Fund       Class R3         LifePoints(R) Funds               Russell Investment Management Co. (RIMCO)

Russell 2010 Strategy Fund       Class R2         LifePoints(R) Funds               Russell Investment Management Co. (RIMCO)

Russell 2020 Strategy Fund       Class R3         LifePoints(R) Funds               Russell Investment Management Co. (RIMCO)

Russell 2020 Strategy Fund       Class R2         LifePoints(R) Funds               Russell Investment Management Co. (RIMCO)

Russell 2030 Strategy Fund       Class R3         LifePoints(R) Funds               Russell Investment Management Co. (RIMCO)

Russell 2030 Strategy Fund       Class R2         LifePoints(R) Funds               Russell Investment Management Co. (RIMCO)

Russell 2040 Strategy Fund       Class R3         LifePoints(R) Funds               Russell Investment Management Co. (RIMCO)

Russell 2040 Strategy Fund       Class R2         LifePoints(R) Funds               Russell Investment Management Co. (RIMCO)

Russell LifePoints(R) Balanced   Class R3         LifePoints(R) Funds               Russell Investment Management Co. (RIMCO)

Russell LifePoints(R) Balanced   Class E          LifePoints(R) Funds               Russell Investment Management Co. (RIMCO)

Russell LifePoints(R) Balanced   Class R2         LifePoints(R) Funds               Russell Investment Management Co. (RIMCO)

Russell LifePoints(R)            Class R3         LifePoints(R) Funds               Russell Investment Management Co. (RIMCO)
   Conservative

Russell LifePoints(R)            Class E          LifePoints(R) Funds               Russell Investment Management Co. (RIMCO)
   Conservative
Russell LifePoints(R)            Class R2         LifePoints(R) Funds               Russell Investment Management Co. (RIMCO)
   Conservative
Russell LifePoints(R)            Class R3         LifePoints(R)Funds                Russell Investment Management Co. (RIMCO)
   Equity Growth Strategy

Russell LifePoints(R)            Class E          LifePoints(R) Funds               Russell Investment Management Co. (RIMCO)
   Equity Growth Strategy

Russell LifePoints(R)            Class R2         LifePoints(R) Funds               Russell Investment Management Co. (RIMCO)
   Equity Growth Strategy

Russell LifePoints(R) Growth     Class R3         LifePoints(R) Funds               Russell Investment Management Co. (RIMCO)
   Strategy

Russell LifePoints(R) Growth     Class E          LifePoints(R) Funds               Russell Investment Management Co. (RIMCO)
   Strategy

Russell LifePoints(R) Growth     Class R2         LifePoints(R) Funds               Russell Investment Management Co. (RIMCO)
   Strategy

Russell LifePoints(R) Moderate   Class R3         LifePoints(R) Funds               Russell Investment Management Co. (RIMCO)

Russell LifePoints(R) Moderate   Class E          LifePoints(R) Funds               Russell Investment Management Co. (RIMCO

Russell LifePoints(R) Moderate   Class R2         LifePoints(R) Funds               Russell Investment Management Co. (RIMCO

Lord Abbett Small-Cap Blend      Class P          Lord Abbett Blend Trust           Lord, Abbett & Co. LLC

Lord Abbett Developing Growth    Class P          Lord Abbett Developing            Lord, Abbett & Co. LLC
                                                    Growth, Inc.

Lord Abbett Mid-Cap Value        Class P          Lord Abbett Mid-Cap               Lord, Abbett & Co. LLC
                                                    Value, Inc.

Lord Abbett Growth Opportunities Class P          Lord Abbett Research              Lord, Abbett & Co. LLC
                                                    Fund, Inc.

Lord Abbett Small-Cap Value      Class P          Lord Abbett Research Fund,        Lord, Abbett & Co. LLC
                                                    Inc.

MFS(R) International             Class A          MFS(R) International              MFS Investment Management(R)
  New Discovery                                     New Discovery Fund

MFS(R) Mid Cap Growth            Class A          MFS(R) Mid Cap Growth Fund        MFS Investment Management(R)

MFS(R) Strategic Value           Class A          MFS(R) Strategic Value Fund       MFS Investment Management(R)

MFS(R) Value                     Class A          MFS(R) Value Fund                 MFS Investment Management(R)

Neuberger Berman Fasciano        Advisor          Neuberger Berman LLC              Neuberger Berman Management, Inc.

Neuberger Berman Focus           Advisor          Neuberger Berman LLC              Neuberger Berman Management, Inc.

Neuberger Berman Millinneum      Advisor          Neuberger Berman LLC              Neuberger Berman Management Inc.

Neuberger Berman Partners        Advisor          Neuberger Berman LLC              Neuberger Berman Management Inc.

Old Mutual Emerging Growth Fund  Class Z          Old Mutual Advisor Funds II       Old Mutual Captial, Inc. ("OMCAP")

Old Mutual Growth Fund           Class Z          Old Mutual Advisor Funds II       Old Mutual Capital, Inc. ("OMCP")

Old Mutual Large Cap Fund        Class Z          Old Mutual Advisor Funds II       Old Mutual Capital, Inc. ("OMCAP")


(1) Please refer to the Fund prospectus for a description of the class designation.

Investment Accounts and         Class
Corresponding Mutual Fund     Designation
Portfolios                      If Any(1)         Mutual Fund                        Investment Advisor

Old Mutual Columbus Circle       Class Z          Old Mutual Insurance Series Funds Old Mutual Capital, Inc. ("OMCAP")
    Technology & Communications
    Porfolio

Old Mutual Growth II Portfolio   Class Z          Old Mutual Insurance Series Funds Old Mutual Capital, Inc. ("OMCAP")


OneAmerica Asset Director        Class O          OneAmerica Funds, Inc.           American United Life Insurance Company(R)

OneAmerica Asset Director        Advisor          OneAmerica Funds, Inc.           American United Life Insurance Company(R)

OneAmerica Investment            Class O          OneAmerica Funds, Inc.           American United Life Insurance Company(R)
  Grade Bond

OneAmerica Investment            Advisor          OneAmerica Funds, Inc.           American United Life Insurance Company(R)
  Grade Bond

OneAmerica Money Market          Class O          OneAmerica Funds, Inc.           American United Life Insurance Company(R)

OneAmerica Money Market          Advisor          OneAmerica Funds, Inc.           American United Life Insurance Company(R)

OneAmerica Socially              Class O          OneAmerica Funds, Inc.           American United Life Insurance Company(R)
  Responsive Portfolio

OneAmerica Socially              Advisor          OneAmerica Funds, Inc.           American United Life Insurance Company(R)
  Responsive Portfolio

OneAmerica Value                 Class O          OneAmerica Funds, Inc.           American United Life Insurance Company(R)

OneAmerica Value                 Advisor          OneAmerica Funds, Inc.           American United Life Insurance Company(R)

Oppenheimer Developing Markets   Class N          OppenheimerFunds(R)               The Manager

Oppenheimer Global               Class N          OppenheimerFunds(R)               The Manager

Oppenheimer International Bond   Class N          OppenheimerFunds(R)               The Manager

Oppenheimer International        Class N          OppenheimerFunds(R)               The Manager
   Small Company

Oppenheimer Main Street          Class N          OppenheimerFunds(R)               The Manager
  Opportunity

Oppenheimer Main Street Small    Class A          OppenheimerFunds(R)               The Manager
  Cap

Oppenheimer Main Street Small    Class N          OppenheimerFunds(R)               The Manager
  Cap

Oppenheimer Small & Mid          Class N          OppenheimerFunds(R)               The Manager
  Cap Value

Oppenheimer Small Cap Value      Class N          OppenheimerFunds(R)               The Manager

Oppenheimer Strategic Income     Class N          OppenheimerFunds(R)               The Manager

Oppenheimer Strategic Income     Class A          OppenheimerFunds(R)               The Manager


PIMCO High Yield                 Class R          Pacific Investment                Pacific Investment Management Company LLC
                                                    Management Series

PIMCO High Yield                 Administrative   Pacific Investment                Pacific Investment Management Company LLC
                                                    Management Series

PIMCO Total Return               Class R          Pacific Investment                Pacific Investment Management Company LLC
                                                    Management Series

PIMCO Total Return               Adminsitrative   Pacific Investment                Pacific Investment Management Company LLC
                                                    Management Series

Pioneer Bond                     Class R          Pioneer Bond Fund                 Pioneer Investment Management, Inc.

Pioneer Emerging Markets         Class A          Pioneer Emerging Markets Fund     Pioneer Investment Management, Inc.

Pioneer Fund                     Class R          Pioneer Fund                      Pioneer Investment Management, Inc.

Pioneer High Yield               Class R          Pioneer High Yield                Pioneer Investment Management, Inc.

Pioneer Mid-Cap Value            Class R          Pioneer Mid-Cap Value             Pioneer Investment Management, Inc.

Pioneer Oak Ridge Large Cap      Class R          Pioneer Oak Ridge Large Cap       Pioneer Investment Management, Inc.
  Growth                                            Growth

Pioneer Small Cap Value          Class R          Pioneer Small Cap Value           Pioneer Investment Management, Inc.

Pioneer VCT Fund                                  Pioneer Variable Life             Pioneer Investment Mangement, Inc.
                                                    Contracts Trust

Pioneer VCT Growth Opportunities                  Pioneer Variable Life             Pioneer Investment Management, Inc.
                                                    Contracts Trust

Manning & Napier Fund, Inc.      Class A          Pro-Blend Conservative Term       Manning & Napier Advisors, Inc.
  Pro-Blend Conservative Term                       Series
  Series

Manning & Napier Fund, Inc.      Class A          Pro-Blend Extended Term           Manning & Napier Advisors, Inc.
  Pro-Blend Extended Term                           Series
  Series

Manning & Napier Fund, Inc.      Class A          Pro-Blend Maximum Term            Manning & Napier Advisors, Inc.
  Pro-Blend Maximum Term                            Series
  Series

Manning & Napier Fund, Inc.      Class A          Pro-Blend Moderate Term           Manning & Napier Advisors, Inc.
  Pro-Blend Moderate Term                           Series
  Series

Russell Emerging Markets Fund    Class E          Russell Funds                     Frank Russell Investment Management Co. (FRIMCO)

Russell Equity I                 Class E          Russell Funds                     Russell Investment Management Co. (RIMCO)

Russell Equity II                Class E          Russell Funds                     Russell Investment Management Co. (RIMCO)

Russell Equity Q                 Class E          Russell Funds                     Russell Investment Management Co. (RIMCO)

Russell International            Class E          Russell Funds                     Frank Russell Investment Management Co. (FRIMCO)

Russell Real Estate Securities   Class E          Russell Funds                     Frank Russell Investment Management Co. (FRIMCO)
  Fund

Russell Select Value Fund        Class E          Russell Funds                     Frank Russell Investment Management Co. (FRIMCO)

State Street Equity 500 Index    Class A          State Street Institutional        State Street Bank & Trust Company
                                                  Investment Trust

State Street Equity 500 Index    Class R          State Street Institutional        State Street Bank & Trust Company
                                                    Investment Trust
T. Rowe Price Blue Chip Growth   Class R          T. Rowe Price Blue Chip           T. Rowe Price Associates, Inc.
                                                    Growth Fund, Inc.
(1) Please refer to the Fund prospectus for a description of the class designation.

Investment Accounts and         Class
Corresponding Mutual Fund     Designation
Portfolios                      If Any(1)         Mutual Fund                        Investment Advisor

T. Rowe Price Equity Income                       T. Rowe Price Equity Income       T. Rowe Price Associates, Inc.
                                                    Fund

T. Rowe Price Equity Income      Class R          T. Rowe Price Equity Income       T. Rowe Price Associates, Inc.
                                                    Fund

T. Rowe Price Growth Stock       Class R          T. Rowe Price Growth Stock, Inc.  T. Rowe Price Associates, Inc.

T. Rowe Price Growth Stock       Advisor          T. Rowe Price Growth Stock, Inc.  T. Rowe Price Associates, Inc.

T. Rowe Price European Stock Fund                 T. Rowe Price International       T. Rowe Price Associates, Inc.
                                                    Funds, Inc.
T. Rowe Price International      Class R          T. Rowe Price International       T. Rowe Price Associates, Inc.
  Growth & Income                                   Funds, Inc.

T. Rowe Price International      Advisor          T. Rowe Price International       T. Rowe Price Associates, Inc.
  Growth & Income                                   Funds, Inc.

T. Rowe Price International      Class R          T. Rowe Price International       T. Rowe Price Associates, Inc.
  Stock                                             Funds, Inc.


T. Rowe Price Mid-Cap Growth     Class R          T. Rowe Price Mid-Cap             T. Rowe Price Associates, Inc.
                                                    Growth Fund, Inc.

T. Rowe Price Mid-Cap Value      Class R          T. Rowe Price Mid Cap             T. Rowe Price Associates, Inc.
                                                    Value Fund, Inc.

T. Rowe Price Mid-Cap Value      Advisor          T. Rowe Price Mid Cap             T. Rowe Price Associates, Inc.
                                                    Value Fund, Inc.
Templeton Foreign                Class R          Templeton Foreign Fund            Templeton Global Advisors Limited

Templeton Foreign                Class A          Templeton Foreign Fund            Templeton Global Advisors Limited

Templeton Growth                 Class R          Templeton Growth Fund             Templeton Global Advisors Limited

Templeton Growth                 Class A          Templeton Growth Fund             Templeton Global Advisors Limited

Thornburg Core Growth            Class R3         Thornburg Investment Trust        Thornburg Investment Management, Inc.

Thornburg Core Growth            Class R5         Thornburg Investment Trust        Thornburg Investment Management, Inc.

Thornburg International Value    Class R3         Thornburg Investment Trust        Thornburg Investment Management, Inc.

Thornburg International Value    Class R5         Thornburg Investment Trust        Thornburg Investment Management, Inc.

Thornburg Limited-Term Income    Class R          Thornburg Investment Trust        Thornburg Investment Management, Inc.

Thornburg Limited-Term           Class R          Thornburg Investment Trust        Thornburg Investment Management, Inc.
  US Government

Thornburg Value                  Class R          Thornburg Investment Trust        Thornburg Investment Management, Inc.

Vanguard Explorer                Investor         Vanguard Explorer Fund, Inc.      Granahan Investment Management, Inc., Wellington
                                                                                      Management, Inc. & The Vanguard Group
Vanguard Short-Term Federal      Investor         Vanguard Fixed Income               The Vanguard Group
                                                    Securities Funds
(1) Please refer to the Fund prospectus for a description of the class designation.


     Each of the Funds has a different investment objective. An Owner or a Participant (depending on the Contract) may allocate contributions to one or more of the Investment Accounts available under a Contract. A Participant's Account Value will increase or decrease in dollar value depending upon the investment performance of the underlying mutual fund portfolio in which the Investment Account invests. These amounts are not guaranteed. The Owner or the Participant bears the investment risk for amounts allocated to an Investment Account of the Variable Account.


FIXED INTEREST ACCOUNT

     An Owner or a Participant (depending on the Contract) may allocate contributions to the Fixed Interest Account, which is part of AUL's General Account. Amounts allocated to the Fixed Interest Account earn interest at rates periodically determined by AUL. These rates are guaranteed to be at least equal to a minimum effective annual rate ranging from 1% to 4%, depending on the Contract. See the Section "The Fixed Interest Account" later in this Prospectus.


CONTRIBUTIONS

     For Recurring Contribution Contracts, contributions may vary in amount and frequency. A Plan may impose maximum and minimum contribution limits depending on the type of Plan. In a Single Contribution Contract, Participants must make contributions of at least $1,000 or $5,000, depending on the contract. See the Section "Contributions under the Contracts" later in this Prospectus.


TRANSFERS

     An Owner or a Participant (depending on the Contract) may transfer part or all of his or her Variable Account Value among the Investment Accounts or to the Fixed Interest Account at any time during the Accumulation Period, subject to certain restrictions. Similarly, an Owner or a Participant may transfer part or all of his or her Fixed Interest Account Value to one or more of the available Investment Accounts during the Accumulation Period, subject to certain restrictions. For a detailed explanation of transfer rights and restrictions, please refer to the Section "Transfers of Account Value" later in this Prospectus.

WITHDRAWALS

The Participant may surrender or take a withdrawal from the Account Value at any time before the Annuity Commencement Date, subject to the limitations under any applicable Plan, the Contract and applicable law. See the Section "Cash Withdrawals" later in this Prospectus.

     Certain retirement programs, such as 403(b) Programs, are subject to constraints on withdrawals and surrenders. See "Constraints on Withdrawals." In addition, distributions under certain retirement programs may result in a tax penalty. See the Section "Tax Penalty" later in this Prospectus. A withdrawal or surrender may also be subject to a withdrawal charge and a market value adjustment. See the Sections "Withdrawal Charge" and "The Fixed Interest Account" later in this Prospectus.

THE DEATH BENEFIT

     If a Participant dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary. Generally, the amount of the death benefit is equal to the vested portion of the Participant's Account Value minus any outstanding loan balances and any due and unpaid charges on those loans. Some Contracts may contain a provision for a guaranteed minimum death benefit. A death benefit will not be payable if the Participant dies on or after the Annuity Commencement Date, except as may be provided under the Annuity Option elected. See the Sections "The Death Benefit" and "Annuity Options" later in this Prospectus.

ANNUITY OPTIONS

     The Contracts provide for several fixed Annuity Options, any one of which may be elected if permitted by the applicable Plan and applicable law. AUL will pay fixed and guaranteed payments under the Annuity Options. See the Section "Annuity Period" later in this Prospectus.

CHARGES

     Depending on the Contract, AUL may deduct certain charges in connection with the operation of the Contracts and the Variable Account. These charges are described below.

WITHDRAWAL CHARGE

     AUL does not impose a sales charge at the time a contribution is made to a Participant's Account under a Contract. If a Participant makes a cash withdrawal or surrenders the Contract, AUL may assess a withdrawal charge (which may also be referred to as a contingent deferred sales charge) where the Participant's Account (or, in some Contracts, the Contract) has not been in existence for a certain period of time. AUL will not assess a withdrawal charge upon the payment of a death benefit under a Contract. Under certain Contracts known as "Benefit Responsive" Contracts, AUL will not impose withdrawal charges under certain circumstances. See the Section "Withdrawal Charge" later in this Prospectus.


PREMIUM TAX CHARGE


     Various states impose a tax on premiums received by insurance companies. AUL assesses a premium tax charge to reimburse itself for premium taxes that it incurs, which are directly related to amounts received for the Participant from the balance applied to purchase an annuity, which usually will be deducted at the time annuity payments commence. Premium taxes currently range from 0% to 3.5%, but are subject to change by such governmental entities. See the Section "Premium Tax Charge" later in this Prospectus.


ASSET CHARGE

     AUL deducts a daily charge in an amount not greater than an annual rate of 1.25% of the average daily net assets of each Investment Account of the Variable Account, depending upon your contract. Provided that certain contractual and underwriting conditions are met, some Contracts may have a portion of this charge offset in the form of a credit of

Accumulation Units to Participant Accounts. See the Sections "Asset Charge" and "Variable Investment Plus" later in this Prospectus.


ADMINISTRATIVE CHARGE

     AUL may deduct from a Participant's Account an Administrative Charge equal to a maximum of $50 per year, deducted quarterly. For some Contracts, the Administrative Charge may be completely waived. The charge is only assessed during the Accumulation Period. An Administrative Charge will not be imposed on certain Contracts if the value of a Participant's Account is equal to a certain minimum on the quarterly Contract anniversary. See the Section "Administrative Charge" later in this Prospectus.


ADDITIONAL CHARGES AND FEES

     Some Contracts may contain additional charges and fees for services such as loan initiation, loan maintenance, non-electronic transfers, distributions, providing investment advice, brokerage window services, guaranteed minimum death benefit and contract termination. See the "Expense Table" and the Section "Additional Charges and Fees" later in this Prospectus.

EXPENSES OF THE FUNDS

Each Investment Account of the Variable Account purchases shares of the corresponding Portfolio of one of the Funds. The price of the shares reflects investment advisory fees and other expenses paid by each Portfolio. In addition, some Funds may charge a redemption fee for short-term trading. Please consult the Funds' Prospectuses for a description of these fees and expenses.

TEN-DAY FREE LOOK

     Under 403(b), 408 and 408A Contracts, the Owner has the right to return the Contract for any reason within ten days (or, in some states, twenty days) of receipt. If this right is exercised, the Contract will be considered void from its inception and AUL will fully refund any contributions.

TERMINATION BY THE OWNER

     An Owner of a Contract acquired in connection with an Employee Benefit Plan, a 457 or 409A Program, or an Employer Sponsored 403(b) Program may terminate the Contract by sending proper written notice of termination to AUL at its Home Office. Upon termination of such a Contract, the Owner may elect from the payment options offered under the Contract. Under one payment option available under certain Contracts, AUL may assess an investment liquidation charge (or in some Contracts, apply a positive or negative Market Value Adjustment) on a Participants' Fixed Interest Account Withdrawal Value. This option is currently not available to Guaranteed Benefit Employer Sponsored 403(b) Contracts. Under another payment option, AUL will not assess an investment liquidation charge or Market Value Adjustment. However, amounts attributable to the aggregate Withdrawal Values derived from the Fixed Interest Account of all Participants under the Contract shall be paid in six, seven, or eleven approximately equal annual installments, depending on the Contract. For more information on termination by an Owner, including information on the payment options and the investment liquidation charge (or the Market Value Adjustment), see the Section "Termination by the Owner" later in this Prospectus.

CONTACTING AUL

     Individuals should direct all inquiries, notices, and forms required under these Contracts to AUL at the address of the Annuity Service Office provided in the front of this Prospectus.


                                  EXPENSE TABLE

     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expeses that you will pay at the time that you buy the contract, surrender the contract, or transfer Account Value between Investment Accounts.
State Premium taxes may also be deducted. See "Premium Tax Charge." The information contained in the table is not generally applicable to amounts allocated to the Fixed Interest Account or to annuity payments under an Annuity
Option.


Participant Transaction Expenses
  Maximum Deferred Sales Load (withdrawal charge)(1).......................................................................    8%


Optional Fees (Applicable to Certain Contracts)
  Maximum Loan Initiation Fee(2)...........................................................................................  $100
  Maximum Charge for Non-Electronic Transfers(3)...........................................................................    $5
  Maximum Charge for Non-Electronic Contributions..........................................................................$1,000
  Maximum Distribution Fee(4)..............................................................................................   $40
  Maximum Contract Termination Individual Participant Check Fee(5).........................................................  $100

     The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund expenses.

Maximum administrative charge (per year)(6)..............................................................................     $50
Maximum Brokerage Window Fee(7)..........................................................................................    $100
Separate (Variable) Account Annual Expenses (as a percentage of average account value)
  Maximum Total Separate Account Annual Expenses (Asset Charge)(8).......................................................   1.25%
Investment Advice Provider Fee(9)....................................................................................... May vary
Maximum Managed Account Service Fee (9).................................................................................    1.00%

Maximum Plan Sponsor Investment Option Advisory Fee(10).................................................................. $ 1,500

Maximum Guaranteed Minimum Death Benifit Option(per year)(11)............................................................   0.20%

Maximum Loan Maintenance Fee(12).........................................................................................    $50

(1) The withdrawal charge varies based on the Contract. The maximum withdrawal charge is 8% of the Account Value in excess of any 10% free-out in Contracts containing a 10% free-out provision, for the first five years, 4% of the Account Value in excess of any applicable 10% free-out for the next five years, and no withdrawal charge beyond the tenth year. Your charges may be less than the charges described. See the section "Withdrawal Charges" later in this prospectus.


(2) AUL may assess a Loan Initiation Fee of up to $100 per loan against the Account of any Participant for whom a Plan loan withdrawal is requested.

(3) AUL may charge a service fee of up to $5 per transfer for each non-electronic transfer between Investment Options, which will either be billed to the Owner or deducted from the Participant's Account.

(4) AUL may bill the Owner for a Distribution Fee of up to $40 for each Participant for whom a withdrawal is made in which the entire Participant Account is distributed in a lump-sum. Alternatively, AUL may assess this Distribution Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(5) AUL may bill the Owner a fee of up to $100 for each Participant for whom an individual check is prepared upon Contract termination. This Fee will not apply to a lump-sum payment to the Owner upon Contract termination. Alternatively, AUL may assess this Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(6) The Administrative Charge may be less than $50.00 per year, based on the size of the Participant's Account and/or the type of Contract.

(7) The Brokerage Window is only available with certain Employer Sponsored contracts at certain asset levels. AUL may bill the owner for this charge or deduct the charge from the Participant's Account.

(8) This charge may be less than 1.25% for certain Contracts. A Contract's Asset Charge may be 0.00%, 0.25%, 0.50%, 0.75%, 1.00% or 1.25%. Furthermore, a portion of the asset charge may be credited back to a Participant's account in the form of Accumulation Units. The number of Accumulation Units credited will depend on the terms of the Contract and the aggregate variable investment account assets on deposit. Please refer to your Contract for details regarding the Asset Charge applicable to you.

(9) Investment Advice Provider Fee and Managed Account Service Fee: AUL may bill the Owner for an investment advice provider fee in an amount separately agreed upon by the Owner and the third-party investment advice provider. There is no cost to the Participant when using the basic investment advice service. AUL may also assess an account management fee directly against the Account of each Participant who utilizes the more detailed, hands-on managed accounts service. The fee for the managed account service is one percent of the total account value annually, paid in .25 percent quarterly installments. AUL will forward a portion of the fee to the investment advice provider and may retain a portion of the fee for administrative and distribution services.

(10) Plan Sponsor Investment Option Advisory Fee: AUL may bill the Owner for a Plan Sponsor Investment Option Fee. If this option is chosen, the maximum fee of $1,500 applies to plans with assets under $20,000,000. Plans with assets greater than $20,000,000 must contact AUL to determine the applicable fee.

(11) This charge only applies to certain IRA Contracts. This fee is deducted quarterly.


(12) AUL may charge a loan maintenance fee of up to $50 per loan annually, which will either be billed to the owner or deducted from the Participant's Account.


     The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Fund Annual Operating Expenses                        Minimum      Maximum


(expenses that are deducted from Fund
assets, including management fees, distribution
and/or service (12b-1) fees,
and other expenses*).......................................   0.20%        2.10%
>
*In addition, some Funds may charge a redemption fee for short term trading in their Fund. Please consult the Fund prospectus for details.

                                    EXAMPLE

     The Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Participant transaction expenses, Contract fees, separate account annual expenses, and Fund fees and expenses.

     The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable time period:

1 Year          3 Years          5 Years          10 Years

$1,132           $1,967           $2,813           $4,596

(2) If you annuitize at the end of the applicable time period:

1 Year          3 Years          5 Years          10 Years

$  406          $1,228           $2,063           $4,204

(3) If you do not surrender your contract:

1 Year          3 Years          5 Years          10 Years

$  406          $1,228           $2,063           $4,204

                         CONDENSED FINANCIAL INFORMATION

The following table presents Condensed Financial Information with respect to each of the Investment Accounts of the Variable Account for the ten year period from December 31, 1997 or the first deposit (as listed beside the beginning value in the year of inception), whichever is more recent, through December 31, 2006. No information is available for periods prior to these dates.

The following table should be read in conjunction with the Variable Account's financial statements, which are included in the Variable Account's Annual Report dated as of December 31, 2006. The Variable Account's financial statements have been audited by PricewaterhouseCoopers LLP, the Variable Account's Independent Registered Public Accounting Firm.

Investment Account       Accumulation Unit Value     Accumulation Unit Value   Number of Accumulation Units
and Class if any          At Beginning of Period       At End of Period        Outstanding At End of Period
------------------       -----------------------     -----------------------   -------------------------


OneAmeria Asset Director
Band 125
    2006                         $ 4.08                     $ 4.45                            18,879,420
    2005                           3.83                       4.08                            15,641,018
    2004                           3.48                       3.83                            14,894,289
    2003                           2.76                       3.48                            13,400,476
    2002                           2.87                       2.76                            13,164,496
    2001                           2.63                       2.87                            12,753,881
    2000                           2.30                       2.63                            10,360,033
    1999                           2.35                       2.30                            11,417,366
Band S
    2005                           1.54                       1.63                                74,923
    2004                           1.40                       1.54                                49,468
    2003                           1.11                       1.40                                30,173
    2002                           1.27                       1.11                                20,490
    2001                           1.25                       1.27                                17,617
    2000                           1.13                       1.25                                41,667
    1999                           1.18                       1.13                                38,741
    1998                           1.12                       1.18                                35,696
    1997                           0.98                       1.12                                   100

OneAmerica Asset Director
Advisor
Band 125
    2006                         $ 1.52                     $ 1.64                             1,815,170
Band 50
    2006                           1.55                       1.69                               578,466
Band S
    2006                           1.51                       1.72                               244,777
    2005                           1.43                       1.51                               726,297
    2004                           1.42                       1.43                               238,572
    2003                           1.07 (5/01/2003)           1.42                                     0

OneAmerica Investment Grade Bond
Band 125
    2006                         $ 2.39                     $ 2.45                             9,226,129
    2005                           2.37                       2.39                            12,343,459
    2004                           2.30                       2.37                            12,786,315
    2003                           2.22                       2.30                            13,248,507
    2002                           2.09                       2.22                            14,031,515
    2001                           1.97                       2.09                            10,785,661
    2000                           1.80                       1.97                             7,983,484
    1999                           1.85                       1.80                             7,392,277
    1998                           1.72                       1.85                             7,003,232
    1997                           1.62                       1.72                             4,937,428

OneAmerica Investment Grade Bond
Advisor
Band 125
    2006                         $ 1.05                     $ 1.08                               729,566
Band 50
    2006                           1.05                       1.10                               306,017
    2005                           1.05                       1.05                               444,127
    2004                           1.02                       1.05                                80,102
    2003                           1.01 (5/01/2003)           1.02                                     0

OneAmerica Money Market
Band 125
    2006                         $ 1.47                     $ 1.52                            20,083,807
    2005                           1.45                       1.47                            20,497,268
    2004                           1.45                       1.45                            21,247,118
    2003                           1.46                       1.45                            21,895,488
    2002                           1.46                       1.46                            22,600,885
    2001                           1.43                       1.46                            21,163,682
    2000                           1.37                       1.43                            17,689,664
    1999                           1.32                       1.37                            16,194,739
    1998                           1.28                       1.32                             8,101,398
    1997                           1.23                       1.28                             5,764,433

OneAmerica Money Market
Advisor
Band 125
    2006                         $ 1.00                     $ 1.03                             1,236,446
Band 50
    2006                           1.00                       1.05                               427,976
    2005                           0.98                       1.00                               394,611
    2004                           0.99                       0.98                                     0
    2003                           1.00 (11/01/2003)          0.99                                     0

OneAmerica Socially Responsive
Band 125
    2006                         $ 1.00 (03/31/2006)        $ 1.02                               693,119

OneAmerica Socially Responsive
Advisor
Band 125
    2006                         $ 1.00 (03/31/2006)        $ 1.01                                    32
Band 100
    2006                           1.00                       1.02                                   555

OneAmerica Value
Band 125
    2006                         $ 5.46                     $ 6.12                            15,817,104
    2005                           5.03                       5.46                            17,500,653
    2004                           4.43                       5.03                            17,430,617
    2003                           3.29                       4.43                            16,240,130
    2002                           3.58                       3.29                            15,896,163
    2001                           3.25                       3.58                            14,015,800
    2000                           2.80                       3.25                            12,597,555
    1999                           2.86                       2.80                            14,055,411
    1998                           2.70                       2.86                            14,376,727
    1997                           2.11                       2.70                            12,586,036
Band S
    2006                         $31.59                     $35.69                               151,386
    2005                          28.89                      31.59                               159,807
    2004                          25.21                      28.89                               177,832
    2003                          18.43                      25.21                               186,000
    2002                          20.39                      18.43                               197,000
    2001                          18.55                      20.39                               242,000
    2000                          16.04                      18.55                               360,000
    1999                          16.32                      16.04                               653,000
    1998                          15.31                      16.32                               841,000
    1997                          11.77                      15.31                               933,000

OneAmerica Value
Advisor
Band 125
2006                             $ 1.76                     $ 1.94                             2,160,811
Band 50
2006                               1.74                       1.99                               445,204
2005                               1.61                       1.74                               567,709
2004                               1.30                       1.61                                   119
2003                               1.05 (5/01/2003            1.30                                     0



Investment Account       Accumulation Unit Value     Accumulation Unit Value   Number of Accumulation Units
and Class if any          At Beginning of Period       At End of Period        Outstanding At End of Period
------------------       -----------------------     -----------------------   -------------------------
AIM Basic Value
Class A
Band 125
    2006                         $ 1.15                     $ 1.28                               286,574
    2005                           1.10                       1.15                               261,303
    2004                           1.01                       1.10                               248,793
    2003                           0.77                       1.01                               206,652
    2002                           1.00                       0.77                               153,916

AIM Basic Value
R Class
Band 125
    2006                         $ 1.27                     $ 1.42                                32,224
    2005                           1.22                       1.27                                 9,269
    2004                           1.12                       1.22                                   643
    2003                           1.01 (10/01/2003)          1.12                                     0

AIM Capital Development (Institutional)
Band 125
    2006                         $ 1.00 (10/23/2006)        $ 1.04                                     0

AIM Capital Development
Class R
Band 125
    2006                         $ 1.00 (10/23/2006)        $ 1.04                                     0

AIM Dynamics
Band 125
    2006                         $ 2.37                     $ 2.72                               179,751
    2005                           2.17                       2.37                               104,346
    2004                           1.96                       2.17                               112,075
    2003                           1.44                       1.96                                77,788
    2002                           2.18                       1.44                                22,734
    2001                           2.72                       2.18                                   145

AIM Energy
Band 125
    2006                         $ 2.05                     $ 2.22                               311,891
    2005                           1.35                       2.05                               368,789
    2004                           1.00                       1.35                                69,703
    2003                           0.82                       1.00                                52,892
    2002                           0.87                       0.82                                47,128
    2001                           1.10                       0.87                                     0

AIM Energy
Class A
Band 125
    2006                         $ 2.46                     $ 2.66                               117,533
    2005                           1.62                       2.46                                23,062
    2004                           1.20                       1.62                                   469
    2003                           1.07 (10/01/2003)          1.20                                     0

AIM Financial Services
Band 125
    2006                         $ 1.18                     $ 1.36                               251,795
    2005                           1.14                       1.18                                99,628
    2004                           1.06                       1.14                               224,049
    2003                           0.83                       1.06                               148,793
    2002                           0.99                       0.83                                75,375
    2001                           1.03 (5/1/2001)            0.99                                 3,556

AIM Financial Services
Class A
Band 125
    2006                         $ 1.41                     $ 1.62                                 8,040
    2005                           1.36                       1.41                                 2,129
    2004                           1.27                       1.36                                     0
    2003                           1.00 (4/14/2003)           1.27                                     0

AIM Global Equity
Class A
Band 125
    2006                         $ 1.49 (01/01/2006)        $ 1.71                             2,083,409

AIM Global Health Care
Band 125
    2006                         $ 1.37                     $ 1.41                                 3,021
Band 100
    2006                           1.15                       1.42                                 1,853
    2005                           1.07                       1.15                               287,496
    2004                           1.02                       1.07                               301,686
    2003                           0.81                       1.02                               152,134
    2002                           1.10                       0.81                                66,034
    2001                           1.09                       1.10                                   766

AIM Global Health Care
Investor Class
Band 125
    2006                         $ 1.16 (01/01/2006)        $ 1.19                               336,056

AIM International Growth (Institutional)
Band 125
    2006                         $ 1.00 (10/23/2006)        $ 1.08                                     0

AIM International Growth
Class R
Band 125
    2006                         $ 1.00 (10/23/2006)        $ 1.08                                     0

AIM Leisure
Class A
Band 125
    2006                         $ 1.40 (01/01/2006)        $ 1.69                                 9,388

AIM Mid Cap Core Equity
Class A
Band 125
    2006                         $ 1.26                     $ 1.39                               896,845
    2005                           1.19                       1.26                               748,926
    2004                           1.06                       1.19                               576,403
    2003                           0.84                       1.06                               299,802
    2002                           1.00                       0.84                                92,931
AIM Mid Cap Core Equity
Class R
Band 125
    2006                         $ 1.29                     $ 1.39                               585,636
Band 0
    2006                           1.27                       1.45                                 7,408
    2005                           1.20                       1.27                               391,507
    2004                           1.07                       1.20                               132,136
    2003                           1.00                       1.07                                     0




Investment Account       Accumulation Unit Value     Accumulation Unit Value   Number of Accumulation Units
and Class if any          At Beginning of Period       At End of Period        Outstanding At End of Period
------------------       -----------------------     -----------------------   -------------------------
AIM Small Cap Growth
Class A
Band 125
    2006                         $ 1.22                     $ 1.38                               149,799
    2005                           1.14                       1.22                                72,139
    2004                           1.08                       1.14                                32,156
    2003                           0.78                       1.08                                20,363
    2002                           1.00                       0.78                                    65

AIM Small Cap Growth
R Class
Band 125
    2006                         $ 1.20                     $ 1.36                                61,799
    2005                           1.13                       1.20                                28,170
    2004                           1.07                       1.13                                13,033
    2003                           0.98 (10/01/2003)          1.07                                     0

AIM Technology
Band 125
    2006                         $ 0.69                     $ 0.74                               359,230
    2005                           0.68                       0.69                               261,489
    2004                           0.67                       0.68                               265,178
    2003                           0.47                       0.67                               183,900
    2002                           0.91                       0.47                               159,525
    2001                           1.28 (5/1/2001)            0.91                                   914

AIM Technology
Class A
Band 125
    2006                         $ 1.44                     $ 1.56                                23,198
    2005                           1.43                       1.44                                 7,904
    2004                           1.40                       1.43                                 4,422
    2003                           1.28 (10/01/2003)          1.40                                     0

Alger American Balanced
Band 125
    2006                         $ 0.97                     $ 1.00                             2,711,777
    2005                           0.90                       0.97                             5,309,729
    2004                           0.88                       0.90                             5,608,418
    2003                           0.75                       0.80                             4,846,307
    2002                           0.86                       0.75                             3,565,920
    2001                           0.89                       0.86                             2,331,733
    2000                           0.97                       0.89                               404,710

Alger American Growth
Band 125
    2006                         $ 2.52                     $ 2.62                            27,277,733
    2005                           2.28                       2.52                            35,493,177
    2004                           2.19                       2.28                            37,865,891
    2003                           1.64                       2.19                            38,799,525
    2002                           2.48                       1.64                            35,535,748
    2001                           2.85                       2.48                            33,303,582
    2000                           3.38                       2.85                            30,678,545
    1999                           2.56                       3.38                            24,826,105
    1998                           1.75                       2.56                            16,282,040
    1997                           1.41                       1.75                            10,920,405

Alger American Leveraged AllCap
Band 125
    2006                         $ 0.57                     $ 0.67                             5,737,983
    2005                           0.50                       0.57                             4,587,833
    2004                           0.47                       0.50                             3,808,431
    2003                           0.35                       0.47                             3,023,797
    2002                           0.54                       0.35                             1,648,485
    2001                           0.65                       0.54                               855,690
    2000                           0.87                       0.65                                48,491

Alger Captial Appreciation
Class I
Band 125
    2006                         $ 1.00 (10/23/2006)        $ 1.05                                     0

Alger Captial Appreciation
Class R
Band 125
    2006                         $ 1.00 (10/23/2006)        $ 1.05                                     0

Alger SmallCap Growth
Class I
Band 125
    2006                         $ 1.00 (10/23/2006)        $ 1.04                                     0

Alger SmallCap Growth
Class R
Band 125
    2006                         $ 1.00 (10/23/2006)        $ 1.04                                     0


AllianceBernstein Focused Growth & Income
Band 125
    2006                         $ 1.10 (01/01/2006)        $ 1.15                                     0

AllianceBernstein Global Value
Class R
Band 125
    2006                         $ 1.15                     $ 1.43                               572,341
    2005                           1.00 (5/20/2005)           1.15                               324,509

AllianceBernstein International Growth Fund
Class R
Band 125
    2006                         $ 1.23 (01/01/2006)        $ 1.47                             3,358,366

AllianceBernstein International Value
Class R
Band 125
    2006                         $ 1.18                     $ 1.56                               369,413
    2005                           1.00 (01/01/2006)          1.18                                 1,819

AllianceBernstein Mid Cap Growth Fund
Class R
Band 125
    2006                         $ 1.17 (01/01/2006)        $ 1.15                               157,883
Band 100
    2006                           1.17                       1.16                                82,298
Band 50
    2006                           1.17                       1.17                               171,240

AllianceBernstein Small Cap Growth Fund
Class R
Band 125
    2006                         $ 1.17 (01/01/2006)        $ 1.26                                30,253

AllianceBernstein  Small/Mid Cap Value Fund
Class R
Band 125
    2006                         $ 1.10 (01/01/2006)        $ 1.22                                48,877

AllianceBernstein Value Fund
Class R
Band 125
    2006                         $ 1.07                     $ 1.26                                42,211
Band 100
    2006                           1.05                       1.26                                43,841
    2005                           1.00 (5/20/2005)           1.05                                 3,197

Allianz CCM Capital Appreciation
Band 125
    2006                         $ 1.27                     $ 1.34                             1,479,219
    2005                           1.18                       1.27                               114,696
    2004                           1.07                       1.18                                 1,210
    2003                           1.01 (10/01/2003)          1.07                                     0

Allianz CCM Mid Cap
Band 125
    2006                         $ 1.00 (10/23/2006)        $ 1.01                                     0

Allianz CCM Mid Cap
Class R
Band 125
    2006                         $ 1.00 (10/23/2006)        $ 1.01                                     0

Allianz NFJ Dividend Value
Band 125
    2006                         $ 1.00 (10/23/2006)        $ 1.04                                     0

Allianz NFJ Dividend Value
Class R
Band 125
    2006                         $ 1.00 (10/23/2006)        $ 1.04                                     0


Allianz NFJ Small-Cap Value Value
Band 125
    2006                         $ 1.49                     $ 1.71                             5,980,643
Band 100
    2006                           1.65                       1.72                                49,401
Band 0
    2006                           1.70                       1.78                               114,002



                                       19

                  Condensed Financial Information (continued)

Investment Account       Accumulation Unit Value     Accumulation Unit Value   Number of Accumulation Units
and Class if any          At Beginning of Period       At End of Period        Outstanding At End of Period
------------------       -----------------------     -----------------------   -------------------------
Allianz OpCap Renaissance Fund
Band 125
    2006                         $ 1.21                     $ 1.34                             3,997,693
    2005                           1.27                       1.21                             3,997,575
    2004                           1.11                       1.27                             3,862,488
    2003                           0.71                       1.11                               307,847
    2002                           1.00 (6/1/2002)            0.71                                92,285

Allianz OpCap Renaissance Fund
Class R
Band 125
    2006                         $ 1.27 (01/01/2006)        $ 1.38                                 4,845

Allianz OpCap Value Fund
Band 125
    2006                         $ 1.24                     $ 1.48                               457,285
    2005                           1.22                       1.24                               305,559
    2004                           1.05                       1.22                               265,197
    2003                           0.74                       1.05                                95,796
    2002                           1.00 (6/1/2002)            0.74                                13,833

Allianz OpCap Value Fund
Class R
Band 125
    2006                         $ 1.34                     $ 1.59                               309,223
    2005                           1.32                       1.34                               229,125
    2004                           1.15                       1.32                               111,878
    2003                           1.00 (10/01/2003)          1.15                                     0

Allianz RCM Large Cap Growth
Band 125
    2006                        $  1.22 (01/01/2006)        $ 1.26                                     0


American Century(R) Advisor Inflation-Adjusted Bond
Band 125
    2006                        $  1.07                     $ 1.06                             1,942,467
Band 100
    2006                           1.08                       1.07                                56,764
Band 0
    2006                           1.07                       1.09                                 2,174
    2005                           1.06                       1.07                               896,882
    2004                           1.00 (05/17/2004)          1.06                               271,957

American Century(R) Advisor Equity Growth
Band 125
    2006                         $ 1.22                     $ 1.37                               460,932
    2005                           1.15                       1.22                               302,561
    2004                           1.00 (05/17/2004)          1.15                                48,039

American Century(R) Advisor Select
    2006                         $ 1.09 (01/01/2006)        $ 1.05                                37,737

American Century(R) Advisor Vista
Band 125
    2006                         $ 1.21                     $ 1.30                               765,754
    2005                           1.12                       1.21                               134,549
    2004                           1.00 (05/17/2004)          1.12                                36,669

American Century(R) Equity Income
Band 125
    2006                         $ 1.45                     $ 1.71                             2,179,594
    2005                           1.44                       1.45                             2,170,834
    2004                           1.29                       1.44                             1,825,291
    2003                           1.05                       1.29                             1,098,415
    2002                           1.12                       1.05                               460,245
    2001                           1.05                       1.12                                10,717

American Century(R) Emerging Markerts
Advisor
Band 125
    2006                         $ 1.00 (10/23/2006)        $ 1.14                                     0

American Century(R) Emerging Markets
Investor class
Band 125
    2006                         $ 1.00 (10/23/2006)        $ 1.14                                     0

American Century(R) Equity Income
Advisor
Band 125
    2006                         $ 1.39                     $ 1.63                               578,200
    2005                           1.37                       1.39                               392,670
    2004                           1.24                       1.37                                    91
    2003                           1.03 (05/01/03)            1.24                                     0

American Century(R) Ginnie Mae
Band 125
    2006                         $ 1.04                     $ 1.07                               350,185
    2005                           1.03                       1.04                               177,276
    2004                           1.01                       1.03                               162,057
    2003                           1.01 (10/01/03)            1.01                                     0

American Century(R) Growth
Advisor
Band 125
    2006                         $ 1.20                     $ 1.27                               117,693
    2005                           1.16                       1.20                                95,130
    2004                           1.09                       1.16                                68,698
    2003                           0.95 (10/01/03)            1.09                                     0

American Century(R) Heritage
Band 125
    2006                         $ 1.61 (01/01/2006)        $ 1.82                               920,417
Band 50
    2006                           1.64                       1.86                                54,002
Band 0
    2006                           1.67                       1.91                               169,183

American Century(R) Income and Growth
Investor Class
Band 125
    2006                         $ 1.11                     $ 1.28                               260,294
    2005                           1.07                       1.11                               256,142
    2004                           0.96                       1.07                               257,431
    2003                           0.75                       0.96                               108,792
    2002                           0.94                       0.75                                71,607
    2001                           1.02 (05/01/2001)          0.94                                 1,385

American Century(R) International Growth
Investor Class
Band 125
    2006                         $ 2.11                     $ 2.60                               490,071
    2005                           1.88                       2.11                               481,271
    2004                           1.65                       1.88                               393,336
    2003                           1.34                       1.65                               436,240
    2002                           1.68                       1.34                               130,388
    2001                           2.02                       1.68                                   120

American Century(R) International Growth
Advisor
Band 125
    2006                         $ 1.73 (01/01/2006)        $ 2.06                                46,347

American Century(R) Large Company Value
Advisor
Band 125
    2006                         $ 1.51                     $ 1.75                             1,045,173
Band 0
    2006                           1.48                       1.85                               181,604
    2005                           1.45                       1.48                               510,254
    2004                           1.28                       1.45                               113,289
    2003                           1.03 (05/01/03)            1.28                                     0

American Century(R) New Opportunities II
Class A
Band 125
    2006                         $ 1.21                     $ 1.35                               126,392
    2005                           1.17                       1.21                                51,638
    2004                           1.00 (05/17/2004)          1.17                                37,424



Investment Account       Accumulation Unit Value     Accumulation Unit Value   Number of Accumulation Units
and Class if any          At Beginning of Period       At End of Period        Outstanding At End of Period
------------------       -----------------------     -----------------------   -------------------------
American Century(R) Real Estate
Advisor
Band 125
    2006                         $ 1.93                     $ 2.51                               847,313
Band 0
    2006                           1.89                       2.64                                87,376
    2005                           1.65                       1.89                               191,151
    2004                           1.29                       1.65                                50,800
    2003                           1.01 (05/01/03)            1.29                                     0

American Century(R) Select
Investor Class
Band 125
    2006                         $ 2.10                     $ 2.03                                 2,919
    2005                           2.10                       2.10                                20,250
    2004                           1.99                       2.10                                14,757
    2003                           1.61                       1.99                               107,703
    2002                           2.11                       1.61                                91,651
    2001                           2.41 (05/01/2001)          2.11                                     0

American Century(R) Small Cap Value
Band 125
    2006                         $ 1.87                     $ 2.13                             4,345,605
    2005                           1.75                       1.87                             3,772,575
    2004                           1.45                       1.75                             3,009,325
    2003                           1.08                       1.45                             1,341,148
    2002                           1.23                       1.08                               515,244
    2001                           1.08                       1.23                                16,826

American Century(R) Small Cap Value
Advisor
Band 125
    2006                         $ 1.77                     $ 2.02                               189,914
    2005                           1.66                       1.77                               131,828
    2004                           1.52                       1.66                                78,721
    2003                           1.01 (05/01/03)            1.52                                     0

American Century(R) Small Company Stock
Band 125
    2006                         $ 2.06 (01/01/2006)        $ 2.13                                70,878

American Century(R) Strategic Alloc. Aggressive
Advisor
Band 125
    2006                         $ 1.47                     $ 1.65                             1,018,890
    2005                           1.39                       1.47                               509,829
    2004                           1.26                       1.39                               259,047
    2003                           1.03 (05/01/03)            1.26                                     0

American Century(R) Strategic Allocation Aggressive
Band 125
    2006                         $ 1.30 (01/01/2006)        $ 1.45                             5,128,840

American Century(R) Strategic Allocation Conservative
Band 125
    2006                         $ 1.18 (01/01/2006)        $ 1.26                             2,033,865

American Century(R) Strategic Alloc. Conservative
Advisor
Band 125
    2006                         $ 1.23                     $ 1.32                               509,830
    2005                           1.20                       1.23                               197,157
    2004                           1.13                       1.20                                71,118
    2003                           1.02 (05/01/03)            1.13                                     0

American Century(R) Strategic Allocation Moderate
Band 125
    2006                         $ 1.26 (01/01/2006)        $ 1.38                             6,700,797

American Century(R) Strategic Alloc. Moderate
Advisor
Band 125
    2006                         $ 1.39                     $ 1.52                             2,215,858
Band 100
    2006                           1.37                       1.53                               918,644
    2005                           1.31                       1.37                             1,347,923
    2004                           1.21                       1.31                               586,339
    2003                           1.03 (05/01/03)            1.21                                     0

American Century(R) Ultra
Investor Class
Band 125
    2006                         $ 2.33                     $ 2.23                               288,671
    2005                           2.31                       2.33                               309,375
    2004                           2.11                       2.31                               286,247
    2003                           1.70                       2.11                               400,189
    2002                           2.24                       1.70                               316,787
    2001                           2.43 (05/01/2001)          2.24                                   114

American Century(R) Ultra
Advisor
Band 125
    2006                         $ 1.32                     $ 1.26                               392,425
    2005                           1.32                       1.32                               394,020
    2004                           1.21                       1.32                                39,386
    2003                           1.02 (05/01/03)            1.21                                     0

American Century(R) VP Capital Appreciation
Band 125
    2006                         $ 1.67                     $ 1.93                             5,852,664
    2005                           1.38                       1.67                             6,566,358
    2004                           1.30                       1.38                             5,804,303
    2003                           1.09                       1.30                             5,921,060
    2002                           1.41                       1.09                             5,554,227
    2001                           1.98                       1.41                             5,183,712
    2000                           1.84                       1.98                             5,192,872
    1999                           1.13                       1.84                             2,434,924
    1998                           1.17                       1.13                             1,905,162
    1997                           1.23                       1.17                             1,970,129






Investment Account       Accumulation Unit Value     Accumulation Unit Value   Number of Accumulation Units
and Class if any          At Beginning of Period       At End of Period        Outstanding At End of Period
------------------       -----------------------     -----------------------   -------------------------
American Funds - AMCAP Fund
Class R3
Band 125
    2006                         $ 1.00 (01/03/2006)        $ 1.06                                35,600
Band 0
    2006                           1.00                       1.07                               150,144

American Funds - AMCAP Fund
Class R4
Band 125
    2006                         $ 1.00 (10/23/2006)        $ 1.01                                     0

American Funds American High Income Trust
Class R3
Band 125
    2006                         $ 1.07 (01/03/2006)        $ 1.10                             1,475,241

American Funds Capital World Growth and Income
Class R3
Band 125
    2006                         $ 1.11 (01/03/2006)        $ 1.18                             7,560,340

American Funds Capital World Growth and Income
Class R4
Band 125
    2006                         $ 1.00 (10/23/2006)        $ 1.06                               324,332

American Funds EuroPacific Growth Fund
Class R3
Band 125
    2006                         $ 1.10 (01/03/2006)        $ 1.17                             4,192,819
Band 100
    2006                           1.10                       1.17                               105,030
Band 0
    2006                           1.11                       1.18                                 8,090

American Funds EuroPacific Growth Fund
(Class R4)
Band 125
    2006                         $ 1.00 (10/23/2006)        $ 1.06                                95,172

American Funds Fundamental Investors
Class R3
Band 125
    2006                         $ 1.00 (01/03/2006)        $ 1.04                                     0

American Funds Fundamental Investors
Class R4
Band 125
    2006                         $ 1.00 (10/23/2006)        $ 1.04                                     0

American Funds American High Income Trust
Class R4
Band 125
    2006                         $ 1.00 (10/23/2006)        $ 1.03                                     0

American Funds Intermediate Bond Fund
Class R4
Band 125
    2006                         $ 1.00 (10/23/2006)        $ 1.01                                     0

American Funds Intermediate Bond Fund of America
Class R3
Band 125
    2006                         $ 1.01 (01/03/2006)        $ 1.02                                30,202
Band 0
    2006                           1.02                       1.03                               346,747

American Funds The Growth Fund of America
Class R3
Band 125
    2006                         $ 1.04 (01/03/2006)        $ 1.07                             3,947,513
Band 100
    2006                           1.05                       1.08                                78,710

American Funds The Growth Fund of America
Class R4
Band 125
    2006                         $ 1.00 (10/23/2006)        $ 1.03                               136,410

Ariel
Band 125
    2006                         $ 1.29                     $ 1.40                             1,074,915
    2005                           1.29                       1.29                             1,297,362
    2004                           1.07                       1.29                             1,589,544
    2003                           0.85                       1.07                               360,936
    2002                           1.00 (06/01/2002)          0.85                                97,409

Ariel Appreciation
Band 125
    2006                         $ 1.21                     $ 1.33                             1,108,088
    2005                           1.19                       1.21                             1,338,481
    2004                           1.07                       1.19                             1,295,388
    2003                           0.83                       1.07                               587,395
    2002                           1.00 (06/01/2002)          0.83                                82,132

Calvert Income
Class A
Band 125
    2006                         $ 1.21                     $ 1.25                             6,049,183
    2005                           1.18                       1.21                             4,664,735
    2004                           1.05                       1.18                             3,691,036
    2003                           1.01                       1.05                               460,417
    2002                           1.00                       1.01                               232,814

Calvert New Vision Small Cap
Class A
Band 125
    2006                         $ 0.98                     $ 0.97                               163,022
    2005                           1.09                       0.98                               124,291
    2004                           1.01                       1.09                                97,729
    2003                           0.75                       1.01                                38,884
    2002                           1.00                       0.75                                 4,870

Calvert Social Investment Equity
Band 125
    2006                         $ 1.13                     $ 1.23                               403,306
    2005                           1.10                       1.13                               359,921
    2004                           1.04                       1.10                               403,799
    2003                           0.86                       1.04                               347,485
    2002                           1.00                       0.86                               333,520

Calvert Social Mid Cap Growth
Band 125
    2006                         $ 2.09                     $ 2.21                             3,698,863
    2005                           2.11                       2.09                             5,906,245
    2004                           1.95                       2.11                             6,184,602
    2003                           1.50                       1.95                             5,545,655
    2002                           2.12                       1.50                             4,777,927
    2001                           2.44                       2.12                             4,701,190
    2000                           2.22                       2.44                             4,159,423
    1999                           2.10                       2.22                             2,606,657
    1998                           1.64                       2.10                             2,283,661
    1997                           1.34                       1.64                             1,070,537


Dreyfus Premier Future Leaders
Band 125
    2006                         $ 1.15 (01/01/2006)        $ 1.19                                22,327

Dreyfus Premier Health Care
Class R
Band 125
    2006                         $ 1.00 (10/23/2006)        $ 0.99                                     0

Dreyfus Premier Health Care
Class T
Band 125
    2006                         $ 1.00 (10/23/2006)        $ 0.99                                     0

Dreyfus Premier International Equity
Class R
Band 125
    2006                         $ 1.00 (10/23/2006)        $ 1.08                                     0

Dreyfus Premier International Equity
Class T
Band 125
    2006                         $ 1.00 (10/23/2006)        $ 1.08                                     0

Dreyfus Premier New Leader
Band 125
    2006                         $ 1.15                     $ 1.26                                99,894
    2005                           1.02                       1.15                                57,612
    2004                           1.00 (12/13/2004)          1.02                                     0

Dreyfus Premier Small Cap Value
Band 125
    2006                         $ 1.04                     $ 1.17                                54,042
    2005                           1.03                       1.04                                   246
    2004                           1.00 (12/13/2004)          1.03                                     0

Dreyfus Premier Structured Midcap
Band 125
    2006                         $ 1.11                     $ 1.24                               376,501
    2005                           1.03                       1.11                                96,426
    2004                           1.00 (12/13/2004)          1.03                                     0

Dreyfus Premier Third Century
Band 125
    2006                         $ 1.02                     $ 1.09                                14,402
    2005                           1.00                       1.02                                 2,120
    2004                           1.00 (12/13/2004)          1.00                                     0

Dreyfus Premier Worldwide Growth
Class T
Band 125
    2006                         $ 1.23 (01/01/2006)        $ 1.29                                 9,002



Investment Account       Accumulation Unit Value     Accumulation Unit Value   Number of Accumulation Units
and Class if any          At Beginning of Period       At End of Period        Outstanding At End of Period
------------------       -----------------------     -----------------------   -------------------------
Fidelity(R) Advisor Diversified Int'l
    2006                         $ 1.95                     $ 2.24                               200,529
    2005                           1.66                       1.95                               243,824
    2004                           1.42                       1.66                               235,525
    2003                           1.04 (5/01/2003)           1.42                                     0

Fideltiy(R) Advisor Dividend Growth
Band 125
    2006                         $ 1.27                     $ 1.43                               322,401
    2005                           1.25                       1.27                               281,087
    2004                           1.20                       1.25                                34,289
    2003                           1.02 (5/01/2003)           1.20                                     0

Fidelity(R)Advisor Dynamic Capital Appreciation
Band 125
    2006                         $ 1.38 (01/01/2006)        $ 1.44                                33,701

Fidelity(R) Advisor Equity Growth
Class T
Band 125
    2006                         $ 1.17                     $ 1.17                                36,471
Band 50
    2006                           1.12                       1.20                               473,800
    2005                           1.07                       1.12                                 1,663
    2004                           1.00 (5/17/2004)           1.07                                     0

Fidelity(R) Advisor Equity Income
Band 125
    2006                         $ 1.66                     $ 1.71                                185,051
Band 50
    2006                           1.69                       1.75                                185,955
Band 0
    2006                           1.48                       1.80                                  5,654
    2005                           1.41                       1.48                                142,901
    2004                           1.28                       1.41                                 42,044
    2003                           1.03 (5/01/2003)           1.28                                      0

Fidelity(R) Advisor Fifty
Class A
Band 125
    2006                         $ 1.00 (10/23/2006)        $ 1.04                                      0

Fidelity(R) Advisor Fifty
Class T
Band 125
    2006                         $ 1.00 (10/23/2006)        $ 1.04                                      0

Fidelity(R) Advisor Growth & Income
Band 125
    2006                         $ 1.39 (01/01/2006)        $ 1.42                                  5,583

Fidelity(R) Advisor Growth Opportunities
(Class T)
Band 125
    2006                         $ 1.18                     $ 1.22                                 61,636
    2005                           1.10                       1.18                                 43,832
    2004                           1.00 (5/01/2004)           1.10                                 22,265

Fidelity(R) Advisor International Cap
Class T
Band 125
    2006                         $ 1.33                     $ 1.51                                  1,201
    2005                           1.19                       1.33                                  1,204
    2004                           1.00 (5/17/2004)           1.19                                      0

Fidelity(R) Advisor Leveraged Company Stock
Class A
Band 125
    2006                         $ 1.00 (10/23/2006)        $ 1.05                                      0

Fidelity(R) Advisor Leveraged Company Stock
Class T
Band 125
    2006                         $ 1.00 (10/23/2006)        $ 1.05                                      0

Fidelity(R) Advisor Mid Cap
Band 125
    2006                         $ 1.71                     $ 1.91                               221,613
    2005                           1.60                       1.71                               188,332
    2004                           1.00 (05/01/2004)          1.60                               137,117


Fidelity(R) Advisor New Insights Fund
Class T
Band 125
    2006                         $ 1.20 (01/01/2006)        $ 1.29                               645,014

Fidelity(R) Advisor Overseas
Class T
Band 125
    2006                         $ 1.34                     $ 1.58                                33,048
    2005                           1.19                       1.34                                35,351
    2004                           1.00 (05/01/2004)          1.19                                27,501

Fidelity Advisor Small Cap
Band 125
    2006                         $ 1.91                     $ 1.96                             1,501,628
Band 50
    2006                           1.96                       2.01                                72,646
Band 0
    2006                           1.81                       2.07                                99,627
    2005                           1.71                       1.81                               951,945
    2004                           1.40                       1.71                               156,850
    2003                           1.04 (5/01/2003)           1.40                                     0

Fidelity(R) VIP Asset Manager(SM)
Initial Class
Band 125
    2006                         $ 2.05                     $ 2.18                            38,564,135
    2005                           2.00                       2.05                            47,580,876
    2004                           1.92                       2.00                            53,440,839
    2003                           1.65                       1.92                            53,469,759
    2002                           1.83                       1.65                            53,227,498
    2001                           1.93                       1.83                            52,427,456
    2000                           2.03                       1.93                            48,253,843
    1999                           1.85                       2.03                            41,549,516
    1998                           1.63                       1.85                            37,109,026
    1997                           1.37                       1.63                            30,831,927


Fidelity(R) VIP Contrafund(R)
Band 125
    2006                         $ 3.50                     $ 3.86                            32,833,793
    2005                           3.03                       3.50                            30,816,784
    2004                           2.66                       3.03                            27,908,961
    2003                           2.09                       2.66                            24,779,179
    2002                           2.34                       2.09                            22,973,191
    2001                           2.70                       2.34                            21,679,020
    2000                           2.93                       2.70                            20,337,472
    1999                           2.39                       2.93                            17,745,265
    1998                           1.86                       2.39                            13,160,702
    1997                           1.52                       1.86                             8,965,623










Investment Account       Accumulation Unit Value     Accumulation Unit Value   Number of Accumulation Units
and Class if any          At Beginning of Period       At End of Period        Outstanding At End of Period
------------------       -----------------------     -----------------------   -------------------------

Fidelity(R) VIP Equity-Income
Band 125
    2006                         $ 2.47                     $ 2.93                            10,373,448
    2005                           2.36                       2.47                            11,535,651
    2004                           2.15                       2.36                            12,527,048
    2003                           1.67                       2.15                            12,481,643
    2002                           2.03                       1.67                            12,196,544
    2001                           2.16                       2.03                            12,372,602
    2000                           2.02                       2.16                            11,109,818
    1999                           1.93                       2.02                            10,849,010
    1998                           1.75                       1.93                             9,537,700
    1997                           1.38                       1.75                             6,959,675


Fidelity (R)Advisor Freedom 2010
Class T
Band 125
    2006                         $ 1.09                     $ 1.12                               557,192
Band 100
    2006                           1.09                       1.12                                 3,574
Band 0
    2006                           1.04                       1.14                               130,182
    2005                           1.00 (3/1/2005)            1.04                                20,259

Fidelity(R) Advisor Freedom 2015
Class T
Band 125
    2006                         $ 1.11                     $ 1.14                               716,296
Band 100
    2006                           1.11                       1.14                                 4,990
Band 0
    2006                           1.05                       1.17                               125,500
    2005                           1.00 (3/1/2005)            1.05                                93,903

Fidelity(R) Advisor Freedom 2020
Class T
Band 125
    2006                         $ 1.12                     $ 1.16                             1,538,751
Band 100
    2006                           1.13                       1.16                                 4,847
Band 0
    2006                           1.05                       1.18                               137,107
    2005                           1.00 (3/1/2005)            1.05                                39,697

Fidelity(R) Advisor Freedom 2025
Class T
Band 125
    2006                         $ 1.13                     $ 1.16                               561,912
Band 100
    2006                           1.13                       1.17                                14,350
Band 0
    2006                           1.06                       1.19                               119,376
    2005                           1.00 (3/1/2005)            1.06                                20,815

Fidelity(R) Advisor Freedom 2030
Class T
Band 125
    2006                         $ 1.14                     $ 1.18                               907,740
Band 100
    2006                           1.15                       1.19                                 2,955
Band 0
    2006                           1.06                       1.21                               264,262
    2005                           1.00 (3/1/2005)            1.06                                22,605

Fidelity(R) Advisor Freedom 2035
Class T
Band 125
    2006                         $ 1.14                     $ 1.18                               245,057
Band 100
    2006                           1.15                       1.19                                13,727
Band 0
    2006                           1.06                       1.21                               159,956
    2005                           1.00 (3/1/2005)            1.06                                18,695

Fidelity(R) Advisor Freedom 2040
Band 125
    2006                         $ 1.15                     $ 1.19                               658,411
Band 100
    2006                           1.15                       1.20                                 3,297
Band 0
    2006                           1.06                       1.22                               386,584
    2005                           1.00 (3/1/2005)            1.06                                16,925

Fidelity(R) Freedom Income Fund
Class T
Band 125
    2006                         $ 1.05 (01/01/2006)        $ 1.06                                76,620

Fidelity(R) VIP Growth
Band 125
    2006                         $ 2.69                     $ 2.83                            34,607,912
    2005                           2.57                       2.69                            49,590,284
    2004                           2.52                       2.57                            55,678,581
    2003                           1.92                       2.52                            54,510,681
    2002                           2.78                       1.92                            52,130,625
    2001                           3.42                       2.78                            51,057,046
    2000                           3.89                       3.42                            46,168,040
    1999                           2.86                       3.89                            38,773,668
    1998                           2.08                       2.86                            32,435,920
    1997                           1.71                       2.08                            26,493,376

Fidelity(R) VIP High Income
Band 125
    2006                         $ 1.60                     $ 1.75                             9,787,076
    2005                           1.57                       1.60                            14,635,686
    2004                           1.45                       1.57                            16,110,565
    2003                           1.16                       1.45                            17,118,909
    2002                           1.13                       1.16                            16,007,137
    2001                           1.30                       1.13                            15,753,066
    2000                           1.70                       1.30                            12,815,473
    1999                           1.59                       1.70                            11,472,702
    1998                           1.68                       1.59                            11,188,244
    1997                           1.45                       1.68                             8,053,332

Fidelity(R) VIP Overseas
Band 125
    2006                         $ 2.19                     $ 2.55                            13,218,820
    2005                           1.86                       2.19                            15,890,022
    2004                           1.66                       1.86                            16,014,534
    2003                           1.17                       1.66                            14,430,463
    2002                           1.49                       1.17                            13,464,244
    2001                           1.91                       1.49                            12,518,734
    2000                           2.39                       1.91                            11,353,249
    1999                           1.70                       2.39                            10,272,575
    1998                           1.52                       1.70                            10,099,671
    1997                           1.38                       1.52                             9,308,550

Fifth Third Mid Cap Growth
Advisor
Band 125
    2006                         $ 1.23                     $ 1.33                                 5,199
    2005                           1.12                       1.23                                 2,316
    2004                           1.00 (3/1/2004)            1.12                                     0

Fifth Third Multi Cap Value
Advisor
Band 125
    2006                         $ 1.17                     $ 1.38                                38,090
    2005                           1.10                       1.17                                 5,091
    2004                           1.00 (3/1/2004)            1.10                                     0

Fifth Third Quality Growth
Advisor
Band 125
    2006                        $ 1.12 (01/01/2006)         $ 1.14                                     0


Fifth Third Strategic Income
Advisor
Band 125
    2006                        $ 1.08                      $ 1.13                                29,588
    2005                          1.09                        1.08                                   585
    2004                          1.00 (3/1/2004)             1.09                                     0

Investment Account       Accumulation Unit Value     Accumulation Unit Value   Number of Accumulation Units
and Class if any          At Beginning of Period       At End of Period        Outstanding At End of Period
------------------       -----------------------     -----------------------   -------------------------
Fifth Third Technology
Advisor
Band 125
    2006                         $ 1.17                     $ 1.21                               760,379
    2005                           1.11                       1.17                                42,128
    2004                           1.00 (3/1/2004)            1.11                                     0

First America Mid Cap Growth Opportunities
Class A
Band 125
    2006                         $ 1.00 (10/23/2006)        $ 1.02                                     0

First America Mid Cap Growth Opportunities
Class R
Band 125
    2006                         $ 1.00 (10/23/2006)        $ 1.02                                     0

First America Mid Cap Value
Class A
Band 125
    2006                         $ 1.00 (10/23/2006)        $ 1.03                                     0

First America Mid Cap Value
Class R
Band 125
    2006                         $ 1.00 (10/23/2006)        $ 1.03                                     0

First America Small Cap Select
Class A
Band 125
    2006                         $ 1.00 (10/23/2006)        $ 1.03                                     0

First America Small Cap Select
Class R
Band 125
    2006                         $ 1.00 (10/23/2006)        $ 1.03                                     0

First America Small Cap Value
Class A
Band 125
    2006                         $ 1.00 (10/23/2006)        $ 1.28                                     0

First America Small Cap Value
Class R
Band 125
    2006                         $ 1.00 (10/23/2006)        $ 1.03                                     0

First America Strat Growth Allocation
Class A
Band 125
    2006                         $ 1.00 (10/23/2006)        $ 1.02                                     0

First America Strat Growth Allocation
Class R
Band 125
    2006                         $ 1.00 (10/23/2006)        $ 1.02                                     0

Frank Russell Lifepoint Aggressive
Class R3
Band 125
    2006                         $ 1.25                     $ 1.40                             1,605,776
Band 100
    2006                           1.26                       1.41                                17,887
Band 50
    2006                           1.23                       1.43                               216,325
    2005                           1.16                       1.23                               532,194
    2004                           1.00 (05/17/2004)          1.16                                12,397

Frank Russell Lifepoint Balanced
Class R3
Band 125
    2006                         $ 1.20                     $ 1.32                             3,244,945
Band 100
    2006                           1.21                       1.33                                27,324
Band 50
    2006                           1.19                       1.35                               382,694
    2005                           1.13                       1.19                             1,007,366
    2004                           1.00 (05/17/2004)          1.13                                55,364

Frank Russell Lifepoint Conservative
Class R3
Band 125
    2006                         $ 1.06                     $ 1.11                               516,502
Band 50
    2006                           1.06                       1.13                               146,925
    2005                           1.04                       1.06                               168,264
    2004                           1.00 (05/17/2004)          1.04                                     0

Frank Russell Lifepoint Equity Aggressive
Class R3
Band 125
    2006                         $ 1.31                     $ 1.50                               574,793
Band 100
    2006                           1.31                       1.51                                 1,462
Band 50
    2006                           1.28                       1.53                                22,258
    2005                           1.18                       1.28                               127,242
    2004                           1.00 (05/17/2004)          1.18                                 1,485

Frank Russell Lifepoint Moderate
Class R3
Band 125
    2006                         $ 1.12                     $ 1.20                             1,118,537
Band 100
    2006                           1.13                       1.21                                15,271
Band 75
    2006                           1.11                       1.23                               127,761
    2005                           1.08                       1.11                               359,112
    2004                           1.00 (05/17/2004)          1.08                                22,813

Franklin Capital Growth
Band 125
    2006                         $ 1.14 (01/01/2006)        $ 1.20                                 5,696

Franklin Flex Cap Growth
 Band 125
    2006                         $ 1.29                     $ 1.34                               263,789
    2005                           1.23                       1.29                               187,889
    2004                           1.11                       1.23                                92,544
    2003                           1.00 (10/01/2003)          1.11                                     0

Franklin Small Cap Value
Class A
Band 125
    2006                         $ 1.00 (10/23/2006)        $ 1.04                                     0

Franklin Small Cap Value
Class R
Band 125
    2006                         $ 1.00 (10/23/2006)        $ 1.04                                     0

Franklin Small-Mid Cap Growth
Class R
Band 125
    2006                         $ 1.28                     $ 1.36                                36,175
    2005                           1.18                       1.28                                 6,061
    2004                           1.00 (5/17/2004)           1.18                                     0

Franklin Strategic Income
Band 125
    2006                         $ 1.16                     $ 1.23                               344,427
Band 0
    2006                           1.15                       1.28                               116,941
    2005                           1.15                       1.15                               144,184
    2004                           1.06                       1.15                                   991
    2003                           1.02 (10/01/2003)          1.06                                     0

Goldman Sachs Growth Strategy
Institutional Class
Band 125
    2006                         $ 1.00 (10/23/2006)        $ 1.04                                     0

Goldman Sachs Growth Strategy
Service Class
Band 125
    2006                         $ 1.00 (10/23/2006)        $ 1.04                                     0

Goldman Sachs Internet Tollkeeper
Class I
Band 125
    2006                         $ 1.00 (10/23/2006)        $ 1.06                                     0

Goldman Sachs Internet Tollkeeper
Class S
Band 125
    2006                         $ 1.00 (10/23/2006)        $ 1.06                                     0

Goldman Sachs Mid Cap Value
Institutional Class
Band 125
    2006                         $ 1.00 (10/23/2006)        $ 1.04                                     0

Goldman Sachs Mid Cap Value
Service Class
Band 125
    2006                         $ 1.00 (10/23/2006)        $ 1.04                                     0

Goldman Sachs Small Cap Value
Institutional Class
Band 125
    2006                         $ 1.00 (10/23/2006)        $ 1.03                                     0

Goldman Sachs Small Cap Value
Service Class
Band 125
    2006                         $ 1.00 (10/23/2006)        $ 1.03                                     0

Janus Advisor Forty Fund
Class R
Band 125
    2006                         $ 1.13                     $ 1.22                               224,873
    2005                           1.00 (5/20/2005)           1.13                                 4,181

Janus Advisor Growth & Income Fund
Class R
Band 125
    2006                         $ 1.15                     $ 1.19                                17,604
Band 50
    2006                           1.12                       1.20                               484,971
    2005                           1.00 (5/20/2005)           1.12                               180,358

Janus Advisor INTECH Risk-Managed Growth
Band 125
    2006                         $ 1.26                     $ 1.33                             5,756,092
    2005                           1.19                       1.26                                26,577
    2004                           1.07                       1.19                                     0
    2003                           1.00 (9/15/2003)           1.07                                     0

Janus Advisor Small Cap Value
Band 125
    2006                         $ 1.13                     $ 1.60                                31,334
    2005                           1.27                       1.13                                 2,594
    2004                           1.10                       1.27                                     0
    2003                           1.00 (9/15/2003)           1.10                                     0

Janus Aspen Series Flexible Bond Portfolio
Band 125
    2006                        $ 1.56                      $ 1.60                            10,358,363
    2005                          1.54                        1.56                            10,936,764
    2004                          1.50                        1.54                            10,737,951
    2003                          1.43                        1.50                            10,695,429
    2002                          1.31                        1.43                             9,258,998
    2001                          1.23                        1.31                             6,419,285
    2000                          1.17                        1.23                             5,236,802
    1999                          1.17                        1.17                             4,442,495
    1998                          1.08                        1.17                             2,204,070
    1997                          1.00                        1.08                               289,354

Janus Aspen Mid Cap Value
Class R
Band 125
    2006                         $ 1.00 (10/23/2006)        $ 1.04                                     0

Janus Aspen Mid Cap Value
Service Class
Band 125
    2006                         $ 1.00 (10/23/2006)        $ 1.03                                     0


Janus Aspen Series Worldwide Growth Portfolio
Band 125
    2006                         $ 1.47                     $ 1.71                            17,073,458
    2005                           1.40                       1.47                            30,895,367
    2004                           1.35                       1.40                            35,730,498
    2003                           1.11                       1.35                            35,860,493
    2002                           1.50                       1.11                            34,123,387
    2001                           1.96                       1.50                            32,859,993
    2000                           2.36                       1.96                            28,723,922
    1999                           1.45                       2.36                            17,434,845
    1998                           1.14                       1.45                             8,357,911
    1997                           1.01                       1.14                             2,126,372

Lord Abbett Developing Growth
Class P
Band 125
    2006                         $ 1.14 (01/01/2006)        $ 1.25                                23,814
Band 100
    2006                           1.14                       1.25                                66,056
Band 0
    2006                           1.15                       1.28                               276,020

Lord Abbett Growth Opportunities
Class P
Band 125
    2006                         $ 1.08 (01/01/2006)        $ 1.13                                   908

Lord Abbett Mid-Cap Value
Class P
Band 125
     2006                        $ 1.09                     $ 1.21                                 5,423
     2005                          1.02                       1.09                                 2,177
     2004                          1.00 (12/13/2004)          1.02                                     0

Lord Abbett Small-Cap Blend
Class P
Band 125
     2006                        $ 1.16                     $ 1.22                             1,222,280
     2005                          1.04                       1.16                               267,565
     2004                          1.00 (12/13/2004)          1.04                                     0

Lord Abbett Small-Cap Value
Class P
Band 125
    2006                         $ 1.15                     $ 1.37                                99,585
    2005                           1.03                       1.15                                64,939
    2004                           1.00 (12/13/2004)          1.03                                     0



Investment Account       Accumulation Unit Value     Accumulation Unit Value   Number of Accumulation Units
and Class if any          At Beginning of Period       At End of Period        Outstanding At End of Period
------------------       -----------------------     -----------------------   -------------------------
Manning & Napier Pro-Blend Conservative
Class A
Band 125
    2006                         $ 1.00 (10/23/2006)        $ 1.02                                     0

Manning & Napier Pro-Blend Extend
Class A
Band 125
    2006                         $ 1.00 (10/23/2006)        $ 1.03                                     0

Manning & Napier Pro-Blend Max
Class A
Band 125
    2006                         $ 1.00 (10/23/2006)        $ 1.04                                     0

Manning & Napier Pro-Blend Moderate
Class A
Band 125
    2006                         $ 1.00 (10/23/2006)        $ 1.03                                     0

MFS(R)International New Discovery
Band 125
    2006                         $ 1.80                     $ 2.25                             1,902,033
    2005                           1.51                       1.80                             1,076,469
    2004                           1.23                       1.51                               567,025
    2003                           0.84                       1.23                               253,507
    2002                           1.00                       0.84                               129,375

MFS(R) Mid-Cap Growth
Band 125
    2006                         $ 1.11                     $ 1.12                                76,536
    2005                           1.10                       1.11                                62,270
    2004                           0.97                       1.10                                46,360
    2003                           0.72                       0.97                                11,263
    2002                           1.00                       0.72                                 3,380

MFS(R) Strategic Value
Band 125
     2006                        $ 1.15                     $ 1.30                               255,436
     2005                          1.17                       1.15                               232,125
     2004                          1.01                       1.17                               106,724
     2003                          0.80                       1.01                                51,802
     2002                          1.00                       0.80                                 6,914

MFS(R) Value
Band 125
     2006                        $ 1.24                     $ 1.48                               550,143
     2005                          1.18                       1.24                               111,238
     2004                          1.04                       1.18                                 2,093
     2003                          0.84                       1.04                                 1,114
     2002                          1.00 (06/01/2002)          0.84                                     0

Neuberger Berman Fasciano
Advisor
Band 125
     2006                         $ 1.24                     $ 1.28                             1,015,554
     2005                           1.22                       1.24                               133,264
     2004                           1.10                       1.22                                38,433
     2003                           1.00 (10/01/2003)          1.10                                     0

Neuberger Berman Focus
Advisor
Band 125
    2006                         $ 1.10                     $ 1.22                                12,385
    2005                           1.12                       1.10                                   865
    2004                           1.00 (12/13/2004)          1.12                                     0

Neuberger Berman Millennium
Advisor
Band 125
    2006                         $ 1.18                     $ 1.25                                35,007
    2005                           1.04                       1.18                                   497
    2004                           1.00 (12/13/2004)          1.04                                     0

Neuberger Berman Partners
Advisor
Band 125
    2006                         $ 1.18                     $ 1.31                             1,641,378
    2005                           1.01                       1.18                               256,671
    2004                           1.00 (12/13/2004)          1.01                                     0

Old Mutual Columbus Circle Technology &
Communications
Band 125
    2006                         $ 0.89                     $ 0.92                             3,036,309
    2005                           0.82                       0.89                             5,741,050
    2004                           0.78                       0.82                             7,516,210
    2003                           0.54                       0.78                             6,671,788
    2002                           1.20                       0.54                             4,851,848
    2001                           2.54                       1.20                             3,251,322
    2000                           4.45                       2.54                             1,878,426
    1999                           1.35                       4.45                               953,082
    1998                           1.03                       1.35                               214,047
    1997                           1.00                       1.03                               101,585

Old Mutual Emerging Growth
Band 125
    2006                         $ 0.68                     $ 0.72                                   760
    2005                           0.64                       0.68                                   647
    2004                           0.65                       0.64                                   525
    2003                           0.42                       0.65                                   552
    2002                           0.81                       0.42                                   238
    2001                           1.01                       0.81                                     0

Old Mutual Growth ll
 Band 125
    2006                         $ 1.07                     $ 1.13                             2,952,264
    2005                           0.97                       1.07                             3,765,269
    2004                           0.92                       0.97                             4,157,058
    2003                           0.74                       0.92                             4,498,118
    2002                           1.08                       0.74                             4,163,718
    2001                           1.83                       1.08                             4,241,331
    2000                           2.23                       1.83                             4,102,333
    1999                           1.14                       2.23                             1,277,768
    1998                           1.07                       1.14                               412,873
    1997                           1.00                       1.07                                58,505



Investment Account       Accumulation Unit Value     Accumulation Unit Value   Number of Accumulation Units
and Class if any          At Beginning of Period       At End of Period        Outstanding At End of Period
------------------       -----------------------     -----------------------   -------------------------
Old Mutual Large Cap Growth
Band 125
    2006                         $ 0.91                     $ 1.10                               321,923

Oppenheimer Developing Markets Fund
Class N
Band 125
    2006                         $ 1.36                     $ 1.68                             2,533,748
    2005                           1.00 (5/20/2005)           1.36                               235,406

Oppenheimer Global Fund
Class N
Band 125
    2006                         $ 1.19 (01/01/2006)        $ 1.34                               529,270
Band 50
    2006                           1.19                       1.35                               299,492
Band 0
    2006                           1.20                       1.37                               283,770

Oppenheimer International Bond Fund
Class N
Band 125
    2006                         $ 1.08                     $ 1.19                               710,394
    2005                           1.00 (5/20/2005)           1.08                                 3,034

Oppenheimer International Small Company Fund
Class N
Band 125
    2006                         $ 1.28                     $ 1.72                               443,730
    2005                           1.00 (5/20/2005)           1.28                                 3,097

Oppenheimer Main Street Opportunity Fund
Class N
Band 125
    2006                         $ 1.08                     $ 1.22                               221,714
    2005                           1.00 (5/20/2005)           1.08                                 2,741

Oppenheimer Main Street Sm
Class A
Band 125
    2006                         $ 1.00 (10/23/2006)        $ 0.57                                     0

Oppenheimer Main Street Sm
Class N
Band 125
    2006                         $ 1.00 (10/23/2006)        $ 0.57                                     0

Oppenheimer Small & Mid Cap Value Fund
Class N
Band 125
    2006                         $ 1.14 (10/23/2006)        $ 1.31                               999,241

Pimco High Yield
R Class
Band 125
    2006                         $ 1.17                     $ 1.26                               571,898
    2005                           1.14                       1.17                               234,537
    2004                           1.06                       1.14                                47,551
    2003                           1.01 (10/01/2003)          1.06                                     0

Pimco High Yield
Band 125
    2006                         $ 1.33                     $ 1.43                             3,158,179
    2005                           1.29                       1.33                               203,927
    2004                           1.20                       1.29                                22,555
    2003                           0.98                       1.20                                     0
    2002                           1.00 (6/01/2002)           0.98                                     0

Pimco Total Return
R Class
Band 125
    2006                         $ 1.06                     $ 1.08                             6,858,795
Band 100
    2006                           1.05                       1.08                                 6,441
    2005                           1.05                       1.05                               998,132
    2004                           1.01                       1.05                               256,324
    2003                           1.01 (10/01/2003)          1.01                                     0

Pioneer Bond Fund
Class R
Band 125
    2006                         $ 1.01 (01/01/2006)        $ 1.03                                51,008

Pioneer Emerging Markets
Class A
Band 125
    2006                         $ 1.00 (10/24/2006)        $ 1.13                                     0

Pioneer Fund
Class R
Band 125
    2006                         $ 1.08 (01/01/2006)        $ 1.16                                20,803

Pioneer Fund VCT
Class I
Band 125
    2006                         $ 1.23                     $ 1.41                             4,397,803
    2005                           1.17                       1.23                             5,368,751
    2004                           1.10                       1.17                             6,289,040
    2003                           0.89                       1.10                             5,994,350
    2002                           1.22                       0.89                             5,460,849
    2001                           1.36                       1.22                             4,874,658
    2000                           1.55                       1.36                             4,652,378
    1999                           1.43                       1.55                             3,549,888
    1998                           1.16                       1.43                             2,034,751
    1997                           0.98                       1.16                               186,090

Pioneer Growth Opportunities VCT
Class I
Band 125
    2006                         $ 1.78                     $ 1.86                            12,120,267
    2005                           1.69                       1.78                            14,203,577
    2004                           1.40                       1.69                            15,119,508
    2003                           0.99                       1.40                            13,466,958
    2002                           1.61                       0.99                            12,304,684
    2001                           1.36                       1.61                            11,410,141
    2000                           1.48                       1.36                             9,376,539
    1999                           1.41                       1.48                             7,892,664
    1998                           1.41                       1.41                             6,688,427
    1997                           0.93                       1.41                             1,069,115

Pioneer High Yield Fund
Class R
Band 125
    2006                         $ 1.07                     $ 1.16                                40,798
Band 100
    2006                           1.07                       1.16                                64,640
Band 50
    2006                           1.06                       1.17                                90,523
    2005                           1.00 (5/20/2005)           1.06                                 1,839

Pioneer Mid Cap Value Fund
Class R
Band 125
    2006                         $ 1.06                     $ 1.17                               583,803
    2005                           1.00 (5/20/2005)           1.06                                68,685

Pioneer Oak Ridge Large Cap Growth Fund
Class R
Band 125
    2006                         $ 1.09 (01/01/2006)        $ 1.10                                     0

Pioneer Small & Mid Cap Growth Fund
Class R
Band 125
    2006                         $ 1.05 (01/01/2006)        $ 1.09                                 2,623

Pioneer Small Cap Value Fund
Class R
Band 125
    2006                         $ 1.17 (01/01/2006)        $ 1.30                                38,709

Russell 2010 Strategy Fund
Class R3
Band 125
    2006                         $ 1.04                     $ 1.12                             1,102,401
    2005                           1.00 (3/1/2005)            1.04                               102,187

Russell 2020 Strategy Fund
Class R3
Band 125
    2006                         $ 1.05                     $ 1.16                             3,130,459
    2005                           1.00 (3/1/2005)            1.05                                82,986

Russell 2030 Strategy Fund
Class R3
Band 125
    2006                         $ 1.05                     $ 1.20                             2,248,552
    2005                           1.00 (3/1/2005)            1.05                                25,849

Russell 2040 Strategy Fund
Class R3
Band 125
    2006                         $ 1.06                     $ 1.22                             1,596,017
    2005                           1.00 (3/1/2005)            1.06                                 2,065



Investment Account       Accumulation Unit Value     Accumulation Unit Value   Number of Accumulation Units
and Class if any          At Beginning of Period       At End of Period        Outstanding At End of Period
------------------       -----------------------     -----------------------   -------------------------

Russell Emerging
Class E
Band 125
    2006                         $ 1.00 (10/23/2006)        $ 1.13                                     0

Russell Equity I
Class E
Band 125
    2006                         $ 1.00 (01/03/2006)        $ 1.10                                     0

Russell Equity II
Class E
Band 125
    2006                         $ 1.00 (01/03/2006)        $ 1.13                                     0

Russell Equity Q
Class E
Band 125
    2006                         $ 1.00 (01/03/2006)        $ 1.10                                     0

Russell International
Class E
Band 125
    2006                         $ 1.00 (01/03/2006)        $ 1.20                                     0

Russell Lifepoints Aggressive
Class E
Band 125
    2006                         $ 1.00 (01/03/2006)        $ 1.12                                     0

Russell Lifepoints Balanced
Class E
Band 125
    2006                         $ 1.00 (01/03/2006)        $ 1.10                                     0

Russell Lifepoints Conservative
Class E
Band 125
    2006                         $ 1.00 (01/03/2006)        $ 1.05                                     0

Russell Lifepoints Equity Aggressive
Class E
Band 125
    2006                         $ 1.00 (01/03/2006)        $ 1.15                                     0

Russell Lifepoints Moderate
Class E
Band 125
    2006                         $ 1.00 (01/03/2006)        $ 1.07                                     0

Russell Real Estate Securities
Class E
Band 125
    2006                         $ 1.00 (10/23/2006)        $ 1.04                                     0

Russell Select Value
Class E
Band 125
    2006                         $ 1.00 (10/23/2006)        $ 1.04                                     0


State Street Equity 500 Index*
Band 125
    2006                         $ 2.94                     $ 3.36                            61,505,096
    2005                           2.84                       2.94                            66,509,154
    2004                           2.60                       2.84                            70,497,847
    2003                           2.05                       2.60                            69,924,821
    2002                           2.68                       2.05                            66,528,028
    2001                           3.09                       2.68                            64,168,583
    2000                           3.45                       3.09                            58,495,675
    1999                           2.90                       3.45                            40,519,791
    1998                           2.29                       2.90                            30,592,950
    1997                           1.74                       2.29                            18,374,733

State Street Equity 500 Index II
Band 125
    2006                         $ 1.06                     $ 1.18                             1,046,510
Band 100
    2006                           1.06                       1.19                                65,291
Band 50
    2006                           1.06                       1.20                               861,397
Band 0
    2006                           1.04                       1.21                               627,105
    2005                           1.00 (6/3/2005)            1.04                               100,014

T. Rowe Price Blue Chip Growth
Band 125
    2006                         $ 1.24                     $ 1.32                               355,842
Band 0
    2006                           1.22                       1.37                                17,751
    2005                           1.17                       1.22                                32,347
    2004                           1.09                       1.17                                     0
    2003                           1.00 (9/15/2003)           1.09                                     0

T. Rowe Price Equity Income
Band 125
    2006                         $ 2.82                     $ 3.32                            34,271,106
    2005                           2.75                       2.82                            32,074,795
    2004                           2.43                       2.75                            30,909,884
    2003                           1.96                       2.43                            27,583,106
    2002                           2.28                       1.96                            25,659,444
    2001                           2.28                       2.28                            23,400,668
    2000                           2.04                       2.28                            20,201,701
    1999                           1.99                       2.04                            21,447,550
    1998                           1.85                       1.99                            19,081,441
    1997                           1.45                       1.85                            11,646,682

T. Rowe Price Equity Income
R Class
Band 125
    2006                         $ 1.49                     $ 1.73                             2,311,570
Band 50
    2006                           1.33                       1.77                               334,595
Band 0
    2006                           1.47                       1.81                                75,257
    2005                           1.44                       1.47                               906,125
    2004                           1.27                       1.44                                88,880
    2003                           1.05 (05/01/03)            1.27                                     0

T. Rowe Price European Stock
Band 125
    2006                         $ 1.27                     $ 1.65                               103,995
    2005                           1.18                       1.27                               111,311
    2004                           1.03                       1.18                                77,610
    2003                           0.76                       1.03                                39,113
    2002                           0.95                       0.76                                     0
    2001                           1.08 (05/01/01)            0.95                                     0

T. Rowe Price Growth Stock Fund
R Class
Band 125
    2006                         $ 1.44                     $ 1.59                            19,906,624
Band 0
    2006                           1.42                       1.68                                63,112
    2005                           1.36                       1.42                             3,399,338
    2004                           1.25                       1.36                               542,634
    2003                           1.03 (05/01/03)            1.25                                     0

T. Rowe Price International Growth & Income
 Band 125
    2006                         $ 1.94                     $ 2.47                             4,854,778
    2005                           1.70                       1.94                               705,104
    2004                           1.40                       1.70                               109,440
    2003                           1.00 (05/01/03)            1.40                                 9,120

T. Rowe Price International Stock
Band 125
    2006                         $ 1.44                     $ 1.69                                70,847
    2005                           1.26                       1.44                                   339
    2004                           1.13                       1.26                                     0
    2003                           1.00 (9/15/2003)           1.13                                     0


*The State Street Equity 500 Index Investment Account first became available in April, 2001 when it was substituted for the Fidelity(R) VIP Index 500 Investment Account. Information presented in the table for the years 1993 through 2000 is, therefore, that of the Fidelity(R) VIP Index 500 Account and not of the State Street Equity 500 Index Account.

Investment Account       Accumulation Unit Value     Accumulation Unit Value   Number of Accumulation Units
and Class if any          At Beginning of Period       At End of Period        Outstanding At End of Period
------------------       -----------------------     -----------------------   -------------------------
T.Rowe Price Mid-Cap Growth
R Class
Band 125
    2006                         $ 1.76                     $ 1.85                             1,149,987
    2005                           1.56                       1.76                               805,493
    2004                           1.34                       1.56                               374,710
    2003                           1.04 (05/01/03)            1.34                                     0

T. Rowe Price Mid-Cap Value
Band 125
    2006                         $ 1.76                     $ 2.08                               814,235
    2005                           1.66                       1.76                               686,738
    2004                           1.40                       1.66                               490,289
    2003                           1.03 (05/01/03)            1.40                                   936

Templeton Foreign
Band 125
    2006                         $ 1.40                     $ 1.65                               474,067
    2005                           1.28                       1.40                               311,886
    2004                           1.10                       1.28                               158,226
    2003                           1.00 (10/01/2003)          1.10                                     0

Templeton Growth
Band 125
    2006                         $ 1.37                     $ 1.65                             6,063,287
    2005                           1.29                       1.37                             2,545,865
    2004                           1.12                       1.29                               259,477
    2003                           1.00 (10/01/2003)          1.12                                     0

Thornburg Core Growth
Band 125
    2006                         $ 1.23                     $ 1.43                             3,696,961
    2005                           1.02                       1.23                               316,462
    2004                           1.00 (12/13/2004)          1.02                                     0

Thornburg International Value
Band 125
    2006                         $ 1.24                     $ 1.50                             3,123,096
Band 100
    2006                           1.24                       1.51                                43,364
Band 0
    2006                           1.22                       1.54                               199,459
    2005                           1.05                       1.22                               754,674
    2004                           1.00 (12/13/2004)          1.05                                     0

Thornburg Limited-Term Income
Band 125
    2006                         $ 1.00 (01/01/2006)        $ 1.02                               103,089

Thornburg Limited-Term U.S. Government
Band 125
    2006                         $ 1.00 (01/01/2006)        $ 1.02                                 7,215

Thornburg Value
Band 125
    2006                         $ 1.11 (01/01/2006)        $ 1.32                               179,766

Vanguard Explorer
Band 125
    2006                         $ 2.89                     $ 3.13                             3,446,887
    2005                           2.68                       2.89                             2,243,478
    2004                           2.39                       2.68                             2,037,046
    2003                           1.67                       2.39                             1,768,543
    2002                           2.25                       1.67                             1,182,344
    2001                           2.25                       2.25                                     0

Vanguard Short-Term Federal
Band 125
    2006                         $ 1.53                     $ 1.58                               633,695
    2005                           1.53                       1.53                               489,769
    2004                           1.52                       1.53                               503,873
    2003                           1.49                       1.52                               330,047
    2002                           1.42                       1.49                               122,492
    2001                           1.37                       1.42                                   358





NOTE: "Band 0, 25, 50, 75, 100, 125" identify the accumulation unit value for that particular band. For example, Band 125 represents the accumulation unit value for the band that charges a 1.25% Asset Charge.

           INFORMATION ABOUT AUL, THE VARIABLE ACCOUNT, AND THE FUNDS

AMERICAN UNITED LIFE INSURANCE COMPANY(R)

     AUL is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company ("MHC").

After conversion, the insurance company issued voting stock to a newly-formed stock holding company, OneAmerica Financial Partners, Inc. (the "Stock Holding Company"). The Stock Holding Company may, at some future time, offer shares of its stock publicly or privately; however, the MHC must always hold at least 51% of the voting stock of the Stock Holding Company, which in turn owns 100% of the voting stock of AUL. No plans have been formulated to issue any shares of capital stock of the Stock Holding Company at this time. In 2003, the Stock Holding Company issued $200 million aggregate principal amount of its 7% senior notes due 2033.

AUL conducts a conventional life insurance and annuity business. At December 31, 2006, the OneAmerica Financial Partners, Inc. enterprise, in which AUL is a partner, had assets of 18,491.3 million and had equity of $1,222.7 million.

The principal underwriter for the Contracts is OneAmerica Securities, Inc., a wholly owned subsidiary of AUL. One America Securities, Inc. is registered as a broker-dealer with the SEC.

VARIABLE ACCOUNT

     The AUL American Unit Trust was established by AUL on August 17, 1989, under procedures established under Indiana law. The income, gains, or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to other income, gains, or losses of AUL. AUL owns the assets in the Variable Account and is required to maintain sufficient assets in the Variable Account to meet all Variable Account obligations under the Contracts. AUL may transfer to its General Account assets that exceed anticipated obligations of the Variable Account. All obligations arising under the Contracts are general corporate obligations of AUL. AUL may invest its own assets in the Variable Account, and may accumulate in the Variable Account proceeds from Contract charges and investment results applicable to those assets.

     The Variable Account is currently divided into sub-accounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of a specific mutual fund or in a specific Portfolio of one of the Funds. Contributions may be allocated to one or more Investment Accounts available under a Contract. Not all of the Investment Accounts may be available under a particular Contract and some of the Investment Accounts are not available for certain types of Contracts. AUL may in the future establish additional Investment Accounts of the Variable Account, which may invest in other
Portfolios of the Funds or in other securities, mutual funds, or investment vehicles.

     The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Variable Account or of AUL.

THE FUNDS

     Each of the Funds is a diversified, open-end management investment company commonly referred to as a mutual fund. Each of the Funds is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies or practices of the Fund. Each Portfolio has its own investment objectives and policies. The shares of each mutual fund Portfolio are purchased by AUL for the corresponding Investment Account at the Portfolio's net asset value per share, i.e., without any sales load. All dividends and capital gain distributions received from a Portfolio are automatically reinvested in such Portfolio at net asset value, unless AUL instructs otherwise. AUL has entered into agreements with the Advisors of A I M Advisor, Inc., Alliance Capital Management L.P., Allianz Dresdner Asset Management of America, American Century(R) Investment Management, Inc., Ariel Capital Management, Inc., Fifth Third Asset Management, Inc., Berger Financial Group, LLC, Calvert Asset Management Company, The Dreyfus Corporation, Fidelity(R) Management & Research Company, U.S. Bancorp Asset Management, Inc., Goldman Sachs Asset Management, L.P., Manning & Napier Advisors, Inc., Franklin Advisers, Inc., Russell Investment Management Company (RIMCO), Fred Alger Management, Inc., Janus Capital Management LLC , Old Mutual Capital, Inc. ("OMCAP"), Capital Research and Management Company, Lord, Abbett & Co. LLC, The Manager, , MFS(R) Investment Management, Neuberger Berman Management, Inc., OneAmerica Funds, Inc., Pilgrim Baxter & Associates, Ltd., Pacific Investment Management Company LLC, Pioneer Investment Management, Inc., State Street Bank & Trust Company, T. Rowe Price Associates, Inc., Templeton Global Advisors Limited, Thornburg Investment Management, Inc., Granahan Investment Management, Inc., Wellington Management Company, The Vanguard Groupunder which AUL has agreed to render certain services and to provide information about these funds to its Contract Owners and/or Participants who invest in these Funds. Under these agreements and for providing these services, AUL receives compensation from the Distributor/Advisor of these funds, (or from the Funds if a 12b-1 plan has been approved) ranging from 0.0% until a certain level of fund assets have been purchased to an annual service fee of 0.75% based on the average daily market value of shares owned by the separate account.



     The investment advisors of the Funds are listed in the Summary. All of the investment advisors are registered with the SEC as investment advisors. The Funds offer their shares as investment vehicles to support variable annuity contracts. The advisors or distributors to certain Funds may advise and distribute other investment companies that offer their shares directly to the public, some of which have names similar to the names of the Funds in which the Investment Account invests. These investment companies offered to the public should not be confused with the Funds in which the Investment Account invests. The Funds are described in their prospectuses, which accompany this prospectus.

     A summary of the investment objective or objectives of each Portfolio of each of the Funds follows. There can be no assurance that any Portfolio will achieve its objective or objectives. More detailed information is contained in the Prospectuses for the Funds, including information on the risks associated with the investments and investment techniques of each Portfolio.

AIM Capital Development Fund

AIM Capital Development Fund - Class R and Investor Class

     The investment seeks long-term growth of capital. The fund invests in securities, including common stocks, convertible securities and bonds, of small and medium sized companies. It may also invest up to 25% of assets in foreign securities and may hold a portion of assets in cash or cash equivalents. The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

FOR ADDITIONAL INFORMATION CONCERNING AIM CAPITAL DEVELOPMENT FUND AND ITS PORTFOLIOS, PLEASE SEE THE AIM CAPITAL DEVELOPMENT FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

AIM Growth Series Fund

AIM Basic Value - Class A and Class R

     Seeking to provide long-term growth of capital. The AIM Basic Value Fund invests primarily in equity securities of U.S. companies believed to be undervalued in relation to long-term earning power or other factors. The Fund pursues capital growth by investing in undervalued large and mid-sized companies. Its focus on more stable business values enables it to take advantage of market volatility and investor overreaction to negative news. Investing in mid-sized companies may involve greater risk not associated with investing in more established companies. The Fund may invest up to 25% of its assets in foreign securities that may present risks not associated with investing solely in the United States.

AIM Global Equity  - Class A and Institutional Class

     Seeks long-term growth of capital. The AIM Global Equity Fund invests, normally, at least 65% of its total assets in equity securities in the following global industry sectors: consumer products and services, financial services, health care, infrastructure, natural resources, telecommunications and technology. The fund will normally invest in the securities of companies located in at least three different countries, including the United States with no more than 50% of its total assets in any one country, other than the U.S. Of total assets, up to 20% may be invested in companies located in developing countries.

AIM Mid Cap Core Equity - Class A and Class R

     Seeking to provide long-term growth of capital. The AIM Mid Cap Core Equity Fund invests in medium-sized U.S. companies. The Fund seeks growth by applying AIM's GARP (Growth At a Reasonable Price) discipline to the universe of medium-sized companies. Investing in small-and mid-sized companies may involve greater risks not associated with investing in more established companies. Additionally, small companies may have business risk, significant stock price fluctuations and illiquidity. The Fund may invest up to 25% of its assets in foreign securities that may present risks not associated with investing solely in the United States.

AIM Small Cap Growth - Class A and Class R

     Seeking to provide long-term growth of capital. The AIM Small Cap Growth Fund invests in U.S. small-cap companies. The Fund invests in stocks of emerging-growth companies that demonstrate earnings potential. The Fund may invest up to 25% of its assets in foreign securities that may present risks not associated with investing solely in the United States. The Fund may invest up to 35% of its total assets in below-investment- grade debt securities. The Fund seeks to maintain a balance of high quality, growth stocks for stability.

FOR ADDITIONAL INFORMATION CONCERNING AIM GROWTH SERIES FUND AND ITS PORTFOLIOS, PLEASE SEE THE AIM GROWTH SERIES FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.



                                                        22




AIM International Growth Fund

AIM International Growth Fund - Class A and Class R

     The investment seeks long-term growth of capital. The fund normally invests in a diversified portfolio of international equity securities whose issuers are considered by the fund's portfolio managers to have strong earnings momentum. It may invest up to 20% of assets in foreign companies located in developing countries and up to 20% of assets in securities exchangeable for or convertible into marketable equity securities of foreign issuers. The fund may also invest up to 20% of assets in high-grade short-term securities and debt securities.

FOR ADDITIONAL INFORMATION CONCERNING AIM INTERNATIONAL GROWTH FUND AND ITS PORTFOLIO, PLEASE SEE THE AIM INTERNATIONAL GROWTH PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

AIM Sector Funds, Inc.

AIM Energy - Investor Class and Class A

     Seeking long-term capital growth. The AIM Energy Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies within the energy sector. These companies include, but are not limited to, oil companies, oil and gas exploration companies, natural gas pipeline companies, refinery companies, energy conservation companies, coal, alternative energy companies, and innovative energy technology companies. The Fund focuses on reasonably priced companies with above-average production volume growth and earnings, cash flow and asset value growth potential independent of commodity pricing. Sector funds may experience greater short-term price volatility than more diversified equity funds and are most suitable for the aggressive portion of an investment portfolio. Holdings may be adversely affected by foreign government, federal or state regulations on energy production, distribution and sale.

AIM Financial Services - Investor Class and Class A

     Seeking long-term capital growth. The AIM Financial Services Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies involved in the financial services sector. These companies include, but are not limited to, banks (regional and money-centers), insurance companies (life, property, and casualty, and multilane), investment and miscellaneous industries (asset managers, brokerage firms, and government-sponsored agencies), and suppliers to financial services companies. The Fund focuses on market-driven companies with superior technology to deliver products and services that match their customers' needs. Sector funds may experience greater short-term price volatility than more diversified equity funds and are most suitable for the aggressive portion of an investment portfolio.

AIM Global Health Care Fund - Investor Class and Class A

     Seeking  long-term  capital  growth.  The AIM Health Sciences Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies related to health care. These companies include, but are not limited to, medical equipment or supplies, pharmaceuticals, biotechnology, and health care providers and services companies. Within these industries, the Fund focuses on the market leaders that are well positioned to leverage demographic and innovative trends. Sector funds may experience greater short-term price volatility than more diversified equity funds and are most suitable for the aggressive portion of an investment portfolio.

AIM Leisure - Class A

     Seeks capital growth. The AIM Leisure Fund normally invests at least 80% of its assets in the equity securities and equity-related instruments of companies engaged in the design, production, and distribution of products related to leisure activities. These industries include, but are not limited to, advertising, communications/cable TV, cruise lines, entertainment, recreational equipment, lodging, publishers, restaurants, and selected retailers. Sector funds may experience greater short-term price volatility than more diversified equity funds and are most suitable for the aggressive portion of an investment portfolio.

AIM Technology - Investor Class and Class A

     Seeking long-term capital growth. The AIM Technology Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in technology-related industries. These include, but are not limited to, various applied technologies, hardware, software, semiconductors, telecommunications equipment and services, and service-related companies in information technology. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. The Fund concentrates on market-leading companies with strong management teams that have solid track records, financial strength and proprietary products or content. Sector funds may experience greater short-term price volatility than more diversified equity funds and are most suitable for the aggressive portion of an investment portfolio.

FOR ADDITIONAL INFORMATION CONCERNING AIM SECTOR FUNDS, INC. AND ITS PORTFOLIOS, PLEASE SEE THE AIM SECTOR FUNDS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

AIM Stock Funds, Inc.

AIM Dynamics - Investor Class

     Seeking long-term capital growth. The AIM Dynamics Fund invests at least 65% of its net assets in common stocks of mid-sized companies. The managers define mid-sized companies as companies that are included in the Russell Midcap Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of between $2.5 billion and $15 billion at the time of purchase. The Fund may invest up to 25% of the total assets in foreign securities (measured at the time of purchase). Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation. When the manager believes market or economic conditions are unfavorable, the Fund may assume a defensive position by temporarily investing up to 100% of its assets in high quality money market instruments, such as short-term U.S. government obligations, commercial paper or repurchase agreements.

FOR ADDITIONAL INFORMATION CONCERNING AIM STOCK FUNDS, INC. AND ITS PORTFOLIO, PLEASE SEE THE AIM STOCK FUNDS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Alger American Fund

Alger American Balanced Portfolio - Class O

     Seeking current income and long-term capital appreciation. The Alger American Balanced Portfolio focuses on stocks of companies with growth potential and fixed income securities, with an emphasis on income-producing securities, which appear to have some potential for capital appreciation. Under normal circumstances, the Portfolio invests in common stocks and fixed-income securities, which include commercial paper and bonds rated within the four highest rating categories by an established rating agency or if not rated, which are determined by the Managers to be of comparable quality. Ordinarily, at least 25% of the Portfolio's net assets are invested in fixed-income securities.

Alger American Growth Portfolio - Class O

     Seeking long-term capital appreciation. The Alger American Growth Portfolio seeks long-term capital appreciation by focusing on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Portfolio invests primarily in the equity securities of large companies. The Portfolio considers a large company to have a market capitalization of $1 billion or greater. This Portfolio is not restricted to any one type of security.

Alger American Leveraged AllCap Portfolio - Class O

     Seeking long-term capital appreciation. The Alger American Leveraged AllCap Portfolio, under normal circumstances, invests in the equity securities of companies of any size which demonstrate promising growth potential. The
Portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the Portfolio has the potential to increase its returns. There is the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the Portfolio's value can decrease more quickly than if the Portfolio had not borrowed.

FOR  ADDITIONAL   INFORMATION   CONCERNING  THE  ALGER  AMERICAN  FUND  AND  ITS
PORTFOLIOS, PLEASE SEE THE ALGER AMERICAN FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

                                                        24

The Alger Institutional Funds

Alger Capital Appreciation Institutional - Class R and Class I

     The investment seeks long-term capital appreciation. Under normal circumstances, the fund invests in the equity securities of companies of any size which demonstrate promising growth potential. It can leverage, that is, borrow money, to buy additional securities. By borrowing money, the fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

Alger Small Cap Growth Institutional - Class R and Class I

     The investment seeks long-term capital appreciation. The fund focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, it invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of companies in the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

FOR ADDITIONAL INFORMATION CONCERNING THE ALGER INSTITUTIONAL FUNDS AND ITS PORTFOLIOS, PLEASE SEE THE ALGER INSTITUTIONAL FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

AllianceBernstein International Growth Funds

AllianceBernstein International Growth - Class R

     The Fund's investment objective is long-term capital appreciation. Under normal circumstances, the Fund will invest at least 80%, and normally substantially all, of its net assets in securities issued by enterprises that are under-going or have undergone privatizations and in securities of companies believed by Alliance to be beneficiaries or privatizations. The Fund takes advantage of investment opportunities, historically inaccessible to U.S. individual investors, that result from the privatization of state enterprises in both established and developing economies. Because privatizations are integral to a country's economic restructuring, securities sold in initial public offerings, often are attractively priced to secure the issuer's transition to private sector ownership. In addition, these enterprises often dominate their local markets and have the potential for significant managerial and operational efficiency gains.

FOR ADDITIONAL INFORMATION CONCERNING THE ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUNDS AND ITS PORTFOLIO, PLEASE SEE THE ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


The AllianceBernstein Growth Funds

AllianceBernstein Mid-Cap Growth - Class R

     The Fund's investment objective is long-term growth of capital and income primarily through investments in common stocks. The Fund normally invests substantially all of its assets in high-quality common stocks that Alliance expects to increase in value. Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks of mid-capitalization of companies. For these purposes, "mid-capitalization companies" are those that, at the time of investment, have market capitalizations with the range of market capitalizations of companies constituting the Russell Midcap(R) Growth Index. The Fund typically invests in common stocks with market capitalizations between $1 billion and $15 billion at the time of purchase.

AllianceBernstein Small-Cap Growth - Class R

     The Fund's investment objective is growth of capital by pursuing aggressive investment policies. Current income is incidental to the Fund's objective. The Fund generally invests in a widely diversified portfolio of equity securities spread amount many industries that offer the possibility of above-average earnings growth. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of smaller companies. For those purposes, "smaller companies" are those that, at the time of investment, fall within the lowest 20% of the total U.S. equity market capitalization (excluding, for purposes of this calculation, companies with market capitalizations of less than $10 million). Normally, the Fund invests in about 100-125 companies.

FOR ADDITIONAL INFORMATION CONCERNING THE ALLIANCEBERNSTEIN GROWTH FUNDS AND ITS PORTFOLIOS, PLEASE SEE THE ALLIANCEBERNSTEIN GROWTH FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


The AllianceBernstein Value Funds

AllianceBernstein Focused Growth & Income - Class R

     The Fund's investment objective is long-term growth of capital through the application of a disciplined value-oriented investment process. The Fund invests primarily in the equity securities of U.S. companies that Alliance believes are undervalued. Alliance believes that, over time, a company's stock price will come to reflect its intrinsic economic value. Alliance uses a disciplined investment process to evaluate the companies in Alliance's extensive research universe and to identify the stocks of companies that offer the best combination of value and potential for price appreciation. The Fund may invest in companies of any size and in any industry. At different times, the Fund's investment may be in companies with significantly different market capitalizations and with a greater emphasis on particular industries. The Fund expects under normal circumstances to invest primarily in equity securities of about 75 U.S. companies. The Fund may also invest up to 15% of its total assets in securities of non-U.S. issuers.


AllianceBernstein Global Value - Class R

     The Fund's investment objective is long-term growth of capital. The Fund will invest primarily in a diversified portfolio of equity securities from around the world, including the United States. The Fund's investment policies emphasize investment in companies that are determined by Alliance to be undervalued, using the Bernstein's fundamental value approach. In selecting securities for the Fund's portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.

AllianceBernstein International Value - Class R

     The Fund's investment objective is long-term growth of capital. The Fund will invest primarily in a diversified portfolio of non-U.S. equity securities. The Fund's investment policies emphasize investment in companies that are determined by Alliance to be undervalued, using the Bernstein's fundamental value approach. In selecting securities for the Fund's portfolio, Bernsetin uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.

AllianceBernstein Small/Mid Cap Value - Class R

     The Fund's investment objective is long-term growth of capital. The Fund invests primarily in a diversified portfolio of equity securities of small- to mid-capitalization U.S. companies. For purposes of this policy, "small- to mid-capitalization companies" are those that, at the time of investment, fall within the capitalization range between the smallest company in the Russell 2500TM Value Index and the greater of $5 billion or the market capitalization the largest company in the Russell 2500TM Value Index. Under normal circumstances, the Fund invests at least 80% of its net assets in these types of securities. The Fund's investment policies emphasize investment in companies that are determined by Alliance to be undervalued, using the Bernstein's fundamental value approach. In selecting securities for the Fund's portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.

AllianceBernstein Value - Class R

     The Fund's investment objective is longer-term growth of capital. The Fund invests primarily in a diversified portfolio of equity securities of U.S. companies with relatively large market capitalizations that Alliance believes are undervalued. The Fund's investment policies emphasize investment in companies that are determined by Alliance to be undervalued, using the fundamental value approach of Alliance's Bernstein unit ("Bernstein"). In selecting securities for the Fund's portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power and dividend paying capability are not reflected in the current market price of their securities.


FOR ADDITIONAL INFORMATION CONCERNING THE ALLIANCEBERNSTEIN VALUE FUNDS AND ITS PORTFOLIOS, PLEASE SEE THE ALLIANCEBERNSTEIN VALUE FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.



Allianz Funds

Allianz CCM Capital Appreciation - Class R

     Seeks growth of capital. The Allianz CCM Capital Appreciation Fund invests primarily in a portfolio of fundamentally sound larger-cap companies with fair prices and strong growth potential. The fund employs a "growth-at-a-reasonable-price" philosophy, allowing it to invest in companies that exhibit both growth and value characteristics. The fund maintains a relatively low P/E ratio, allowing the fund to invest in companies with earnings that will be able to support their stock prices, which can be especially important in the face of market uncertainty.


Allianz CCM Mid Cap - Class Admin and Class R

     The investment seeks growth of capital. The fund primarily invests in common Stocks issued by companies with market capitalizations of at least $500 million. Each issue is screened and ranked using multiple computer models, including screens for dividend growth, equity growth, earnings growth, earnings momentum, and earnings surprise.

Allianz NFJ Dividend Value - Class Admin and Class R

     The investment seeks current income; long-term growth of capital is a secondary objective. The fund normally invests at least 80% assets in income producing common stocks of companies with market capitalizations of more than $2 billion at the time of investment. It typically invests in 40 to 50 securities. The fund may also invest in convertible securities and preferred stocks.


Allianz NFJ Small-Cap Value - Class R & Administrative Class

     Seeks long-term growth of capital and income. The Allianz NFJ Small-Cap Value Fund invests primarily in undervalued small-capitalization securities. The managers adhere to a strict value discipline, seeking fundamentally sound, dividend-paying small-cap companies that the managers feel are undervalued. This strategy requires that all holdings pay a dividend, which can offer stability during periods of market fluctuation.

Allianz OCC Renaissance - Class R & Administrative Class

     Seeking to provide long-term growth of capital and income. The Allianz PEA Renaissance Fund seeks to achieve its investment objective by normally investing a majority of its assets in common stocks of companies with below-average valuations whose business fundamentals are expected to improve. Although the Fund typically invests in companies with market capitalizations of $1 billion to $10 billion at the time of investment, it may invest in companies in any capitalization range. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) stocks.


Allianz OCC Value - Class R & Administrative Class

     Seeking to provide long-term growth of capital and income. The Allianz PEA Value Fund seeks to achieve its investment objective by normally investing a majority of its assets in common stocks of companies with market capitalizations of more than $5 billion at the time of investment and below-average valuations whose business fundamentals are expected to improve. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) common stocks.


Allianz RCM Large-Cap Growth - Class R

     Seeks long-term capital appreciation. The Allianz RCM Large-Cap Growth Fund invests at least 80% of its total assets in equity securities of U.S. companies with at least $3 billion in market capitalization. The management team employs a "bottom-up" investment process. The investment process revolves around a company's growth, quality and valuation.




FOR MORE COMPLETE INFORMATION, INCLUDING INFORMATION ON CHARGES AND EXPENSES, CONCERNING THE ALLIANZ DRESDNER ASSET MANAGEMENT OF AMERICA PORTFOLIOS, PLEASE SEE THE ALLIANZ DRESDNER ASSET MANAGEMENT OF AMERICA FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

American Century(R) Capital Portfolios, Inc.

American Century(R) Equity Income - Investor Class and Advisor Class

     Seeking current income and capital growth. The American Century(R) Equity Income Fund invests primarily in stocks with a favorable dividend-paying history that have prospects for dividend payments to continue or increase. Secondarily, the Fund managers look for the possibility that the stock price may increase. The Fund seeks to receive dividend payments that provide a yield that exceeds the yield of the stocks comprising the S&P 500 Index. Under normal market conditions, the managers intend to keep at least 85% of the Fund's assets invested in income-paying securities and at least 80% of its assets in equity securities.



American Century(R) Large Company Value - Advisor Class

     Seeking long-term capital growth. Income is a secondary objective. The fund managers of the American Century(R) Large Company Value Fund look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up.

American Century(R) Real Estate - Advisor Class and Investor Class

     Long-term capital appreciation, with income as a secondary objective. The management team invests in common stocks of real estate investment trusts (REITs), which own income-producing properties such as offices, industrial properties, shopping centers, regional malls, outlet centers, apartments, manufactured homes, lodging/resorts, self storage, and diversified properties. The fund managers focus on individual companies using bottom-up, fundamental analysis including sophisticated earnings models and dividend discount models to identify potential stocks. Sector funds may experience greater short-term price volatility than more diversified equity funds, and are most suitable for the aggressive portion of an investment portfolio.

American Century(R) Small Cap Value - Advisor Class and Investor Class

     Seeking long-term capital growth. Income is a secondary objective. The American Century(R) Small Cap Value Fund invests primarily in stocks of smaller companies that the managers believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up. Under normal market conditions, the managers intend to keep at least 65% of the Fund's assets invested in U.S. equity securities at all times.

FOR ADDITIONAL INFORMATION CONCERNING AMERICAN CENTURY(R) CAPITAL PORTFOLIOS, INC. AND ITS PORTFOLIOS, PLEASE SEE THE AMERICAN CENTURY(R) CAPITAL PORTFOLIOS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


American Century(R) Emerging Markets Fund


American Century Emerging Markets - Advisor Class and Investor Class

     The investment seeks capital growth. The fund normally invests invest at least 80% of its assets in equity securities of companies located in emerging market countries and companies that derive a significant portion of their business from emerging market countries. The fund may invest the balance of assets in bonds, notes, and debt securities of companies, and in domestic and foreign government obligations. It may invest in securities of any maturity and credit quality.

FOR ADDITIONAL INFORMATION CONCERNING AMERICAN CENTURY EMERGING MARKETS AND ITS PORTFOLIO, PLEASE SEE THE AMERICAN CENTURY EMERGING MARKETS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

American Century(R) Ginnie Mae Fund

American Century(R) Ginnie Mae - Advisor Class

     Seeks high monthly income and low volatility. The American Century(R) Ginnie Mae Fund invests 80% of its assets primarily in mortgage-backed securities issued by the Government National Mortgage Association (GNMA or Ginnie Mae). Total return investment strategy focuses on overall performance, compared to income strategies that will buy the highest yielding securities to boost income.

FOR ADDITIONAL INFORMATION CONCERNING AMERICAN CENTURY(R)GINNIE MAE FUND PORTFOLIO, INC. AND ITS PORTFOLIO, PLEASE SEE THE AMERICAN CENTURY(R) GINNIE MAE FUND PORTFOLIO, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.



American Century(R) Mutual Funds, Inc.

American Century(R) Equity Growth - Advisor

     American Century_ Equity Growth Fund seeks capital appreciation. The fund primarily invests in common stocks drawn from a universe of the largest 1500 companies (ranked by market capitalization) traded in the United States. Smaller-capitalization stocks with appropriate growth potential may also be included. The advisor uses a quantitative method to construct a portfolio that may provide a total return greater than that of the S&P 500 Index. The fund may invest in foreign securities.

American Century(R) Growth - Advisor Class

     Seeks long-term capital growth. The American Century(R) Growth Fund invests in large-cap companies that exhibit sustainable accelerating earnings and revenue. The management team adheres to well-defined investment policies: 1) invests at least 75% of assets in large-cap companies, 2) maintains approximately 50-90 holdings, 3) top 10 holdings compose approximately 30% of portfolio assets, 4) non-U.S. holdings will account for less than 20% of assets and 5) a minimum of 90% of the portfolio will be invested in equity securities.


American Century(R) Heritage - Advisor Class

     Seeking long-term capital growth. The fund managers of the American Century(R) Heritage Fund look for stocks of companies they believe will increase in value over time, using a growth investment strategy developed by American Century(R). This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating pace. The managers make their investment decisions based primarily on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for sectors.

American Century(R) Inflation-Adjusted Bond - Advisor

     American Century_ Inflation-Adjusted Bond Fund seeks total return. The fund normally invests 80% of assets in inflation-adjusted securities that are backed by the full faith and credit of the U.S. government. These issues are indexed or otherwise structured by the U.S. Treasury to provide protection against inflation. It may invest up to 20% of assets in securities that are not inflation-adjusted and are issued by U.S. government agencies and government-sponsored organizations. The fund maintains no maturity or duration restrictions.


American Century(R) New Opportunities II - Advisor

     American Century(R) New Opportunities II Fund seeks long term capital growth. The fund normally invests in stocks of smaller-sized companies it believes will increase in value over time. Management looks for companies with earnings and revenues that are growing at a successively faster, or accelerating, pace. It also includes companies whose growth rates, although still negative, are less negative than prior periods.

American Century(R) Select - Investor Class

     Seeking long-term capital growth. The American Century(R) Select Fund invests at least 75% of assets in large-cap companies and maintains approximately 80-120 holdings. Additionally, the management team considers S&P 500 sector weightings when constructing the portfolio. They use a bottom-up stock-picking approach that relies on a proven combination of proprietary technology and fundamental analysis. They invest mainly in U.S. large-cap companies that exhibit sustainable, accelerating earnings; and they attempt to remain fully invested at all times. They utilize a disciplined sell strategy based on deteriorating fundamentals, decelerating growth trends and emergence of more attractive alternate companies.

American Century(R) Ultra(R) - Advisor Class and Investor Class

     Seeking capital appreciation over time by investing in the common stocks of medium-and large-sized companies that exhibit accelerating growth. The American Century(R) Ultra(R) Fund invests primarily in large-sized companies whose operating earnings and revenue are accelerating. The management team builds positions in those companies it considers most likely to sustain earnings acceleration. This Fund may invest an unlimited amount of its assets in the securities of foreign issuers, primarily from developed markets. The Fund may invest in common stocks, convertible securities, preferred stocks, bonds, notes and other debt securities of foreign issuers and debt securities of foreign governments and their agencies.

American Century(R) Vista - Advisor Class and Investor Class

     American Century(R) Vista Fund seeks long-term capital growth. The fund invests primarily in companies that management believes will increase in value over time. This strategy looks for companies with earnings and revenues that are growing at an accelerating pace. It normally invests in companies that are medium-sized and smaller at the time of purchase, although it may purchase companies of any size. The fund typically invests in common stocks. It may also purchase domestic and foreign preferred stocks, non-leveraged stock index futures contracts and options, notes, bonds and debt securities. It will generally limit the purchase of debt securities to investment-grade obligations, except for convertible debt securities, which may be rated below investment grade.

FOR ADDITIONAL INFORMATION CONCERNING AMERICAN CENTURY(R) MUTUAL FUNDS, INC. AND
ITS  PORTFOLIOS,   PLEASE  SEE  THE  AMERICAN   CENTURY(R)  MUTUAL  FUNDS,  INC.
PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

American Century(R) Quantitative Equity Funds, Inc.

American Century(R) Income & Growth - Investor Class

     Seeking long-term capital growth and income is secondary. The American Century(R) Income & Growth Fund invests in a diversified portfolio of domestic stocks in pursuit of its objective. The Fund is designed to provide a total return and dividend yield greater than the S&P 500 Index. Stocks are selected primarily from the 1,500 largest U.S. publicly traded companies, with no single industry accounting for more than 25% of total assets. Individuals cannot invest directly in any index.

American Century(R) Small Company - Advisor Class

     Seeking capital appreciation by investing primarily in common stocks of small companies. The American Century(R) Small Company Fund's investment strategy utilizes quantitative management techniques in a two-step process that draws on computer technology. In the first step, the fund managers rank stocks from most attractive to least attractive. This is determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. In the second step, the managers use a technique called portfolio optimization, which they believe will provide the optimal balance between risk and expected return.

FOR ADDITIONAL INFORMATION CONCERNING AMERICAN CENTURY(R) QUANTITATIVE EQUITY FUNDS, INC. AND ITS PORTFOLIOS, PLEASE SEE THE AMERICAN CENTURYR) QUANTITATIVE EQUITY FUNDS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

American Century(R) Strategic Asset Allocations, Inc.

American Century(R) Strategic Allocation: Aggressive - Advisor Class and Investor Class

     Seeking to provide long-term capital growth with a small amount of income. The American Century(R) Strategic Allocation: Aggressive Fund asset allocation strategy diversifies investments among equity securities, bonds and cash-equivalent instruments. This investment option may invest in any type of U.S. or foreign equity security that meets certain fundamental and technical standards. American Century(R) Strategic Allocation: Aggressive is generally allocated among the major asset classes as follows: 78% stocks, 20% bonds and 2% cash.

American Century(R) Strategic Allocation: Conservative - Advisor Class and Investor Class

Seeking to provide regular income and moderate long-term growth. The American Century(R) Strategic Allocation: Conservative Fund's asset allocation strategy diversifies investments among equity securities, bonds and cash-equivalent instruments. This investment option may invest in any type of U.S. or foreign equity security that meets certain fundamental and technical standards. American Century(R) Strategic Allocation: Conservative is generally allocated among the major asset classes as follows: 45% stocks, 45% bonds and 10% cash.

American Century(R) Strategic Allocation: Moderate - Advisor Class and Investor Class

     Seeking to provide long-term capital growth and some regular income. The American Century(R) Strategic Allocation: Moderate Fund's asset allocation strategy diversifies investments among equity securities, bonds and cash-equivalent instruments. This investment option may invest in any type of U.S. or foreign equity security that meets certain fundamental and technical standards. American Century(R) Strategic Allocation: Moderate is generally allocated among the major asset classes as follows: 63% stocks, 31% bonds and 6% cash.

FOR ADDITIONAL INFORMATION CONCERNING AMERICAN CENTURY(R) STRATEGIC ASSET ALLOCATIONS, INC. AND ITS PORTFOLIOS, PLEASE SEE THE AMERICAN CENTURY(R) STRATEGIC ASSET ALLOCATIONS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

American Century(R) Variable Portfolios, Inc.

American Century(R) VP Capital Appreciation

     Seeking long-term capital growth. The American Century(R) VP Capital Appreciation Fund invests primarily in growth companies that the Fund's investment management believes are growing at an accelerated rate and have a record of at least three years of operation. Risk is spread across a variety of companies and industries. The Fund invests in common stocks (including securities convertible into common stocks and other equity equivalents). The Fund may invest in cash and cash equivalents temporarily or when it is unable to find securities meeting its criteria of selection.

FOR ADDITIONAL INFORMATION CONCERNING AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC. AND ITS PORTFOLIO, PLEASE SEE THE AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

American Century(R) World Mutual Funds, Inc.

     American Century(R) International Growth "Advisor Class and Investor Class Seeking capital growth by investing in equity securities in developed foreign countries. The American Century(R) International Growth Fund invests in common stocks of foreign companies that management considers to have potential for appreciation. The Fund invests primarily in stocks of companies that demonstrate sustainable earnings and growth acceleration of developed markets and attempts to stay fully invested at all times. Other securities the Fund may invest in are bonds, notes and debit securities of companies and obligations of domestic or foreign governments and their agencies.

FOR ADDITIONAL INFORMATION CONCERNING AMERICAN CENTURY(R) WORLD MUTUAL FUNDS, INC. AND ITS PORTFOLIO, PLEASE SEE THE AMERICAN CENTURY(R) WORLD MUTUAL FUNDS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.







                                                        25



American Funds(R)

American Funds(R) AMCAP Fund(R) - Class R3 and Class R4

     The fund's investment objective is to provide you with long-term growth of capital. It invests primarily in stocks of issuers located in the U.S. but may invest in non-U.S. securities to a limited extent. The fund's investment adviser focuses primarily on companies with attributes that are associated with long-term growth, such as strong management, participation in a growing market and a history of above average growth in earnings, revenues, book value, cash flow and/or return on assets.

American Funds(R) American High-Income TrustSM - Class R3 and Class R4

     The fund's primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation. The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba or below by Moody's Investors Service, Inc., or BB or below by Standard & Poor's Corporation or unrated but determined to be of equivalent quality), including those of non-U.S. issuers. The fund may also invest in equity securities that provide an opportunity for capital appreciation.

American Funds(R) Capital World Growth & Income FundSM - Class R3 and Class R4

     The fund's investment objective is to provide you with long-term growth of capital while providing current income. It invests, on a global basis, in common stocks that are denominated in U.S. dollars or other currencies.

American Funds(R) EuroPacific Growth Fund(R) - Class R3 and Class R4

     The fund's investment objective is to provide you with long-term growth of capital. Normally, the fund will invest at least 80% of its assets in securities of issuers located in Europe and the Pacific Basin.


American Funds Fundamentals - Class R3 and Class R4

     The investment seeks growth of capital and income. The fund invests primarily in common stocks or securities convertible into common stocks. It may invest significantly in securities of issuers domiciled outside of the U.S. and not included in the S&P 500 Index. The fund may also hold cash or money market instruments.


American Funds(R) Intermediate Bond Fund of America(R) - Class R3 and Class R4

     The fund's investment objective is to provide you with current income consistent with its stated maturity and quality standards and preservation of capital. It invests primarily in intermediate-term debt securities with quality ratings of A or better (by either Standard & Poor's Corporation or Moody's Investors Service) or unrated but determined to be of equivalent quality, including securities issued and guaranteed by the U.S. government and securities backed by mortgages or other assets. The fund's aggregate portfolio will have an average effective maturity of no longer than five years.



American Funds(R) The Growth Fund of America(R) - Class R3 and Class R4

     The fund's investment objective is to provide you with growth of capital. The fund invests primarily in common stocks.

FOR ADDITIONAL INFORMATION CONCERNING AMERICAN FUNDS(R) AND ITS PORTFOLIOS, PLEASE SEE THE AMERICAN FUNDS(R) PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.



Ariel Mutual Funds, Inc.

Ariel

     Seeking to provide long-term capital appreciation. The Ariel Fund seeks long-term capital appreciation by investing in undervalued smaller capitalization (small-cap) companies in consistent industries that show strong potential for growth. The Fund focuses on companies that share attributes that the Fund's investment adviser believes should result in capital appreciation over time. Those attributes include: quality products or services; experienced, dedicated management; strong balance sheets; and consistent earnings growth. To capture anticipated growth, the Fund generally holds investments for a relatively long period, usually three to five years. The Fund primarily invests in companies with market capitalizations between $500 million and $2.5 billion at the time of purchase.

Ariel Appreciation

     Seeking to provide long-term capital appreciation. The Ariel Appreciation Fund seeks long-term capital appreciation by investing in undervalued medium capitalization (mid-cap) firms with growth potential. The Fund focuses on companies that share attributes that the Fund's investment adviser believes should result in capital appreciation over time. Those attributes include: quality products or services; experienced, dedicated management; strong balance sheets; and consistent earnings growth. To capture anticipated growth, the Fund generally holds investments for a relatively long period, usually three to five years. The Fund primarily invests in companies with market capitalizations from $2.5 billion to $20 billion at the time of purchase.

FOR  ADDITIONAL   INFORMATION  CONCERNING  ARIEL  MUTUAL  FUNDS,  INC.  AND  ITS
PORTFOLIOS, PLEASE SEE THE ARIEL MUTUAL FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Calvert Income Fund

Calvert Income - Class A

     Seeking to maximize income, to the extent consistent with prudent investment management and preservation of capital through investment in bonds and other income producing securities. The Calvert Income Fund invests in selected investment grade bonds. At least 65% of its assets are invested in fixed-income securities that received one of the following ratings: Aaa, Aa, A or Baa from Moody's Investor Services Inc., AAA, AA, A or BBB from Standard & Poor's Corp. or a comparable rating from Calvert Asset Management Company (CAMCO). These are un-rated securities whose value CAMCO considers comparable to one of the investment-grade ratings listed above. The remaining 35% of the assets may be invested in non-investment-grade securities. These securities involve greater risk of default or price declines (due to changes in the issuer' creditworthiness).


FOR ADDITIONAL INFORMATION CONCERNING CALVERT INCOME FUND AND ITS PORTFOLIO, PLEASE SEE THE CALVERT INCOME FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.



Calvert New Vision Small Cap Fund

Calvert New Vision Small Cap - Class A

     Seeking to provide long-term capital appreciation by investing primarily in small cap stocks that meet the fund's investment. At least 80% of the Calvert New Vision Small Cap Fund's assets will be invested in the common stocks of small-cap companies. Returns in the Fund will be mostly from the changes in the price of the Fund's holdings (capital appreciation). The Fund currently defines small-cap companies as those with market capitalization of $2 billion or less at the time the Fund initially invests. The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort.


FOR ADDITIONAL INFORMATION CONCERNING CALVERT NEW VISION SMALL CAP FUND AND ITS PORTFOLIO, PLEASE SEE THE CALVERT NEW VISION SMALL CAP FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.



Calvert Social Investment Fund

Calvert Social Investment Equity - Class A

     Seeking to provide growth of capital through investment in equity securities of issuers within industries perceived to offer opportunities for potential capital appreciation. The Calvert Social Investment Equity Fund invests primarily in the common stocks of large-cap companies having, on average, market capitalization of at least $1 billon. Investment returns will be mostly from changes in the price of the underlying Fund's holdings (capital appreciation). The subadvisor looks for growing companies with a history of steady earnings growth. Companies are selected based on the subadvisor's opinion that the company has the ability to sustain growth through growing profitability and that the stock is favorably priced with respect to those growth expectations. The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort.

FOR ADDITIONAL INFORMATION CONCERNING CALVERT SOCIAL INVESTMENT FUND AND ITS PORTFOLIO, PLEASE SEE THE CALVERT SOCIAL INVESTMENT FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

                                                        27



Calvert Variable Series, Inc.

Calvert Social Mid Cap Growth - Class A

     Seeking to provide growth of capital through investment in equity securities of issuers within industries perceived to offer opportunities for potential capital appreciation. The Calvert Social Investment Equity Fund invests primarily in the common stocks of large-cap companies having, on average, market capitalization of at least $1 billon. Investment returns will be mostly from changes in the price of the underlying Fund's holdings (capital appreciation). The subadvisor looks for growing companies with a history of steady earnings growth. Companies are selected based on the subadvisor's opinion that the company has the ability to sustain growth through growing profitability and that the stock is favorably priced with respect to those growth expectations. The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort.

FOR ADDITIONAL INFORMATION CONCERNING CALVERT SOCIAL INVESTMENT FUND AND ITS PORTFOLIO, PLEASE SEE THE CALVERT SOCIAL INVESTMENT FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Dreyfus Growth and Value Funds, Inc.

Dreyfus Premier Future Leaders - Class T

     The Fund seeks capital growth. To pursue this goal, the Fund normally invests at least 80% of its assets in the stocks of companies the Advisor believes to be future leaders: small companies characterized by new or innovative products, services or processes having the potential to enhance earnings or revenue growth. Based on current market conditions, the Fund primarily invests in companies with market capitalizations of less than $2 billion at the time of purchase. However, since the Fund may continue to hold its securities as their market capitalizations grow, a substantial portion of the Fund's holdings can have market capitalizations in excess of $2 billion at any given time. The Fund's investments may include common stocks, preferred stocks and convertible securities, including those purchased in initial public offerings. In choosing stocks, the Fund uses a blended approach, investing in a combination of growth and value stocks The Fund managers use a sector management approach, supervising a team of sector managers who each make buy and sell recommendations within their respective areas of expertise.

Dreyfus Premier Structured MidCap - Class T

     The fund seeks long-term capital growth. To pursue this goal, the fund normally invests at least 80% of its assets in the stocks of companies included in the S&P 400 Midcap Index or the Russell Midcap Index at the time of purchase. The fund's stock investments may include common stocks, preferred stocks and convertible securities of U.S. and foreign issuers, including those purchased in initial public offerings. The portfolio managers select stocks through a bottom-up, structured approach that seeks to identify undervalued securities using a quantitative screening process. This process is driven by computer models that identify and rank stocks based on: fundamental momentum, relative value, future cash flow, and additional factors, such as trading by company insiders or stock pricing variables and historical information. Next, the portfolio managers select the most attractive of the top ranked securities. The fund will sell a stock which falls below the median ranking, and generally will reinvest the proceeds in a top-ranked security in order to remain fully invested. The fund may, but is not required to, use derivatives, such as futures and options, as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy. The fund also may engage in short-selling, typically for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.


FOR ADDITIONAL INFORMATION CONCERNING DREYFUS GROWTH AND VALUE FUNDS, INC. AND ITS PORTFOLIO, PLEASE SEE THE DREYFUS GROWTH AND VALUE FUNDS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.



Dreyfus Premier Health Care

Dreyfus Premier Health Care - Class R and Class T

     The investment seeks long-term capital appreciation. The fund normally invests at least 80% of its assets in stocks of companies in the health care and health care related sectors. Although the fund normally will invest in common stocks of U.S.-based companies, it may invest up to 35% of assets in foreign securities. The fund is non-diversified.

FOR ADDITIONAL INFORMATION CONCERNING DREYFUS PREMIER HEALTH CARE FUND AND ITS PORTFOLIO, PLEASE SEE THE DREYFUS PREMIER HEALTH CARE FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Dreyfus Premier International Equity

Dreyfus Premier International Equity - Class R and Class T

     The investment seeks long term growth. It usually invests 80% in equity securities of coutries located in the Morgan Stanley Capital International Europe, Australia, and Far East (EAFE). The fund may also invest upto 20% of its net assets in high grade fixed-income securities and also 25% of its assets in emerging countries.

FOR ADDITIONAL INFORMATION CONCERNING DREYFUS PREMIER INTERNATIONAL EQUITY FUND AND ITS PORTFOLIO, PLEASE SEE THE DREYFUS PREMIER INTERNATIONAL FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


Dreyfus Premier New Leaders, Inc.

Dreyfus Premier New Leaders - Class T and Class A

     The Fund seeks to maximize capital appreciation. To pursue this goal, the Fund invests at least 80% of its assets in the stocks of small and midsize companies. Often, these companies are new leaders in their industry, and are characterized by new or innovative products, services or processes with the potential to enhance earnings growth. The Fund's stock investments may include common stocks, preferred stocks and convertible securities, including those purchased in initial public offerings. The Fund also may invest in foreign stocks. The Fund defines small and midsize companies as companies with market capitalizations of $10 billion or less at the time of investment. The Fund is not required to maintain an average or median market capitalization of investments within any particular range. In choosing stocks, the Fund uses a blended approach, investing in growth stocks, value stocks, or stocks that exhibit the characteristics of both.

FOR ADDITIONAL INFORMATION CONCERNING DREYFUS PREMIER NEW LEADERS, INC. AND ITS PORTFOLIO, PLEASE SEE THE DREYFUS PREMIER NEW LEADERS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Dreyfus Premier Worldwide Growth, Inc.

Dreyfus Premier Worldwide Growth - Class T

     The fund seeks long-term capital growth consistent with the preservation of capital; current income is a secondary goal. To pursue these goals, the fund normally invests at least 80% of its assets in the common stock of U.S. and foreign companies. The fund will normally invest at least 25% of its assets in foreign companies. The fund focuses on blue chip multinational companies with total market values of more than $5 billion. The fund employs a buy-and-hold investment strategy, and seeks to keep annual portfolio turnover below 15%. As a result, the fund invests for long-term growth rather than short-term profits.

FOR ADDITIONAL INFORMATION CONCERNING DREYFUS PREMIER WORLDWIDE GROWTH, INC. AND ITS PORTFOLIO, PLEASE SEE THE DREYFUS PREMIER WORLDWIDE GROWTH, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


The Dreyfus/Laurel Funds, Inc.

Dreyfus Premier Small Cap Value - Class T

     The Fund seeks investment returns (consisting of capital appreciation and income) that are consistently superior to the Russell 2000 Value Index. To pursue its goal, the Fund normally invests at least 80% of its assets in stocks of small U.S. companies. The adviser uses a disciplined process that combines computer modeling techniques, fundamental analysis and risk management to select undervalued stocks for the Fund. The portfolio is constructed so that its sector weightings and risk characteristics are similar to those of the Russell 2000 Value.

FOR ADDITIONAL INFORMATION CONCERNING THE DREYFUS/LAUREL FUNDS, INC. AND ITS PORTFOLIO, PLEASE SEE THE DREYFUS/LAUREL FUNDS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

The Dreyfus Premier Third Century, Inc.

Dreyfus Premier Third Century - Class T

     The Fund seeks to provide capital growth, with current income as a secondary goal. The Fund may also invest in foreign securities. To pursue these goals, the Fund invests primarily in the common stocks of companies that, in the opinion of the Fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America. The Fund's investment strategy combines market economics and fundamental research with a proactive social screening process. The portfolio managers begin by assessing current economic conditions and forecasting economic expectations. Each industry sector of the S&P 500 Index is examined to determine the sector's market capitalized weighting and to estimate the performance of the sector relative to the S&P 500 as a whole. The portfolio managers then evaluate each stock considered to be a potential purchase candidate to determine whether the company enhances the quality of life in America by considering its record in the areas of: a) protection and improvement of the environment and the proper use of our natural resources; 2) occupational health and safety; 3) consumer protection and product purity; and 4) equal employment opportunity. Consistent with its consumer protection screen, the Fund will not purchase shares in a company that manufactures tobacco products.

FOR ADDITIONAL  INFORMATION  CONCERNING THE DREYFUS PREMIER THIRD CENTURY,  INC.
AND  ITS  PORTFOLIO,   PLEASE  SEE  THE  DREYFUS  PREMIER  THIRD  CENTURY,  INC.
PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.




Fidelity(R) Advisor Funds

FidelityR) Advisor Diversified International - Class T

     Seeks Capital growth. The Fidelity(R) Advisor Diversified International Fund normally invests primarily in non-U.S. securities, primarily in common stocks. The fund allocates its investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.

Fidelity(R)  Advisor Dividend Growth - Class T

     Seeks capital appreciation. The Fidelity(R) Advisor Dividend Growth Fund normally invests at least 80% of assets in equity securities, primarily in common stocks, investing primarily in companies that pay dividends or that Fidelity(R) Management & Research Company (FMR) believes have the potential to pay dividends in the future. FMR may invest the fund's assets in 'growth' stocks or 'value' stocks or both, and may invest in securities of foreign and domestic issuers.

Fidelity(R)  Advisor Dynamic Capital Appreciation - Class T

     Seeks capital appreciation. The Fidelity(R) Advisor Capital Appreciation Fund normally invests primarily in common stocks of domestic and foreign issuers. The fund may invest in either 'growth' stocks or 'value' stocks or both. In buying and selling securities for the fund, Fidelity(R) Management & Research Company (FMR) relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

Fidelity(R)  Advisor Equity Growth - Class T

     Seeks capital appreciation. Fidelity Management & Research Company (FMR)'s principal investment strategies include: Normally investing at least 80% of assets in equity securities. Normally investing primarily in common stocks. Investing in companies it believes have above-average growth potential (stocks of these companies are often called "growth" stocks). Investing in domestic and foreign issuers. Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Fidelity(R)  Advisor Equity Income - Class T

     Seeks a yield from dividend and interest income that exceeds the composite dividend yield of securities in the S&P 500. The fund will consider the potential for achieving capital appreciation. (Individuals cannot invest directly in any index.) The Fidelity(R) Advisor Equity Income Fund normally invests at least 80% of assets in equity securities, primarily in income-producing equity securities which tends to lead to investments in large cap 'value' stocks, potentially investing in other types of equity securities and debt securities, including lower-quality debt securities. Invests in domestic and foreign issuers.

Fidelity(R) Advisor Fifty Fund - Class A and Class T

     The investment seeks capital appreciation. The fund invests assets in common stock of companies that have great growth potential. It normally invests in 50 to 60 stocks. In addition to investing in securities of domestic issuers, the fund may invest in foreign securities. The fund may also engage in buying and selling of futures contacts. It is nondiversified.


Fidelity(R)  Advisor Freedom 2010 - Class A and Class T

     Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Investing in a combination of Fidelity equity, fixed-income, and money market/short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2010. Allocating assets among these underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 40% in investment-grade fixed-income funds, and 40% in money market/short-term funds (approximately five to ten years after the year 2010).

Fidelity(R) Advisor Freedom 2015 - Class A and Class T

     Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Investing in a combination of Fidelity equity, fixed-income, and money market/short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2015. Allocating assets among these underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 40% in investment-grade fixed-income funds, and 40% in money market/short-term funds (approximately five to ten years after the year 2015).


Fidelity(R)  Advisor Freedom 2020 - Class A and Class T

     Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Investing in a combination of Fidelity equity, fixed-income, and money market/short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2020. Allocating assets among these underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 40% in investment-grade fixed-income funds, and 40% in money market/short-term funds (approximately five to ten years after the year 2020).

Fidelity(R) Advisor Freedom 2025- Class A and Class T

     Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Investing in a combination of Fidelity equity, fixed-income, and money market/short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2025. Allocating assets among these underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 40% in investment-grade fixed-income funds, and 40% in money market/short-term funds (approximately five to ten years after the year 2025).

Fidelity(R)  Advisor Freedom 2030 - Class A and Class T

     Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Investing in a combination of Fidelity equity, fixed-income, and money market/short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2030. Allocating assets among these underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 40% in investment-grade fixed-income funds, and 40% in money market/short-term funds (approximately five to ten years after the year 2030).

Fidelity(R)  Advisor Freedom 2035 - Class A and Class T

     Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Investing in a combination of Fidelity equity, fixed-income, and money market/short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2035. Allocating assets among these underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 40% in investment-grade fixed-income funds, and 40% in money market/short-term funds (approximately five to ten years after the year 2035).

Fidelity(R)  Advisor Freedom 2040 - Class A and Class T

     Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Investing in a combination of Fidelity equity, fixed-income, and money market/short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2040. Allocating assets among these underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 40% in investment-grade fixed-income funds, and 40% in money market/short-term funds (approximately five to ten years after the year 2040).


Fidelity(R)  Advisor Freedom 2045 - Class A and Class T

     Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Investing in a combination of Fidelity equity, fixed-income, and money market/short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2045. Allocating assets among these underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2045).

Fidelity(R)  Advisor Freedom 2050 - Class A and Class T

     Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Investing in a combination of Fidelity equity, fixed-income, and money market/short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2050. Allocating assets among these underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2050).

Fidelity(R)  Advisor Freedom Income - Class A and Class T

     Seeks high total return with a secondary objective of principal preservation. Invests in a combination of Fidelity(R) equity, fixed-income, and money market funds (underlying Fidelity funds) and allocates its assets among these funds according to a stable asset allocation strategy designed for investors already in retirement.

Fidelity(R)  Advisor Growth & Income - Class T

     High total return through a combination of capital appreciation and current income. The Fidelity(R) Advisor Growth & Income Fund normally invests a majority of its assets in common stocks of domestic and foreign issuers, with a focus on those that pay current dividends and show potential for capital appreciation. The fund may also invest in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation. The fund may invest in either 'growth' stocks or 'value' stocks or both.

Fidelity(R)  Advisor Growth Opportunities - Class T

     Seeks to provide capital growth. Normally investing primarily in common stocks of both domestic and foreign issuers. The fund may invest in either 'growth' stocks or 'value' stocks or both.

Fidelity(R)  Advisor International Capital Appreciation - Class T

     Seeks capital appreciation. Normally invests primarily in non-U.S. securities, including securities of issuers located in emerging markets. The fund normally invests primarily in common stocks. The fund allocates its investments across different countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.


Fidelity(R)  Advisor Leveraged Company Stock - Class A and Class T

     The investment seeks capital appreciation. The fund invests 65% of assets in stock. The fund normally invests in common stocks of leveraged companies (companies that issue lower-quality debt and other companies with leveraged capital structures). It typically invests in either "growth" stocks or "value" stocks or both. The fund is nondiversified.

Fidelity(R)  Advisor Mid Cap - Class T

     Long-term growth of capital. The Fidelity(R) Advisor Mid Cap Fund normally invests primarily in common stocks. The fund normally invests at least 80% of assets in securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Mid Cap Index or the Standard & Poor's Mid Cap 400 Index (S&P Mid Cap 400). The fund invests in either "growth" stocks or "value" stocks or both. The fund invests in domestic and foreign issuers.

Fidelity(R)  Advisor New Insights - Class T

     Seeks capital appreciation. Fidelity Management & Research Company (FMR)'s principal investment strategies include: Normally investing primarily in common stocks. Investing in securities of companies whose value it believes is not fully recognized by the public. Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Fidelity(R) Advisor Overseas - Class T

     Seeks long term growth of capital. Normally invests at least 80% of the fund's total assets in non-U.S. securities. The fund normally invests primarily in common stocks. The fund allocates investments across countries and regions with consideration to market size in each country and region relative to the size of the international markets as a whole.

Fidelity(R)  Advisor Small Cap - Class T

     Seeks Long-term growth of capital. The Fidelity(R) Advisor Small Cap normally invests primarily in common stocks. The fund normally invests at least 80% of assets in securities of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Index or the Standard & Poor's Small Cap 600 Index). The fund invests in either "growth" stocks or "value" stocks or both. The fund invests in domestic and foreign issuers.

FOR  ADDITIONAL   INFORMATION  CONCERNING  FIDELITY(R)  ADVISOR  FUNDS  CLASS  T
PORTFOLIOS, PLEASE SEE THE FIDELITY(R) ADVISOR FUNDS CLASS T PROSPECTUS.





                                                        28

Fidelity(R) Variable Insurance Products Fund

Fidelity(R) VIP Asset ManagerSM Portfolio

     Seeking high total return with reduced risk over the long-term. Fidelity(R) Management & Research Company (FMR)'s principal investment strategies include:
Allocating the fund's assets among stocks, bonds, and short-term and money market instruments; maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments; adjusting allocation among asset classes gradually within the following ranges- stock class (30%-70%), bond class (20%-60%), and short-term/money market class (0%-50%); investing in domestic and foreign issuers; analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value to select investments; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.

Fidelity(R) VIP Contrafund(R) Portfolio

     Seeks long-term capital appreciation. Fidelity(R) Management & Research Company (FMR)'s principal investment strategies include: Normally investing primarily in common stocks; investing in securities of companies whose value it believes is not fully recognized by the public; investing in domestic and foreign issuers; investing in either "growth" stocks or "value" stocks or both; using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.

Fidelity(R) VIP Equity-Income Portfolio

     Seeks reasonable income and will also consider the potential for capital appreciation. Seeks a yield that exceeds the composite yield on the securities comprising the Standard & Poor's 500SM Index. (Individuals cannot invest directly in any index.) Fidelity(R) Management & Research Company (FMR)'s principal investment strategies include: Normally investing at least 80% of assets in equity securities; normally investing primarily in income-producing equity securities, which tends to lead to investments in large cap "value" stocks; potentially investing in other types of equity securities and debt securities, including lower-quality debt securities; investing in domestic and foreign issuers; using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.

Fidelity(R) VIP Growth Portfolio

     Seeks to achieve capital appreciation. Fidelity(R) Management & Research Company (FMR)'s principal investment strategies include: Normally investing primarily in common stocks; investing in companies that it believes have above-average growth potential (stocks of these companies are often called "growth" stocks); investing in domestic and foreign issuers; using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.

Fidelity(R) VIP High Income Portfolio

     Seeks a high level of current income, while also considering growth of capital. Fidelity(R) Management & Research Company (FMR)'s principal investment strategies include: Normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities; potentially investing in non-income producing securities, including defaulted securities and common stocks; investing in companies in troubled or uncertain financial condition; investing in domestic and foreign issuers; using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.

Fidelity(R) VIP Overseas Portfolio

     Seeks long-term growth of capital. Fidelity(R) Management and Research Company (FMR)'s principal investment strategies include: Normally investing at least 80% of assets in non-U.S. securities; normally investing primarily in common stocks; allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole; using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.

FOR ADDITIONAL INFORMATION CONCERNING FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND ("VIP") AND ITS PORTFOLIOS, PLEASE SEE THE VIP PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.





Fifth Third Funds

Fifth Third Mid Cap Growth - Class Advisor

     Fifth Third Mid Cap Growth Fund seeks capital growth; income is secondary. The fund normally invests at least 80% of assets in common stocks of companies with market capitalizations between $500 million and $10 billion. Management selects investments on the basis of traditional research techniques, including earnings assessments, dividend growth, and volatility of the industry. To achieve its secondary objective of income, the fund may invest up to 20% of assets in common stocks of large capitalization companies, which may pay dividends, small cap companies, as well as convertible securities which pay interest.

Fifth Third Multi Cap Value - Class Advisor

     Fifth Third Multi Cap Value Fund seeks total return. The fund normally invests at least 80% of assets in equity securities of multi-cap companies that management believes to be undervalued. Equity securities of multi-cap companies consist of common stock and securities convertible into common stock of companies with market capitalizations of any size. In selecting securities, management will give primary consideration to fundamental factors such as securities having relatively low ratios of share price-to-book value, net asset value, earnings and cash flow.


Fifth Third Quality Growth - Class Advisor

     Fifth Third Quality Growth Fund seeks capital growth; income is secondary. The fund normally invests at least 65% of assets in high quality growth companies. The stocks are selected on the basis of historical and projected dividend and earnings growth, debt-to-capital ratios, and quality of management. Most of the companies in which the fund invests are U.S. companies with a market capitalization greater than $3 billion. It may invest up to 35% of assets in convertible securities and other investments to achieve its secondary objective of providing income.


Fifth Third Strategic Income - Class Advisor

     Fifth Third Strategic Income Fund seeks a high level of income consistent with reasonable risk. Achieving capital appreciation is a secondary objective. The fund intends to invest in a wide variety of debt and equity securities, altering composition as economic and market trends change. It normally invests at least 80% of assets in income-producing securities.

Fifth Third Technology - Class Advisor


     Fifth Third Technology Fund seeks long-term capital appreciation. The fund invests at least 80% of assets in equity securities of the U.S. and to a lesser extent, foreign technology companies. It invests in companies that are engaged in developing products, processes or services that provide technological advances. The fund generally takes a growth approach to selecting stocks, looking for established companies that appear poised to grow because of new products, technology or management, as well as new companies that are in the developmental stage. It may also invest up to 20% of assets in other securities, such as corporate and government securities.

FIRST AMERICAN INVESTMENT FUNDS, INC.

First American Funds Mid Cap Value - Class A and Class R


     The investment seeks capital appreciation. The fund normally invests at least 80% of assets in common stocks of mid-capitalization companies. These are defined as companies that constitute the Russell MidCap Index and with market capitalizations between $32 million and $20.5 billion. Management invests in securities it believes are undervalued relative to other securities in the same industry or market, exhibit good or improving fundamentals and exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

First American Funds Mid Cap Growth Opportunities - Class A and Class R


     The investment seeks capital appreciation. Under normal market conditions, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. The fund may invest up to 25% of assets in foreign securities.

First American Funds Small Cap Select - Class A and Class R


     The investment seeks capital appreciation. Under normal market conditions, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. Up to 25% of the funds total assets may be invested in securities of foreign issuers.


First American Funds Small Cap Value - Class A and Class R


     The investment seeks capital appreciation. Under normal market conditions, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. Up to 25% of the funds total assets may be invested in foreign securities.

First American Funds Strategy Growth Allocation - Class A and Class R

     The investment seeks capital growth with a moderate level of current income. The fund invests primarily in mutual funds, rather than directly in securities. It aims to invest 55% to 85% of assets in underlying equity funds, including small-company and international equities. The fund may invest 15% to 45% in the underlying fixed-income fund, and up to 30% in the prime obligations fund. It may engage in futures and options transactions. The fund is non-diversified.

FOR ADDITIONAL INFORMATION CONCERNING THE FIRST AMERICAN INVESTMENT FUNDS, INC. AND ITS PORTFOLIOS, PLEASE SEE THE FIRST AMERICAN INVESTMENT FUNDS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


Franklin Capital Growth Fund

Franklin Capital Growth - Class R

     Seeks capital appreciation with a secondary goal of current income. Franklin Capital Growth Fund invests primarily in stocks of leading businesses with strong growth prospects. The fund looks for current and future market leaders, within small, medium- and large-sized companies that meet its investment criteria. Specifically, the fund targets established and emerging industry leaders, investing in stocks of companies it believes will grow at an accelerated pace-companies with solid profit models, visionary management and high barriers to entry such as proprietary, intellectual property and patents. The fund can also invest in some foreign company stocks.

Franklin Flex Cap Growth Fund

Franklin Flex Cap Growth - Class R

     Seeks capital appreciation. Under normal market conditions, the Franklin Flex Cap Growth Fund invests a majority of the net assets in equity securities of California companies. The Fund has the flexibility to invest in companies located in other states and outside the United States. The managers consider California companies as those that are headquartered or conducting a substantial portion of their operations in, or generating a substantial portion of their revenue from business within, the state of California. The Fund may invest in initial public offerings of securities, and may also invest a small portion of its assets in private or illiquid securities, such as late stage venture capital financings. A significant portion of the Fund's investments is in smaller and midsize companies.

Franklin Small-Mid Cap Growth

Franklin Small-Mid Cap Growth - Class R

     Franklin Small-Mid Cap Growth Fund seeks long-term capital growth. The fund normally invests at least 80% of assets in equity securities of companies that have market capitalizations not exceeding $8.5 billion. It may invest the balance of assets in equity securities of larger companies. The fund may also invest in IPO's, and can invest a very small portion of assets in private or illiquid securities.

Franklin Strategic Series Fund

Franklin Strategic Income - Class R

     Seeks to provide a high level of current income, while maintaining a secondary focus on long-term capital appreciation. Franklin Strategic Income Fund follows a fundamental, value-oriented investment philosophy that seeks to provide investors with broad market exposure to domestic and international fixed income markets. The managers strategically allocate investments across many different sectors of the fixed income universe, including foreign and U.S. government bonds, high-yield and investment-grade corporate bonds, convertible securities and mortgage-backed securities.

FOR ADDITIONAL INFORMATION CONCERNING FRANKLIN ADVISERS, INC. PORTFOLIOS, PLEASE SEE THE FRANKLIN ADVISERS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.



Franklin Value Investors Trust

Franklin Small Cap Value - Class A and Class R


     The investment seeks total return. The fund invests at least 80% of assets in small capitalization companies with market capitalizations under $2.5 billion at the time of purchase. Management invests in securities believed to be undervalued, including common and preferred stocks, warrants, bonds, and notes. To select investments, management considers fundamental characteristics such as earnings growth, low P/E ratios relative to the market, low price relative to book value or cash flow, tax loss carry-forwards, and intangibles not reflected in the current stock prices. The fund is non-diversified.

FOR ADDITIONAL INFORMATION CONCERNING FRANKLIN VALUE INVESTORS TRUST AND ITS PORTFOLIO, PLEASE SEE THE FRANKLIN VALUE INVESTORS TRUST PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


                                                        29


GOLDMAN SACHS DOMESTIC EQUITY FUNDS

Goldman Sachs Mid Cap Value - Institutional Class and Service Class

     The investment seeks long-term capital appreciation. The fund normally invests at least 80% of assets in equity securities, typically with market capitalizations within the range of the market capitalization of companies in the Russell Midcap Value Index. It may invest up to 25% of assets in foreign securities, including securities of issuers in emerging countries. The fund may also invest up to 20% of assets in companies with market capitalizations outside the range of companies in the Russell Midcap Value Index and in fixed-income securities, such as government, corporate and bank debt obligations.

Goldman Sachs Small Cap Value - Institutional Class and Service Class

     The investment seeks long-term growth of capital. The fund normally invests at least 80% of assets in equity securities in small-cap issuers with market capitalizations within the range of the market capitalization of companies in the Russell 2000 Value Index. It may invest up to 25% of assets in foreign securities, including securities of issuers in emerging countries. The fund may also invest up to 20% of assets in companies with market capitalizations outside the range of companies in the Russell 2000 Value Index and in fixed-income securities, such as government, corporate and bank debt obligations.

Goldman Sachs Strategic Growth - Institutional Class and Service Class

     The investment seeks long-term capital appreciation; current income is a secondary consideration. The fund normally invests at least 80% of assets in underlying equity funds. It primarily invests in the CORE Large Cap Growth, CORE Large Cap Value and CORE International Equity Funds.

FOR ADDITIONAL INFORMATION CONCERNING GOLDMAN SACHS DOMESTIC EQUITY FUNDS AND ITS PORTFOLIOS, PLEASE SEE THE GOLDMAN SACHS DOMESTIC EQUITY FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

GOLDMAN SACHS SPECIALTY FUNDS

Goldman Sachs Tollkeeper - Class I and Class S

     The investment seeks long-term growth of capital. The fund normally invests at least 80% of assets in equity securities. It primarily invests in U.S. equity investments with a focus on the media, telecommunications, technology and Internet sectors. The fund may also invest up to 25% of assets in foreign securities, including securities of issuers in emerging markets and securities quoted in foreign currencies.


FOR ADDITIONAL INFORMATION CONCERNING GOLDMAN SACHS SPECIALTY FUNDS AND ITS PORTFOLIOS, PLEASE SEE THE GOLDMAN SACHS SPECIALTY FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.



Janus Advsier Series

Janus Adviser Forty Fund - Class R

     The Fund seeks long-term growth of capital. The fund pursues its objective by investing primarily in a core group of 20-40 common stocks selected for their growth potential. The Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.


Janus Adviser Growth and Income Fund - Class R

     The Fund seeks long-term capital growth and current income. The Fund pursues its objective by normally emphasizing investments and common stocks. It will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential. Equity securities make up part of all of this income component if they currently pay dividends of the portfolio manger believes they have potential for increasing or commencing dividend payments. Because of this investment strategy, the Fund is not designed for investors who need consistent income.


Janus Adviser INTECH Risk-Managed Large Cap Growth Fund - Class S

     Long-term growth of capital. The Fund primarily invests in large-sized companies selected for their growth potential, seeking to control risks by applying a mathematical management process and selecting stocks only from a predefined universe of the Fund's benchmark, Russell 1000(R) Growth Index. The mathematical-based management technique does not attempt to predict the direction of the market, nor does it have a particular view of any particular company in the Fund. Rather, investment decisions are governed by a mathematical investment process that aims to deliver long-term returns better than its benchmark while controlling the risk relative to the benchmark.



Janus Adviser Mid Cap Value - Class R

     The investment seeks capital appreciation. The fund normally invests at least 80% of assets in equity securities of mid-sized companies whose market capitalization is within the 12-month average of the capitalization range of the Russell Midcap index. It may invest in companies that have experienced significant business problems, but are believed to have favorable prospects for recovery. The fund may also invest up to 20% of assets in high-yield bonds, up to 15% of assets in illiquid investments and without limit in foreign equity and debt securities.


Janus Adviser Small Company Value Fund - Class S

     Seeks capital appreciation. The Janus Adviser Small Company Value Fund invests, under normal circumstances, at least 80% of its assets in equity securities of small companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000(R) Index. This average is updated monthly. The Fund primarily invests in the common stocks of small companies whose stock prices are believed to be undervalued by the Fund's subadviser. For the Fund's 80% policy, net assets will take into account borrowings for investment purposes.


FOR ADDITIONAL INFORMATION CONCERNING JANUS PORTFOLIOS, PLEASE SEE THE JANUS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.



Janus Aspen Series

Janus Aspen Series Flexible Bond Portfolio - Institutional Class

     Seeking maximum total return consistent with preservation of capital. The Janus Aspen Series Flexible Bond Portfolio invests under normal circumstances, at least 80% of its net assets in bonds, including, but not limited to, government bonds, corporate bonds, convertible bonds, mortgage-backed securities and zero-coupon bonds. The Fund will continue to invest at least 65% of its assets in investment grade debt securities and will maintain an average-weighted effective maturity of five to ten years. The Portfolio will to limit its investments in high-yield/high-risk bonds to 35% of its net assets. As a fundamental policy, the Portfolio will invest at least 80% of its total assets in income-producing securities, but will also follow the more restrictive non-fundamental policy of investing at least 80% of its net assets in bonds. For the Portfolio's 80% policy, net assets will take into account borrowings for investment purposes.

Janus Aspen Mid Cap Value - Service Class

     The investment seeks long-term growth of capital. The fund normally invests at least 80% of assets in equity securities of mid-sized companies whose market capitalization is within the 12-month average of the capitalization range of the Russell Midcap Growth Index. It may invest up to 20% of assets in high-yield bonds, up to 15% of assets in illiquid investments and without limit in foreign equity and debt securities. The fund is nondiversified.



Janus Aspen Series Worldwide Growth Portfolio - Institutional Class

     Seeking long-term capital growth in a manner consistent with preservation of capital. The Janus Aspen Series Worldwide Growth Portfolio invests primarily in common stocks companies of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may, under unusual circumstances, invest in fewer than five countries or even a single country. The Portfolio may have significant exposure to emerging markets. The Portfolio will not invest more than 35% of its assets in high-yield/high-risk securities.


FOR ADDITIONAL INFORMATION CONCERNING JANUS ASPEN SERIES AND ITS PORTFOLIOS, PLEASE SEE THE JANUS ASPEN SERIES PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

LifePoints(R) Funds

Russell 2010 Strategy Fund - Class R3 and Class R2

     Seeks to provide capital growth and income consistent with its current asset allocation. The Fund pursues this objective by investing in a diversified portfolio initially consisting of approximately 45% stock funds and 55% fixed income funds, with an increasing allocation to fixed income funds over time. The Fund's allocation to fixed income funds will be fixed at 80% approximately 20 years after the year 2010.

Russell 2020 Strategy Fund - Class R3 and Class R2

     Seeks to provide capital growth and income consistent with its current asset allocation. The Fund pursues this objective by investing in a diversified portfolio initially consisting of approximately 55% stock funds and 45% fixed income funds, with an increasing allocation to fixed income funds over time. The Fund's allocation to fixed income funds will be fixed at 80% approximately 20 years after the year 2020.

Russell 2030 Strategy Fund - Class R3 and Class R2

     Seeks to provide capital growth and income consistent with its current asset allocation. The Fund pursues this objective by investing in a diversified portfolio initially consisting of approximately 64% stock funds and 36% fixed income funds, with an increasing allocation to fixed income funds over time. The Fund's allocation to fixed income funds will be fixed at 80% approximately 20 years after the year 2030.

Russell 2040 Strategy Fund - Class R3 and Class R2

     Seeks to provide capital growth and income consistent with its current asset allocation. The Fund pursues this objective by investing in a diversified portfolio initially consisting of approximately 72% stock funds and 38% fixed income funds, with an increasing allocation to fixed income funds over time. The Fund's allocation to fixed income funds will be fixed at 80% approximately 20 years after the year 2040.


Russell LifePoints(R) Growth Strategy - Class R3, R2 and Class E

     Seeks longterm capital appreciation. The fund is a fund of funds that invests in other Russell funds. It pursues its investment objectives by investing in these underlying Russell funds: Diversified Equity Fund, Special Growth Fund, Quantitative Equity Fund, International Securities Fund, Real Estate Securities Fund, and the Emerging Markets Fund.


Russell Lifepoints(R) Balanced - Class R3, R2 and Class E

     Seeks moderate levels of current income and long-term capital appreciation. The fund is a fund of funds that invests in other Russell funds. It pursues its investment objectives by investing in these underlying Russell funds:
Diversified Equity Fund, Special Growth Fund, Quantitative Equity Fund, International Securities Fund, Diversified Bond Fund, MultiStrategy Bond Fund, Real Estate Securities Fund, and the Emerging Markets Fund.


Russell Lifepoints(R) Conservative - Class R3, R2 and Class E

     Seeks high levels of current income and, secondarily, capital appreciation. The fund is a fund of funds that invests in other Russell funds. It pursues its investment objectives by investing in these underlying Russell funds:
Diversified Equity Fund, Quantitative Equity Fund, International Securities Fund, Real Estate Securities Fund, Short-term Bond Fund and Emerging Markets Fund.

Russell Lifepoints(R) Equity Growth Strategy - Class R3, R2 and Class E

     Seeks long-term capital appreciation. The fund is a fund of funds that invests in other Russell funds. It pursues its investment objectives by investing in these underlying funds: Russell Diversified Equity fund, Special Growth fund, Quantitative Equity fund, International Securities fund, Real Estate Securities fund, and the Emerging Markets Fund.


Russell Lifepoints(R) Moderate - Class R3, R2 and Class E

     Seeks longterm capital appreciation and high levels of current income. The fund is a fund of funds that invests in other Russell funds. It pursues its investment objectives by investing in these underlying Russell funds:
Diversified Equity Fund, Quantitative Equity Fund, International Securities Fund, Short-term Bond Fund, Real Estate Securities Fund, and Emerging Markets Fund.

FOR ADDITIONAL INFORMATION CONCERNING LIFEPOINT(R) FUNDS, PLEASE SEE THE LIFEPOINT(R) FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


Lord Abbett Blend Trust

Lord Abbett Small-Cap Blend - Class P

     The Fund's investment objective is to seek long-term growth of capital by investing primarily in stocks of small companies. The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small companies. A small company is defined as a company having a market capitalization at the time purchase that falls within the market capitalization range of companies in the Russell 2000 Index, a widely used benchmark for a small-cap stock performance.

FOR ADDITIONAL INFORMATION CONCERNING LORD ABBETT BLEND TRUST AND ITS PORTFOLIO, PLEASE SEE THE LORD ABBETT SMALL CAP BLEND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Lord Abbett Developing Growth, Inc.

Lord Abbett Developing Growth - Class P

     The Fund's investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter. To pursue its goal, the Fund primarily invests in the common stocks of companies with above-average, long-term growth potential. The Fund uses a bottom-up stock selection process, which means that it focuses on the investment fundamentals of companies, rather than reacting to stock market events. The Fund is broadly diversified over many industries and economic sectors. Normally, the Fund invests at least 65% of its net assets in equity securities of small companies. Equity securities may include common stocks, preferred stocks, convertible securities, warrants, and similar instruments.


FOR ADDITIONAL INFORMATION CONCERNING LORD ABBETT DEVELOPING GROWTH, INC. AND ITS PORTFOLIO, PLEASE SEE THE LORD ABBETT DEVELOPING GROWTH, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Lord Abbett Mid-Cap Value, Inc.

Lord Abbett Mid-Cap Value - Class P

     The Fund seeks capital appreciation through investments, primarily in equity securities, which the Advisor believes to be undervalued in the marketplace. To pursue this goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of mid-sized companies, those with a market capitalization of roughly $500 million to $10 billion, at the time of purchase. Equity securities in which the Fund may invest include common stocks, convertible bonds, convertible preferred stocks, warrants and similar instruments. In selecting investments, the Fund, using a value approach, tries to identify stocks of companies that have the potential for significant market appreciation, due to growing recognition of improvement in their financial results, or increasing anticipation of such improvement.


FOR ADDITIONAL INFORMATION CONCERNING LORD ABBETT MID-CAP VALUE AND ITS PORTFOLIO, PLEASE SEE THE LORD ABBETT MID-CAP VALUE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Lord Abbett Research Fund, Inc.

Lord Abbett Growth Opportunities - Class P

     The Fund's investment objective is capital appreciation. To pursue this goal, the Fund normally invests at least 65% of its net assets in equity securities of mid-sized companies. A mid-sized company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell Midcap Index, a widely used benchmark for madcap stock performance. Equity securities may include common stocks, preferred stocks, convertible securities, warrants and similar instruments. In selecting investments, the Fund follows a growth style of investing, which means that the Advisor favors companies that show the potential for strong revenue and earnings growth.


Lord Abbett Small-Cap Value - Class P

     The Fund's investment objective is long-term capital appreciation. To pursue this goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies with market capitalizations of less than $2 billion at the time of purchase. Equity securities in which the Fund may invest include common stocks, convertible bonds, convertible preferred stocks, warrants and similar instruments. In selecting investments, the Fund attempts to invest in the securities of smaller, less well known companies selling at reasonable prices in relation to our assessment of their potential value.

FOR ADDITIONAL INFORMATION CONCERNING LORD ABBETT RESEARCH FUND, INC. AND ITS PORTFOLIOS, PLEASE SEE THE LORD ABBETT RESEARCH FUND, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


MFS(R) International New Discovery Fund

MFS(R) International New Discovery  - Class A

     Seeking to provide capital appreciation. The MFS(R) International New Discovery Fund invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts of foreign (including emerging market) issuers. The Fund may invest in companies of any size, including equity securities issued by foreign companies with relatively small market capitalizations that the Fund's investment adviser, Massachusetts Financial Services Company (MFS(R) or the adviser), believes are early in their life cycle but have the potential to become major enterprises. Under normal market conditions, the Fund invests in at least three different countries.

FOR ADDITIONAL INFORMATION CONCERNING MFS(R) INTERNATIONAL NEW DISCOVERY FUND AND ITS PORTFOLIO, PLEASE SEE THE MFS(R) INTERNATIONAL NEW DISCOVERY FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

MFS(R) Mid Cap Growth Fund

MFS(R) Mid Cap Growth - Class A

     Seeking to provide long-term growth of capital. The MFS(R) Mid Cap Growth Fund invests, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities of companies with medium market capitalization which the Fund's investment adviser, Massachusetts Financial Services Company (referred to as MFS(R) or the adviser), believes have above-average growth potential. Medium market capitalization companies are defined by the Fund as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the Russell MidcapTM Growth Index range at the time of the Fund's investment.


FOR ADDITIONAL INFORMATION CONCERNING MFS(R) MID CAP GROWTH FUND AND ITS PORTFOLIO, PLEASE SEE THE MFS(R) MID CAP GROWTH FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

MFS(R) Strategic Value Fund

MFS(R) Strategic Value - Class A

     Seeking to provide capital appreciation. The MFS(R) Strategic Value Fund invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts of companies which the Fund's investment adviser, Massachusetts Financial Services Company (referred to as MFS(R) or the adviser), believes are undervalued in the market relative to their long term potential. This Fund may invest in foreign securities through which it may have exposure to foreign currencies. This Fund has engaged and may engage in active and frequent trading to achieve its principal investment strategies.


FOR ADDITIONAL INFORMATION CONCERNING MFS(R) STRATEGIC VALUE FUND AND ITS PORTFOLIO, PLEASE SEE THE MFS(R) STRATEGIC VALUE FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

MFS(R) Value Fund

MFS(R) Value - Class A

     Seeking to provide capital appreciation and reasonable income. The MFS(R) Value Fund invests, under normal market conditions, at least 65% of its net assets in income producing equity securities of companies which Massachusetts Financial Services Company (referred to as MFS(R) or the adviser) believes are undervalued in the market relative to their long term potential. Equity securities include common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. While the Fund may invest in companies of any size, the Fund generally focuses on undervalued companies with large market capitalizations. The Fund may invest in foreign securities through which it may have exposure to foreign currencies.


FOR ADDITIONAL INFORMATION CONCERNING MFS(R) VALUE FUND AND ITS PORTFOLIO, PLEASE SEE THE MFS(R) VALUE FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


Neuberger Berman LLC

Neuberger Berman Fasciano - Advisor Class

     Seeks long-term capital growth. Neuberger Berman Fasciano Fund seeks to invest in small, undervalued but growing companies, patiently holding them long term until they blossom. To find these stocks, the fund's manager looks for small companies that exhibit solid growth potential and present good value. The manager seeks to invest in companies with strong fundamentals, especially those that generate sufficient cash flow to self-fund their growth. The focus is on companies with easily understood products or services and proven business models. Since small companies tend to have higher volatility and lower liquidity than larger companies, Michael Fasciano seeks to offset these risks through diversification and careful portfolio construction.

Neuberger Berman Focus - Advisor Class

     Seeks long-term capital growth. The Neuberger Berman Focus Fund seeks long-term growth of capital. The manager looks for undervalued companies. To pursue this goal, the fund invests principally in common stocks selected from 13 multi-industry sectors of the economy. Factors in identifying these firms may include above-average returns, an established market niche, and sound future business prospects. This approach is designed to let the fund benefit from potential increases in stock prices while limiting the risks typically associated with investing in a small number of sectors.

Neuberger Berman Millennium - Advisor Class

     The Fund seeks growth of capital. To pursue this goal, the Fund invests mainly in common stocks of small capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a stock after the issuer has grown beyond $1.5 billion. The Fund seeks to reduce risk by diversifying among many companies and industries. The managers take a growth approach to selecting stocks, looking for new companies that are in the developmental stage as well as older companies that appear poised to grow because of new products, markets or management.


Neuberger Berman Partners - Advisor Class

     The Fund seeks growth of capital. To pursue this goal, the Fund invests mainly in common stocks of mid- to large capitalization companies. The Fund seeks to reduce risk by diversifying among many companies and industries. The manager looks for well-managed companies whose stock prices are undervalued.


FOR  ADDITIONAL   INFORMATION   CONCERNING   NEUBERGER  BERMAN  MANAGEMENT  INC.
PORTFOLIOS, PLEASE SEE THE NEUBERGER BERMAN MANAGEMENT INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Old Mutual Advisor Funds II

Old Mutual Emerging Growth Fund - Class Z

     Seeking long-term growth of capital. Under normal market conditions, the PBHG Emerging Growth Fund invests at least 80% of its assets in securities of small sized companies with market capitalizations generally similar to companies in the Russell 2000(R) Growth Index at purchase and expects to focus on those growth securities whose market capitalizations or annual revenues are $500 million or less at the time of purchase. The securities in the Fund are primarily common stocks that Pilgrim Baxter believes have a strong historical earnings growth and expected earnings higher than the U.S. market as a whole.

Old Mutual Growth - Class Z

     The investment seeks capital appreciation. The fund normally invests at least 65% of assets in equities of small and medium sized companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell Midcap Growth index. The fund primarily invests in companies that the advisor believes have outlooks for significant earnings growth and capital appreciation. It may invest, without limitation, in high-grade, U.S. dollar denominated debt securities and cash equivalents for temporary defensive purposes.

Old Mutual Large Cap Fund -  Class Z

     Seeking long-term growth of capital and income. Current income is a secondary objective. Under normal conditions, the PBHG Large Cap Fund invests at least 80% of its assets in equity securities, such as common stocks, issued by companies with market capitalizations similar to the companies in the S&P 500 Index at the time of purchase and expects to focus on equity securities whose market capitalizations are over $10 billion at the time of purchase. The securities in the Fund are primarily common stocks that Pilgrim Baxter believes have sustainable long-term growth prospects but are trading at modest relative valuations given certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power.


FOR MORE COMPLETE INFORMATION, INCLUDING INFORMATION ON CHARGES AND EXPENSES, CONCERNING THE OLD MUTUAL ADVISOR FUNDS II FUNDS, PLEASE CALL 1-800-433-0051 OR WRITE THE OLD MUTUAL ADVISOR FUNDS II FUNDS, FOR A PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Old Mutual Insurance Series Funds

Old Mutual Columbus Circle Technology & Communications Portfolio

     Seeking long-term growth of capital. Current income is incidental to the portfolio's goal. Under normal market conditions, the Liberty Ridge Technology & Communications Portfolio, a non-diversified fund, will invest at least 80% of its assets in common stocks of companies doing business in the technology and communications sector of the market. In addition, the Portfolio is concentrated which means it will invest 25% or more of its total assets in the group of industries within the sector. The Portfolio invests in companies that may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge developments. The Portfolio's holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing, using or marketing scientific advances. Sector funds may experience greater short-term price volatility than more diversified equity funds and are most suitable for the aggressive portion of an investment portfolio.



Old Mutual Growth II Portfolio

     Seeking capital appreciation. Under normal market conditions, the Liberty Ridge Growth II Portfolio invests at least 65% of its total assets in growth securities, such as common stocks, of small and medium sized companies with market capitalizations similar to the market capitalizations of companies in the Russell Midcap(R) Growth Index at the time of purchase and expects to focus on those growth securities whose market capitalization or annual revenues are between $500 million and $10 billion at the time of purchase. The securities in the Portfolio are primarily common stocks that Liberty Ridge Capital, Inc. believes have strong business momentum, earnings growth and capital appreciation potential.


FOR MORE COMPLETE INFORMATION, INCLUDING INFORMATION ON CHARGES AND EXPENSES, CONCERNING THE OLD MUTUAL INSURANCE SERIES FUND, PLEASE CALL 1-800-433-0051 OR WRITE THE OLD MUTUAL INSURANCE SERIES FUND FOR A PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

OneAmerica Funds, Inc.

OneAmerica Asset Director  - Advisor Class and Class O

     Seeking long-term capital appreciation and some income to help cushion the volatility of equity investments. The OneAmerica Asset Director Portfolio invests in assets allocated among publicly traded common stock, debt securities (including convertible debentures) and money market securities utilizing a fully managed investment policy. The composition of the Portfolio will vary from time-to-time, based upon the advisor's evaluation of economic and market trends and the anticipated relative total return available from a particular type of security. Accordingly, at any given time, up to 100% of the Portfolio may be invested in any one sector such as common stocks, debt securities or money market instruments.

OneAmerica Investment Grade Bond - Advisor Class and Class O

     Seeking a high level of income with prudent investment risk and capital appreciation consistent with the primary objective. The OneAmerica Investment Grade Bond Portfolio invests primarily in investment grade fixed income securities. The Portfolio may invest no more than 10% of its assets in securities rated less than BBB or Baa (investment grade). It is intended that the Portfolio securities generally will be of sufficient credit quality to provide a high level of protection against loss of principal or interest. The Portfolio may also invest in money market instruments, repurchase agreements, reverse repurchase agreements, dollar-denominated foreign securities and other debt securities that are consistent with the maturity and credit quality criteria.

OneAmerica Money Market - Advisor Class and Class O

     Seeking to provide a level of current income while preserving assets and maintaining liquidity and investment quality. The OneAmerica Money Market Portfolio invests in short-term money market instruments of the highest quality that the advisor has determined present minimal credit risk. The Portfolio invests only in money market instruments denominated in U.S. dollars that mature in 13 months or less from the date of purchase. These instruments may include U.S. Government securities, commercial paper, repurchase agreements, reverse repurchase agreements, certificates of deposit and money market funds.



OneAmerica Socially Responsive Portfolio - Advisor Class and Class O

     The OneAmerica Socially Responsive Portfolio invests primarily in equity securities that are selected based on fundamental investment research and long-term growth prospects, attractive relative valuations and sensitivity to socially responsible principles. The Portfolio may invest in companies of any size and may change composition between small, medium and large companies depending on the outlook for the economic environment and the markets.


OneAmerica Value - Advisor Class and Class O

     Seeking long-term capital appreciation. The OneAmerica Value Portfolio invests primarily in equity securities selected on the basis of fundamental investment research for their long-term growth prospects. The Portfolio uses a value-driven approach in selecting securities, concentrating on companies which appear undervalued compared to the market and to their own historic valuation levels. Typically, at least 65% of the Portfolio's assets will be invested in common stocks listed on a national securities exchange or actively traded over-the-counter on the NASDAQ National Market System.

FOR ADDITIONAL INFORMATION CONCERNING ONEAMERICA FUNDS, INC. AND ITS PORTFOLIOS, PLEASE SEE THE ONEAMERICA FUNDS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

OppenheimerFunds(R)

Oppenheimer Developing Markets - Class N

     The Fund aggressively seeks capital appreciation. The Fund invests mainly in common stocks of issuers in emerging and developing markets throughout the world. Under normal market conditions, the Fund will invest at least 80% of its net assets plus borrowings for investment purposes, in equity securities whose principal activities are in at least three developing markets. The fund can (but is not required to) invest up to 100% of its total assets in foreign securities. The Fund will emphasize investments in common stocks and other equity securities. The Fund will emphasize investment in growth companies, which can be in any market capitalization range.


Oppenheimer Global - Class N

     The Fund seeks capital appreciation. The Fund invests mainly in common stocks of U.S. and foreign companies. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the Fund currently emphasizes its investments in developed markets such as the United States, Western European countries and Japan. The Fund does not limit its investments to companies in a particular capitalization range, but currently focuses it investment in mid- and large-cap companies. The Fund is not required to allocate its investments in any set percentages in any particular countries. As a fundamental policy, the Fund normally will invest in at least three countries (one of which may be the United States). Typically, the Fund invests in a number of different countries.


Oppenheimer International Bond - Class N

     The Fund's primary objective is to seek total return. As a secondary objective, the Fund seeks income when consistent with total return. The Fund invests mainly in debt securities of foreign government and corporate issuers. Those debt securities generally referred to as "bonds," include long-term and short-term government bonds, participation interests in loans, corporate debt obligations, "structured" notes and other debt obligations. They may include "zero coupon" or "stripped" securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings from investment purposes) in "bonds" and invests in as least three countries other than the United States. The Fund's non-fundamental policy of investing at least 80% of its net assets in "bonds" will not be changed by the Fund's Board of Trustees without first providing shareholders 60 days written notice of the change. The Fund does not limit its investments to securities of issuers in a particular market capitalization or maturity range or rating category, and can hold rated and unrated securities below investment grade. The Fund can invest without limit in securities below investment grade (commonly called "junk bonds") to seek total return and higher income. Therefore, the Fund's credit risks are greater than those funds that buy only investment-grade bonds. The Fund invests in debt securities of issuers in both developed and emerging markets throughout the world.


Oppenheimer International Small Company - Class N

     The Fund seeks long-term capital appreciation. The Fund invests mainly in common stock of companies that are domiciled outside the United States or have their primary operations outside the U.S. and have market capitalizations of $2.5 billion or less. These are described as "small-cap companies." That capitalization parameter is subject to change as the relative market capitalizations of small-cap issuers change over time. The Fund measures that capitalization at the time the Fund buys a security, and it is not required to sell the security if the issuer's capitalization changes. The Fund focuses on stocks of companies that the portfolio managers believe have favorable growth prospects. Under normal circumstances; the Fund will invest at least 80% of its net assets plus borrowings for investment purposes, in equity securities of small-cap companies, and the Fund will invest at least 65% of its total assets in foreign securities. The Fund is not required to invest a set portion of its assets in a particular geographic region or regions or a particular industry or sector.


Oppenheimer Main Street Opportunity - Class N

     The Fund seeks long-term capital appreciation. The Fund invests primarily in common stocks of U.S. companies of small, medium and large capitalization ranges.


Oppenheimer Main Street Small Cap - Class A and Class N

     The investment seeks capital appreciation. The fund normally invests at least 80% of assets in common stocks and other equity securities of small-cap U.S. companies, defined by management as companies with market capitalizations of $3 billion or less. It can invest in companies that have been in operation less than three years. However, management does not intend to invest more than 20% of assets in such companies.

Oppenheimer Small / Mid Cap Value - Class N

     The Fund's objective is to seek capital appreciation. The Fund invests mainly in common stocks of U.S. issuers that have market capitalizations under $3.0 billion. These are describes as 'small-cap' companies. Under normal market conditions it will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of 'small-cap' domestic and foreign issuers. The Fund emphasizes equity securities of companies that the portfolio managers believe are undervalued in the market-place.

Oppenheimer Small Cap Value - Class N

     The Fund aggressively seeks capital appreciation. The Fund invests mainly in common stocks of issuers in emerging and developing markets throughout the world. Under normal market conditions, the Fund will invest at least 80% of its net assets plus borrowings for investment purposes, in equity securities whose principal activities are in at least three developing markets. The fund can (but is not required to) invest up to 100% of its total assets in foreign securities. The Fund will emphasize investments in common stocks and other equity securities. The Fund will emphasize investment in growth companies, which can be in any market capitalization range.


Oppenheimer Strategic Income Fund - Class N and Class A

     The Fund seeks high current income by investing mainly in debt securities. The Fund invests mainly in debt securities of issuers in three market sectors: foreign governments and companies, U.S. government securities and lower-rated high-yield securities of U.S. and foreign companies (commonly called "junk bonds"). Those debt securities typically include: foreign government and U.S. government bonds and notes, collateralized mortgage obligations (CMOs), other mortgage-related securities and asset-backed securities, participation interests in loans, "structured" notes, lower-grade, high-yield domestic and foreign corporate debt obligations, and "zero-coupon" or "stripped" securities. Under normal market conditions, the Fund invests in each of those three market sectors. However, the Fund is not required to invest in all three sectors at all times, and the amount of its assets in each of the three sectors will vary over time. The Fund can invest up to 100% of its assets in any one sector at any time, if the Fund's investment manager, OppenheimerFunds, Inc., believes that the Fund can achieve its objective without undue risk. The Fund can invest in issuers in any market capitalization range - large-cap, mid-cap and small-cap, and can buy securities having short-, medium-, or long-term maturities. The Fund's foreign investments can include debt securities of issuers in developed markets and emerging markets.The Fund's foreign investments can include debt securities of issuers in developed markets and emerging markets.



FOR ADDITIONAL INFORMATION CONCERNING  OPPENHEIMERFUNDS  PORTFOLIOS,  PLEASE SEE
THE  OPPENHEIMERFUNDS   PROSPECTUS,   WHICH  SHOULD  BE  READ  CAREFULLY  BEFORE
INVESTING.

Pacific Investments Management Series

PIMCO High Yield - Administrative Class & Class R

     Seeking to provide maximum total return, consistent with preservation of capital and prudent investment management. The PIMCO High Yield Fund seeks to achieve its investment objective by investing, under normal circumstances, a majority of its assets in a diversified portfolio of high yield securities rated below investment grade but rated at least B by Moody's or S&P, or, if un-rated, determined by PIMCO to be of comparable quality. The remainder of the Fund's assets may be invested in investment grade fixed income instruments. The average portfolio duration of this Fund normally varies within a two- to six-year time frame based on PIMCO's forecast for interest rates. The Fund may invest a portion of its assets in euro-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers.

PIMCO Total Return - Administrative Class & Class R

     Seeks maximum total return. The PIMCO Total Return Fund invests primarily in intermediate-term, high quality bonds. The manager employs a variety of value-added strategies to increase the opportunity for total return potential and help reduce portfolio risks. The fund may hold up to 20% of its assets in foreign securities, may at times use futures to replicate bond positions and may invest up to 10% in high-yield securities.

FOR ADDITIONAL INFORMATION CONCERNING PACIFIC INVESTMENTS MANAGEMENT SERIES PORTFOLIOS, PLEASE SEE THE PACIFIC INVESTMENTS MANAGEMENT SERIES PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


Pioneer Bond Fund

Pioneer Bond - Class R

     To provide current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk. The fund also seeks a relatively stable level of dividends; however, the level of dividends will be maintained only if consistent with preserving the investment grade quality of the fund's portfolio. The fund invests primarily in; debt securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, debt securities, including convertible debt, of corporate and other issuers rated at least investment grade at the time of investment, and comparably rated commercial paper, cash and cash equivalents, certificates of deposit, repurchase agreements maturing in one week or less and bankers' acceptances.

FOR ADDITIONAL INFORMATION CONCERNING PIONEER BOND PORTFOLIO, PLEASE SEE THE PIONEER FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Pioneer Emerging Markets Fund

Pioneer Emerging Markets - Class A

     The investment seeks long-term growth of capital. The fund normally invests at least 80% of assets in emerging-markets securities. These include securities issued by companies domiciled in, or primarily doing business in, emerging-market countries as well as debt issued by governments of these countries. The fund typically invests in at least six emerging-markets.

FOR ADDITIONAL INFORMATION CONCERNING PIONEER EMERGING MARKETS FUNDS PORTFOLIO, PLEASE SEE THE PIONEER EMERGING MARKET FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Pioneer Fund

Pioneer Fund - Class R

     Reasonable income and capital growth. The fund invests in a broad list of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. The fund invests the major portion of its assets in equity securities, primarily of U.S. issuers. For purposes of the fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, warrants, rights and preferred stocks.


FOR ADDITIONAL INFORMATION CONCERNING PIONEER FUND PORTFOLIO, PLEASE SEE THE PIONEER FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Pioneer High Yield

Pioneer High Yield - Class R

     Maximize total return through a combination of income and capital appreciation. Normally, the fund invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks. These high yield securities may be convertible into the equity securities of the issuer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities.


FOR ADDITIONAL INFORMATION CONCERNING PIONEER HIGH YIELD PORTFOLIO, PLEASE SEE THE PIONEER HIGH YIELD PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Pioneer Mid-Cap Value

Pioneer Mid-Cap Value - Class R

     Capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks. Normally, the fund invests at least 80% of its total assets in equity securities of mid-size companies, that is companies with market values within the range of market values of companies included in the Russell Midcap Value Index. The fund focuses on issuers with capitalizations within the $1 billion to $10 billion range, and that range will change depending on market conditions. The equity securities in which the fund principally invests are common stocks, preferred stocks, depositary receipts and convertible debt, but the fund may invest in other types of equity securities to a lesser extent, such as warrants and rights.

FOR ADDITIONAL INFORMATION CONCERNING PIONEER MID-CAP VALUE PORTFOLIO, PLEASE SEE THE PIONEER MID-CAP VALUE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Pioneer Oak Ridge Large Cap Growth

Pioneer Oak Ridge Large Cap Growth - Class R

     Capital appreciation. Normally, the fund invests at least 80% of its net assets in equity securities of large capitalization U.S. companies. Large capitalization companies have market capitalizations at the time of acquisition of $3 billion or more. The fund anticipates that the average weighted market capitalization of the companies in the fund's portfolio will be significantly higher than $3 billion. The equity securities in which the fund principally invests are common stocks, preferred stocks depositary receipts and convertible debt, but the fund may invest in other types of equity securities to a lesser extent, such as warrants and rights.


FOR  ADDITIONAL  INFORMATION  CONCERNING  PIONEER  OAK RIDGE  LARGE  CAP  GROWTH
PORTFOLIO, PLEASE SEE THE PIONEER OAK RIDGE LARGE CAP GROWTH PORTFOLIO PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Pioneer Small Cap Value

Pioneer Small Cap Value - Class R

     Capital growth by investing in a diversified portfolio of securities consisting primarily of common stocks. Normally, the fund invests at least 80% of its net assets in equity securities of small companies. Small companies are those with market values, at the time of investment, that do not exceed the greater of the market capitalization of the largest company within the Russell 2000 Index or the 3-year rolling average of the market capitalization of the largest company within the Russell 2000 Index as measured at the end of the preceding month. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The size of the companies in the index changes with market conditions and the composition of the index. Pioneer monitors the fund's portfolio so that, under normal circumstances, the capitalization range of the fund's portfolio is consistent with the inclusion of the fund in the Lipper Small-Cap category. For purposes of the fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, warrants, rights, interests in real estate investment trusts (REITs) and preferred stocks.


FOR ADDITIONAL INFORMATION CONCERNING PIONEER SMALL CAP VALUE PORTFOLIO, PLEASE SEE THE PIONEER SMALL CAP VALUE PORTFOLIO PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Pioneer Variable Life Contracts Trust

Pioneer Fund VCT

     Reasonable income and capital growth. The portfolio invests in a broad list of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. The portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers. For purposes of the portfolio's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, warrants, rights, interests in real estate investment trusts (REITs) and preferred stocks.

Pioneer Growth Opportunities VCT

     Growth of capital. The portfolio invests primarily in equity securities of companies that Pioneer Investment Management, Inc., the portfolio's investment adviser, considers to be reasonably priced or undervalued, with above average growth potential. For purposes of the portfolio's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, equity interests in real estate investment trusts (REITs), warrants, rights and preferred stocks.

FOR ADDITIONAL INFORMATION CONCERNING PIONEER VARIABLE LIFE CONTRACTS TRUST PORTFOLIOS, PLEASE SEE THE PIONEER VARIABLE LIFE CONTRACTS TRUST PORTFOLIO PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Pro-Blend(R) Conservative Term Series


Manning & Napier Fund, Inc. Pro-Blend(R) Conservative Term Series

     The investment seeks preservation of capital; long-term growth of capital is secondary. The fund primarily invests in fixed-income securities. The advisor typically invests in securities with short to intermediate-term maturities of three to five years, but may also invest a portion of assets in longer-term securities. The fund may also invest in equity securities of both domestic and foreign issuers.

FOR ADDITIONAL INFORMATION CONCERNING MANNING & NAPIER FUND, INC. PRO-BLEND CONSERVATIVE TERM SERIES AND ITS PORTFOLIOS, PLEASE SEE THE MANNING & NAPIER FUND, INC. PRO-BLEND CONSERVATIVE TERM SERIES PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Pro-Blend(R) Extended Term Series

Manning & Napier Fund, Inc. Pro-Blend(R) Extended Term Series

     The investment seeks long-term growth of capital; preservation of capital is secondary. The fund primarily invests in stocks and convertible securities, although it may invest a significant portion of assets in fixed-income securities. It typically invests in long-term fixed-income securities with maturities of seven to 20 years, but may invest in securities of any maturity. The fund may also invest in American depositary receipts.

FOR ADDITIONAL INFORMATION CONCERNING MANNING & NAPIER FUND, INC. PRO-BLEND EXTENDED TERM SERIES AND ITS PORTFOLIOS, PLEASE SEE THE MANNING & NAPIER FUND, INC. PRO-BLEND EXTENDED TERM SERIES PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Pro-Blend(R) Maximum Term Series

Manning & Napier Pro-Blend(R) Maximum Term Series

     The investment seeks long-term growth of capital. The fund primarily invests in common stocks. It may invest a portion of assets in fixed-income securities, as well as in American depositary receipts and U.S. dollar denominated securities of foreign issuers.

FOR ADDITIONAL INFORMATION CONCERNING MANNING & NAPIER FUND, INC. PRO-BLEND MAXIMUM TERM SERIES AND ITS PORTFOLIOS, PLEASE SEE THE MANNING & NAPIER FUND, INC. PRO-BLEND MAXIMUM TERM SERIES PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


Pro-Blend(R) Moderate Term Series

Manning Napier Pro-Blend(R) Moderate Term Series

     The investment seeks long-term growth of capital and preservation of capital. The fund primarily invests in a combination of stocks and fixed-income securities. It typically invests in intermediate to long-term fixed-income securities with maturities of five to 10 years but may invest in securities of any maturity. The fund may also invest in American depositary receipts and U.S. dollar denominated securities of foreign issuers.

FOR ADDITIONAL INFORMATION CONCERNING MANNING & NAPIER FUND, INC. PRO-BLEND MODERATE TERM SERIES AND ITS PORTFOLIOS, PLEASE SEE THE MANNING & NAPIER FUND, INC. PRO-BLEND MODERATE TERM SERIES PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Russell Funds

Russell Emerging Markets Fund - Class E


     The investment seeks total return primarily through capital appreciation. The fund primarily invests in equity securities issued by companies located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. Management uses a multi-manager approach whereby portions of the fund are allocated to different money managers who employ distinct investment styles. It may invest a portion of assets in illiquid securities.


Russell Equity I - Class E

     Seeks to provide long term capital growth. The Equity I Fund invests primarily in common stocks of medium and large capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines large and medium capitalization stocks as those companies represented by the Russell 1000(R) Index.


Russell Equity Q - Class E

     Seeks to provide long term capital growth. The Equity Q Fund invests primarily in common stocks of medium and large capitalization companies which are predominantly US based. The Fund generally pursues a Market-Oriented Style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad section of companies and industries.


Russell Equity II - Class E

     Seeks to provide long term capital growth. The Equity II Fund invests primarily in common stocks of small and medium capitalization companies most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines medium and small capitalization stocks as those companies represented by the Russell 2500(R) Index.


Russell International Fund - Class E

     Seeks to provide long term capital growth. The International Fund invests primarily in equity securities issued by companies domiciled outside the US and in depositary receipts which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly Europe and the Far East) to maintain a high degree of diversification among countries and currencies.


Russell Real Estate Securities Fund - Class E


     The investment seeks current income; capital appreciation is a secondary consideration. The fund generally invests in equity securities of companies that own and/or manage properties, known as real estate investment trusts (REITS). It may invest in equity and debt securities of other types of real estate-related companies. The fund primarily invests in companies based in the United States. Management uses a multi-style, multi-manager approach whereby portions of the fund are allocated to different money managers who employ distinct investment styles.

Russell Select Value Fund - Class E

     The investment seeks capital appreciation. The fund invests primarily in large and medium capitalization value stocks with some exposure to small capitalization stocks. It invests in stocks that appear to be undervalued on the basis of earnings, cash flow or private market value. The fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the United States. Small capitalization companies include all other U.S. companies.

FOR ADDITIONAL INFORMATION CONCERNING RUSSELL FUNDS, PLEASE SEE THE RUSSELL FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


State Street Equity 500 Index Fund

State Street Equity 500 Index - Class A

     Seeking to match as closely as possible, before expenses, the performance of the Standard & Poor's 500 Index. (Investors cannot invest directly in an index.) The State Street Equity 500 Index Fund (the Fund), seeks to achieve its investment objective by investing substantially all of its investable assets in a corresponding Portfolio of State Street Master Funds. The Fund intends to invest in all 500 stocks comprising the S&P 500 Index in proportion to their weightings in the S&P 500 Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, a sample of the stocks in the Index in proportions expected by the adviser to match generally the performance of the S&P 500 Index as a whole may be purchased.

FOR  ADDITIONAL  INFORMATION  CONCERNING  TRUST AND THE STATE STREET  EQUITY 500
INDEX  FUND,  PLEASE  SEE  THE  STATE  STREET  INSTITUTIONAL   INVESTMENT  TRUST
PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


T.Rowe Price Blue Chip Growth Fund, Inc.

T.Rowe Price Blue Chip Growth - Class R

     Seeks long-term growth of capital. Current income is a secondary objective. The fund manager of the T. Rowe Price Blue Chip Growth Fund invests primarily in common stocks of well-established large and medium-sized companies. The manager focuses on "blue chip" companies with the following characteristics a. leading market positions, b. seasoned management teams, c. strong financial fundamentals and d. above-average growth and profitability.

FOR ADDITIONAL INFORMATION CONCERNING T. ROWE PRICE BLUE CHIP GROWTH FUND, INC. AND ITS PORTFOLIO, PLEASE SEE THE T. ROWE PRICE BLUE CHIP GROWTH FUND, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

T.Rowe Price Equity Income Fund

T.Rowe Price Equity Income - Retail and Class R

     Seeking to provide a relatively conservative way to access substantial dividend income and long-term capital growth. The fund manager of the T. Rowe Price Equity Income Fund invests in common stocks of established companies expected to pay above-average dividends. The fund manager employs a value-oriented investment approach. He focuses on companies with an above-average dividend yield - a positive component of total return. The manager utilizes a thorough "bottom-up" fundamental research evaluation of each holding. Also, the manager will broadly diversify sector exposure seeking to reduce volatility.

FOR ADDITIONAL INFORMATION CONCERNING T. ROWE PRICE EQUITY INCOME FUND AND ITS PORTFOLIO, PLEASE SEE THE T. ROWE PRICE EQUITY INCOME FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

T.Rowe Price Growth Stock, Inc.

T.Rowe Price Growth Stock - Class R and Advisor Class

     Seeking long-term growth of capital and, secondarily, increasing dividend income. The fund manager of the T. Rowe Price Growth Stock Fund invests primarily in common stocks of well-established growth companies. The fund manager focuses on companies having one or more of the following characteristics: 1) Superior growth in earnings and cash flow, 2) Ability to sustain earnings momentum even during economic slowdowns and/or 3) Occupy a lucrative niche in the economy and is able to expand even during times of slow economic growth.

FOR ADDITIONAL INFORMATION CONCERNING T. ROWE PRICE GROWTH STOCK, INC. AND ITS PORTFOLIO, PLEASE SEE THE T. ROWE PRICE GROWTH STOCK, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

T.Rowe Price International Funds, Inc.

T.Rowe Price European Stock Fund- Retail

     Seeking long-term growth of capital through investment primarily in common stocks of European companies. Current income is a secondary objective. The T.Rowe Price European Stock Fund invests primarily in European companies. Normally, at least five countries will be represented in the portfolio. Stock selection reflects a growth style. This investment option expects to make substantially all of its investments (normally at least 80% of net assets) in stocks of companies located in the countries listed below, as well as others as their markets develop: Austria, Denmark, Finland, France, Germany, Ireland, Italy, Luxembourg, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. Others: Belgium, Czech Republic, Greece, Hungary, Israel, Poland, Russia and Turkey.

T.Rowe Price International Growth & Income - Class R and Advisor Class

     Seeking to provide long term growth of capital and reasonable income. The fund manager of the T. Rowe Price International Growth & Income Fund focuses on companies with favorable prospects for capital appreciation that exhibit value characteristics and investments primarily in common stocks of mature,
dividend-paying,   non-U.S.   companies.  The  fund  manager  looks  to  broadly
diversify, primarily among the world's developed countries. Securities are chosen based on "bottom-up" research. Country allocation is driven largely by stock selection.

T.Rowe Price International Stock - Class R

     Seeks to provide long-term growth of capital. The fund manager of the T. Rowe Price International Stock Fund invests primarily in the common stocks of established non-U.S. companies, in both developed and emerging markets. The manager will 1) focus on companies capable of achieving and sustaining above-average, long-term earnings growth, 2) favor companies with leading market position, technological leadership or proprietary advantage, and seasoned management, and 3) choose securities based on "bottom-up" research.


FOR ADDITIONAL INFORMATION CONCERNING T. ROWE PRICE INTERNATIONAL FUNDS, INC. PORTFOLIOS, PLEASE SEE THE T. ROWE PRICE INTERNATIONAL FUNDS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

T.Rowe Price Mid-Cap Growth Fund, Inc.

T.Rowe Price Mid-Cap Growth - Class R

     Seeking long-term capital appreciation through investments in mid-cap stocks with potential for above-average earnings growth. The Fund will normally invest at least 80% of net assets in a diversified portfolio of common stocks of mid-cap companies whose earnings T. Rowe Price expects to grow at a faster rate than the average company. Mid-Cap companies are defined as those whose market capitalization falls within the range of either the S&P Mid Cap 400 Index or the Russell Mid cap Growth Index. In selecting investments, management generally favors companies that have proven products or services; have a record of above-average earnings growth; have demonstrated potential to sustain earnings growth; operate in industries experiencing increasing demand; or have stock prices that appear to undervalue their growth prospects. While most of the assets will be invested in U.S. common stocks, the portfolio may hold other securities including foreign securities, futures and options in keeping with the Portfolio's objective.

FOR ADDITIONAL INFORMATION CONCERNING T. ROWE PRICE MID-CAP GROWTH, INC. AND ITS PORTFOLIO, PLEASE SEE THE T. ROWE PRICE MID-CAP GROWTH, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

T.Rowe Price Mid-Cap Value Fund, Inc.

T.Rowe Price Mid-Cap Value - Class R and Advisor Class

     Seeking long-term growth of capital. The fund manager of the T. Rowe Price Mid-Cap Value Fund invests primarily in the common stocks of mid-sized companies that appear to be undervalued. T. Rowe Price will invest at least 80% of net assets in companies whose market capitalization (number of shares multiplied by share price) falls within the range of the companies in the S&P 400 Mid Cap Index or the Russell Mid Cap Value Index. The manager focuses on companies with the following: 1) Attractive operating margins, 2) Sound balance sheets and financial management, 3) Stock ownership by management, 4) Significant cash generation and 5) Low stock price relative to assets, earnings, cash flow, or business franchise value.


FOR ADDITIONAL INFORMATION CONCERNING T. ROWE PRICE MID-CAP VALUE, INC. AND ITS PORTFOLIO, PLEASE SEE THE T. ROWE PRICE MID-CAP VALUE, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.



Templeton Foreign Fund

Templeton Foreign - Class R and Class A

     Seeks long-term capital growth. Templeton Foreign Fund, under normal market conditions, invests at least 80% of its net assets mainly in the equity securities of companies located outside the U.S., including emerging markets. The fund may have significant investments in one or more countries or in particular sectors such as technology and financial institutions. Depending on current market conditions, the fund generally invests a portion of its total assets in debt securities of entities located anywhere in the world and may use various derivative strategies to protect its assets.

Templeton Growth Fund

Templeton Growth - Class R and Class A

     Seeks long-term capital growth. Templeton Growth Fund, under normal market conditions, invests mainly in the equity securities of companies located anywhere in the world, including emerging markets. In addition to the fund's main investments, depending upon current market conditions, the fund may invest up to 25% of its total assets in debt securities, and the fund may use various derivative strategies seeking to protect its assets. The manager applies a "bottom up," value-oriented, long-term approach when choosing equity investments.

FOR ADDITIONAL INFORMATION CONCERNING TEMPLETON FOREIGN & THE TEMPLETON GROWTH, PLEASE SEE THE TEMPLETON GLOBAL ADVISORS LIMITED PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Thornburg Investment Trust

Thornburg Core Growth - Class R3 and Class R5

     The Fund seeks long term growth of capital by investing in equity securities selected for their growth potential. To pursue its goal, the Fund primarily invests in short- and intermediate-duration U.S. Government securities, and securities issued or guaranteed by government sponsored enterprises, which the Fund expects will produce a high level of income.


Thornburg International Value - Class R3 and Class R5

     The Fund seeks long-term capital appreciation by investing in equity and debt securities of all types. The secondary, nonfundamental goal of the Fund is to seek some current income. The Fund invests primarily in foreign securities and under normal market conditions, invests at least 75% of its net assets in foreign securities. The Fund ordinarily invests in stocks that may be depressed or reflect unfavorable market perceptions of company or industry fundamentals. The Fund may invest in companies of any size, but invests primarily in the large and middle range of public company market capitalizations. Debt securities may be purchased when the Advisor believes them to be more attractive than equity alternatives. The Fund may purchase debt securities of any maturity and of any quality.


 Thornburg Limited-Term Income - Class R3

     The primary goal of the Fund is to provide as high a level of current income as is consistent, in the view of the Fund's investment adviser, with safety of capital. As a secondary goal, the Fund seeks to reduce changes in its share prices compared to longer term portfolios. The Fund will invest at least 65% of it's net assets in obligations of the U.S. Government, and debt securities rated at the time of purchase in one of the three highest ratings of Standard and Poor's or Moody's Investor Service.


Thornburg Limited-Term US Government - Class R3

     The primary goal of the Fund is to provide as high a level of current income as is consistent with safety of capital. As a secondary goal, the Fund seeks to reduce changes in its share price compared to longer term portfolios.


Thornburg Value - Class R3

     The Fund seeks long-term capital appreciation by investing in equity and debt securities of all types. The Fund expects to invest primarily in domestic equity securities (primarily common stocks) selected on a value basis. However, the Fund may own a variety of securities, including foreign equity and debt securities and domestic debt securities which, in the opinion of the Fund's investment adviser, offer prospects for meeting the Fund's investment goals. The Fund may invest in companies of any size, but invests primarily in the large and middle range of public company market capitalizations. The Advisor anticipates that the Fund ordinarily will have a weighted average dividend yield, before Fund expense, that is higher than the yield of the Standard & Poor's Composite Index of 500 Stocks.


FOR ADDITIONAL INFORMATION CONCERNING THORNBURG INVESTMENT TRUST AND ITS PORTFOLIOS, PLEASE SEE THE THORNBURG INVESTMENT TRUST PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Vanguard Explorer Fund, Inc.

Vanguard Explorer - Investor Class

     Seeking long-term capital growth. The Vanguard Explorer Fund invests primarily in a diversified group of small-capitalization companies with prospects for above average growth with little or no dividend income. The Fund is subject to market risk. Stock prices overall may decline over short or even extended periods. May invest as much as 20% of its assets in foreign securities and will not invest more than 25% of its assets in any one industry or 5% of the securities in any one company.

FOR ADDITIONAL INFORMATION CONCERNING VANGUARD EXPLORER FUND, INC. AND ITS PORTFOLIO, PLEASE SEE THE VANGUARD EXPLORER FUND, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Vanguard Fixed Income Securities Funds

Vanguard Short-Term Federal  - Investor Class

     Seeking high level current income and preservation of principal. The Vanguard Short-Term Federal Fund invests at least 80% of its assets in short-term bonds issued by U.S. government agencies and instrumentalities, most of which are not backed by the full faith and credit of the U.S. government. The Fund is expected to maintain a dollar weighted average maturity between one and three years. This Fund is subject to interest rate risk, income risk and manager risk.

FOR ADDITIONAL INFORMATION CONCERNING VANGUARD FIXED INCOME SECURITIES FUNDS AND ITS PORTFOLIO, PLEASE SEE THE VANGUARD FIXED INCOME SECURITIES FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

THERE IS NO ASSURANCE THAT THE STATED OBJECTIVES AND POLICIES OF ANY OF THE FUNDS WILL BE ACHIEVED.

                                 THE CONTRACTS

GENERAL

The Contracts are offered for use in connection with retirement programs that meet the requirements of Sections 401, 403(b), 408, 408A, 457 or 409A of the Internal Revenue Code. Certain federal tax advantages are currently available to retirement programs that qualify as (1) self-employed individuals' retirement plans under Section 401, (2) pension or profit-sharing plans established by an Employer for the benefit of its employees under Section 401, (3) annuity purchase plans sponsored by certain tax-exempt organizations or public school organizations under Section 403(b), (4) individual retirement accounts or annuities, including traditional IRA, those established by an employer as a simplified employee pension plan or SIMPLE IRA plan, under Section 408, or a Roth IRA under Section 408A or (5) deferred compensation plans for employees established by a unit of a state or local government or by a tax-exempt organization under Section 457 or 409A.

     A Contract is issued to the Owner. Generally, persons eligible to participate in the Owner's Plan are eligible to become Participants under the Contract. In certain Contracts, the Owner shall be responsible for determining persons who are eligible to become Participants and for designating such persons to AUL. For purposes of determining benefits under a Contract, an account called a Participant's Account is established for each Participant during the Accumulation Period. However, in some Contracts, Participant Accounts are not maintained.

     The Owner of the Contract is generally responsible for providing all communications and instructions concerning Participant Accounts to AUL. However, in some instances a Participant may communicate directly with AUL. For example, a Participant in a voluntary (not employer-sponsored) 403(b) Program may request a withdrawal directly from AUL. While the Owner generally is responsible for remitting contributions and instructions for Participants, the Participant may be permitted or required to make certain decisions and elections under the Contract, as specified by the Owner in the Plan, trust, or other appropriate document. The pertinent Plan document and, if applicable, the Employer's plan administrator should be consulted with any questions on benefits under the Contract.


Additionally, a Contract may be used to accept contributions as a funding vehicle for a Plan Sponsor-provided: (1) Health Savings Account (HSA)
established pursuant to Internal Revenu Code Section 223 that is used exclusively to reimburse incurred qualified medical expenses for "medical care" as defined in Code Section 213(d); (2) Health Reimbursement Arrangement (HRA) accident and health plan that is used exclusively to reimburse expenses incurred for such medical care; or (3) plan that is used to provide post-employment benefits (which may include unused sick and vacation leave time benefits and certain health care benefits) for former employees.



        CONTRIBUTIONS AND CONTRACT VALUES DURING THE ACCUMULATION PERIOD

CONTRIBUTIONS UNDER THE CONTRACTS

     Contributions under Recurring Contribution Contracts may be made by or on behalf of a Participant at any time during the Participant's life and before the Participant's Annuity Commencement Date. Contributions must be at least equal to the minimum required contribution under any of the Plans or programs. In Single Contribution Contracts, the minimum contribution for each Participant is either $1,000 or $5,000, depending on the contract. AUL may change the minimum contributions permitted under a Contract, but any such change in the minimum required contribution shall apply only to Participant Accounts established on or after the effective date of the change. AUL may, at its discretion, waive any minimum required contribution.

     Annual contributions under any of the Plans are subject to maximum limits imposed by the Internal Revenue Code. See the Statement of Additional Information for a discussion of these limits, or consult the pertinent Plan document.

TEN-DAY FREE LOOK

Under 403(b), 408 and 408A Contracts, the Owner has the right to return the Contract for any reason within ten days of receipt. If a particular state requires a longer free look period, Owners in that state will be allowed the longer statutory period to return the Contract. If this right is exercised, the Contract will be considered void from its inception, and any contributions will be fully refunded. In certain contracts, as required by law, a Participant has the same free look period regarding a certificate issued under the Contract.

INITIAL AND SINGLE CONTRIBUTIONS

     Initial contributions received for a Participant will be credited to the Participant's Account no later than the end of the second Business Day after it is received by AUL at its Home Office if it is preceded or accompanied by the information necessary for opening the Participant's account. If AUL does not receive the necessary information, AUL will notify the Owner or individual that AUL does not have the necessary information to open the account. If the necessary information is not provided to AUL at the time AUL receives the contribution, AUL will return the contribution to the contributing party within five Business Days. However, in some Contracts, Code Section 401(a) funds received from a prior plan provider which cannot be allocated to Participant accounts will not be returned to the Owner or to the provider, but instead will be allocated to an Owner-level account and invested in those Investment Accounts or Fixed Interest Account ("FIA") approved by the Owner. When the allocation data is received from the prior plan provider, such funds (plus gains/minus losses) are transferred from the Owner-level account to the appropriate Participant account(s).


ALLOCATION OF CONTRIBUTIONS


     Initial and subsequent contributions under the Contracts will be allocated among the Investment Accounts of the Variable Account and the Fixed Interest Account as instructed by the Owner or Participant and as provided by the terms of the Contract. The investment allocation of the initial contribution is to be designated at the time the enrollment is completed to open an account for a Participant. Depending on the type of Contract, the enrollment application specifies that, in the absence of an investment allocation form or other instructions, initial and subsequent contributions shall be allocated to the OneAmerica Money Market Investment Account, AUL's General Account, or when allowed by AUL, to the default Investment Option otherwise selected by the Owner. Allocation will be made to AUL's General Account only if the OneAmerica Money Market Investment

Option is not available under a particular Contract. A Participant's Account Value that has been initially allocated to the to the default Investment Option may be transferred to other available investment options upon receipt by AUL at its Home Office of written instructions requesting the transfer. Allocation to any Investment Account or the Fixed Interest Account must be made in 1% increments or in increments permitted by AUL. Neither the Fixed Interest Account nor all of the Investment Accounts may be available under a particular Contract. In addition, some of the Investment Accounts are not available for certain types of Contracts.

     Any change in allocation instructions will be effective upon receipt by AUL at its Home Office and will continue in effect until subsequently changed. Changes in the allocation of future contributions have no effect on amounts already contributed on behalf of a Participant. Such amounts, however, may be transferred among the Investment Accounts of the Variable Account or the Fixed Interest Account in the manner described in "Transfers of Account Value."

SUBSEQUENT CONTRIBUTIONS UNDER RECURRING CONTRIBUTION CONTRACTS

     When forwarding contributions to AUL, the amount being contributed on behalf of each Participant must be specified. The contributions shall be allocated among the Investment Accounts of the Variable Account that are available under a Contract and the Fixed Interest Account (if available) as described above in "Allocation of Contributions." Contributions (other than the initial contribution for each Participant) are credited as of the end of the Valuation Period in which they are received by AUL at its Home Office if AUL has received full payment for the contribution, the information needed to establish the Participant's account, and proper instructions regarding the application and allocation of the contributions among Participants.


     Contributions may also be forwarded to AUL electronically. When this method of contribution is used, an allocation list describing the contribution to be allocated to each Participant is sent to AUL by the Owner. AUL processes the allocation list and then initiates an ACH (Automated Clearinghouse) debit on the Owner's account for the amount of the contribution. Following receipt of the funds, a confirmation is sent to the Owner which lists the amount or amounts allocated to each Participant's account and the amount of the ACH debit to the Owner's account. ACH or other electronic payment methods generally allow more efficient and timely processing of contributions. AUL reserves the right to impose an annual charge on Owners who do not elect to use ACH or other electronic payment methods. The fee for manual processing is currently $1,000, but AUL reserves the right to increase this fee.



TRANSFERS OF ACCOUNT VALUE

     All or part of a Participant's Variable Account Value may be transferred among the Investment Accounts of the Variable Account that are available under a Contract or to the Fixed Interest Account (if available under a Contract) at any time during the Accumulation Period upon receipt of a proper written request by AUL at its Home Office, through interactive voice response or through AUL's website.

     Generally, there are no limitations on the number of transfers between Investment Accounts available under a Contract or the Fixed Interest Account. See "The Fixed Interest Account" for restrictions on transfers from the Fixed Interest Account. In addition, no charges are currently imposed upon transfers. However, if AUL determines that transfers are being made on behalf of one or more Owners to the disadvantage of other Owners or Participants, the transfer right may be restricted. AUL reserves the right, at a future date, to impose a minimum or maximum transfer amount, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend the transfer privilege or the telephone authorization, interactive voice response, or internet based transfers.

     Any transfer from an Investment Account of the Variable Account shall be effective as of the end of the Valuation Date in which AUL receives the request in proper form.

ABUSIVE TRADING PRACTICES

LATE TRADING

     Some investors attempt to profit from trading in Investment Accounts after the close of the market, but before the Variable Account has actually been priced. Because the market has closed, these investors have actual knowledge of the price of the securities prior to its calculation. They are, therefore, executing trades with information that was not readily available to the market, thereby benefiting financially to the detriment of other Owners and Participants.

     AUL prohibits late trading in its Investment Accounts. The Variable Account dates and time stamps all trades from whatever source and allows only those trades received prior to the close of the market to receive that day's unit value. All trades received after this point will receive the next day's calculated unit value.

MARKET  TIMING

Some investors attempt to profit from various short-term or frequent trading strategies commonly known as market timing. Excessive purchases and redemptions disrupt underlying portfolio management, hurt underlying fund performance and drive underlying fund expenses higher. These costs are borne by all Owners, including long-term investors who do not generate these costs.

AUL discourages market timing and excessive trading. If you intend to engage in such practices, do not invest in the Variable Account. AUL reserves the right to reject any request to purchase or redeem units which it reasonably determines to be in connection with market timing or excessive trading by an investor or by accounts of investors under common control (for example, related contract owners, or a financial advisor with discretionary trading authority for multiple accounts).

AUL does not always know and cannot always reasonably detect such trading. However, AUL does monitor for excessive short-term trading within its separate accounts. A report is run daily to identify, at the omnibus level, net trades by Investment Account. Omnibus trades in an individual Investment Account that exceed a certain dollar amount or percentage of assets, as determined by a market timing task force, will identify potential abusive trading. Once a possible abuse is flagged, the individual trades for the previous ten days are reviewed to determine if a similar trade amount was executed in the opposite direction over that period.

If a purchase/redemption match is found, then the blotters for the two trade dates are analyzed to determine if the same Participant has ordered the purchase and redemption. If an individual is identified, the administrative area is notified. Participant trading history is reviewed to determine if the trading activity is indeed abusive short-term trading. If it is determined that the trading activity violates AUL's policy.

AUL will not enter into any agreement with any individual, corporation, Plan or other entity that would permit such activity for that entity while discouraging it for other Owners.

Some funds may charge a redemption fee for short term trading in their fund. Furthermore, some funds monitor trading at the omnibus level and enforce their own policies and procedures based on suspected abusive trading. AUL will cooperate and may share Participant level trading information with the funds to the extent necessary to assist in the enforcement of these policies. Please consult the funds' prospectuses for more details.


PARTICIPANT'S VARIABLE ACCOUNT VALUE

ACCUMULATION UNITS

     Contributions to be allocated to the Investment Accounts available under a Contract will be credited to the Participant's Account in the form of Accumulation Units. Except for allocation of a Participant's initial contribution, the number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Investment Account by the Accumulation Unit value for the particular Investment Account at the end of the Valuation Period in which the contribution is received by AUL at its Home Office. The number of Accumulation Units so credited to the account shall not be changed by a subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Investment Account and charges against the Investment Account.

ACCUMULATION UNIT VALUE

     AUL determines the Accumulation Unit value for each Investment Account of the Variable Account on each Valuation Date. The Accumulation Unit value for each Investment Account is established on the inception date. Subsequently, the Accumulation Unit value for each Investment Account is determined by multiplying the Net Investment Factor for the particular Investment Account by the Accumulation Unit value for the Investment Account as of the immediately preceding Valuation Period. The Accumulation Unit value for each Investment Account may increase, decrease, or remain the same from Valuation Period to Valuation Period in accordance with the Net Investment Factor.

NET INVESTMENT FACTOR

     The Net Investment Factor is used to measure the investment performance of an Investment Account from one Valuation Period to the next. For any Investment Account for a Valuation Period, the Net Investment Factor is determined by dividing (a) by (b) and then subtracting (c) from the result where

   (a) is equal to:

     (1) the net asset value per share of the Portfolio of the Fund in which the Investment Account invests, determined as of the end of the Valuation Period, plus

     (2) the per share amount of any dividend or other distribution, if any, paid by the Portfolio during the Valuation Period, plus or minus

     (3) a credit or charge with respect to taxes paid, if any, or reserved for by AUL during the Valuation Period that are determined by AUL to be attributable to the operation of the Investment Account (although no federal income taxes are applicable under present law and no such charge is currently assessed).

   (b) is the net asset value per share of the Portfolio, determined as of the end of the preceding Valuation Period; and

   (c) is a daily charge factor determined by AUL to reflect the fee assessed against the assets of the Investment Account for the Asset Charge.


DOLLAR COST AVERAGING PROGRAM

     Contract Owners and Participants who wish to purchase units of an Investment Account over a period of time may do so through the Dollar Cost Averaging ("DCA") Program.The theory of DCA is that greater numbers of Accumulation Units are purchased at times when the unit prices are relatively lower than are purchased when the prices are higher. This has the effect, when purchases are made at different prices, of reducing the aggregate average cost per Accumulation Unit to less than the average of the Accumulation Unit prices on the same purchase dates. However, participation in the DCA Program does not assure a Contract Owner or Participant of greater profits from the purchases under the Program, nor will it prevent or necessarily alleviate losses in a declining market.

Under a DCA Program, the owner deposits premiums into the OneAmerica Money Market Investment Account ("MMIA") or the Fixed Interest Account (if available under the Contract) and then authorizes AUL to transfer a specific dollar amount for a specific length of time from such Account into one or more other Investment Accounts at the unit values determined on the dates of the transfers. This may be done monthly, quarterly, semi-annually, or annually on the last business day of such period. These transfers will continue automatically until the earliest of: the date AUL receives notice to discontinue the Program; until there is not enough money in the MMIA or the

Fixed Interest Account to continue the Program; until the expiration of the length of time selected; or if the transfers are being drawn from the Fixed Interest Account, until the time a transfer would exceed the 20% or 90-day equity wash limitations on transfers from the Fixed Interest Account, if a particular Contract contains the 20% or 90-day restriction.

     Currently, the minimum required amount of each transfer is $100, although AUL reserves the right to change this minimum transfer amount in the future. DCA transfers to the Fixed Interest Account and to the MMIA are not permitted under the DCA Program. At least ten days advance written notice to AUL is required before the date of the first proposed transfer under the DCA Program. AUL offers the DCA Program to Contract Owners and Participants at no charge, and the Company reserves the right to temporarily discontinue, terminate, or change the Program at any time. Contract Owners and Participants may discontinue participation in the Program at any time by providing written notice to AUL, provided that AUL must receive written notice of such a change at least five days before a previously scheduled transfer is to occur.

Contract Owners or Participants may initially elect to participate in the DCA Program, and if this election is made at the time the Contract is applied for, the Program will take effect on the first monthly, quarterly, semi-annual, or annual transfer date following the premium receipt by AUL at its Home Office. The Contract Owner or Participant may select the month, quarter, or year that the transfers are to be made and such transfers will automatically be performed on the last business day of such period. To participate in the Program, a minimum balance of $10,000 in the MMIA or in the Fixed Interest Account is required.

                  CASH WITHDRAWALS AND THE DEATH BENEFIT

CASH WITHDRAWALS


     During the lifetime of the Participant, at any time before the Annuity Commencement Date and subject to the limitations under the applicable Plan and applicable law, a withdrawal may be taken from a Participant's Account Value. A withdrawal request will be effective as of the end of the Valuation Date that a proper written request in a form acceptable to AUL is received by AUL at its Home Office.

     A withdrawal of a Participant's entire Variable Account Value will result in a withdrawal payment equal to the value of the Participant's Variable Account Value as of the end of the Valuation Period during which a proper withdrawal request is received by AUL at its Home Office, minus any applicable withdrawal charge.

     A withdrawal may be requested for a specified percentage or dollar amount of a Participant's Variable Account Value. In some Contracts, the minimum amount that may be withdrawn from a Participant's Variable Account Value in an Investment Account is the lesser of $500 or the Participant's entire Account Value in the Investment Account as of the date the withdrawal request is received by AUL. A request for a withdrawal will result in a payment by AUL equal to the amount specified in the withdrawal request. Upon payment, the Participant's Variable Account Value will be reduced by an amount equal to the payment and any applicable withdrawal charge. If a withdrawal is requested that would leave a Participant's Variable Account Value in any Investment Account less than $500, then such withdrawal request will be treated as a request for a full withdrawal from the Investment Account.

     The amount of a withdrawal will be taken from the Investment Accounts and the Fixed Interest Account as instructed. A withdrawal will not be effected until proper instructions are received by AUL at its Home Office.

     A withdrawal may result in the deduction of a withdrawal charge and application of a Market Value Adjustment. See "Withdrawal Charge" and "The Fixed Interest Account."

     In addition, distributions under certain retirement programs may result in a tax penalty. See "Tax Penalty."

SYSTEMATIC WITHDRAWAL SERVICE FOR 403(b), 408, 408A, 457 and 409A PROGRAMS

     A Participant in a Contract used in connection with a 403(b) plan (other than an Employer Sponsored 403(b) plan) or 408 or 408A Program who is at least age 59 1/2 can generally arrange to have systematic cash withdrawals from his or her Account Value paid on a regular monthly, quarterly, or annual basis. Systematic cash withdrawals are also available for Participants in a Contract used in connection with a 457 or 409A Program, but there is no age limitation. Each withdrawal payment must be at least equal to $100. An application form containing details of the service is available upon request from AUL. The service is voluntary and can be terminated at any time by the Participant or Owner. AUL does not currently deduct a service charge for withdrawal payments, but reserves the right to do so in the future and, similarly, reserves the right to increase the minimum required amount for each withdrawal payment. Systematic withdrawals are not available for some 403(b) Contracts due to the Benefit Responsive features of the Contracts.

     Participants will pay a withdrawal charge in connection with the systematic cash withdrawals to the extent the withdrawal charge is applicable. See "Withdrawal Charge" and "Federal Tax Matters."

CONSTRAINTS ON WITHDRAWALS

GENERAL

     Since the Contracts offered by this Prospectus will be issued in connection with retirement programs that meet the requirements of Section 401, Section 403(b), Section 408, 408A, 409A or Section 457 of the Internal Revenue Code, reference should be made to the terms of the particular Plan or Contract for any limitations or restrictions on cash withdrawals. A withdrawal that results in receipt of proceeds by a Participant may result in receipt of taxable income to the Participant and, in some instances, in a tax penalty. The tax consequences of a withdrawal under the Contracts should be carefully considered. See "Federal Tax Matters."

403(b) PROGRAMS

     Section 403(b) of the Internal Revenue Code permits public school employees and employees of certain types of charitable, educational, and scientific organizations specified in Section 501(c)(3) of the Internal Revenue Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of purchase payments from gross income for federal tax purposes. Section 403(b) imposes restrictions on certain distributions from tax deferred annuity contracts meeting the requirements of Section 403(b) that apply to tax years beginning on or after January 1, 1989.

     Section 403(b) requires that distributions from Section 403(b) tax deferred annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement not begin before the employee reaches age 59 1/2, severs employment, dies, becomes disabled, or incurs a hardship. Furthermore, distributions of income or gainsattributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a principal residence, paying certain tuition expenses, or prevention of foreclosure or eviction.


     A Participant in a Contract purchased as a tax-deferred Section 403(b) annuity contract will not, therefore, be entitled to exercise the right of surrender or withdrawal, as described in this Prospectus, in order to receive his or her Account Value attributable to contributions made under a salary reduction agreement or any income or gains credited to such Participant after December 31, 1988 under the Contract unless one of the above-described conditions has been satisfied, or unless the withdrawal is otherwise permitted under applicable federal tax law. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a
Section 403(b) Program, the withdrawal constraints described above would not apply to the amount transferred to the Contract attributable to a Participant's December 31, 1988 account balance under the old contract, provided that the amounts transferred between contracts qualifies as a tax-free exchange under the Internal Revenue Code. A Participant's Account Withdrawal in a Contract may be able to be transferred to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an Employer's Section 403(b) arrangement.

TEXAS OPTIONAL RETIREMENT PROGRAM

     AUL intends to offer the Contract within the Texas Optional Retirement Program. Under the terms of the Texas Optional Retirement Program, if a Participant makes the required contribution, the State of Texas will contribute a specified amount to the Participant's Account. If a Participant does not commence the second year of participation in the plan as a "faculty member," as defined in Title 110B of the State of Texas Statutes, AUL will return the State's contribution. If a Participant does begin a second year of participation, the Employer's first-year contributions will then be applied as a contribution under the Contract, as will the Employer's subsequent contributions.


     The Attorney General of the State of Texas has ruled that under Title 110B of the State of Texas Statutes, withdrawal benefits of contracts issued under the Optional Retirement Program are available only in the event of a participant's death, retirement, termination of employment due to total disability, or other termination of employment in a Texas public institution of higher education. A Participant under a Contract issued in connection with the Texas Optional Retirement Program will not, therefore, be entitled to exercise the right of withdrawal to receive the Account Value credited to such Participant unless one of the foregoing conditions has been satisfied. The Withdrawal Value of such Participant's Account may, however, be transferred to other contracts or other carriers during the period of participation in the program.


THE DEATH BENEFIT

     If a Participant dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary upon receipt of due proof of the Participant's death and instructions regarding payment to the Beneficiary. If there is no designated Beneficiary living on the date of death of the Participant, AUL will pay the death benefit in one sum to the estate of the Participant upon receipt of due proof of death of both the Participant and the designated Beneficiary and instructions regarding payment. If the death of the Participant occurs on or after the Annuity Commencement Date, no death benefit will be payable under the Contract except as may be provided under the Annuity Option elected.

     The amount of the death benefit equals the vested portion of the Participant's Account Value minus any outstanding loan balances and any due and unpaid charges on those loans. Under Contracts acquired in connection with 408 and 408A Programs and 403(b) Programs other than Employer Sponsored 403(b) Programs, the vested portion of a Participant's Account Value shall be the Participant's entire Account Value. Under Employee Benefit Plans, 409A or 457 Programs and Employer Sponsored 403(b) Programs, the vested portion of a Participant's Account Value is the amount to which the Participant is entitled upon death or separation from service under a vesting schedule contained in the pertinent Plan. If the death benefit is less than a Participant's Account Value, the death benefit shall be paid pro rata from the Investment Accounts and the Fixed Interest Account, and the remainder of the Account Value shall be distributed to the Owner or as directed by the Owner. Prior to such distribution, any remaining Account Value in the Investment Accounts shall be transferred to AUL's General Account or if the Contract so directs, to the OneAmerica Money Market Investment Account. Certain Contracts have a death benefit which is the greater of the Participant's Account Value as of the date the death benefit is calculated or a Guaranteed Minimum Death Benefit ("GMDB") on the Contract anniversary immediately preceding the date of death. In this calculation, the GMDB is increased by any contributions made since the last Contract anniversary and is reduced proportionately to reflect any withdrawals made since the last Contract anniversary. The GMDB is reset on each Contract anniversary  and  is  the  greater  of  (1)  the  GMDB  on  the  prior  Contract anniversary, increased by any prior year contributions, and reduced proportionately to reflect any prior

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

year withdrawals, and (2) if the Participant is younger than age 81, the Participant's Account Value on the current Contract anniversary. As of the Participant's death, the GMDB will cease to increase or decrease in value.

     The death benefit will be paid to the Beneficiary in a single sum or under one of the Annuity Options, as directed by the Participant or as elected by the Beneficiary. If the Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax advisor should be consulted in considering payout options.


TERMINATION BY THE OWNER

An Owner of a Contract funding an Employee Benefit Plan, 409A or 457 Plan, or an Employer-Sponsored 403(b) Plan may terminate the Contract by sending proper written notice to AUL's Home Office. Termination is effective as of the end of the Valuation Date that the notice is received by AUL. Proper notice of termination must include an election of the method of payment, an indication of the person(s) to whom payment is to be made, and the Owner's (and, in some Contracts, the Plan Sponsor's) agreement that AUL will not be held responsible for any losses or claims that may arise against AUL in connection with making the termination payout as requested by the Owner (provided that such an agreement is not prohibited by the Contract or an amendment).

     Upon termination of such a Contract, the Owner may direct AUL to pay an amount equal to the Contract's aggregate Variable Account Withdrawal Value (determined as of the end of the Valuation Date that the termination is effective) in a lump-sum.

For Contracts funding Employee Benefit Plans, 409A or 457 Plan, the Owner may direct AUL to pay the Contract's Fixed Interest Account Withdrawal Value in a lump sum [subject to an Investment Liquidation Charge ("ILC") or Market Value Adjustment ("MVA") (see discussion below)] or in seven approximately equal installments over six years (for certain Employee Benefit Plan Contracts) or six approximately equal annual installments over five years (for other Employee Benefit Plan Contracts and for 409A or 457 Plan Contracts).

     For Contracts issued prior to 1999 which fund Employer-Sponsored 403(b) Plans, the Owner may direct AUL to pay the Contract's Fixed Interest Account Withdrawal Value in seven approximately equal annual installments over six years.

     In Contracts issued prior to 1999 which fund an Employee Benefit Plan or an Employer-Sponsored 403(b) Plan, the Owner may terminate the Contract and elect to receive (within 90 days of written notice by the Owner, and without penalty as defined by law) either:

(1) a lump-sum equal to the Contract's aggregate General Account Withdrawal Value, plus or minus an MVA to the extent allowed, which is determined by AUL as of the calculation date by multiplying a specified percentage times the aggregate General Account Withdrawal Value being paid, or

(2) all amounts invested under the Contract in AUL's General Account as of the date of calculation, excluding any amounts previously used or set aside to purchase annuities, in 11 approximately equal annual installments over a 10-year period (without application of the General Account Withdrawal Charge or an MVA).

     Further details regarding options (1) and (2) above and their applicability to a given Contract may be found in a Contract Supplement.

     Similar provisions (without application of an MVA) regarding Participant withdrawals apply to some Contracts issued prior to 1999 which fund SEP and SIMPLE IRA Plans.

     For some Contracts issued after 1998 that fund Employer-Sponsored 403(b) Plans, no Fixed Interest Account or General Account Withdrawal Value lump-sum option is available, only installment payments. However, AUL may amend these Contracts to permit lump-sum payouts of Fixed Interest Account or General Account funds, subject to a Withdrawal Charge and an MVA, or may otherwise allow such lump-sum payouts if the dollar-weighted average rate of interest AUL credits to amounts withdrawn from the Fixed Interest Account or General Account equals or exceeds the current interest rate credited to new contributions. Termination options may be negotiated with individual Plan sponsors depneding on unique or special circumstances.


     Until all of the terminating Contract's funds invested in AUL's Fixed Interest Account or General Account have been paid by AUL under any of the installment payments discussed above, the interest rate determined under the Contract will be credited to the remaining Withdrawal Values. Interest will be paid with each installment payment.

     When making lump-sum payouts of Fixed Interest Account or General Account funds, AUL applies an ILC or MVA, depending on the Contract. The ILC or MVA is equal to a certain percentage, as described in the Contract, multiplied by the Fixed Interest Account or General Account Withdrawal Value. In some Contracts, the ILC percentage is 6(x - y), where "x" is the Current Rate of Interest being credited by AUL to new Contributions as of the date of calculation and "y" is the average rate of interest being credited by AUL to various portions of the aggregate Fixed Interest Account or General Account Account Value as of the date of calculation. In some Contracts, the MVA percentage is 5(x - y) when "x" exceeds "y," and is deducted from the amount paid. The MVA percentage is 4(y - x) when "y" exceeds "x," and is added to the amount paid. Payment of Fixed Interest Account or General Account amounts may be delayed for up to six months after the effective date of termination.


TERMINATION BY AUL


AUL  has  the  right,   subject  to  applicable  state  law,  to  terminate  any
Participant's Account established under a Contract acquired in connection with an Employee Benefit Plan, a 457 or 409A Program, or an Employer Sponsored 403(b) Program at any time during the Contract Year if the Participant's Account Value falls below $300 ($200 for an Employer Sponsored 403(b) Program or for a Contract with both 403(b) and 401(a) funds) during the first Contract Year, or $500 ($400 for an Employer Sponsored 403(b) Program or for a Contract with both 403(b) and 401(a) funds) during any subsequent Contract Year, provided that at least six months have elapsed since the Owner's last contribution to the Contract. AUL will give notice to the Owner and the Participant that the Participant's Account is to be terminated.
Termination shall be effective six months from the date that AUL gives such notice, provided that any contributions made during the six-month notice period are insufficient to bring the Participant's Account Value up to the applicable minimum. Single Contribution Contracts have a minimum required contribution of $5,000.

     Upon termination of a Participant's Account by AUL, AUL will pay an amount equal to the Participant's Account Value as of the close of business on the effective date of termination (or, if the termination effective date is not a Valuation Date, on the next Valuation Date).Payment of this amount will be made within seven days from such effective date of termination.


     AUL may, at its option, terminate any Contract if there are no Participant Accounts in existence under the Contract.

PAYMENTS FROM THE VARIABLE ACCOUNT

     Payment of an amount from the Variable Account resulting from a cash withdrawal, transfer from a Participant's Variable Account Value, payment of the death benefit, or payment upon termination by the Owner will be made within seven days from the date a proper request is received at AUL's Home Office. However, AUL can postpone the calculation or payment of such an amount to the extent permitted under applicable law, which is currently permissible only for any period: (a) during which the New York Stock Exchange is closed other than customary week-end and holiday closings, (b) during which trading on the New York Stock Exchange is restricted as determined by the SEC, (c) during which an emergency, as determined by the SEC, exists as a result of which disposal of securities held by the Variable Account is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable Account, or (d) for such other periods as the SEC may, by order, permit for the protection of investors. For information concerning payment of an amount from the Fixed Interest Account, see "The Fixed Interest Account" and "Termination by the Owner."


                             CHARGES AND DEDUCTIONS

PREMIUM TAX CHARGE

     Various states impose a tax on premiums received by insurance companies. Whether or not a premium tax is imposed will depend on, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and AUL's status in a particular state. Premium tax rates currently range from 0% to 3.5%, but are subject to change by such governmental entities. AUL may assess a premium tax charge on certain Contracts at the time of annuitiation to reimburse itself for such premium taxes incurred, which are directly related to amounts received for the Participant from the balance applied to purchase an annuity.


WITHDRAWAL CHARGE

No deduction for sales charges is made from contributions for a Contract. However, if a cash withdrawal is made or the Contract is terminated by the Owner, then, depending on the type of Contract, a withdrawal charge (which may also be referred to as a contingent deferred sales charge) may be assessed by AUL if the Participant's Account (or, in some Contracts, the Contract) has not been in existence for a certain period of time. For some Contracts, for the first two Contract Years that a Participant's Account exists, the amount withdrawn during a Contract Year that will not be subject to a withdrawal charge is 10% of: (1) the total of all contributions made during the year that the withdrawal is being made, plus (2) the Participant's Account Value at the beginning of the Contract Year. After the first two Contract Years, and until the withdrawal charge has decreased to 0%, the amount withdrawn during a Contract Year that will not be subject to an otherwise applicable withdrawal charge is 10% of the Participant's Account Value at the beginning of the Contract Year in which the withdrawal is being made. Certain Recurring Contribution 403(b) Contracts and Contracts used with 409A and 457 Programs do not contain provisions allowing the 10% free-out since they are "Benefit Responsive" in nature.

The withdrawal charge varies based on the Contract. The maximum withdrawal charge is 8% of Account Value in excess of any 10% free-out in Contracts containing a 10% free-out provision, for the first five years; 4% of Account Value in excess of any applicable 10% free-out, for the next five years; and no withdrawal charge beyond the tenth year. Your charges may be less than the charges described. Please consult your Contract for more details.

     Withdrawal  charges are not imposed for payment of benefits for  retirement provided under "Benefit Responsive" Contracts. Under a Benefit Responsive Contract, withdrawal charges are not imposed for payment of benefits for retirement, death, disability, most terminations of employment, hardship (or unforeseeable emergencies, depending on the Contract), loan, age 70 1/2 required minimum distributions, or benefits upon attainment of age 59 1/2 (provided that the age 59 1/2 benefit is a taxable distribution paid to the Participant and not to any other person or entity, including any alternative or substitute funding medium). Notwithstanding the above, for some 403(b) Benefit Responsive Contracts, withdrawal charges will not be waived if the amount withdrawn is transferred directly by AUL to another tax-deferred annuity funding vehicle at the Participant's direction.

Under a modified Benefit Responsive Contract, withdrawal charges are not imposed for cash lump-sum payments of death benefits, or, provided the Participant has
(1) attained age 55 and has 10 years of service with the employer identified in the Plan, or (2) attained age 62, for the Plan benefits listed in the previous paragraph.

However, even in Benefit Responsive or modified Benefit Responsive Contracts, withdrawal charges (and a Market Value Adjustment in some Employee Benefit Plan and Employer



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

Sponsored 403(b) Contracts) will be applied to any withdrawal to pay a termination of employment Plan benefit prior to notification of Contract termination if the benefit is payable because of, or the underlying reason for payment of the benefit results in, the termination or partial termination of the Plan, as determined under applicable IRS guidelines. In some Contracts, withdrawal charges and a Market Value Adjustment will apply if the termination of employment occurs after the Plan Sponsor files for bankruptcy protection or ceases operations, or if such benefits exceed 20% of the Contract's Value as of the first day of the Contract Year.

     In no event will the amount of any withdrawal charge, when added to any withdrawal charges previously assessed against any amount withdrawn from a Participant's Account, exceed 8.5% of the contributions made by or on behalf of a Participant under a Contract. In addition, no withdrawal charge will be imposed upon payment of a death benefit under the Contract.

     The withdrawal charge will be used to recover certain expenses relating to sales of the Contracts, including commissions paid to sales personnel and other promotional costs. AUL reserves the right to increase the withdrawal charge for any Participant Accounts established on or after the effective date of the change.

ASSET CHARGE

AUL deducts a daily charge from the assets of each Investment Account. The charge is equal to an annual rate of 0.00%, 0.25%, 0.50%, 0.75%, 1.00% or 1.25%
of the average daily net assets of each Investment Account. (Please refer to your Contract for details regarding the Asset Charge applicable to you.) This amount is intended to compensate AUL for its professional services, administrative services (including systems recordkeeping and Investment Account accounting), case acquisition costs, compliance support, sales office expenses, overhead, sales commissions, annuity purchase rate guarantees, reasonable profit, and other related costs. AUL may use any profit derived from this charge for any lawful purpose, including contract distribution.

VARIABLE INVESTMENT PLUS

     Certain Contracts may have a portion of the Asset Charge offset, but never increased, by Variable Investment Plus (VIP) credits. The credit is calculated each month-end, is applied by AUL to purchase Accumulation Units for each Participant under the Contract, and is reported to Participants as Earnings.

     The level of the credit, as a percentage of Investment Account assets, will depend on the aggregate Investment Account assets for the Contract at the end of each month, the amount of the contributions (both first year and for subsequent years), the level of sales expenses under the Contract, and other charges that the Owner has agreed in writing to pay to AUL. Please consult your Contract to determine whether a Variable Investment Plus credit applies to your Contract and, if it does apply, what the factors are for determining the credit.


     AUL reserves the right to change the credit factors upon 60 day's notice of such change.


ADMINISTRATIVE CHARGE

     AUL may deduct an administrative charge from each Participant's Account equal to a maximum of $50 per year, deducted quarterly if the account exists on the quarterly Contract anniversary. For some Contracts, the administrative charge may be waived completely. The charge is only assessed during the Accumulation Period. When a Participant annuitizes or surrenders on any day other than a quarterly Contract anniversary, a pro rata portion of the charge for that portion of the quarter will not be assessed. The charge is deducted proportionately from the Participant's Account Value allocated among the Investment Accounts and the Fixed Interest Account. An administrative charge will not be imposed under certain Contracts if the value of a Participant's Account is equal to or more than $35,000 ($25,000 in some Contracts) on the quarterly Contract anniversary. The purpose of this charge is to reimburse AUL for the expenses associated with administration of the Contracts and operation of the Variable Account.

ADDITIONAL CHARGES AND FEES

     Some Contracts may also contain the following fees:

(1) Loan Initiation Fees: AUL may assess a Loan Initiation Fee per loan of up to $100 against the Account of any Participant for whom a Plan loan withdrawal is requested.

(2) Charge for Non-Electronic Transfers: AUL may charge a service fee per non-electronic transfer of up to $5 for non-electronic transfers between Investment Options, which will either be billed to the Owner or deducted from the Participant's Account.


(3) Distribution Fee: AUL may bill the Owner for a Distribution Fee of up to $40 for each Participant for whom a withdrawal is made in which the entire Participant Account is distributed in a lump-sum. Alternatively, AUL may assess this Distribution Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.


(4) Brokerage Window: AUL may bill the Owner or deduct from the Participant's account an annual fee of up to $100 for a Brokerage Window, available in some employer sponsored plans, which provides the Participant the ability to invest a portion of his or her Account Value in a brokerage account, to be invested in a wide range of mutual funds or other investment vehicles.

(5) Contract Termination Individual Participant Check Fee: AUL may bill the Owner a fee of up to $100 for each Participant for whom an individual check is prepared upon Contract termination. This Fee will not apply to a lump-sum payment to the Owner upon Contract termination. Alternatively, AUL may assess this Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.



(6) Investment Advice Provider Fee: AUL may bill the Owner for an investment advice provider fee in an amount separately agreed upon by the Owner and the third-party investment advice provider. There is no cost to the Participant when using the basic investment advice service. AUL may also assess an account management fee directly against the Account of each Participant who utilizes the more detailed, hands-on managed accounts service. The fee for the managed account service is a maximum of one percent of the total account value, paid in .25 percent quarterly installments. AUL will forward a portion of the fee to the investment advice provider and may retain a portion of the fee for administrative and distribution services.

(7) Guaranteed Minimum Death Benefit: AUL may charge a maximum of 0.20% of the Account Value for a Guaranteed Minimum Death Benefit. Some Contracts offer this benefit at no charge. Please consult your Contract for details regarding this benefit and the applicable charge.

(8) Plan Sponsor Investment Option Advisory Fee: AUL may bill the Owner for a Plan Sponsor Investment Option Fee. If this option is chosen, Ibbottson will recommend a plan level investment portfolio based on the Plan Sponsor's unique employee profile. A maximum fee of $1,500 applies, depending on plan assets. Plans with assets greater than $20,000,000 must contact AUL to determine the applicable fee.


(9)  Redemption Fee: A redemption fee may be charged by the underlying  funds to
     reimburse  fund  shareholders  for  expenses   associated  with  short-term
     trading. Please consult the funds' prospectuses for more details.


(10) Non-Electronic Contribution Fee: AUL may bill the Owner a fee of $1,000 for non-electronic contributions. AUL reserves the right to increase this fee.

(11) Loan Maintenance Fee: AUL may charge an annual fee of $50 per loan for loan maintenance.




OTHER CHARGES

AUL may charge the Investment Accounts of the Variable Account for the federal, state, or local income taxes incurred by AUL that are attributable to the Variable Account and its Investment Accounts. No such charge is currently assessed. In certain Contracts, unpaid charges due AUL (for which the Plan is responsible and which the Owner has, in writing, agreed to pay) will be deducted from Participant Accounts if not paid by the Owner in a timely manner. An Investment Liquidation Charge or a Market Value Adjustment, which applies only to Participants' Fixed Interest Account Values under a Contract, may be imposed upon termination by an Owner of some Contracts acquired in connection with an Employee Benefit Plan, Employer Sponsored 403(b), 409A or 457 Program and upon certain withdrawals in an Employee Benefit Plan Contract. See "Termination by the Owner" and "The Fixed Interest Account."

VARIATIONS IN CHARGES

     AUL may reduce or waive the amount of the withdrawal charge, the administrative charge, or the Asset Charge for a Contract where the expenses associated with the sale of the Contract or the administrative costs associated with the Contract are reduced. A reduction in the Asset Charge will generally be made by offsetting the charge by applying the Variable Investment Plus Option. As an example, these charges may be reduced in connection with acquisition of the Contract in exchange for another annuity contract or in exchange for another annuity contract issued by AUL. AUL may also reduce or waive these charges on Contracts sold to the directors or employees of AUL or any of its affiliates or to directors or any employees of any of the Funds.

GUARANTEE OF CERTAIN CHARGES


     AUL guarantees that the Asset Charge shall not increase on in-force Contracts. However, the Asset Charge may be increased on future Contracts. AUL also guarantees that the administrative charge will increase only to the extent necessary to recover the expenses associated with administration of the Contracts and operation of the Variable Account.

EXPENSES OF THE FUNDS

     Each Investment Account of the Variable Account purchases shares at the net asset value of the corresponding Portfolio of one of the Funds. The net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Portfolio. The advisory fees and other expenses are more fully described in the Funds' Prospectuses.

                                 ANNUITY PERIOD

GENERAL

     On the Annuity Commencement Date, the adjusted value of the Participant's Account may be applied to provide an annuity under one of the options described below. The adjusted value will be equal to the value of the Participant's Account as of the Annuity Commencement Date, reduced by any applicable premium or similar taxes and any outstanding loan balances and unpaid expense charges on those loans.

     Generally, the Contracts provide for five annuity options, any one of which may be elected if permitted by the particular Plan or applicable law. A lump-sum distribution may also be elected under most Plans. Other Annuity Options may be available upon request at the discretion of AUL. All Annuity Options are fixed and the annuity payments remain constant throughout the Annuity Period. Annuity payments are based upon annuity rates that vary with the Annuity Option selected and the age of the Annuitant (except that in the case of Option 5, the Fixed Period Option, age is not a consideration). The annuity rates are based upon an assumed interest rate indentified in the Contracts.

     Once annuity payments have commenced, a Participant cannot surrender his or her annuity and receive a lump-sum settlement in lieu thereof and cannot change the Annuity Option. If, under any option, monthly payments are less than $25 each, AUL has the right to make either a lump-sum settlement or to make larger payments at quarterly, semi-annual, or annual intervals. AUL also reserves the right to change the minimum payment amount. AUL will not allow annuitization of a Participant's Account if the total Account

Value is less than the amount specified in the Contract. Should this occur, a Participant will receive the Account Value in a lump-sum settlement.

     Annuity payments will begin on the Annuity Commencement Date. No withdrawal charge will be applied on this Date.

     A Participant or, depending on the Contract, an Owner on behalf of a Participant, may designate an Annuity Commencement Date, Annuity Option, contingent Annuitant, and Beneficiary on an Annuity Election Form that must be received by AUL at its Home Office at least 30 days prior to the Annuity Commencement Date. AUL may also require additional information before annuity payments commence. During the lifetime of the Participant and up to 30 days prior to the Annuity Commencement Date, the Annuity Option, the Annuity Commencement Date, or the designation of a contingent Annuitant or Beneficiary, if any, under an Annuity Option may be changed. To help ensure timely receipt of the first annuity payment, on the date AUL receives an annuity purchase request, it will transfer the value of a Participant's Account to the Fixed Interest Account if it is available as an Investment Option, or to the OneAmerica Money Market Investment Account (or other default Investment Option(s).if the Fixed Interest Account is not available under the Contract. The Participant's Account Value will remain in the Fixed Interest Account or the Money Market Account or other default Investment Option(s) (depending on the Contract) until the full Account Value (reflecting gains and losses) is applied to purchase the annuity on the last business day of the month preceding the Annuity Commencement Date. As of the date the annuity is purchased, a Participant's funds are no longer maintained under the Contract.


ANNUITY OPTIONS

OPTION 1 - LIFE ANNUITY

     An annuity payable monthly during the lifetime of the Annuitant that ends with the last monthly payment before the death of the Annuitant.

OPTION 2 - CERTAIN AND LIFE ANNUITY

     An annuity payable monthly during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen, or twenty years, as elected, annuity payments will be continued during the remainder of such period to the Beneficiary.

OPTION 3 - SURVIVORSHIP ANNUITY

An annuity payable monthly during the lifetime of the Annuitant, and, after the death of the Annuitant, an amount equal to 50%, 66 2/3%, or 100% (as specified in the election) of such annuity will be paid to the contingent Annuitant named in the election if and so long as such contingent Annuitant lives.


     In some Contracts, an election of this option is automatically cancelled if either the Participant or the contingent Annuitant dies before the Annuity Commencement Date. Another form of benefit would then be elected by the survivor.


OPTION 4 - INSTALLMENT REFUND LIFE ANNUITY

     An annuity payable monthly during the lifetime of the Annuitant except, that at the death of the Annuitant, the Beneficiary will receive additional annuity payments until the amount paid to purchase the annuity has been distributed.


OPTION 5 - FIXED PERIODS

     An annuity payable monthly for a fixed period (not less than 5 years or more than 30 years) as elected, with the guarantee that if, at the death of the Annuitant, payments have been made for less than the selected fixed period, annuity payments will be continued during the remainder of said period to the Beneficiary. This option is not available in all Contracts.

SELECTION OF AN OPTION

Participants should carefully review the Annuity Options with their financial or tax advisors, and reference should be made to the terms of a particular Plan for pertinent limitations respecting annuity payments and other matters. For instance, under requirements for retirement plans that qualify for treatment under Sections 401, 403(b), 408, 409A or 457 of the Internal Revenue Code, annuity payments generally must begin no later than April 1 of the calendar year following the calendar year in which the Participant reaches age 70 1/2, provided the Participant is no longer employed. For Options 2 and 5, the period elected for receipt of annuity payments under the terms of the Annuity Option generally may be no longer than the joint life expectancy of the Annuitant and Beneficiary in the year that the Annuitant reaches age 70 1/2 and must be shorter than such joint life expectancy if the Beneficiary is not the Annuitant's spouse and is more than 10 years younger than the Annuitant. Under Option 3, if the contingent Annuitant is not the Annuitant's spouse and is more than 10 years younger than the Annuitant, the 66 2/3% and 100% elections specified above may not be available.



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

                           THE FIXED INTEREST ACCOUNT

Contributions or transfers to the Fixed Interest Account become part of AUL's General Account. The General Account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of other jurisdictions in which the Contracts or certificates issued under the Contracts are distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Interest Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Interest Account has not been registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Interest Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. AUL has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Interest Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Variable Account and contains only selected information regarding the Fixed Interest Account. For more information regarding the Fixed Interest Account, see the Contract.

INTEREST


     A Participant's Fixed Interest Account Value earns interest at fixed rates that are paid by AUL. The Account Value in the Fixed Interest Account earns interest at one or more interest rates determined by AUL at its discretion and declared in advance ("Current Rate"), which are guaranteed to be at least an annual effective rate ("Guaranteed Rate") specified in the Contract. AUL will determine a Current Rate from time to time, and any Current Rate that exceeds the Guaranteed Rate will be in effect for a period of at least one year. If AUL determines a Current Rate in excess of the Guaranteed Rate, contributions or transfers to a Participant's Account which are credited to the Fixed Interest Account during the time the Current Rate is in effect are guaranteed to earn interest at that particular Current Rate for at least one year. AUL may declare a different Current Rate for a particular Contract based on costs of acquisition to AUL or the level of service provided by AUL. Transfers from other AUL annuity contracts may be transferred at a rate of interest different than the Current Rate.


     Except for transfers from other AUL annuity contracts, amounts contributed or transferred to the Fixed Interest Account earn interest at the Current Rate then in effect. Amounts transferred from other AUL annuity contracts may not earn the Current Rate, but may, at AUL's discretion, continue to earn the rate of interest which was paid under the former Contract. If AUL changes the Current Rate, such amounts contributed or transferred on or after the effective date of the change earn interest at the new Current Rate; however, amounts contributed or transferred prior to the effective date of the change may earn interest at the prior Current Rate or other Current Rate determined by AUL. Therefore, at any given time, various portions of a Participant's Fixed Interest Account Value may be earning interest at different Current Rates for different periods of time, depending upon when such portions were originally contributed or transferred to the Fixed Interest Account. AUL bears the investment risk for Participant's Fixed Interest Account Values and for paying interest at the Current Rate on amounts allocated to the Fixed Interest Account.

     For certain Contracts, AUL reserves the right at any time to change the Guaranteed Rate of interest for any Participant Accounts established on or after the effective date of the change, although once a Participant Account is established, the Guaranteed Rate may not be changed for the duration of that Account.

WITHDRAWALS AND TRANSFERS

     A Participant (or a Contract Owner on behalf of a Participant) may withdraw his or her Fixed Interest Account ("FIA") value, subject to the provisions of the Contract. This FIA value is determined as of the day the withdrawal is effected, minus any applicable withdrawal charge, plus or minus a Market Value Adjustment in certain Contracts, and minus the Participant's outstanding loan balance(s), if any, and any expense charges due thereon.

  A withdrawal  may be
requested for a specified percentage or dollar amount of the Participant's FIA value. Where a Participant has outstanding loans under a Contract, a withdrawal will be permitted only to the extent that the Participant's remaining FIA Withdrawal Value equals twice the total of the outstanding loans under the Participant's Account.

In some Contracts, the minimum amount that may be withdrawn from a Participant's FIA value is the lesser of $500 or the Participant's entire FIA value as of the date the withdrawal request is received by AUL at its Home Office. If a withdrawal is requested that would leave the Participant's FIA value less than $500, then such withdrawal request will be treated as a request for a full withdrawal from the FIA. In other Contracts, withdrawals from a Participant's Account Value may not be made in an amount less than the smaller of $5,000 or the Participant's entire Account Value. In these Contracts, AUL reserves the right to pay out the Participant's remaining Account Value if a withdrawal reduces the Participant's remaining Account Value to an amount less than $5,000.

  If a Participant has more than one Account, then the Account from which the withdrawal is to be taken must be specified and any withdrawal restrictions shall be effective at an Account level. For a further discussion of withdrawals as generally applicable to a Participant's Variable Account Value and FIA value, see "Cash Withdrawals."

     A Participant's FIA value may be transferred from the FIA to the Variable Account subject to certain limitations. Where a Participant has outstanding loans under a Contract, a transfer will be permitted only to the extent that the Participant's remaining FIA Withdrawal Value in the FIA equals twice the total of the outstanding loans under the Participant's Account. A Participant may transfer part or all of his or her FIA value (subject to the outstanding loan provision mentioned above) to one or more of the available Investment Accounts during the Accumulation Period, provided, however, that if a Participant's FIA value is $2,500 or more on the first day of a Contract Year, then amounts transferred from the FIA to an Investment Account during any given Contract Year cannot exceed 20% of the Participant's FIA value as of the beginning of that Contract Year. Transfers and withdrawals of a Participant's FIA values will be effected on a first-in, first-out basis. If a Participant has more than one Account, then the Account from which the transfer is to be taken must be specified and any transfer restrictions shall be effective at an Account level.

The 20% restriction on transfers during any given Contract Year from the FIA to an Investment Account shall not apply to some Contracts funding Employer Sponsored 403(b) Programs, Employee Benefit Plans, or 408 SEP or SIMPLE IRA Contracts if: (1) the Owner (or Plan Sponsor) selects the FIA as an Investment Option to Participants under the Contract; and(2) the Owner (or Plan Sponsor) does not select either the OneAmerica Money Market or the Vanguard Short-Term Federal Bond Investment Accounts as available Investment Options to Participants under the Contract. Then, in lieu of the 20% restriction, and following a transfer from the FIA to the Variable Account by a Participant, a transfer back to the FIA shall be allowed only after 90 days have elapsed since the last previous transfer from the FIA.

Except as noted previously, generally, there are no limitations on the number of transfers between Investment Accounts available under a Contract or the FIA. However, if AUL determines that transfers are being made on behalf of one or more Owners to the disadvantage of other Owners or Participants, the transfer right may be restricted.

AUL reserves the right, at a future date, to impose a minimum or maximum transfer amount, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend the transfer privilege or the telephone authorization, interactive voice response, or Internet-based transfers.

In addition, in some Contracts, Owner-directed transfers from the FIA are subject to a Market Value Adjustment.

Any transfer from an Investment Account of the Variable Account shall be effective as of the end of the Valuation Date in which AUL receives the request in proper form.

TRANSFER OF INTEREST OPTION

     Participants may elect to use interest earned in their Fixed Interest Account to purchase Accumulation Units in one or more Variable Accounts. Upon receipt at AUL's Home Office of properly executed written instructions to do so, AUL will, on the last business day of each month and monthly thereafter, use the interest earned in the Fixed Interest Account during that month to purchase Accumulation Units at the corresponding Accumulation Unit Value on each date that a purchase is made. To elect this Option, the Participant must have previously provided AUL with instructions specifying the Variable Investment Account or Accounts to be purchased and a percentage allocation among Investment Accounts if more than one Investment Account has been elected. If no such instructions are received by AUL, then the Participant's prior investment allocation instructions will be used by AUL to allocate purchases under this Option.

     To participate in this Option, a Participant's Fixed Interest Account Value must be greater than $10,000 and the Participant's Account must have been in existence for a period of at least one year. Amounts transferred out of the Fixed Interest Account under this Option will be considered a part of the 20% maximum amount that can be transferred from the Fixed Interest Account to a Variable Account during any given Contract Year.

CONTRACT CHARGES


     The withdrawal charge will be the same for amounts withdrawn from a Participant's Fixed Interest Account Value as for amounts withdrawn from a Participant's Variable Account Value. In addition, the administrative charge will be the same whether or not a Participant's Account Value is allocated to the Variable Account or the Fixed Interest Account. The Asset Charge will not be assessed against the Fixed Interest Account, and any amounts that AUL pays for income taxes allocable to the Variable Account will not be charged against the Fixed Interest Account. In addition, the investment advisory fees and operating expenses paid by the Funds will not be paid directly or indirectly by Participants to the extent the Account Value is allocated to the Fixed Interest Account; however, such Participants will not participate in the investment experience of the Variable Account. See "Charges and Deductions."


     An investment liquidation charge or Market Value Adjustment, depending on the Contract, may be imposed upon termination by an Owner of a Contract and upon certain withdrawals in certain Contracts. See "Termination by the Owner" and "The Fixed Interest Account."

PAYMENTS FROM THE FIXED INTEREST ACCOUNT

     Withdrawals and transfers from the Fixed Interest Account or other distribution benefit based upon a Participant's Fixed Interest Account Value may be delayed for up to six months after a written request in proper form is received by AUL at its Home Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the Participant's Fixed Interest Account Value. For information on payment upon termination by the Owner of a Contract acquired in connection with an Employee Benefit Plan, an Employer Sponsored 403(b) Program, or a 409A or 457 Program, see "Termination by the Owner."

LOANS FROM THE FIXED INTEREST ACCOUNT

     A Participant under a 403(b) Program, other than an Employer Sponsored 403(b) Program, who has a Participant Account Value in the Fixed Interest Account may borrow money from AUL using his or her Fixed Interest Account Value as the only security for the loan by submitting a proper written request to AUL's Home Office. A loan may be taken any time prior to the Annuity Commencement Date. The minimum loan that can be taken at any time is $2,000, unless a lower minimum loan amount is specified by state law or Department of Labor regulations. The maximum amount that can be borrowed at any time is an amount which, when combined with the largest loan balance during the prior 12 months, does not exceed the lesser of (1) 50% of the Participant's Withdrawal Value in the Fixed Interest Account, or (2) $50,000. The Participant's Withdrawal Value in the Fixed Interest Account, which must be at least twice the amount of the outstanding loan balance, shall serve as security for the loan, and shall continue to earn interest as described under "Interest." Payment by AUL of the loan amount may be delayed for up to six months. If a Participant has more than one Participant Account invested in the Fixed Interest Account, then the account in which funds are to be held as security for the loan must be specified, and any loan restrictions shall be effective at an Account level.

     Interest will be charged for the loan, and will accrue on the loan balance from the effective date of any loan. The interest rate will be declared by AUL at the beginning of each calendar quarter, or, with respect to Contracts or Participants in some states, annually. The interest charged will be determined under a procedure specified in the loan provision of the Contract; the interest rate generally follows the Moody's Corporate Bond Yield Average-Monthly Average Corporates as published by Moody's Investors Service. However, no change from a previously established rate will be made in an amount less than .50% in any periodic adjustment. The Contract should be consulted for more information. The loan balance shall also be subject to a loan expense charge equal to 2% of each loan repayment unless such a charge is prohibited by state law.

     Loans to Participants must be repaid within a term of five years, unless the Participant certifies to AUL that the loan is to be used to acquire a principal residence for the Participant, in which case the term may be longer. Loan repayments must be made at least quarterly. Upon receipt of a repayment, AUL will deduct the 2% expense charge from the repayment and will apply the balance first to any accrued interest and then to the outstanding loan principal.


     If a loan either remains unpaid at the end of its term, or if at any time during the Accumulation Period, 102% of the total of all the Participant's loan balances equals the Participant's Withdrawal Value allocated to the Fixed
Interest Account, then AUL will deduct these loan balances, as well as an expense charge equal to 2% of the outstanding loan balances, from the Participant's Fixed Interest Account Value to the extent permitted by law. If a Participant has outstanding loans, then withdrawals or transfers to the Variable Account will be permitted only to the extent that the remaining Participant's Withdrawal Value in the Fixed Interest Account equals or exceeds twice the total of any outstanding loans under the Contract. All loan balances plus the 2% expense charge must be paid or satisfied in full before any amount based upon a Participant's Fixed Interest Account Value is paid as a withdrawal, as a death benefit, upon annuitization, or other permitted distribution.


     The restrictions or limitations stated above may be modified, or new restrictions and limitations added, to the extent necessary to comply with
Section 72(p) of the Internal Revenue Code or its regulations, under which a loan will not be treated as a distribution under a 403(b) Program, or other applicable law as determined by AUL. It should be noted that the Internal Revenue Service has issued regulations which cause the outstanding balance of a loan to be treated as a taxable distribution if the loan is not repaid in a timely manner.

                              MORE ABOUT THE CONTRACTS

DESIGNATION AND CHANGE OF BENEFICIARY

     The Beneficiary designation will remain in effect until changed. Payment of benefits to any Beneficiary are subject to the specified Beneficiary surviving the Participant. Unless otherwise provided, if no designated Beneficiary is living upon the death of the Participant prior to the Annuity Commencement Date, the Participant's estate is the Beneficiary. Unless otherwise provided, if no designated Beneficiary under an Annuity Option is living after the Annuity Commencement Date, upon the death of the Annuitant, the Annuitant's estate is the Beneficiary.

     Subject to the rights of an irrevocably designated Beneficiary, the designation of a Beneficiary may be changed or revoked at any time while the Participant is living by filing with AUL a written beneficiary designation or revocation in such form as AUL may require. The change or revocation will not be binding upon AUL until it is received by AUL at its Home Office. When it is so received, the change or revocation will be effective as of the date on which the beneficiary designation or revocation was signed, but the change or revocation will be without prejudice to AUL if any payment has been made or any action has been taken by AUL prior to receiving the change or revocation.

     Reference should be made to the terms of the particular Plan and any applicable law for any restrictions on the beneficiary designation. For instance, under an Employee Benefit Plan or Employer Sponsored 403(b) Program, the Beneficiary (or contingent Annuitant) must be the Participant's spouse if the Participant is married, unless the spouse properly consents to the designation of a Beneficiary (or contingent Annuitant) other than the spouse.

ASSIGNABILITY


     In some Contracts, no benefit or privilege under a Contract may be sold, assigned, discounted, or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person or entity other than AUL.



PROOF OF AGE AND SURVIVAL

     AUL may require proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS

     If the age of an Annuitant or contingent Annuitant has been misstated, the correct amount paid or payable by AUL shall be such as the Participant's Account Value would have provided for the correct age.



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

TERMINATION OF RECORDKEEPING SERVICES

     AUL generally provides Plan recordkeeping services when all of a Plan's funds are held under a Contract. AUL reserves the right to terminate an administrative services agreement for a Plan or a Contract if the Owner elects to allocate Plan assets to investments other than an AUL Contract, or if in AUL's judgment, the Plan's recordkeeping practices impose an administrative or financial burden on AUL. If AUL ceases to provide Plan recordkeeping for any reason, any administrative services agreement between the Owner and AUL regarding the Owner's Plan, then AUL's responsibilities under such administrative services agreement will automatically cease. Likewise, if an administrative services agreement is terminated by AUL for any reason, individual Participant Accounts will not continue to be maintained under the Contract.

                              FEDERAL TAX MATTERS

INTRODUCTION

The Contracts described in this Prospectus are designed for use by Employer, association, and other group retirement plans under the provisions of Sections 401, 403, 408, 408A, 409A and 457 of the Internal Revenue Code ("Code"). The
ultimate effect of federal income taxes on values under a Contract, the Participant's Account, on annuity payments, and on the economic benefits to the Owner, the Participant, the Annuitant, and the Beneficiary or other payee may depend upon the type of Plan for which the Contract is purchased and a number of different factors. The discussion contained herein and in the Statement of Additional Information is general in nature. It is based upon AUL's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS. Moreover, no attempt is made to consider any applicable state or other laws. Because of the inherent complexity of such laws and the fact that tax results will vary according to the particular circumstances of the Plan or individual involved, any person contemplating the purchase of a Contract, or becoming a Participant under a Contract, or receiving annuity payments under a Contract should consult a qualified tax advisor.

AUL DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS, FEDERAL, STATE, OR LOCAL, OF ANY CONTRACT OR PARTICIPANT'S ACCOUNT OR ANY TRANSACTION INVOLVING THE CONTRACTS.

TAX STATUS OF THE COMPANY AND THE VARIABLE ACCOUNT

     AUL is taxed as a life insurance company under Part I, Subchapter L of the Code. Because the Variable Account is not taxed as a separate entity and its operations form a part of AUL, AUL will be responsible for any federal income taxes that become payable with respect to the income of the Variable Account. However, each Investment Account will bear its allocable share of such liabilities. Under current law, no item of dividend income, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.

     Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a "regulated investment company" under the Code. AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account. Were such a Fund not to so qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408 Programs).

     Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards is determined by taking into account an Investment Account's share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55% of the total assets of a Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers.

TAX TREATMENT OF RETIREMENT PROGRAMS

     The Contracts described in this Prospectus are offered for use with several types of retirement programs as described in "The Contracts." The tax rules applicable to Participants in such retirement programs vary according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of retirement programs. Participants under such programs, as well as Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.

     Generally, no taxes are imposed on the increases in the value of a Contract by reason of investment experience or Employer contributions until a distribution occurs, either as a lump-sum payment or annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Commencement Date.

     The amounts that may be contributed to the Plans are subject to limitations that may vary depending on the type of Plan. In addition, early distributions from most Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Plan to be disqualified. Furthermore, distributions from most Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Participant to penalty taxes. As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Participants and their Beneficiaries.

     Below are brief descriptions of various types of retirement programs and the use of the Contracts in connection therewith.

EMPLOYEE BENEFIT PLANS

     Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

     If a Participant under an Employee Benefit Plan receives a lump-sum distribution, the portion of the distribution equal to any contribution that was taxable to the Participant in the year when paid is received tax free. The balance of the distribution will be treated as ordinary income. Special ten-year averaging and a capital-gains election may be available to a Participant who reached age 50 before 1986.

     Under an Employee Benefit Plan under Section 401 of the Code, when annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to contributions that were taxable to the Participant in the year made, if any, is excluded from gross income as a return of the Participant's investment. The portion so excluded is determined at the time the payments commence by dividing the Participant's investment in the Contract by the expected return. The periodic payments in excess of this amount are taxable as ordinary income. Once the Participant's investment has been recovered, the full annuity payment will be taxable. If the annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant's final return. If the Participant made no contributions that were taxable to the Participant in the year made, there would be no portion excludable.

403(b) PROGRAMS

     Code Section 403(b) permits public school systems and certain types of charitable, educational, and scientific organizations specified in Code Section 501(c)(3) to purchase annuity contracts on behalf of their employees, and, subject to certain limitations, allows employees of those organizations to exclude the amount of contributions from gross income for federal income tax purposes.


     If a Participant under a 403(b) Program makes a withdrawal, the Participant will realize income taxable at ordinary tax rates on the full amount received. See "Constraints on Withdrawal - 403(b) Programs." Since, under a 403(b) Program, contributions generally are excludable from the taxable income of the employee, the full amount received will usually be taxable as ordinary income when annuity payments commence.


408 and 408A PROGRAMS

     1. Individual Retirement Annuities

Code Sections 219 and 408 permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plans, a Simple IRA plan and a traditional Individual Retirement Annuity/Account ("IRA"). These IRA accounts are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRA's may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances.

     If a Participant under a 408 Program makes a withdrawal from the Participant's Account, the Participant generally will realize income taxable at ordinary tax rates on the full amount received. Since, under a 408 Program, contributions generally are deductible from the taxable income of the employee, the full amount received will usually be taxable as ordinary income when annuity payments commence.

  2. Roth IRA


     A Roth IRA under Code Section 408A is available for retirement savings for individuals with earned income. The Contract may be purchased as a Roth IRA. A Roth IRA allows an individual to contribute non-deductible contributions for retirement purposes, with the earnings income tax-deferred, and the potential ability to withdraw the money income tax-free under certain circumstances. Roth IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and the time when distributions must commence. Roth IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual Premium for a Roth IRA may not exceed certain limits. In addition, a taxpayer may elect to convert an IRA to a Roth IRA, accelerating deferred income taxes on previous earnings in the IRA to a current year.


409A and 457 PROGRAMS

Section 457 of the Code permits employees of state and local governments and units and agencies of state and local governments as well as tax-exempt organizations described in Section 501(c)(3) of the Code (excluding churches) to defer a portion of their compensation without paying current taxes in either a 457(b) eligible plan or a 457(f) ineligible plan.

If the Employer sponsoring a 457(b) Program requests and receives a withdrawal for an eligible employee in connection with the Program, then the amount received by the employee will be taxed as ordinary income. Since, under a 457(b) Program, contributions are excludable from the taxable income of the employee, the full amount received will be taxable as ordinary income when annuity payments commence or other distribution is made (governmental) or when paid or made available (non-governmental).

In a 457(f) ineligible plan, contributions to the Plan are includible in the employee's gross income when these amounts are no longer subject to substantial risk of forfeiture (i.e., no longer conditioned upon future performance of substantial services).

The nonqualified deferred compensation plan of any employer who is not eligible to establish a 457 plan - and any 457(f) plan - are subject to Section 409A of the Code. A Section 409A Plan may allow an employee to defer a portion of his compensation without paying current taxes. Such deferrals are taxable when they are no longer subject to a substantial risk of forfeiture.

TAX PENALTY

Any distribution made to a Participant from an Employee Benefit Plan, 403(b) Program or a 408 Program other than on account of one or more of the following events will be subject to a 10% penalty tax on the amount distributed:

   (a) the Participant has attained age 59 1/2;
   (b) the Participant has died; or
   (c) the Participant is disabled.

In addition, a distribution from an Employee Benefit Plan will not be subject to a 10% penalty tax on the amount distributed to a Participant after separation from service after attainment of age 55. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to a penalty tax. Certain amounts paid for medical care also may not be subject to a penalty tax.


     Any permitted distribution from a Participant Account under a 403(b) Program will be subject to a 10% excise tax unless the Participant satisfies one of the exemptions listed above for Employee Benefit Plans. See "Constraints on Withdrawals - 403(b) Programs."


WITHHOLDING

     Distributions from an Employee Benefit Plan under Code Section 401(a) or a 403(b) Program to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form of a lump-sum settlement or periodic annuity payments for a fixed period of fewer than 10 years, are subject to mandatory federal income tax withholding of 20% of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another eligible retirement program. The taxable amount is the amount of the distribution, less the amount allocable to after-tax contributions.

     All other types of distributions from Employee Benefit Plans and 403(b) Programs, and all distributions from Individual Retirement Accounts, are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from annuity payments (other than those subject to mandatory 20% withholding) pursuant to the recipient's withholding certificate. If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10% rate.

     Withholding on annuity payments and other distributions from the Contract will be made in accordance with regulations of the Internal Revenue Service.


                                OTHER INFORMATION

VOTING OF SHARES OF THE FUNDS

     AUL is the legal owner of the shares of the Portfolios of the Funds held by the Investment Accounts of the Variable Account. In accordance with its view of present applicable law, AUL will exercise voting rights attributable to the shares of the Funds held in the Investment Accounts at regular and special meetings of the shareholders of the Funds on matters requiring shareholder voting under the 1940 Act.

     AUL will exercise these voting rights based on instructions received from persons having the voting interest in corresponding Investment Accounts of the Variable Account and consistent with any requirements imposed on AUL under contracts with any of the Funds, or under applicable law. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result AUL determines that it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

     The person having the voting interest under a Contract is the Owner or the Participant, depending on the type of Plan. Generally, a Participant will have a voting interest under a Contract to the extent of the Vested portion of his or her Account Value. AUL shall send to each Owner or Participant a Fund's proxy materials and forms of instruction by means of which instructions may be given to AUL on how to exercise voting rights attributable to the Funds' shares. In the case of a Contract acquired in connection with an Employee Benefit Plan or an Employer Sponsored 403(b) Program, AUL may furnish the Owner with sufficient Fund proxy materials and voting instruction forms for all Participants under a Contract with any voting interest.

     Unless otherwise required by applicable law or under a contract with any of the Funds, with respect to each of the Funds, the number of Fund shares of a particular Portfolio as to which voting instructions may be given to AUL is determined by dividing the value of all of the Accumulation Units of the corresponding Investment Account attributable to a Contract or a Participant's Account on a particular date by the net asset value per share of that Portfolio as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date coinciding with the date established by a Fund for determining shareholders eligible to vote at the meeting of the Fund. If required by the SEC or under a contract with any of the Funds, AUL reserves the right to determine in a different fashion the voting rights attributable to the shares of the Fund. Voting instructions may be cast in person or by proxy.


     Voting rights attributable to the Contracts or Participant Accounts for which no timely voting instructions are received will be voted by AUL in the same proportion as the voting instructions which are received in a timely manner for all Contracts and Participant Accounts participating in that Investment Account. AUL will vote shares of any Investment Account, if any, that it owns beneficially in its own discretion, except that if a Fund offers its shares to any insurance company separate account that funds variable life insurance contracts or if otherwise required by applicable law, AUL will vote its own shares in the same proportion as the voting instructions that are received in a timely manner for Contracts and Participant Accounts participating in the Investment Account.

     Neither the Variable Account nor AUL is under any duty to inquire as to the instructions received or the authority of Owners or others to instruct the voting of shares of any of the Funds.

SUBSTITUTION OF INVESTMENTS

     AUL reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Variable Account or any Investment Account or that the Variable Account or any Investment Account may purchase. If shares of any or all of the Portfolios of a Fund should become unavailable for investment, or if, in the judgment of AUL's management, further investment in shares of any or all Portfolios of a Fund should become inappropriate in view of the purposes of the Contracts, AUL may substitute shares of another Portfolio of a Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contracts. AUL may also purchase, through the Variable Account, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners or as permitted by federal law.

     Where required under applicable law, AUL will not substitute any shares attributable to an Owner's interest in an Investment Account or the Variable Account without notice, Owner or Participant approval, or prior approval of the SEC or a state insurance commissioner, and without following the filing or other procedures established by applicable state insurance regulators.

     AUL also reserves the right to establish additional Investment Accounts of the Variable Account that would invest in a new Portfolio of a Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. New Investment Accounts may be established in the sole discretion of AUL, and any new Investment Account will be made available to existing Owners on a basis to be determined by AUL. Not all Investment Accounts may be available under a particular Contract. AUL may also eliminate or combine one or more Investment Accounts or cease permitting new allocations to an Investment Account if, in its sole discretion, marketing, tax, or investment conditions so warrant.

     Subject to any required regulatory approvals, AUL reserves the right to transfer assets of any Investment Account of the Variable Account to another separate account or Investment Account.

     In the event of any such substitution or change, AUL may, by appropriate endorsement, make such changes in these and other Contracts as may be necessary or appropriate to reflect such substitution or change. If deemed by AUL to be in the best interests of persons having voting rights under the Contracts, the Variable Account may be operated as a management investment company under the 1940 Act or any other form permitted by law, it may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of AUL or an affiliate thereof. Subject to compliance with applicable law, AUL also may combine one or more Investment Accounts and may establish a committee, board, or other group to manage one or more aspects of the operation of the Variable Account.


REDEMPTION FEES

     Some Funds may charge a redemption fee for short-term trading in their Fund. AUL will assess any applicable fee against the Account Value and forward the fee on to the Fund company. Please consult the Fund prospectus to determine whether redemption fees apply to the Fund and for details regarding the fee.



CHANGES TO COMPLY WITH LAW AND AMENDMENTS

     AUL reserves the right, without the consent of Owners or Participants, to make any change to the provisions of the Contracts to comply with, or to give Owners or Participants the benefit of, any federal or state statute, rule, or regulation, including, but not limited to, requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

     AUL reserves the right to make certain changes in the Contracts. Depending on the Contract, AUL has the right at any time to change the Guaranteed Rate of interest credited to amounts allocated to the Fixed Interest Account for any Participant Accounts established on or after the effective date of the change, although once a Participant's Account is established, the Guaranteed Rate may not be changed for the duration of the Account.

     Depending on the Contract, after the fifth anniversary of a Contract, AUL has the right to change any annuity tables included in the Contract, but any such change shall apply only to Participant Accounts established on or after the effective date of such a change. AUL also has the right to change the withdrawal charge and, within the limits described under "Guarantee of Certain Charges," the administrative charge.

RESERVATION OF RIGHTS

     AUL reserves the right to refuse to accept new contributions under a Contract and to refuse to accept new Participants under a Contract.

PERIODIC REPORTS

     AUL will send quarterly statements showing the number, type, and value of Accumulation Units credited to the Contract or to the Participant's Account, as the case may be. AUL will also send statements reflecting transactions in a Participant's

Account as required by applicable law. In addition, every person having voting rights will receive such reports or Prospectuses concerning the Variable Account and the Funds as may be required by the 1940 Act and the 1933 Act.

LEGAL PROCEEDINGS

     There are no legal proceedings pending to which the Variable Account is a party, or which would materially affect the Variable Account.

LEGAL MATTERS

     Legal matters in connection with the issue and sale of the Contracts described in this Prospectus and the organization of AUL, its authority to issue the Contracts under Indiana law, and the validity of the forms of the Contracts under Indiana law have been passed upon by John C. Swhear, Associate General Counsel of AUL.

     Legal matters relating to the federal securities and federal income tax laws have been passed upon by Dechert LLP, Washington, D.C.




                       STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to AUL. The Table of Contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY...........................................    3
DISTRIBUTION OF CONTRACTS.................................................    3
CUSTODY OF ASSETS.........................................................    3
LIMITS ON CONTRIBUTIONS TO RETIREMENT PLANS...............................    3
  403(b) Programs.........................................................    3
  408 and 408A Programs...................................................    4
  457(b)Programs..........................................................    4
  Employee Benefit Plans..................................................    4
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.............................    4
FINANCIAL STATEMENTS......................................................    5

A Statement of Additional Information may be obtained by calling or writing AUL at the telephone number and address set forth in the front of this Prospectus.

================================================================================



          No dealer, salesman or any other person is authorized by the AUL American Unit Trust or by AUL to give any information or to make any representation other than as contained in this Prospectus in connection with the offering described herein.


          AUL has filed a Registration Statement with the Securities and Exchange Commission, Washington, D.C. For further information regarding the AUL American Unit Trust, AUL and its variable annuities, please reference the Registration statement and the exhibits filed with it or incorporated into it. All contracts referred to in this prospectus are also included in that filing.


          The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.


================================================================================



                             AUL AMERICAN UNIT TRUST

                        Group Variable Annuity Contracts
                                     Sold By

                                 AMERICAN UNITED
                            LIFE INSURANCE COMPANY(R)


                               One American Square
                           Indianapolis, Indiana 46282


                                   PROSPECTUS



                             Dated: May 1, 2007




================================================================================




                       STATEMENT OF ADDITIONAL INFORMATION




                                   May 1, 2007




                             AUL American Unit Trust
                        Group Variable Annuity Contracts

                                   Offered By


                    American United Life Insurance Company(R)
                               One American Square
                           Indianapolis, Indiana 46282


                                 (800) 249-6269




                   Annuity Service Office Mail Address:
                 P.O. Box 6148, Indianapolis, Indiana 46206-6148




         This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for AUL American Unit Trust, dated May 1, 2007.


         A Prospectus is available without charge by calling or writing to American United Life Insurance Company(R) at the telephone number or address shown above or by mailing the Business Reply Mail card included in this Statement of Additional Information.

                                TABLE OF CONTENTS


Description                                                                Page
GENERAL INFORMATION AND HISTORY...........................................    3
DISTRIBUTION OF CONTRACTS.................................................    3
CUSTODY OF ASSETS.........................................................    3
LIMITS ON CONTRIBUTIONS TO RETIREMENT PLANS...............................    3
  403(b) Programs.........................................................    3
  408 and 408A Programs...................................................    4
  457 Programs............................................................    4
  Employee Benefit Plans..................................................    4
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.............................    4
FINANCIAL STATEMENTS......................................................    4

                         GENERAL INFORMATION AND HISTORY

     For a general description of AUL and AUL American Unit Trust (the "Variable Account"), see the section entitled "Information about AUL, The Variable Account, and The Funds" in the Prospectus.

                            DISTRIBUTION OF CONTRACTS

     OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable annuity contracts (the "Contracts") described in the Prospectus and in this Statement of Additional Information. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the "SEC") as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.

     AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The broker-dealers are required to be registered with the SEC and members of the National Association of Securities Dealers, Inc.

     OneAmerica Securities, Inc. serves as the Principal Underwriter without compensation from the Variable Account.

                                CUSTODY OF ASSETS

     The assets of the Variable Account are held by AUL. The assets are kept physically segregated and are held separate and apart from the assets of other separate accounts of AUL and from AUL's General Account assets. AUL maintains records of all purchases and redemptions of shares of Funds offered hereunder.


                   LIMITS ON CONTRIBUTIONS TO RETIREMENT PLANS

403(b) PROGRAMS


     Contributions to a 403(b) Program are excludable from a Participant's gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Participant's salary reduction contributions to a 403(b) Program to $15,500 for 2007. The limit may be reduced by salary reduction contributions to another type of retirement plan. A Participant with at least 15 years of service for a "qualified organization" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $5,000 per year, subject to an aggregate limit of $15,000 for all years



     Section 415(c) also provides an overall limit on the amount of Employer and Participant's salary reduction contributions to a Section 403(b) Program that will be excludable from an employee's gross income in a given year. The Section 415(c) limit is the lesser of (a) $45,000, or (b) 100% of the Participant's annual compensation. This limit will be reduced if a Participant also participates in an Employee Benefit Plan maintained by a business that he or she controls.


     The limits described above do not apply to amounts "rolled over" from another eligible retirement program. A Participant who receives an "eligible rollover distribution" will be permitted either to roll over such amount to another eligible retirement program or an IRA within 60 days of receipt or to make a direct rollover to another eligible retirement program or an IRA without recognition of income. An "eligible rollover distribution" means any distribution to a Participant of all or any taxable portion of the balance to his credit under an eligible retirement program, other than a required minimum distribution to a Participant who has reached age 70 1/2 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life or life expectancy of the Participant or his beneficiary or (2) over a specified period of 10 years or more. Provisions of the Internal Revenue Code require that 20% of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

408 AND 408A PROGRAMS


     Contributions to the individual retirement annuity/account of a Participant under a 408 or 408A Program that is described in Section 408(c) of the Internal Revenue Code are subject to the limits on contributions to individual retirement accounts under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions to an individual retirement annuity/account are limited to the lesser of $4,000 per year ($5,000 per year for the year 2008 and thereafter) or the Participant's annual compensation. In the case of a participant who has attained the age of 50 before the close of the taxable year, the deductible amount for such taxable year increases by $1,000. If a married couple files a joint return, each spouse may, in a great majority of cases, make contributions to his or her IRA up to the $4,000 limit ($5,000 for 2008 and thereafter). The extent to which a Participant may deduct contributions to this type of 408 Program depends on his or her spouse's gross income for the year and whether either participate in another employer-sponsored retirement plan.



     Withdrawals   from  Roth   IRAs  may  be  made   tax-free   under   certain
circumstances. Please consult your tax advisor for more details.


     Contributions to a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits Employer contributions and Participant salary reduction contributions (if permitted) to a simplified employee pension plan to the lesser of (a) 25% of the Participant's compensation, or (b) $45,000. Salary reduction contributions, if any, are subject to additional annual limits.



457 PROGRAMS

     Deferrals by a  Participant  to a 457 Program  generally  are limited under
Section 457(b) of the Internal Revenue Code to the lesser of (a) $15,500, or (b) 100% of the Participant's includable compensation. If the Participant participates in more than one 457 Program, this limit applies to contributions to all such programs. The Section 457(b) limit is increased during the last three years ending before the Participant reaches his normal retirement age under the 457 Program.



EMPLOYEE BENEFIT PLANS

     The applicable annual limits on contributions to an Employee Benefit Plan depend upon the type of plan. Total contributions on behalf of a Participant to all defined contribution plans maintained by an Employer are limited under
Section 415(c) of the Internal Revenue Code to the lesser of (a) $45,000, or (b) 100% of a Participant's annual compensation. Salary reduction contributions to a cash-or-deferred arrangement under a profit sharing plan are subject to additional annual limits. Contributions to a defined benefit pension plan are actuarially determined based upon the amount of benefits the Participants will receive under the plan formula. The maximum annual benefit any Participant may receive under an Employer's defined benefit plan is limited under Section 415(b) of the Internal Revenue Code. The limits determined under Section 415(b) and (c) of the Internal Revenue Code are further reduced for a Participant who participates in a defined contribution plan and a defined benefit plan maintained by the same employer.



                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



     The combined balance sheets for OneAmerica Financial Partners, Inc. at December 31, 2006 and 2005 and the related combined statements of operations, changes in shareholder's equity and comprehensive income and statements of cash flows for the years then ended, appearing herein have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. The statements of net assets, and the related statements of operations and of changes in net assets and the financial highlights for the AUL American Unit Trust at December 31, 2006 appearing herein have been audited by PricewaterhouseCoopers LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.




A MESSAGE FROM
THE PRESIDENT AND CHIEF EXECUTIVE OFFICER OF
AMERICAN UNITED LIFE INSURANCE COMPANY(R)

TO PARTICIPANTS IN AUL AMERICAN UNIT TRUST

With 2006 officially behind us, I'd like to step back and reflect on our year-end investment returns.

The U.S. equity market advanced for the fourth straight year in 2006 with calendar year performance exceeding most investors' expectations. Three major equity indices (the S&P 500, the Dow Jones Industrial Average and the NASDAQ Composite) each achieved double-digit total returns during the 12 months. After peaking last summer at more than $77.00 a barrel, the decline in oil prices during the remainder of the year provided a powerful economic stimulus to stock market returns.

Despite perplexing movements in bond yields, the bond market provided respectable returns during 2006. Bond investors tend to focus on changes in Federal Reserve Board policy. After an aggressive two-year campaign of raising short-term borrowing costs, the Fed changed its stance after the June 2006 Federal Open Market Committee meeting. To combat the possibility of an economic recession, the Fed left rates unchanged during the second half of the year, a move that pleased bond investors.

Many equity investors are approaching 2007 with a high level of optimism, hoping for a repeat of last year's double-digit gains. A primary factor behind this optimism is the growing belief that Federal Chairman Ben Bernanke has controlled the level of interest rates, thereby stifling inflationary pressures without sending the economy into recession. However, the stock market experienced a considerable advance during the second half of 2006, without any major interruption. Although the stock market can perform well in the months to come, periods of profit taking should not be ruled out.

The bond market is expected to provide relatively stable returns with longer-term rates range-bound in upcoming months. However, any sort of "growth scare", oil supply shock, geo-political turmoil or corporate scandal could elicit a market correction.

In closing, American United Life Insurance Company(R) remains committed to serving your investment needs. We appreciate your continued confidence and support.

                                       Dayton H. Molendorp, CLU
                                       President & Chief Executive Officer of
                                       American United Life Insurance Company(R)

Indianapolis, Indiana
February 28, 2007

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Contract Owners of
AUL American Unit Trust and
Board of Directors of
American United Life Insurance Company

In our opinion, the accompanying statements of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AUL American Unit Trust (the "Trust") at December 31, 2006, and the results of its operations, changes in its net assets, and financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

Indianapolis, Indiana
April 24, 2007

                             AUL American Unit Trust
                                OneAmerica Funds
                                      Value

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                                 Investments           Cost of       Mutual Fund
                                    at Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $  102,174,020    $   86,185,776         3,935,227
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $   96,771,250        15,817,104    $         6.12
Band 100                                 -                 -                6.17
Band 75                                  -                 -                6.22
Band 50                                  -                 -                6.27
Band 25                                  -                 -                6.32
Band 0                                   -                 -                1.81
Band S                             5,402,770           151,386             35.69
                              --------------    --------------
Total                         $  102,174,020        15,968,490
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $    1,404,285
   Mortality & expense charges                                         1,192,307
                                                                  --------------
   Net investment income (loss)                                          211,978
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                            4,499,373
   Realized gain distributions                                         6,489,306
   Net change in unrealized appreciation (depreciation)                  251,847
                                                                  --------------
   Net gain (loss)                                                    11,240,526
                                                                  --------------
Increase (decrease) in net assets from operations                 $   11,452,504
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended     Year ended
                                                       12/31/2006     12/31/2005
                                                     ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $  5,296,999   $    (65,742)
   Net realized gain (loss)                             4,499,373      3,427,003
   Realized gain distributions                          1,404,285      5,991,753
   Net change in unrealized appreciation
      (depreciation)                                      251,847     (2,924,155)
                                                     ------------   ------------
Increase (decrease) in net assets from operations      11,452,504      6,428,859
                                                     ------------   ------------
Contract owner transactions:
   Proceeds from units sold                            21,430,192     26,912,653
   Cost of units redeemed                             (31,240,552)   (25,584,227)
                                                     ------------   ------------
   Increase (decrease)                                 (9,810,360)     1,328,426
                                                     ------------   ------------
Net increase (decrease)                                 1,642,144      7,757,285
Net assets, beginning                                 100,531,876     92,774,591
                                                     ------------   ------------
Net assets, ending                                   $102,174,020   $100,531,876
                                                     ============   ============

Units sold                                              3,774,829      4,977,255
Units redeemed                                         (5,466,799)    (4,925,244)
                                                     ------------   ------------
Net increase (decrease)                                (1,691,970)        52,011
Units outstanding, beginning                           17,660,460     17,608,449
                                                     ------------   ------------
Units outstanding, ending                              15,968,490     17,660,460
                                                     ============   ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $ 281,180,302
Cost of units redeemed                                              (244,798,381)
Net investment income (loss)                                          20,940,984
Net realized gain (loss)                                              15,980,351
Realized gain distributions                                           12,882,520
Net change in unrealized appreciation (depreciation)                  15,988,244
                                                                   -------------
                                                                   $ 102,174,020
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                OneAmerica Funds
                                      Value

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     6.12      $   96,771             1.25%              12.1%
12/31/05               5.46         100,532             1.25%               8.5%
12/31/04               5.03          87,636             1.25%              13.5%
12/31/03               4.43          71,907             1.25%              34.7%
12/31/02               3.29          52,224             1.25%              -8.1%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     6.17      $        -             1.00%              12.4%
12/31/05               5.49               -             1.00%               8.7%
12/31/04               5.05               -             1.00%              13.9%
12/31/03               4.43               -             1.00%              12.7%
10/02/03               3.93               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     6.22      $        -             0.75%              12.7%
12/31/05               5.52               -             0.75%               8.9%
12/31/04               5.06               -             0.75%              14.2%
12/31/03               4.43               -             0.75%              12.7%
10/02/03               3.93               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     6.27      $        -             0.50%              13.0%
12/31/05               5.55               -             0.50%               9.2%
12/31/04               5.08               -             0.50%              14.5%
12/31/03               4.44               -             0.50%              12.8%
10/02/03               3.93               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     6.32      $        -             0.25%              13.3%
12/31/05               5.58               -             0.25%               9.5%
12/31/04               5.10               -             0.25%              14.8%
12/31/03               4.44               -             0.25%              12.9%
10/02/03               3.93               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.81      $        -             0.00%              13.5%
12/31/05               1.60               -             0.00%               9.8%
12/31/04               1.46               -             0.00%              14.6%
12/31/03               1.27               -             0.00%              13.4%
10/02/03               1.12               -             0.00%               0.0%

                                    BAND S
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $    35.69      $    5,403             0.50%              13.0%
12/31/05              31.59           5,048             0.50%               9.3%
12/31/04              28.89           5,138             0.50%              14.6%
12/31/03              25.21           4,684             1.20%              36.8%
12/31/02              18.43           3,623             1.20%              -9.6%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006                2005               2004              2003               2002
1.4%                1.2%               0.8%              1.0%               1.1%

                             AUL American Unit Trust
                                OneAmerica Funds
                                  Money Market

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $   30,444,402    $   30,444,402        30,444,402
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $   30,444,402        20,083,807    $         1.52
Band 100                                 -                 -                1.53
Band 75                                  -                 -                1.54
Band 50                                  -                 -                1.55
Band 25                                  -                 -                1.57
Band 0                                   -                 -                1.10
                              --------------    --------------
Total                         $   30,444,402        20,083,807
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $    1,374,583
   Mortality & expense charges                                           385,466
                                                                  --------------
   Net investment income (loss)                                          989,117
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $      989,117
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended     Year ended
                                                       12/31/2006     12/31/2005
                                                     ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $    989,117   $    423,009
   Net realized gain (loss)                                   -              -
   Realized gain distributions                                -              -
   Net change in unrealized appreciation
      (depreciation)                                          -              -
                                                     ------------   ------------
Increase (decrease) in net assets from operations         989,117        423,009
                                                     ------------   ------------
Contract owner transactions:
   Proceeds from units sold                            18,648,020     24,102,110
   Cost of units redeemed                             (19,269,745)   (25,180,773)
                                                     ------------   ------------
   Increase (decrease)                                   (621,725)    (1,078,663)
                                                     ------------   ------------
Net increase (decrease)                                   367,392       (655,654)
Net assets, beginning                                  30,077,010     30,732,664
                                                     ------------   ------------
Net assets, ending                                   $ 30,444,402   $ 30,077,010
                                                     ============   ============

Units sold                                             13,183,329     16,607,722
Units redeemed                                        (13,596,790)   (17,357,572)
                                                     ------------   ------------
Net increase (decrease)                                  (413,461)      (749,850)
Units outstanding, beginning                           20,497,268     21,247,118
                                                     ------------   ------------
Units outstanding, ending                              20,083,807     20,497,268
                                                     ============   ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $ 820,270,876
Cost of units redeemed                                              (793,808,161)
Net investment income (loss)                                           3,981,687
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                   -------------
                                                                   $  30,444,402
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                OneAmerica Funds
                                  Money Market

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.52      $   30,444             1.25%               3.1%
12/31/05               1.47          30,077             1.25%               1.4%
12/31/04               1.45          30,733             1.25%               0.0%
12/31/03               1.45          31,794             1.25%              -0.7%
12/31/02               1.46          33,035             1.25%               0.1%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.53      $        -             1.00%               3.6%
12/31/05               1.48               -             1.00%               1.7%
12/31/04               1.45               -             1.00%              -0.2%
12/31/03               1.45               -             1.00%              -0.1%
10/02/03               1.45               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.54      $        -             0.75%               3.8%
12/31/05               1.48               -             0.75%               2.0%
12/31/04               1.46               -             0.75%               0.1%
12/31/03               1.45               -             0.75%              -0.1%
10/02/03               1.45               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.55      $        -             0.50%               4.1%
12/31/05               1.49               -             0.50%               2.2%
12/31/04               1.46               -             0.50%               0.3%
12/31/03               1.45               -             0.50%               0.0%
10/02/03               1.45               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.57      $        -             0.25%               7.6%
12/31/05               1.45               -             0.25%              -0.7%
12/31/04               1.46               -             0.25%               0.6%
12/31/03               1.46               -             0.25%               0.1%
10/02/03               1.45               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.10      $        -             0.00%               4.6%
12/31/05               1.06               -             0.00%               2.7%
12/31/04               1.03               -             0.00%               0.9%
12/31/03               1.02               -             0.00%               0.9%
10/02/03               1.01               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006                2005               2004              2003               2002
4.5%                2.7%               0.9%              0.6%               1.2%

                             AUL American Unit Trust
                                OneAmerica Funds
                              Investment Grade Bond

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                                 Investments           Cost of       Mutual Fund
                                    at Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $   22,609,151    $   23,564,010         2,105,919
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $   22,609,151         9,226,129    $         2.45
Band 100                                 -                 -                2.47
Band 75                                  -                 -                2.49
Band 50                                  -                 -                2.51
Band 25                                  -                 -                2.53
Band 0                                   -                 -                1.26
                              --------------    --------------
Total                         $   22,609,151         9,226,129
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $    1,156,700
   Mortality & expense charges                                           304,536
                                                                  --------------
   Net investment income (loss)                                          852,164
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                             (310,266)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                   (5,984)
                                                                  --------------
   Net gain (loss)                                                      (316,250)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      535,914
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended     Year ended
                                                       12/31/2006     12/31/2005
                                                     ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $    852,164   $    817,509
   Net realized gain (loss)                              (310,266)         3,516
   Realized gain distributions                                -              -
   Net change in unrealized appreciation
      (depreciation)                                       (5,984)      (600,347)
                                                     ------------   ------------
Increase (decrease) in net assets from operations         535,914        220,678
                                                     ------------   ------------
Contract owner transactions:
   Proceeds from units sold                             5,770,702      6,675,176
   Cost of units redeemed                             (13,198,506)    (7,685,680)
                                                     ------------   ------------
   Increase (decrease)                                 (7,427,804)    (1,010,504)
                                                     ------------   ------------
Net increase (decrease)                                (6,891,890)      (789,826)
Net assets, beginning                                  29,501,041     30,290,867
                                                     ------------   ------------
Net assets, ending                                   $ 22,609,151   $ 29,501,041
                                                     ============   ============

Units sold                                              2,599,815      2,837,426
Units redeemed                                         (5,717,145)    (3,280,282)
                                                     ------------   ------------
Net increase (decrease)                                (3,117,330)      (442,856)
Units outstanding, beginning                           12,343,459     12,786,315
                                                     ------------   ------------
Units outstanding, ending                               9,226,129     12,343,459
                                                     ============   ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $ 206,217,867
Cost of units redeemed                                              (191,850,912)
Net investment income (loss)                                           8,570,312
Net realized gain (loss)                                                 600,191
Realized gain distributions                                               26,552
Net change in unrealized appreciation (depreciation)                    (954,859)
                                                                   -------------
                                                                   $  22,609,151
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                OneAmerica Funds
                              Investment Grade Bond

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     2.45      $   22,609             1.25%               2.5%
12/31/05               2.39          29,501             1.25%               0.8%
12/31/04               2.37          30,291             1.25%               3.0%
12/31/03               2.30          30,522             1.25%               3.6%
12/31/02               2.22          31,218             1.25%               6.6%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     2.47      $        -             1.00%               2.8%
12/31/05               2.40               -             1.00%               1.3%
12/31/04               2.37               -             1.00%               2.9%
12/31/03               2.31               -             1.00%               0.6%
10/02/03               2.29               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     2.49      $        -             0.75%               3.0%
12/31/05               2.42               -             0.75%               1.5%
12/31/04               2.38               -             0.75%               3.2%
12/31/03               2.31               -             0.75%               0.7%
10/02/03               2.29               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     2.51      $        -             0.50%               3.3%
12/31/05               2.43               -             0.50%               1.8%
12/31/04               2.39               -             0.50%               3.5%
12/31/03               2.31               -             0.50%               0.7%
10/02/03               2.29               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     2.53      $        -             0.25%               3.6%
12/31/05               2.44               -             0.25%               2.0%
12/31/04               2.40               -             0.25%               3.7%
12/31/03               2.31               -             0.25%               0.8%
10/02/03               2.29               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.26      $        -             0.00%               3.8%
12/31/05               1.21               -             0.00%               2.3%
12/31/04               1.18               -             0.00%               4.1%
12/31/03               1.14               -             0.00%               0.8%
10/02/03               1.13               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006                2005               2004              2003               2002
4.4%                4.0%               3.7%              4.2%               5.2%

                             AUL American Unit Trust
                                OneAmerica Funds
                                 Asset Director

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $   83,978,605    $   74,330,870         4,485,522
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $   83,978,605        18,879,420    $         4.45
Band 100                                 -                 -                4.48
Band 75                                  -                 -                4.52
Band 50                                  -                 -                4.56
Band 25                                  -                 -                4.59
Band 0                                   -                 -                1.65
                              --------------    --------------
Total                         $   83,978,605        18,879,420
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $    1,856,923
   Mortality & expense charges                                           931,429
                                                                  --------------
   Net investment income (loss)                                          925,494
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                            1,921,281
   Realized gain distributions                                         3,279,271
   Net change in unrealized appreciation (depreciation)                  226,679
                                                                  --------------
   Net gain (loss)                                                     5,427,231
                                                                  --------------
Increase (decrease) in net assets from operations                 $    6,352,725
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended     Year ended
                                                       12/31/2006     12/31/2005
                                                     ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $    925,494   $    376,031
   Net realized gain (loss)                             1,921,281        673,335
   Realized gain distributions                          3,279,271      2,233,693
   Net change in unrealized appreciation
      (depreciation)                                      226,679        (65,463)
                                                     ------------   ------------
Increase (decrease) in net assets from operations       6,352,725      3,217,596
                                                     ------------   ------------
Contract owner transactions:
   Proceeds from units sold                            30,933,730     12,327,548
   Cost of units redeemed                             (17,176,858)    (8,839,698)
                                                     ------------   ------------
   Increase (decrease)                                 13,756,872      3,487,850
                                                     ------------   ------------
Net increase (decrease)                                20,109,597      6,705,446
Net assets, beginning                                  63,869,008     57,163,562
                                                     ------------   ------------
Net assets, ending                                   $ 83,978,605   $ 63,869,008
                                                     ============   ============

Units sold                                              7,707,482      3,074,584
Units redeemed                                         (4,544,003)    (2,302,400)
                                                     ------------   ------------
Net increase (decrease)                                 3,163,479        772,184
Units outstanding, beginning                           15,715,941     14,943,757
                                                     ------------   ------------
Units outstanding, ending                              18,879,420     15,715,941
                                                     ============   ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $ 143,254,975
Cost of units redeemed                                               (97,427,822)
Net investment income (loss)                                          13,955,493
Net realized gain (loss)                                               5,982,820
Realized gain distributions                                            8,565,404
Net change in unrealized appreciation (depreciation)                   9,647,735
                                                                   -------------
                                                                   $  83,978,605
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                OneAmerica Funds
                                 Asset Director

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     4.45      $   83,979             1.25%               9.0%
12/31/05               4.08          63,869             1.25%               6.5%
12/31/04               3.83          57,088             1.25%              10.1%
12/31/03               3.48          46,623             1.25%              26.1%
12/31/02               2.76          36,320             1.25%              -3.8%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     4.48      $        -             1.00%               9.4%
12/31/05               4.10               -             1.00%               6.6%
12/31/04               3.85               -             1.00%              10.5%
12/31/03               3.48               -             1.00%               9.5%
10/02/03               3.18               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     4.52      $        -             0.75%               9.7%
12/31/05               4.12               -             0.75%               6.8%
12/31/04               3.86               -             0.75%              10.8%
12/31/03               3.48               -             0.75%               9.5%
10/02/03               3.18               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     4.56      $        -             0.50%              10.0%
12/31/05               4.14               -             0.50%               7.1%
12/31/04               3.87               -             0.50%              11.0%
12/31/03               3.49               -             0.50%               9.6%
10/02/03               3.18               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     4.59      $        -             0.25%              10.2%
12/31/05               4.17               -             0.25%               7.4%
12/31/04               3.88               -             0.25%              11.3%
12/31/03               3.49               -             0.25%               9.7%
10/02/03               3.18               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.65      $        -             0.00%              10.5%
12/31/05               1.49               -             0.00%               7.6%
12/31/04               1.38               -             0.00%              11.3%
12/31/03               1.24               -             0.00%              10.0%
10/02/03               1.13               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006                2005               2004              2003               2002
2.5%                1.9%               1.7%              1.9%               2.4%

                             AUL American Unit Trust
                                OneAmerica Funds
                               Socially Responsive

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                                 Investments           Cost of       Mutual Fund
                                    at Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $      704,326    $      701,473            68,971
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $      704,326           693,119    $         1.02
Band 100                                 -                 -                1.02
Band 75                                  -                 -                1.02
Band 50                                  -                 -                1.02
Band 25                                  -                 -                1.02
Band 0                                   -                 -                1.03
                              --------------    --------------
Total                         $      704,326           693,119
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $        3,391
   Mortality & expense charges                                               866
                                                                  --------------
   Net investment income (loss)                                            2,525
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  246
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                    2,853
                                                                  --------------
   Net gain (loss)                                                         3,099
                                                                  --------------
Increase (decrease) in net assets from operations                 $        5,624
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     For the period
                                                       from 3/31/06
                                                      to 12/31/2006
                                                     --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $        2,525
   Net realized gain (loss)                                     246
   Realized gain distributions                                  -
   Net change in unrealized appreciation
      (depreciation)                                          2,853
                                                     --------------
Increase (decrease) in net assets from operations             5,624
                                                     --------------
Contract owner transactions:
   Proceeds from units sold                                 702,211
   Cost of units redeemed                                    (3,509)
                                                     --------------
   Increase (decrease)                                      698,702
                                                     --------------
Net increase (decrease)                                     704,326
Net assets, beginning                                           -
                                                     --------------
Net assets, ending                                   $      704,326
                                                     ==============

Units sold                                                  696,640
Units redeemed                                               (3,521)
                                                     --------------
Net increase (decrease)                                     693,119
Units outstanding, beginning                                    -
                                                     --------------
Units outstanding, ending                                   693,119
                                                     ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $     702,211
Cost of units redeemed                                                    (3,509)
Net investment income (loss)                                               2,525
Net realized gain (loss)                                                     246
Realized gain distributions                                                   -
Net change in unrealized appreciation (depreciation)                       2,853
                                                                   -------------
                                                                   $     704,326
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                OneAmerica Funds
                               Socially Responsive

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.02      $      704             1.25%               1.6%
03/31/06               1.00               -             0.00%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.02      $        -             1.00%               1.8%
03/31/06               1.00               -             0.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.02      $        -             0.75%               2.0%
03/31/06               1.00               -             0.00%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.02      $        -             0.50%               2.2%
03/31/06               1.00               -             0.00%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.02      $        -             0.25%               2.4%
03/31/06               1.00               -             0.00%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.03      $        -             0.00%               2.6%
03/31/06               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

                                      2006
                                      ----
                                      1.0%

                             AUL American Unit Trust
                                OneAmerica Funds
                            Asset Director (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $    4,381,798    $    4,378,369           234,662
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $    2,985,118         1,815,170    $         1.64
Band 100                                -                 -                 1.66
Band 75                                 -                 -                 1.67
Band 50                              974,815           578,466              1.69
Band 25                                 -                 -                 1.70
Band 0                               421,865           244,777              1.72
                              --------------    --------------
Total                         $    4,381,798         2,638,413
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $       86,727
   Mortality & expense charges                                            30,191
                                                                  --------------
   Net investment income (loss)                                           56,536
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               54,147
   Realized gain distributions                                           171,946
   Net change in unrealized appreciation (depreciation)                   (3,703)
                                                                  --------------
   Net gain (loss)                                                       222,390
                                                                  --------------
Increase (decrease) in net assets from operations                 $      278,926
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended      Year ended
                                                       12/31/2006      12/31/2005
                                                    -------------   -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $      56,536   $       7,961
   Net realized gain (loss)                                54,147            (155)
   Realized gain distributions                            171,946          38,549
   Net change in unrealized appreciation
      (depreciation)                                       (3,703)         10,889
                                                    -------------   -------------
Increase (decrease) in net assets from operations         278,926          57,244
                                                    -------------   -------------
Contract owner transactions:
   Proceeds from units sold                             3,818,800         792,002
   Cost of units redeemed                                (813,641)        (91,796)
                                                    -------------   -------------
   Increase (decrease)                                  3,005,159         700,206
                                                    -------------   -------------
Net increase (decrease)                                 3,284,085         757,450
Net assets, beginning                                   1,097,713         340,263
                                                    -------------   -------------
Net assets, ending                                  $   4,381,798   $   1,097,713
                                                    =============   =============

Units sold                                              2,417,530         551,254
Units redeemed                                           (505,414)        (63,519)
                                                    -------------   -------------
Net increase (decrease)                                 1,912,116         487,735
Units outstanding, beginning                              726,297         238,562
                                                    -------------   -------------
Units outstanding, ending                               2,638,413         726,297
                                                    =============   =============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $   4,949,573
Cost of units redeemed                                                   (905,574)
Net investment income (loss)                                               65,874
Net realized gain (loss)                                                   53,993
Realized gain distributions                                               214,503
Net change in unrealized appreciation (depreciation)                        3,429
                                                                    -------------
                                                                    $   4,381,798
                                                                    =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                OneAmerica Funds
                            Asset Director (Advisor)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.64      $    2,985             1.25%              8.9%
12/31/05               1.51           1,098             1.25%              5.6%
12/31/04               1.43             340             1.25%              0.7%
12/31/03               1.42            -                1.25%             32.7%
05/01/03               1.07            -                1.25%              0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.66      $        -             1.00%              9.1%
12/31/05               1.52               -             1.00%              6.2%
12/31/04               1.43               -             1.00%             10.3%
12/31/03               1.30               -             1.00%              8.9%
10/02/03               1.19               -             1.00%              0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.67      $        -             0.75%              9.4%
12/31/05               1.53               -             0.75%              6.5%
12/31/04               1.43               -             0.75%             10.6%
12/31/03               1.30               -             0.75%              9.0%
10/02/03               1.19               -             0.75%              0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.69      $      975             0.50%              9.6%
12/31/05               1.54               -             0.50%              7.1%
12/31/04               1.43               -             0.50%             10.5%
12/31/03               1.30               -             0.50%              9.0%
10/02/03               1.19               -             0.50%              0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.70      $        -             0.25%              9.9%
12/31/05               1.55               -             0.25%              7.0%
12/31/04               1.44               -             0.25%             11.2%
12/31/03               1.30               -             0.25%              9.1%
10/02/03               1.19               -             0.25%              0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.72      $      422             0.00%             10.2%
12/31/05               1.56               -             0.00%              7.3%
12/31/04               1.46               -             0.00%             11.4%
12/31/03               1.31               -             0.00%              9.2%
10/02/03               1.20               -             0.00%              0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006                 2005                2004                  2003
3.2%                 2.4%                30.0%                 0.0%

                             AUL American Unit Trust
                                OneAmerica Funds
                         Investment Grade Bond (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $    1,121,412    $    1,143,458           102,970
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $      784,322           729,566    $         1.08
Band 100                                -                 -                 1.08
Band 75                                 -                 -                 1.09
Band 50                              337,090           306,017              1.10
Band 25                                 -                 -                 1.11
Band 0                                  -                 -                 1.13
                              --------------    --------------
Total                         $    1,121,412         1,035,583
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $       53,174
   Mortality & expense charges                                             8,643
                                                                  --------------
   Net investment income (loss)                                           44,531
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               (8,331)
   Realized gain distributions                                              -
   Net change in unrealized appreciation (depreciation)                   (6,767)
                                                                  --------------
   Net gain (loss)                                                       (15,098)
                                                                  --------------
Increase (decrease) in net assets from operations                 $       29,433
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended      Year ended
                                                       12/31/2006      12/31/2005
                                                    -------------   -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $      44,531   $      13,916
   Net realized gain (loss)                                (8,331)           (340)
   Realized gain distributions                               -               -
   Net change in unrealized appreciation
      (depreciation)                                       (6,767)        (12,585)
                                                    -------------   -------------
Increase (decrease) in net assets from operations          29,433             991
                                                    -------------   -------------
Contract owner transactions:
   Proceeds from units sold                               925,509         551,951
   Cost of units redeemed                                (300,532)       (169,776)
                                                    -------------   -------------
   Increase (decrease)                                    624,977         382,175
                                                    -------------   -------------
Net increase (decrease)                                   654,410         383,166
Net assets, beginning                                     467,002          83,836
                                                    -------------   -------------
Net assets, ending                                  $   1,121,412   $     467,002
                                                    =============   =============

Units sold                                                883,842         525,164
Units redeemed                                           (292,386)       (161,139)
                                                    -------------   -------------
Net increase (decrease)                                   591,456         364,025
Units outstanding, beginning                              444,127          80,102
                                                    -------------   -------------
Units outstanding, ending                               1,035,583         444,127
                                                    =============   =============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $   1,561,195
Cost of units redeemed                                                   (470,308)
Net investment income (loss)                                               61,242
Net realized gain (loss)                                                   (8,671)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                      (22,046)
                                                                    -------------
                                                                    $   1,121,412
                                                                    =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                OneAmerica Funds
                         Investment Grade Bond (Advisor)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.08      $      784             1.25%             2.4%
12/31/05               1.05             467             1.25%             0.0%
12/31/04               1.05              84             1.25%             2.9%
12/31/03               1.02               -             1.25%             1.0%
05/01/03               1.01               -             1.25%             0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.08      $        -             1.00%             2.5%
12/31/05               1.06               -             1.00%             1.0%
12/31/04               1.05               -             1.00%             2.7%
12/31/03               1.02               -             1.00%             0.3%
10/02/03               1.02               -             1.00%             0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.09      $        -             0.75%             2.7%
12/31/05               1.06               -             0.75%             1.2%
12/31/04               1.05               -             0.75%             2.9%
12/31/03               1.02               -             0.75%             0.3%
10/02/03               1.02               -             0.75%             0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.10      $      337             0.50%             3.0%
12/31/05               1.07               -             0.50%             1.5%
12/31/04               1.05               -             0.50%             3.2%
12/31/03               1.02               -             0.50%             0.4%
10/02/03               1.02               -             0.50%             0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.11      $        -             0.25%             3.3%
12/31/05               1.08               -             0.25%             1.7%
12/31/04               1.06               -             0.25%             3.4%
12/31/03               1.02               -             0.25%             0.5%
10/02/03               1.02               -             0.25%             0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.13      $        -             0.00%             3.5%
12/31/05               1.09               -             0.00%             2.0%
12/31/04               1.07               -             0.00%             3.7%
12/31/03               1.03               -             0.00%             0.5%
10/02/03               1.02               -             0.00%             0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006            2005         2004            2003
6.7%            6.6%         82.5%           0.0%

                             AUL American Unit Trust
                                OneAmerica Funds
                                 Value (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $    5,686,972    $    5,809,649           220,462
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $    4,199,334         2,160,811    $         1.94
Band 100                                -                 -                 1.96
Band 75                                 -                 -                 1.98
Band 50                              886,584           445,204              1.99
Band 25                                 -                 -                 2.01
Band 0                               601,054           295,115              2.04
                              --------------    --------------
Total                         $    5,686,972         2,901,130
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $       65,546
   Mortality & expense charges                                            37,780
                                                                  --------------
   Net investment income (loss)                                           27,766
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               20,414
   Realized gain distributions                                           356,299
   Net change in unrealized appreciation (depreciation)                  (88,076)
                                                                  --------------
   Net gain (loss)                                                       288,637
                                                                  --------------
Increase (decrease) in net assets from operations                 $      316,403
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended      Year ended
                                                       12/31/2006      12/31/2005
                                                    -------------   -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $      27,766   $       5,600
   Net realized gain (loss)                                20,414           6,507
   Realized gain distributions                            356,299          58,676
   Net change in unrealized appreciation
      (depreciation)                                      (88,076)        (34,628)
                                                    -------------   -------------
Increase (decrease) in net assets from operations         316,403          36,155
                                                    -------------   -------------
Contract owner transactions:
   Proceeds from units sold                             5,185,386       1,035,062
   Cost of units redeemed                                (801,685)        (84,540)
                                                    -------------   -------------
   Increase (decrease)                                  4,383,701         950,522
                                                    -------------   -------------
Net increase (decrease)                                 4,700,104         986,677
Net assets, beginning                                     986,868             191
                                                    -------------   -------------
Net assets, ending                                  $   5,686,972   $     986,868
                                                    =============   =============

Units sold                                              2,836,647         616,816
Units redeemed                                           (503,226)        (49,226)
                                                    -------------   -------------
Net increase (decrease)                                 2,333,421         567,590
Units outstanding, beginning                              567,709             119
                                                    -------------   -------------
Units outstanding, ending                               2,901,130         567,709
                                                    =============   =============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $   6,220,604
Cost of units redeemed                                                   (886,225)
Net investment income (loss)                                               33,367
Net realized gain (loss)                                                   26,921
Realized gain distributions                                               414,982
Net change in unrealized appreciation (depreciation)                     (122,677)
                                                                    -------------
                                                                    $   5,686,972
                                                                    =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                OneAmerica Funds
                                 Value (Advisor)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.94      $    4,199             1.25%             11.7%
12/31/05               1.74             987             1.25%              8.1%
12/31/04               1.61               -             1.25%             23.8%
12/31/03               1.30               -             1.25%             23.8%
05/01/03               1.05               -             1.25%              0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.96      $        -             1.00%              12.1%
12/31/05               1.75               -             1.00%               8.4%
12/31/04               1.61               -             1.00%              13.6%
12/31/03               1.42               -             1.00%              12.6%
10/02/03               1.26               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.98      $        -             0.75%              12.4%
12/31/05               1.76               -             0.75%               8.6%
12/31/04               1.62               -             0.75%              13.9%
12/31/03               1.42               -             0.75%              12.6%
10/02/03               1.26               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.99      $      887             0.50%              12.6%
12/31/05               1.77               -             0.50%               8.9%
12/31/04               1.62               -             0.50%              14.2%
12/31/03               1.42               -             0.50%              12.7%
10/02/03               1.26               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     2.01      $        -             0.25%              12.9%
12/31/05               1.78               -             0.25%               9.2%
12/31/04               1.63               -             0.25%              14.5%
12/31/03               1.42               -             0.25%              12.8%
10/02/03               1.26               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     2.04      $      601             0.00%              13.2%
12/31/05               1.80               -             0.00%               9.4%
12/31/04               1.64               -             0.00%              14.8%
12/31/03               1.43               -             0.00%              12.9%
10/02/03               1.27               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006        2005     2004      2003
2.0%        3.0%     0.0%      0.0%

                            AUL American Unit t Trust
                                OneAmerica Funds
                             Money Market (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $    1,720,657    $    1,720,657         1,720,658
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $    1,270,174         1,236,446    $         1.03
Band 100                                -                 -                 1.04
Band 75                                 -                 -                 1.04
Band 50                              450,483           427,976              1.05
Band 25                                 -                 -                 1.06
Band 0                                  -                 -                 1.08
                              --------------    --------------
Total                         $    1,720,657         1,664,422
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $       34,450
   Mortality & expense charges                                             8,628
                                                                  --------------
   Net investment income (loss)                                           25,822
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                 -
   Realized gain distributions                                              -
   Net change in unrealized appreciation (depreciation)                     -
                                                                  --------------
   Net gain (loss)                                                          -
                                                                  --------------
Increase (decrease) in net assets from operations                 $       25,822
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended      Year ended
                                                       12/31/2006      12/31/2005
                                                    -------------   -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $      25,822   $       1,865
   Net realized gain (loss)                                  -               -
   Realized gain distributions                               -               -
   Net change in unrealized appreciation
      (depreciation)                                         -               -
                                                    -------------   -------------
Increase (decrease) in net assets from operations          25,822           1,865
                                                    -------------   -------------
Contract owner transactions:
   Proceeds from units sold                             1,980,201         868,788
   Cost of units redeemed                                (678,862)       (477,157)
                                                    -------------   -------------
   Increase (decrease)                                  1,301,339         391,631
                                                    -------------   -------------
Net increase (decrease)                                 1,327,161         393,496
Net assets, beginning                                     393,496            -
                                                    -------------   -------------
Net assets, ending                                  $   1,720,657   $     393,496
                                                    =============   =============

Units sold                                              2,150,669         875,494
Units redeemed                                           (880,858)       (480,883)
                                                    -------------   -------------
Net increase (decrease)                                 1,269,811         394,611
Units outstanding, beginning                              394,611            -
                                                    -------------   -------------
Units outstanding, ending                               1,664,422         394,611
                                                    =============   =============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $   2,848,989
Cost of units redeemed                                                 (1,156,019)
Net investment income (loss)                                               27,687
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                    -------------
                                                                    $   1,720,657
                                                                    =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                OneAmerica Funds
                             Money Market (Advisor)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.03      $    1,270             1.25%              2.7%
12/31/05               1.00             393             1.25%              2.0%
12/31/04               0.98               -             1.25%             -1.0%
12/31/03               0.99               -             1.25%             -1.0%
05/01/03               1.00               -             1.25%              0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04      $        -             1.00%              3.3%
12/31/05               1.00               -             1.00%              1.4%
12/31/04               0.99               -             1.00%             -0.4%
12/31/03               0.99               -             1.00%             -0.2%
10/02/03               1.00               -             1.00%              0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04      $        -             0.75%              3.5%
12/31/05               1.01               -             0.75%              1.7%
12/31/04               0.99               -             0.75%             -0.2%
12/31/03               0.99               -             0.75%             -0.1%
10/02/03               1.00               -             0.75%              0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.05      $      450             0.50%              3.8%
12/31/05               1.01               -             0.50%              1.9%
12/31/04               1.00               -             0.50%              0.0%
12/31/03               0.99               -             0.50%             -0.1%
10/02/03               1.00               -             0.50%              0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.06      $        -             0.25%             4.0%
12/31/05               1.02               -             0.25%             2.2%
12/31/04               1.00               -             0.25%             0.3%
12/31/03               1.00               -             0.25%             0.0%
10/02/03               1.00               -             0.25%             0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.08      $        -             0.00%             4.3%
12/31/05               1.03               -             0.00%             2.4%
12/31/04               1.01               -             0.00%             0.6%
12/31/03               1.00               -             0.00%             0.0%
10/02/03               1.00               -             0.00%             0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006                2005             2004            2003
3.3%                2.4%             0.0%            0.0%

                             AUL American Unit Trust
                                OneAmerica Funds
                          Socially Responsive (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                                 Investments           Cost of       Mutual Fund
                                    at Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $          595    $          567                55
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $           32                32    $         1.01
Band 100                                 563               555              1.02
Band 75                                  -                 -                1.02
Band 50                                  -                 -                1.02
Band 25                                  -                 -                1.02
Band 0                                   -                 -                1.02
                              --------------    --------------
Total                         $          595               587
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $            2
   Mortality & expense charges                                                 1
                                                                  --------------
   Net investment income (loss)                                                1
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                       28
                                                                  --------------
   Net gain (loss)                                                            28
                                                                  --------------
Increase (decrease) in net assets from operations                 $           29
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     For the period
                                                       from 3/31/06
                                                      to 12/31/2006
                                                     --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $            1
   Net realized gain (loss)                                     -
   Realized gain distributions                                  -
   Net change in unrealized appreciation
      (depreciation)                                             28
                                                     --------------
Increase (decrease) in net assets from operations                29
                                                     --------------
Contract owner transactions:
   Proceeds from units sold                                     566
   Cost of units redeemed                                       -
                                                     --------------
   Increase (decrease)                                          566
                                                     --------------
Net increase (decrease)                                         595
Net assets, beginning                                           -
                                                     --------------
Net assets, ending                                   $          595
                                                     ==============

Units sold                                                      587
Units redeemed                                                  -
                                                     --------------
Net increase (decrease)                                         587
Units outstanding, beginning                                    -
                                                     --------------
Units outstanding, ending                                       587
                                                     ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $         566
Cost of units redeemed                                                       -
Net investment income (loss)                                                   1
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                          28
                                                                   -------------
                                                                   $         595
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                OneAmerica Funds
                          Socially Responsive (Advisor)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.01      $        0             1.25%               1.4%
03/31/06               1.00               -             0.00%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.02      $        1             1.00%               1.6%
03/31/06               1.00               -             0.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.02      $        -             0.75%               1.8%
03/31/06               1.00               -             0.00%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.02      $        -             0.50%               2.0%
03/31/06               1.00               -             0.00%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.02      $        -             0.25%               2.2%
03/31/06               1.00               -             0.00%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.02      $        -             0.50%               2.4%
03/31/06               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

                                      2006
                                      ----
                                      0.5%

                             AUL American Unit Trust
                                    Fidelity
                                 VIP High Income

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $   17,157,576    $   17,388,704         2,701,345
                              ==============    ==============    ==============
                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $   17,157,576         9,787,076    $         1.75
Band 100                                 -                 -                1.77
Band 75                                  -                 -                1.78
Band 50                                  -                 -                1.80
Band 25                                  -                 -                1.81
Band 0                                   -                 -                2.08
                              --------------    --------------
Total                         $   17,157,576         9,787,076
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $    1,288,822
   Mortality & expense charges                                           243,805
                                                                  --------------
   Net investment income (loss)                                        1,045,017
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              917,815
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                 (159,058)
                                                                  --------------
   Net gain (loss)                                                       758,757
                                                                  --------------
Increase (decrease) in net assets from operations                 $    1,803,774
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $  1,045,017    $  3,259,841
   Net realized gain (loss)                              917,815         542,876
   Realized gain distributions                               -               -
   Net change in unrealized appreciation
      (depreciation)                                    (159,058)     (3,481,569)
                                                    ------------    ------------
Increase (decrease) in net assets from operations      1,803,774         321,148
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            3,553,700       3,358,595
   Cost of units redeemed                            (11,554,960)     (5,670,813)
                                                    ------------    ------------
   Increase (decrease)                                (8,001,260)     (2,312,218)
                                                    ------------    ------------
Net increase (decrease)                               (6,197,486)     (1,991,070)
Net assets, beginning                                 23,355,062      25,346,132
                                                    ------------    ------------
Net assets, ending                                  $ 17,157,576    $ 23,355,062
                                                    ============    ============

Units sold                                             2,652,899       2,143,240
Units redeemed                                        (7,501,509)     (3,618,119)
                                                    ------------    ------------
Net increase (decrease)                               (4,848,610)     (1,474,879)
Units outstanding, beginning                          14,635,686      16,110,565
                                                    ------------    ------------
Units outstanding, ending                              9,787,076      14,635,686
                                                    ============    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $  96,903,673
Cost of units redeemed                                               (85,427,080)
Net investment income (loss)                                          16,074,673
Net realized gain (loss)                                             (10,162,562)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                    (231,128)
                                                                   -------------
                                                                   $  17,157,576
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                    Fidelity
                                 VIP High Income

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $1.75         $17,157             1.25%               9.6%
12/31/05               1.60          23,355             1.25%               1.9%
12/31/04               1.57          25,346             1.25%               8.3%
12/31/03               1.45          24,884             1.25%              25.0%
12/31/02               1.16          18,514             1.25%               2.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $1.77         $     -             1.00%              10.1%
12/31/05               1.60               -             1.00%               1.7%
12/31/04               1.58               -             1.00%               8.5%
12/31/03               1.45               -             1.00%               4.9%
10/02/03               1.39               -             1.00%               0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $1.78         $     -             0.75%              10.4%
12/31/05               1.61               -             0.75%               1.9%
12/31/04               1.58               -             0.75%               8.8%
12/31/03               1.46               -             0.75%               4.9%
10/02/03               1.39               -             0.75%               0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $1.80         $     -             0.50%              10.7%
12/31/05               1.62               -             0.50%               2.2%
12/31/04               1.59               -             0.50%               9.0%
12/31/03               1.46               -             0.50%               5.0%
10/02/03               1.39               -             0.50%               0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $1.81         $     -             0.25%              11.0%
12/31/05               1.63               -             0.25%               2.4%
12/31/04               1.59               -             0.25%               9.3%
12/31/03               1.46               -             0.25%               5.1%
10/02/03               1.39               -             0.25%               0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $2.08         $     -             0.00%              11.2%
12/31/05               1.87               -             0.00%               2.7%
12/31/04               1.82               -             0.00%               9.8%
12/31/03               1.66               -             0.00%               5.0%
10/02/03               1.58               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006       2005      2004     2003        2002
6.4%      14.9%      8.3%     6.7%       10.7%

                             AUL American Unit Trust
                                    Fidelity
                                   VIP Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $   98,076,085    $   84,935,921         2,735,526
                              ==============    ==============    ==============
                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $   98,076,085        34,607,912    $         2.83
Band 100                                 -                 -                2.86
Band 75                                  -                 -                2.88
Band 50                                  -                 -                2.90
Band 25                                  -                 -                2.93
Band 0                                   -                 -                3.36
                              --------------    --------------
Total                         $   98,076,085        34,607,912
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $      477,060
   Mortality & expense charges                                         1,380,065
                                                                  --------------
   Net investment income (loss)                                         (903,005)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                          (18,803,807)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)               25,846,673
                                                                  --------------
   Net gain (loss)                                                     7,042,866
                                                                  --------------
Increase (decrease) in net assets from operations                 $    6,139,861
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $   (903,005)   $   (980,317)
   Net realized gain (loss)                          (18,803,807)     (9,698,572)
   Realized gain distributions                               -               -
   Net change in unrealized appreciation
      (depreciation)                                  25,846,673      16,237,736
                                                    ------------    ------------
Increase (decrease) in net assets from operations      6,139,861       5,558,847
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                           12,972,975      16,778,665
   Cost of units redeemed                            (54,213,077)    (32,263,066)
                                                    ------------    ------------
   Increase (decrease)                               (41,240,102)    (15,484,401)
                                                    ------------    ------------
Net increase (decrease)                              (35,100,241)     (9,925,554)
Net assets, beginning                                133,176,326     143,101,880
                                                    ------------    ------------
Net assets, ending                                  $ 98,076,085    $133,176,326
                                                    ============    ============
Units sold                                             6,714,086       6,559,969
Units redeemed                                       (21,696,458)    (12,648,266)
                                                    ------------    ------------
Net increase (decrease)                              (14,982,372)     (6,088,297)
Units outstanding, beginning                          49,590,284      55,678,581
                                                    ------------    ------------
Units outstanding, ending                             34,607,912      49,590,284
                                                    ============    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $ 461,336,913
Cost of units redeemed                                               (390,412,290)
Net investment income (loss)                                           25,987,457
Net realized gain (loss)                                              (22,189,178)
Realized gain distributions                                            10,213,019
Net change in unrealized appreciation (depreciation)                   13,140,164
                                                                    -------------
                                                                    $  98,076,085
                                                                    =============

                             AUL American Unit Trust
                                    Fidelity
                                   VIP Growth

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $2.83        $ 98,076             1.25%               5.4%
12/31/05               2.69         133,176             1.25%               4.7%
12/31/04               2.57         143,102             1.25%               2.0%
12/31/03               2.52         137,228             1.25%              31.3%
12/31/02               1.92         100,027             1.25%             -31.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $2.86         $     -             1.00%               5.8%
12/31/05               2.70               -             1.00%               4.6%
12/31/04               2.58               -             1.00%               2.5%
12/31/03               2.52               -             1.00%               8.1%
10/02/03               2.33               -             1.00%               0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $2.88        $      -             0.75%               6.1%
12/31/05               2.72               -             0.75%               4.8%
12/31/04               2.59               -             0.75%               2.8%
12/31/03               2.52               -             0.75%               8.2%
10/02/03               2.33               -             0.75%               0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $2.90         $     -             0.50%               6.3%
12/31/05               2.73               -             0.50%               5.1%
12/31/04               2.60               -             0.50%               3.0%
12/31/03               2.52               -             0.50%               8.2%
10/02/03               2.33               -             0.50%               0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $2.93        $      -             0.25%               6.6%
12/31/05               2.75               -             0.25%               5.4%
12/31/04               2.61               -             0.25%               3.3%
12/31/03               2.52               -             0.25%               8.3%
10/02/03               2.33               -             0.25%               0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $3.36        $      -             0.00%               6.8%
12/31/05               3.15               -             0.00%               5.6%
12/31/04               2.98               -             0.00%               3.5%
12/31/03               2.88               -             0.00%               8.4%
10/02/03               2.65               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006       2005      2004     2003      2002
0.4%       0.5%      0.3%     0.3%      0.3%

                             AUL American Unit Trust
                                    Fidelity
                                  VIP Overseas

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $   33,708,575    $   23,833,287         1,407,860
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $   33,708,575        13,218,820    $         2.55
Band 100                                 -                 -                2.57
Band 75                                  -                 -                2.59
Band 50                                  -                 -                2.61
Band 25                                  -                 -                2.63
Band 0                                   -                 -                3.03
                              --------------    --------------
Total                         $   33,708,575        13,218,820
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $      303,959
   Mortality & expense charges                                           430,278
                                                                  --------------
   Net investment income (loss)                                         (126,319)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                            4,112,257
   Realized gain distributions                                           211,309
   Net change in unrealized appreciation (depreciation)                1,003,984
                                                                  --------------
   Net gain (loss)                                                     5,327,550
                                                                  --------------
Increase (decrease) in net assets from operations                 $    5,201,231
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $   (126,319)   $   (180,262)
   Net realized gain (loss)                            4,112,257         843,251
   Realized gain distributions                           211,309         146,192
   Net change in unrealized appreciation
      (depreciation)                                   1,003,984       4,279,834
                                                    ------------    ------------
Increase (decrease) in net assets from operations      5,201,231       5,089,015
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                           12,291,144       8,905,036
   Cost of units redeemed                            (18,530,516)     (9,032,062)
                                                    ------------    ------------
   Increase (decrease)                                (6,239,372)       (127,026)
                                                    ------------    ------------
Net increase (decrease)                               (1,038,141)      4,961,989
Net assets, beginning                                 34,746,716      29,784,727
                                                    ------------    ------------
Net assets, ending                                  $ 33,708,575    $ 34,746,716
                                                    ============    ============
Units sold                                             5,647,286       4,647,378
Units redeemed                                        (8,318,488)     (4,771,890)
                                                    ------------    ------------
Net increase (decrease)                               (2,671,202)       (124,512)
Units outstanding, beginning                          15,890,022      16,014,534
                                                    ------------    ------------
Units outstanding, ending                             13,218,820      15,890,022
                                                    ============    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $ 435,420,072
Cost of units redeemed                                               (420,592,138)
Net investment income (loss)                                            4,586,218
Net realized gain (loss)                                                2,455,690
Realized gain distributions                                             1,963,445
Net change in unrealized appreciation (depreciation)                    9,875,288
                                                                    -------------
                                                                    $  33,708,575
                                                                    =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                    Fidelity
                                  VIP Overseas

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $2.55         $33,708             1.25%              16.4%
12/31/05               2.19          34,747             1.25%              17.7%
12/31/04               1.86          29,785             1.25%              12.0%
12/31/03               1.66          23,915             1.25%              41.9%
12/31/02               1.17          15,759             1.25%             -21.3%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $2.57        $      -             1.00%              16.9%
12/31/05               2.20               -             1.00%              18.1%
12/31/04               1.86               -             1.00%              12.3%
12/31/03               1.66               -             1.00%              11.9%
10/02/03               1.48               -             1.00%               0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $2.59        $      -             0.75%              17.2%
12/31/05               2.21               -             0.75%              18.4%
12/31/04               1.87               -             0.75%              12.6%
12/31/03               1.66               -             0.75%              12.7%
10/02/03               1.47               -             0.75%               0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $2.61        $      -             0.50%              17.5%
12/31/05               2.22               -             0.50%              18.7%
12/31/04               1.87               -             0.50%              12.9%
12/31/03               1.66               -             0.50%              12.8%
10/02/03               1.47               -             0.50%               0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------

12/31/06              $2.63        $      -             0.25%              17.8%
12/31/05               2.24               -             0.25%              19.0%
12/31/04               1.88               -             0.25%              13.2%
12/31/03               1.66               -             0.25%              12.8%
10/02/03               1.47               -             0.25%               0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $3.03        $      -             0.00%              18.1%
12/31/05               2.56               -             0.00%              19.2%
12/31/04               2.15               -             0.00%              13.7%
12/31/03               1.89               -             0.00%              12.6%
10/02/03               1.68               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006       2005      2004     2003      2002
0.9%       0.6%      1.1%     0.7%      0.8%

                             AUL American Unit Trust
                                    Fidelity
                                VIP Asset Manager

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
                                                --------------    --------------
Investments                   $   83,959,263    $   78,657,345         5,340,868
                                                ==============    ==============
Payable to general account           (59,212)
                              --------------
Net assets                    $   83,900,051
                              ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $   83,900,051        38,564,135    $         2.18
Band 100                                 -                 -                2.19
Band 75                                  -                 -                2.21
Band 50                                  -                 -                2.23
Band 25                                  -                 -                2.25
Band 0                                   -                 -                2.58
                              --------------    --------------
Total                         $   83,900,051        38,564,135
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $    2,517,321
   Mortality & expense charges                                         1,105,323
                                                                  --------------
   Net investment income (loss)                                        1,411,998
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                           (3,313,982)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                7,055,827
                                                                  --------------
   Net gain (loss)                                                     3,741,845
                                                                  --------------
Increase (decrease) in net assets from operations                 $    5,153,843
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $  1,411,998    $  1,465,803
   Net realized gain (loss)                           (3,313,982)     (2,183,261)
   Realized gain distributions                               -            34,655
   Net change in unrealized appreciation
      (depreciation)                                   7,055,827       3,241,123
                                                    ------------    ------------
Increase (decrease) in net assets from operations      5,153,843       2,558,320
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                           11,601,275       9,750,019
   Cost of units redeemed                            (30,522,745)    (21,397,509)
                                                    ------------    ------------
   Increase (decrease)                               (18,921,470)    (11,647,490)
                                                    ------------    ------------
Net increase (decrease)                              (13,767,627)     (9,089,170)
Net assets, beginning                                 97,667,678     106,756,848
                                                    ------------    ------------
Net assets, ending                                  $ 83,900,051    $ 97,667,678
                                                    ============    ============
Units sold                                             6,672,916       4,976,148
Units redeemed                                       (15,689,657)    (10,836,111)
                                                    ------------    ------------
Net increase (decrease)                               (9,016,741)     (5,859,963)
Units outstanding, beginning                          47,580,876      53,440,839
                                                    ------------    ------------
Units outstanding, ending                             38,564,135      47,580,876
                                                    ============    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $ 245,974,513
Cost of units redeemed                                               (198,189,845)
Net investment income (loss)                                           35,118,075
Net realized gain (loss)                                               (5,733,492)
Realized gain distributions                                             1,428,882
Net change in unrealized appreciation (depreciation)                    5,301,918
                                                                    -------------
                                                                    $  83,900,051
                                                                    =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                    Fidelity
                                VIP Asset Manager

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $2.18        $ 83,900             1.25%               6.1%
12/31/05               2.05          97,668             1.25%               2.5%
12/31/04               2.00         106,757             1.25%               4.2%
12/31/03               1.92         102,548             1.25%              16.4%
12/31/02               1.65          87,615             1.25%              -9.9%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $2.19        $      -             1.00%               6.3%
12/31/05               2.06               -             1.00%               3.0%
12/31/04               2.00               -             1.00%               4.4%
12/31/03               1.92               -             1.00%               4.8%
10/02/03               1.83               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $2.21        $      -             0.75%               6.5%
12/31/05               2.08               -             0.75%               3.3%
12/31/04               2.01               -             0.75%               4.7%
12/31/03               1.92               -             0.75%               4.8%
10/02/03               1.83               -             0.75%               0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $2.23        $      -             0.50%               6.8%
12/31/05               2.09               -             0.50%               3.5%
12/31/04               2.02               -             0.50%               4.9%
12/31/03               1.92               -             0.50%               4.9%
10/02/03               1.83               -             0.50%               0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $2.25        $      -             0.25%               7.1%
12/31/05               2.10               -             0.25%               3.8%
12/31/04               2.02               -             0.25%               5.0%
12/31/03               1.93               -             0.25%               5.2%
10/02/03               1.83               -             0.25%               0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $2.58        $      -             0.00%               7.3%
12/31/05               2.40               -             0.00%               4.0%
12/31/04               2.31               -             0.00%               5.6%
12/31/03               2.19               -             0.00%               4.9%
10/02/03               2.09               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006       2005      2004     2003      2002
2.8%       2.7%      2.6%     3.5%      3.9%

                             AUL American Unit Trust
                                    Fidelity
                                VIP Equity-Income

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $   30,417,459    $   27,059,234         1,160,485
                              ==============    ==============    ==============
                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $   30,417,459        10,373,448    $         2.93
Band 100                                -                 -                 2.96
Band 75                                 -                 -                 2.98
Band 50                                 -                 -                 3.00
Band 25                                 -                 -                 3.03
Band 0                                  -                 -                 3.41
                              --------------    --------------
Total                         $   30,417,459        10,373,448
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $      940,328
   Mortality & expense charges                                           350,313
                                                                  --------------
   Net investment income (loss)                                          590,015
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              577,585
   Realized gain distributions                                         3,406,884
   Net change in unrealized appreciation (depreciation)                  334,238
                                                                  --------------
   Net gain (loss)                                                     4,318,707
                                                                  --------------
Increase (decrease) in net assets from operations                 $    4,908,722
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $    590,015    $    114,626
   Net realized gain (loss)                              577,585         (11,526)
   Realized gain distributions                         3,406,884       1,034,849
   Net change in unrealized appreciation
      (depreciation)                                     334,238          99,923
                                                    ------------    ------------
Increase (decrease) in net assets from operations      4,908,722       1,237,872
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            5,989,763       3,322,959
   Cost of units redeemed                             (8,976,412)     (5,661,921)
                                                    ------------    ------------
   Increase (decrease)                                (2,986,649)     (2,338,962)
                                                    ------------    ------------
Net increase (decrease)                                1,922,073      (1,101,090)
Net assets, beginning                                 28,495,386      29,596,476
                                                    ------------    ------------
Net assets, ending                                  $ 30,417,459    $ 28,495,386
                                                    ============    ============

Units sold                                             2,368,879       1,419,394
Units redeemed                                        (3,531,082)     (2,410,791)
                                                    ------------    ------------
Net increase (decrease)                               (1,162,203)       (991,397)
Units outstanding, beginning                          11,535,651      12,527,048
                                                    ------------    ------------
Units outstanding, ending                             10,373,448      11,535,651
                                                    ============    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $ 70,484,677
Cost of units redeemed                                              (54,962,965)
Net investment income (loss)                                          5,450,177
Net realized gain (loss)                                              1,000,118
Realized gain distributions                                           5,087,227
Net change in unrealized appreciation (depreciation)                  3,358,225
                                                                   ------------
                                                                   $ 30,417,459
                                                                   ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                    Fidelity
                                VIP Equity-Income

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $2.93        $30,417              1.25%              18.7%
12/31/05               2.47         28,495              1.25%               4.7%
12/31/04               2.36         29,596              1.25%               9.8%
12/31/03               2.15         26,773              1.25%              28.7%
12/31/02               1.67         20,326              1.25%             -17.9%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $2.96        $      -             1.00%              19.0%
12/31/05               2.48               -             1.00%               4.7%
12/31/04               2.37               -             1.00%              10.5%
12/31/03               2.15               -             1.00%              11.4%
10/02/03               1.93               -             1.00%               0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $2.98        $      -             0.75%              19.3%
12/31/05               2.50               -             0.75%               5.0%
12/31/04               2.38               -             0.75%              10.8%
12/31/03               2.15               -             0.75%              11.5%
10/02/03               1.93               -             0.75%               0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $3.00        $      -             0.50%              19.6%
12/31/05               2.51               -             0.50%               5.3%
12/31/04               2.39               -             0.50%              11.1%
12/31/03               2.15               -             0.50%              11.5%
10/02/03               1.93               -             0.50%               0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $3.03        $      -             0.25%              19.9%
12/31/05               2.53               -             0.25%               5.5%
12/31/04               2.39               -             0.25%              11.3%
12/31/03               2.15               -             0.25%              11.6%
10/02/03               1.93               -             0.25%               0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $3.41        $      -             0.00%              20.1%
12/31/05               2.84               -             0.00%               6.3%
12/31/04               2.67               -             0.00%              11.9%
12/31/03               2.39               -             0.00%              11.4%
10/02/03               2.14               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006       2005      2004     2003      2002
3.2%       1.7%      1.5%     1.7%      1.7%

                             AUL American Unit Trust
                                    Fidelity
                                VIP Contrafund(R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $  126,795,475    $  102,472,614         4,027,668
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $  126,795,475        32,833,793    $         3.86
Band 100                                 -                 -                3.89
Band 75                                  -                 -                3.92
Band 50                                  -                 -                3.96
Band 25                                  -                 -                3.99
Band 0                                   -                 -                4.47
                              --------------    --------------
Total                         $  126,795,475        32,833,793
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $   1,541,082
   Mortality & expense charges                                        1,479,281
                                                                  -------------
   Net investment income (loss)                                          61,801
                                                                  -------------
Gain (loss) on investments:
   Net realized gain (loss)                                           2,698,275
   Realized gain distributions                                       10,025,734
   Net change in unrealized appreciation (depreciation)              (1,202,204)
                                                                  -------------
   Net gain (loss)                                                   11,521,805
                                                                  -------------
Increase (decrease) in net assets from operations                 $  11,583,606
                                                                  =============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     61,801    $   (894,691)
   Net realized gain (loss)                            2,698,275       1,026,656
   Realized gain distributions                        10,025,734          16,040
   Net change in unrealized appreciation
      (depreciation)                                  (1,202,204)     13,691,973
                                                    ------------    ------------
Increase (decrease) in net assets from operations     11,583,606      13,839,978
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                           38,269,810      25,066,336
   Cost of units redeemed                            (30,919,477)    (15,627,567)
                                                    ------------    ------------
   Increase (decrease)                                 7,350,333       9,438,769
                                                    ------------    ------------
Net increase (decrease)                               18,933,939      23,278,747
Net assets, beginning                                107,861,536      84,582,789
                                                    ------------    ------------
Net assets, ending                                  $126,795,475    $107,861,536
                                                    ============    ============
Units sold                                            10,847,799       7,854,021
Units redeemed                                        (8,830,790)     (4,946,198)
                                                    ------------    ------------
Net increase (decrease)                                2,017,009       2,907,823
Units outstanding, beginning                          30,816,784      27,908,961
                                                    ------------    ------------
Units outstanding, ending                             32,833,793      30,816,784
                                                    ============    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $ 185,226,281
Cost of units redeemed                                              (108,106,357)
Net investment income (loss)                                           6,689,757
Net realized gain (loss)                                               8,621,159
Realized gain distributions                                           10,041,774
Net change in unrealized appreciation (depreciation)                  24,322,861
                                                                   -------------
                                                                   $ 126,795,475
                                                                   -------------

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                    Fidelity
                                VIP Contrafund(R)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $3.86        $126,795             1.25%              10.3%
12/31/05               3.50         107,862             1.25%              15.5%
12/31/04               3.03          84,583             1.25%              13.9%
12/31/03               2.66          65,851             1.25%              27.3%
12/31/02               2.09          48,121             1.25%             -10.5%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $3.89        $      -             1.00%              10.6%
12/31/05               3.52               -             1.00%              14.4%
12/31/04               3.08               -             1.00%              15.7%
12/31/03               2.66               -             1.00%               8.6%
10/02/03               2.45               -             1.00%               0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $3.92        $      -             0.75%              10.9%
12/31/05               3.54               -             0.75%              15.9%
12/31/04               3.05               -             0.75%              14.8%
12/31/03               2.66               -             0.75%               8.7%
10/02/03               2.45               -             0.75%               0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $3.96        $      -             0.50%              11.2%
12/31/05               3.56               -             0.50%              16.2%
12/31/04               3.06               -             0.50%              15.1%
12/31/03               2.66               -             0.50%               8.8%
10/02/03               2.45               -             0.50%               0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $3.99        $      -             0.25%              11.4%
12/31/05               3.58               -             0.25%              16.5%
12/31/04               3.07               -             0.25%              15.4%
12/31/03               2.66               -             0.25%               8.8%
10/02/03               2.45               -             0.25%               0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $4.47        $      -             0.00%              64.3%
12/31/05               4.00               -             0.00%             -20.6%
12/31/04               3.43               -             0.00%              15.7%
12/31/03               2.96               -             0.00%               8.9%
10/02/03               2.72               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006       2005      2004     2003      2002
1.3%       0.3%      0.3%     0.4%      0.8%

                             AUL American Unit Trust
                                    Fidelity
                        Advisor Diversified International

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                                 Investments           Cost of       Mutual Fund
                                    at Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $      449,496    $      350,408            19,925
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $      449,496           200,529    $         2.24
Band 100                                 -                 -                2.26
Band 75                                  -                 -                2.28
Band 50                                  -                 -                2.30
Band 25                                  -                 -                2.32
Band 0                                   -                 -                2.37
                              --------------    --------------
Total                         $      449,496           200,529
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                   $     3,347
   Mortality & expense charges                                             5,581
                                                                     -----------
   Net investment income (loss)                                           (2,234)
                                                                     -----------
Gain (loss) on investments:
   Net realized gain (loss)                                               27,422
   Realized gain distributions                                            29,034
   Net change in unrealized appreciation (depreciation)                   10,425
                                                                     -----------
   Net gain (loss)                                                        66,881
                                                                     -----------

                                                                     -----------
Increase (decrease) in net assets from operations                    $    64,647
                                                                     ===========

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended     Year ended
                                                       12/31/2006     12/31/2005
                                                      -----------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                       $    (2,234)   $    (2,526)
   Net realized gain (loss)                                27,422         16,442
   Realized gain distributions                             29,034         20,584
   Net change in unrealized appreciation
      (depreciation)                                       10,425         37,065)
                                                      -----------    -----------
Increase (decrease) in net assets from operations          64,647         71,565
                                                      -----------    -----------
Contract owner transactions:
   Proceeds from units sold                                   132        127,435)
   Cost of units redeemed                                 (90,815)      (115,441)
                                                      -----------    -----------
   Increase (decrease)                                    (90,683)        11,994
                                                      -----------    -----------
Net increase (decrease)                                   (26,036)        83,559
Net assets, beginning                                     475,532        391,973
                                                      -----------    -----------
Net assets, ending                                    $   449,496    $   475,532
                                                      ===========    ===========

Units sold                                                     74         78,033
Units redeemed                                            (43,369)       (69,734)
                                                      -----------    -----------
Net increase (decrease)                                   (43,295)         8,299
Units outstanding, beginning                              243,824        235,525
                                                      -----------    -----------
Units outstanding, ending                                 200,529        243,824
                                                      ===========    ===========

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    722,789
Cost of units redeemed                                                  (462,276)
Net investment income (loss)                                              (6,249)
Net realized gain (loss)                                                  44,826
Realized gain distributions                                               51,318
Net change in unrealized appreciation (depreciation)                      99,088
                                                                    ------------
                                                                    $    449,496
                                                                    ============

The accompanying notes are an integral part of the financial statements

                             AUL American Unit Trust
                                    Fidelity
                        Advisor Diversified International

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     2.24          $  449             1.25%              14.9%
12/31/05               1.95             476             1.25%              17.5%
12/31/04               1.66             392             1.25%              16.9%
12/31/03               1.42              -              1.25%              36.5%
05/01/03               1.04              -              1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     2.26      $        -             1.00%              15.2%
12/31/05               1.96               -             1.00%              17.5%
12/31/04               1.67               -             1.00%              17.5%
12/31/03               1.42               -             1.00%              12.0%
10/02/03               1.27               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     2.28      $        -             0.75%              15.5%
12/31/05               1.97               -             0.75%              17.8%
12/31/04               1.67               -             0.75%              17.8%
12/31/03               1.42               -             0.75%              12.0%
10/02/03               1.27               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     2.30      $        -             0.50%              15.8%
12/31/05               1.98               -             0.50%              18.1%
12/31/04               1.68               -             0.50%              18.1%
12/31/03               1.42               -             0.50%              12.1%
10/02/03               1.27               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     2.32      $        -             0.25%              16.1%
12/31/05               1.99               -             0.25%              18.4%
12/31/04               1.68               -             0.25%              18.4%
12/31/03               1.42               -             0.25%              12.2%
10/02/03               1.27               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     2.37      $        -             0.00%              16.4%
12/31/05               2.04               -             0.00%              18.7%
12/31/04               1.72               -             0.00%              18.7%
12/31/03               1.45               -             0.00%              12.3%
10/02/03               1.29               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006                2005               2004              2003
0.7%                0.7%               0.0%              0.0%

                            AUL American Unit t Trust
                                    Fidelity
                             Advisor Dividend Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                                 Investments           Cost of       Mutual Fund
                                    at Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $      460,428    $      416,872            34,375
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $      460,428           322,401    $         1.43
Band 100                                 -                 -                1.44
Band 75                                  -                 -                1.45
Band 50                                  -                 -                1.46
Band 25                                  -                 -                1.48
Band 0                                   -                 -                1.51
                              --------------    --------------
Total                         $      460,428           322,401
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                   $     3,481
   Mortality & expense charges                                             5,214
                                                                     -----------
   Net investment income (loss)                                           (1,733)
                                                                     -----------
Gain (loss) on investments:
   Net realized gain (loss)                                               16,023
   Realized gain distributions                                             8,568
   Net change in unrealized appreciation (depreciation)                   27,538
                                                                     -----------
   Net gain (loss)                                                        52,129
                                                                     -----------
Increase (decrease) in net assets from operations                    $    50,396
                                                                     ===========

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended     Year ended
                                                       12/31/2006     12/31/2005
                                                      -----------    -----------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                       $    (1,733)   $    (2,017)
   Net realized gain (loss)                                16,023          1,318
   Realized gain distributions                              8,568            -
   Net change in unrealized appreciation
      (depreciation)                                       27,538         12,737
                                                      -----------    -----------
Increase (decrease) in net assets from operations          50,396         12,038
                                                      -----------    -----------
Contract owner transactions:
   Proceeds from units sold                               239,761        335,851
   Cost of units redeemed                                (186,347)       (34,026)
                                                      -----------    -----------
   Increase (decrease)                                     53,414        301,825
                                                      -----------    -----------

Net increase (decrease)                                   103,810        313,863
Net assets, beginning                                     356,618         42,755
                                                      -----------    -----------
Net assets, ending                                    $   460,428    $   356,618
                                                      ===========    ===========
Units sold                                                200,198        274,345
Units redeemed                                           (158,884)       (27,547)
                                                      -----------    -----------
Net increase (decrease)                                    41,314        246,798
Units outstanding, beginning                              281,087         34,289
                                                      -----------    -----------
Units outstanding, ending                                 322,401        281,087
                                                      ===========    ===========

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    615,411
Cost of units redeemed                                                   220,919
Net investment income (loss)                                              (3,572)
Net realized gain (loss)                                                  17,384
Realized gain distributions                                                8,568
Net change in unrealized appreciation (depreciation)                      43,556
                                                                    ------------
                                                                    $    460,428
                                                                    ============

The accompanying notes are an integral part of the financial statements

                             AUL American Unit Trust
                                    Fidelity
                             Advisor Dividend Growth

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.43          $  460             1.25%              12.5%
12/31/05               1.27             357             1.25%               1.6%
12/31/04               1.25              43             1.25%               4.2%
12/31/03               1.20              -              1.25%              17.6%
05/01/03               1.02              -              1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.44      $        -             1.00%              12.9%
12/31/05               1.28               -             1.00%               1.9%
12/31/04               1.25               -             1.00%               4.3%
12/31/03               1.20               -             1.00%               7.1%
10/02/03               1.12               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.45      $        -             0.75%              13.1%
12/31/05               1.28               -             0.75%               2.1%
12/31/04               1.26               -             0.75%               4.6%
12/31/03               1.20               -             0.75%               7.1%
10/02/03               1.12               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.46      $        -             0.50%              13.4%
12/31/05               1.29               -             0.50%               2.4%
12/31/04               1.26               -             0.50%               4.8%
12/31/03               1.20               -             0.50%               7.2%
10/02/03               1.12               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.48      $        -             0.25%              13.7%
12/31/05               1.30               -             0.25%               2.6%
12/31/04               1.26               -             0.25%               5.1%
12/31/03               1.20               -             0.25%               7.3%
10/02/03               1.12               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.51      $        -             0.00%              14.0%
12/31/05               1.33               -             0.00%               2.9%
12/31/04               1.29               -             0.00%               5.4%
12/31/03               1.22               -             0.00%               7.3%
10/02/03               1.14               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006                2005               2004              2003
0.9%                0.0%               2.5%              0.0%

                             AUL American Unit Trust
                                    Fidelity
                          Dynamic Capital Appreciation

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                                 Investments           Cost of       Mutual Fund
                                    at Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $       48,367    $       45,298             2,638
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $       48,367            33,701    $         1.44
Band 100                                 -                 -                1.45
Band 75                                  -                 -                1.46
Band 50                                  -                 -                1.47
Band 25                                  -                 -                1.48
Band 0                                   -                 -                1.50
                              --------------    --------------
Total                         $       48,367            33,701
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                   $       -
   Mortality & expense charges                                               177
                                                                     -----------
   Net investment income (loss)                                             (177)
                                                                     -----------
Gain (loss) on investments:
   Net realized gain (loss)                                                   99
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                    3,069
                                                                     -----------
   Net gain (loss)                                                         3,168
                                                                     -----------
Increase (decrease) in net assets from operations                    $     2,991
                                                                     ===========

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended     Year ended
                                                       12/31/2006     12/31/2005
                                                      -----------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                       $      (177)   $         -
   Net realized gain (loss)                                    99              -
   Realized gain distributions                                -                -
   Net change in unrealized appreciation
      (depreciation)                                        3,069              -
                                                      -----------    -----------
Increase (decrease) in net assets from operations           2,991              -
                                                      -----------    -----------
Contract owner transactions:
   Proceeds from units sold                                47,543              -
   Cost of units redeemed                                  (2,167)             -
                                                      -----------    -----------
   Increase (decrease)                                     45,376              -
                                                      -----------    -----------
Net increase (decrease)                                    48,367              -
Net assets, beginning                                         -                -
                                                      -----------    -----------
Net assets, ending                                    $    48,367    $         -
                                                      ===========    ===========

Units sold                                                 35,311              -
Units redeemed                                             (1,610)             -
                                                      -----------    -----------
Net increase (decrease)                                    33,701              -
Units outstanding, beginning                                  -                -
                                                      -----------    -----------
Units outstanding, ending                                  33,701              -
                                                      ===========    ===========

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $     47,543
Cost of units redeemed                                                    (2,167)
Net investment income (loss)                                                (177)
Net realized gain (loss)                                                      99
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                       3,069
                                                                    ------------
                                                                    $     48,367
                                                                    ============

The accompanying notes are an integral part of the financial statements

                             AUL American Unit Trust
                                    Fidelity
                      Advisor Dynamic Capital Appreciation

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.44          $   48             1.25%              11.4%
12/31/05               1.29              -              1.25%              19.4%
12/31/04               1.08              -              1.25%              -0.9%
12/31/03               1.09              -              1.25%               9.0%
09/30/03               1.00              -              1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.45      $        -             1.00%              11.9%
12/31/05               1.29               -             1.00%              19.6%
12/31/04               1.08               -             1.00%              -0.2%
12/31/03               1.08               -             1.00%               6.4%
10/02/03               1.02               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.46      $        -             0.75%              12.2%
12/31/05               1.30               -             0.75%              19.9%
12/31/04               1.09               -             0.75%               0.0%
12/31/03               1.09               -             0.75%               6.4%
10/02/03               1.02               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.47      $        -             0.50%              12.4%
12/31/05               1.31               -             0.50%              20.2%
12/31/04               1.09               -             0.50%               0.2%
12/31/03               1.09               -             0.50%               6.5%
10/02/03               1.02               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.48      $        -             0.25%              12.7%
12/31/05               1.32               -             0.25%              20.5%
12/31/04               1.09               -             0.25%               0.5%
12/31/03               1.09               -             0.25%               6.6%
10/02/03               1.02               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.50      $        -             0.00%              13.0%
12/31/05               1.32               -             0.00%              20.8%
12/31/04               1.10               -             0.00%               0.8%
12/31/03               1.09               -             0.00%               6.6%
10/02/03               1.02               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006                2005
0.0%                0.0%

                             AUL American Unit Trust
                                    Fidelity
                                  Equity Income

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                                 Investments           Cost of       Mutual Fund
                                    at Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $      653,066    $      597,573            20,677
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $      316,726           185,051    $         1.71
Band 100                                 -                 -                1.73
Band 75                                  -                 -                1.74
Band 50                              326,138           185,955              1.75
Band 25                                  -                 -                1.77
Band 0                                10,202             5,654              1.80
                              --------------    --------------
Total                         $      653,066           376,660
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                   $     5,644
   Mortality & expense charges                                             4,063
                                                                     -----------
   Net investment income (loss)                                            1,581
                                                                     -----------
Gain (loss) on investments:
   Net realized gain (loss)                                                8,442
   Realized gain distributions                                            20,822
   Net change in unrealized appreciation (depreciation)                   53,557
                                                                     -----------
   Net gain (loss)                                                        82,821
                                                                     -----------
Increase (decrease) in net assets from operations                    $    84,402
                                                                     ===========

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended     Year ended
                                                       12/31/2006     12/31/2005
                                                      -----------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                       $     1,581    $      (615)
   Net realized gain (loss)                                 8,442            180
   Realized gain distributions                             20,822         10,442
   Net change in unrealized appreciation
      (depreciation)                                       53,557          1,259
                                                      -----------    -----------
Increase (decrease) in net assets from operations          84,402         11,266
                                                      -----------    -----------
Contract owner transactions:
   Proceeds from units sold                               443,269        150,596
   Cost of units redeemed                                 (86,520)        (9,430)
                                                      -----------    -----------
   Increase (decrease)                                    356,749        141,166
                                                      -----------    -----------
Net increase (decrease)                                   441,151        152,432
Net assets, beginning                                     211,915         59,483
                                                      -----------    -----------
Net assets, ending                                    $   653,066    $   211,915
                                                      ===========    ===========

Units sold                                                290,126        107,647
Units redeemed                                            (56,367)        (6,790)
                                                      -----------    -----------
Net increase (decrease)                                   233,759        100,857
Units outstanding, beginning                              142,901         42,044
                                                      -----------    -----------
Units outstanding, ending                                 376,660        142,901
                                                      ===========    ===========

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    651,754
Cost of units redeemed                                                   (95,950)
Net investment income (loss)                                               1,119
Net realized gain (loss)                                                   8,622
Realized gain distributions                                               32,028
Net change in unrealized appreciation (depreciation)                      55,493
                                                                    ------------
                                                                    $    653,066
                                                                    ============

The accompanying notes are an integral part of the financial statements

                             AUL American Unit Trust
                                    Fidelity
                              Advisor Equity Income

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.71          $  317             1.25%              15.7%
12/31/05               1.48             212             1.25%               5.0%
12/31/04               1.41             59              1.25%              10.2%
12/31/03               1.28              -              1.25%              24.3%
05/01/03               1.03              -              1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.73      $        -             1.00%              15.7%
12/31/05               1.49               -             1.00%               5.0%
12/31/04               1.42               -             1.00%              10.9%
12/31/03               1.28               -             1.00%              11.0%
10/02/03               1.15               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.74      $        -             0.75%              16.0%
12/31/05               1.50               -             0.75%               5.3%
12/31/04               1.42               -             0.75%              11.1%
12/31/03               1.28               -             0.75%              11.1%
10/02/03               1.15               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.75      $      326             0.50%              16.3%
12/31/05               1.51               -             0.50%               5.6%
12/31/04               1.43               -             0.50%              11.4%
12/31/03               1.28               -             0.50%              11.2%
10/02/03               1.15               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.77      $        -             0.25%              16.5%
12/31/05               1.52               -             0.25%               5.8%
12/31/04               1.43               -             0.25%              11.7%
12/31/03               1.28               -             0.25%              11.2%
10/02/03               1.15               -             0.25%               0.0%

                                   BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.80      $       10             0.00%              16.8%
12/31/05               1.54               -             0.00%               6.1%
12/31/04               1.46               -             0.00%              12.0%
12/31/03               1.30               -             0.00%              11.3%
10/02/03               1.17               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006                2005               2004              2003
1.3%                0.9%               5.2%              0.0%

                             AUL American Unit Trust
                                    Fidelity
                        Advisor Growth Opportunities

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                                 Investments           Cost of       Mutual Fund
                                    at Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $       75,346    $       68,334             2,169
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $       75,346            61,636    $         1.22
Band 100                                 -                 -                1.23
Band 75                                  -                 -                1.24
Band 50                                  -                 -                1.25
Band 25                                  -                 -                1.26
Band 0                                   -                 -                1.26
                              --------------    --------------
Total                         $       75,346            61,636
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                           -
   Mortality & expense charges                                       $       799
                                                                     -----------
   Net investment income (loss)                                             (799)
                                                                     -----------
Gain (loss) on investments:
   Net realized gain (loss)                                                1,117
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                    2,856
                                                                     -----------
   Net gain (loss)                                                         3,973
                                                                     -----------
Increase (decrease) in net assets from operations                    $    $3,174
                                                                     ===========

-------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended     Year ended
                                                       12/31/2006     12/31/2005
                                                      -----------    -----------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                       $      (799)   $      (438)
   Net realized gain (loss)                                 1,117             26
   Realized gain distributions                                -              -
   Net change in unrealized appreciation
      (depreciation)                                        2,856          3,650
                                                      -----------    -----------
Increase (decrease) in net assets from operations           3,174          3,238
                                                      -----------    -----------

Contract owner transactions:
   Proceeds from units sold                                34,143         25,064
   Cost of units redeemed                                 (13,698)        (1,119)
                                                      -----------    -----------
   Increase (decrease)                                     20,445         23,945
                                                      -----------    -----------
Net increase (decrease)                                    23,619         27,183
Net assets, beginning                                      51,727         24,544
                                                      -----------    -----------
Net assets, ending                                    $    75,346    $    51,727
                                                      ===========    ===========

Units sold                                                 29,653         22,598
Units redeemed                                            (11,849)        (1,031)
                                                      -----------    -----------
Net increase (decrease)                                    17,804         21,567
Units outstanding, beginning                               43,832         22,265
                                                      -----------    -----------
Units outstanding, ending                                  61,636         43,832
                                                      ===========    ===========

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $     83,198
Cost of units redeemed                                                   (14,817)
Net investment income (loss)                                              (1,187)
Net realized gain (loss)                                                   1,140
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                       7,012
                                                                    ------------
                                                                    $     75,346
                                                                    ============

The accompanying notes are an integral part of the financial statements

                             AUL American Unit Trust
                                    Fidelity
                          Advisor Growth Opportunities

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.22          $   75             1.25%               3.6%
12/31/05               1.18              52             1.25%               7.3%
12/31/04               1.10              25             1.25%              10.0%
05/01/04               1.00              -              1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.23      $        -             1.00%               3.9%
12/31/05               1.18               -             1.00%               7.3%
12/31/04               1.10               -             1.00%              10.5%
05/01/04               1.00               -             1.00%               0.0%

                                   BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.24      $        -             0.75%               4.1%
12/31/05               1.19               -             0.75%               7.5%
12/31/04               1.11               -             0.75%              10.7%
05/01/04               1.00               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.25      $        -             0.50%              4.4%
12/31/05               1.19               -             0.50%              7.8%
12/31/04               1.11               -             0.50%             10.8%
05/01/04               1.00               -             0.50%              0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.26      $        -             0.25%               4.6%
12/31/05               1.20               -             0.25%               8.1%
12/31/04               1.11               -             0.25%              11.0%
05/01/04               1.00               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.26      $        -             0.00%               4.9%
12/31/05               1.20               -             0.00%               8.3%
12/31/04               1.11               -             0.00%              11.2%
05/01/04               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006                2005               2004
0.0%                0.0%               4.5%

                             AUL American Unit Trust
                                    Fidelity
                             Advisor Growth & Income

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                                 Investments           Cost of       Mutual Fund
                                    at Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $        7,930    $        7,298               405
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $        7,930             5,583    $         1.42
Band 100                                 -                 -                1.43
Band 75                                  -                 -                1.44
Band 50                                  -                 -                1.46
Band 25                                  -                 -                1.47
Band 0                                   -                 -                1.50
                              --------------    --------------
Total                         $        7,930             5,583
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                   $         3
   Mortality & expense charges                                                39
                                                                     -----------
   Net investment income (loss)                                              (36)
                                                                     -----------
Gain (loss) on investments:
   Net realized gain (loss)                                                   70
   Realized gain distributions                                               132
   Net change in unrealized appreciation (depreciation)                      632
                                                                     -----------
   Net gain (loss)                                                           834
                                                                     -----------
Increase (decrease) in net assets from operations                    $       798
                                                                     ===========

-------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended     Year ended
                                                       12/31/2006     12/31/2005
                                                      -----------    -----------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                       $       (36)   $         -
   Net realized gain (loss)                                    70              -
   Realized gain distributions                                132              -
   Net change in unrealized appreciation
      (depreciation)                                          632              -
                                                      -----------    -----------
Increase (decrease) in net assets from operations             798              -
                                                      -----------    -----------

Contract owner transactions:
   Proceeds from units sold                                 7,740              -
   Cost of units redeemed                                    (608)             -
                                                      -----------    -----------
   Increase (decrease)                                      7,132              -
                                                      -----------    -----------
Net increase (decrease)                                     7,930              -
Net assets, beginning                                         -                -
                                                      -----------    -----------
Net assets, ending                                    $     7,930    $         -
                                                      ===========    ===========

Units sold                                                  6,018              -
Units redeemed                                               (435)             -
                                                      -----------    -----------
Net increase (decrease)                                     5,583              -
Units outstanding, beginning                                  -                -
                                                      -----------    -----------
Units outstanding, ending                                   5,583              -
                                                      ===========    ===========

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $      7,740
Cost of units redeemed                                                      (608)
Net investment income (loss)                                                 (36)
Net realized gain (loss)                                                      70
Realized gain distributions                                                  132
Net change in unrealized appreciation (depreciation)                         632
                                                                    ------------
                                                                    $      7,930
                                                                    ============

The accompanying notes are an integral part of the financial statements

                             AUL American Unit Trust
                                    Fidelity
                        Advisor Diversified International

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

ccumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.42          $   -              1.25%              11.0%
12/31/05               1.28              -              1.25%               5.8%
12/31/04               1.21              -              1.25%               4.3%
12/31/03               1.16              -              1.25%              16.0%
04/30/03               1.00              -              1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.43      $        -             1.00%              11.3%
12/31/05               1.29               -             1.00%               5.8%
12/31/04               1.22               -             1.00%               4.3%
12/31/03               1.17               -             1.00%               5.0%
10/02/03               1.11               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.44      $        -             0.75%              11.6%
12/31/05               1.29               -             0.75%               6.1%
12/31/04               1.22               -             0.75%               4.5%
12/31/03               1.17               -             0.75%               5.0%
10/02/03               1.11               -             0.75%               0.0%

                                  BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.46      $        -             0.50%             11.8%
12/31/05               1.30               -             0.50%              6.4%
12/31/04               1.22               -             0.50%              4.8%
12/31/03               1.17               -             0.50%              5.1%
10/02/03               1.11               -             0.50%              0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.47      $        -             0.25%              12.1%
12/31/05               1.31               -             0.25%               6.6%
12/31/04               1.23               -             0.25%               5.1%
12/31/03               1.17               -             0.25%               5.2%
10/02/03               1.11               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $    1.50      $        -             0.00%              12.4%
12/31/05              1.33               -             0.00%               6.9%
12/31/04              1.25               -             0.00%               5.3%
12/31/03              1.19               -             0.00%               5.2%
10/02/03              1.13               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006                2005
0.1%                0.7%

                             AUL American Unit Trust
                                    Fidelity
                                 Advisor Mid Cap

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $      423,609    $      411,622            17,020
                              ==============    ==============    ==============
                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $      423,609           221,613    $         1.91
Band 100                                 -                 -                1.93
Band 75                                  -                 -                1.94
Band 50                                  -                 -                1.96
Band 25                                  -                 -                1.97
Band 0                                   -                 -                2.01
                              --------------    --------------
Total                         $      423,609           221,613
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                             4,796
                                                                  --------------
   Net investment income (loss)                                           (4,796)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               11,602
   Realized gain distributions                                            36,799
   Net change in unrealized appreciation (depreciation)                     (851)
                                                                  --------------
   Net gain (loss)                                                        47,550
                                                                  --------------
Increase (decrease) in net assets from operations                 $       42,754
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     (4,796)   $     (3,363)
   Net realized gain (loss)                               11,602           2,589
   Realized gain distributions                            36,799          34,291
   Net change in unrealized appreciation
      (depreciation)                                        (851)        (11,399)
                                                    ------------    ------------
Increase (decrease) in net assets from operations         42,754          22,118
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              145,804         107,052
   Cost of units redeemed                                (87,515)        (26,478)
                                                    ------------    ------------
   Increase (decrease)                                    58,289          80,574
                                                    ------------    ------------
Net increase (decrease)                                  101,043         102,692
Net assets, beginning                                    322,566         219,874
                                                    ------------    ------------
Net assets, ending                                  $    423,609    $    322,566
                                                    ============    ============

Units sold                                                84,419          67,840
Units redeemed                                           (51,139)        (16,624)
                                                    ------------    ------------
Net increase (decrease)                                   33,280          51,216
Units outstanding, beginning                             188,333         137,117
                                                    ------------    ------------
Units outstanding, ending                                221,613         188,333
                                                    ============    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $     447,247
Cost of units redeemed                                                  (116,332)
Net investment income (loss)                                              (8,787)
Net realized gain (loss)                                                  14,284
Realized gain distributions                                               75,210
Net change in unrealized appreciation (depreciation)                      11,987
                                                                   -------------
                                                                   $     423,609
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                    Fidelity
                                 Advisor Mid Cap

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.91      $      424             1.25%              11.8%
12/31/05               1.71             323             1.25%               6.9%
12/31/04               1.60             220             1.25%              14.3%
12/31/03               1.40               -             1.25%              34.6%
05/01/03               1.04               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.93      $        -             1.00%              11.9%
12/31/05               1.72               -             1.00%               7.0%
12/31/04               1.61               -             1.00%              14.9%
12/31/03               1.40               -             1.00%              13.5%
10/02/03               1.24               -             1.00%               0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.94      $        -             0.75%              12.2%
12/31/05               1.73               -             0.75%               7.3%
12/31/04               1.61               -             0.75%              15.2%
12/31/03               1.40               -             0.75%              14.0%
10/02/03               1.23               -             0.75%               0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.96      $        -             0.50%              12.4%
12/31/05               1.74               -             0.50%               7.5%
12/31/04               1.62               -             0.50%              15.4%
12/31/03               1.40               -             0.50%              14.0%
10/02/03               1.23               -             0.50%               0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.97      $        -             0.25%              12.7%
12/31/05               1.75               -             0.25%               7.8%
12/31/04               1.62               -             0.25%              15.7%
12/31/03               1.40               -             0.25%              14.1%
10/02/03               1.23               -             0.25%               0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     2.01      $        -             0.00%              13.0%
12/31/05               1.78               -             0.00%               8.1%
12/31/04               1.65               -             0.00%              16.0%
12/31/03               1.42               -             0.00%              14.2%
10/02/03               1.24               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006                2005               2004              2003
0.0%                0.0%               0.0%              0.0%

                             AUL American Unit Trust
                                    Fidelity
                                Advisor Overseas

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $       52,102    $       41,003             2,341
                              ==============    ==============    ==============
                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $       52,102           33,048     $         1.58
Band 100                                 -                 -                1.59
Band 75                                  -                 -                1.60
Band 50                                  -                 -                1.61
Band 25                                  -                 -                1.62
Band 0                                   -                 -                1.63
                              --------------    --------------
Total                         $       52,102            33,048
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          427
   Mortality & expense charges                                               602
                                                                  --------------
   Net investment income (loss)                                             (175)
                                                                  --------------

Gain (loss) on investments:
   Net realized gain (loss)                                                  667
   Realized gain distributions                                             2,358
   Net change in unrealized appreciation (depreciation)                    4,991
                                                                  --------------
   Net gain (loss)                                                         8,016
                                                                  --------------
Increase (decrease) in net assets from operations                 $        7,841
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $       (175)   $       (244)
   Net realized gain (loss)                                  667             458
   Realized gain distributions                             2,358             709
   Net change in unrealized appreciation
      (depreciation)                                       4,991           5,214

                                                    ------------    ------------
Increase (decrease) in net assets from operations          7,841           6,137
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                                  (18)         14,436
   Cost of units redeemed                                 (3,231)         (5,866)
                                                    ------------    ------------
   Increase (decrease)                                    (3,249)          8,570
                                                    ------------    ------------
Net increase (decrease)                                    4,592          14,707
Net assets, beginning                                     47,510          32,803
                                                    ------------    ------------
Net assets, ending                                  $     52,102    $     47,510
                                                    ============    ============

Units sold                                                 2,272          12,278
Units redeemed                                            (4,575)         (4,428)
                                                    ------------    ------------
Net increase (decrease)                                   (2,303)          7,850
Units outstanding, beginning                              35,351          27,501
                                                    ------------    ------------
Units outstanding, ending                                 33,048          35,351
                                                    ============    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $      46,351
Cost of units redeemed                                                    (9,097)
Net investment income (loss)                                                (445)
Net realized gain (loss)                                                   1,125
Realized gain distributions                                                3,069
Net change in unrealized appreciation (depreciation)                      11,099
                                                                   -------------
                                                                   $      52,102
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                    Fidelity
                                Advisor Overseas

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.58      $       52             1.25%              17.6%
12/31/05               1.34              48             1.25%              12.6%
12/31/04               1.19              33             1.25%              19.0%
05/01/04               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.59      $        -             1.00%              17.6%
12/31/05               1.35               -             1.00%              13.2%
12/31/04               1.19               -             1.00%              19.2%
05/01/04               1.00               -             1.00%               0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.60      $        -             0.75%              17.9%
12/31/05               1.35               -             0.75%              13.5%
12/31/04               1.19               -             0.75%              19.4%
05/01/04               1.00               -             0.75%               0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.61      $        -             0.50%              18.2%
12/31/05               1.36               -             0.50%              13.8%
12/31/04               1.20               -             0.50%              19.6%
05/01/04               1.00               -             0.50%               0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.62      $        -             0.25%              18.5%
12/31/05               1.37               -             0.25%              14.0%
12/31/04               1.20               -             0.25%              19.8%
05/01/04               1.00               -             0.25%               0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.63      $        -             0.00%              18.8%
12/31/05               1.37               -             0.00%              14.3%
12/31/04               1.20               -             0.00%              20.0%
05/01/04               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006                2005               2004
0.9%                0.7%               0.0%

26

                             AUL American Unit Trust
                                    Fidelity
                                Advisor Small Cap

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
                                                --------------    --------------
Investments                   $    3,275,640    $    3,512,776           147,953
                                                ==============    ==============
Receivable from
   general account                    16,326
                              --------------
Net assets                    $    3,291,966
                              ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $    2,940,423         1,501,628    $         1.96
Band 100                                 -                 -                1.97
Band 75                                  -                 -                1.99
Band 50                              145,694            72,646              2.01
Band 25                                  -                 -                2.02
Band 0                               205,849            99,627              2.07
                              --------------    --------------
Total                         $    3,291,966         1,673,901
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                            33,019
                                                                  --------------
   Net investment income (loss)                                          (33,019)
                                                                  --------------

Gain (loss) on investments:
   Net realized gain (loss)                                              (28,833)
   Realized gain distributions                                           442,548
   Net change in unrealized appreciation (depreciation)                 (199,084)
                                                                  --------------
   Net gain (loss)                                                       214,631
                                                                  --------------
Increase (decrease) in net assets from operations                 $      181,612
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $    (33,019)   $    (10,692)
   Net realized gain (loss)                              (28,833)         16,572
   Realized gain distributions                           442,548         112,853
   Net change in unrealized appreciation
      (depreciation)                                    (199,084)        (58,658)
                                                    ------------    ------------
Increase (decrease) in net assets from operations        181,612          60,075
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            2,221,480       1,704,597
   Cost of units redeemed                               (831,371)       (312,165)
                                                    ------------    ------------
   Increase (decrease)                                 1,390,109       1,392,432
                                                    ------------    ------------
Net increase (decrease)                                1,571,721       1,452,507
Net assets, beginning                                  1,720,245         267,738
                                                    ------------    ------------
Net assets, ending                                  $  3,291,966    $  1,720,245
                                                    ============    ============

Units sold                                             1,170,868         975,482
Units redeemed                                          (448,912)       (180,387)
                                                    ------------    ------------
Net increase (decrease)                                  721,956         795,095
Units outstanding, beginning                             951,945         156,850
                                                    ------------    ------------
Units outstanding, ending                              1,673,901         951,945
                                                    ============    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $   4,174,576
Cost of units redeemed                                                (1,144,631)
Net investment income (loss)                                             (44,138)
Net realized gain (loss)                                                 (12,106)
Realized gain distributions                                              555,401
Net change in unrealized appreciation (depreciation)                    (237,136)
                                                                   -------------
                                                                   $   3,291,966
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                    Fidelity
                                Advisor Small Cap

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.96      $    2,940             1.25%               8.1%
12/31/05               1.81           1,720             1.25%               5.8%
12/31/04               1.71             268             1.25%              22.1%
12/31/03               1.40               -             1.25%              34.6%
05/01/03               1.04               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.97      $        -             1.00%               8.6%
12/31/05               1.82               -             1.00%               6.0%
12/31/04               1.72               -             1.00%              22.5%
12/31/03               1.40               -             1.00%              10.6%
10/02/03               1.27               -             1.00%               0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.99      $        -             0.75%               8.9%
12/31/05               1.83               -             0.75%               6.2%
12/31/04               1.72               -             0.75%              22.8%
12/31/03               1.40               -             0.75%              10.7%
10/02/03               1.27               -             0.75%               0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     2.01      $      146             0.50%               9.1%
12/31/05               1.84               -             0.50%               6.5%
12/31/04               1.73               -             0.50%              23.2%
12/31/03               1.40               -             0.50%              10.8%
10/02/03               1.27               -             0.50%               0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     2.02      $        -             0.25%               9.4%
12/31/05               1.85               -             0.25%               6.8%
12/31/04               1.73               -             0.25%              23.5%
12/31/03               1.40               -             0.25%              10.8%
10/02/03               1.27               -             0.25%               0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     2.07      $      206             0.00%               9.7%
12/31/05               1.88               -             0.00%               7.0%
12/31/04               1.76               -             0.00%              23.8%
12/31/03               1.42               -             0.00%              10.9%
10/02/03               1.28               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006                2005               2004              2003
0.0%                0.0%               0.0%              0.0%

                             AUL American Unit Trust
                                    Fidelity
                              Advisor Equity Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $      609,116    $      562,100            11,913
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $       42,661            36,471    $         1.17
Band 100                                 -                 -                1.18
Band 75                                  -                 -                1.19
Band 50                              566,455           473,800              1.20
Band 25                                  -                 -                1.20
Band 0                                   -                 -                1.21
                              --------------    --------------
Total                         $      609,116           510,271
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                             1,720
                                                                  --------------
   Net investment income (loss)                                           (1,720)
                                                                  --------------

Gain (loss) on investments:
   Net realized gain (loss)                                                  677
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                   46,908
                                                                  --------------
   Net gain (loss)                                                        47,585
                                                                  --------------
Increase (decrease) in net assets from operations                 $       45,865
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    -----------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     (1,720)   $        (17)
   Net realized gain (loss)                                  677              53
   Realized gain distributions                               -               -
   Net change in unrealized appreciation
      (depreciation)                                      46,908             108
                                                    ------------    ------------
Increase (decrease) in net assets from operations         45,865             144
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              640,206           2,397
   Cost of units redeemed                                (78,811)           (685)
                                                    ------------    ------------
   Increase (decrease)                                   561,395           1,712
                                                    ------------    ------------
Net increase (decrease)                                  607,260           1,856
Net assets, beginning                                      1,856             -
                                                    ------------    ------------
Net assets, ending                                   $   609,116    $      1,856
                                                    ============    ============

Units sold                                               577,052           2,267
Units redeemed                                           (68,444)           (604)
                                                    ------------    ------------
Net increase (decrease)                                  508,608           1,663
Units outstanding, beginning                               1,663             -
                                                    ------------    ------------
Units outstanding, ending                                510,271           1,663
                                                    ============    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $     642,603
Cost of units redeemed                                                   (79,496)
Net investment income (loss)                                              (1,737)
Net realized gain (loss)                                                     730
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                      47,016
                                                                   -------------
                                                                   $     609,116
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                    Fidelity
                              Advisor Equity Growth

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.17      $       43             1.25%               4.7%
12/31/05               1.12               2             1.25%               4.7%
12/31/04               1.07               -             1.25%               7.0%
06/01/04               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.18      $        -             1.00%               5.3%
12/31/05               1.12               -             1.00%               4.0%
12/31/04               1.08               -             1.00%               7.8%
06/01/04               1.00               -             1.00%               0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.19      $        -             0.75%               5.5%
12/31/05               1.13               -             0.75%               4.3%
12/31/04               1.08               -             0.75%               7.9%
06/01/04               1.00               -             0.75%               0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.20      $      566             0.50%               5.8%
12/31/05               1.13               -             0.50%               4.5%
12/31/04               1.08               -             0.50%               8.1%
06/01/04               1.00               -             0.50%               0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.20      $        -             0.25%               6.1%
12/31/05               1.13               -             0.25%               4.8%
12/31/04               1.08               -             0.25%               8.3%
06/01/04               1.00               -             0.25%               0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.21      $        -             0.00%               6.3%
12/31/05               1.14               -             0.00%               5.0%
12/31/04               1.08               -             0.00%               8.4%
12/31/03               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006                2005               2004
0.0%                0.0%               0.0%

                             AUL American Unit Trust
                                    Fidelity
                       Advisor Int'l Capital Appreciation

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $        1,803    $        1,912                95
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $        1,803             1,201    $         1.51
Band 100                                 -                 -                1.52
Band 75                                  -                 -                1.53
Band 50                                  -                 -                1.54
Band 25                                  -                 -                1.55
Band 0                                   -                 -                1.56
                              --------------    --------------
Total                         $        1,803             1,201
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $            7
   Mortality & expense charges                                                21
                                                                  --------------
   Net investment income (loss)                                              (14)
                                                                  --------------

Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               276
   Net change in unrealized appreciation (depreciation)                      (60)
                                                                  --------------
   Net gain (loss)                                                           216
                                                                  --------------
Increase (decrease) in net assets from operations                 $          202
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                    $         (14)   $         (2)
   Net realized gain (loss)                                  -                (1)
   Realized gain distributions                               276             199
   Net change in unrealized appreciation
      (depreciation)                                         (60)            (49)
                                                    ------------    ------------
Increase (decrease) in net assets from operations            202             147
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                                  -             1,621
   Cost of units redeemed                                     (5)           (162)
                                                    ------------    ------------
   Increase (decrease)                                        (5)          1,459
                                                    ------------    ------------
Net increase (decrease)                                      197           1,606
Net assets, beginning                                      1,606             -
                                                    ------------    ------------
Net assets, ending                                  $      1,803    $      1,606
                                                    ============    ============

Units sold                                                     3           1,334
Units redeemed                                                (6)           (130)
                                                    ------------    ------------
Net increase (decrease)                                       (3)          1,204
Units outstanding, beginning                               1,204             -
                                                    ------------    ------------
Units outstanding, ending                                  1,201           1,204
                                                    ============    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $       1,621
Cost of units redeemed                                                      (167)
Net investment income (loss)                                                 (16)
Net realized gain (loss)                                                      (1)
Realized gain distributions                                                  475
Net change in unrealized appreciation (depreciation)                        (109)
                                                                   -------------
                                                                   $       1,803
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                    Fidelity
                       Advisor Int'l Capital Appreciation

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.51      $        2             1.25%              13.3%
12/31/05               1.33               2             1.25%              33.0%
05/17/05               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.52      $        -             1.00%              13.3%
12/31/05               1.34               -             1.00%              33.9%
05/17/05               1.00               -             1.00%               0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.53      $        -             0.75%              13.6%
12/31/05               1.34               -             0.75%              34.4%
05/17/05               1.00               -             0.75%               0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.54      $        -             0.50%              13.9%
12/31/05               1.35               -             0.50%              35.0%
05/17/05               1.00               -             0.50%               0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.55      $        -             0.25%              14.2%
12/31/05               1.36               -             0.25%              35.5%
05/17/05               1.00               -             0.25%               0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.56      $        -             0.00%              14.5%
12/31/05               1.36               -             0.00%              36.1%
05/17/05               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006                2005
0.4%                1.1%

                             AUL American Unit Trust
                                    Fidelity
                              Advisor New Insights

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $      830,390    $      802,102            45,367
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $      830,390           645,014    $         1.29
Band 100                                 -                 -                N/A
Band 75                                  -                 -                N/A
Band 50                                  -             473,800              N/A
Band 25                                  -                 -                N/A
Band 0                                   -                 -                1.31
                              --------------    --------------
Total                         $      830,390           645,014
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          111
   Mortality & expense charges                                             7,620
                                                                  --------------
   Net investment income (loss)                                           (7,509)
                                                                  --------------

Gain (loss) on investments:
   Net realized gain (loss)                                               (8,515)
   Realized gain distributions                                             1,488
   Net change in unrealized appreciation (depreciation)                   26,340
                                                                  --------------
   Net gain (loss)                                                        19,313
                                                                  --------------
Increase (decrease) in net assets from operations                 $       11,804
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     (7,509)   $       (117)
   Net realized gain (loss)                               (8,515)              4
   Realized gain distributions                             1,488             -
   Net change in unrealized appreciation
      (depreciation)                                      26,340           1,948
                                                    ------------    ------------
Increase (decrease) in net assets from operations         11,804           1,835
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            1,187,088          33,515
   Cost of units redeemed                               (403,766)            (86)
                                                    ------------    ------------
   Increase (decrease)                                   783,322          33,429
                                                    ------------    ------------
Net increase (decrease)                                  795,126          35,264
Net assets, beginning                                     35,264             -
                                                    ------------    ------------
Net assets, ending                                  $    830,390    $     35,264
                                                    ============    ============

Units sold                                               950,216          30,079
Units redeemed                                          (335,205)            (76)
                                                    ------------    ------------
Net increase (decrease)                                  615,011          30,003
Units outstanding, beginning                              30,003             -
                                                    ------------    ------------
Units outstanding, ending                                645,014          30,003
                                                    ============    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $   1,220,604
Cost of units redeemed                                                  (403,853)
Net investment income (loss)                                              (7,626)
Net realized gain (loss)                                                  (8,511)
Realized gain distributions                                                1,488
Net change in unrealized appreciation (depreciation)                      28,288
                                                                   -------------
                                                                   $     830,390
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American UnitTrust
                                    Fidelity
                              Advisor New Insights

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.29      $      830             1.25%               9.1%
12/31/05               1.18              35             1.25%              18.0%
05/20/05               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
Not Available

                                     BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
Not Available

                                     BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
Not Available

                                     BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
Not Available

                                     BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.31      $        -             0.00%              10.9%
12/31/05               1.18               -             0.00%              18.4%
05/20/05               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006                2005
0.0%                0.0%

                             AUL American Unit Trust
                                    Fidelity
                              Advisor Freedom 2010

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $      774,471    $      757,479            63,925
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $      621,820           557,192    $         1.12
Band 100                               4,007             3,574              1.12
Band 75                                  -                 -                1.13
Band 50                                  -                 -                1.13
Band 25                                  -                 -                1.14
Band 0                               148,644           130,182              1.14
                              --------------    --------------
Total                         $      774,471           690,948
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $       13,024
   Mortality & expense charges                                             2,946
                                                                  --------------
   Net investment income (loss)                                           10,078
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  534
   Realized gain distributions                                             5,974
   Net change in unrealized appreciation (depreciation)                   16,945
                                                                  --------------
   Net gain (loss)                                                        23,453
                                                                  --------------
Increase (decrease) in net assets from operations                 $       33,531
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     10,078    $        242
   Net realized gain (loss)                                  534              34
   Realized gain distributions                             5,974              17
   Net change in unrealized appreciation
      (depreciation)                                      16,945              47
                                                    ------------    ------------
Increase (decrease) in net assets from operations         33,531             340
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              730,479          22,319
   Cost of units redeemed                                (10,534)         (1,664)
                                                    ------------    ------------
   Increase (decrease)                                   719,945          20,655
                                                    ------------    ------------
Net increase (decrease)                                  753,476          20,995
Net assets, beginning                                     20,995             -
                                                    ------------    ------------
Net assets, ending                                  $    774,471    $     20,995
                                                    ============    ============
Units sold                                               681,224          21,863
Units redeemed                                           (10,535)         (1,604)
                                                    ------------    ------------
Net increase (decrease)                                  670,689          20,259
Units outstanding, beginning                              20,259             -
                                                    ------------    ------------
Units outstanding, ending                                690,948          20,259
                                                    ============    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $     752,798
Cost of units redeemed                                                   (12,198)
Net investment income (loss)                                              10,320
Net realized gain (loss)                                                     568
Realized gain distributions                                                5,991
Net change in unrealized appreciation (depreciation)                      16,992
                                                                   -------------
                                                                   $     774,471
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                    Fidelity
                              Advisor Freedom 2010

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.12      $      622             1.25%               7.3%
12/31/05               1.04              21             1.25%               4.0%
03/01/05               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.12      $        4             1.00%               8.0%
12/31/05               1.04               -             1.00%               3.9%
03/01/05               1.00               -             1.00%               0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.13      $        -             0.75%               8.2%
12/31/05               1.04               -             0.75%               4.1%
03/01/05               1.00               -             0.75%               0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.13      $        -             0.50%               8.5%
12/31/05               1.04               -             0.50%               4.3%
03/01/05               1.00               -             0.50%               0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.14      $        -             0.25%               8.8%
12/31/05               1.05               -             0.25%               4.5%
03/01/05               1.00               -             0.25%               0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.14      $      148             0.00%               9.0%
12/31/05               1.05               -             0.00%               4.7%
03/01/05               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006                2005
3.3%                1.9%

                             AUL American Unit Trust
                                    Fidelity
                              Advisor Freedom 2015

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $      968,192    $      925,176            79,381
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $      816,171           716,296    $         1.14
Band 100                               5,712             4,990              1.14
Band 75                                  -                 -                1.15
Band 50                                  -                 -                1.16
Band 25                                  -                 -                1.16
Band 0                               146,309           125,500              1.17
                              --------------    --------------
Total                         $      968,192           846,786
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $       14,084
   Mortality & expense charges                                             4,492
                                                                  --------------
   Net investment income (loss)                                            9,592
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                4,731
   Realized gain distributions                                             7,221
   Net change in unrealized appreciation (depreciation)                   40,336
                                                                  --------------
   Net gain (loss)                                                        52,288
                                                                  --------------
Increase (decrease) in net assets from operations                 $       61,880
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $      9,592    $        849
   Net realized gain (loss)                                4,731               1
   Realized gain distributions                             7,221             168
   Net change in unrealized appreciation
      (depreciation)                                      40,336           2,680
                                                    ------------    ------------
Increase (decrease) in net assets from operations         61,880           3,698
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              880,817          94,713
   Cost of units redeemed                                (72,887)            (29)
                                                    ------------    ------------
   Increase (decrease)                                   807,930          94,684
                                                    ------------    ------------
Net increase (decrease)                                  869,810          98,382
Net assets, beginning                                     98,382             -
                                                    ------------    ------------
Net assets, ending                                  $    968,192    $     98,382
                                                    ============    ============

Units sold                                               827,089          93,931
Units redeemed                                           (74,206)            (28)
                                                    ------------    ------------
Net increase (decrease)                                  752,883          93,903
Units outstanding, beginning                              93,903             -
                                                    ------------    ------------
Units outstanding, ending                                846,786          93,903
                                                    ============    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $     975,530
Cost of units redeemed                                                   (72,916)
Net investment income (loss)                                              10,441
Net realized gain (loss)                                                   4,732
Realized gain distributions                                                7,389
Net change in unrealized appreciation (depreciation)                      43,016
                                                                   -------------
                                                                   $     968,192
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                    Fidelity
                              Advisor Freedom 2015

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.14      $      816             1.25%               8.5%
12/31/05               1.05              98             1.25%               5.0%
03/01/05               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.14      $        6             1.00%               9.0%
12/31/05               1.05               -             1.00%               5.0%
03/01/05               1.00               -             1.00%               0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.15      $        -             0.75%               9.3%
12/31/05               1.05               -             0.75%               5.2%
03/01/05               1.00               -             0.75%               0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.16      $        -             0.50%               9.6%
12/31/05               1.05               -             0.50%               5.4%
03/01/05               1.00               -             0.50%               0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.16      $        -             0.25%               9.8%
12/31/05               1.06               -             0.25%               5.6%
03/01/05               1.00               -             0.25%               0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.17      $      146             0.00%              10.1%
12/31/05               1.06               -             0.00%               5.9%
03/01/05               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006                2005
2.6%                1.5%

                             AUL American Unit Trust
                                    Fidelity
                              Advisor Freedom 2020

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $    1,948,517    $    1,893,676           146,852
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $    1,780,558         1,538,751    $         1.16
Band 100                               5,634             4,847              1.16
Band 75                                  -                 -                1.17
Band 50                                  -                 -                1.17
Band 25                                  -                 -                1.18
Band 0                               162,325           137,107              1.18
                              --------------    --------------
Total                         $    1,948,517         1,680,705
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $       25,770
   Mortality & expense charges                                             8,412
                                                                  --------------
   Net investment income (loss)                                           17,358
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                5,324
   Realized gain distributions                                            18,387
   Net change in unrealized appreciation (depreciation)                   53,805
                                                                  --------------
   Net gain (loss)                                                        77,516
                                                                  --------------
Increase (decrease) in net assets from operations                 $       94,874
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    For the period
                                                      Year ended     from 03/01/05
                                                      12/31/2006     to 12/31/2005
                                                    ------------    --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     17,358    $          314
   Net realized gain (loss)                                5,324                (2)
   Realized gain distributions                            18,387                66
   Net change in unrealized appreciation
      (depreciation)                                      53,805             1,036
                                                    ------------    --------------
Increase (decrease) in net assets from operations         94,874             1,414
                                                    ------------    --------------
Contract owner transactions:
   Proceeds from units sold                            1,974,124            40,836
   Cost of units redeemed                               (162,272)             (459)
                                                    ------------    --------------
   Increase (decrease)                                 1,811,852            40,377
                                                    ------------    --------------
Net increase (decrease)                                1,906,726            41,791
Net assets, beginning                                     41,791               -
                                                    ------------    --------------
Net assets, ending                                  $  1,948,517    $       41,791
                                                    ============    ==============

Units sold                                             1,810,799            40,151
Units redeemed                                          (169,791)             (454)
                                                    ------------    --------------
Net increase (decrease)                                1,641,008            39,697
Units outstanding, beginning                              39,697               -
                                                    ------------    --------------
Units outstanding, ending                              1,680,705            39,697
                                                    ============    ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  2,014,960
Cost of units redeemed                                                  (162,731)
Net investment income (loss)                                              17,672
Net realized gain (loss)                                                   5,322
Realized gain distributions                                               18,453
Net change in unrealized appreciation (depreciation)                      54,841
                                                                    ------------
                                                                    $  1,948,517
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                    Fidelity
                              Advisor Freedom 2020

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.16        $  1,781             1.25%              10.2%
12/31/05               1.05              42             1.25%               5.0%
03/01/05               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.16        $      6             1.00%              10.2%
12/31/05               1.05               -             1.00%               5.5%
03/01/05               1.00               -             1.00%               0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.17        $      -             0.75%              10.5%
12/31/05               1.06               -             0.75%               5.7%
03/01/05               1.00               -             0.75%               0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.17        $      -             0.50%              10.7%
12/31/05               1.06               -             0.50%               5.9%
03/01/05               1.00               -             0.50%               0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.18        $      -             0.25%              11.0%
12/31/05               1.06               -             0.25%               6.2%
03/01/05               1.00               -             0.25%               0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.18        $    162             0.00%              11.3%
12/31/05               1.06               -             0.00%               6.4%
03/01/05               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006           2005
2.6%           1.6%

                             AUL American Unit Trust
                                    Fidelity
                              Advisor Freedom 2025

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $      813,434    $      784,029            62,707
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $      654,402           561,912    $         1.16
Band 100                              16,789            14,350              1.17
Band 75                                  -                 -                1.18
Band 50                                  -                 -                1.18
Band 25                                  -                 -                1.19
Band 0                               142,243           119,376              1.19
                              --------------    --------------
Total                         $      813,434           695,638
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $        9,378
   Mortality & expense charges                                             2,618
                                                                  --------------
   Net investment income (loss)                                            6,760
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                1,487
   Realized gain distributions                                             6,710
   Net change in unrealized appreciation (depreciation)                   28,923
                                                                  --------------
   Net gain (loss)                                                        37,120
                                                                  --------------
Increase (decrease) in net assets from operations                 $       43,880
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    For the period
                                                      Year ended     from 03/01/05
                                                      12/31/2006     to 12/31/2005
                                                    ------------    --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $      6,760    $          150
   Net realized gain (loss)                                1,487               -
   Realized gain distributions                             6,710                36
   Net change in unrealized appreciation
      (depreciation)                                      28,923               482
                                                    ------------    --------------
Increase (decrease) in net assets from operations         43,880               668
                                                    ------------    --------------
Contract owner transactions:
   Proceeds from units sold                              791,914            21,302
   Cost of units redeemed                                (44,330)             -
                                                    ------------    --------------
   Increase (decrease)                                   747,584            21,302
                                                    ------------    --------------
Net increase (decrease)                                  791,464            21,970
Net assets, beginning                                     21,970               -
                                                    ------------    --------------
Net assets, ending                                  $    813,434    $       21,970
                                                    ============    ==============

Units sold                                               724,983            20,815
Units redeemed                                           (50,160)             -
                                                    ------------    --------------
Net increase (decrease)                                  674,823            20,815
Units outstanding, beginning                              20,815               -
                                                    ------------    --------------
Units outstanding, ending                                695,638            20,815
                                                    ============    ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    813,216
Cost of units redeemed                                                   (44,330)
Net investment income (loss)                                               6,910
Net realized gain (loss)                                                   1,487
Realized gain distributions                                                6,746
Net change in unrealized appreciation (depreciation)                      29,405
                                                                    ------------
                                                                    $    813,434
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                    Fidelity
                              Advisor Freedom 2025

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.16        $    654             1.25%               9.9%
12/31/05               1.06              22             1.25%               6.0%
03/01/05               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.17        $     17             1.00%              10.6%
12/31/05               1.06               -             1.00%               5.8%
03/01/05               1.00               -             1.00%               0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.18        $      -             0.75%              10.9%
12/31/05               1.06               -             0.75%               6.0%
03/01/05               1.00               -             0.75%               0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.18        $      -             0.50%              11.2%
12/31/05               1.06               -             0.50%               6.2%
03/01/05               1.00               -             0.50%               0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.19        $      -             0.25%              11.4%
12/31/05               1.06               -             0.25%               6.4%
03/01/05               1.00               -             0.25%               0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.19        $    142             0.00%              11.7%
12/31/05               1.07               -             0.00%               6.7%
03/01/05               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006           2005
2.2%           1.4%

                             AUL American Unit Trust
                                    Fidelity
                              Advisor Freedom 2030

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $    1,396,242    $    1,325,962           100,185
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $    1,073,109           907,740    $         1.18
Band 100                               3,509             2,955              1.19
Band 75                                  -                 -                1.19
Band 50                                  -                 -                1.20
Band 25                                  -                 -                1.20
Band 0                               319,624           264,262              1.21
                              --------------    --------------
Total                         $    1,396,242         1,174,957
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $       14,218
   Mortality & expense charges                                             7,455
                                                                  --------------
   Net investment income (loss)                                            6,763
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                1,923
   Realized gain distributions                                            21,229
   Net change in unrealized appreciation (depreciation)                   69,461
                                                                  --------------
   Net gain (loss)                                                        92,613
                                                                  --------------
Increase (decrease) in net assets from operations                 $       99,376
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    For the period
                                                      Year ended     from 03/01/05
                                                      12/31/2006     to 12/31/2005
                                                    ------------    --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $      6,763    $          103
   Net realized gain (loss)                                1,923               -
   Realized gain distributions                            21,229                55
   Net change in unrealized appreciation
      (depreciation)                                      69,461               819
                                                    ------------    --------------
Increase (decrease) in net assets from operations         99,376               977
                                                    ------------    --------------
Contract owner transactions:
   Proceeds from units sold                            1,353,940            23,006
   Cost of units redeemed                                (81,057)              -
                                                    ------------    --------------
   Increase (decrease)                                 1,272,883            23,006
                                                    ------------    --------------
Net increase (decrease)                                1,372,259            23,983
Net assets, beginning                                     23,983               -
                                                    ------------    --------------
Net assets, ending                                  $  1,396,242    $       23,983
                                                    ============    ==============

Units sold                                             1,256,790            22,605
Units redeemed                                          (104,438)              -
                                                    ------------    --------------
Net increase (decrease)                                1,152,352            22,605
Units outstanding, beginning                              22,605               -
                                                    ------------    --------------
Units outstanding, ending                              1,174,957            22,605
                                                    ============    ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  1,376,946
Cost of units redeemed                                                   (81,057)
Net investment income (loss)                                               6,866
Net realized gain (loss)                                                   1,923
Realized gain distributions                                               21,284
Net change in unrealized appreciation (depreciation)                      70,280
                                                                    ------------
                                                                    $  1,396,242
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                    Fidelity
                              Advisor Freedom 2030

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.18        $  1,073             1.25%               11.5%
12/31/05               1.06              24             1.25%                6.0%
03/01/05               1.00               -             1.25%                0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.19        $      3             1.00%              11.7%
12/31/05               1.06               -             1.00%               6.3%
03/01/05               1.00               -             1.00%               0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.19        $      -             0.75%              12.0%
12/31/05               1.07               -             0.75%               6.5%
03/01/05               1.00               -             0.75%               0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.20        $      -             0.50%              12.3%
12/31/05               1.07               -             0.50%               6.8%
03/01/05               1.00               -             0.50%               0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.20        $      -             0.25%              12.5%
12/31/05               1.07               -             0.25%               7.0%
03/01/05               1.00               -             0.25%               0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.21        $    320             0.00%              12.8%
12/31/05               1.07               -             0.00%               7.2%
03/01/05               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006           2005
2.0%           0.8%

                             AUL American Unit Trust
                                    Fidelity
                              Advisor Freedom 2035

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $      500,320    $      472,481            38,145
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $      290,187           245,057    $         1.18
Band 100                              16,330            13,727              1.19
Band 75                                  -                 -                1.20
Band 50                                  -                 -                1.20
Band 25                                  -                 -                1.21
Band 0                               193,803           159,956              1.21
                              --------------    --------------
Total                         $      500,320           418,740
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $        4,922
   Mortality & expense charges                                             1,447
                                                                  --------------
   Net investment income (loss)                                            3,475
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  787
   Realized gain distributions                                             5,832
   Net change in unrealized appreciation (depreciation)                   27,488
                                                                  --------------
   Net gain (loss)                                                        34,107
                                                                  --------------
Increase (decrease) in net assets from operations                 $       37,582
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    For the period
                                                      Year ended     from 03/01/05
                                                      12/31/2006     to 12/31/2005
                                                    ------------    --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $      3,475    $          107
   Net realized gain (loss)                                  787               -
   Realized gain distributions                             5,832                32
   Net change in unrealized appreciation
      (depreciation)                                      27,488               351
                                                    ------------    --------------
Increase (decrease) in net assets from operations         37,582               490
                                                    ------------    --------------
Contract owner transactions:
   Proceeds from units sold                              451,156            19,350
   Cost of units redeemed                                 (8,258)              -
                                                    ------------    --------------
   Increase (decrease)                                   442,898            19,350
                                                    ------------    --------------
Net increase (decrease)                                  480,480            19,840
Net assets, beginning                                     19,840               -
                                                    ------------    --------------
Net assets, ending                                  $    500,320    $       19,840
                                                    ============    ==============

Units sold                                               412,755            18,695
Units redeemed                                           (12,710)              -
                                                    ------------    --------------
Net increase (decrease)                                  400,045            18,695
Units outstanding, beginning                              18,695               -
                                                    ------------    --------------
Units outstanding, ending                                418,740            18,695
                                                    ============    ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    470,506
Cost of units redeemed                                                    (8,258)
Net investment income (loss)                                               3,582
Net realized gain (loss)                                                     787
Realized gain distributions                                                5,864
Net change in unrealized appreciation (depreciation)                      27,839
                                                                    ------------
                                                                    $    500,320
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                    Fidelity
                              Advisor Freedom 2035

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.18        $    290             1.25%              11.7%
12/31/05               1.06              20             1.25%               6.0%
03/01/05               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.19        $     16             1.00%              11.9%
12/31/05               1.06               -             1.00%               6.4%
03/01/05               1.00               -             1.00%               0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.20        $      -             0.75%              12.1%
12/31/05               1.07               -             0.75%               6.6%
03/01/05               1.00               -             0.75%               0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.20        $      -             0.50%              12.4%
12/31/05               1.07               -             0.50%               6.8%
03/01/05               1.00               -             0.50%               0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.21        $      -             0.25%              12.7%
12/31/05               1.07               -             0.25%               7.0%
03/01/05               1.00               -             0.25%               0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.21        $    194             0.00%              13.0%
12/31/05               1.07               -             0.00%               7.2%
03/01/05               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006           2005
1.9%           1.1%

                             AUL American Unit Trust
                                    Fidelity
                              Advisor Freedom 2040

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $    1,258,620    $    1,204,472            87,792
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $      783,806           658,411    $         1.19
Band 100                               3,943             3,297              1.20
Band 75                                  -                 -                1.20
Band 50                                  -                 -                1.21
Band 25                                  -                 -                1.21
Band 0                               470,871           386,584              1.22
                              --------------    --------------
Total                         $    1,258,620         1,048,292
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $       12,779
   Mortality & expense charges                                             3,433
                                                                  --------------
   Net investment income (loss)                                            9,346
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                1,072
   Realized gain distributions                                            16,615
   Net change in unrealized appreciation (depreciation)                   53,753
                                                                  --------------
   Net gain (loss)                                                        71,440
                                                                  --------------
Increase (decrease) in net assets from operations                 $       80,786
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $      9,346    $         97
   Net realized gain (loss)                                1,072             -
   Realized gain distributions                            16,615              40
   Net change in unrealized appreciation
      (depreciation)                                      53,753             395
                                                    ------------    ------------
Increase (decrease) in net assets from operations         80,786             532
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            1,250,506          17,489
   Cost of units redeemed                                (90,662)            (31)
                                                    ------------    ------------
   Increase (decrease)                                 1,159,844          17,458
                                                    ------------    ------------
Net increase (decrease)                                1,240,630          17,990
Net assets, beginning                                     17,990             -
                                                    ------------    ------------
Net assets, ending                                  $  1,258,620    $     17,990
                                                    ============    ============

Units sold                                             1,120,541          16,955
Units redeemed                                           (89,174)            (30)
                                                    ------------    ------------
Net increase (decrease)                                1,031,367          16,925
Units outstanding, beginning                              16,925             -
                                                    ------------    ------------
Units outstanding, ending                              1,048,292          16,925
                                                    ============    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  1,267,995
Cost of units redeemed                                                   (90,693)
Net investment income (loss)                                               9,444
Net realized gain (loss)                                                   1,072
Realized gain distributions                                               16,654
Net change in unrealized appreciation (depreciation)                      54,148
                                                                    ------------
                                                                    $  1,258,620
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                    Fidelity
                              Advisor Freedom 2040

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.19        $    784             1.25%               12.3%
12/31/05               1.06              18             1.25%                6.0%
03/01/05               1.00               -             1.25%                0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.20        $      4             1.00%              12.3%
12/31/05               1.07               -             1.00%               6.5%
03/01/05               1.00               -             1.00%               0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.20        $      -             0.75%              12.6%
12/31/05               1.07               -             0.75%               6.7%
03/01/05               1.00               -             0.75%               0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.21        $      -             0.50%              12.8%
12/31/05               1.07               -             0.50%               7.0%
03/01/05               1.00               -             0.50%               0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.21        $      -             0.25%              13.1%
12/31/05               1.07               -             0.25%               7.2%
03/01/05               1.00               -             0.25%               0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.22        $    471             0.00%              13.4%
12/31/05               1.07               -             0.00%               7.4%
03/01/05               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------

Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006           2005
2.0%           1.4%

                             AUL American Unit Trust
                                    Fidelity
                             Advisor Freedom Income

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $       81,518    $       81,367             7,684
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $       81,518            76,620    $         1.06
Band 100                                 -                 -                1.07
Band 75                                  -                 -                1.07
Band 50                                  -                 -                1.08
Band 25                                  -                 -                1.08
Band 0                                   -                 -                1.09
                              --------------    --------------
Total                         $       81,518            76,620
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          845
   Mortality & expense charges                                               168
                                                                  --------------
   Net investment income (loss)                                              677
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                    4
   Realized gain distributions                                                76
   Net change in unrealized appreciation (depreciation)                      151
                                                                  --------------
   Net gain (loss)                                                           231
                                                                  --------------
Increase (decrease) in net assets from operations                 $          908
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $        677    $        -
   Net realized gain (loss)                                    4             -
   Realized gain distributions                                76             -
   Net change in unrealized appreciation
      (depreciation)                                         151             -
                                                    ------------    ------------
Increase (decrease) in net assets from operations            908             -
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                               80,618             -
   Cost of units redeemed                                     (8)            -
                                                    ------------    ------------
   Increase (decrease)                                    80,610             -
                                                    ------------    ------------
Net increase (decrease)                                   81,518             -
Net assets, beginning                                        -               -
                                                    ------------    ------------
Net assets, ending                                  $     81,518    $        -
                                                    ============    ============

Units sold                                                76,628             -
Units redeemed                                                (8)            -
                                                    ------------    ------------
Net increase (decrease)                                   76,620             -
Units outstanding, beginning                                 -               -
                                                    ------------    ------------
Units outstanding, ending                                 76,620             -
                                                    ============    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $     80,618
Cost of units redeemed                                                        (8)
Net investment income (loss)                                                 677
Net realized gain (loss)                                                       4
Realized gain distributions                                                   76
Net change in unrealized appreciation (depreciation)                         151
                                                                    ------------
                                                                    $     81,518
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                    Fidelity
                             Advisor Freedom Income

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.06        $     82             1.25%               4.0%
12/31/05               1.02               -             1.25%               2.0%
03/01/05               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.07        $      -             1.00%               4.4%
12/31/05               1.02               -             1.00%               2.1%
03/01/05               1.00               -             1.00%               0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.07        $      -             0.75%               4.7%
12/31/05               1.02               -             0.75%               2.3%
03/01/05               1.00               -             0.75%               0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.08        $      -             0.50%               4.9%
12/31/05               1.02               -             0.50%               2.5%
03/01/05               1.00               -             0.50%               0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.08        $      -             0.25%               5.2%
12/31/05               1.03               -             0.25%               2.7%
03/01/05               1.00               -             0.25%               0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.09        $      -             0.00%               5.4%
12/31/05               1.03               -             0.00%               2.9%
03/01/05               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006           2005
2.1%           0.0%

                             AUL American Unit Trust
                                    Fidelity
                             Advisor Fifty (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                                 Investments           Cost of       Mutual Fund
                                    at Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $          -      $          -                 -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $          -                 -    $           1.04
Band 100                                 -                 -                1.04
Band 75                                  -                 -                1.04
Band 50                                  -                 -                1.04
Band 25                                  -                 -                1.04
Band 0                                   -                 -                1.04
                              --------------    --------------
Total                         $          -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                   $       -
   Mortality & expense charges                                               -
                                                                     -----------
   Net investment income (loss)                                              -
                                                                     -----------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                     -----------
   Net gain (loss)                                                           -
                                                                     -----------
Increase (decrease) in net assets from operations                    $       -
                                                                     ===========

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 10/23/06
                                                                     to 12/31/06
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $          -
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation
      (depreciation)                                                         -
                                                                  --------------
Increase (decrease) in net assets from operations                            -
                                                                  --------------

Contract owner transactions:
   Proceeds from units sold                                                  -
   Cost of units redeemed                                                    -
                                                                  --------------
   Increase (decrease)                                                       -
                                                                  --------------
Net increase (decrease)                                                      -
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $          -
                                                                  ==============

Units sold                                                                   -
Units redeemed                                                               -
                                                                  --------------
Net increase (decrease)                                                      -
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                                    -
                                                                  ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $        -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                    ------------
                                                                    $        -
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                    Fidelity
                             Advisor Fifty (Class A)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04          $  -               1.25%              4.0%
10/23/06               1.00             -               1.25%              0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04      $        -             1.00%              4.1%
10/23/06               1.00               -             1.00%              0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04      $        -             0.75%              4.1%
10/23/06               1.00               -             0.75%              0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04      $        -             0.50%              4.2%
10/23/06               1.00               -             0.50%              0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04      $        -             0.25%              4.2%
10/23/06               1.00               -             0.25%              0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04      $        -             0.00%              4.3%
10/23/06               1.00               -             0.00%              0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

                                      2006
                                      ----
                                      0.0%

                             AUL American Unit Trust
                                    Fidelity
                             Advisor Fifty (Class T)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                                 Investments           Cost of       Mutual Fund
                                    at Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $          -      $          -                 -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $          -                 -    $           1.04
Band 100                                 -                 -                1.04
Band 75                                  -                 -                1.04
Band 50                                  -                 -                1.04
Band 25                                  -                 -                1.04
Band 0                                   -                 -                1.04
                              --------------    --------------
Total                         $          -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                   $       -
   Mortality & expense charges                                               -
                                                                     -----------
   Net investment income (loss)                                              -
                                                                     -----------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                     -----------
   Net gain (loss)                                                           -
                                                                     -----------
Increase (decrease) in net assets from operations                    $       -
                                                                     ===========

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 10/23/06
                                                                     to 12/31/06
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $          -
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation
      (depreciation)                                                         -
                                                                  --------------
Increase (decrease) in net assets from operations                            -
                                                                  --------------

Contract owner transactions:
   Proceeds from units sold                                                  -
   Cost of units redeemed                                                    -
                                                                  --------------
   Increase (decrease)                                                       -
                                                                  --------------
Net increase (decrease)                                                      -
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $          -
                                                                  ==============

Units sold                                                                   -
Units redeemed                                                               -
                                                                  --------------
Net increase (decrease)                                                      -
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                                    -
                                                                  ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $        -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                    ------------
                                                                    $        -
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                    Fidelity
                             Advisor Fifty (Class T)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04          $  -               1.25%              3.9%
10/23/06               1.00             -               1.25%              0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04      $        -             1.00%              4.0%
10/23/06               1.00               -             1.00%              0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04      $        -             0.75%              4.0%
10/23/06               1.00               -             0.75%              0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04      $        -             0.50%              4.1%
10/23/06               1.00               -             0.50%              0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04      $        -             0.25%              4.1%
10/23/06               1.00               -             0.25%              0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04      $        -             0.00%              4.2%
10/23/06               1.00               -             0.00%              0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

                                      2006
                                      ----
                                      0.0%

                             AUL American Unit Trust
                                    Fidelity
                    Advisor Leveraged Company Stock (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                                 Investments           Cost of       Mutual Fund
                                    at Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $          -      $          -                 -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $          -                 -    $           1.05
Band 100                                 -                 -                1.05
Band 75                                  -                 -                1.05
Band 50                                  -                 -                1.05
Band 25                                  -                 -                1.05
Band 0                                   -                 -                1.05
                              --------------    --------------
Total                         $          -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                   $       -
   Mortality & expense charges                                               -
                                                                     -----------
   Net investment income (loss)                                              -
                                                                     -----------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                     -----------
   Net gain (loss)                                                           -
                                                                     -----------
Increase (decrease) in net assets from operations                    $       -
                                                                     ===========

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 10/23/06
                                                                     to 12/31/06
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $          -
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation
      (depreciation)                                                         -
                                                                  --------------
Increase (decrease) in net assets from operations                            -
                                                                  --------------

Contract owner transactions:
   Proceeds from units sold                                                  -
   Cost of units redeemed                                                    -
                                                                  --------------
   Increase (decrease)                                                       -
                                                                  --------------
Net increase (decrease)                                                      -
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $          -
                                                                  ==============

Units sold                                                                   -
Units redeemed                                                               -
                                                                  --------------
Net increase (decrease)                                                      -
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                                    -
                                                                  ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $        -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                    ------------
                                                                    $        -
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                    Fidelity
                    Advisor Leveraged Company Stock (Class A)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.05          $  -               1.25%              5.2%
10/23/06               1.00             -               1.25%              0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.05      $        -             1.00%              5.2%
10/23/06               1.00               -             1.00%              0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.05      $        -             0.75%              5.3%
10/23/06               1.00               -             0.75%              0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.05      $        -             0.50%              5.3%
10/23/06               1.00               -             0.50%              0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.05      $        -             0.25%              5.4%
10/23/06               1.00               -             0.25%              0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.05      $        -             0.00%              5.4%
10/23/06               1.00               -             0.00%              0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

                                      2006
                                      ----
                                      0.0%

                             AUL American Unit Trust
                                    Fidelity
                    Advisor Leveraged Company Stock (Class T)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                                 Investments           Cost of       Mutual Fund
                                    at Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $          -      $          -                 -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $          -                 -    $           1.05
Band 100                                 -                 -                1.05
Band 75                                  -                 -                1.05
Band 50                                  -                 -                1.05
Band 25                                  -                 -                1.05
Band 0                                   -                 -                1.05
                              --------------    --------------
Total                         $          -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                   $       -
   Mortality & expense charges                                               -
                                                                     -----------
   Net investment income (loss)                                              -
                                                                     -----------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                     -----------
   Net gain (loss)                                                           -
                                                                     -----------
Increase (decrease) in net assets from operations                    $       -
                                                                     ===========

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 10/23/06
                                                                     to 12/31/06
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $          -
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation
      (depreciation)                                                         -
                                                                  --------------
Increase (decrease) in net assets from operations                            -
                                                                  --------------

Contract owner transactions:
   Proceeds from units sold                                                  -
   Cost of units redeemed                                                    -
                                                                  --------------
   Increase (decrease)                                                       -
                                                                  --------------
Net increase (decrease)                                                      -
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $          -
                                                                  ==============

Units sold                                                                   -
Units redeemed                                                               -
                                                                  --------------
Net increase (decrease)                                                      -
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                                    -
                                                                  ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $        -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                    ------------
                                                                    $        -
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                    Fidelity
                    Advisor Leveraged Company Stock (Class T)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.05          $  -               1.25%              5.1%
10/23/06               1.00             -               1.25%              0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.05      $        -             1.00%              5.2%
10/23/06               1.00               -             1.00%              0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.05      $        -             0.75%              5.2%
10/23/06               1.00               -             0.75%              0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.05      $        -             0.50%              5.3%
10/23/06               1.00               -             0.50%              0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.05      $        -             0.25%              5.3%
10/23/06               1.00               -             0.25%              0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.05      $        -             0.00%              5.4%
10/23/06               1.00               -             0.00%              0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

                                      2006
                                      ----
                                      0.0%

                             AUL American Unit Trust
                                  State Street
                                Equity 500 Index

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $  206,448,676    $  165,014,225        17,462,054
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $  206,448,676        61,505,096    $         3.36
Band 100                                 -                 -                3.38
Band 75                                  -                 -                3.41
Band 50                                  -                 -                3.44
Band 25                                  -                 -                3.47
Band 0                                   -                 -                3.50
                              --------------    --------------
Total                         $  206,448,676        61,505,096
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $    3,271,892
   Mortality & expense charges                                         2,450,482
                                                                  --------------
   Net investment income (loss)                                          821,410
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                            1,921,229
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)               23,272,772
                                                                  --------------
   Net gain (loss)                                                    25,194,001
                                                                  --------------
Increase (decrease) in net assets from operations                 $   26,015,411
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended      Year ended
                                                       12/31/2006      12/31/2005
                                                    -------------   -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     821,410   $     668,135
   Net realized gain (loss)                             1,921,229          23,097
   Realized gain distributions                                -               -
   Net change in unrealized appreciation
      (depreciation)                                   23,272,772       5,558,414
                                                    -------------   -------------
Increase (decrease) in net assets from operations      26,015,411       6,249,646
                                                    -------------   -------------
Contract owner transactions:
   Proceeds from units sold                            29,056,071      28,260,537
   Cost of units redeemed                             (44,400,224)    (39,199,432)
                                                    -------------   -------------
   Increase (decrease)                                (15,344,153)    (10,938,895)
                                                    -------------   -------------
Net increase (decrease)                                10,671,258      (4,689,249)
Net assets, beginning                                 195,777,418     200,466,667
                                                    -------------   -------------
Net assets, ending                                  $ 206,448,676   $ 195,777,418
                                                    =============   =============

Units sold                                             10,317,318       9,677,292
Units redeemed                                        (15,321,375)    (13,665,985)
                                                    -------------   -------------
Net increase (decrease)                                (5,004,057)     (3,988,693)
Units outstanding, beginning                           66,509,153      70,497,846
                                                    -------------   -------------
Units outstanding, ending                              61,505,096      66,509,153
                                                    =============   =============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $ 538,473,981
Cost of units redeemed                                               (378,640,917)
Net investment income (loss)                                            6,583,043
Net realized gain (loss)                                               (1,401,882)
Realized gain distributions                                                   -
Net change in unrealized appreciation (depreciation)                   41,434,451
                                                                    -------------
                                                                    $ 206,448,676
                                                                    =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                             State Street
                           Equity 500 Index

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     3.36      $  206,449             1.25%              14.2%
12/31/05               2.94         195,777             1.25%               3.5%
12/31/04               2.84         200,467             1.25%               9.2%
12/31/03               2.60         182,098             1.25%              26.8%
12/31/02               2.05         136,608             1.25%             -23.3%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     3.38      $        -             1.00%              14.3%
12/31/05               2.96               -             1.00%               3.6%
12/31/04               2.86               -             1.00%               9.9%
12/31/03               2.60               -             1.00%               9.0%
10/02/03               2.39               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     3.41      $        -             0.75%              14.6%
12/31/05               2.98               -             0.75%               3.8%
12/31/04               2.87               -             0.75%              10.2%
12/31/03               2.60               -             0.75%               9.0%
10/02/03               2.39               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     3.44      $        -             0.50%              14.9%
12/31/05               2.99               -             0.50%               4.1%
12/31/04               2.88               -             0.50%              10.5%
12/31/03               2.60               -             0.50%               9.1%
10/02/03               2.39               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     3.47      $        -             0.25%              15.2%
12/31/05               3.01               -             0.25%               4.4%
12/31/04               2.89               -             0.25%              10.7%
12/31/03               2.61               -             0.25%               9.1%
10/02/03               2.39               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     3.50      $        -             0.00%              15.5%
12/31/05               3.03               -             0.00%               4.6%
12/31/04               2.89               -             0.00%              10.8%
12/31/03               2.61               -             0.00%               9.5%
10/02/03               2.39               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006                2005               2004              2003               2002
1.6%                1.7%               2.4%              1.3%               1.4%

                             AUL American Unit Trust
                                  State Street
                               Equity 500 Index II

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $    3,102,971    $    2,884,434           262,333
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $    1,237,884         1,046,510    $         1.18
Band 100                              77,542            65,291              1.19
Band 75                                  -                 -                1.19
Band 50                            1,031,053           861,397              1.20
Band 25                                  -                 -                1.20
Band 0                               756,492           627,105              1.21
                              --------------    --------------
Total                         $    3,102,971         2,600,303
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $       35,241
   Mortality & expense charges                                            11,547
                                                                  --------------
   Net investment income (loss)                                           23,694
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               12,007
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                  216,841
                                                                  --------------
   Net gain (loss)                                                       228,848
                                                                  --------------
Increase (decrease) in net assets from operations                 $      252,542
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   For the period
                                                       Year ended  from 6/03/2005
                                                       12/31/2006   to 12/31/2005
                                                    -------------  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $      23,694  $          400
   Net realized gain (loss)                                12,007              41
   Realized gain distributions                                -               -
   Net change in unrealized appreciation
      (depreciation)                                      216,841           1,696
                                                    -------------  --------------
Increase (decrease) in net assets from operations         252,542           2,137
                                                    -------------  --------------
Contract owner transactions:
   Proceeds from units sold                             3,260,646         108,718
   Cost of units redeemed                                (514,436)         (6,636)
                                                    -------------  --------------
   Increase (decrease)                                  2,746,210         102,082
                                                    -------------  --------------
Net increase (decrease)                                 2,998,752         104,219
Net assets, beginning                                     104,219             -
                                                    -------------  --------------
Net assets, ending                                  $   3,102,971  $      104,219
                                                    =============  ==============

Units sold                                              2,970,140         106,513
Units redeemed                                           (469,851)         (6,499)
                                                    -------------  --------------
Net increase (decrease)                                 2,500,289         100,014
Units outstanding, beginning                              100,014            -
                                                    -------------  --------------
Units outstanding, ending                               2,600,303         100,014
                                                    =============  ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $ 3,369,364
Cost of units redeemed                                                 (521,072)
Net investment income (loss)                                             24,093
Net realized gain (loss)                                                 12,048
Realized gain distributions                                                   1
Net change in unrealized appreciation (depreciation)                    218,537
                                                                    -----------
                                                                    $ 3,102,971
                                                                    ===========

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                  State Street
                               Equity 500 Index II

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.18      $    1,238             1.25%              13.8%
12/31/05               1.04             104             1.25%               4.0%
06/03/05               1.00             -               1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.19      $       78             1.00%              13.8%
12/31/05               1.04             -               1.00%               4.3%
06/03/05               1.00             -               1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.19      $      -               0.75%              14.1%
12/31/05               1.04             -               0.75%               4.5%
06/03/05               1.00             -               0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.20      $    1,031             0.50%              14.4%
12/31/05               1.05             -               0.50%               4.6%
06/03/05               1.00             -               0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.20      $      -               0.25%              14.7%
12/31/05               1.05             -               0.25%               4.8%
06/03/05               1.00             -               0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.21      $      756             0.00%              15.0%
12/31/05               1.05             -               0.00%               4.9%
06/03/05               1.00             -               0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006               2005
2.2%                1%

                             AUL American Unit Trust
                                American Century
                             VP Capital Appreciation

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $   11,295,660    $    8,490,379         1,032,913
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $   11,295,660         5,852,664    $         1.93
Band 100                                 -                 -                1.95
Band 75                                  -                 -                1.96
Band 50                                  -                 -                1.98
Band 25                                  -                 -                1.99
Band 0                                   -                 -                2.01
                              --------------    --------------
Total                         $   11,295,660         5,852,664
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                           150,480
                                                                  --------------
   Net investment income (loss)                                         (150,480)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                            1,129,571
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                  545,716
                                                                  --------------
   Net gain (loss)                                                     1,675,287
                                                                  --------------
Increase (decrease) in net assets from operations                 $    1,524,807
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $   (150,480)   $   (109,479)
   Net realized gain (loss)                            1,129,571        (140,724)
   Realized gain distributions                               -               -
   Net change in unrealized appreciation
      (depreciation)                                     545,716       1,939,230
                                                    ------------    ------------
Increase (decrease) in net assets from operations      1,524,807       1,689,027
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            5,429,746       3,712,567
   Cost of units redeemed                             (6,606,347)     (2,481,271)
                                                    ------------    ------------
   Increase (decrease)                                (1,176,601)      1,231,296
                                                    ------------    ------------
Net increase (decrease)                                  348,206       2,920,323
Net assets, beginning                                 10,947,454       8,027,131
                                                    ------------    ------------
Net assets, ending                                  $ 11,295,660    $ 10,947,454
                                                    ============    ============

Units sold                                             3,165,781       2,298,682
Units redeemed                                        (3,879,475)     (1,536,627)
                                                    ------------    ------------
Net increase (decrease)                                 (713,694)        762,055
Units outstanding, beginning                           6,566,358       5,804,303
                                                    ------------    ------------
Units outstanding, ending                              5,852,664       6,566,358
                                                    ============    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $ 37,448,723
Cost of units redeemed                                               (27,818,604)
Net investment income (loss)                                            (336,282)
Net realized gain (loss)                                              (3,765,576)
Realized gain distributions                                            2,962,118
Net change in unrealized appreciation (depreciation)                   2,805,281
                                                                    ------------
                                                                    $ 11,295,660
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                American Century
                             VP Capital Appreciation

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.93        $ 11,296             1.25%              15.6%
12/31/05               1.67          10,947             1.25%              21.0%
12/31/04               1.38           8,027             1.25%               6.2%
12/31/03               1.30           7,707             1.25%              19.3%
12/31/02               1.09           6,076             1.25%             -22.2%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.95        $      -             1.00%              16.1%
12/31/05               1.68               -             1.00%              20.8%
12/31/04               1.39               -             1.00%               6.5%
12/31/03               1.30               -             1.00%               6.2%
10/02/03               1.23               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.96        $      -             0.75%              16.3%
12/31/05               1.69               -             0.75%              21.2%
12/31/04               1.39               -             0.75%               6.8%
12/31/03               1.30               -             0.75%               6.2%
10/02/03               1.23               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.98        $      -             0.50%              16.6%
12/31/05               1.70               -             0.50%              21.5%
12/31/04               1.40               -             0.50%              23.5%
12/31/03               1.13               -             0.50%              -7.9%
10/02/03               1.23               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.99        $      -             0.25%              16.9%
12/31/05               1.71               -             0.25%              21.8%
12/31/04               1.40               -             0.25%               7.3%
12/31/03               1.30               -             0.25%               6.4%
10/02/03               1.23               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  2.01        $      -             0.00%              17.2%
12/31/05               1.71               -             0.00%              22.1%
12/31/04               1.40               -             0.00%               7.6%
12/31/03               1.31               -             0.00%               6.4%
10/02/03               1.23               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006         2005       2004       2003           2002
0.0%         0.0%       0.0%       0.0%           0.0%

                             AUL American Unit Trust
                                American Century
                                  Equity Income

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $    3,735,461    $    3,550,260           431,242
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $    3,735,461         2,179,594    $         1.71
Band 100                                 -                 -                1.73
Band 75                                  -                 -                1.74
Band 50                                  -                 -                1.76
Band 25                                  -                 -                1.77
Band 0                                   -                 -                1.84
                              --------------    --------------
Total                         $    3,735,461         2,179,594
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $       80,204
   Mortality & expense charges                                            41,493
                                                                  --------------
   Net investment income (loss)                                           38,711
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              127,425
   Realized gain distributions                                           216,000
   Net change in unrealized appreciation (depreciation)                  170,121
                                                                  --------------
   Net gain (loss)                                                       513,546
                                                                  --------------
Increase (decrease) in net assets from operations                 $      552,257
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     38,711     $    26,469
   Net realized gain (loss)                              127,425         101,590
   Realized gain distributions                           216,000         124,288
   Net change in unrealized appreciation
      (depreciation)                                     170,121        (213,633)
                                                    ------------    ------------
Increase (decrease) in net assets from operations        552,257          38,714
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            1,505,580       1,163,065
   Cost of units redeemed                             (1,476,056)       (668,659)
                                                    ------------    ------------
   Increase (decrease)                                    29,524         494,406
                                                    ------------    ------------
Net increase (decrease)                                  581,781         533,120
Net assets, beginning                                  3,153,680       2,620,560
                                                    ------------    ------------
Net assets, ending                                  $  3,735,461    $  3,153,680
                                                    ============    ============

Units sold                                             1,027,389         813,210
Units redeemed                                        (1,018,629)       (467,667)
                                                    ------------    ------------
Net increase (decrease)                                    8,760         345,543
Units outstanding, beginning                           2,170,834       1,825,291
                                                    ------------    ------------
Units outstanding, ending                              2,179,594       2,170,834
                                                    ============    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  5,440,098
Cost of units redeemed                                                (2,737,481)
Net investment income (loss)                                             118,377
Net realized gain (loss)                                                 243,792
Realized gain distributions                                              485,474
Net change in unrealized appreciation (depreciation)                     185,201
                                                                    ------------
                                                                    $  3,735,461
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                American Century
                                  Equity Income

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.71        $  3,735             1.25%              18.2%
12/31/05               1.45           3,154             1.25%               0.7%
12/31/04               1.44           2,621             1.25%              11.6%
12/31/03               1.29           1,419             1.25%              22.9%
12/31/02               1.05             485             1.25%              -6.2%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.73        $      -             1.00%              18.3%
12/31/05               1.46               -             1.00%               1.4%
12/31/04               1.44               -             1.00%              11.4%
12/31/03               1.29               -             1.00%               9.5%
10/02/03               1.18               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.74        $      -             0.75%              18.6%
12/31/05               1.47               -             0.75%               1.7%
12/31/04               1.44               -             0.75%              11.7%
12/31/03               1.29               -             0.75%               9.6%
10/02/03               1.18               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.76        $      -             0.50%              18.9%
12/31/05               1.48               -             0.50%               1.9%
12/31/04               1.45               -             0.50%              12.0%
12/31/03               1.29               -             0.50%               9.7%
10/02/03               1.18               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.77        $      -             0.25%              19.2%
12/31/05               1.49               -             0.25%               2.2%
12/31/04               1.45               -             0.25%              12.3%
12/31/03               1.30               -             0.25%               9.7%
10/02/03               1.18               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.84        $      -             0.00%              19.5%
12/31/05               1.54               -             0.00%               2.5%
12/31/04               1.50               -             0.00%              12.5%
12/31/03               1.34               -             0.00%               9.8%
10/02/03               1.22               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006         2005       2004       2003           2002
2.3%         2.1%       2.5%       3.1%           3.0%

                             AUL American Unit Trust
                                American Century
                                 Small Cap Value

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $    9,273,830    $    9,565,352           950,329
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $    9,273,830         4,345,605    $         2.13
Band 100                                 -                 -                2.15
Band 75                                  -                 -                2.17
Band 50                                  -                 -                2.19
Band 25                                  -                 -                2.20
Band 0                                   -                 -                2.29
                              --------------    --------------
Total                         $    9,273,830         4,345,605
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $       49,644
   Mortality & expense charges                                            99,020
                                                                  --------------
   Net investment income (loss)                                          (49,376)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              132,020
   Realized gain distributions                                         1,104,091
   Net change in unrealized appreciation (depreciation)                 (157,104)
                                                                  --------------
   Net gain (loss)                                                     1,079,007
                                                                  --------------
Increase (decrease) in net assets from operations                 $    1,029,631
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $    (49,376)   $    (38,272)
   Net realized gain (loss)                              132,020         351,590
   Realized gain distributions                         1,104,091         858,225
   Net change in unrealized appreciation
      (depreciation)                                    (157,104)       (686,526)
                                                    ------------    ------------
Increase (decrease) in net assets from operations      1,029,631         485,017
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            2,819,823       3,262,228
   Cost of units redeemed                             (1,632,592)     (1,948,285)
                                                    ------------    ------------
   Increase (decrease)                                 1,187,231       1,313,943
                                                    ------------    ------------
Net increase (decrease)                                2,216,862       1,798,960
Net assets, beginning                                  7,056,968       5,258,008
                                                    ------------    ------------
Net assets, ending                                  $  9,273,830    $  7,056,968
                                                    ============    ============

Units sold                                             1,424,262       1,908,584
Units redeemed                                          (851,232)     (1,145,334)
                                                    ------------    ------------
Net increase (decrease)                                  573,030         763,250
Units outstanding, beginning                           3,772,575       3,009,325
                                                    ------------    ------------
Units outstanding, ending                              4,345,605       3,772,575
                                                    ============    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $ 11,892,986
Cost of units redeemed                                                (5,139,283)
Net investment income (loss)                                            (105,895)
Net realized gain (loss)                                                 526,964
Realized gain distributions                                            2,390,580
Net change in unrealized appreciation (depreciation)                    (291,522)
                                                                    ------------
                                                                    $  9,273,830
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                American Century
                                 Small Cap Value

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  2.13        $  9,274             1.25%              14.1%
12/31/05               1.87           7,057             1.25%               6.9%
12/31/04               1.75           5,258             1.25%              20.7%
12/31/03               1.45           1,948             1.25%              34.3%
12/31/02               1.08             557             1.25%             -12.5%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  2.15        $      -             1.00%              14.4%
12/31/05               1.88               -             1.00%               7.2%
12/31/04               1.75               -             1.00%              20.7%
12/31/03               1.45               -             1.00%              11.5%
10/02/03               1.30               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  2.17        $      -             0.75%              14.7%
12/31/05               1.89               -             0.75%               7.5%
12/31/04               1.76               -             0.75%              21.0%
12/31/03               1.45               -             0.75%              11.6%
10/02/03               1.30               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  2.19        $      -             0.50%              14.9%
12/31/05               1.90               -             0.50%               7.8%
12/31/04               1.77               -             0.50%              21.3%
12/31/03               1.46               -             0.50%              11.7%
10/02/03               1.30               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  2.20        $      -             0.25%              15.2%
12/31/05               1.91               -             0.25%               8.0%
12/31/04               1.77               -             0.25%              21.6%
12/31/03               1.46               -             0.25%              11.7%
10/02/03               1.30               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  2.29        $      -             0.00%              15.5%
12/31/05               1.99               -             0.00%               8.3%
12/31/04               1.83               -             0.00%              20.7%
12/31/03               1.52               -             0.00%              12.9%
10/02/03               1.34               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006         2005       2004       2003           2002
0.6%         0.7%       0.3%       0.7%           0.0%

                             AUL American Unit Trust
                                American Century
                                 Income & Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $      333,705    $      297,472            10,020
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $      333,705           260,294    $         1.28
Band 100                                 -                  -               1.29
Band 75                                  -                  -               1.30
Band 50                                  -                  -               1.31
Band 25                                  -                  -               1.32
Band 0                                   -                  -               1.41
                              --------------    --------------
Total                         $      333,705           260,294
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $        5,482
   Mortality & expense charges                                             3,626
                                                                  --------------
   Net investment income (loss)                                            1,856
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                6,060
   Realized gain distributions                                            14,776
   Net change in unrealized appreciation (depreciation)                   21,840
                                                                  --------------
   Net gain (loss)                                                        42,676
                                                                  --------------
Increase (decrease) in net assets from operations                 $       44,532
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $      1,856    $      1,847
   Net realized gain (loss)                                6,060          15,889
   Realized gain distributions                            14,776          10,918
   Net change in unrealized appreciation
      (depreciation)                                      21,840         (19,364)
                                                    ------------    ------------
Increase (decrease) in net assets from operations         44,532           9,290
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              141,002          73,288
   Cost of units redeemed                               (135,597)        (74,382)
                                                    ------------    ------------
   Increase (decrease)                                     5,405          (1,094)
                                                    ------------    ------------
Net increase (decrease)                                   49,937           8,196
Net assets, beginning                                    283,768         275,572
                                                    ------------    ------------
Net assets, ending                                  $    333,705    $    283,768
                                                    ============    ============

Units sold                                               122,939          67,967
Units redeemed                                          (118,787)        (69,256)
                                                    ------------    ------------
Net increase (decrease)                                    4,152          (1,289)
Units outstanding, beginning                             256,142         257,431
                                                    ------------    ------------
Units outstanding, ending                                260,294         256,142
                                                    ============    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    490,200
Cost of units redeemed                                                  (246,286)
Net investment income (loss)                                               6,351
Net realized gain (loss)                                                  21,513
Realized gain distributions                                               25,694
Net change in unrealized appreciation (depreciation)                      36,233
                                                                    ------------
                                                                    $    333,705
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                American Century
                                 Income & Growth

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.28        $    334             1.25%              15.5%
12/31/05               1.11             284             1.25%               3.7%
12/31/04               1.07             276             1.25%              11.5%
12/31/03               0.96             104             1.25%              28.0%
12/31/02               0.75              54             1.25%             -20.4%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.29        $      -             1.00%              16.0%
12/31/05               1.11               -             1.00%               3.6%
12/31/04               1.07               -             1.00%              12.0%
12/31/03               0.96               -             1.00%              10.5%
10/02/03               0.87               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.30        $      -             0.75%              16.3%
12/31/05               1.12               -             0.75%               3.9%
12/31/04               1.08               -             0.75%              12.2%
12/31/03               0.96               -             0.75%              10.5%
10/02/03               0.87               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.31        $      -             0.50%              16.6%
12/31/05               1.13               -             0.50%               4.2%
12/31/04               1.08               -             0.50%              12.5%
12/31/03               0.96               -             0.50%              10.6%
10/02/03               0.87               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.32        $      -             0.25%              16.9%
12/31/05               1.13               -             0.25%               4.4%
12/31/04               1.09               -             0.25%              12.8%
12/31/03               0.96               -             0.25%              10.7%
10/02/03               0.87               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.41        $      -             0.00%              17.2%
12/31/05               1.21               -             0.00%               4.7%
12/31/04               1.15               -             0.00%              13.2%
12/31/03               1.02               -             0.00%              10.6%
10/02/03               0.92               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006         2005       2004       2003           2002
1.8%         1.9%       2.2%       1.9%           1.9%

                             AUL American Unit Trust
                                American Century
                              International Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $    1,275,329    $    1,088,207           101,841
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $    1,275,329           490,071    $         2.60
Band 100                                 -                  -               2.62
Band 75                                  -                  -               2.64
Band 50                                  -                  -               2.67
Band 25                                  -                  -               2.69
Band 0                                   -                  -               3.05
                              --------------    --------------
Total                         $    1,275,329           490,071
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $        9,208
   Mortality & expense charges                                            20,584
                                                                  --------------
   Net investment income (loss)                                          (11,376)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              374,988
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                  (30,286)
                                                                  --------------
   Net gain (loss)                                                       344,702
                                                                  --------------
Increase (decrease) in net assets from operations                 $      333,326
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $    (11,376)   $      6,695
   Net realized gain (loss)                              374,988          20,659
   Realized gain distributions                               -               -
   Net change in unrealized appreciation
      (depreciation)                                     (30,286)         79,738
                                                    ------------    ------------
Increase (decrease) in net assets from operations        333,326         107,092
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            1,620,374         250,749
   Cost of units redeemed                             (1,692,895)        (84,053)
                                                    ------------    ------------
   Increase (decrease)                                   (72,521)        166,696
                                                    ------------    ------------
Net increase (decrease)                                  260,805         273,788
Net assets, beginning                                  1,014,524         740,736
                                                    ------------    ------------
Net assets, ending                                  $  1,275,329    $  1,014,524
                                                    ============    ============

Units sold                                               737,024         127,901
Units redeemed                                          (728,224)        (39,966)
                                                    ------------    ------------
Net increase (decrease)                                    8,800          87,935
Units outstanding, beginning                             481,271         393,336
                                                    ------------    ------------
Units outstanding, ending                                490,071         481,271
                                                    ============    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  2,761,076
Cost of units redeemed                                                (2,127,380)
Net investment income (loss)                                              (6,198)
Net realized gain (loss)                                                 460,709
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                     187,122
                                                                    ------------
                                                                    $  1,275,329
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                American Century
                              International Growth

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  2.60        $  1,275             1.25%              23.3%
12/31/05               2.11           1,015             1.25%              12.2%
12/31/04               1.88             741             1.25%              13.9%
12/31/03               1.65             721             1.25%              23.1%
12/31/02               1.34             174             1.25%             -20.3%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  2.62        $      -             1.00%              23.8%
12/31/05               2.12               -             1.00%              12.0%
12/31/04               1.89               -             1.00%              14.4%
12/31/03               1.65               -             1.00%              10.5%
10/02/03               1.50               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  2.64        $      -             0.75%              24.1%
12/31/05               2.13               -             0.75%              12.2%
12/31/04               1.90               -             0.75%              14.7%
12/31/03               1.66               -             0.75%              10.6%
10/02/03               1.50               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  2.67        $      -             0.50%              24.4%
12/31/05               2.14               -             0.50%              12.5%
12/31/04               1.91               -             0.50%              15.0%
12/31/03               1.66               -             0.50%              10.7%
10/02/03               1.50               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  2.69        $      -             0.25%              24.7%
12/31/05               2.16               -             0.25%              12.8%
12/31/04               1.91               -             0.25%              15.3%
12/31/03               1.66               -             0.25%              10.7%
10/02/03               1.50               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  3.05        $      -             0.00%              25.0%
12/31/05               2.44               -             0.00%              13.1%
12/31/04               2.16               -             0.00%              16.0%
12/31/03               1.86               -             0.00%              10.4%
10/02/03               1.69               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006         2005       2004       2003           2002
0.8%         2.1%       0.9%       1.2%           5.3%

                             AUL American Unit Trust
                                American Century
                                      Ultra

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $      642,659    $      704,600            23,649
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $      642,659           288,671    $         2.23
Band 100                                 -                 -                2.24
Band 75                                  -                 -                2.26
Band 50                                  -                 -                2.28
Band 25                                  -                 -                2.30
Band 0                                   -                 -                2.61
                              --------------    --------------
Total                         $      642,659           288,671
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                             8,339
                                                                  --------------
   Net investment income (loss)                                           (8,339)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              106,536
   Realized gain distributions                                            44,261
   Net change in unrealized appreciation (depreciation)                 (178,282)
                                                                  --------------
   Net gain (loss)                                                       (27,485)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (35,824)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     (8,339)   $     (7,639)
   Net realized gain (loss)                              106,536          25,009
   Realized gain distributions                            44,261             -
   Net change in unrealized appreciation
      (depreciation)                                    (178,282)         (9,926)
                                                    ------------    ------------
Increase (decrease) in net assets from operations        (35,824)          7,444
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              699,779         178,457
   Cost of units redeemed                               (742,350)       (126,485)
                                                    ------------    ------------
   Increase (decrease)                                   (42,571)         51,972
                                                    ------------    ------------
Net increase (decrease)                                  (78,395)         59,416
Net assets, beginning                                    721,054         661,638
                                                    ------------    ------------
Net assets, ending                                  $    642,659    $    721,054
                                                    ============    ============

Units sold                                               306,297          76,333
Units redeemed                                          (327,001)        (53,205)
                                                    ------------    ------------
Net increase (decrease)                                  (20,704)         23,128
Units outstanding, beginning                             309,375         286,247
                                                    ------------    ------------
Units outstanding, ending                                288,671         309,375
                                                    ============    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  2,727,032
Cost of units redeemed                                                (2,231,046)
Net investment income (loss)                                             (33,895)
Net realized gain (loss)                                                 198,248
Realized gain distributions                                               44,261
Net change in unrealized appreciation (depreciation)                     (61,941)
                                                                    ------------
                                                                    $    642,659
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                American Century
                                      Ultra

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  2.23        $    643             1.25%              -4.5%
12/31/05               2.33             721             1.25%               0.9%
12/31/04               2.31             662             1.25%               9.5%
12/31/03               2.11             846             1.25%              24.1%
12/31/02               1.70             539             1.25%             -24.1%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  2.24        $      -             1.00%              -4.2%
12/31/05               2.34               -             1.00%               0.8%
12/31/04               2.32               -             1.00%               9.9%
12/31/03               2.12               -             1.00%               6.3%
10/02/03               1.99               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  2.26        $      -             0.75%              -4.0%
12/31/05               2.36               -             0.75%               1.1%
12/31/04               2.33               -             0.75%              10.2%
12/31/03               2.12               -             0.75%               6.3%
10/02/03               1.99               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  2.28        $      -             0.50%              -3.8%
12/31/05               2.37               -             0.50%               1.3%
12/31/04               2.34               -             0.50%               7.3%
12/31/03               2.18               -             0.50%               9.5%
10/02/03               1.99               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  2.30        $      -             0.25%              -3.5%
12/31/05               2.38               -             0.25%               1.6%
12/31/04               2.35               -             0.25%              10.7%
12/31/03               2.12               -             0.25%               6.4%
10/02/03               1.99               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  2.61        $      -             0.00%              -3.3%
12/31/05               2.70               -             0.00%               1.8%
12/31/04               2.65               -             0.00%              11.0%
12/31/03               2.39               -             0.00%               6.5%
10/02/03               2.24               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006         2005       2004       2003           2002
0.0%         0.1%       0.0%       0.0%           2.8%

                             AUL American Unit Trust
                                American Century
                                     Select

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $        5,936    $        5,740               162
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $        5,936             2,919    $         2.03
Band 100                                 -                 -                2.05
Band 75                                  -                 -                2.07
Band 50                                  -                 -                2.08
Band 25                                  -                 -                2.10
Band 0                                   -                 -                2.38
                              --------------    --------------
Total                         $        5,936             2,919
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $           25
   Mortality & expense charges                                               500
                                                                  --------------
   Net investment income (loss)                                             (475)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  456
   Realized gain distributions                                                91
   Net change in unrealized appreciation (depreciation)                   (1,757)
                                                                  --------------
   Net gain (loss)                                                        (1,210)
                                                                  --------------
Increase (decrease) in net assets from operations                 $       (1,685)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $       (475)   $       (164)
   Net realized gain (loss)                                  456              65
   Realized gain distributions                                91             -
   Net change in unrealized appreciation
      (depreciation)                                      (1,757)            222
                                                    ------------    ------------
Increase (decrease) in net assets from operations         (1,685)            123
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                               18,155          13,206
   Cost of units redeemed                                (52,983)         (1,935)
                                                    ------------    ------------
   Increase (decrease)                                   (34,828)         11,271
                                                    ------------    ------------
Net increase (decrease)                                  (36,513)         11,394
Net assets, beginning                                     42,449          31,055
                                                    ------------    ------------
Net assets, ending                                  $      5,936    $     42,449
                                                    ============    ============

Units sold                                                11,371           6,447
Units redeemed                                           (28,702)           (954)
                                                    ------------    ------------
Net increase (decrease)                                  (17,331)          5,493
Units outstanding, beginning                              20,250          14,757
                                                    ------------    ------------
Units outstanding, ending                                  2,919          20,250
                                                    ============    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    263,603
Cost of units redeemed                                                  (281,626)
Net investment income (loss)                                              (5,073)
Net realized gain (loss)                                                  28,745
Realized gain distributions                                                   91
Net change in unrealized appreciation (depreciation)                         196
                                                                    ------------
                                                                    $      5,936
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                American Century
                                     Select

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  2.03        $      6             1.25%              -3.2%
12/31/05               2.10              42             1.25%               0.0%
12/31/04               2.10              31             1.25%               5.5%
12/31/03               1.99             214             1.25%              23.6%
12/31/02               1.61             148             1.25%             -23.7%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  2.05        $      -             1.00%              -2.8%
12/31/05               2.11               -             1.00%              -0.3%
12/31/04               2.12               -             1.00%               6.5%
12/31/03               1.99               -             1.00%               6.2%
10/02/03               1.87               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  2.07        $      -             0.75%              -2.5%
12/31/05               2.12               -             0.75%              -0.1%
12/31/04               2.12               -             0.75%               6.7%
12/31/03               1.99               -             0.75%               6.3%
10/02/03               1.87               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  2.08        $      -             0.50%              -2.3%
12/31/05               2.13               -             0.50%               0.2%
12/31/04               2.13               -             0.50%               7.0%
12/31/03               1.99               -             0.50%               6.4%
10/02/03               1.87               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  2.10        $      -             0.25%              -2.0%
12/31/05               2.14               -             0.25%               0.4%
12/31/04               2.13               -             0.25%               7.3%
12/31/03               1.99               -             0.25%               6.4%
10/02/03               1.87               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  2.38        $      -             0.00%              -1.8%
12/31/05               2.43               -             0.00%               0.7%
12/31/04               2.41               -             0.00%               7.7%
12/31/03               2.24               -             0.00%               6.4%
10/02/03               2.11               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006         2005       2004       2003           2002
0.1%         0.8%       0.0%       0.0%           1.6%

                             AUL American Unit Trust
                                American Century
                         Strategic Allocation Aggressive

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                                     Investments at           Cost of       Mutual Fund
                                              Value       Investments            Shares
                                     --------------    --------------    --------------
                                     --------------    --------------    --------------
Investments                          $    7,383,011    $    7,142,010           886,629
                                                       ==============    ==============
Receivable from general account              39,502
                                     --------------
Net assets                           $    7,422,513
                                     ==============

                                                                Units      Accumulation
                                         Net Assets       Outstanding        Unit Value
                                     --------------    --------------    --------------
Band 125                             $    7,422,513         5,128,840    $         1.45
Band 100                                        -                 -                1.46
Band 75                                         -                 -                1.47
Band 50                                         -                 -                1.48
Band 25                                         -                 -                1.49
Band 0                                          -                 -                1.53
                                     --------------    --------------
Total                                $    7,422,513         5,128,840
                                     ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                       $      100,772
   Mortality & expense charges                                                   62,812
                                                                         --------------
   Net investment income (loss)                                                  37,960
                                                                         --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                     170,828
   Realized gain distributions                                                  412,497
   Net change in unrealized appreciation (depreciation)                          23,665
                                                                         --------------
   Net gain (loss)                                                              606,990
                                                                         --------------
Increase (decrease) in net assets from operations                        $      644,950
                                                                         ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          Year ended         Year ended
                                                          12/31/2006         12/31/2005
                                                        ------------       ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                         $     37,960       $      4,093
   Net realized gain (loss)                                  170,828             59,921
   Realized gain distributions                               412,497            123,798
   Net change in unrealized appreciation
      (depreciation)                                          23,665            (26,533)
                                                        ------------       ------------
Increase (decrease) in net assets from operations            644,950            161,279
                                                        ------------       ------------
Contract owner transactions:
   Proceeds from units sold                                5,743,664          1,899,376
   Cost of units redeemed                                 (2,000,805)          (803,308)
                                                        ------------       ------------
   Increase (decrease)                                     3,742,859          1,096,068
                                                        ------------       ------------
Net increase (decrease)                                    4,387,809          1,257,347
Net assets, beginning                                      3,034,704          1,777,357
                                                        ------------       ------------
Net assets, ending                                      $  7,422,513       $  3,034,704
                                                        ============       ============

Units sold                                                 4,972,718          1,556,333
Units redeemed                                            (2,252,632)          (652,674)
                                                        ------------       ------------
Net increase (decrease)                                    2,720,086            903,659
Units outstanding, beginning                               2,408,754          1,505,095
                                                        ------------       ------------
Units outstanding, ending                                  5,128,840          2,408,754
                                                        ============       ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                                   $ 11,330,182
Cost of units redeemed                                                       (4,869,049)
Net investment income (loss)                                                     76,558
Net realized gain (loss)                                                        106,996
Realized gain distributions                                                     536,825
Net change in unrealized appreciation (depreciation)                            241,001
                                                                           ------------
                                                                           $  7,422,513
                                                                           ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                American Century
                         Strategic Allocation Aggressive

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.45        $  7,422             1.25%              13.1%
12/31/05               1.28           3,035             1.25%               6.7%
12/31/04               1.20           1,202             1.25%              10.1%
12/31/03               1.09             347             1.25%              26.7%
12/31/02               0.86              21             1.25%             -13.7%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.46        $      -             1.00%              13.6%
12/31/05               1.28               -             1.00%               6.8%
12/31/04               1.20               -             1.00%              10.4%
12/31/03               1.09               -             1.00%               8.6%
10/02/03               1.00               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.47        $      -             0.75%              13.9%
12/31/05               1.29               -             0.75%               7.0%
12/31/04               1.21               -             0.75%              10.6%
12/31/03               1.09               -             0.75%               8.6%
10/02/03               1.00               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.48        $      -             0.50%              14.2%
12/31/05               1.30               -             0.50%               7.3%
12/31/04               1.21               -             0.50%              10.9%
12/31/03               1.09               -             0.50%               8.7%
10/02/03               1.00               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.49        $      -             0.25%              14.5%
12/31/05               1.31               -             0.25%               7.6%
12/31/04               1.21               -             0.25%              11.2%
12/31/03               1.09               -             0.25%               8.8%
10/02/03               1.00               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.53        $      -             0.00%              14.8%
12/31/05               1.34               -             0.00%               7.8%
12/31/04               1.24               -             0.00%              11.5%
12/31/03               1.11               -             0.00%               8.8%
10/02/03               1.02               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006         2005       2004       2003           2002
1.9%         1.4%       1.4%       1.4%           0.8%

                             AUL American Unit Trust
                                American Century
                        Strategic Allocation Conservative

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $    2,555,540    $    2,511,558           449,199
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $    2,555,540         2,033,865    $         1.26
Band 100                                 -                 -                1.27
Band 75                                  -                 -                1.28
Band 50                                  -                 -                1.29
Band 25                                  -                 -                1.30
Band 0                                   -                 -                1.33
                              --------------    --------------
Total                         $    2,555,540         2,033,865
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $       55,626
   Mortality & expense charges                                            24,593
                                                                  --------------
   Net investment income (loss)                                           31,033
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               39,171
   Realized gain distributions                                            67,086
   Net change in unrealized appreciation (depreciation)                   (1,785)
                                                                  --------------
   Net gain (loss)                                                       104,472
                                                                  --------------
Increase (decrease) in net assets from operations                 $      135,505
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     31,033    $     12,223
   Net realized gain (loss)                               39,171          20,981
   Realized gain distributions                            67,086          46,979
   Net change in unrealized appreciation
      (depreciation)                                      (1,785)        (24,218)
                                                    ------------    ------------
Increase (decrease) in net assets from operations        135,505          55,965
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            2,054,131         878,298
   Cost of units redeemed                             (1,149,991)       (480,535)
                                                    ------------    ------------
   Increase (decrease)                                   904,140         397,763
                                                    ------------    ------------
Net increase (decrease)                                1,039,645         453,728
Net assets, beginning                                  1,515,895       1,062,167
                                                    ------------    ------------
Net assets, ending                                  $  2,555,540    $  1,515,895
                                                    ============    ============

Units sold                                             2,244,251         783,133
Units redeemed                                        (1,446,323)       (419,795)
                                                    ------------    ------------
Net increase (decrease)                                  797,928         363,338
Units outstanding, beginning                           1,235,937         872,599
                                                    ------------    ------------
Units outstanding, ending                              2,033,865       1,235,937
                                                    ============    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  5,036,638
Cost of units redeemed                                                (2,804,109)
Net investment income (loss)                                              90,496
Net realized gain (loss)                                                  36,625
Realized gain distributions                                              151,908
Net change in unrealized appreciation (depreciation)                      43,982
                                                                    ------------
                                                                    $  2,555,540
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                American Century
                        Strategic Allocation Conservative

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.26        $  2,555             1.25%               7.4%
12/31/05               1.17           1,516             1.25%               2.6%
12/31/04               1.14             436             1.25%               6.5%
12/31/03               1.07             159             1.25%              13.8%
12/31/02               0.94              31             1.25%              -5.6%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.27        $      -             1.00%               7.9%
12/31/05               1.17               -             1.00%               2.9%
12/31/04               1.14               -             1.00%               6.6%
12/31/03               1.07               -             1.00%               4.8%
10/02/03               1.02               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.28        $      -             0.75%               8.1%
12/31/05               1.18               -             0.75%               3.1%
12/31/04               1.15               -             0.75%               6.9%
12/31/03               1.07               -             0.75%               4.8%
10/02/03               1.02               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.29        $      -             0.50%               8.4%
12/31/05               1.19               -             0.50%               3.4%
12/31/04               1.15               -             0.50%               7.1%
12/31/03               1.07               -             0.50%               4.9%
10/02/03               1.02               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.30        $      -             0.25%               8.7%
12/31/05               1.19               -             0.25%               3.7%
12/31/04               1.15               -             0.25%               7.4%
12/31/03               1.07               -             0.25%               4.9%
10/02/03               1.02               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.33        $      -             0.00%               8.9%
12/31/05               1.22               -             0.00%               3.9%
12/31/04               1.18               -             0.00%               7.7%
12/31/03               1.09               -             0.00%               5.0%
10/02/03               1.04               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006         2005       2004       2003           2002
2.7%         2.2%       1.7%       1.7%           4.1%

                             AUL American Unit Trust
                                American Century
                          Strategic Allocation Moderate

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                                     Investments at           Cost of       Mutual Fund
                                              Value       Investments            Shares
                                     --------------    --------------    --------------
Investments                          $    9,246,850    $    8,925,984         1,314,291
                                                       ==============    ==============
Payable from general account                 (1,083)
                                     --------------
Net assets                           $    9,245,767
                                     ==============

                                                                Units      Accumulation
                                         Net Assets       Outstanding        Unit Value
                                     --------------    --------------    --------------
Band 125                             $    9,245,767         6,700,797    $         1.38
Band 100                                        -                 -                1.39
Band 75                                         -                 -                1.40
Band 50                                         -                 -                1.41
Band 25                                         -                 -                1.43
Band 0                                          -                 -                1.46
                                     --------------    --------------
Total                                $    9,245,767         6,700,797
                                     ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                       $      152,477
   Mortality & expense charges                                                   93,668
                                                                         --------------
   Net investment income (loss)                                                  58,809
                                                                         --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                     309,327
   Realized gain distributions                                                  496,610
   Net change in unrealized appreciation (depreciation)                         (50,096)
                                                                         --------------
   Net gain (loss)                                                              755,841
                                                                         --------------
Increase (decrease) in net assets from operations                        $      814,650
                                                                         ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     58,809    $     22,486
   Net realized gain (loss)                              309,327          60,771
   Realized gain distributions                           496,610         283,806
   Net change in unrealized appreciation
      (depreciation)                                     (50,096)       (102,327)
                                                    ------------    ------------
Increase (decrease) in net assets from operations        814,650         264,736
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            6,600,654       2,902,712
   Cost of units redeemed                             (4,186,736)     (1,202,043)
                                                    ------------    ------------
   Increase (decrease)                                 2,413,918       1,700,669
                                                    ------------    ------------
Net increase (decrease)                                3,228,568       1,965,405
Net assets, beginning                                  6,017,199       4,051,794
                                                    ------------    ------------
Net assets, ending                                  $  9,245,767    $  6,017,199
                                                    ============    ============

Units sold                                             6,525,213       2,443,228
Units redeemed                                        (4,614,744)     (1,039,671)
                                                    ------------    ------------
Net increase (decrease)                                1,910,469       1,403,557
Units outstanding, beginning                           4,790,328       3,386,771
                                                    ------------    ------------
Units outstanding, ending                              6,700,797       4,790,328
                                                    ============    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $ 15,577,010
Cost of units redeemed                                                (7,914,360)
Net investment income (loss)                                             147,892
Net realized gain (loss)                                                 273,140
Realized gain distributions                                              841,219
Net change in unrealized appreciation (depreciation)                     320,866
                                                                    ------------
                                                                    $  9,245,767
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                American Century
                          Strategic Allocation Moderate

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.38        $  9,246             1.25%              11.3%
12/31/05               1.24           6,017             1.25%               5.1%
12/31/04               1.18           2,681             1.25%               8.3%
12/31/03               1.09           1,054             1.25%              21.1%
12/31/02               0.90             185             1.25%              -9.8%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.39        $      -             1.00%              11.1%
12/31/05               1.25               -             1.00%               5.4%
12/31/04               1.19               -             1.00%               8.7%
12/31/03               1.09               -             1.00%               7.0%
10/02/03               1.02               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.40        $      -             0.75%              11.4%
12/31/05               1.26               -             0.75%               5.7%
12/31/04               1.19               -             0.75%               8.9%
12/31/03               1.09               -             0.75%               7.0%
10/02/03               1.02               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.41        $      -             0.50%              11.7%
12/31/05               1.27               -             0.50%               5.9%
12/31/04               1.20               -             0.50%               9.2%
12/31/03               1.09               -             0.50%               7.1%
10/02/03               1.02               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.43        $      -             0.25%              11.9%
12/31/05               1.27               -             0.25%               6.2%
12/31/04               1.20               -             0.25%               9.5%
12/31/03               1.10               -             0.25%               7.2%
10/02/03               1.02               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.46        $      -             0.00%              12.2%
12/31/05               1.30               -             0.00%               6.4%
12/31/04               1.22               -             0.00%               9.9%
12/31/03               1.11               -             0.00%               7.1%
10/02/03               1.04               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006         2005         2004        2003           2002
2.0%         1.7%         1.5%        1.5%           2.8%

                             AUL American Unit Trust
                                American Century
                                Emerging Markets

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $            -    $            -                 -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $            -                 -    $         1.14
Band 100                                   -                 -              1.14
Band 75                                    -                 -              1.14
Band 50                                    -                 -              1.14
Band 25                                    -                 -              1.14
Band 0                                     -                 -              1.14
                              --------------    --------------
Total                         $            -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $            -
   Mortality & expense charges                                                 -
                                                                  --------------
   Net investment income (loss)                                                -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                    -
   Realized gain distributions                                                 -
   Net change in unrealized appreciation (depreciation)                        -
                                                                  --------------
   Net gain (loss)                                                             -
                                                                  --------------
Increase (decrease) in net assets from operations                 $            -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 10/23/06
                                                                     to 12/31/06
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                     $          -
   Net realized gain (loss)                                                    -
   Realized gain distributions                                                 -
   Net change in unrealized appreciation
      (depreciation)                                                           -
                                                                    ------------
Increase (decrease) in net assets from operations                              -
                                                                    ------------
Contract owner transactions:
   Proceeds from units sold                                                    -
   Cost of units redeemed                                                      -
                                                                    ------------
   Increase (decrease)                                                         -
                                                                    ------------
Net increase (decrease)                                                        -
Net assets, beginning                                                          -
                                                                    ------------
Net assets, ending                                                  $          -
                                                                    ============

Units sold                                                                     -
Units redeemed                                                                 -
                                                                    ------------
Net increase (decrease)                                                        -
Units outstanding, beginning                                                   -
                                                                    ------------
Units outstanding, ending                                                      -
                                                                    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $          -
Cost of units redeemed                                                         -
Net investment income (loss)                                                   -
Net realized gain (loss)                                                       -
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                           -
                                                                    ------------
                                                                    $          -
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                American Century
                                Emerging Markets

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.14        $      -             1.25%              14.0%
10/23/06               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.14        $      -             1.00%              14.1%
10/23/06               1.00               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.14        $      -             0.75%              14.1%
10/23/06               1.00               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.14        $      -             0.50%              14.2%
10/23/06               1.00               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.14        $      -             0.25%              14.2%
10/23/06               1.00               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.14        $      -             0.00%              14.3%
10/23/06               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006

0.0%

                             AUL American Unit Trust
                                American Century
                                    Heritage

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $    2,098,333    $    2,071,132           135,370
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $    1,674,531           920,417    $         1.82
Band 100                                 -                 -                1.83
Band 75                                  -                 -                1.85
Band 50                              100,667            54,002              1.86
Band 25                                  -                 -                1.88
Band 0                               323,135           169,183              1.91
                              --------------    --------------
Total                         $    2,098,333         1,143,602
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                             5,416
                                                                  --------------
   Net investment income (loss)                                           (5,416)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               (5,176)
   Realized gain distributions                                           134,183
   Net change in unrealized appreciation (depreciation)                   27,201
                                                                  --------------
   Net gain (loss)                                                       156,208
                                                                  --------------
Increase (decrease) in net assets from operations                 $      150,792
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     (5,416)   $          -
   Net realized gain (loss)                               (5,176)              -
   Realized gain distributions                           134,183               -
   Net change in unrealized appreciation
      (depreciation)                                      27,201               -
                                                    ------------    ------------
Increase (decrease) in net assets from operations        150,792               -
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            2,178,716               -
   Cost of units redeemed                               (231,175)              -
                                                    ------------    ------------
   Increase (decrease)                                 1,947,542               -
                                                    ------------    ------------
Net increase (decrease)                                2,098,333               -
Net assets, beginning                                        -                 -
                                                    ------------    ------------
Net assets, ending                                  $  2,098,333    $          -
                                                    ============    ============

Units sold                                             1,282,657               -
Units redeemed                                          (139,055)              -
                                                    ------------    ------------
Net increase (decrease)                                1,143,602               -
Units outstanding, beginning                                 -                 -
                                                    ------------    ------------
Units outstanding, ending                              1,143,602               -
                                                    ============    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  2,178,716
Cost of units redeemed                                                  (231,175)
Net investment income (loss)                                              (5,416)
Net realized gain (loss)                                                  (5,176)
Realized gain distributions                                              134,183
Net change in unrealized appreciation (depreciation)                      27,201
                                                                    ------------
                                                                    $  2,098,333
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                American Century
                                    Heritage

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.82        $  1,675             1.25%              15.1%
12/31/05               1.58               -             1.25%              20.6%
12/31/04               1.31               -             1.25%               5.6%
12/31/03               1.24               -             1.25%              24.0%
05/01/03               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.83        $      -             1.00%              15.7%
12/31/05               1.59               -             1.00%              20.7%
12/31/04               1.31               -             1.00%               5.8%
12/31/03               1.24               -             1.00%               8.6%
10/02/03               1.14               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.85        $      -             0.75%              15.9%
12/31/05               1.59               -             0.75%              21.0%
12/31/04               1.32               -             0.75%               6.0%
12/31/03               1.24               -             0.75%               8.6%
10/02/03               1.14               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.86        $    100             0.50%              16.2%
12/31/05               1.60               -             0.50%              21.3%
12/31/04               1.32               -             0.50%               6.3%
12/31/03               1.24               -             0.50%               8.7%
10/02/03               1.14               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.88        $      -             0.25%              16.5%
12/31/05               1.61               -             0.25%              21.6%
12/31/04               1.33               -             0.25%               6.6%
12/31/03               1.24               -             0.25%               8.8%
10/02/03               1.14               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.91        $    323             0.00%              16.8%
12/31/05               1.64               -             0.00%              21.9%
12/31/04               1.34               -             0.00%               6.8%
12/31/03               1.26               -             0.00%               8.8%
10/02/03               1.15               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------


2006

0.0%

                             AUL American Unit Trust
                                American Century
                             Small Company (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $      150,706    $      149,779            15,406
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $      150,706            70,878    $         2.13
Band 100                                 -                 -                2.14
Band 75                                  -                 -                2.16
Band 50                                  -                 -                2.18
Band 25                                  -                 -                2.20
Band 0                                   -                 -                2.24
                              --------------    --------------
Total                         $      150,706            70,878
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                             1,778
                                                                  --------------
   Net investment income (loss)                                           (1,778)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                2,250
   Realized gain distributions                                             7,183
   Net change in unrealized appreciation (depreciation)                   (2,335)
                                                                  --------------
   Net gain (loss)                                                         7,098
                                                                  --------------
Increase (decrease) in net assets from operations                 $        5,320
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     (1,778)   $     (1,362)
   Net realized gain (loss)                                2,250           4,621
   Realized gain distributions                             7,183          12,340
   Net change in unrealized appreciation
      (depreciation)                                      (2,335)         (8,634)
                                                    ------------    ------------
Increase (decrease) in net assets from operations          5,320           6,965
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                               45,200          48,489
   Cost of units redeemed                                (16,746)        (28,499)
                                                    ------------    ------------
   Increase (decrease)                                    28,454          19,990
                                                    ------------    ------------
Net increase (decrease)                                   33,774          26,955
Net assets, beginning                                    116,932          89,977
                                                    ------------    ------------
Net assets, ending                                  $    150,706    $    116,932
                                                    ============    ============

Units sold                                                21,368          25,339
Units redeemed                                            (8,074)        (14,457)
                                                    ------------    ------------
Net increase (decrease)                                   13,294          10,882
Units outstanding, beginning                              57,584          46,702
                                                    ------------    ------------
Units outstanding, ending                                 70,878          57,584
                                                    ============    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    170,770
Cost of units redeemed                                                   (47,018)
Net investment income (loss)                                                (476)
Net realized gain (loss)                                                   6,980
Realized gain distributions                                               19,523
Net change in unrealized appreciation (depreciation)                         927
                                                                    ------------
                                                                    $    150,706
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                American Century
                             Small Company (Advisor)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  2.13        $    151             1.25%               4.8%
12/31/05               2.03             117             1.25%               5.2%
12/31/04               1.93              90             1.25%              27.0%
12/31/03               1.52               2             1.25%              44.8%
05/01/03               1.05               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  2.14        $      -             1.00%               5.0%
12/31/05               2.04               -             1.00%               5.7%
12/31/04               1.93               -             1.00%              26.8%
12/31/03               1.52               -             1.00%              14.9%
10/02/03               1.33               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  2.16        $      -             0.75%               5.2%
12/31/05               2.05               -             0.75%               5.9%
12/31/04               1.94               -             0.75%              27.1%
12/31/03               1.53               -             0.75%              14.9%
10/02/03               1.33               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  2.18        $      -             0.50%               5.5%
12/31/05               2.07               -             0.50%               6.2%
12/31/04               1.94               -             0.50%              27.4%
12/31/03               1.53               -             0.50%              15.0%
10/02/03               1.33               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  2.20        $      -             0.25%               5.8%
12/31/05               2.08               -             0.25%               6.5%
12/31/04               1.95               -             0.25%              27.7%
12/31/03               1.53               -             0.25%              15.1%
10/02/03               1.33               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  2.24        $      -             0.00%               6.0%
12/31/05               2.12               -             0.00%               6.7%
12/31/04               1.98               -             0.00%              28.0%
12/31/03               1.55               -             0.00%              15.1%
10/02/03               1.35               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------


2006

0.0%

                             AUL American Unit Trust
                                American Century
                    Strategic Allocation Aggressive (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $    1,684,238    $    1,634,886           202,423
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $    1,684,238         1,018,890    $         1.65
Band 100                                 -                 -                1.67
Band 75                                  -                 -                1.68
Band 50                                  -                 -                1.69
Band 25                                  -                 -                1.71
Band 0                                   -                 -                1.73
                              --------------    --------------
Total                         $    1,684,238         1,018,890
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $       19,382
   Mortality & expense charges                                            14,397
                                                                  --------------
   Net investment income (loss)                                            4,985
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               27,092
   Realized gain distributions                                            96,340
   Net change in unrealized appreciation (depreciation)                   13,277
                                                                  --------------
   Net gain (loss)                                                       136,709
                                                                  --------------
Increase (decrease) in net assets from operations                 $      141,694
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $      4,985    $       (135)
   Net realized gain (loss)                               27,092           4,195
   Realized gain distributions                            96,340          30,449
   Net change in unrealized appreciation
  (depreciation)                                          13,277           5,802
                                                    ------------    ------------
Increase (decrease) in net assets from operations        141,694          40,311
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            1,037,632         422,669
   Cost of units redeemed                               (245,517)        (71,614)
                                                    ------------    ------------
   Increase (decrease)                                   792,115         351,055
                                                    ------------    ------------
Net increase (decrease)                                  933,809         391,366
Net assets, beginning                                    750,429         359,063
                                                    ------------    ------------
Net assets, ending                                  $  1,684,238    $    750,429
                                                    ============    ============
Units sold                                               684,895         302,015
Units redeemed                                          (175,834)        (51,233)
                                                    ------------    ------------
Net increase (decrease)                                  509,061         250,782
Units outstanding, beginning                             509,829         259,047
                                                    ------------    ------------
Units outstanding, ending                              1,018,890         509,829
                                                    ============    ============

--------------------------------------------------------------------------------
                      Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  1,789,317
Cost of units redeemed                                                  (318,187)
Net investment income (loss)                                               5,582
Net realized gain (loss)                                                  31,385
Realized gain distributions                                              126,789
Net change in unrealized appreciation (depreciation)                      49,352
                                                                    ------------
                                                                    $  1,684,238
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                American Century
                    Strategic Allocation Aggressive (Advisor)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.65        $  1,684             1.25%              12.5%
12/31/05               1.47             750             1.25%               5.8%
12/31/04               1.39             359             1.25%              10.3%
12/31/03               1.26               -             1.25%              22.3%
05/01/03               1.03               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.67        $      -             1.00%              12.6%
12/31/05               1.48               -             1.00%               6.5%
12/31/04               1.39               -             1.00%              10.1%
12/31/03               1.26               -             1.00%               8.5%
10/02/03               1.16               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.68        $      -             0.75%              12.9%
12/31/05               1.49               -             0.75%               6.8%
12/31/04               1.39               -             0.75%              10.4%
12/31/03               1.26               -             0.75%               8.5%
10/02/03               1.16               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.69        $      -             0.50%              13.1%
12/31/05               1.50               -             0.50%               7.0%
12/31/04               1.40               -             0.50%              10.6%
12/31/03               1.26               -             0.50%               8.6%
10/02/03               1.16               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.71        $      -             0.25%              13.4%
12/31/05               1.51               -             0.25%               7.3%
12/31/04               1.40               -             0.25%              10.9%
12/31/03               1.26               -             0.25%               8.7%
10/02/03               1.16               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.73        $      -             0.00%              13.7%
12/31/05               1.52               -             0.00%               7.6%
12/31/04               1.42               -             0.00%              11.2%
12/31/03               1.27               -             0.00%               8.7%
10/02/03               1.17               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006        2005      2004     2003
1.6%        1.2%      2.0%     0.0%

                             AUL American Unit Trust
                                American Century
                   Strategic Allocation Conservative (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $      674,207    $      668,952           117,627
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $      674,207           509,830    $         1.32
Band 100                                 -                 -                1.33
Band 75                                  -                 -                1.34
Band 50                                  -                 -                1.36
Band 25                                  -                 -                1.37
Band 0                                   -                 -                1.38
                              --------------    --------------
Total                         $      674,207           509,830
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $       10,208
   Mortality & expense charges                                             4,738
                                                                  --------------
   Net investment income (loss)                                            5,470
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                1,936
   Realized gain distributions                                            14,790
   Net change in unrealized appreciation (depreciation)                    7,498
                                                                  --------------
   Net gain (loss)                                                        24,224
                                                                  --------------
Increase (decrease) in net assets from operations                 $       29,694
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $      5,470    $      1,378
   Net realized gain (loss)                                1,936             144
   Realized gain distributions                            14,790           7,310
   Net change in unrealized appreciation
     (depreciation)                                        7,498          (3,449)
                                                    ------------    ------------
Increase (decrease) in net assets from operations         29,694           5,383
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              557,817         182,650
   Cost of units redeemed                               (156,245)        (30,751)
                                                    ------------    ------------
   Increase (decrease)                                   401,572         151,899
                                                    ------------    ------------
Net increase (decrease)                                  431,266         157,282
Net assets, beginning                                    242,941          85,659
                                                    ------------    ------------
Net assets, ending                                  $    674,207    $    242,941
                                                    ============    ============
Units sold                                               511,052         151,601
Units redeemed                                          (128,379)        (25,562)
                                                    ------------    ------------
Net increase (decrease)                                  382,673         126,039
Units outstanding, beginning                             127,157           1,118
                                                    ------------    ------------
Units outstanding, ending                                509,830         127,157
                                                    ============    ============

--------------------------------------------------------------------------------
                      Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    825,886
Cost of units redeemed                                                  (190,610)
Net investment income (loss)                                               7,087
Net realized gain (loss)                                                   2,154
Realized gain distributions                                               24,435
Net change in unrealized appreciation (depreciation)                       5,255
                                                                    ------------
                                                                    $    674,207
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                American Century
                   Strategic Allocation Conservative (Advisor)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.32        $    674             1.25%               7.5%
12/31/05               1.23             243             1.25%               2.5%
12/31/04               1.20              86             1.25%               6.2%
12/31/03               1.13               -             1.25%              10.8%
05/01/03               1.02               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.33        $      -             1.00%               7.6%
12/31/05               1.24               -             1.00%               2.6%
12/31/04               1.21               -             1.00%               6.3%
12/31/03               1.14               -             1.00%               4.7%
10/02/03               1.08               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.34        $      -             0.75%               7.9%
12/31/05               1.25               -             0.75%               2.9%
12/31/04               1.21               -             0.75%               6.6%
12/31/03               1.14               -             0.75%               4.7%
10/02/03               1.08               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.36        $      -             0.50%               8.1%
12/31/05               1.25               -             0.50%               3.1%
12/31/04               1.22               -             0.50%               6.9%
12/31/03               1.14               -             0.50%               4.8%
10/02/03               1.08               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.37        $      -             0.25%               8.4%
12/31/05               1.26               -             0.25%               3.4%
12/31/04               1.22               -             0.25%               7.1%
12/31/03               1.14               -             0.25%               4.9%
10/02/03               1.08               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.38        $      -             0.00%               8.7%
12/31/05               1.27               -             0.00%               3.7%
12/31/04               1.22               -             0.00%               7.4%
12/31/03               1.14               -             0.00%               4.9%
10/02/03               1.09               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006        2005      2004     2003
2.2%        2.2%      2.4%     0.0%

                             AUL American Unit Trust
                                American Century
                     Strategic Allocation Moderate (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------

Net assets                    $    4,769,116    $    4,757,789           679,750
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $    3,363,328         2,215,858    $         1.52
Band 100                           1,405,788           918,644              1.53
Band 75                                  -                 -                1.54
Band 50                                  -                 -                1.56
Band 25                                  -                 -                1.57
Band 0                                   -                 -                1.59
                              --------------    --------------
Total                         $    4,769,116         3,134,502
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $       53,202
   Mortality & expense charges                                            33,148
                                                                  --------------
   Net investment income (loss)                                           20,054
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               34,518
   Realized gain distributions                                           250,240
   Net change in unrealized appreciation (depreciation)                   (1,198)
                                                                  --------------
   Net gain (loss)                                                       283,560
                                                                  --------------
Increase (decrease) in net assets from operations                 $      303,614
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     20,054    $      4,000
   Net realized gain (loss)                               34,518          11,803
   Realized gain distributions                           250,240          84,944
   Net change in unrealized appreciation
  (depreciation)                                          (1,198)        (23,614)
                                                    ------------    ------------
Increase (decrease) in net assets from operations        303,614          77,133
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            3,272,612       1,361,506
   Cost of units redeemed                               (657,615)       (354,607)
                                                    ------------    ------------
   Increase (decrease)                                 2,614,997       1,006,899
                                                    ------------    ------------
Net increase (decrease)                                2,918,611       1,084,032
Net assets, beginning                                  1,850,505         766,473
                                                    ------------    ------------
Net assets, ending                                  $  4,769,116    $  1,850,505
                                                    ============    ============
Units sold                                             2,282,822       1,032,409
Units redeemed                                          (496,243)       (270,825)
                                                    ------------    ------------
Net increase (decrease)                                1,786,579         761,584
Units outstanding, beginning                           1,347,923         586,339
                                                    ------------    ------------
Units outstanding, ending                              3,134,502       1,347,923
                                                    ============    ============

--------------------------------------------------------------------------------
                      Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  5,359,181
Cost of units redeemed                                                (1,017,775)
Net investment income (loss)                                              25,194
Net realized gain (loss)                                                  46,612
Realized gain distributions                                              344,577
Net change in unrealized appreciation (depreciation)                      11,327
                                                                    ------------
                                                                    $  4,769,116
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                American Century
                     Strategic Allocation Moderate (Advisor)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.52        $  3,364             1.25%              10.8%
12/31/05               1.37           1,851             1.25%               4.6%
12/31/04               1.31             766             1.25%               8.3%
12/31/03               1.21               -             1.25%              17.5%
05/01/03               1.03               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.53        $  1,405             1.00%              10.8%
12/31/05               1.38               -             1.00%               5.3%
12/31/04               1.31               -             1.00%               8.4%
12/31/03               1.21               -             1.00%               6.9%
10/02/03               1.13               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.54        $      -             0.75%              11.1%
12/31/05               1.39               -             0.75%               5.5%
12/31/04               1.32               -             0.75%               8.7%
12/31/03               1.21               -             0.75%               7.0%
10/02/03               1.13               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.56        $      -             0.50%              11.4%
12/31/05               1.40               -             0.50%               5.8%
12/31/04               1.32               -             0.50%               9.0%
12/31/03               1.21               -             0.50%               7.0%
10/02/03               1.13               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.57        $      -             0.25%              11.7%
12/31/05               1.40               -             0.25%               6.1%
12/31/04               1.32               -             0.25%               9.2%
12/31/03               1.21               -             0.25%               7.1%
10/02/03               1.13               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.59        $      -             0.00%              12.0%
12/31/05               1.42               -             0.00%               6.3%
12/31/04               1.34               -             0.00%               9.5%
12/31/03               1.22               -             0.00%               7.2%
10/02/03               1.14               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006        2005      2004     2003
1.6%        1.6%      1.9%     0.0%

                             AUL American Unit Trust
                                American Century
                             Equity Growth (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $      630,101    $      602,392            24,590
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $      630,101           460,932    $         1.37
Band 100                                 -                 -                1.38
Band 75                                  -                 -                1.39
Band 50                                  -                 -                1.39
Band 25                                  -                 -                1.40
Band 0                                   -                 -                1.41
                              --------------    --------------
Total                         $      630,101           460,932
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $        3,665
   Mortality & expense charges                                             6,279
                                                                  --------------
   Net investment income (loss)                                           (2,614)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               38,470
   Realized gain distributions                                            18,447
   Net change in unrealized appreciation (depreciation)                   12,551
                                                                  --------------
   Net gain (loss)                                                        69,468
                                                                  --------------
Increase (decrease) in net assets from operations                 $       66,854
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     (2,614)   $       (867)
   Net realized gain (loss)                               38,470             272
   Realized gain distributions                            18,447           1,534
   Net change in unrealized appreciation
  (depreciation)                                          12,551          15,180
                                                    ------------    ------------
Increase (decrease) in net assets from operations         66,854          16,119
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            2,997,486         365,739
   Cost of units redeemed                             (2,802,036)        (69,345)
                                                    ------------    ------------
   Increase (decrease)                                   195,450         296,394
                                                    ------------    ------------
Net increase (decrease)                                  262,304         312,513
Net assets, beginning                                    367,797          55,284
                                                    ------------    ------------
Net assets, ending                                  $    630,101    $    367,797
                                                    ============    ============
Units sold                                             2,476,949         313,947
Units redeemed                                        (2,318,578)        (59,425)
                                                    ------------    ------------
Net increase (decrease)                                  158,371         254,522
Units outstanding, beginning                             302,561          48,039
                                                    ------------    ------------
Units outstanding, ending                                460,932         302,561
                                                    ============    ============

--------------------------------------------------------------------------------
                      Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  3,418,531
Cost of units redeemed                                                (2,871,381)
Net investment income (loss)                                              (3,481)
Net realized gain (loss)                                                  38,742
Realized gain distributions                                               19,981
Net change in unrealized appreciation (depreciation)                      27,709
                                                                    ------------
                                                                    $    630,101
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                American Century
                             Equity Growth (Advisor)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.37        $    630             1.25%              12.1%
12/31/05               1.22             368             1.25%               6.1%
12/31/04               1.15              55             1.25%              15.0%
05/17/04               1.00               -             0.00%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.38        $      -             1.00%              12.7%
12/31/05               1.22               -             1.00%               5.9%
12/31/04               1.15               -             1.00%               0.0%
05/17/04               1.00               -             0.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.39        $      -             0.75%              13.0%
12/31/05               1.23               -             0.75%               6.1%
12/31/04               1.15               -             0.75%               0.0%
05/17/04               1.00               -             0.00%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.39        $      -             0.50%              13.3%
12/31/05               1.23               -             0.50%               6.4%
12/31/04               1.16               -             0.50%               0.0%
05/17/04               1.00               -             0.00%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.40        $      -             0.25%              13.6%
12/31/05               1.24               -             0.25%               6.7%
12/31/04               1.16               -             0.25%               0.0%
05/17/04               1.00               -             0.00%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.41        $      -             0.00%              13.9%
12/31/05               1.24               -             0.00%               6.9%
12/31/04               1.16               -             0.00%               0.0%
05/17/04               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006        2005      2004
0.7%        0.8%      1.3%

                             AUL American Unit Trust
                                American Century
                             Equity Income (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $      943,885    $      898,667           109,935
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $      943,885           578,200    $         1.63
Band 100                                 -                 -                1.65
Band 75                                  -                 -                1.66
Band 50                                  -                 -                1.67
Band 25                                  -                 -                1.69
Band 0                                   -                 -                1.71
                              --------------    --------------
Total                         $      943,885           578,200
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $       17,335
   Mortality & expense charges                                             9,552
                                                                  --------------
   Net investment income (loss)                                            7,783
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  733
   Realized gain distributions                                            55,507
   Net change in unrealized appreciation (depreciation)                   64,929
                                                                  --------------
   Net gain (loss)                                                       121,169
                                                                  --------------
Increase (decrease) in net assets from operations                 $      128,952
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $      7,783    $      4,006
   Net realized gain (loss)                                  733            (530)
   Realized gain distributions                            55,507          20,867
   Net change in unrealized appreciation
  (depreciation)                                          64,929         (19,713)
                                                    ------------    ------------
Increase (decrease) in net assets from operations        128,952           4,630
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              431,991         643,890
   Cost of units redeemed                               (160,840)       (104,862)
                                                    ------------    ------------
   Increase (decrease)                                   271,151         539,028
                                                    ------------    ------------
Net increase (decrease)                                  400,103         543,658
Net assets, beginning                                    543,782             124
                                                    ------------    ------------
Net assets, ending                                  $    943,885    $    543,782
                                                    ============    ============
Units sold                                               306,817         468,577
Units redeemed                                          (121,288)        (75,997)
                                                    ------------    ------------
Net increase (decrease)                                  185,529         392,580
Units outstanding, beginning                             392,671              91
                                                    ------------    ------------
Units outstanding, ending                                578,200         392,671
                                                    ============    ============

--------------------------------------------------------------------------------
                      Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  1,075,997
Cost of units redeemed                                                  (265,702)
Net investment income (loss)                                              11,789
Net realized gain (loss)                                                     203
Realized gain distributions                                               76,380
Net change in unrealized appreciation (depreciation)                      45,218
                                                                    ------------
                                                                    $    943,885
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                American Century
                             Equity Income (Advisor)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.63        $    944             1.25%              17.4%
12/31/05               1.39             544             1.25%               1.5%
12/31/04               1.37               -             1.25%              10.5%
12/31/03               1.24               -             1.25%              20.4%
05/01/03               1.03               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.65        $      -             1.00%              18.1%
12/31/05               1.39               -             1.00%               1.2%
12/31/04               1.38               -             1.00%              11.2%
12/31/03               1.24               -             1.00%               9.6%
10/02/03               1.13               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.66        $      -             0.75%              18.4%
12/31/05               1.40               -             0.75%               1.4%
12/31/04               1.38               -             0.75%              11.5%
12/31/03               1.24               -             0.75%               9.7%
10/02/03               1.13               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.67        $      -             0.50%              18.7%
12/31/05               1.41               -             0.50%               1.7%
12/31/04               1.39               -             0.50%              11.8%
12/31/03               1.24               -             0.50%               9.7%
10/02/03               1.13               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.69        $      -             0.25%              19.0%
12/31/05               1.42               -             0.25%               1.9%
12/31/04               1.39               -             0.25%              12.0%
12/31/03               1.24               -             0.25%               9.8%
10/02/03               1.13               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.71        $      -             0.00%              19.3%
12/31/05               1.43               -             0.00%               2.2%
12/31/04               1.40               -             0.00%              12.3%
12/31/03               1.25               -             0.00%               9.9%
10/02/03               1.14               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006        2005     2004      2003
2.3%        2.8%     0.0%      0%

                             AUL American Unit Trust
                                American Century
                              Ginnie Mae (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $      373,282    $      372,025            36,639
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $      373,282           350,185    $         1.07
Band 100                                 -                 -                1.07
Band 75                                  -                 -                1.08
Band 50                                  -                 -                1.09
Band 25                                  -                 -                1.10
Band 0                                   -                 -                1.11
                              --------------    --------------
Total                         $      373,282           350,185
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $       14,154
   Mortality & expense charges                                             3,763
                                                                  --------------
   Net investment income (loss)                                           10,391
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               (3,338)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                    5,044
                                                                  --------------
   Net gain (loss)                                                         1,706
                                                                  --------------
Increase (decrease) in net assets from operations                 $       12,097
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     10,391    $      5,520
   Net realized gain (loss)                               (3,338)           (273)
   Realized gain distributions                               -                -
   Net change in unrealized appreciation
   (depreciation)                                          5,044          (2,901)
                                                    ------------    ------------
Increase (decrease) in net assets from operations         12,097           2,346
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              257,572          37,808
   Cost of units redeemed                                (80,820)        (22,228)
                                                    ------------    ------------
   Increase (decrease)                                   176,752          15,580
                                                    ------------    ------------
Net increase (decrease)                                  188,849          17,926
Net assets, beginning                                    184,433         166,507
                                                    ------------    ------------
Net assets, ending                                  $    373,282    $    184,433
                                                    ============    ============
Units sold                                               250,371          36,760
Units redeemed                                           (77,463)        (21,540)
                                                    ------------    ------------
Net increase (decrease)                                  172,908          15,220
Units outstanding, beginning                             177,277         162,057
                                                    ------------    ------------
Units outstanding, ending                                350,185         177,277
                                                    ============    ============

--------------------------------------------------------------------------------
                      Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    630,201
Cost of units redeemed                                                  (271,870)
Net investment income (loss)                                              17,408
Net realized gain (loss)                                                  (3,714)
Realized gain distributions                                                 -
Net change in unrealized appreciation (depreciation)                       1,257
                                                                    ------------
                                                                    $    373,282
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                American Century
                              Ginnie Mae (Advisor)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.07        $    373             1.25%               2.5%
12/31/05               1.04             184             1.25%               1.0%
12/31/04               1.03             167             1.25%               2.0%
12/31/03               1.01               -             1.25%               0.0%
12/31/02               1.01               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.07        $      -             1.00%               2.7%
12/31/05               1.05               -             1.00%               1.7%
12/31/04               1.03               -             1.00%               1.7%
12/31/03               1.01               -             1.00%               0.5%
10/02/03               1.01               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.08        $      -             0.75%               3.0%
12/31/05               1.05               -             0.75%               1.9%
12/31/04               1.03               -             0.75%               2.0%
12/31/03               1.01               -             0.75%               0.5%
10/02/03               1.01               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.09        $      -             0.50%               3.2%
12/31/05               1.06               -             0.50%               2.2%
12/31/04               1.04               -             0.50%               2.2%
12/31/03               1.01               -             0.50%               0.6%
10/02/03               1.01               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.10        $      -             0.25%               3.5%
12/31/05               1.06               -             0.25%               2.5%
12/31/04               1.04               -             0.25%               2.5%
12/31/03               1.01               -             0.25%               0.6%
10/02/03               1.01               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.11        $      -             0.00%               3.8%
12/31/05               1.07               -             0.00%               2.7%
12/31/04               1.04               -             0.00%               2.8%
12/31/03               1.01               -             0.00%               0.8%
10/02/03               1.01               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006        2005      2004       2003         2002
5.1%        4.4%      4.5%       0.0%         0.0%

                             AUL American Unit Trust
                                American Century
                                Growth (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $      149,671    $      134,433             6,797
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $      149,671           117,693    $         1.27
Band 100                                 -                 -                1.28
Band 75                                  -                 -                1.29
Band 50                                  -                 -                1.30
Band 25                                  -                 -                1.31
Band 0                                   -                 -                1.33
                              --------------    --------------
Total                         $      149,671           117,693
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                             1,564
                                                                  --------------
   Net investment income (loss)                                           (1,564)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  258
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                    8,792
                                                                  --------------
   Net gain (loss)                                                         9,050
                                                                  --------------
Increase (decrease) in net assets from operations                 $        7,486
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     (1,564)   $       (997)
   Net realized gain (loss)                                  258              28
   Realized gain distributions                               -                 -
   Net change in unrealized appreciation
  (depreciation)                                           8,792           5,280
                                                    ------------    ------------
Increase (decrease) in net assets from operations          7,486           4,311
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                               36,575          29,818
   Cost of units redeemed                                 (8,162)           -
                                                    ------------    ------------
   Increase (decrease)                                    28,413          29,818
                                                    ------------    ------------
Net increase (decrease)                                   35,899          34,129
Net assets, beginning                                    113,772          79,643
                                                    ------------    ------------
Net assets, ending                                  $    149,671    $    113,772
                                                    ============    ============
Units sold                                                29,632          26,432
Units redeemed                                            (7,069)           -
                                                    ------------    ------------
Net increase (decrease)                                   22,563          26,432
Units outstanding, beginning                              95,130          68,698
                                                    ------------    ------------
Units outstanding, ending                                117,693          95,130
                                                    ============    ============

--------------------------------------------------------------------------------
                      Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    144,911
Cost of units redeemed                                                    (8,162)
Net investment income (loss)                                              (2,603)
Net realized gain (loss)                                                     287
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                      15,238
                                                                    ------------
                                                                    $    149,671
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                American Century
                                Growth (Advisor)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.27        $    150             1.25%               6.0%
12/31/05               1.20             114             1.25%               3.4%
12/31/04               1.16              80             1.25%               8.4%
12/31/03               1.07               -             1.25%              12.6%
10/01/03               0.95               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.28        $      -             1.00%               6.6%
12/31/05               1.20               -             1.00%               3.3%
12/31/04               1.16               -             1.00%               8.8%
12/31/03               1.07               -             1.00%               7.5%
10/02/03               1.00               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.29        $      -             0.75%               6.9%
12/31/05               1.21               -             0.75%               3.6%
12/31/04               1.17               -             0.75%               9.0%
12/31/03               1.07               -             0.75%               7.6%
10/02/03               1.00               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.30        $      -             0.50%               7.1%
12/31/05               1.22               -             0.50%               3.8%
12/31/04               1.17               -             0.50%               9.3%
12/31/03               1.07               -             0.50%               7.6%
10/02/03               1.00               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.31        $      -             0.25%               7.4%
12/31/05               1.22               -             0.25%               4.1%
12/31/04               1.18               -             0.25%               9.6%
12/31/03               1.07               -             0.25%               7.7%
10/02/03               1.00               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.33        $      -             0.00%               7.7%
12/31/05               1.23               -             0.00%               4.4%
12/31/04               1.18               -             0.00%               9.8%
12/31/03               1.07               -             0.00%               7.8%
10/02/03               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006        2005     2004      2003
0.0%        0.7%     0.0%      0.0%

                             AUL American Unit Trust
                                American Century
                        Inflation Adjusted Bond (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $    2,117,435    $    2,184,169           198,435
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $    2,054,580         1,942,467    $         1.06
Band 100                              60,478            56,764              1.07
Band 75                                  -                 -                1.07
Band 50                                  -                 -                1.08
Band 25                                  -                 -                1.09
Band 0                                 2,377             2,174              1.09
                              --------------    --------------
Total                         $    2,117,435         2,001,405
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $       65,825
   Mortality & expense charges                                            23,106
                                                                  --------------
   Net investment income (loss)                                           42,719
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              (19,337)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                  (50,617)
                                                                  --------------
   Net gain (loss)                                                       (69,954)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (27,235)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     42,719    $     21,291
   Net realized gain (loss)                              (19,337)           (721)
   Realized gain distributions                                -            1,961
   Net change in unrealized appreciation
   (depreciation)                                        (50,617)        (17,036)
                                                    ------------    ------------
Increase (decrease) in net assets from operations        (27,235)          5,495
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            1,718,003       1,086,382
   Cost of units redeemed                               (535,326)       (418,847)
                                                    ------------    ------------
   Increase (decrease)                                 1,182,677         667,535
                                                    ------------    ------------
Net increase (decrease)                                1,155,442         673,030
Net assets, beginning                                    961,993         288,963
                                                    ------------    ------------
Net assets, ending                                  $  2,117,435    $    961,993
                                                    ------------    ------------
Units sold                                             1,722,883       1,018,622
Units redeemed                                          (618,360)       (393,697)
Net increase (decrease)                                1,104,523         624,925
Units outstanding, beginning                             896,882         271,957
                                                    ------------    ------------
Units outstanding, ending                              2,001,405         896,882
                                                    ============    ============

--------------------------------------------------------------------------------
                      Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  3,092,008
Cost of units redeemed                                                  (954,173)
Net investment income (loss)                                              64,424
Net realized gain (loss)                                                 (20,058)
Realized gain distributions                                                1,968
Net change in unrealized appreciation (depreciation)                     (66,734)
                                                                    ------------
                                                                    $  2,117,435
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                American Century
                        Inflation Adjusted Bond (Advisor)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.06        $  2,055             1.25%              -1.1%
12/31/05               1.07             962             1.25%               0.9%
12/31/04               1.06             289             1.25%               6.0%
05/17/04               1.00               -             0.00%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.07        $     60             1.00%              -1.1%
12/31/05               1.08               -             1.00%               1.5%
12/31/04               1.06               -             1.00%               0.0%
05/17/04               1.00               -             0.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.07        $      -             0.75%              -0.9%
12/31/05               1.08               -             0.75%               1.7%
12/31/04               1.06               -             0.75%               0.0%
05/17/04               1.00               -             0.00%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.08        $      -             0.50%              -0.6%
12/31/05               1.09               -             0.50%               2.0%
12/31/04               1.06               -             0.50%               0.0%
05/17/04               1.00               -             0.00%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.09        $      -             0.25%              -0.4%
12/31/05               1.09               -             0.25%               2.2%
12/31/04               1.07               -             0.25%               0.0%
05/17/04               1.00               -             0.00%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.09        $      2             0.00%              -0.1%
12/31/05               1.09               -             0.00%               2.5%
12/31/04               1.07               -             0.00%               0.0%
05/17/04               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006        2005     2004
4.3%        5.4%     8.0%

                             AUL American Unit Trust
                                American Century
                          Large Company Value (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $    2,167,912    $    1,957,366           284,151
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $    1,831,577         1,045,173    $         1.75
Band 100                                 -                 -                1.77
Band 75                                  -                 -                1.78
Band 50                                  -                 -                1.80
Band 25                                  -                 -                1.81
Band 0                               336,335           181,604              1.85
                              --------------    --------------
Total                         $    2,167,912         1,226,777
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $       25,447
   Mortality & expense charges                                            16,561
                                                                  --------------
   Net investment income (loss)                                            8,886
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               11,173
   Realized gain distributions                                            17,353
   Net change in unrealized appreciation (depreciation)                  207,679
                                                                  --------------
   Net gain (loss)                                                       236,205
                                                                  --------------
Increase (decrease) in net assets from operations                 $      245,091
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $      8,886    $      1,602
   Net realized gain (loss)                               11,173           2,714
   Realized gain distributions                            17,353          17,521
   Net change in unrealized appreciation
  (depreciation)                                         207,679            (615)
                                                    ------------    ------------
Increase (decrease) in net assets from operations        245,091          21,222
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            1,589,098         900,440
   Cost of units redeemed                               (423,899)       (328,075)
                                                    ------------    ------------
   Increase (decrease)                                 1,165,199         572,365
                                                    ------------    ------------
Net increase (decrease)                                1,410,290         593,587
Net assets, beginning                                    757,622         164,035
                                                    ------------    ------------
Net assets, ending                                  $  2,167,912    $    757,622
                                                    ============    ============
Units sold                                             1,018,200         625,233
Units redeemed                                          (301,677)       (228,268)
                                                    ------------    ------------
Net increase (decrease)                                  716,523         396,965
Units outstanding, beginning                             510,254         113,289
                                                    ------------    ------------
Units outstanding, ending                              1,226,777         510,254
                                                    ============    ============

--------------------------------------------------------------------------------
                      Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  2,650,519
Cost of units redeemed                                                  (753,031)
Net investment income (loss)                                              11,095
Net realized gain (loss)                                                  13,888
Realized gain distributions                                               34,895
Net change in unrealized appreciation (depreciation)                     210,546
                                                                    ------------
                                                                    $  2,167,912
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                American Century
                          Large Company Value (Advisor)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.75        $  1,832             1.25%              18.4%
12/31/05               1.48             758             1.25%               2.1%
12/31/04               1.45             164             1.25%              13.3%
12/31/03               1.28               -             1.25%              24.3%
05/01/03               1.03               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.77        $      -             1.00%              18.3%
12/31/05               1.49               -             1.00%               2.9%
12/31/04               1.45               -             1.00%              13.1%
12/31/03               1.28               -             1.00%              11.2%
10/02/03               1.15               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.78        $      -             0.75%              18.6%
12/31/05               1.50               -             0.75%               3.1%
12/31/04               1.46               -             0.75%              13.3%
12/31/03               1.28               -             0.75%              11.3%
10/02/03               1.15               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.80        $      -             0.50%              18.9%
12/31/05               1.51               -             0.50%               3.4%
12/31/04               1.46               -             0.50%              13.6%
12/31/03               1.29               -             0.50%              11.4%
10/02/03               1.15               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.81        $      -             0.25%              19.2%
12/31/05               1.52               -             0.25%               3.6%
12/31/04               1.47               -             0.25%              13.9%
12/31/03               1.29               -             0.25%              11.5%
10/02/03               1.15               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.85        $    336             0.00%              19.5%
12/31/05               1.55               -             0.00%               3.9%
12/31/04               1.49               -             0.00%              14.2%
12/31/03               1.31               -             0.00%              11.5%
10/02/03               1.17               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006        2005     2004      2003
1.7%        1.6%     8.1%      0.0%

                             AUL American Unit Trust
                                American Century
                         New Opportunities II (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $      170,936    $      173,288    24,001
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $      170,936           126,392    $         1.35
Band 100                                 -                 -                1.36
Band 75                                  -                 -                1.37
Band 50                                  -                 -                1.38
Band 25                                  -                 -                1.39
Band 0                                   -                 -                1.40
                              --------------    --------------
Total                         $      170,936           126,392
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                             1,258
                                                                  --------------
   Net investment income (loss)                                           (1,258)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                1,847
   Realized gain distributions                                            14,274
   Net change in unrealized appreciation (depreciation)                   (4,742)
                                                                  --------------
   Net gain (loss)                                                        11,379
                                                                  --------------
Increase (decrease) in net assets from operations                 $       10,121
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     (1,258)   $       (647)
   Net realized gain (loss)                                1,847              75
   Realized gain distributions                            14,274           1,818
   Net change in unrealized appreciation
      (depreciation)                                      (4,742)          1,585
                                                    ------------    ------------
Increase (decrease) in net assets from operations         10,121           2,831
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              123,690          17,853
   Cost of units redeemed                                (25,327)         (1,977)
                                                    ------------    ------------
   Increase (decrease)                                    98,363          15,876
                                                    ------------    ------------
Net increase (decrease)                                  108,484          18,707
Net assets, beginning                                     62,452          43,745
                                                    ------------    ------------
Net assets, ending                                  $    170,936    $     62,452
                                                    ============    ============

Units sold                                                94,749          15,906
Units redeemed                                           (19,995)         (1,692)
                                                    ------------    ------------
Net increase (decrease)                                   74,754          14,214
Units outstanding, beginning                              51,638          37,424
                                                    ------------    ------------
Units outstanding, ending                                126,392          51,638
                                                    ============    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    184,570
Cost of units redeemed                                                   (27,417)
Net investment income (loss)                                              (1,928)
Net realized gain (loss)                                                   1,924
Realized gain distributions                                               16,139
Net change in unrealized appreciation (depreciation)                      (2,352)
                                                                    ------------
                                                                    $    170,936
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                American Century
                         New Opportunities II (Advisor)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.35        $    171             1.25%              11.8%
12/31/05               1.21              62             1.25%               3.4%
12/31/04               1.17              44             1.25%              17.0%
05/17/04               1.00               -             0.00%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.36        $      -             1.00%              12.1%
12/31/05               1.21               -             1.00%               3.5%
12/31/04               1.17               -             1.00%               0.0%
05/17/04               1.00               -             0.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.37        $      -             0.75%              12.4%
12/31/05               1.22               -             0.75%               3.8%
12/31/04               1.17               -             0.75%               0.0%
05/17/04               1.00               -             0.00%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.38        $      -             0.50%              12.7%
12/31/05               1.22               -             0.50%               4.0%
12/31/04               1.18               -             0.50%               0.0%
05/17/04               1.00               -             0.00%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.39        $      -             0.25%              13.0%
12/31/05               1.23               -             0.25%               4.3%
12/31/04               1.18               -             0.25%               0.0%
05/17/04               1.00               -             0.00%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.40        $      -             0.00%              13.2%
12/31/05               1.23               -             0.00%               4.6%
12/31/04               1.18               -             0.00%               0.0%
05/17/04               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006              2005             2004
0.0%              0.0%             0.0%

                             AUL American Unit Trust
                                American Century
                              Real Estate (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $    2,353,879    $    2,264,803            77,478
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $    2,123,384           847,313    $         2.51
Band 100                                 -                 -                2.53
Band 75                                  -                 -                2.55
Band 50                                  -                 -                2.57
Band 25                                  -                 -                2.59
Band 0                               230,495            87,376              2.64
                              --------------    --------------
Total                         $    2,353,879           934,689
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $       21,593
   Mortality & expense charges                                            13,167
                                                                  --------------
   Net investment income (loss)                                            8,426
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               16,413
   Realized gain distributions                                           218,856
   Net change in unrealized appreciation (depreciation)                   93,933
                                                                  --------------
   Net gain (loss)                                                       329,202
                                                                  --------------
Increase (decrease) in net assets from operations                 $      337,628
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $      8,426    $      4,037
   Net realized gain (loss)                               16,413           1,689
   Realized gain distributions                           218,856          30,463
   Net change in unrealized appreciation
      (depreciation)                                      93,933          (4,722)
                                                    ------------    ------------
Increase (decrease) in net assets from operations        337,628          31,467
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            1,884,687         295,850
   Cost of units redeemed                               (229,701)        (50,070)
                                                    ------------    ------------
   Increase (decrease)                                 1,654,986         245,780
                                                    ------------    ------------
Net increase (decrease)                                1,992,614         277,247
Net assets, beginning                                    361,265          84,018
                                                    ------------    ------------
Net assets, ending                                  $  2,353,879    $    361,265
                                                    ============    ============

Units sold                                               848,284         169,148
Units redeemed                                          (104,746)        (28,797)
                                                    ------------    ------------
Net increase (decrease)                                  743,538         140,351
Units outstanding, beginning                             191,151          50,800
                                                    ------------    ------------
Units outstanding, ending                                934,689         191,151
                                                    ============    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  2,264,569
Cost of units redeemed                                                  (279,938)
Net investment income (loss)                                              12,498
Net realized gain (loss)                                                  18,105
Realized gain distributions                                              249,569
Net change in unrealized appreciation (depreciation)                      89,076
                                                                    ------------
                                                                    $  2,353,879
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                American Century
                              Real Estate (Advisor)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  2.51        $  2,124             1.25%              32.6%
12/31/05               1.89             361             1.25%              14.5%
12/31/04               1.65              84             1.25%              27.9%
12/31/03               1.29               -             1.25%              27.7%
05/01/03               1.01               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  2.53        $      -             1.00%              32.9%
12/31/05               1.90               -             1.00%              14.4%
12/31/04               1.66               -             1.00%              28.5%
12/31/03               1.29               -             1.00%               6.7%
10/02/03               1.21               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  2.55        $      -             0.75%              33.3%
12/31/05               1.91               -             0.75%              14.6%
12/31/04               1.67               -             0.75%              28.8%
12/31/03               1.29               -             0.75%               6.7%
10/02/03               1.21               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  2.57        $      -             0.50%              33.6%
12/31/05               1.92               -             0.50%              14.9%
12/31/04               1.67               -             0.50%              29.2%
12/31/03               1.30               -             0.50%               6.8%
10/02/03               1.21               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  2.59        $      -             0.25%              33.9%
12/31/05               1.93               -             0.25%              15.2%
12/31/04               1.68               -             0.25%              29.5%
12/31/03               1.30               -             0.25%               6.9%
10/02/03               1.21               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  2.64        $    230             0.00%              34.3%
12/31/05               1.96               -             0.00%              15.5%
12/31/04               1.70               -             0.00%              29.7%
12/31/03               1.31               -             0.00%               6.9%
10/02/03               1.23               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006        2005      2004     2003
1.6%        2.3%      5.0%     0.0%

                             AUL American Unit Trust
                                American Century
                            Small Cap Value (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $      383,055    $      394,890            39,281
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $      383,055           189,914    $         2.02
Band 100                                 -                 -                2.03
Band 75                                  -                 -                2.05
Band 50                                  -                 -                2.07
Band 25                                  -                 -                2.08
Band 0                                   -                 -                2.11
                              --------------    --------------
Total                         $      383,055           189,914
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $        1,098
   Mortality & expense charges                                             3,815
                                                                  --------------
   Net investment income (loss)                                           (2,717)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                2,392
   Realized gain distributions                                            45,593
   Net change in unrealized appreciation (depreciation)                   (5,468)
                                                                  --------------
   Net gain (loss)                                                        42,517
                                                                  --------------
Increase (decrease) in net assets from operations                 $       39,800
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     (2,717)   $     (1,529)
   Net realized gain (loss)                                2,392             766
   Realized gain distributions                            45,593          27,710
   Net change in unrealized appreciation
      (depreciation)                                      (5,468)        (13,817)
                                                    ------------    ------------
Increase (decrease) in net assets from operations         39,800          13,130
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              142,851         109,070
   Cost of units redeemed                                (33,132)        (19,413)
                                                    ------------    ------------
   Increase (decrease)                                   109,719          89,657
                                                    ------------    ------------
Net increase (decrease)                                  149,519         102,787
Net assets, beginning                                    233,536         130,749
                                                    ------------    ------------
Net assets, ending                                  $    383,055    $    233,536
                                                    ============    ============

Units sold                                                76,095          64,505
Units redeemed                                           (18,009)        (11,398)
                                                    ------------    ------------
Net increase (decrease)                                   58,086          53,107
Units outstanding, beginning                             131,828          78,721
                                                    ------------    ------------
Units outstanding, ending                                189,914         131,828
                                                    ============    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    365,426
Cost of units redeemed                                                   (52,856)
Net investment income (loss)                                              (4,756)
Net realized gain (loss)                                                   3,185
Realized gain distributions                                               83,891
Net change in unrealized appreciation (depreciation)                     (11,835)
                                                                    ------------
                                                                    $    383,055
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                American Century
                            Small Cap Value (Advisor)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  2.02        $    383             1.25%              14.0%
12/31/05               1.77             234             1.25%               6.6%
12/31/04               1.66             131             1.25%               9.2%
12/31/03               1.52               -             1.25%              44.8%
05/01/03               1.05               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  2.03        $      -             1.00%              14.1%
12/31/05               1.78               -             1.00%               6.9%
12/31/04               1.67               -             1.00%              20.5%
12/31/03               1.38               -             1.00%              11.5%
10/02/03               1.24               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  2.05        $      -             0.75%              14.4%
12/31/05               1.79               -             0.75%               7.1%
12/31/04               1.67               -             0.75%              20.8%
12/31/03               1.38               -             0.75%              11.6%
10/02/03               1.24               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  2.07        $      -             0.50%              14.7%
12/31/05               1.80               -             0.50%               7.4%
12/31/04               1.68               -             0.50%              21.1%
12/31/03               1.39               -             0.50%              11.6%
10/02/03               1.24               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  2.08        $      -             0.25%              15.0%
12/31/05               1.81               -             0.25%               7.7%
12/31/04               1.68               -             0.25%              21.4%
12/31/03               1.39               -             0.25%              11.7%
10/02/03               1.24               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  2.11        $      -             0.00%              15.3%
12/31/05               1.83               -             0.00%               7.9%
12/31/04               1.70               -             0.00%              21.7%
12/31/03               1.39               -             0.00%              11.8%
10/02/03               1.25               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006        2005      2004     2003
0.4%        0.4%      0.0%     0.0%

                             AUL American Unit Trust
                                American Century
                                 Vista (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $      992,007    $      957,476            59,161
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $      992,007           765,754    $         1.30
Band 100                                 -                 -                1.30
Band 75                                  -                 -                1.31
Band 50                                  -                 -                1.32
Band 25                                  -                 -                1.33
Band 0                                   -                 -                1.34
                              --------------    --------------
Total                         $      992,007           765,754
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                            10,075
                                                                  --------------
   Net investment income (loss)                                          (10,075)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               19,132
   Realized gain distributions                                             7,678
   Net change in unrealized appreciation (depreciation)                   19,957
                                                                  --------------
   Net gain (loss)                                                        46,767
                                                                  --------------
Increase (decrease) in net assets from operations                 $       36,692
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $    (10,075)   $     (1,239)
   Net realized gain (loss)                               19,132             359
   Realized gain distributions                             7,678             -
   Net change in unrealized appreciation
      (depreciation)                                      19,957          13,082
                                                    ------------    ------------
Increase (decrease) in net assets from operations         36,692          12,202
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            1,569,606         125,453
   Cost of units redeemed                               (776,422)        (16,741)
                                                    ------------    ------------
   Increase (decrease)                                   793,184         108,712
                                                    ------------    ------------
Net increase (decrease)                                  829,876         120,914
Net assets, beginning                                    162,131          41,217
                                                    ------------    ------------
Net assets, ending                                  $    992,007    $    162,131
                                                    ============    ============

Units sold                                             1,265,675         112,635
Units redeemed                                          (634,470)        (14,755)
                                                    ------------    ------------
Net increase (decrease)                                  631,205          97,880
Units outstanding, beginning                             134,549          36,669
                                                    ------------    ------------
Units outstanding, ending                                765,754         134,549
                                                    ============    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  1,734,814
Cost of units redeemed                                                  (793,163)
Net investment income (loss)                                             (11,345)
Net realized gain (loss)                                                  19,492
Realized gain distributions                                                7,678
Net change in unrealized appreciation (depreciation)                      34,531
                                                                    ------------
                                                                    $    992,007
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                American Century
                                 Vista (Advisor)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.30        $    992             1.25%               7.1%
12/31/05               1.21             162             1.25%               8.0%
12/31/04               1.12              41             1.25%              12.0%
05/17/04               1.00               -             0.00%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.30        $      -             1.00%              7.8%
12/31/05               1.21               -             1.00%              7.5%
12/31/04               1.13               -             1.00%              0.0%
05/17/04               1.00               -             0.00%              0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.31        $      -             0.75%              8.0%
12/31/05               1.21               -             0.75%              7.7%
12/31/04               1.13               -             0.75%              0.0%
05/17/04               1.00               -             0.00%              0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.32        $      -             0.50%              8.3%
12/31/05               1.22               -             0.50%              8.0%
12/31/04               1.13               -             0.50%              0.0%
05/17/04               1.00               -             0.00%              0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.33        $      -             0.25%              8.6%
12/31/05               1.22               -             0.25%              8.3%
12/31/04               1.13               -             0.25%              0.0%
05/17/04               1.00               -             0.00%              0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.34        $      -             0.00%              8.8%
12/31/05               1.23               -             0.00%              8.5%
12/31/04               1.13               -             0.00%              0.0%
05/17/04               1.00               -             0.00%              0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006          2005        2004
0.0%          0.0%        0.0%

                             AUL American Unit Trust
                                American Century
                                 Ultra (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $      495,270    $      539,317            18,591
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $      495,270           392,425    $         1.26
Band 100                                 -                 -                1.27
Band 75                                  -                 -                1.28
Band 50                                  -                 -                1.29
Band 25                                  -                 -                1.30
Band 0                                   -                 -                1.32
                              --------------    --------------
Tota l                        $      495,270           392,425
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                             6,980
                                                                  --------------
   Net investment income (loss)                                           (6,980)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  351
   Realized gain distributions                                            34,850
   Net change in unrealized appreciation (depreciation)                  (61,790)
                                                                  --------------
   Net gain (loss)                                                       (26,589)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (33,569)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     (6,980) $       (2,678)
   Net realized gain (loss)                                  351           1,379
   Realized gain distributions                            34,850             -
   Net change in unrealized appreciation
      (depreciation)                                     (61,790)         16,100
                                                    ------------    ------------
Increase (decrease) in net assets from operations        (33,569)         14,801
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              272,668         496,125
   Cost of units redeemed                               (265,513)        (41,106)
                                                    ------------    ------------
   Increase (decrease)                                     7,155         455,019
                                                    ------------    ------------
Net increase (decrease)                                  (26,414)        469,820
Net assets, beginning                                    521,684          51,864
                                                    ------------    ------------
Net assets, ending                                  $    495,270    $    521,684
                                                    ============    ============

Units sold                                               223,839         386,059
Units redeemed                                          (225,434)        (31,425)
                                                    ------------    ------------
Net increase (decrease)                                   (1,595)        354,634
Units outstanding, beginning                             394,020          39,386
                                                    ------------    ------------
Units outstanding, ending                                392,425         394,020
                                                    ============    ============

--------------------------------------------------------------------------------
                      Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------


Proceeds from units sold                                            $    819,053
Cost of units redeemed                                                  (306,619)
Net investment income (loss)                                              (9,700)
Net realized gain (loss)                                                   1,733
Realized gain distributions                                               34,850
Net change in unrealized appreciation (depreciation)                     (44,047)
                                                                    ------------
                                                                    $    495,270
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                American Century
                                 Ultra (Advisor)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.26        $    495             1.25%              -3.9%
12/31/05               1.32             522             1.25%               0.4%
12/31/04               1.32              52             1.25%               9.1%
12/31/03               1.21              -              1.25%              18.6%
05/01/03               1.02              -              1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.27        $      -             1.00%              -4.1%
12/31/05               1.32               -             1.00%               0.0%
12/31/04               1.32               -             1.00%               9.6%
12/31/03               1.21               -             1.00%               6.3%
10/02/03               1.14               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.28        $      -             0.75%              -4.2%
12/31/05               1.34               -             0.75%               0.6%
12/31/04               1.33               -             0.75%               9.9%
12/31/03               1.21               -             0.75%               6.3%
10/02/03               1.14               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.29        $      -             0.50%              -4.4%
12/31/05               1.35               -             0.50%               1.3%
12/31/04               1.33               -             0.50%              10.1%
12/31/03               1.21               -             0.50%               6.4%
10/02/03               1.14               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.31        $      -             0.25%              -4.7%
12/31/05               1.37               -             0.25%               2.5%
12/31/04               1.34               -             0.25%              10.4%
12/31/03               1.21               -             0.25%               6.5%
10/02/03               1.14               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.32        $      -             0.00%              -5.0%
12/31/05               1.39               -             0.00%               3.4%
12/31/04               1.35               -             0.00%              10.7%
12/31/03               1.22               -             0.00%               6.5%
10/02/03               1.14               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006         2005       2004
0.0%         0.0%       0.0%

                             AUL American Unit Trust
                                American Century
                           Emerging Markets (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $          -      $          -                 -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $          -                 -      $         1.14
Band 100                                 -                 -                1.14
Band 75                                  -                 -                1.14
Band 50                                  -                 -                1.14
Band 25                                  -                 -                1.14
Band 0                                   -                 -                1.14
                              --------------    --------------
Total                         $          -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
  Net investment income (loss)                                               -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 10/23/06
                                                                     to 12/31/06
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                    $         -
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation
      (depreciation)                                                         -
                                                                  --------------
Increase (decrease) in net assets from operations                            -
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                                  -
   Cost of units redeemed                                                    -
                                                                  --------------
   Increase (decrease)                                                       -
                                                                  --------------
Net increase (decrease)                                                      -
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $          -
                                                                  ==============

Units sold                                                                   -
Units redeemed                                                               -
                                                                  --------------
Net increase (decrease)                                                      -
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                                    -
                                                                  ==============

--------------------------------------------------------------------------------
                      Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                          $          -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                  --------------
                                                                  $          -
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                American Century
                           Emerging Markets (Advisor)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------

12/31/06            $  1.14        $      -             1.25%              14.0%
10/23/06               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------

12/31/06            $  1.14        $      -             1.00%              14.1%
10/23/06               1.00               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.14        $      -             0.75%              14.1%
10/23/06               1.00               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.14        $      -             0.50%              14.2%
10/23/06               1.00               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.14        $      -             0.25%              14.3%
10/23/06               1.00               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.14        $      -             0.00%              14.3%
10/23/06               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

                                      2006
                                      ----
                                      0.0%

                             AUL American Unit Trust
                                American Century
                         International Growth (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $       95,491    $       91,072             7,634
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $       95,491            46,347    $         2.06
Band 100                                 -                 -                2.08
Band 75                                  -                 -                2.09
Band 50                                  -                 -                2.11
Band 25                                  -                 -                2.13
Band 0                                   -                 -                2.16
                              --------------    --------------
Total                         $       95,491            46,347
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          419
   Mortality & expense charges                                               164
                                                                  --------------
   Net investment income (loss)                                              255
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  384
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                    4,419
                                                                  --------------
   Net gain (loss)                                                         4,803
                                                                  --------------
Increase (decrease) in net assets from operations                 $        5,058
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $        255    $        -
   Net realized gain (loss)                                  384             -
   Realized gain distributions                               -               -
   Net change in unrealized appreciation
      (depreciation)                                       4,419             -
                                                    ------------    ------------
Increase (decrease) in net assets from operations          5,058             -
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                               92,746             -
   Cost of units redeemed                                 (2,313)            -
                                                    ------------    ------------
   Increase (decrease)                                    90,433             -
                                                    ------------    ------------
Net increase (decrease)                                   95,491             -
Net assets, beginning                                        -               -
                                                    ------------    ------------
Net assets, ending                                  $     95,491    $        -
                                                    ============    ============

Units sold                                                47,501             -
Units redeemed                                            (1,154)            -
                                                    ------------    ------------
Net increase (decrease)                                   46,347             -
Units outstanding, beginning                                 -               -
                                                    ------------    ------------
Units outstanding, ending                                 46,347             -
                                                    ============    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $     92,746
Cost of units redeemed                                                    (2,313)
Net investment income (loss)                                                 255
Net realized gain (loss)                                                     384
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                       4,419
                                                                    ------------
                                                                    $     95,491
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                American Century
                         International Growth (Advisor)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  2.06        $     95             1.25%              23.4%
12/31/05               1.67               -             1.25%              11.3%
12/31/04               1.50               -             1.25%              14.5%
12/31/03               1.31               -             1.25%              31.0%
04/30/03               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  2.08        $      -             1.00%              23.5%
12/31/05               1.68               -             1.00%              11.7%
12/31/04               1.51               -             1.00%              14.2%
12/31/03               1.32               -             1.00%              10.4%
10/02/03               1.20               -             1.00%               0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  2.09        $      -             0.75%              23.8%
12/31/05               1.69               -             0.75%              12.0%
12/31/04               1.51               -             0.75%              14.4%
12/31/03               1.32               -             0.75%              10.5%
10/02/03               1.20               -             0.75%               0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  2.11        $      -             0.50%              24.1%
12/31/05               1.70               -             0.50%              12.2%
12/31/04               1.52               -             0.50%              14.7%
12/31/03               1.32               -             0.50%              10.6%
10/02/03               1.20               -             0.50%               0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  2.13        $      -             0.25%              24.4%
12/31/05               1.71               -             0.25%              12.5%
12/31/04               1.52               -             0.25%              15.0%
12/31/03               1.32               -             0.25%              10.6%
10/02/03               1.20               -             0.25%               0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  2.16        $      -             0.00%              24.7%
12/31/05               1.73               -             0.00%              12.8%
12/31/04               1.53               -             0.00%              15.3%
12/31/03               1.33               -             0.00%              10.7%
10/02/03               1.20               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006        2005
0.9%        0.0%

                             AUL American Unit Trust
                                American Century
                                Select (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $       39,441    $       40,226             1,084
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $       39,441            37,737    $         1.05
Band 100                                 -                 -                2.08
Band 75                                  -                 -                2.09
Band 50                                  -                 -                2.11
Band 25                                  -                 -                2.13
Band 0                                   -                 -                2.16
                              --------------    --------------
Total                         $       39,441            37,737
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          691
   Mortality & expense charges                                                34
                                                                  --------------
   Net investment income (loss)                                              657
                                                                  --------------

Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                     (825)
                                                                  --------------
   Net gain (loss)                                                          (825)
                                                                  --------------
Increase (decrease) in net assets from operations                 $         (168)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $        657    $        -
   Net realized gain (loss)                                  -               -
   Realized gain distributions                               -               -
   Net change in unrealized appreciation
      (depreciation)                                        (825)            -
                                                    ------------    ------------
Increase (decrease) in net assets from operations           (168)            -
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                               39,609             -
   Cost of units redeemed                                    -               -
                                                    ------------    ------------
   Increase (decrease)                                    39,609             -
                                                    ------------    ------------
Net increase (decrease)                                   39,441             -
Net assets, beginning                                        -               -
                                                    ------------    ------------
Net assets, ending                                  $     39,441    $        -
                                                    ============    ============

Units sold                                                47,501             -
Units redeemed                                            (1,154)            -
Net increase (decrease)                                   46,347             -
Units outstanding, beginning                                 -               -
                                                    ------------    ------------
Units outstanding, ending                                 46,347             -
                                                    ============    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $     39,609
Cost of units redeemed                                                       -
Net investment income (loss)                                                 657
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                        (825)
                                                                    ------------
                                                                    $     39,441
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                American Century
                                Select (Advisor)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  2.06        $     95             1.25%              23.4%
12/31/05               1.67               -             1.25%              11.3%
12/31/04               1.50               -             1.25%              14.5%
12/31/03               1.31               -             1.25%              31.0%
04/30/03               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  2.08        $      -             1.00%              23.5%
12/31/05               1.68               -             1.00%              11.7%
12/31/04               1.51               -             1.00%              14.2%
12/31/03               1.32               -             1.00%              10.4%
10/02/03               1.20               -             1.00%               0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  2.09        $      -             0.75%              23.8%
12/31/05               1.69               -             0.75%              12.0%
12/31/04               1.51               -             0.75%              14.4%
12/31/03               1.32               -             0.75%              10.5%
10/02/03               1.20               -             0.75%               0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  2.11        $      -             0.50%              24.1%
12/31/05               1.70               -             0.50%              12.2%
12/31/04               1.52               -             0.50%              14.7%
12/31/03               1.32               -             0.50%              10.6%
10/02/03               1.20               -             0.50%               0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  2.13        $      -             0.25%              24.4%
12/31/05               1.71               -             0.25%              12.5%
12/31/04               1.52               -             0.25%              15.0%
12/31/03               1.32               -             0.25%              10.6%
10/02/03               1.20               -             0.25%               0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  2.16        $      -             0.00%              24.7%
12/31/05               1.73               -             0.00%              12.8%
12/31/04               1.53               -             0.00%              15.3%
12/31/03               1.33               -             0.00%              10.7%
10/02/03               1.20               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006           2005          2004         2003
0.9%           0.0%          0.0%         0.0%

                             AUL American Unit Trust
                                      Alger
                                 American Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
                                                --------------    --------------
Investments                   $   71,469,579    $   53,794,203         1,734,737
                                                ==============    ==============
Receivable from
   general account                     1,045
                              --------------
Net assets                    $   71,470,624
                              ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $   71,470,624        27,277,733    $         2.62
Band 100                                -                 -                 2.64
Band 75                                 -                 -                 2.66
Band 50                                 -                 -                 2.68
Band 25                                 -                 -                 2.71
Band 0                                  -                 -                 3.03
                              --------------    --------------
Total                         $   71,470,624        27,277,733
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $       98,300
   Mortality & expense charges                                           963,196
                                                                  --------------
   Net investment income (loss)                                         (864,896)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                           (4,675,933)
   Realized gain distributions                                              -
   Net change in unrealized appreciation (depreciation)                8,265,422
                                                                  --------------
   Net gain (loss)                                                     3,589,489
                                                                  --------------
Increase (decrease) in net assets from operations                 $    2,724,593
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended      Year ended
                                                       12/31/2006      12/31/2005
                                                    -------------   -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $    (864,896)  $    (865,527)
   Net realized gain (loss)                            (4,675,933)     (5,195,173)
   Realized gain distributions                               -               -
   Net change in unrealized appreciation
      (depreciation)                                    8,265,422      14,759,628
                                                    -------------   -------------
Increase (decrease) in net assets from operations       2,724,593       8,698,928
                                                    -------------   -------------
Contract owner transactions:
   Proceeds from units sold                            12,252,547      13,256,205
   Cost of units redeemed                             (33,055,398)    (18,749,564)
                                                    -------------   -------------
   Increase (decrease)                                (20,802,851)     (5,493,359)
                                                    -------------   -------------
Net increase (decrease)                               (18,078,258)      3,205,569
Net assets, beginning                                  89,548,882      86,343,313
                                                    -------------   -------------
Net assets, ending                                  $  71,470,624   $  89,548,882
                                                    =============   =============

Units sold                                              5,739,918       5,650,349
Units redeemed                                        (13,955,362)     (8,023,063)
                                                    -------------   -------------
Net increase (decrease)                                (8,215,444)     (2,372,714)
Units outstanding, beginning                           35,493,177      37,865,891
                                                    -------------   -------------
Units outstanding, ending                              27,277,733      35,493,177
                                                    =============   =============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $ 306,639,246
Cost of units redeemed                                               (246,515,444)
Net investment income (loss)                                           13,980,129
Net realized gain (loss)                                              (30,640,481)
Realized gain distributions                                            10,331,798
Net change in unrealized appreciation (depreciation)                   17,675,376
                                                                    -------------
                                                                    $  71,470,624
                                                                    =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                      Alger
                                 American Growth

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     2.62      $   71,470             1.25%               4.0%
12/31/05               2.52          89,549             1.25%              10.5%
12/31/04               2.28          86,343             1.25%               4.1%
12/31/03               2.19          84,917             1.25%              33.5%
12/31/02               1.64          58,266             1.25%             -33.8%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     2.64      $        -             1.00%               4.1%
12/31/05               2.54               -             1.00%              10.7%
12/31/04               2.29               -             1.00%               4.7%
12/31/03               2.19               -             1.00%               9.0%
10/02/03               2.01               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     2.66      $        -             0.75%               4.4%
12/31/05               2.55               -             0.75%              10.9%
12/31/04               2.30               -             0.75%               4.9%
12/31/03               2.19               -             0.75%               9.1%
10/02/03               2.01               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     2.68      $        -             0.50%               4.6%
12/31/05               2.57               -             0.50%              11.2%
12/31/04               2.31               -             0.50%               5.2%
12/31/03               2.19               -             0.50%               9.2%
10/02/03               2.01               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     2.71      $        -             0.25%               4.9%
12/31/05               2.58               -             0.25%              11.5%
12/31/04               2.31               -             0.25%               5.5%
12/31/03               2.19               -             0.25%               9.2%
10/02/03               2.01               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     3.03      $        -             0.00%               5.1%
12/31/05               2.89               -             0.00%              11.8%
12/31/04               2.58               -             0.00%               5.7%
12/31/03               2.44               -             0.00%               9.4%
10/02/03               2.23               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006                2005               2004              2003               2002
0.1%                0.2%               0.0%              0.0%               0.0%

                             AUL American Unit Trust
                                      Alger
                                American Balanced

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $    2,717,254    $    2,553,883           192,584
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $    2,717,254         2,711,777    $         1.00
Band 100                                -                 -                 1.01
Band 75                                 -                 -                 1.02
Band 50                                 -                 -                 1.03
Band 25                                 -                 -                 1.04
Band 0                                  -                 -                 1.09
                              --------------    --------------
Total                         $    2,717,254         2,711,777
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $       47,759
   Mortality & expense charges                                            42,574
                                                                  --------------
   Net investment income (loss)                                            5,185
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              444,858
   Realized gain distributions                                           161,084
   Net change in unrealized appreciation (depreciation)                 (518,992)
                                                                  --------------
   Net gain (loss)                                                        86,950
                                                                  --------------
Increase (decrease) in net assets from operations                 $       92,135
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended      Year ended
                                                       12/31/2006      12/31/2005
                                                    -------------   -------------

Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $       5,185   $      20,620
   Net realized gain (loss)                               444,858          30,804
   Realized gain distributions                            161,084            -
   Net change in unrealized appreciation
      (depreciation)                                     (518,992)        283,544
                                                    -------------   -------------
Increase (decrease) in net assets from operations          92,135         334,968
                                                    -------------   -------------
Contract owner transactions:
   Proceeds from units sold                               681,382       1,008,714
   Cost of units redeemed                              (3,200,594)     (1,273,840)
                                                    -------------   -------------
   Increase (decrease)                                 (2,519,212)       (265,126)
                                                    -------------   -------------
Net increase (decrease)                                (2,427,077)         69,842
Net assets, beginning                                   5,144,331       5,074,489
                                                    -------------   -------------
Net assets, ending                                  $   2,717,254   $   5,144,331
                                                    =============   =============

Units sold                                                736,288       1,104,493
Units redeemed                                         (3,334,240)     (1,403,182)
                                                    -------------   -------------
Net increase (decrease)                                (2,597,952)       (298,689)
Units outstanding, beginning                            5,309,729       5,608,418
                                                    -------------   -------------
Units outstanding, ending                               2,711,777       5,309,729
                                                    =============   =============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $   8,114,813
Cost of units redeemed                                                 (6,174,975)
Net investment income (loss)                                               68,142
Net realized gain (loss)                                                  365,184
Realized gain distributions                                               180,719
Net change in unrealized appreciation (depreciation)                      163,371
                                                                    -------------
                                                                    $   2,717,254
                                                                    =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                      Alger
                                American Balanced

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.00      $    2,717             1.25%               3.1%
12/31/05               0.97           5,144             1.25%               7.8%
12/31/04               0.90           5,074             1.25%               2.3%
12/31/03               0.88           4,246             1.25%              17.3%
12/31/02               0.75           2,657             1.25%             -13.4%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.01      $        -             1.00%               3.7%
12/31/05               0.97               -             1.00%               7.3%
12/31/04               0.91               -             1.00%               3.6%
12/31/03               0.88               -             1.00%               4.7%
10/02/03               0.84               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.02      $        -             0.75%               4.1%
12/31/05               0.98               -             0.75%               7.5%
12/31/04               0.91               -             0.75%               3.9%
12/31/03               0.88               -             0.75%               4.8%
10/02/03               0.84               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.03      $        -             0.50%               4.5%
12/31/05               0.99               -             0.50%               7.8%
12/31/04               0.91               -             0.50%               4.1%
12/31/03               0.88               -             0.50%               4.8%
10/02/03               0.84               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04      $        -             0.25%               5.0%
12/31/05               0.99               -             0.25%               8.1%
12/31/04               0.92               -             0.25%               4.4%
12/31/03               0.88               -             0.25%               4.9%
10/02/03               0.84               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.09      $        -             0.00%               4.7%
12/31/05               1.04               -             0.00%               8.3%
12/31/04               0.96               -             0.00%               4.6%
12/31/03               0.92               -             0.00%               4.9%
10/02/03               0.88               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006                2005               2004              2003               2002
1.2%                1.7%               1.5%              2.0%               1.5%

                             AUL American Unit Trust
                                      Alger
                            American Leveraged AllCap

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $    3,827,220    $    3,021,631            92,566
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $    3,827,220         5,737,983    $         0.67
Band 100                                -                 -                 0.67
Band 75                                 -                 -                 0.68
Band 50                                 -                 -                 0.68
Band 25                                 -                 -                 0.69
Band 0                                  -                 -                 0.73
                              --------------    --------------
Total                         $    3,827,220         5,737,983
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $         -
   Mortality & expense charges                                            38,723
                                                                  --------------
   Net investment income (loss)                                          (38,723)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              326,497
   Realized gain distributions                                              -
   Net change in unrealized appreciation (depreciation)                  241,283
                                                                  --------------
   Net gain (loss)                                                       567,780
                                                                  --------------
Increase (decrease) in net assets from operations                 $      529,057
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended      Year ended
                                                       12/31/2006      12/31/2005
                                                    -------------   -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     (38,723)  $     (27,265)
   Net realized gain (loss)                               326,497           3,147
   Realized gain distributions                               -               -
   Net change in unrealized appreciation
      (depreciation)                                      241,283         314,863
                                                    -------------   -------------
Increase (decrease) in net assets from operations         529,057         290,745
                                                    -------------   -------------
Contract owner transactions:
   Proceeds from units sold                             2,258,618         625,666
   Cost of units redeemed                              (1,558,778)       (226,417)
                                                    -------------   -------------
   Increase (decrease)                                    699,840         399,249
                                                    -------------   -------------
Net increase (decrease)                                 1,228,897         689,994
Net assets, beginning                                   2,598,323       1,908,329
                                                    -------------   -------------
Net assets, ending                                  $   3,827,220   $   2,598,323
                                                    =============   =============

Units sold                                              4,050,433       1,225,447
Units redeemed                                         (2,900,283)       (446,045)
                                                    -------------   -------------
Net increase (decrease)                                 1,150,150         779,402
Units outstanding, beginning                            4,587,833       3,808,431
                                                    -------------   -------------
Units outstanding, ending                               5,737,983       4,587,833
                                                    =============   =============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $   5,128,679
Cost of units redeemed                                                 (2,260,151)
Net investment income (loss)                                             (107,128)
Net realized gain (loss)                                                  254,684
Realized gain distributions                                                 5,547
Net change in unrealized appreciation (depreciation)                      805,589
                                                                    -------------
                                                                    $   3,827,220
                                                                    =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                      Alger
                            American Leveraged AllCap

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     0.67      $    3,827             1.25%              17.0%
12/31/05               0.57           2,598             1.25%              14.0%
12/31/04               0.50           1,908             1.25%               6.4%
12/31/03               0.47           1,418             1.25%              34.3%
12/31/02               0.35             581             1.25%             -34.7%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     0.67      $        -             1.00%              17.5%
12/31/05               0.57               -             1.00%              13.0%
12/31/04               0.50               -             1.00%               7.5%
12/31/03               0.47               -             1.00%               6.3%
10/02/03               0.44               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     0.68      $        -             0.75%              17.6%
12/31/05               0.57               -             0.75%              12.6%
12/31/04               0.51               -             0.75%               8.6%
12/31/03               0.47               -             0.75%               6.4%
10/02/03               0.44               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     0.68      $        -             0.50%              18.2%
12/31/05               0.58               -             0.50%              13.5%
12/31/04               0.51               -             0.50%               8.0%
12/31/03               0.47               -             0.50%               6.5%
10/02/03               0.44               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     0.69      $        -             0.25%              18.8%
12/31/05               0.58               -             0.25%              13.8%
12/31/04               0.51               -             0.25%               8.3%
12/31/03               0.47               -             0.25%               6.5%
10/02/03               0.44               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     0.73      $        -             0.00%              19.3%
12/31/05               0.61               -             0.00%              14.1%
12/31/04               0.53               -             0.00%               8.4%
12/31/03               0.49               -             0.00%               6.7%
10/02/03               0.46               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006                2005               2004              2003               2002
0.0%                0.0%               0.0%              0.0%               0.0%

                             AUL American Unit Trust
                                      Alger
                  Capital Appreciation Institutional (Class I)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $          -      $          -                 -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $          -                 -      $         1.05
Band 100                                 -                 -                1.05
Band 75                                  -                 -                1.05
Band 50                                  -                 -                1.05
Band 25                                  -                 -                1.05
Band 0                                   -                 -                1.05
                              --------------    --------------
Total                         $          -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                  For the period
                                                                   from 10/23/06
                                                                     to 12/31/06
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $          -
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation
      (depreciation)                                                         -
                                                                  --------------
Increase (decrease) in net assets from operations                            -
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                                  -
   Cost of units redeemed                                                    -
                                                                  --------------
   Increase (decrease)                                                       -
                                                                  --------------
Net increase (decrease)                                                      -
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $          -
                                                                  ==============

Units sold                                                                   -
Units redeemed                                                               -
                                                                  --------------
Net increase (decrease)                                                      -
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                                    -
                                                                  ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                          $          -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                  --------------
                                                                  $          -
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                      Alger
                  Capital Appreciation Institutional (Class I)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.05      $        -             1.25%               5.0%
10/23/06               1.00               -             0.00%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.05      $        -             1.00%               5.0%
10/23/06               1.00               -             0.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.05      $        -             0.75%               5.0%
10/23/06               1.00               -             0.00%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.05      $        -             0.50%               5.0%
10/23/06               1.00               -             0.00%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.05      $        -             0.25%               5.0%
10/23/06               1.00               -             0.00%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.05      $        -             0.00%               5.0%
10/23/06               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

                                      2006
                                      ----
                                      0.0%

                             AUL American Unit Trust
                                      Alger
                  Capital Appreciation Institutional (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $          -      $          -                 -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $          -                 -      $         1.05
Band 100                                 -                 -                1.05
Band 75                                  -                 -                1.05
Band 50                                  -                 -                1.05
Band 25                                  -                 -                1.05
Band 0                                   -                 -                1.05
                              --------------    --------------
Total                         $          -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                  For the period
                                                                   from 10/23/06
                                                                     to 12/31/06
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $          -
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation
      (depreciation)                                                         -
                                                                  --------------
Increase (decrease) in net assets from operations                            -
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                                  -
   Cost of units redeemed                                                    -
                                                                  --------------
   Increase (decrease)                                                       -
                                                                  --------------
Net increase (decrease)                                                      -
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $          -
                                                                  ==============

Units sold                                                                   -
Units redeemed                                                               -
                                                                  --------------
Net increase (decrease)                                                      -
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                                    -
                                                                  ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------


Proceeds from units sold                                          $          -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                  --------------
                                                                  $          -
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                      Alger
                  Capital Appreciation Institutional (Class R)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.05      $        -             1.25%               5.0%
10/23/06               1.00               -             0.00%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.05      $        -             1.00%               5.0%
10/23/06               1.00               -             0.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.05      $        -             0.75%               5.0%
10/23/06               1.00               -             0.00%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.05      $        -             0.50%               5.0%
10/23/06               1.00               -             0.00%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.05      $        -             0.25%               5.0%
10/23/06               1.00               -             0.00%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.05      $        -             0.00%               5.0%
10/23/06               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

                                      2006
                                      ----
                                      0.0%

                             AUL American Unit Trust
                                      Alger
                     SmallCap Growth Institutional (Class I)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $          -      $          -                 -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $          -                 -      $         1.04
Band 100                                 -                 -                1.04
Band 75                                  -                 -                1.04
Band 50                                  -                 -                1.04
Band 25                                  -                 -                1.04
Band 0                                   -                 -                1.04
                              --------------    --------------
Total                         $          -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                  For the period
                                                                   from 10/23/06
                                                                     to 12/31/06
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $          -
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation
      (depreciation)                                                         -
                                                                  --------------
Increase (decrease) in net assets from operations                            -
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                                  -
   Cost of units redeemed                                                    -
                                                                  --------------
   Increase (decrease)                                                       -
                                                                  --------------
Net increase (decrease)                                                      -
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $          -
                                                                  ==============

Units sold                                                                   -
Units redeemed                                                               -
                                                                  --------------
Net increase (decrease)                                                      -
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                                    -
                                                                  ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------


Proceeds from units sold                                          $          -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                  --------------
                                                                  $          -
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                      Alger
                     SmallCap Growth Institutional (Class I)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04      $        -             1.25%               4.0%
10/23/06               1.00               -             0.00%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04      $        -             1.00%               3.9%
10/23/06               1.00               -             0.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04      $        -             0.75%               3.9%
10/23/06               1.00               -             0.00%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04      $        -             0.50%               4.0%
10/23/06               1.00               -             0.00%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04      $        -             0.25%               4.0%
10/23/06               1.00               -             0.00%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04      $        -             0.00%               4.0%
10/23/06               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

                                      2006
                                      ----
                                      0.0%

                             AUL American Unit Trust
                                      Alger
                     SmallCap Growth Institutional (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $          -      $          -                 -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $          -                 -      $         1.04
Band 100                                 -                 -                1.04
Band 75                                  -                 -                1.04
Band 50                                  -                 -                1.04
Band 25                                  -                 -                1.04
Band 0                                   -                 -                1.04
                              --------------    --------------
Total                         $          -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                  For the period
                                                                   from 10/23/06
                                                                     to 12/31/06
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $          -
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation
      (depreciation)                                                         -
                                                                  --------------
Increase (decrease) in net assets from operations                            -
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                                  -
   Cost of units redeemed                                                    -
                                                                  --------------
   Increase (decrease)                                                       -
                                                                  --------------
Net increase (decrease)                                                      -
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $          -
                                                                  ==============

Units sold                                                                   -
Units redeemed                                                               -
                                                                  --------------
Net increase (decrease)                                                      -
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                                    -
                                                                  ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------


Proceeds from units sold                                          $          -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                  --------------
                                                                  $          -
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                      Alger
                     SmallCap Growth Institutional (Class I)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04      $        -             1.25%               3.7%
10/23/06               1.00               -             0.00%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04      $        -             1.00%               3.7%
10/23/06               1.00               -             0.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04      $        -             0.75%               3.8%
10/23/06               1.00               -             0.00%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04      $        -             0.50%               3.8%
10/23/06               1.00               -             0.00%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04      $        -             0.25%               3.9%
10/23/06               1.00               -             0.00%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04      $        -             0.00%               3.9%
10/23/06               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

                                      2006
                                      ----
                                      0.0%

                             AUL American Unit Trust
                                    Calvert
                             Social Mid-Cap Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $    8,170,221    $    6,807,694           289,231
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $    8,170,221         3,698,863    $         2.21
Band 100                                 -                 -                2.23
Band 75                                  -                 -                2.25
Band 50                                  -                 -                2.26
Band 25                                  -                 -                2.28
Band 0                                   -                 -                2.56
                              --------------    --------------
Total                         $    8,170,221         3,698,863
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $           -
   Mortality & expense charges                                            139,695
                                                                  ---------------
   Net investment income (loss)                                          (139,695)
                                                                  ---------------
Gain (loss) on investments:
   Net realized gain (loss)                                             1,157,990
   Realized gain distributions                                                -
   Net change in unrealized appreciation (depreciation)                  (447,861)
                                                                  ---------------
   Net gain (loss)                                                        710,129
                                                                  ---------------
Increase (decrease) in net assets from operations                 $       570,434
                                                                  ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $   (139,695)   $   (156,826)
   Net realized gain (loss)                            1,157,990          96,693
   Realized gain distributions                               -               -
   Net change in unrealized appreciation
      (depreciation)                                    (447,861)        (50,207)
                                                    ------------    ------------
Increase (decrease) in net assets from operations        570,434        (110,340)
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            2,230,617       2,365,865
   Cost of units redeemed                             (6,990,953)     (2,945,844)
                                                    ------------    ------------
   Increase (decrease)                                (4,760,336)       (579,979)
                                                    ------------    ------------
Net increase (decrease)                               (4,189,902)       (690,319)
Net assets, beginning                                 12,360,123      13,050,442
                                                    ------------    ------------
Net assets, ending                                  $  8,170,221    $ 12,360,123
                                                    ============    ============

Units sold                                             1,229,873       1,146,448
Units redeemed                                        (3,437,255)     (1,424,805)
                                                    ------------    ------------
Net increase (decrease)                               (2,207,382)       (278,357)
Units outstanding, beginning                           5,906,245       6,184,602
                                                    ------------    ------------
Units outstanding, ending                              3,698,863       5,906,245
                                                    ============    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $ 152,264,691
Cost of units redeemed                                              (144,921,850)
Net investment income (loss)                                           1,684,894
Net realized gain (loss)                                              (2,220,041)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                   1,362,527
                                                                   -------------
                                                                   $   8,170,221
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                    Calvert
                             Social Mid-Cap Growth

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                      BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $ 2.21         $ 8,170              1.25%               5.7%
12/31/05              2.09          12,360              1.25%              -0.9%
12/31/04              2.11          13,050              1.25%               8.2%
12/31/03              1.95          10,838              1.25%              30.0%
12/31/02              1.50           7,173              1.25%             -29.1%

                                      BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $ 2.23         $     -              1.00%               5.8%
12/31/05              2.10               -              1.00%              -0.7%
12/31/04              2.12               -              1.00%               8.3%
12/31/03              1.96               -              1.00%               8.5%
10/02/03              1.80               -              1.00%               0.0%

                                      BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $ 2.25         $     -              0.75%               6.1%
12/31/05              2.12               -              0.75%              -0.4%
12/31/04              2.13               -              0.75%               8.6%
12/31/03              1.96               -              0.75%               8.6%
10/02/03              1.80               -              0.75%               0.0%

                                      BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $ 2.26         $     -              0.50%               6.3%
12/31/05              2.13               -              0.50%              -0.2%
12/31/04              2.13               -              0.50%               8.9%
12/31/03              1.96               -              0.50%               8.6%
10/02/03              1.80               -              0.50%               0.0%

                                      BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $ 2.28         $     -              0.25%               6.6%
12/31/05              2.14               -              0.25%               0.1%
12/31/04              2.14               -              0.25%               9.1%
12/31/03              1.96               -              0.25%               8.7%
10/02/03              1.80               -              0.25%               0.0%

                                      BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $ 2.56         $     -               0.00%              6.9%
12/31/05              2.39               -               0.00%              0.3%
12/31/04              2.39               -               0.00%              8.8%
12/31/03              2.19               -               0.00%              9.3%
10/02/03              2.00               -               0.00%              0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006                2005           2004                 2003               2002
0.0%                0.0%           0.0%                 0.0%               0.0%

                             AUL American Unit Trust
                                     Calvert
                                     Income

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Investments                   $    7,570,125    $    7,670,223           450,279
                                                ==============    ==============
Payable to general account            (2,525)
                              --------------
Net assets                    $    7,567,600
                              ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $    7,567,600         6,049,183    $         1.25
Band 100                                 -                 -                1.26
Band 75                                  -                 -                1.27
Band 50                                  -                 -                1.28
Band 25                                  -                 -                1.29
Band 0                                   -                 -                1.32
                              --------------    --------------
Total                         $    7,567,600         6,049,183
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $      319,106
   Mortality & expense charges                                            85,227
                                                                  --------------
   Net investment income (loss)                                          233,879
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              (22,848)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                   44,545
                                                                  --------------
   Net gain (loss)                                                        21,697
                                                                  --------------
Increase (decrease) in net assets from operations                 $      255,576
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $    233,879    $    117,448
   Net realized gain (loss)                              (22,848)         (5,549)
   Realized gain distributions                               -            70,221
   Net change in unrealized appreciation
      (depreciation)                                      44,545         (56,207)
                                                    ------------    ------------
Increase (decrease) in net assets from operations        255,576         125,913
                                                    ------------    ------------

Contract owner transactions:
   Proceeds from units sold                            2,620,667       1,668,489
   Cost of units redeemed                               (946,044)       (522,328)
                                                    ------------    ------------
   Increase (decrease)                                 1,674,623       1,146,161
                                                    ------------    ------------
Net increase (decrease)                                1,930,199       1,272,074
Net assets, beginning                                  5,637,401       4,365,327
                                                    ------------    ------------
Net assets, ending                                  $ 7,567,600     $  5,637,401
                                                    ============    ============

Units sold                                             2,208,477       1,414,816
Units redeemed                                          (824,029)       (441,117)
                                                    ------------    ------------
Net increase (decrease)                                1,384,448         973,699
Units outstanding, beginning                           4,664,735       3,691,036
                                                    ------------    ------------
Units outstanding, ending                              6,049,183       4,664,735
                                                    ============    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $ 12,886,841
Cost of units redeemed                                                (5,862,247)
Net investment income (loss)                                             469,271
Net realized gain (loss)                                                  (4,162)
Realized gain distributions                                              177,995
Net change in unrealized appreciation (depreciation)                    (100,098)
                                                                    ------------
                                                                    $  7,567,600
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                     Calvert
                                     Income

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                      BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $ 1.25         $ 7,568              1.25%               3.4%
12/31/05              1.21           5,637              1.25%               2.5%
12/31/04              1.18           4,365              1.25%              12.4%
12/31/03              1.14             483              1.25%               4.0%
12/31/02              1.01             236              1.25%               1.4%

                                      BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $ 1.26         $     -              1.00%               3.8%
12/31/05              1.22               -              1.00%               2.6%
12/31/04              1.18               -              1.00%               9.2%
12/31/03              1.08               -              1.00%              -2.4%
10/02/03              1.11               -              1.00%               0.0%

                                      BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $ 1.27         $     -              0.75%               4.0%
12/31/05              1.22               -              0.75%               2.9%
12/31/04              1.19               -              0.75%               9.5%
12/31/03              1.08               -              0.75%              -2.4%
10/02/03              1.11               -              0.75%               0.0%

                                      BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $ 1.28         $     -              0.50%               4.3%
12/31/05              1.23               -              0.50%               3.1%
12/31/04              1.19               -              0.50%               9.8%
12/31/03              1.09               -              0.50%              -2.3%
10/02/03              1.11               -              0.50%               0.0%

                                      BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $ 1.29         $     -              0.25%               4.6%
12/31/05              1.24               -              0.25%               3.4%
12/31/04              1.20               -              0.25%              10.1%
12/31/03              1.09               -              0.25%              -2.3%
10/02/03              1.11               -              0.25%               0.0%

                                      BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $ 1.32         $     -              0.00%               4.8%
12/31/05              1.26               -              0.00%               3.7%
12/31/04              1.22               -              0.00%              10.5%
12/31/03              1.10               -              0.00%              -2.3%
10/02/03              1.13               -              0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006                2005           2004                 2003               2002
4.8%                3.6%           3.7%                 9.0%               11.7%

                             AUL American Unit Trust
                                     Calvert
                            Social Investment Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $      494,846    $      429,407            13,249
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $      494,846           403,306    $         1.23
Band 100                                 -                 -                1.24
Band 75                                  -                 -                1.25
Band 50                                  -                 -                1.26
Band 25                                  -                 -                1.27
Band 0                                   -                 -                1.30
                              --------------    --------------
Total                         $      494,846           403,306
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                              5,549
                                                                  ---------------
   Net investment income (loss)                                            (5,549)
                                                                  ---------------
Gain (loss) on investments:
   Net realized gain (loss)                                                18,757
   Realized gain distributions                                             20,060
   Net change in unrealized appreciation (depreciation)                     5,657
                                                                  ---------------
   Net gain (loss)                                                         44,474
                                                                  ---------------
Increase (decrease) in net assets from operations                 $        38,925
                                                                  ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     (5,549)   $     (5,320)
   Net realized gain (loss)                               18,757          28,362
   Realized gain distributions                            20,060           6,916
   Net change in unrealized appreciation
      (depreciation)                                       5,657         (17,647)
                                                    ------------    ------------
Increase (decrease) in net assets from operations         38,925          12,311
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              135,153          80,293
   Cost of units redeemed                                (85,164)       (129,482)
                                                    ------------    ------------
   Increase (decrease)                                    49,989         (49,189)
                                                    ------------    ------------
Net increase (decrease)                                   88,914         (36,878)
Net assets, beginning                                    405,932         442,810
                                                    ------------    ------------
Net assets, ending                                  $    494,846    $    405,932
                                                    ============    ============

Units sold                                               118,630          75,114
Units redeemed                                           (75,245)       (118,992)
                                                    ------------    ------------
Net increase (decrease)                                   43,385         (43,878)
Units outstanding, beginning                             359,921         403,799
                                                    ------------    ------------
Units outstanding, ending                                403,306         359,921
                                                    ============    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  1,325,760
Cost of units redeemed                                                  (956,300)
Net investment income (loss)                                             (19,753)
Net realized gain (loss)                                                  52,459
Realized gain distributions                                               27,241
Net change in unrealized appreciation (depreciation)                      65,439
                                                                    ------------
                                                                    $    494,846
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                     Calvert
                            Social Investment Equity

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                      BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $ 1.23         $   495              1.25%               8.6%
12/31/05              1.13             406              1.25%               2.7%
12/31/04              1.10             443              1.25%               5.8%
12/31/03              1.04             362              1.25%              20.9%
12/31/02              0.86             287              1.25%             -13.9%

                                      BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $ 1.24         $     -              1.00%               9.1%
12/31/05              1.13               -              1.00%               2.9%
12/31/04              1.10               -              1.00%               5.8%
12/31/03              1.04               -              1.00%               6.8%
10/02/03              0.97               -              1.00%               0.0%

                                      BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $ 1.25         $     -              0.75%               9.3%
12/31/05              1.14               -              0.75%               3.2%
12/31/04              1.11               -              0.75%               6.1%
12/31/03              1.04               -              0.75%               6.9%
10/02/03              0.97               -              0.75%               0.0%

                                      BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $ 1.26         $     -              0.50%               9.6%
12/31/05              1.15               -              0.50%               3.5%
12/31/04              1.11               -              0.50%               6.3%
12/31/03              1.04               -              0.50%               7.0%
10/02/03              0.97               -              0.50%               0.0%

                                      BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $ 1.27         $     -              0.25%               9.9%
12/31/05              1.15               -              0.25%               3.7%
12/31/04              1.11               -              0.25%               6.6%
12/31/03              1.04               -              0.25%               7.0%
10/02/03              0.97               -              0.25%               0.0%

                                      BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $ 1.30         $     -              0.00%              10.2%
12/31/05              1.18               -              0.00%               4.0%
12/31/04              1.13               -              0.00%               6.8%
12/31/03              1.06               -              0.00%               7.1%
10/02/03              0.99               -              0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006                2005           2004                 2003               2002
0.0%                0.0%           0.0%                 0.0%               0.3%

                             AUL American Unit Trust
                                     Calvert
                              New Vision Small Cap

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $      158,046    $      171,976             9,617
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $      158,046           163,022    $         0.97
Band 100                                 -                 -                0.98
Band 75                                  -                 -                0.99
Band 50                                  -                 -                0.99
Band 25                                  -                 -                1.00
Band 0                                   -                 -                1.03
                              --------------    --------------
Total                         $      158,046           163,022
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                             1,776
                                                                  --------------
   Net investment income (loss)                                           (1,776)
                                                                  --------------

Gain (loss) on investments:
   Net realized gain (loss)                                               (2,834)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                    1,709
                                                                  --------------
   Net gain (loss)                                                        (1,125)
                                                                  --------------
Increase (decrease) in net assets from operations                 $       (2,901)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     (1,776)   $     (1,356)
   Net realized gain (loss)                               (2,834)          4,560
   Realized gain distributions                               -            12,410
   Net change in unrealized appreciation
      (depreciation)                                       1,709         (26,709)
                                                    ------------    ------------
Increase (decrease) in net assets from operations         (2,901)        (11,095)
                                                    ------------    ------------

Contract owner transactions:
   Proceeds from units sold                               61,287          47,629
   Cost of units redeemed                                (22,348)        (21,101)
                                                    ------------    ------------
   Increase (decrease)                                    38,939          26,528
                                                    ------------    ------------
Net increase (decrease)                                   36,038          15,433
Net assets, beginning                                    122,008         106,575
                                                    ------------    ------------
Net assets, ending                                   $   158,046    $    122,008
                                                    ============    ============

Units sold                                                62,097          48,083
Units redeemed                                           (23,366)        (21,521)
                                                    ------------    ------------
Net increase (decrease)                                   38,731          26,562
Units outstanding, beginning                             124,291          97,729
                                                    ------------    ------------
Units outstanding, ending                                163,022         124,291
                                                    ============    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    210,383
Cost of units redeemed                                                   (53,963)
Net investment income (loss)                                              (4,174)
Net realized gain (loss)                                                   4,341
Realized gain distributions                                               15,389
Net change in unrealized appreciation (depreciation)                     (13,930)
                                                                    ------------
                                                                    $    158,046
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                     Calvert
                              New Vision Small Cap

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                      BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $ 0.97         $   158              1.25%              -1.1%
12/31/05              0.98             122              1.25%             -10.1%
12/31/04              1.09             107              1.25%               7.9%
12/31/03              1.01              39              1.25%              34.7%
12/31/02              0.75               4              1.25%             -25.1%

                                      BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $ 0.98         $     -              1.00%              -1.0%
12/31/05              0.99               -              1.00%              -9.8%
12/31/04              1.09               -              1.00%               7.9%
12/31/03              1.01               -              1.00%              12.5%
10/02/03              0.90               -              1.00%               0.0%

                                      BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $ 0.99         $     -              0.75%              -0.7%
12/31/05              0.99               -              0.75%              -9.5%
12/31/04              1.10               -              0.75%               8.2%
12/31/03              1.01               -              0.75%              12.5%
10/02/03              0.90               -              0.75%               0.0%

                                      BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $ 0.99         $     -              0.50%              -0.5%
12/31/05              1.00               -              0.50%              -9.3%
12/31/04              1.10               -              0.50%               8.5%
12/31/03              1.01               -              0.50%              12.6%
10/02/03              0.90               -              0.50%               0.0%

                                      BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $ 1.00         $     -              0.25%              -0.2%
12/31/05              1.00               -              0.25%              -9.1%
12/31/04              1.10               -              0.25%               8.8%
12/31/03              1.02               -              0.25%              12.7%
10/02/03              0.90               -              0.25%               0.0%

                                      BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $ 1.03         $     -              0.00%               0.0%
12/31/05              1.03               -              0.00%              -8.8%
12/31/04              1.13               -              0.00%               8.2%
12/31/03              1.04               -              0.00%              13.6%
10/02/03              0.92               -              0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006                2005           2004                 2003               2002
0.0%                0.0%           0.0%                 0.0%               5.2%

                             AUL American Unit Trust
                                  T. Rowe Price
                                  Equity Income

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
                                                --------------    --------------
Investments                   $  113,813,639    $  103,912,924         4,576,550
                                                ==============    ==============
Payable to
   general account                   (63,349)
                              --------------
Net assets                    $  113,750,290
                              ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $  113,750,290        34,271,106    $         3.32
Band 100                                -                 -                 3.35
Band 75                                 -                 -                 3.37
Band 50                                 -                 -                 3.40
Band 25                                 -                 -                 3.43
Band 0                                  -                 -                 3.84
                              --------------    --------------
Total                         $  113,750,290        34,271,106
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $    1,595,204
   Mortality & expense charges                                         1,240,261
                                                                  --------------
   Net investment income (loss)                                          354,943
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              156,343
   Realized gain distributions                                         2,957,424
   Net change in unrealized appreciation (depreciation)               12,880,811
                                                                  --------------
   Net gain (loss)                                                    15,994,578
                                                                  --------------
Increase (decrease) in net assets from operations                 $   16,349,521
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended      Year ended
                                                       12/31/2006      12/31/2005
                                                    -------------   -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     354,943    $    288,295
   Net realized gain (loss)                               156,343      13,540,936
   Realized gain distributions                          2,957,424       4,212,862
   Net change in unrealized appreciation
      (depreciation)                                   12,880,811     (15,697,896)
                                                    -------------   -------------
Increase (decrease) in net assets from operations      16,349,521       2,344,197
                                                    -------------   -------------
Contract owner transactions:
   Proceeds from units sold                            28,964,828      18,575,641
   Cost of units redeemed                             (22,171,530)    (15,391,006)
                                                    -------------   -------------
   Increase (decrease)                                  6,793,298       3,184,635
                                                    -------------   -------------
Net increase (decrease)                                23,142,819       5,528,832
Net assets, beginning                                  90,607,471      85,078,639
                                                    -------------   -------------
Net assets, ending                                  $ 113,750,290   $  90,607,471
                                                    =============   =============

Units sold                                             10,119,605       6,906,201
Units redeemed                                         (7,923,294)     (5,741,290)
                                                    -------------   -------------
Net increase (decrease)                                 2,196,311       1,164,911
Units outstanding, beginning                           32,074,795      30,909,884
                                                    -------------   -------------
Units outstanding, ending                              34,271,106      32,074,795
                                                    =============   =============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $ 194,091,710
Cost of units redeemed                                               (124,389,646)
Net investment income (loss)                                            9,664,226
Net realized gain (loss)                                               15,470,411
Realized gain distributions                                             9,012,874
Net change in unrealized appreciation (depreciation)                    9,900,715
                                                                    -------------
                                                                    $ 113,750,290
                                                                    =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                  T. Rowe Price
                                  Equity Income

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     3.32      $   113,750           1.25%             17.7%
12/31/05               2.82           90,607           1.25%              2.5%
12/31/04               2.75           85,079           1.25%             13.2%
12/31/03               2.43           66,897           1.25%             24.0%
12/31/02               1.96           50,210           1.25%            -14.2%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     3.35      $        -             1.00%              17.8%
12/31/05               2.84               -             1.00%               2.8%
12/31/04               2.76               -             1.00%              14.2%
12/31/03               2.42               -             1.00%               9.9%
10/02/03               2.20               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     3.37      $        -             0.75%              18.1%
12/31/05               2.86               -             0.75%               3.1%
12/31/04               2.77               -             0.75%              14.5%
12/31/03               2.42               -             0.75%              10.0%
10/02/03               2.20               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     3.40      $        -             0.50%              18.4%
12/31/05               2.87               -             0.50%               3.3%
12/31/04               2.78               -             0.50%              14.8%
12/31/03               2.42               -             0.50%              10.1%
10/02/03               2.20               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     3.43      $        -             0.25%              18.7%
12/31/05               2.89               -             0.25%               3.6%
12/31/04               2.79               -             0.25%              15.1%
12/31/03               2.42               -             0.25%              10.1%
10/02/03               2.20               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     3.84      $        -             0.00%              19.0%
12/31/05               3.23               -             0.00%               3.8%
12/31/04               3.11               -             0.00%              15.4%
12/31/03               2.70               -             0.00%              10.2%
10/02/03               2.45               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006                2005               2004              2003               2002
1.6%                1.6%               1.6%              1.7%               1.6%

                             AUL American Unit Trust
                                  T. Rowe Price
                                 European Stock

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $      171,267    $      162,059            8,473
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $     171,267            103,995   $          1.65
Band 100                                -                 -                 1.66
Band 75                                 -                 -                 1.68
Band 50                                 -                 -                 1.69
Band 25                                 -                 -                 1.70
Band 0                                  -                 -                 1.77
                              --------------    --------------
Total                         $     171,267            103,995
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $       1,967
   Mortality & expense charges                                            1,845
                                                                  --------------
   Net investment income (loss)                                             123
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               7,895
   Realized gain distributions                                           15,814
   Net change in unrealized appreciation (depreciation)                  16,091
                                                                  --------------
   Net gain (loss)                                                       39,800
                                                                  --------------
Increase (decrease) in net assets from operations                 $      39,922
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended      Year ended
                                                       12/31/2006      12/31/2005
                                                    -------------   -------------

Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $         123   $         637
   Net realized gain (loss)                                 7,895           3,956
   Realized gain distributions                             15,814          26,968
   Net change in unrealized appreciation
      (depreciation)                                       16,091         (22,385)
                                                    -------------   -------------
Increase (decrease) in net assets from operations          39,922           9,176
                                                    -------------   -------------
Contract owner transactions:
   Proceeds from units sold                                68,336          52,305
   Cost of units redeemed                                 (78,343)        (11,733)
                                                    -------------   -------------
   Increase (decrease)                                    (10,007)        (40,572)
                                                    -------------   -------------
Net increase (decrease)                                    29,915          49,748
Net assets, beginning                                     141,352          91,604
                                                    -------------   -------------
Net assets, ending                                  $     171,267   $     141,352
                                                    =============   =============

Units sold                                                 48,939          43,413
Units redeemed                                            (56,255)         (9,712)
                                                    -------------   -------------
Net increase (decrease)                                    (7,316)         33,701
Units outstanding, beginning                              111,311          77,610
                                                    -------------   -------------
Units outstanding, ending                                 103,995         111,311
                                                    =============   =============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    205,265
Cost of units redeemed                                                  (102,337)
Net investment income (loss)                                               1,435
Net realized gain (loss)                                                  14,870
Realized gain distributions                                               42,827
Net change in unrealized appreciation (depreciation)                       9,208
                                                                    -------------
                                                                    $    171,267
                                                                    =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                  T. Rowe Price
                                 European Stock

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.65      $      171            1.25%              29.9%
12/31/05               1.27             141            1.25%               7.6%
12/31/04               1.18              92            1.25%              14.6%
12/31/03               1.03              40            1.25%              35.5%
12/31/02               0.76             -              1.25%             -20.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.66     $        -             1.00%               30.3%
12/31/05               1.28              -             1.00%                7.3%
12/31/04               1.19              -             1.00%               16.8%
12/31/03               1.02              -             1.00%               15.4%
10/02/03               0.88              -             1.00%                0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.68      $        -             0.75%              30.6%
12/31/05               1.28               -             0.75%               7.6%
12/31/04               1.19               -             0.75%              17.1%
12/31/03               1.02               -             0.75%              15.5%
10/02/03               0.88               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.69      $        -             0.50%               30.9%
12/31/05               1.29               -             0.50%                7.9%
12/31/04               1.20               -             0.50%               17.4%
12/31/03               1.02               -             0.50%               15.5%
10/02/03               0.88               -             0.50%                0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.70      $        -             0.25%              31.2%
12/31/05               1.30               -             0.25%               8.1%
12/31/04               1.20               -             0.25%              17.7%
12/31/03               1.02               -             0.25%              15.6%
10/02/03               0.88               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.77      $        -             0.00%               31.6%
12/31/05               1.35               -             0.00%                8.4%
12/31/04               1.24               -             0.00%               18.0%
12/31/03               1.05               -             0.00%               15.7%
10/02/03               0.91               -             0.00%                0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006                2005               2004              2003               2002
1.3%                1.8%               1.8%              2.6%               0.0%

                             AUL American Unit Trust
                                  T. Rowe Price
                              Int'l Growth & Income

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $   12,003,010    $   10,678,360          677,706
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $   12,003,010        4,854,778    $          2.47
Band 100                                -                 -                 2.49
Band 75                                 -                 -                 2.51
Band 50                                 -                 -                 2.53
Band 25                                 -                 -                 2.55
Band 0                                  -                 -                 2.62
                              --------------    --------------
Total                         $   12,003,010        4,854,778
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $     142,397
   Mortality & expense charges                                           91,099
                                                                  --------------
   Net investment income (loss)                                          51,298
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                             180,486
   Realized gain distributions                                          317,158
   Net change in unrealized appreciation (depreciation)               1,268,099
                                                                  --------------
   Net gain (loss)                                                    1,765,743
                                                                  --------------
Increase (decrease) in net assets from operations                 $   1,817,041
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended      Year ended
                                                       12/31/2006      12/31/2005
                                                    -------------   -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $      51,298   $      7,238
   Net realized gain (loss)                               180,486         21,108
   Realized gain distributions                            317,158          9,365
   Net change in unrealized appreciation
      (depreciation)                                    1,268,099         27,725
                                                    -------------   -------------
Increase (decrease) in net assets from operations       1,817,041         65,436
                                                    -------------   -------------
Contract owner transactions:
   Proceeds from units sold                            10,982,769       1,236,448
   Cost of units redeemed                              (2,161,858)       (122,807)
                                                    -------------   -------------
   Increase (decrease)                                  8,820,911       1,113,641
                                                    -------------   -------------
Net increase (decrease)                                10,637,952       1,179,077
Net assets, beginning                                   1,365,058         185,981
                                                    -------------   -------------
Net assets, ending                                  $  12,003,010   $   1,365,058
                                                    =============   =============

Units sold                                              5,395,688         666,987
Units redeemed                                         (1,246,014)        (71,323)
                                                    -------------   -------------
Net increase (decrease)                                 4,149,674         595,664
Units outstanding, beginning                              705,104         109,440
                                                    -------------   -------------
Units outstanding, ending                               4,854,778         705,104
                                                    =============   =============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  12,383,346
Cost of units redeemed                                                 (2,291,787)
Net investment income (loss)                                               58,169
Net realized gain (loss)                                                  201,967
Realized gain distributions                                               326,665
Net change in unrealized appreciation (depreciation)                    1,324,650
                                                                    -------------
                                                                    $  12,003,010
                                                                    =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                  T. Rowe Price
                              Int'l Growth & Income

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     2.47      $   12,003            1.25%              27.4%
12/31/05               1.94           1,365            1.25%              14.1%
12/31/04               1.70             186            1.25%              21.4%
12/31/03               1.40              13            1.25%              34.6%
05/01/03               1.04             -              1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     2.49      $        -             1.00%              28.0%
12/31/05               1.95               -             1.00%              14.0%
12/31/04               1.71               -             1.00%              22.6%
12/31/03               1.39               -             1.00%              11.8%
10/02/03               1.25               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     2.51      $        -             0.75%              28.3%
12/31/05               1.96               -             0.75%              14.2%
12/31/04               1.71               -             0.75%              22.9%
12/31/03               1.39               -             0.75%              11.8%
10/02/03               1.25               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     2.53      $        -             0.50%              28.7%
12/31/05               1.97               -             0.50%              14.5%
12/31/04               1.72               -             0.50%              23.2%
12/31/03               1.39               -             0.50%              11.9%
10/02/03               1.25               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     2.55      $        -             0.25%              29.0%
12/31/05               1.98               -             0.25%              14.8%
12/31/04               1.72               -             0.25%              23.6%
12/31/03               1.40               -             0.25%              12.0%
10/02/03               1.25               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     2.62      $        -             0.00%              29.3%
12/31/05               2.03               -             0.00%              15.1%
12/31/04               1.76               -             0.00%              23.9%
12/31/03               1.42               -             0.00%              12.0%
10/02/03               1.27               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006                2005               2004              2003
2.1%                2.9%               0.9%              2.1%

                             AUL American Unit Trust
                                  T. Rowe Price
                                  Mid-Cap Value

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $    1,694,813     $   1,568,878            67,430
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $    1,694,813           814,235    $         2.08
Band 100                                   -                 -              2.10
Band 75                                    -                 -              2.12
Band 50                                    -                 -              2.13
Band 25                                    -                 -              2.15
Band 0                                     -                 -              2.20
                              --------------    --------------
Total                         $    1,694,813           814,235
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $        9,141
   Mortality & expense charges                                            17,477
                                                                  --------------
   Net investment income (loss)                                           (8,336)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                8,175
   Realized gain distributions                                           148,697
   Net change in unrealized appreciation (depreciation)                   94,036
                                                                  --------------
   Net gain (loss)                                                       250,908
                                                                  --------------
Increase (decrease) in net assets from operations                 $      242,572
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended      Year ended
                                                       12/31/2006      12/31/2005
                                                    -------------   -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $      (8,336)  $      (9,848)
   Net realized gain (loss)                                 8,175           5,514
   Realized gain distributions                            148,697          60,647
   Net change in unrealized appreciation
      (depreciation)                                       94,036          11,570
                                                    -------------   -------------
Increase (decrease) in net assets from operations         242,572          67,883
                                                    -------------   -------------
Contract owner transactions:
   Proceeds from units sold                               337,934         491,947
   Cost of units redeemed                                 (95,181)       (165,951)
                                                    -------------   -------------
   Increase (decrease)                                    242,753         325,996
                                                    -------------   -------------
Net increase (decrease)                                   485,325         393,879
Net assets, beginning                                   1,209,488         815,609
                                                    -------------   -------------
Net assets, ending                                  $   1,694,813   $   1,209,488
                                                    =============   =============

Units sold                                                180,975         299,986
Units redeemed                                            (53,478)       (103,537)
                                                    -------------   -------------
Net increase (decrease)                                   127,497         196,449
Units outstanding, beginning                              686,738         490,289
                                                    -------------   -------------
Units outstanding, ending                                 814,235         686,738
                                                    =============   =============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                          $    2,104,269
Cost of units redeemed                                                  (784,869)
Net investment income (loss)                                             (18,598)
Net realized gain (loss)                                                  18,323
Realized gain distributions                                              249,753
Net change in unrealized appreciation (depreciation)                     125,935
                                                                  --------------
                                                                  $    1,694,813
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                  T. Rowe Price
                                  Mid-Cap Value

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     2.08      $    1,695            1.25%              18.3%
12/31/05               1.76           1,209            1.25%               6.0%
12/31/04               1.66             816            1.25%              18.6%
12/31/03               1.40               1            1.25%              35.9%
05/01/03               1.03             -              1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     2.10      $        -             1.00%              18.5%
12/31/05               1.77               -             1.00%               6.3%
12/31/04               1.67               -             1.00%              18.4%
12/31/03               1.41               -             1.00%              14.5%
10/02/03               1.23               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     2.12      $        -             0.75%              18.8%
12/31/05               1.78               -             0.75%               6.5%
12/31/04               1.67               -             0.75%              18.7%
12/31/03               1.41               -             0.75%              14.6%
10/02/03               1.23               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     2.13      $        -             0.50%              19.1%
12/31/05               1.79               -             0.50%               6.8%
12/31/04               1.68               -             0.50%              19.0%
12/31/03               1.41               -             0.50%              14.6%
10/02/03               1.23               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     2.15      $        -             0.25%              19.4%
12/31/05               1.80               -             0.25%               7.1%
12/31/04               1.68               -             0.25%              19.3%
12/31/03               1.41               -             0.25%              14.7%
10/02/03               1.23               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     2.20      $        -             0.00%              19.7%
12/31/05               1.84               -             0.00%               7.3%
12/31/04               1.71               -             0.00%              19.6%
12/31/03               1.43               -             0.00%              14.8%
10/02/03               1.25               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006                2005               2004              2003
0.6%                0.3%               1.0%              16.3%

                             AUL American Unit Trust
                                  T. Rowe Price
                              Equity Income R Class

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $   4,718,373    $     4,378,179          160,297
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $    3,990,413         2,311,570    $         1.73
Band 100                                 -                 -                1.74
Band 75                                  -                 -                1.75
Band 50                              591,875           334,595              1.77
Band 25                                  -                 -                1.78
Band 0                               136,085            75,257              1.81
                              --------------    --------------
Total                         $    4,718,373         2,721,422
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $       46,007
   Mortality & expense charges                                            33,803
                                                                  --------------
   Net investment income (loss)                                           12,204
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               30,434
   Realized gain distributions                                           115,375
   Net change in unrealized appreciation (depreciation)                  370,476
                                                                  --------------
   Net gain (loss)                                                       516,285
                                                                  --------------
Increase (decrease) in net assets from operations                 $      528,489
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended      Year ended
                                                       12/31/2006      12/31/2005
                                                    -------------   -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $      12,204  $        3,635
   Net realized gain (loss)                                30,434           4,517
   Realized gain distributions                            115,375          56,872
   Net change in unrealized appreciation
      (depreciation)                                      370,476         (40,604)
                                                    -------------   -------------
Increase (decrease) in net assets from operations         528,489          24,420
                                                    -------------   -------------
Contract owner transactions:
   Proceeds from units sold                             3,756,027       1,359,703
   Cost of units redeemed                                (902,130)       (176,078)
                                                    -------------   -------------
   Increase (decrease)                                  2,853,897       1,183,625
                                                    -------------   -------------
Net increase (decrease)                                 3,382,386       1,208,045
Net assets, beginning                                   1,335,987         127,942
                                                    -------------   -------------
Net assets, ending                                  $   4,718,373   $   1,335,987
                                                    =============   =============

Units sold                                              2,389,531         937,139
Units redeemed                                           (574,234)       (119,894)
                                                    -------------   -------------
Net increase (decrease)                                 1,815,297         817,245
Units outstanding, beginning                              906,125          88,880
                                                    -------------   -------------
Units outstanding, ending                               2,721,422         906,125
                                                    =============   =============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                          $    5,231,340
Cost of units redeemed                                                (1,079,043)
Net investment income (loss)                                              16,176
Net realized gain (loss)                                                  35,050
Realized gain distributions                                              174,656
Net change in unrealized appreciation (depreciation)                     340,194
                                                                  --------------
                                                                  $    4,718,373
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                  T. Rowe Price
                              Equity Income R Class

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.73      $     3,990           1.25%             17.4%
12/31/05               1.47            1,336           1.25%              2.1%
12/31/04               1.44              128           1.25%             13.4%
12/31/03               1.27              -             1.25%             21.0%
05/01/03               1.05              -             1.25%              0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.74      $        -             1.00%              17.4%
12/31/05               1.48               -             1.00%               2.6%
12/31/04               1.44               -             1.00%              13.9%
12/31/03               1.27               -             1.00%               9.9%
10/02/03               1.15               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.75      $        -             0.75%              17.7%
12/31/05               1.49               -             0.75%               2.9%
12/31/04               1.45               -             0.75%              14.1%
12/31/03               1.27               -             0.75%               9.9%
10/02/03               1.15               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.77       $     592             0.50%              18.0%
12/31/05               1.50               -             0.50%               3.2%
12/31/04               1.45               -             0.50%              14.4%
12/31/03               1.27               -             0.50%              10.0%
10/02/03               1.15               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.78       $       -             0.25%              18.3%
12/31/05               1.51               -             0.25%               3.4%
12/31/04               1.46               -             0.25%              14.7%
12/31/03               1.27               -             0.25%              10.1%
10/02/03               1.15               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.81      $      136             0.00%              18.6%
12/31/05               1.53               -             0.00%               3.7%
12/31/04               1.47               -             0.00%              15.0%
12/31/03               1.28               -             0.00%              10.1%
10/02/03               1.16               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006                2005               2004              2003
1.5%                1.9%               2.0%              0.0%

                             AUL American Unit Trust
                                  T. Rowe Price
                            Growth Stock Fund R Class

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $   31,808,663    $   29,412,721         1,020,754
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $   31,702,666        19,906,624    $         1.59
Band 100                                -                  -                1.61
Band 75                                 -                  -                1.62
Band 50                                 -                  -                1.63
Band 25                                 -                  -                1.65
Band 0                               105,997            63,112              1.68
                              --------------    --------------
Total                         $   31,808,663        19,969,736
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $       39,868
   Mortality & expense charges                                           257,904
                                                                  --------------
   Net investment income (loss)                                         (218,036)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              229,990
   Realized gain distributions                                           568,117
   Net change in unrealized appreciation (depreciation)                2,218,892
                                                                  --------------
   Net gain (loss)                                                     3,016,999
                                                                  --------------
Increase (decrease) in net assets from operations                 $    2,798,963
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended      Year ended
                                                       12/31/2006      12/31/2005
                                                    -------------   -------------

Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $    (218,036)  $     (21,247)
   Net realized gain (loss)                               229,990          12,602
   Realized gain distributions                            568,117             -
   Net change in unrealized appreciation
      (depreciation)                                    2,218,892         128,177
                                                    -------------   -------------
Increase (decrease) in net assets from operations       2,798,963         119,532
                                                    -------------   -------------
Contract owner transactions:
   Proceeds from units sold                            29,455,849       5,031,344
   Cost of units redeemed                              (5,276,739)     (1,056,722)
                                                    -------------   -------------
   Increase (decrease)                                 24,179,110       3,974,622
                                                    -------------   -------------
Net increase (decrease)                                26,978,073       4,094,154
Net assets, beginning                                   4,830,590         736,436
                                                    -------------   -------------
Net assets, ending                                  $  31,808,663   $   4,830,590
                                                    =============   =============

Units sold                                             22,248,413       3,669,592
Units redeemed                                         (5,678,015)       (812,888)
                                                    -------------   -------------
Net increase (decrease)                                16,570,398       2,856,704
Units outstanding, beginning                            3,399,338         542,634
                                                    -------------   -------------
Units outstanding, ending                              19,969,736       3,399,338
                                                    =============   =============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  35,192,702
Cost of units redeemed                                                 (6,350,111)
Net investment income (loss)                                             (240,843)
Net realized gain (loss)                                                  242,856
Realized gain distributions                                               568,117
Net change in unrealized appreciation (depreciation)                    2,395,942
                                                                    -------------
                                                                    $  31,808,663
                                                                    =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                  T. Rowe Price
                            Growth Stock Fund R Class

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.59      $   31,703            1.25%               12.2%
12/31/05               1.42           4,831            1.25%                4.4%
12/31/04               1.36             736            1.25%                8.8%
12/31/03               1.25               -            1.25%               21.4%
05/01/03               1.03               -            1.25%                0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.61      $        -             1.00%              12.4%
12/31/05               1.43               -             1.00%               4.9%
12/31/04               1.36               -             1.00%               8.9%
12/31/03               1.25               -             1.00%               8.5%
10/02/03               1.15               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.62      $        -             0.75%              12.6%
12/31/05               1.44               -             0.75%               5.2%
12/31/04               1.37               -             0.75%               9.2%
12/31/03               1.25               -             0.75%               8.6%
10/02/03               1.15               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.63      $        -             0.50%              12.9%
12/31/05               1.45               -             0.50%               5.4%
12/31/04               1.37               -             0.50%               9.5%
12/31/03               1.25               -             0.50%               8.6%
10/02/03               1.15               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.65      $        -             0.25%              13.2%
12/31/05               1.45               -             0.25%               5.7%
12/31/04               1.37               -             0.25%               9.8%
12/31/03               1.25               -             0.25%               8.7%
10/02/03               1.15               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.68      $      106             0.00%              13.5%
12/31/05               1.48               -             0.00%               6.0%
12/31/04               1.40               -             0.00%              10.0%
12/31/03               1.27               -             0.00%               8.8%
10/02/03               1.17               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006                2005               2004              2003
0.2%                0.0%               0.7%              0.0%

                             AUL American Unit Trust
                                  T. Rowe Price
                             Mid Cap Growth R Class

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $    2,129,962    $    2,089,203            40,118
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $    2,129,962         1,149,987    $          1.85
Band 100                                 -                 -                 1.87
Band 75                                  -                 -                 1.88
Band 50                                  -                 -                 1.90
Band 25                                  -                 -                 1.91
Band 0                                   -                 -                 1.95
                              --------------    --------------
Total                         $    2,129,962         1,149,987
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                            21,924
                                                                  --------------
   Net investment income (loss)                                          (21,924)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               44,354
   Realized gain distributions                                           143,927
   Net change in unrealized appreciation (depreciation)                  (95,861)
                                                                  --------------
   Net gain (loss)                                                        92,420
                                                                  --------------
Increase (decrease) in net assets from operations                 $       70,496
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended      Year ended
                                                       12/31/2006      12/31/2005
                                                    -------------   -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     (21,924)  $     (11,520)
   Net realized gain (loss)                                44,354           9,234
   Realized gain distributions                            143,927          73,957
   Net change in unrealized appreciation
      (depreciation)                                      (95,861)         90,133
                                                    -------------   -------------
Increase (decrease) in net assets from operations          70,496         161,804
                                                    -------------   -------------
Contract owner transactions:
   Proceeds from units sold                               903,184         767,050
   Cost of units redeemed                                (265,213)        (93,230)
                                                    -------------   -------------
   Increase (decrease)                                    637,971         673,820
                                                    -------------   -------------
Net increase (decrease)                                   708,467         835,624
Net assets, beginning                                   1,421,495         585,871
                                                    -------------   -------------
Net assets, ending                                  $   2,129,962   $   1,421,495
                                                    =============   =============

Units sold                                                516,798         493,512
Units redeemed                                           (172,304)        (62,729)
                                                    -------------   -------------
Net increase (decrease)                                   344,494         430,783
Units outstanding, beginning                              805,493         374,710
                                                    -------------   -------------
Units outstanding, ending                               1,149,987         805,493
                                                    =============   =============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $   2,321,657
Cost of units redeemed                                                   (479,505)
Net investment income (loss)                                              (36,113)
Net realized gain (loss)                                                   55,469
Realized gain distributions                                               227,695
Net change in unrealized appreciation (depreciation)                       40,759
                                                                    -------------
                                                                    $   2,129,962
                                                                    =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                  T. Rowe Price
                             Mid Cap Growth R Class

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.85      $    2,130             1.25%               5.2%
12/31/05               1.76           1,421             1.25%              12.8%
12/31/04               1.56             586             1.25%              16.4%
12/31/03               1.34               -             1.25%              28.8%
05/01/03               1.04               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.87      $        -             1.00%               5.2%
12/31/05               1.77               -             1.00%              13.1%
12/31/04               1.57               -             1.00%              16.1%
12/31/03               1.35               -             1.00%              10.1%
10/02/03               1.23               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.88      $        -             0.75%               5.5%
12/31/05               1.78               -             0.75%              13.4%
12/31/04               1.57               -             0.75%              16.4%
12/31/03               1.35               -             0.75%              10.2%
10/02/03               1.23               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.90      $        -             0.50%               5.7%
12/31/05               1.79               -             0.50%              13.7%
12/31/04               1.58               -             0.50%              16.7%
12/31/03               1.35               -             0.50%              10.2%
10/02/03               1.23               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.91      $        -             0.25%               6.0%
12/31/05               1.80               -             0.25%              14.0%
12/31/04               1.58               -             0.25%              17.0%
12/31/03               1.35               -             0.25%              10.3%
10/02/03               1.23               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.95      $        -             0.00%               6.3%
12/31/05               1.83               -             0.00%              14.2%
12/31/04               1.61               -             0.00%              17.3%
12/31/03               1.37               -             0.00%              10.4%
10/02/03               1.24               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006                2005               2004              2003
0.0%                0.0%               0.0%              0.0%

                             AUL American Unit Trust
                                  T. Rowe Price
                                Blue Chip Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $      493,268    $      451,968            13,928
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $      468,892           355,842    $         1.32
Band 100                                 -                 -                1.33
Band 75                                  -                 -                1.34
Band 50                                  -                 -                1.35
Band 25                                  -                 -                1.36
Band 0                                24,376            17,751              1.37
                              --------------    --------------
Total                         $      493,268           373,593
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $
   Mortality & expense charges                                             2,908
                                                                  --------------
   Net investment income (loss)                                           (2,908)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                3,005
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                   39,046
                                                                  --------------
   Net gain (loss)                                                        42,051
                                                                  --------------
Increase (decrease) in net assets from operations                 $       39,143
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended      Year ended
                                                       12/31/2006      12/31/2005
                                                    -------------   -------------

Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $      (2,908)   $       (154)
   Net realized gain (loss)                                 3,005              11
   Realized gain distributions                                -               -
   Net change in unrealized appreciation
      (depreciation)                                       39,046           2,254
                                                    -------------   -------------
Increase (decrease) in net assets from operations          39,143           2,111
                                                    -------------   -------------
Contract owner transactions:
   Proceeds from units sold                               476,333          37,587
   Cost of units redeemed                                 (61,704)           (202)
                                                    -------------   -------------
   Increase (decrease)                                    414,629          37,385
                                                    -------------   -------------
Net increase (decrease)                                   453,772          39,496
Net assets, beginning                                      39,496             -
                                                    -------------   -------------
Net assets, ending                                  $     493,268   $      39,496
                                                    =============   =============

Units sold                                                393,550          32,516
Units redeemed                                            (52,304)           (169)
                                                    -------------   -------------
Net increase (decrease)                                   341,246          32,347
Units outstanding, beginning                               32,347             -
                                                    -------------   -------------
Units outstanding, ending                                 373,593          32,347
                                                    =============   =============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $     513,919
Cost of units redeemed                                                    (61,905)
Net investment income (loss)                                               (3,062)
Net realized gain (loss)                                                    3,016
Realized gain distributions                                                   -
Net change in unrealized appreciation (depreciation)                       41,300
                                                                    -------------
                                                                    $     493,268
                                                                    =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                  T. Rowe Price
                                Blue Chip Growth

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.33      $      469            1.25%                8.0%
12/31/05               1.22              39            1.25%                4.3%
12/31/04               1.17               -            1.25%                7.3%
12/31/03               1.09               -            1.25%                9.0%
09/15/03               1.00               -            1.25%                0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.33      $        -             1.00%               8.2%
12/31/05               1.23               -             1.00%               4.3%
12/31/04               1.18               -             1.00%               7.8%
12/31/03               1.09               -             1.00%               8.5%
10/02/03               1.01               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.34      $        -             0.75%               8.5%
12/31/05               1.24               -             0.75%               4.6%
12/31/04               1.18               -             0.75%               8.1%
12/31/03               1.09               -             0.75%               8.5%
10/02/03               1.01               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.35     $         -             0.50%               8.7%
12/31/05               1.24               -             0.50%               4.8%
12/31/04               1.18               -             0.50%               8.4%
12/31/03               1.09               -             0.50%               8.6%
10/02/03               1.01               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.36      $        -             0.25%               9.0%
12/31/05               1.25               -             0.25%               5.1%
12/31/04               1.19               -             0.25%               8.7%
12/31/03               1.09               -             0.25%               8.6%
10/02/03               1.01               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.37      $       24             0.00%               9.3%
12/31/05               1.26               -             0.00%               5.4%
12/31/04               1.19               -             0.00%               8.9%
12/31/03               1.10               -             0.00%               8.7%
10/02/03               1.01               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006                2005               2004              2003
0.0%                0.0%               0.0%              0.0%

                             AUL American Unit Trust
                                  T. Rowe Price
                               International Stock

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $      119,917    $      109,802             7,181
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $      119,917            70,847    $         1.69
Band 100                                 -                 -                1.71
Band 75                                  -                 -                1.72
Band 50                                  -                 -                1.73
Band 25                                  -                 -                1.75
Band 0                                   -                 -                1.76
                              --------------    --------------
Total                         $      119,917            70,847
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          68
   Mortality & expense charges                                              624
                                                                  --------------
   Net investment income (loss)                                            (556)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                   58
   Realized gain distributions                                             4,054
   Net change in unrealized appreciation (depreciation)                   10,089
                                                                  --------------
   Net gain (loss)                                                        14,201
                                                                  --------------
Increase (decrease) in net assets from operations                 $       13,645
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended      Year ended
                                                       12/31/2006      12/31/2005
                                                    -------------   -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $        (556)  $           3
   Net realized gain (loss)                                    58             -
   Realized gain distributions                               4054               1
   Net change in unrealized appreciation
      (depreciation)                                       10,089              26
                                                    -------------   -------------
Increase (decrease) in net assets from operations          13,645              30
                                                    -------------   -------------
Contract owner transactions:
   Proceeds from units sold                               126,399             459
   Cost of units redeemed                                 (20,616)            -
                                                    -------------   -------------
   Increase (decrease)                                    105,783             459
                                                    -------------   -------------
Net increase (decrease)                                   119,428             489
Net assets, beginning                                         489             -
                                                    -------------   -------------
Net assets, ending                                  $     119,917   $         489
                                                    =============   =============

Units sold                                                 84,474             339
Units redeemed                                            (13,966)            -
                                                    -------------   -------------
Net increase (decrease)                                    70,508             339
Units outstanding, beginning                                  339             -
                                                    -------------   -------------
Units outstanding, ending                                  70,847             339
                                                    =============   =============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $     126,858
Cost of units redeemed                                                    (20,616)
Net investment income (loss)                                                 (621)
Net realized gain (loss)                                                       58
Realized gain distributions                                                     1
Net change in unrealized appreciation (depreciation)                       14,237
                                                                    -------------
                                                                    $     119,917
                                                                    =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                  T. Rowe Price
                               International Stock

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.69      $      120             1.25%              17.5%
12/31/05               1.44               -             1.25%              14.3%
12/31/04               1.26               -             1.25%              11.5%
12/31/03               1.13               -             1.25%              13.0%
12/31/02               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.71      $        -             1.00%              17.4%
12/31/05               1.45               -             1.00%              14.3%
12/31/04               1.27               -             1.00%              12.6%
12/31/03               1.13               -             1.00%              10.3%
10/02/03               1.02               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.72      $        -             0.75%              17.7%
12/31/05               1.46               -             0.75%              14.6%
12/31/04               1.28               -             0.75%              12.9%
12/31/03               1.13               -             0.75%              10.3%
10/02/03               1.02               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.73      $        -             0.50%              18.0%
12/31/05               1.47               -             0.50%              14.9%
12/31/04               1.28               -             0.50%              13.2%
12/31/03               1.13               -             0.50%              10.4%
10/02/03               1.02               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.75      $        -             0.25%              18.3%
12/31/05               1.48               -             0.25%              15.1%
12/31/04               1.28               -             0.25%              13.4%
12/31/03               1.13               -             0.25%              10.5%
10/02/03               1.02               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.76      $        -             0.00%              18.6%
12/31/05               1.49               -             0.00%              15.4%
12/31/04               1.29               -             0.00%              13.8%
12/31/03               1.13               -             0.00%              10.5%
10/02/03               1.02               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006                2005               2004              2003              2002
0.1%                0.0%               0.0%              0.0%              0.0%

                             AUL American Unit Trust
                                   Old Mutual
                                    Growth II

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $    3,329,299    $    3,125,733           266,086
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $    3,329,299         2,952,264    $         1.13
Band 100                                -                 -                 1.14
Band 75                                 -                 -                 1.15
Band 50                                 -                 -                 1.16
Band 25                                 -                 -                 1.16
Band 0                                  -                 -                 1.17
                              --------------    --------------
Total                         $    3,329,299         2,952,264
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $         -
   Mortality & expense charges                                            47,664
                                                                  --------------
   Net investment income (loss)                                          (47,664)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               40,109
   Realized gain distributions                                              -
   Net change in unrealized appreciation (depreciation)                  217,648
                                                                  --------------
   Net gain (loss)                                                       257,757
                                                                  --------------
Increase (decrease) in net assets from operations                 $      210,093
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended     Year ended
                                                       12/31/2006     12/31/2005
                                                     ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $    (47,664)  $    (47,393)
   Net realized gain (loss)                                40,109        665,775
   Realized gain distributions                               -              -
   Net change in unrealized appreciation
      (depreciation)                                      217,648       (262,383)
                                                     ------------   ------------
Increase (decrease) in net assets from operations         210,093        355,999
                                                     ------------   ------------
Contract owner transactions:
   Proceeds from units sold                               489,802        783,249
   Cost of units redeemed                              (1,381,336)    (1,154,872)
                                                     ------------   ------------
   Increase (decrease)                                   (891,534)      (371,623)
                                                     ------------   ------------
Net increase (decrease)                                  (681,441)       (15,624)
Net assets, beginning                                   4,010,740      4,026,364
                                                     ------------   ------------
Net assets, ending                                   $  3,329,299   $  4,010,740
                                                     ============   ============

Units sold                                                467,534        788,573
Units redeemed                                         (1,280,539)    (1,180,362)
                                                     ------------   ------------
Net increase (decrease)                                  (813,005)      (391,789)
Units outstanding, beginning                            3,765,269      4,157,058
                                                     ------------   ------------
Units outstanding, ending                               2,952,264      3,765,269
                                                     ============   ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $ 28,549,561
Cost of units redeemed                                               (20,436,901)
Net investment income (loss)                                            (245,302)
Net realized gain (loss)                                              (4,741,625)
Realized gain distributions                                                 -
Net change in unrealized appreciation (depreciation)                     203,566
                                                                    ------------
                                                                    $  3,329,299
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                   Old Mutual
                                    Growth II

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.13      $    3,329             1.25%               5.4%
12/31/05               1.07           4,010             1.25%              10.3%
12/31/04               0.97           4,026             1.25%               5.4%
12/31/03               0.92           4,138             1.25%              24.3%
12/31/02               0.74           3,085             1.25%             -31.3%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.14      $        -             1.00%               6.3%
12/31/05               1.07               -             1.00%              18.3%
12/31/04               0.90               -             1.00%               5.6%
12/31/03               0.86               -             1.00%               7.4%
10/02/03               0.80               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.15      $        -             0.75%               6.1%
12/31/05               1.08               -             0.75%              19.0%
12/31/04               0.91               -             0.75%               5.9%
12/31/03               0.86               -             0.75%               7.5%
10/02/03               0.80               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.16      $        -             0.50%               7.0%
12/31/05               1.08               -             0.50%              18.6%
12/31/04               0.91               -             0.50%               6.2%
12/31/03               0.86               -             0.50%               7.5%
10/02/03               0.80               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.16      $        -             0.25%               6.9%
12/31/05               1.09               -             0.25%              19.4%
12/31/04               0.91               -             0.25%               6.4%
12/31/03               0.86               -             0.25%               7.6%
10/02/03               0.80               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.17      $        -             0.00%               7.2%
12/31/05               1.10               -             0.00%              11.1%
12/31/04               0.99               -             0.00%               6.8%
12/31/03               0.92               -             0.00%               2.6%
10/02/03               0.90               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006                2005               2004              2003               2002
0.0%                0.0%               0.0%              0.0%               0.0%

                             AUL American Unit Trust
                                   Old Mutual
                           Technology & Communications

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $    2,798,688    $    2,671,996         1,047,884
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $    2,798,688         3,036,309    $         0.92
Band 100                                -                 -                 0.93
Band 75                                 -                 -                 0.94
Band 50                                 -                 -                 0.94
Band 25                                 -                 -                 0.95
Band 0                                  -                 -                 0.96
                              --------------    --------------
Total                         $    2,798,688         3,036,309
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $         -
   Mortality & expense charges                                            51,263
                                                                  --------------
   Net investment income (loss)                                          (51,263)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                3,549
   Realized gain distributions                                              -
   Net change in unrealized appreciation (depreciation)                  126,423
                                                                  --------------
   Net gain (loss)                                                       129,972
                                                                  --------------
Increase (decrease) in net assets from operations                 $       78,709
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended     Year ended
                                                       12/31/2006     12/31/2005
                                                     ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $    (51,263)  $    (60,888)
   Net realized gain (loss)                                 3,549      1,536,385
   Realized gain distributions                               -              -
   Net change in unrealized appreciation
      (depreciation)                                      126,423     (1,143,535)
                                                     ------------   ------------
Increase (decrease) in net assets from operations          78,709        331,962
                                                     ------------   ------------
Contract owner transactions:
   Proceeds from units sold                               922,577      1,356,377
   Cost of units redeemed                              (3,319,643)    (2,742,670)
                                                     ------------   ------------
   Increase (decrease)                                 (2,397,066)    (1,386,293)
                                                     ------------   ------------
Net increase (decrease)                                (2,318,357)    (1,054,331)
Net assets, beginning                                   5,117,045      6,171,376
                                                     ------------   ------------
Net assets, ending                                   $  2,798,688   $  5,117,045
                                                     ============   ============

Units sold                                              1,221,772      1,679,022
Units redeemed                                         (3,926,513)    (3,454,182)
                                                     ------------   ------------
Net increase (decrease)                                (2,704,741)    (1,775,160)
Units outstanding, beginning                            5,741,050      7,516,210
                                                     ------------   ------------
Units outstanding, ending                               3,036,309      5,741,050
                                                     ============   ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $ 33,259,203
Cost of units redeemed                                               (24,907,763)
Net investment income (loss)                                             172,309
Net realized gain (loss)                                              (7,778,424)
Realized gain distributions                                            1,926,671
Net change in unrealized appreciation (depreciation)                     126,692
                                                                    ------------
                                                                    $  2,798,688
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                   Old Mutual
                           Technology & Communications

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     0.92      $    2,799             1.25%               3.6%
12/31/05               0.89           5,117             1.25%               8.5%
12/31/04               0.82           6,171             1.25%               5.1%
12/31/03               0.78           5,212             1.25%              44.4%
12/31/02               0.54           2,641             1.25%             -54.6%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $  0.93         $        -             1.00%               3.7%
12/31/05            0.90                  -             1.00%               8.8%
12/31/04            0.82                  -             1.00%               4.9%
12/31/03            0.79                  -             1.00%               8.7%
10/02/03            0.72                  -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     0.94      $        -             0.75%               3.9%
12/31/05               0.90               -             0.75%               9.1%
12/31/04               0.83               -             0.75%               5.1%
12/31/03               0.79               -             0.75%               8.8%
10/02/03               0.72               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     0.94      $        -             0.50%               4.2%
12/31/05               0.91               -             0.50%               9.4%
12/31/04               0.83               -             0.50%               5.4%
12/31/03               0.79               -             0.50%               8.8%
10/02/03               0.72               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     0.95      $        -             0.25%               4.4%
12/31/05               0.91               -             0.25%               9.6%
12/31/04               0.83               -             0.25%               5.7%
12/31/03               0.79               -             0.25%               8.9%
10/02/03               0.72               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     0.96      $        -             0.00%               4.7%
12/31/05               0.92               -             0.00%               9.9%
12/31/04               0.83               -             0.00%               6.4%
12/31/03               0.78               -             0.00%               8.5%
10/02/03               0.72               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006                2005               2004              2003               2002
0.0%                0.0%               0.0%              0.0%               0.0%

                             AUL American Unit Trust
                                   Old Mutual
                                    Large Cap

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $      353,354    $      302,388            22,636
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $      353,354           321,923    $         1.10
Band 100                                -                 -                 1.11
Band 75                                 -                 -                 1.12
Band 50                                 -                 -                 1.13
Band 25                                 -                 -                 1.13
Band 0                                  -                 -                 1.18
                              --------------    --------------
Total                         $      353,354           321,923
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $        1,007
   Mortality & expense charges                                             4,680
                                                                  --------------
   Net investment income (loss)                                           (3,673)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               21,764
   Realized gain distributions                                              -
   Net change in unrealized appreciation (depreciation)                   52,567
                                                                  --------------
   Net gain (loss)                                                        74,331
                                                                  --------------
Increase (decrease) in net assets from operations                 $       70,658
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended     Year ended
                                                       12/31/2006     12/31/2005
                                                     ------------   ------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $     (3,673)  $     (3,285)
  Net realized gain (loss)                                 21,764         48,201
  Realized gain distributions                                -              -
  Net change in unrealized appreciation
     (depreciation)                                        52,567        (41,284)
                                                     ------------   ------------
Increase (decrease) in net assets from operations          70,658          3,632
                                                     ------------   ------------
Contract owner transactions:
   Proceeds from units sold                               104,786         80,342
   Cost of units redeemed                                (230,036)      (134,399)
                                                     ------------   ------------
   Increase (decrease)                                   (125,250)       (54,057)
                                                     ------------   ------------
Net increase (decrease)                                   (54,592)       (50,425)
Net assets, beginning                                     407,946        458,371
                                                     ------------   ------------
Net assets, ending                                   $    353,354   $    407,946
                                                     ============   ============

Units sold                                                101,960         90,898
                                                     ------------   ------------
Units redeemed                                            (229,063)     (149,708)
                                                     ------------   ------------
Net increase (decrease)                                   (127,103)     (58,810)
Units outstanding, beginning                               449,026       507,836
                                                     ------------   ------------
Units outstanding, ending                                  321,923       449,026
                                                     ============   ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    789,816
Cost of units redeemed                                                  (542,047)
Net investment income (loss)                                              (7,231)
Net realized gain (loss)                                                  60,163
Realized gain distributions                                                1,687
Net change in unrealized appreciation (depreciation)                      50,966
                                                                    ------------
                                                                    $    353,354
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                   Old Mutual
                                    Large Cap

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.10      $      353             1.25%              20.7%
12/31/05               0.91             408             1.25%               1.1%
12/31/04               0.90             458             1.25%               4.7%
12/31/03               0.86             255             1.25%              17.8%
12/31/02               0.73             119             1.25%             -25.4%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.11      $        -             1.00%              21.2%
12/31/05               0.91               -             1.00%               1.0%
12/31/04               0.90               -             1.00%               6.0%
12/31/03               0.85               -             1.00%               7.1%
10/02/03               0.80               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.12      $        -             0.75%              21.5%
12/31/05               0.92               -             0.75%               1.2%
12/31/04               0.91               -             0.75%               6.3%
12/31/03               0.85               -             0.75%               7.1%
10/02/03               0.80               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.13      $        -             0.50%              21.8%
12/31/05               0.92               -             0.50%               1.5%
12/31/04               0.91               -             0.50%               6.5%
12/31/03               0.85               -             0.50%               7.2%
10/02/03               0.80               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.13      $        -             0.25%              22.1%
12/31/05               0.93               -             0.25%               1.7%
12/31/04               0.91               -             0.25%               6.8%
12/31/03               0.86               -             0.25%               7.3%
10/02/03               0.80               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.18      $        -             0.00%              22.4%
12/31/05               0.96               -             0.00%               2.0%
12/31/04               0.95               -             0.00%               7.1%
12/31/03               0.88               -             0.00%               7.3%
10/02/03               0.82               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006                2005               2004              2003               2002
0.3%                0.5%               1.2%              1.7%               0.0%

                             AUL American Unit Trust
                                   Old Mutual
                                 Emerging Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $          545    $          528                36
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $          545               760    $         0.72
Band 100                                -                 -                 0.73
Band 75                                 -                 -                 0.74
Band 50                                 -                 -                 0.74
Band 25                                 -                 -                 0.75
Band 0                                  -                 -                 0.82
                              --------------    --------------
Total                         $          545               760
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $            -
   Mortality & expense charges                                                 7
                                                                  --------------
   Net investment income (loss)                                               (7)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                    -
   Realized gain distributions                                                 -
   Net change in unrealized appreciation (depreciation)                       29
                                                                  --------------
   Net gain (loss)                                                            29
                                                                  --------------
Increase (decrease) in net assets from operations                 $           22
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended     Year ended
                                                       12/31/2006     12/31/2005
                                                     ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $         (7)  $         (4)
   Net realized gain (loss)                                  -                81
   Realized gain distributions                               -              -
   Net change in unrealized appreciation
      (depreciation)                                           29            (52)
                                                     ------------   ------------
Increase (decrease) in net assets from operations              22             25
                                                     ------------   ------------
Contract owner transactions:
   Proceeds from units sold                                    80             74
   Cost of units redeemed                                    -              -
                                                     ------------   ------------
   Increase (decrease)                                         80             74
                                                     ------------   ------------
Net increase (decrease)                                       102             99
Net assets, beginning                                         443            344
                                                     ------------   ------------
Net assets, ending                                   $        545   $        443
                                                     ============   ============

Units sold                                                    113            122
Units redeemed                                               -              -
                                                     ------------   ------------
Net increase (decrease)                                       113            122
Units outstanding, beginning                                  647            525
                                                     ------------   ------------
Units outstanding, ending                                     760            647
                                                     ============   ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $        566
Cost of units redeemed                                                      (114)
Net investment income (loss)                                                 (17)
Net realized gain (loss)                                                      93
Realized gain distributions                                                 -
Net change in unrealized appreciation (depreciation)                          17
                                                                    ------------
                                                                    $        545
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                   Old Mutual
                                 Emerging Growth

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06        $      0.72      $        1             1.25%               6.5%
12/31/05               0.68               -             1.25%               6.3%
12/31/04               0.64               -             1.25%              -1.5%
12/31/03               0.65               -             1.25%              54.8%
12/31/02               0.42               -             1.25%             -48.2%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     0.73      $        -             1.00%               6.9%
12/31/05               0.68               -             1.00%               5.2%
12/31/04               0.65               -             1.00%               0.1%
12/31/03               0.65               -             1.00%               5.9%
10/02/03               0.61               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     0.74      $        -             0.75%               7.1%
12/31/05               0.69               -             0.75%               5.5%
12/31/04               0.65               -             0.75%               0.4%
12/31/03               0.65               -             0.75%               5.9%
10/02/03               0.61               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     0.74      $        -             0.50%               7.4%
12/31/05               0.69               -             0.50%               5.7%
12/31/04               0.65               -             0.50%               0.6%
12/31/03               0.65               -             0.50%               6.0%
10/02/03               0.61               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     0.75      $        -             0.25%               7.7%
12/31/05               0.69               -             0.25%               6.0%
12/31/04               0.66               -             0.25%               0.9%
12/31/03               0.65               -             0.25%               6.1%
10/02/03               0.61               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     0.82      $        -             0.00%               7.9%
12/31/05               0.76               -             0.00%               6.2%
12/31/04               0.71               -             0.00%               0.2%
12/31/03               0.71               -             0.00%               7.2%
10/02/03               0.67               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006                2005               2004              2003               2002
0.0%                0.0%               0.0%              0.0%               0.0%

                             AUL American Unit Trust
                                      Janus
                             Aspen Worldwide Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                       Investments at               Cost of          Mutual Fund
                                Value           Investments               Shares
                       --------------          ------------         ------------
Net assets             $   29,215,939          $ 22,444,392              903,036
                       ==============          ============         ============

                                                      Units         Accumulation
                           Net Assets           Outstanding           Unit Value
                       --------------          ------------         ------------
Band 125               $   29,215,939            17,073,458         $       1.71
Band 100                          -                     -                   1.73
Band 75                           -                     -                   1.74
Band 50                           -                     -                   1.75
Band 25                           -                     -                   1.77
Band 0                            -                     -                   1.94
                       --------------          ------------
Total                  $   29,215,939            17,073,458
                       ==============          ============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
    Dividend income                                                 $    611,477
    Mortality & expense charges                                          456,401
                                                                    ------------
    Net investment income (loss)                                         155,076
                                                                    ------------

Gain (loss) on investments:
    Net realized gain (loss)                                        $ (1,505,591)
    Realized gain distributions                                              -
    Net change in unrealized appreciation (depreciation)               6,369,922
                                                                    ------------
    Net gain (loss)                                                    4,864,331
                                                                    ------------
Increase (decrease) in net assets from operations                   $  5,019,407
                                                                    ============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          Year ended        Year ended
                                                          12/31/2006        12/31/2005
                                                      --------------     -------------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                      $      155,076     $      53,633
    Net realized gain (loss)                              (1,505,591)       (3,774,084)
    Realized gain distributions                                  -                 -
    Net change in unrealized appreciation
       (depreciation)                                      6,369,922         5,637,821
                                                      --------------     -------------
Increase (decrease) in net assets from operations          5,019,407         1,917,370
                                                      --------------     -------------
Contract owner transactions:
    Proceeds from units sold                               4,884,060         6,930,873
    Cost of units redeemed                               (25,974,504)      (13,655,146)
                                                      --------------     -------------
    Increase (decrease)                                  (21,090,444)       (6,724,273)
                                                      --------------     -------------
Net increase (decrease)                                  (16,071,037)       (4,806,903)
Net assets, beginning                                     45,286,976        50,093,879
                                                      --------------     -------------
Net assets, ending                                    $   29,215,939     $  45,286,976
                                                      ==============     =============

Units sold                                                 3,973,201         4,967,757
Units redeemed                                           (17,795,110)       (9,802,888)
                                                      --------------     -------------
Net increase (decrease)                                  (13,821,909)       (4,835,131)
Units outstanding, beginning                              30,895,367        35,730,498
                                                      --------------     -------------
Units outstanding, ending                                 17,073,458        30,895,367
                                                      ==============     =============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $ 248,691,887
Cost of units redeemed                                              (212,694,546)
Net investment income (loss)                                           3,760,596
Net realized gain (loss)                                             (17,313,545)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                   6,771,547
                                                                   -------------
                                                                   $  29,215,939
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                      Janus
                             Aspen Worldwide Growth

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------


                                                 Expense as a
                                Net Assets       % of Average
               Unit Value           (000s)         Net Assets       Total Return
               -----------------------------------------------------------------
12/31/06       $     1.71       $   29,216              1.25%              16.4%
12/31/05             1.47           45,287              1.25%               5.0%
12/31/04             1.40           50,094              1.25%               3.7%
12/31/03             1.35           48,586              1.25%              21.6%
12/31/02             1.11           37,748              1.25%             -26.4%

                                    BAND 100
--------------------------------------------------------------------------------


                                                 Expense as a
                                Net Assets       % of Average
               Unit Value           (000s)         Net Assets       Total Return
               -----------------------------------------------------------------
12/31/06       $     1.73       $        -              1.00%              17.0%
12/31/05             1.47                -              1.00%               4.9%
12/31/04             1.40                -              1.00%               3.6%
12/31/03             1.36                -              1.00%               9.6%
10/02/03             1.24                -              1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------


                                                 Expense as a
                                Net Assets       % of Average
               Unit Value           (000s)         Net Assets       Total Return
               -----------------------------------------------------------------
12/31/06       $     1.74       $        -              0.75%              17.3%
12/31/05             1.48                -              0.75%               5.2%
12/31/04             1.41                -              0.75%               3.9%
12/31/03             1.36                -              0.75%               9.7%
10/02/03             1.24                -              0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------


                                                 Expense as a
                                Net Assets       % of Average
               Unit Value           (000s)         Net Assets       Total Return
               -----------------------------------------------------------------
12/31/06       $     1.75       $        -              0.50%              17.6%
12/31/05             1.49                -              0.50%               5.5%
12/31/04             1.41                -              0.50%               4.1%
12/31/03             1.36                -              0.50%               9.8%
10/02/03             1.24                -              0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------


                                                 Expense as a
                                Net Assets       % of Average
               Unit Value           (000s)         Net Assets       Total Return
               -----------------------------------------------------------------
12/31/06       $     1.77       $        -              0.25%              17.9%
12/31/05             1.50                -              0.25%               5.7%
12/31/04             1.42                -              0.25%               4.4%
12/31/03             1.36                -              0.25%               9.8%
10/02/03             1.24                -              0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------


                                                 Expense as a
                                Net Assets       % of Average
               Unit Value           (000s)         Net Assets       Total Return
               -----------------------------------------------------------------
12/31/06       $     1.94       $        -              0.00%              18.2%
12/31/05             1.64                -              0.00%               6.0%
12/31/04             1.54                -              0.00%               4.9%
12/31/03             1.47                -              0.00%               9.6%
10/02/03             1.34                -              0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006             2005              2004             2003              2002
1.6%             1.4%              1.0%             1.1%              0.9%

                             AUL American Unit Trust
                                      Janus
                              Aspen Flexible Income

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                               Investments at           Cost of     Mutual Fund
                                        Value       Investments          Shares
                               --------------      ------------    ------------
Investments                    $   16,586,509      $ 17,893,554       1,476,387
                                                   ============    ============
Payable to general account             (2,566)
                               --------------
Net assets                     $   16,583,943
                               ==============

                                                          Units    Accumulation
                                   Net Assets       Outstanding      Unit Value
                               --------------      ------------    ------------
Band 125                       $   16,583,943        10,358,363    $       1.60
Band 100                                  -                 -              1.61
Band 75                                   -                 -              1.63
Band 50                                   -                 -              1.64
Band 25                                   -                 -              1.65
Band 0                                    -                 -              1.81
                               --------------      ------------
Total                          $   16,583,943        10,358,363
                               ==============      ============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
    Dividend income                                                 $    801,918
    Mortality & expense charges                                          205,095
                                                                    ------------
    Net investment income (loss)                                         596,823
                                                                    ------------
Gain (loss) on investments:
    Net realized gain (loss)                                            (222,152)
    Realized gain distributions                                           33,866
    Net change in unrealized appreciation (depreciation)                  68,644
                                                                    ------------
    Net gain (loss)                                                     (119,642)
                                                                    ------------
Increase (decrease) in net assets from operations                   $    477,181
                                                                    ============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           Year ended        Year ended
                                                           12/31/2006        12/31/2005
                                                      ---------------    --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                       $       596,823    $      713,802
   Net realized gain (loss)                                  (222,152)          (34,686)
   Realized gain distributions                                 33,866           509,262
   Net change in unrealized appreciation
      (depreciation)                                           68,644        (1,065,025)
                                                      ---------------    --------------
Increase (decrease) in net assets from operations             477,181           123,353
                                                      ---------------    --------------
Contract owner transactions:
   Proceeds from units sold                                 3,798,951         3,687,431
   Cost of units redeemed                                  (4,701,925)       (3,378,897)
                                                      ---------------    --------------
   Increase (decrease)                                       (902,974)          308,534
                                                      ---------------    --------------
Net increase (decrease)                                      (425,793)          431,887
Net assets, beginning                                      17,009,736        16,577,849
                                                      ---------------    --------------
Net assets, ending                                    $    16,583,943    $   17,009,736
                                                      ===============    ==============

Units sold                                                  2,540,706         2,419,637
Units redeemed                                             (3,119,107)       (2,220,824)
                                                      ---------------    --------------
Net increase (decrease)                                      (578,401)          198,813
Units outstanding, beginning                               10,936,764        10,737,951
                                                      ---------------    --------------
Units outstanding, ending                                  10,358,363        10,936,764
                                                      ===============    ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                          $   48,671,708
Cost of units redeemed                                               (35,646,516)
Net investment income (loss)                                           3,980,057
Net realized gain (loss)                                                 217,970
Realized gain distributions                                              670,335
Net change in unrealized appreciation (depreciation)                  (1,309,611)
                                                                  --------------
                                                                  $   16,583,943
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                      Janus
                              Aspen Flexible Income

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------


                                                 Expense as a
                                Net Assets       % of Average
               Unit Value           (000s)         Net Assets       Total Return
               -----------------------------------------------------------------
12/31/06       $     1.60       $   16,584              1.25%               2.6%
12/31/05             1.56           17,010              1.25%               1.3%
12/31/04             1.54           16,578              1.25%               2.7%
12/31/03             1.50           16,082              1.25%               4.9%
12/31/02             1.43           13,248              1.25%               9.1%

                                    BAND 100
--------------------------------------------------------------------------------


                                                 Expense as a
                                Net Assets       % of Average
               Unit Value           (000s)         Net Assets       Total Return
               -----------------------------------------------------------------
12/31/06       $     1.61       $        -              1.00%               3.2%
12/31/05             1.56                -              1.00%               1.2%
12/31/04             1.55                -              1.00%               2.8%
12/31/03             1.50                -              1.00%               0.5%
10/02/03             1.50                -              1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------


                                                 Expense as a
                                Net Assets       % of Average
               Unit Value           (000s)         Net Assets       Total Return
               -----------------------------------------------------------------
12/31/06       $     1.63       $        -              0.75%               3.4%
12/31/05             1.57                -              0.75%               1.4%
12/31/04             1.55                -              0.75%               3.0%
12/31/03             1.51                -              0.75%               0.6%
10/02/03             1.50                -              0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------


                                                 Expense as a
                                Net Assets       % of Average
               Unit Value           (000s)         Net Assets       Total Return
               -----------------------------------------------------------------
12/31/06       $     1.64       $        -              0.50%               3.7%
12/31/05             1.58                -              0.50%               1.7%
12/31/04             1.56                -              0.50%               3.3%
12/31/03             1.51                -              0.50%               0.7%
10/02/03             1.50                -              0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------


                                                 Expense as a
                                Net Assets       % of Average
               Unit Value           (000s)         Net Assets       Total Return
               -----------------------------------------------------------------
12/31/06       $     1.65       $        -              0.25%               4.0%
12/31/05             1.59                -              0.25%               1.9%
12/31/04             1.56                -              0.25%               3.5%
12/31/03             1.51                -              0.25%               0.7%
10/02/03             1.50                -              0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------


                                                 Expense as a
                                Net Assets       % of Average
               Unit Value           (000s)         Net Assets       Total Return
               -----------------------------------------------------------------
12/31/06       $     1.81       $        -              0.00%               4.2%
12/31/05             1.74                -              0.00%               2.2%
12/31/04             1.70                -              0.00%               3.9%
12/31/03             1.64                -              0.00%               0.7%
10/02/03             1.63                -              0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006             2005              2004             2003              2002
4.8%             5.5%              5.8%             4.8%              5.1%

                             AUL American Unit Trust
                                      Janus
                       Aspen Mid Cap Value (Service Class)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                       Investments at               Cost of          Mutual Fund
                                Value           Investments               Shares
                       --------------          ------------         ------------
Net assets             $            -          $          -                    -
                       ==============          ============         ============

                                                      Units         Accumulation
                           Net Assets           Outstanding           Unit Value
                       --------------          ------------         ------------
Band 125               $          -                     -           $       1.03
Band 100                          -                     -                   1.03
Band 75                           -                     -                   1.03
Band 50                           -                     -                   1.03
Band 25                           -                     -                   1.04
Band 0                            -                     -                   1.04
                       --------------          ------------
Total                  $          -                     -
                       ==============          ============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
    Dividend income                                                 $        -
    Mortality & expense charges                                              -
                                                                    ------------
    Net investment income (loss)                                             -
                                                                    ------------

Gain (loss) on investments:
    Net realized gain (loss)                                        $        -
    Realized gain distributions                                              -
    Net change in unrealized appreciation (depreciation)                     -
                                                                    ------------
    Net gain (loss)                                                          -
                                                                    ------------
Increase (decrease) in net assets from operations                   $        -
                                                                    ============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 For the period
                                                                  from 10/23/06
                                                                    to 12/31/06
                                                                 --------------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                                 $          -
    Net realized gain (loss)                                                -
    Realized gain distributions                                             -
    Net change in unrealized appreciation
       (depreciation)                                                       -
                                                                 --------------
Increase (decrease) in net assets from operations                           -
                                                                 --------------
Contract owner transactions:
    Proceeds from units sold                                                -
    Cost of units redeemed                                                  -
                                                                 --------------
    Increase (decrease)                                                     -
                                                                 --------------
Net increase (decrease)                                                     -
Net assets, beginning                                                       -
                                                                 --------------
Net assets, ending                                               $          -
                                                                 ==============

Units sold                                                                  -
Units redeemed                                                              -
                                                                 --------------
Net increase (decrease)                                                     -
Units outstanding, beginning                                                -
                                                                 --------------
Units outstanding, ending                                                   -
                                                                 ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                         $          -
Cost of units redeemed                                                      -
Net investment income (loss)                                                -
Net realized gain (loss)                                                    -
Realized gain distributions                                                 -
Net change in unrealized appreciation (depreciation)                        -
                                                                 --------------
                                                                 $          -
                                                                 ==============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                      Janus
                       Aspen Mid Cap Value (Service Class)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------


                                                 Expense as a
                                Net Assets       % of Average
               Unit Value           (000s)         Net Assets       Total Return
               -----------------------------------------------------------------
12/31/06       $     1.03       $        -              1.25%               3.3%
10/23/06             1.00                -              1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------


                                                 Expense as a
                                Net Assets       % of Average
               Unit Value           (000s)         Net Assets       Total Return
               -----------------------------------------------------------------
12/31/06       $     1.03       $        -              1.00%               3.4%
10/23/06             1.00                -              1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------


                                                 Expense as a
                                Net Assets       % of Average
               Unit Value           (000s)         Net Assets       Total Return
               -----------------------------------------------------------------
12/31/06       $     1.03       $        -              0.75%               3.4%
10/23/06             1.00                -              0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------


                                                 Expense as a
                                Net Assets       % of Average
               Unit Value           (000s)         Net Assets       Total Return
               -----------------------------------------------------------------
12/31/06       $     1.03       $        -              0.50%               3.5%
10/23/06             1.00                -              0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------


                                                 Expense as a
                                Net Assets       % of Average
               Unit Value           (000s)         Net Assets       Total Return
               -----------------------------------------------------------------
12/31/06       $     1.04       $        -              0.25%               3.5%
10/23/06             1.00                -              0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------


                                                 Expense as a
                                Net Assets       % of Average
               Unit Value           (000s)         Net Assets       Total Return
               -----------------------------------------------------------------
12/31/06       $     1.04       $        -              0.00%               3.6%
10/23/06             1.00                -              0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

                                      2006
                                      ----
                                      0.0%

                             AUL American Unit Trust
                                      Janus
                     Adviser Growth & Income Fund (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                       Investments at               Cost of          Mutual Fund
                                Value           Investments               Shares
                       --------------          ------------         ------------
Net assets             $      603,148          $    609,734               33,753
                       ==============          ============         ============

                                                      Units         Accumulation
                           Net Assets           Outstanding           Unit Value
                       --------------          ------------         ------------
Band 125               $       20,882                17,604         $       1.19
Band 100                          -                     -                   1.19
Band 75                           -                     -                   1.20
Band 50                       582,266               484,971                 1.20
Band 25                           -                     -                   1.21
Band 0                            -                     -                   1.21
                       --------------          ------------
Total                  $      603,148               502,575
                       ==============          ============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
    Dividend income                                                 $      6,943
    Mortality & expense charges                                            1,555
                                                                    ------------
    Net investment income (loss)                                           5,388
                                                                    ------------
Gain (loss) on investments:
    Net realized gain (loss)                                              11,314
    Realized gain distributions                                           36,724
    Net change in unrealized appreciation (depreciation)                  (6,759)
                                                                    ------------
    Net gain (loss)                                                       41,279
                                                                    ------------
Increase (decrease) in net assets from operations                   $     46,667
                                                                    ============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                        For the period
                                                         Year ended     from 05/20/05
                                                         12/31/2006     to  12/31/2005
                                                     --------------     --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $        5,388     $            3
   Net realized gain (loss)                                  11,314                144
   Realized gain distributions                               36,724                709
   Net change in unrealized appreciation
      (depreciation)                                         (6,759)               173
                                                     --------------     --------------
Increase (decrease) in net assets from operations            46,667              1,029
                                                     --------------     --------------
Contract owner transactions:
   Proceeds from units sold                                 476,227            207,477
   Cost of units redeemed                                  (122,460)            (5,792)
                                                     --------------     --------------
   Increase (decrease)                                      353,767            201,685
                                                     --------------     --------------
Net increase (decrease)                                     400,434            202,714
Net assets, beginning                                       202,714                -
                                                     --------------     --------------
Net assets, ending                                   $      603,148     $      202,714
                                                     ==============     ==============

Units sold                                                  824,917            185,556
Units redeemed                                             (502,700)            (5,198)
                                                     --------------     --------------
Net increase (decrease)                                     322,217            180,358
Units outstanding, beginning                                180,358                -
                                                     --------------     --------------
Units outstanding, ending                                   502,575            180,358
                                                     ==============     ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                         $      683,705
Cost of units redeemed                                                 (128,253)
Net investment income (loss)                                              5,391
Net realized gain (loss)                                                 11,458
Realized gain distributions                                              37,433
Net change in unrealized appreciation (depreciation)                     (6,586)
                                                                 --------------
                                                                 $      603,148
                                                                 ==============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                      Janus
                     Adviser Growth & Income Fund (Class R)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------


                                                 Expense as a
                                Net Assets       % of Average
               Unit Value           (000s)         Net Assets       Total Return
               -----------------------------------------------------------------
12/31/06       $     1.19       $       21              1.25%               5.9%
12/31/05             1.12              203              1.25%              12.0%
05/20/05             1.00                -              1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------


                                                 Expense as a
                                Net Assets       % of Average
               Unit Value           (000s)         Net Assets       Total Return
               -----------------------------------------------------------------
12/31/06       $     1.19       $        -              1.00%               5.8%
12/31/05             1.13                -              1.00%               0.0%
05/20/05             1.00                -              1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------


                                                 Expense as a
                                Net Assets       % of Average
               Unit Value           (000s)         Net Assets       Total Return
               -----------------------------------------------------------------
12/31/06       $     1.20       $        -              0.75%               6.1%
12/31/05             1.13                -              0.75%               0.0%
05/20/05             1.00                -              0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------


                                                 Expense as a
                                Net Assets       % of Average
               Unit Value           (000s)         Net Assets       Total Return
               -----------------------------------------------------------------
12/31/06       $     1.20       $      582              0.50%               6.3%
12/31/05             1.13                -              0.50%               0.0%
05/20/05             1.00                -              0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------


                                                 Expense as a
                                Net Assets       % of Average
               Unit Value           (000s)         Net Assets       Total Return
               -----------------------------------------------------------------
12/31/06       $     1.21       $        -              0.25%               6.6%
12/31/05             1.13                -              0.25%               0.0%
05/20/05             1.00                -              0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------


                                                 Expense as a
                                Net Assets       % of Average
               Unit Value           (000s)         Net Assets       Total Return
               -----------------------------------------------------------------
12/31/06       $     1.21       $        -              0.00%               6.9%
12/31/05             1.13                -              0.00%               0.0%
05/20/05             1.00                -              0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006         2005
1.7%         0.1%

                             AUL American Unit Trust
                                      Janus
                  Adviser INTECH Risk-Managed Large Cap Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                       Investments at               Cost of          Mutual Fund
                                Value           Investments               Shares
                       --------------          ------------         ------------
Net assets             $    7,648,837          $  7,357,522              551,561
                       ==============          ============         ============

                                                      Units         Accumulation
                           Net Assets           Outstanding           Unit Value
                       --------------          ------------         ------------
Band 125               $    7,648,837             5,756,092         $       1.33
Band 100                          -                     -                   1.34
Band 75                           -                     -                   1.35
Band 50                           -                     -                   1.36
Band 25                           -                     -                   1.37
Band 0                            -                     -                   1.38
                       --------------          ------------
Total                  $    7,648,837             5,756,092
                       ==============          ============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
    Dividend income                                                 $     6,575
    Mortality & expense charges                                          89,368
                                                                    -----------
    Net investment income (loss)                                        (82,793)
                                                                    -----------
Gain (loss) on investments:
    Net realized gain (loss)                                            (15,703)
    Realized gain distributions                                             -
    Net change in unrealized appreciation (depreciation)                290,847
                                                                    -----------
    Net gain (loss)                                                     275,144
                                                                    -----------
Increase (decrease) in net assets from operations                   $   192,351
                                                                    ===========

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           Year ended        Year ended
                                                           12/31/2006        12/31/2005
                                                       --------------     -------------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                       $      (82,793)    $         374
    Net realized gain (loss)                                  (15,703)              104
    Realized gain distributions                                   -                 863
    Net change in unrealized appreciation
       (depreciation)                                         290,847               468
                                                       --------------     -------------
Increase (decrease) in net assets from operations             192,351             1,809
                                                       --------------     -------------
Contract owner transactions:
    Proceeds from units sold                                9,473,130            34,227
    Cost of units redeemed                                 (2,050,094)           (2,586)
                                                       --------------     -------------
    Increase (decrease)                                     7,423,036            31,641
                                                       --------------     -------------
Net increase (decrease)                                     7,615,387            33,450
Net assets, beginning                                          33,450               -
                                                       --------------     -------------
Net assets, ending                                     $    7,648,837     $      33,450
                                                       ==============     =============

Units sold                                                  7,336,518            28,692
Units redeemed                                             (1,607,003)           (2,115)
                                                       --------------     -------------
Net increase (decrease)                                     5,729,515            26,577
Units outstanding, beginning                                   26,577               -
                                                       --------------     -------------
Units outstanding, ending                                   5,756,092            26,577
                                                       ==============     =============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                          $   9,507,357
Cost of units redeemed                                               (2,052,680)
Net investment income (loss)                                            (82,419)
Net realized gain (loss)                                                (15,599)
Realized gain distributions                                                 863
Net change in unrealized appreciation (depreciation)                    291,315
                                                                  -------------
                                                                  $   7,648,837
                                                                  =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                      Janus
                  Adviser INTECH Risk-Managed Large Cap Growth

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------


                                                 Expense as a
                                Net Assets       % of Average
               Unit Value           (000s)         Net Assets       Total Return
               -----------------------------------------------------------------
12/31/06       $     1.33       $   7,649               1.25%               5.5%
12/31/05             1.26              33               1.25%               5.9%
12/31/04             1.19               -               1.25%              11.2%
12/31/03             1.07               -               1.25%               7.0%
09/15/03             1.00               -               1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------


                                                 Expense as a
                                Net Assets       % of Average
               Unit Value           (000s)         Net Assets       Total Return
               -----------------------------------------------------------------
12/31/06       $     1.34       $       -               1.00%               5.8%
12/31/05             1.27               -               1.00%               5.7%
12/31/04             1.20               -               1.00%              11.4%
12/31/03             1.08               -               1.00%               6.8%
10/02/03             1.01               -               1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------


                                                 Expense as a
                                Net Assets       % of Average
               Unit Value           (000s)         Net Assets       Total Return
               -----------------------------------------------------------------
12/31/06       $     1.35       $       -               0.75%               6.1%
12/31/05             1.27               -               0.75%               5.9%
12/31/04             1.20               -               0.75%              11.7%
12/31/03             1.08               -               0.75%               6.8%
10/02/03             1.01               -               0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------


                                                 Expense as a
                                Net Assets       % of Average
               Unit Value           (000s)         Net Assets       Total Return
               -----------------------------------------------------------------
12/31/06       $     1.36       $       -               0.50%               6.4%
12/31/05             1.28               -               0.50%               6.2%
12/31/04             1.21               -               0.50%              12.0%
12/31/03             1.08               -               0.50%               6.9%
10/02/03             1.01               -               0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------


                                                 Expense as a
                                Net Assets       % of Average
               Unit Value           (000s)         Net Assets       Total Return
               -----------------------------------------------------------------
12/31/06       $     1.37       $       -               0.25%               6.6%
12/31/05             1.29               -               0.25%               6.5%
12/31/04             1.21               -               0.25%              12.2%
12/31/03             1.08               -               0.25%               7.0%
10/02/03             1.01               -               0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------


                                                 Expense as a
                                Net Assets       % of Average
               Unit Value           (000s)         Net Assets       Total Return
               -----------------------------------------------------------------
12/31/06       $     1.38       $       -               0.00%               6.9%
12/31/05             1.30               -               0.00%               6.7%
12/31/04             1.21               -               0.00%              12.5%
12/31/03             1.08               -               0.00%               0.1%
10/02/03             1.08               -               0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006             2005              2004             2003
0.2%             2.8%              0.0%             0.0%

                             AUL American Unit Trust
                                      Janus
                             Adviser Small Cap Value

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                       Investments at               Cost of          Mutual Fund
                                Value           Investments               Shares
                       --------------          ------------         ------------
Net assets             $       50,179          $     49,187                3,104
                       ==============          ============         ============

                                                      Units         Accumulation
                           Net Assets           Outstanding           Unit Value
                       --------------          ------------         ------------
Band 125               $       50,179                31,334         $       1.60
Band 100                          -                     -                   1.61
Band 75                           -                     -                   1.63
Band 50                           -                     -                   1.64
Band 25                           -                     -                   1.65
Band 0                            -                     -                   1.67
                       --------------          ------------
Total                  $       50,179                31,334
                       ==============          ============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
    Dividend income                                                 $        55
    Mortality & expense charges                                             145
                                                                    -----------
    Net investment income (loss)                                            (90)
                                                                    -----------
Gain (loss) on investments:
    Net realized gain (loss)                                                 63
    Realized gain distributions                                           1,532
    Net change in unrealized appreciation (depreciation)                  1,052
                                                                    -----------
    Net gain (loss)                                                       2,647
                                                                    -----------
Increase (decrease) in net assets from operations                   $     2,557
                                                                    ===========

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          Year ended        Year ended
                                                          12/31/2006        12/31/2005
                                                      --------------     -------------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                      $          (90)    $          45
    Net realized gain (loss)                                      63               -
    Realized gain distributions                                1,532                64
    Net change in unrealized appreciation
       (depreciation)                                          1,052               (60)
                                                      --------------     -------------
Increase (decrease) in net assets from operations              2,557                49
                                                      --------------     -------------
Contract owner transactions:
    Proceeds from units sold                                  44,605             3,393
    Cost of units redeemed                                      (425)              -
                                                      --------------     -------------
    Increase (decrease)                                       44,180             3,393
                                                      --------------     -------------
Net increase (decrease)                                       46,737             3,442
Net assets, beginning                                          3,442               -
                                                      --------------     -------------
Net assets, ending                                    $       50,179     $       3,442
                                                      ==============     =============

Units sold                                                    29,032             2,594
Units redeemed                                                  (292)              -
                                                      --------------     -------------
Net increase (decrease)                                       28,740             2,594
Units outstanding, beginning                                   2,594               -
                                                      --------------     -------------
Units outstanding, ending                                     31,334             2,594
                                                      ==============     =============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $     47,998
Cost of units redeemed                                                     (425)
Net investment income (loss)                                                (45)
Net realized gain (loss)                                                     63
Realized gain distributions                                               1,596
Net change in unrealized appreciation (depreciation)                        992
                                                                   ------------
                                                                   $     50,179
                                                                   ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                      Janus
                             Adviser Small Cap Value

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------


                                                 Expense as a
                                Net Assets       % of Average
               Unit Value           (000s)         Net Assets       Total Return
               -----------------------------------------------------------------
12/31/06       $     1.60       $       50              1.25%              20.4%
12/31/05             1.33                3              1.25%               4.7%
12/31/04             1.27                -              1.25%              15.5%
12/31/03             1.10                -              1.25%              10.0%
09/15/03             1.00                -              1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------


                                                 Expense as a
                                Net Assets       % of Average
               Unit Value           (000s)         Net Assets       Total Return
               -----------------------------------------------------------------
12/31/06       $     1.61       $        -              1.00%              21.0%
12/31/05             1.33                -              1.00%               4.6%
12/31/04             1.28                -              1.00%              16.3%
12/31/03             1.10                -              1.00%               9.7%
10/02/03             1.00                -              1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------


                                                 Expense as a
                                Net Assets       % of Average
               Unit Value           (000s)         Net Assets       Total Return
               -----------------------------------------------------------------
12/31/06       $     1.63       $        -               0.75%             21.3%
12/31/05             1.34                -               0.75%              4.9%
12/31/04             1.28                -               0.75%             16.6%
12/31/03             1.10                -               0.75%              9.8%
10/02/03             1.00                -               0.75%              0.0%

                                    BAND 50
--------------------------------------------------------------------------------


                                                 Expense as a
                                Net Assets       % of Average
               Unit Value           (000s)         Net Assets       Total Return
               -----------------------------------------------------------------
12/31/06       $     1.64       $        -              0.50%              21.6%
12/31/05             1.35                -              0.50%               5.1%
12/31/04             1.28                -              0.50%              16.9%
12/31/03             1.10                -              0.50%               9.9%
10/02/03             1.00                -              0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------


                                                 Expense as a
                                Net Assets       % of Average
               Unit Value           (000s)         Net Assets       Total Return
               -----------------------------------------------------------------
12/31/06       $     1.65       $       -               0.25%              21.9%
12/31/05             1.36               -               0.25%               5.4%
12/31/04             1.29               -               0.25%              17.2%
12/31/03             1.10               -               0.25%               9.9%
10/02/03             1.00               -               0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------


                                                 Expense as a
                                Net Assets       % of Average
               Unit Value           (000s)         Net Assets       Total Return
               -----------------------------------------------------------------
12/31/06       $     1.67       $       -               0.00%              22.2%
12/31/05             1.37               -               0.00%               5.6%
12/31/04             1.29               -               0.00%              17.5%
12/31/03             1.10               -               0.00%              10.0%
10/02/03             1.00               -               0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006             2005              2004             2003
0.2%             2.7%              0.0%             0.0%

                             AUL American Unit Trust
                                      Janus
                          Aspen Mid Cap Value (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                       Investments at               Cost of          Mutual Fund
                                Value           Investments               Shares
                       --------------          ------------         ------------
Net assets             $            -          $          -                    -
                       ==============          ============         ============

                                                      Units         Accumulation
                           Net Assets           Outstanding           Unit Value
                       --------------          ------------         ------------
Band 125               $          -                     -           $       1.04
Band 100                          -                     -                   1.04
Band 75                           -                     -                   1.04
Band 50                           -                     -                   1.04
Band 25                           -                     -                   1.04
Band 0                            -                     -                   1.04
                       --------------          ------------
Total                  $          -                     -
                       ==============          ============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
    Dividend income                                                 $        -
    Mortality & expense charges                                              -
                                                                    ------------
    Net investment income (loss)                                             -
                                                                    ------------

Gain (loss) on investments:
    Net realized gain (loss)                                        $        -
    Realized gain distributions                                              -
    Net change in unrealized appreciation (depreciation)                     -
                                                                    ------------
    Net gain (loss)                                                          -
                                                                    ------------
Increase (decrease) in net assets from operations                   $        -
                                                                    ============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 For the period
                                                                  from 10/23/06
                                                                    to 12/31/06
                                                                 --------------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                                 $          -
    Net realized gain (loss)                                                -
    Realized gain distributions                                             -
    Net change in unrealized appreciation
       (depreciation)                                                       -
                                                                 --------------
Increase (decrease) in net assets from operations                           -
                                                                 --------------
Contract owner transactions:
    Proceeds from units sold                                                -
    Cost of units redeemed                                                  -
                                                                 --------------
    Increase (decrease)                                                     -
                                                                 --------------
Net increase (decrease)                                                     -
Net assets, beginning                                                       -
                                                                 --------------
Net assets, ending                                               $          -
                                                                 ==============

Units sold                                                                  -
Units redeemed                                                              -
                                                                 --------------
Net increase (decrease)                                                     -
Units outstanding, beginning                                                -
                                                                 --------------
Units outstanding, ending                                                   -
                                                                 ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                         $          -
Cost of units redeemed                                                      -
Net investment income (loss)                                                -
Net realized gain (loss)                                                    -
Realized gain distributions                                                 -
Net change in unrealized appreciation (depreciation)                        -
                                                                 --------------
                                                                 $          -
                                                                 ==============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                      Janus
                          Aspen Mid Cap Value (Class R)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------


                                                 Expense as a
                                Net Assets       % of Average
               Unit Value           (000s)         Net Assets       Total Return
               -----------------------------------------------------------------
12/31/06       $     1.04       $       -               1.25%               4.0%
10/23/06             1.00               -               1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------


                                                 Expense as a
                                Net Assets       % of Average
               Unit Value           (000s)         Net Assets       Total Return
               -----------------------------------------------------------------
12/31/06       $     1.04       $       -               1.00%               4.1%
10/23/06             1.00               -               1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------


                                                 Expense as a
                                Net Assets       % of Average
               Unit Value           (000s)         Net Assets       Total Return
               -----------------------------------------------------------------
12/31/06       $     1.04       $       -               0.75%               4.1%
10/23/06             1.00               -               0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------


                                                 Expense as a
                                Net Assets       % of Average
               Unit Value           (000s)         Net Assets       Total Return
               -----------------------------------------------------------------
12/31/06       $     1.04       $       -               0.50%               4.2%
10/23/06             1.00               -               0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------


                                                 Expense as a
                                Net Assets       % of Average
               Unit Value           (000s)         Net Assets       Total Return
               -----------------------------------------------------------------
12/31/06       $     1.04       $       -               0.25%               4.2%
10/23/06             1.00               -               0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------


                                                 Expense as a
                                Net Assets       % of Average
               Unit Value           (000s)         Net Assets       Total Return
               -----------------------------------------------------------------
12/31/06       $     1.04       $       -               0.00%               4.3%
10/23/06             1.00               -               0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

                                      2006
                                      ----
                                      0.0%

                             AUL American Unit Trust
                                      Janus
                               Adviser Forty Fund

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                       Investments at               Cost of          Mutual Fund
                                Value           Investments               Shares
                       --------------          ------------         ------------
Net assets             $      275,363          $    264,681                9,051
                       ==============          ============         ============

                                                      Units         Accumulation
                           Net Assets           Outstanding           Unit Value
                       --------------          ------------         ------------
Band 125               $      275,363               224,873         $       1.22
Band 100                          -                     -                   1.23
Band 75                           -                     -                   1.23
Band 50                           -                     -                   1.24
Band 25                           -                     -                   1.24
Band 0                            -                     -                   1.25
                       --------------          ------------
Total                  $      275,363               224,873
                       ==============          ============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
    Dividend income                                                 $       468
    Mortality & expense charges                                           2,122
                                                                    -----------
    Net investment income (loss)                                         (1,654)
                                                                    -----------

Gain (loss) on investments:
    Net realized gain (loss)                                                157
    Realized gain distributions                                           8,939
    Net change in unrealized appreciation (depreciation)                 10,602
                                                                    -----------
    Net gain (loss)                                                      19,698
                                                                    -----------
Increase (decrease) in net assets from operations                   $    18,044
                                                                    ===========

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                        For the period
                                                        Year ended      from 05/20/05
                                                        12/31/2006      to  12/31/2005
                                                     ---------------    --------------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                     $        (1,654)   $           (7)
    Net realized gain (loss)                                     157               (12)
    Realized gain distributions                                8,939               -
    Net change in unrealized appreciation
       (depreciation)                                         10,602                81
                                                     ---------------    --------------
Increase (decrease) in net assets from operations             18,044                62
                                                     ---------------    --------------
Contract owner transactions:
    Proceeds from units sold                                 277,388             5,443
    Cost of units redeemed                                   (24,784)             (790)
                                                     ---------------    --------------
    Increase (decrease)                                      252,604             4,653
                                                     ---------------    --------------
Net increase (decrease)                                      270,648             4,715
Net assets, beginning                                          4,715               -
                                                     ---------------    --------------
Net assets, ending                                   $       275,363    $        4,715
                                                     ===============    ==============

Units sold                                                   243,509             4,930
Units redeemed                                               (22,817)             (749)
                                                     ---------------    --------------
Net increase (decrease)                                      220,692             4,181
Units outstanding, beginning                                   4,181               -
                                                     ---------------    --------------
Units outstanding, ending                                    224,873             4,181
                                                     ===============    ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $     282,832
Cost of units redeemed                                                   (25,575)
Net investment income (loss)                                              (1,661)
Net realized gain (loss)                                                     145
Realized gain distributions                                                8,939
Net change in unrealized appreciation (depreciation)                      10,683
                                                                   -------------
                                                                   $     275,363
                                                                   =============

                             AUL American Unit Trust
                                      Janus
                               Adviser Forty Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------


                                                 Expense as a
                                Net Assets       % of Average
               Unit Value           (000s)         Net Assets       Total Return
               -----------------------------------------------------------------
12/31/06       $     1.22       $     275               1.25%               8.4%
12/31/05             1.13               5               1.25%              13.0%
05/20/05             1.00               -               1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------


                                                 Expense as a
                                Net Assets       % of Average
               Unit Value           (000s)         Net Assets       Total Return
               -----------------------------------------------------------------
12/31/06       $     1.23       $       -               1.00%               8.8%
12/31/05             1.13               -               1.00%              13.0%
05/20/05             1.00               -               1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------


                                                 Expense as a
                                Net Assets       % of Average
               Unit Value           (000s)         Net Assets       Total Return
               -----------------------------------------------------------------
12/31/06       $     1.23       $       -               0.75%               9.1%
12/31/05             1.13               -               0.75%              13.1%
05/20/05             1.00               -               0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------


                                                 Expense as a
                                Net Assets       % of Average
               Unit Value           (000s)         Net Assets       Total Return
               -----------------------------------------------------------------
12/31/06       $     1.24       $       -               0.50%               9.4%
12/31/05             1.13               -               0.50%              13.3%
05/20/05             1.00               -               0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------


                                                 Expense as a
                                Net Assets       % of Average
               Unit Value           (000s)         Net Assets       Total Return
               -----------------------------------------------------------------
12/31/06       $     1.24       $       -               0.25%               9.7%
12/31/05             1.13               -               0.25%              13.5%
05/20/05             1.00               -               0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------


                                                 Expense as a
                                Net Assets       % of Average
               Unit Value           (000s)         Net Assets       Total Return
               -----------------------------------------------------------------
12/31/06       $     1.25       $       -               0.00%               9.9%
12/31/05             1.14               -               0.00%              13.7%
05/20/05             1.00               -               0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006        2005
0.3%        0.0%

                             AUL American Unit Trust
                                     Pioneer
                                Pioneer Fund VCT

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                                 Investments           Cost of       Mutual Fund
                                    at Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $    6,206,429    $    5,192,874           253,969
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $    6,206,429         4,397,803    $         1.41
Band 100                                 -                 -                1.42
Band 75                                  -                 -                1.43
Band 50                                  -                 -                1.45
Band 25                                  -                 -                1.46
Band 0                                   -                 -                1.60
                              --------------    --------------
Total                         $    6,206,429         4,397,803
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $       82,492
   Mortality & expense charges                                            77,075
                                                                  --------------
   Net investment income (loss)                                            5,417
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              301,489
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                  595,610
                                                                  --------------
   Net gain (loss)                                                       897,099
                                                                  --------------
Increase (decrease) in net assets from operations                 $      902,516
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended     Year ended
                                                       12/31/2006     12/31/2005
                                                     ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $      5,417   $      5,441
   Net realized gain (loss)                               301,489         37,103
   Realized gain distributions                                -              -
   Net change in unrealized appreciation
      (depreciation)                                      595,610        257,962
                                                     ------------   ------------
Increase (decrease) in net assets from operations         902,516        300,506
                                                     ------------   ------------
Contract owner transactions:
   Proceeds from units sold                             1,520,826      1,147,453
   Cost of units redeemed                              (2,794,679)    (2,219,033)
                                                     ------------   ------------
   Increase (decrease)                                 (1,273,853)    (1,071,580)
                                                     ------------   ------------
Net increase (decrease)                                  (371,337)      (771,074)
Net assets, beginning                                   6,577,766      7,348,840
                                                     ------------   ------------
Net assets, ending                                   $  6,206,429   $  6,577,766
                                                     ============   ============

Units sold                                              1,457,026        976,297
Units redeemed                                         (2,427,974)    (1,896,586)
                                                     ------------   ------------
Net increase (decrease)                                  (970,948)      (920,289)
Units outstanding, beginning                            5,368,751      6,289,040
                                                     ------------   ------------
Units outstanding, ending                               4,397,803      5,368,751
                                                     ============   ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $  18,185,268
Cost of units redeemed                                               (12,393,922)
Net investment income (loss)                                             317,338
Net realized gain (loss)                                                (915,810)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                   1,013,555
                                                                   -------------
                                                                   $   6,206,429
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                     Pioneer
                                Pioneer Fund VCT

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.41      $    6,206             1.25%              15.0%
12/31/05               1.23           2,578             1.25%               5.1%
12/31/04               1.17           7,349             1.25%               6.4%
12/31/03               1.10           6,586             1.25%              23.6%
12/31/02               0.89           4,868             1.25%             -26.8%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.42      $        -             1.00%              15.4%
12/31/05               1.23               -             1.00%               4.9%
12/31/04               1.17               -             1.00%               6.7%
12/31/03               1.10               -             1.00%               7.0%
10/02/03               1.03               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.43     $         -             0.75%              15.8%
12/31/05               1.24               -             0.75%               5.3%
12/31/04               1.18               -             0.75%               6.9%
12/31/03               1.10               -             0.75%               7.1%
10/02/03               1.03               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.45      $        -             0.50%              16.1%
12/31/05               1.25               -             0.50%               5.6%
12/31/04               1.18               -             0.50%               7.2%
12/31/03               1.10               -             0.50%               7.1%
10/02/03               1.03               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.46      $        -             0.25%              16.3%
12/31/05               1.25               -             0.25%               5.9%
12/31/04               1.18               -             0.25%               7.5%
12/31/03               1.10               -             0.25%               7.2%
10/02/03               1.03               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.60      $        -             0.00%              16.6%
12/31/05               1.37               -             0.00%               6.1%
12/31/04               1.29               -             0.00%               8.0%
12/31/03               1.19               -             0.00%               7.0%
10/02/03               1.12               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006                2005               2004              2003               2002
1.3%                1.3%               1.1%              1.0%               1.2%

                             AUL American Unit Trust
                                     Pioneer
                            Growth Opportunities VCT

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                                 Investments           Cost of       Mutual Fund
                                    at Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $   22,518,943    $   19,673,007           839,158
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $   22,518,943        12,120,267    $         1.86
Band 100                                 -                 -                1.87
Band 75                                  -                 -                1.89
Band 50                                  -                 -                1.90
Band 25                                  -                 -                1.92
Band 0                                   -                 -                2.10
                              --------------    --------------
Total                         $   22,518,943        12,120,267
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                           304,664
                                                                  --------------
   Net investment income (loss)                                         (304,664)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              611,001
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                  661,179
                                                                  --------------
   Net gain (loss)                                                     1,272,180
                                                                  --------------
Increase (decrease) in net assets from operations                 $      967,516
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended     Year ended
                                                       12/31/2006     12/31/2005
                                                     ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $   (304,664)  $   (306,114)
   Net realized gain (loss)                               611,001         73,037
   Realized gain distributions                                -              -
   Net change in unrealized appreciation
      (depreciation)                                      661,179      1,480,604
                                                     ------------   ------------
Increase (decrease) in net assets from operations         967,516      1,247,527
                                                     ------------   ------------
Contract owner transactions:
   Proceeds from units sold                             5,166,727      5,200,068
   Cost of units redeemed                              (8,919,825)    (6,707,996)
                                                     ------------   ------------
   Increase (decrease)                                 (3,753,098)    (1,507,928)
                                                     ------------   ------------
Net increase (decrease)                                (2,785,582)      (260,401)
Net assets, beginning                                  25,304,525     25,564,926
                                                     ------------   ------------
Net assets, ending                                   $ 22,518,943   $ 25,304,525
                                                     ============   ============

Units sold                                              2,996,482      3,085,835
Units redeemed                                         (5,079,792)    (4,001,766)
                                                     ------------   ------------
Net increase (decrease)                                (2,083,310)      (915,931)
Units outstanding, beginning                           14,203,577     15,119,508
                                                     ------------   ------------
Units outstanding, ending                              12,120,267     14,203,577
                                                     ============   ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $  75,623,203
Cost of units redeemed                                               (59,110,638)
Net investment income (loss)                                           1,251,964
Net realized gain (loss)                                               1,850,078
Realized gain distributions                                               58,400
Net change in unrealized appreciation (depreciation)                   2,845,936
                                                                   -------------
                                                                   $  22,518,943
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                     Pioneer
                            Growth Opportunities VCT

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.86      $   22,519             1.25%               4.4%
12/31/05               1.78          25,305             1.25%               5.3%
12/31/04               1.69          25,565             1.25%              20.7%
12/31/03               1.40          18,849             1.25%              41.4%
12/31/02               0.99          12,199             1.25%             -38.4%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.87      $        -             1.00%               4.5%
12/31/05               1.79               -             1.00%               5.6%
12/31/04               1.70               -             1.00%              21.2%
12/31/03               1.40               -             1.00%               9.4%
10/02/03               1.28               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.89      $        -             0.75%               4.8%
12/31/05               1.80               -             0.75%               5.8%
12/31/04               1.70               -             0.75%              21.5%
12/31/03               1.40               -             0.75%               9.4%
10/02/03               1.28               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.90      $        -             0.50%               5.1%
12/31/05               1.81               -             0.50%               6.1%
12/31/04               1.71               -             0.50%              21.8%
12/31/03               1.40               -             0.50%               9.5%
10/02/03               1.28               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.92      $        -             0.25%               5.3%
12/31/05               1.82               -             0.25%               6.4%
12/31/04               1.71               -             0.25%              22.1%
12/31/03               1.40               -             0.25%               9.6%
10/02/03               1.28               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     2.10      $        -             0.00%               5.6%
12/31/05               1.99               -             0.00%               6.6%
12/31/04               1.87               -             0.00%              21.3%
12/31/03               1.54               -             0.00%              10.6%
10/02/03               1.39               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006                2005               2004              2003               2002
0.0%                0.0%               0.0%              0.0%               0.0%

                             AUL American Unit Trust
                                     Pioneer
                                 High Yield Fund

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                                 Investments           Cost of       Mutual Fund
                                    at Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $      228,125    $      225,555            18,915
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $       47,120            40,798    $         1.16
Band 100                              75,052            64,640              1.16
Band 75                                  -                 -                1.17
Band 50                              105,953            90,523              1.17
Band 25                                  -                 -                1.18
Band 0                                   -                 -                1.18
                              --------------    --------------
Total                         $      228,125           195,961
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $        4,475
   Mortality & expense charges                                               735
                                                                  --------------
   Net investment income (loss)                                            3,740
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  209
   Realized gain distributions                                             8,496
   Net change in unrealized appreciation (depreciation)                    2,634
                                                                  --------------
   Net gain (loss)                                                        11,339
                                                                  --------------
Increase (decrease) in net assets from operations                 $       15,079
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     For the period
                                                       Year ended     from 05/20/05
                                                       12/31/2006       to 12/31/05
                                                     ------------    --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $      3,740    $           12
   Net realized gain (loss)                                   209               -
   Realized gain distributions                              8,496                64
   Net change in unrealized appreciation
      (depreciation)                                        2,634               (66)
                                                     ------------    --------------
Increase (decrease) in net assets from operations          15,079                10
                                                     ------------    --------------
Contract owner transactions:
   Proceeds from units sold                               233,940             1,944
   Cost of units redeemed                                 (22,848)              -
                                                     ------------    --------------
   Increase (decrease)                                    211,092             1,944
                                                     ------------    --------------
Net increase (decrease)                                   226,171             1,954
Net assets, beginning                                       1,954               -
                                                     ------------    --------------
Net assets, ending                                    $   228,125      $      1,954
                                                     ============    ==============

Units sold                                                214,960             1,839
Units redeemed                                            (20,838)              -
                                                     ------------    --------------
Net increase (decrease)                                   194,122             1,839
Units outstanding, beginning                                1,839               -
                                                     ------------    --------------
Units outstanding, ending                                 195,961             1,839
                                                     ============    ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $     235,884
Cost of units redeemed                                                   (22,848)
Net investment income (loss)                                               3,750
Net realized gain (loss)                                                     209
Realized gain distributions                                                8,560
Net change in unrealized appreciation (depreciation)                       2,570
                                                                  --------------
                                                                  $      228,125
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                     Pioneer
                                 High Yield Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.16      $       47             1.25%               9.1%
12/31/05               1.06               2             1.25%               6.0%
05/20/05               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.16      $       75             1.00%               9.1%
12/31/05               1.06               -             1.00%               6.4%
05/20/05               1.00               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.17      $        -             0.75%               9.4%
12/31/05               1.07               -             0.75%               6.6%
05/20/05               1.00               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.17      $      106             0.50%              9.7%
12/31/05               1.07               -             0.50%              6.7%
05/20/05               1.00               -             0.50%              0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.18      $        -             0.25%               9.9%
12/31/05               1.07               -             0.25%               6.9%
05/20/05               1.00               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.18      $        -             0.00%              10.2%
12/31/05               1.07               -             0.00%               7.1%
05/20/05               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006                2005
3.9%                1.2%

                             AUL American Unit Trust
                                     Pioneer
                               Mid Cap Value Fund

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                                 Investments           Cost of       Mutual Fund
                                    at Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $      682,934    $      702,840            30,081
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $      682,934           583,803    $         1.17
Band 100                                 -                 -                1.18
Band 75                                  -                 -                1.18
Band 50                                  -                 -                1.18
Band 25                                  -                 -                1.19
Band 0                                   -                 -                1.19
                              --------------    --------------
Total                         $      682,934           583,803
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $        2,360
   Mortality & expense charges                                             5,000
                                                                  --------------
   Net investment income (loss)                                           (2,640)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               (3,155)
   Realized gain distributions                                            95,149
   Net change in unrealized appreciation (depreciation)                  (19,163)
                                                                  --------------
   Net gain (loss)                                                        72,831
                                                                  --------------
Increase (decrease) in net assets from operations                 $       70,191
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      For the period
                                                       Year ended      from 05/20/05
                                                       12/31/2006        to 12/31/05
                                                     ------------     --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $     (2,640)    $          (18)
   Net realized gain (loss)                                (3,155)                60
   Realized gain distributions                             95,149              2,528
   Net change in unrealized appreciation
      (depreciation)                                      (19,163)              (743)
                                                     ------------     --------------
Increase (decrease) in net assets from operations          70,191              1,827
                                                     ------------     --------------
Contract owner transactions:
   Proceeds from units sold                               722,365             79,186
   Cost of units redeemed                                (182,257)            (8,378)
                                                     ------------     --------------
   Increase (decrease)                                    540,108             70,808
                                                     ------------     --------------
Net increase (decrease)                                   610,299             72,635
                                                     ------------     --------------
Net assets, beginning                                      72,635                -
                                                     ------------     --------------
Net assets, ending                                   $    682,934     $       72,635
                                                     ============     ==============

Units sold                                                679,231             76,994
Units redeemed                                           (164,113)            (8,309)
                                                     ------------     --------------
Net increase (decrease)                                   515,118             68,685
Units outstanding, beginning                               68,685                -
                                                     ------------     --------------
Units outstanding, ending                                 583,803             68,685
                                                     ============     ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $     801,551
Cost of units redeemed                                                  (190,635)
Net investment income (loss)                                              (2,658)
Net realized gain (loss)                                                  (3,095)
Realized gain distributions                                               97,677
Net change in unrealized appreciation (depreciation)                     (19,906)
                                                                   -------------
                                                                   $     682,934
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                     Pioneer
                               Mid Cap Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.17      $      683             1.25%              10.4%
12/31/05               1.06              73             1.25%               6.0%
05/20/05               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.18      $        -             1.00%              11.0%
12/31/05               1.06               -             1.00%               5.9%
05/20/05               1.00               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.18      $        -             0.75%              11.3%
12/31/05               1.06               -             0.75%               6.1%
05/20/05               1.00               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.18      $        -             0.50%              11.5%
12/31/05               1.06               -             0.50%               6.2%
05/20/05               1.00               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.19      $        -             0.25%              11.8%
12/31/05               1.06               -             0.25%               6.4%
05/20/05               1.00               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.19      $        -             0.00%              12.1%
12/31/05               1.07               -             0.00%               6.6%
05/20/05               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006                2005
0.6%                1.2%

                             AUL American Unit Trust
                                     Pioneer
                                Emerging Markets

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                                 Investments           Cost of       Mutual Fund
                                    at Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $          -      $          -                 -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $          -                 -      $         1.13
Band 100                                 -                 -                1.13
Band 75                                  -                 -                1.13
Band 50                                  -                 -                1.13
Band 25                                  -                 -                1.13
Band 0                                   -                 -                1.13
                              --------------    --------------
Total                         $          -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 10/24/06
                                                                     to 12/31/06
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $          -
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation
      (depreciation)                                                         -
                                                                  --------------
Increase (decrease) in net assets from operations                            -
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                                  -
   Cost of units redeemed                                                    -
   Increase (decrease)                                                       -
Net increase (decrease)                                                      -
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $          -
                                                                  ==============

Units sold                                                                   -
Units redeemed                                                               -
                                                                  --------------
Net increase (decrease)                                                      -
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                                    -
                                                                  ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $         -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                   -------------
                                                                   $         -
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                     Pioneer
                                Emerging Markets

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.13      $        -             1.25%              13.1%
10/24/06               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.13      $        -             1.00%              13.1%
10/24/06               1.00               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.13      $        -             0.75%              13.2%
10/24/06               1.00               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.13      $        -             0.50%              13.2%
10/24/06               1.00               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.13      $        -             0.25%              13.3%
10/24/06               1.00               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.13      $        -             0.00%              13.3%
10/24/06               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------

Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

                                      2006
                                      ----
                                      0.0%

                             AUL American Unit Trust
                                     Pioneer
                                 Bond (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                                 Investments           Cost of       Mutual Fund
                                    at Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $       52,373    $       51,785             5,700
                              ==============    ==============    ==============
                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $       52,373            51,008    $         1.03
Band 100                                 -                 -                1.03
Band 75                                  -                 -                1.04
Band 50                                  -                 -                1.04
Band 25                                  -                 -                1.04
Band 0                                   -                 -                1.05
                              --------------    --------------
Total                         $       52,373            51,008
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          861
   Mortality & expense charges                                               249
                                                                  --------------
   Net investment income (loss)                                              612
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                    3
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      588
                                                                  --------------
   Net gain (loss)                                                           591
                                                                  --------------
Increase (decrease) in net assets from operations                 $        1,203
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     For the period
                                                       Year ended     from 05/20/05
                                                       12/31/2006       to 12/31/05
                                                     ------------    --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $        612    $          -
   Net realized gain (loss)                                     3               -
   Realized gain distributions                                -                 -
   Net change in unrealized appreciation
      (depreciation)                                          588               -
                                                     ------------    --------------

Increase (decrease) in net assets from operations           1,203               -
                                                     ------------    --------------
Contract owner transactions:
   Proceeds from units sold                                51,179               -
   Cost of units redeemed                                      (8)              -
                                                     ------------    --------------
   Increase (decrease)                                     51,171               -
                                                     ------------    --------------
Net increase (decrease)                                    52,373               -
Net assets, beginning                                         -                 -
                                                     ------------    --------------
Net assets, ending                                   $     52,373    $          -
                                                     ============    ==============

Units sold                                                 70,932               -
Units redeemed                                            (19,924)              -
                                                     ------------    --------------
Net increase (decrease)                                    51,008               -
Units outstanding, beginning                                  -                 -
                                                     ------------    --------------
Units outstanding, ending                                  51,008               -
                                                     ============    ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $      51,179
Cost of units redeemed                                                        (8)
Net investment income (loss)                                                 612
Net realized gain (loss)                                                       3
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         588
                                                                   -------------
                                                                   $      52,373
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                     Pioneer
                                 Bond (Class R)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.03      $       52             1.25%               1.7%
12/31/05               1.01               -             1.25%               1.0%
05/23/05               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.03      $        -             1.00%               2.3%
12/31/05               1.01               -             1.00%               0.8%
05/23/05               1.00               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04      $        -             0.75%               2.5%
12/31/05               1.01               -             0.75%               1.0%
05/23/05               1.00               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04      $        -             0.50%               2.8%
12/31/05               1.01               -             0.50%               1.1%
05/23/05               1.00               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04      $        -             0.25%               3.1%
12/31/05               1.01               -             0.25%               1.3%
05/23/05               1.00               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.05      $        -             0.00%               3.3%
12/31/05               1.01               -             0.00%               1.4%
05/23/05               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006                2005
3.3%                0.0%

                             AUL American Unit Trust
                                     Pioneer
                                 Small Cap Value

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                                 Investments           Cost of       Mutual Fund
                                    at Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $       50,238    $       50,220             1,581
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $       50,238            38,709    $         1.30
Band 100                                 -                 -                1.30
Band 75                                  -                 -                1.31
Band 50                                  -                 -                1.32
Band 25                                  -                 -                1.32
Band 0                                   -                 -                1.33
                              --------------    --------------
Total                         $       50,238            38,709
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               230
                                                                  --------------
   Net investment income (loss)                                             (230)
                                                                  --------------

Gain (loss) on investments:
   Net realized gain (loss)                                                 (318)
   Realized gain distributions                                             4,393
   Net change in unrealized appreciation (depreciation)                       18
                                                                  --------------
   Net gain (loss)                                                         4,093
                                                                  --------------
Increase (decrease) in net assets from operations                 $        3,863
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     For the period
                                                       Year ended     from 05/20/05
                                                       12/31/2006       to 12/31/05
                                                     ------------    --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $       (230)   $          -
   Net realized gain (loss)                                  (318)              -
   Realized gain distributions                              4,393               -
   Net change in unrealized appreciation
      (depreciation)                                           18               -
                                                     ------------    --------------
Increase (decrease) in net assets from operations           3,863               -
                                                     ------------    --------------
Contract owner transactions:
   Proceeds from units sold                                53,413               -
   Cost of units redeemed                                  (7,038)              -
   Increase (decrease)                                     46,375               -
Net increase (decrease)                                    50,238               -
Net assets, beginning                                         -                 -
                                                     ------------    --------------
Net assets, ending                                   $     50,238    $          -
                                                     ============    ==============

Units sold                                                 44,468               -
Units redeemed                                             (5,759)              -
                                                     ------------    --------------
Net increase (decrease)                                    38,709               -
Units outstanding, beginning                                  -                 -
                                                     ------------    --------------
Units outstanding, ending                                  38,709               -
                                                     ============    ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $      53,413
Cost of units redeemed                                                    (7,038)
Net investment income (loss)                                                (230)
Net realized gain (loss)                                                    (318)
Realized gain distributions                                                4,393
Net change in unrealized appreciation (depreciation)                          18
                                                                   -------------
                                                                   $      50,238
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                     Pioneer
                                 Small Cap Value

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.30      $       50             1.25%              13.0%
12/31/05               1.15               -             1.25%              15.0%
05/23/05               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.30      $        -             1.00%              12.9%
12/31/05               1.16               -             1.00%              15.5%
05/23/05               1.00               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.31      $        -             0.75%              13.2%
12/31/05               1.16               -             0.75%              15.7%
05/23/05               1.00               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.32      $        -             0.50%              13.5%
12/31/05               1.16               -             0.50%              15.9%
05/23/05               1.00               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.32      $        -             0.25%              13.8%
12/31/05               1.16               -             0.25%              16.1%
05/23/05               1.00               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.33      $        -             0.00%              14.1%
12/31/05               1.16               -             0.00%              16.2%
05/23/05               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006                2005
0.0%                0.0%

                             AUL American Unit Trust
                                     Pioneer
                          Papp Small and Mid Cap Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                                 Investments           Cost of       Mutual Fund
                                    at Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $        2,864    $        2,835               100
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $        2,864             2,623    $         1.09
Band 100                                 -                 -                1.10
Band 75                                  -                 -                1.10
Band 50                                  -                 -                1.11
Band 25                                  -                 -                1.11
Band 0                                   -                 -                1.11
                              --------------    --------------
Total                         $        2,864             2,623
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                                 4
                                                                  --------------
   Net investment income (loss)                                               (4)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                                 3
                                                                  --------------
   Net change in unrealized appreciation (depreciation)                       29
                                                                  --------------
   Net gain (loss)                                                            32
                                                                  --------------
Increase (decrease) in net assets from operations                 $           28
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     For the period
                                                       Year ended     from 05/23/05
                                                       12/31/2006       to 12/31/05
                                                     ------------    --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $         (4)   $          -
   Net realized gain (loss)                                   -                 -
   Realized gain distributions                                  3               -
   Net change in unrealized appreciation
      (depreciation)                                           29               -
                                                     ------------    --------------
Increase (decrease) in net assets from operations              28               -
                                                     ------------    --------------
Contract owner transactions:
   Proceeds from units sold                                 2,840               -
   Cost of units redeemed                                      (4)              -
                                                     ------------    --------------
   Increase (decrease)                                      2,836               -
                                                     ------------    --------------
Net increase (decrease)                                     2,864               -
Net assets, beginning                                         -                 -
                                                     ------------    --------------
Net assets, ending                                   $      2,864    $          -
                                                     ============    ==============

Units sold                                                  2,626               -
Units redeemed                                                 (3)              -
                                                     ------------    --------------
Net increase (decrease)                                     2,623               -
Units outstanding, beginning                                  -                 -
                                                     ------------    --------------
Units outstanding, ending                                   2,623               -
                                                     ============    ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $       2,840
Cost of units redeemed                                                        (4)
Net investment income (loss)                                                  (4)
Net realized gain (loss)                                                     -
Realized gain distributions                                                    3
Net change in unrealized appreciation (depreciation)                          29
                                                                   -------------
                                                                   $       2,864
                                                                   =============


The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                     Pioneer
                          Papp Small and Mid Cap Growth

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.09      $        3             1.25%               4.1%
12/31/05               1.05               -             1.25%               5.0%
05/23/05               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.10      $        -             1.00%               4.7%
12/31/05               1.05               -             1.00%               4.7%
05/23/05               1.00               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.10      $        -             0.75%               5.0%
12/31/05               1.05               -             0.75%               4.9%
05/23/05               1.00               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.11      $        -             0.50%              5.2%
12/31/05               1.05               -             0.50%              5.1%
05/23/05               1.00               -             0.50%              0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.11      $        -             0.25%               5.5%
12/31/05               1.05               -             0.25%               5.2%
05/23/05               1.00               -             0.25%               0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.11      $        -             0.00%               5.8%
12/31/05               1.05               -             0.00%               5.4%
05/23/05               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006                2005
0.0%                0.0%

                             AUL American Unit Trust
                                     Pioneer
                           Oak Ridge Large Cap Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                                 Investments           Cost of       Mutual Fund
                                    at Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $          -      $          -                 -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $          -                 -      $         1.10
Band 100                                 -                 -                1.11
Band 75                                  -                 -                1.11
Band 50                                  -                 -                1.11
Band 25                                  -                 -                1.12
Band 0                                   -                 -                1.12
                              --------------    --------------
Total                         $          -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     For the period
                                                       Year ended     from 05/23/05
                                                       12/31/2006       to 12/31/05
                                                     ------------    --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $        -      $          -
   Net realized gain (loss)                                   -                 -
   Realized gain distributions                                -                 -
   Net change in unrealized appreciation
      (depreciation)                                          -                 -
                                                     ------------    --------------
Increase (decrease) in net assets from operations             -                 -
                                                     ------------    --------------
Contract owner transactions:
   Proceeds from units sold                                   -                 -
   Cost of units redeemed                                     -                 -
                                                     ------------    --------------
   Increase (decrease)                                        -                 -
                                                     ------------    --------------
Net increase (decrease)                                       -                 -
Net assets, beginning                                         -                 -
                                                     ------------    --------------
Net assets, ending                                   $        -      $          -
                                                     ============    ==============

Units sold                                                    -                 -
Units redeemed                                                -                 -
                                                     ------------    --------------
Net increase (decrease)                                       -                 -
Units outstanding, beginning                                  -                 -
                                                     ------------    --------------
Units outstanding, ending                                     -                 -
                                                     ============    ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $         -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                   -------------
                                                                   $         -
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                     Pioneer
                           Oak Ridge Large Cap Growth

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.10      $        -             1.25%                1.0%
12/31/05               1.09               -             1.25%                9.0%
05/23/05               1.00               -             1.25%                0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.11      $        -             1.00%               1.4%
12/31/05               1.09               -             1.00%               9.0%
05/23/05               1.00               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.11      $        -             0.75%               1.7%
12/31/05               1.09               -             0.75%               9.1%
05/23/05               1.00               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.11      $        -             0.50%               1.9%
12/31/05               1.09               -             0.50%               9.3%
05/23/05               1.00               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.12      $        -             0.25%               2.2%
12/31/05               1.09               -             0.25%               9.5%
05/23/05               1.00               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.12      $        -             0.00%               2.4%
12/31/05               1.10               -             0.00%               9.6%
05/23/05               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006                2005
0.0%                0.0%

                             AUL American Unit Trust
                                     Pioneer
                             Pioneer Fund (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                                 Investments           Cost of       Mutual Fund
                                    at Value       Investments            Shares
                              --------------    --------------    --------------
Investments                   $       24,727    $       24,469               514
                                                ==============    ==============
Payable to general account              (684)
                              --------------
Net assets                    $       24,043
                              ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $       24,043            20,803    $         1.16
Band 100                                 -                 -                1.16
Band 75                                  -                 -                1.17
Band 50                                  -                 -                1.17
Band 25                                  -                 -                1.17
Band 0                                   -                 -                1.18
                              --------------    --------------
Total                         $       24,043            20,803
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $           56
   Mortality & expense charges                                                75
                                                                  --------------
   Net investment income (loss)                                              (19)
                                                                  --------------

Gain (loss) on investments:
   Net realized gain (loss)                                                   28
   Realized gain distributions                                               671
   Net change in unrealized appreciation (depreciation)                      258
                                                                  --------------
   Net gain (loss)                                                           957
                                                                  --------------
Increase (decrease) in net assets from operations                 $          938
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     For the period
                                                       Year ended     from 05/23/05
                                                       12/31/2006       to 12/31/05
                                                     ------------    --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $        (19)   $          -
   Net realized gain (loss)                                    28               -
   Realized gain distributions                                671               -
   Net change in unrealized appreciation
      (depreciation)                                          258               -
                                                     ------------    --------------
Increase (decrease) in net assets from operations             938               -
                                                     ------------    --------------
Contract owner transactions:
   Proceeds from units sold                                24,726               -
   Cost of units redeemed                                  (1,621)              -
                                                     ------------    --------------
   Increase (decrease)                                     23,105               -
                                                     ------------    --------------
Net increase (decrease)                                    24,043               -
Net assets, beginning                                         -                 -
                                                     ------------    --------------
Net assets, ending                                   $     24,043    $          -
                                                     ============    ==============

Units sold                                                 21,614               -
Units redeemed                                               (811)              -
                                                     ------------    --------------
Net increase (decrease)                                    20,803               -
Units outstanding, beginning                                  -                 -
                                                     ------------    --------------
Units outstanding, ending                                  20,803               -
                                                     ============    ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $      24,726
Cost of units redeemed                                                    (1,621)
Net investment income (loss)                                                 (19)
Net realized gain (loss)                                                      28
Realized gain distributions                                                  671
Net change in unrealized appreciation (depreciation)                         258
                                                                   -------------
                                                                   $      24,043
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                     Pioneer
                             Pioneer Fund (Class R)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.16     $        24             1.25%               8.0%
12/31/05               1.07               -             1.25%               7.0%
05/23/05               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.16      $        -             1.00%               8.6%
12/31/05               1.07               -             1.00%               6.9%
05/23/05               1.00               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.17      $        -             0.75%               8.8%
12/31/05               1.07               -             0.75%               7.0%
05/23/05               1.00               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.17      $        -             0.50%               9.1%
12/31/05               1.07               -             0.50%               7.2%
05/23/05               1.00               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.17      $        -             0.25%               9.4%
12/31/05               1.07               -             0.25%               7.4%
05/23/05               1.00               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.18      $        -             0.00%               9.7%
12/31/05               1.08               -             0.00%               7.5%
05/23/05               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006                2005
0.5%                0.0%

                             AUL American Unit Trust
                                       AIM
                                    Dynamics

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                                 Investments           Cost of       Mutual Fund
                                    at Value       Investments            Shares
                              --------------    --------------    --------------
                              --------------    --------------    --------------
Net assets                    $      489,459    $      411,328            23,068
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $      489,459           179,751    $         2.72
Band 100                                 -                 -                2.75
Band 75                                  -                 -                2.77
Band 50                                  -                 -                2.79
Band 25                                  -                 -                2.81
Band 0                                   -                 -                3.15
                              --------------    --------------
Total                         $      489,459           179,751
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                             5,003
                                                                  --------------
   Net investment income (loss)                                           (5,003)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               13,850
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                   40,695
                                                                  --------------
   Net gain (loss)                                                        54,545
                                                                  --------------

Increase (decrease) in net assets from operations                 $       49,542
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended     Year ended
                                                       12/31/2006     12/31/2005
                                                     ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $     (5,003)  $     (3,187)
   Net realized gain (loss)                                13,850         28,181
   Realized gain distributions                                -              -
   Net change in unrealized appreciation
  (depreciation)                                           40,695         (2,052)
                                                     ------------   ------------
Increase (decrease) in net assets from operations          49,542         22,942
                                                     ------------   ------------

Contract owner transactions:
   Proceeds from units sold                               244,065         68,265
   Cost of units redeemed                                 (51,028)       (87,621)
                                                     ------------   ------------
   Increase (decrease)                                    193,037        (19,356)
                                                     ------------   ------------
Net increase (decrease)                                   242,579          3,586
Net assets, beginning                                     246,880        243,294
                                                     ------------   ------------
Net assets, ending                                   $    489,459   $    246,880
                                                     ============   ============

Units sold                                                 96,249         30,702
Units redeemed                                            (20,844)       (38,431)
                                                     ------------   ------------
Net increase (decrease)                                    75,405         (7,729)
Units outstanding, beginning                              104,346        112,075
                                                     ------------   ------------
Units outstanding, ending                                 179,751        104,346
                                                     ============   ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $     638,691
Cost of units redeemed                                                  (257,324)
Net investment income (loss)                                             (11,483)
Net realized gain (loss)                                                  41,444
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                      78,131
                                                                   -------------
                                                                   $     489,459
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                       AIM
                                    Dynamics

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     2.72      $      489             1.25%              14.9%
12/31/05               2.37             247             1.25%               9.2%
12/31/04               2.17             244             1.25%              10.7%
12/31/03               1.96             153             1.25%              36.1%
12/31/02               1.44              33             1.25%             -33.9%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     2.75      $      -               1.00%              15.4%
12/31/05               2.38             -               1.00%               9.3%
12/31/04               2.18             -               1.00%              10.8%
12/31/03               1.96             -               1.00%              10.9%
10/02/03               1.77             -               1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     2.77      $      -               0.75%              15.7%
12/31/05               2.39             -               0.75%               9.5%
12/31/04               2.18             -               0.75%              11.1%
12/31/03               1.97             -               0.75%              11.0%
10/02/03               1.77             -               0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     2.79      $      -               0.50%              15.9%
12/31/05               2.41             -               0.50%               9.8%
12/31/04               2.19             -               0.50%              11.4%
12/31/03               1.97             -               0.50%              11.0%
10/02/03               1.77             -               0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     2.81      $      -               0.25%              16.2%
12/31/05               2.42             -               0.25%              10.1%
12/31/04               2.20             -               0.25%              11.7%
12/31/03               1.97             -               0.25%              11.1%
10/02/03               1.77             -               0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     3.15      $      -               0.00%              16.5%
12/31/05               2.71             -               0.00%              10.4%
12/31/04               2.45             -               0.00%              11.7%
12/31/03               2.20             -               0.00%              11.4%
10/02/03               1.97             -               0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006                2005               2004              2003               2002
0.0%                0.0%               0.0%              0.0%               0.0%

                             AUL American Unit Trust
                                       AIM
                               Financial Services

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                                 Investments           Cost of       Mutual Fund
                                    at Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $      341,403    $      348,881            12,042
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $      341,403           251,795    $         1.36
Band 100                                 -                 -                1.37
Band 75                                  -                 -                1.38
Band 50                                  -                 -                1.39
Band 25                                  -                 -                1.40
Band 0                                   -                 -                1.46
                              --------------    --------------
Total                         $      341,403           251,795
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $        4,217
   Mortality & expense charges                                             2,681
                                                                  --------------
   Net investment income (loss)                                            1,536
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               (1,553)
   Realized gain distributions                                            34,403
   Net change in unrealized appreciation (depreciation)                      378
                                                                  --------------
   Net gain (loss)                                                        33,228
                                                                  --------------
Increase (decrease) in net assets from operations                 $       34,764
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended     Year ended
                                                       12/31/2006     12/31/2005
                                                     ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $      1,536   $       (755)
   Net realized gain (loss)                                (1,553)         7,425
   Realized gain distributions                             34,403         11,121
   Net change in unrealized appreciation
  (depreciation)                                              378        (20,251)
                                                     ------------   ------------

Increase (decrease) in net assets from operations          34,764         (2,460)
                                                     ------------   ------------
Contract owner transactions:
   Proceeds from units sold                               215,542         39,497
   Cost of units redeemed                                 (26,523)      (173,835)
                                                     ------------   ------------
   Increase (decrease)                                    189,019       (134,338)
                                                     ------------   ------------
Net increase (decrease)                                   223,783       (136,798)
Net assets, beginning                                     117,620        254,418
                                                     ------------   ------------
Net assets, ending                                   $    341,403   $    117,620
                                                     ============   ============

Units sold                                                174,411         38,031
Units redeemed                                            (22,244)      (162,452)
                                                     ------------   ------------
Net increase (decrease)                                   152,167       (124,421)
Units outstanding, beginning                               99,628        224,049
                                                     ------------   ------------
Units outstanding, ending                                 251,795         99,628
                                                     ============   ============


--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $     538,161
Cost of units redeemed                                                  (263,360)
Net investment income (loss)                                                (291)
Net realized gain (loss)                                                   9,017
Realized gain distributions                                               65,354
Net change in unrealized appreciation (depreciation)                      (7,478)
                                                                   -------------
                                                                   $     341,403
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                       AIM
                               Financial Services

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.36      $      341             1.25%              14.9%
12/31/05               1.18             118             1.25%               3.5%
12/31/04               1.14             254             1.25%               7.5%
12/31/03               1.06             158             1.25%              27.7%
12/31/02               0.83              62             1.25%             -16.6%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.37      $      -               1.00%              15.0%
12/31/05               1.19             -               1.00%               4.4%
12/31/04               1.14             -               1.00%               7.4%
12/31/03               1.06             -               1.00%               8.7%
10/02/03               0.97             -               1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.38      $      -               0.75%              15.4%
12/31/05               1.19             -               0.75%               4.6%
12/31/04               1.14             -               0.75%               7.7%
12/31/03               1.06             -               0.75%               8.8%
10/02/03               0.97             -               0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.39      $      -               0.50%              15.7%
12/31/05               1.20             -               0.50%               4.8%
12/31/04               1.15             -               0.50%               7.9%
12/31/03               1.06             -               0.50%               8.9%
10/02/03               0.97             -               0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.40      $      -               0.25%              16.0%
12/31/05               1.21             -               0.25%               5.1%
12/31/04               1.15             -               0.25%               8.2%
12/31/03               1.06             -               0.25%               8.9%
10/02/03               0.97             -               0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.46      $      -               0.00%              16.3%
12/31/05               1.25             -               0.00%               5.3%
12/31/04               1.19             -               0.00%               8.7%
12/31/03               1.09             -               0.00%               8.8%
10/02/03               1.01             -               0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006                2005               2004              2003               2002
1.8%                0.8%               1.0%              0.8%               0.3%

                             AUL American Unit Trust
                                       AIM
                               Global Health Care

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                                 Investments           Cost of       Mutual Fund
                                    at Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $      399,577    $      415,965            14,038
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $      399,577           336,056    $         1.19
Band 100                                 -                 -                1.20
Band 75                                  -                 -                1.21
Band 50                                  -                 -                1.22
Band 25                                  -                 -                1.23
Band 0                                   -                 -                1.28
                              --------------    --------------
Total                         $      399,577           336,056
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                             4,639
                                                                  --------------
   Net investment income (loss)                                           (4,639)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                4,963
   Realized gain distributions                                            37,213
   Net change in unrealized appreciation (depreciation)                  (25,224)
                                                                  --------------
   Net gain (loss)                                                        16,952
                                                                  --------------
Increase (decrease) in net assets from operations                 $       12,313
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended     Year ended
                                                       12/31/2006     12/31/2005
                                                     ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $     (4,639)  $     (3,935)
   Net realized gain (loss)                                 4,963         37,459
   Realized gain distributions                             37,213         13,917
   Net change in unrealized appreciation
  (depreciation)                                          (25,224)       (23,875)
                                                     ------------   ------------

Increase (decrease) in net assets from operations          12,313         23,566
                                                     ------------   ------------
Contract owner transactions:
   Proceeds from units sold                               204,802        100,170
   Cost of units redeemed                                (149,214)      (114,673)
                                                     ------------   ------------
   Increase (decrease)                                     55,588        (14,503)
                                                     ------------   ------------
Net increase (decrease)                                    67,901          9,063
Net assets, beginning                                     331,676        322,613
                                                     ------------   ------------
Net assets, ending                                   $    399,577    $   331,676
                                                     ============   ============

Units sold                                                178,834         76,680
Units redeemed                                           (130,274)       (90,870)
                                                     ------------   ------------
Net increase (decrease)                                    48,560        (14,190)
Units outstanding, beginning                              287,496        301,686
                                                     ------------   ------------
Units outstanding, ending                                 336,056        287,496
                                                     ============   ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $     688,017
Cost of units redeemed                                                  (355,045)
Net investment income (loss)                                             (13,206)
Net realized gain (loss)                                                  45,069
Realized gain distributions                                               51,130
Net change in unrealized appreciation (depreciation)                     (16,388)
                                                                   -------------
                                                                   $     399,577
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                       AIM
                               Global Health Care

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.19      $      400             1.25%               3.4%
12/31/05               1.15             332             1.25%               4.9%
12/31/04               1.07             323             1.25%               4.9%
12/31/03               1.02             155             1.25%              25.9%
12/31/02               0.81              53             1.25%             -26.2%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.20      $      -               1.00%               3.3%
12/31/05               1.16             -               1.00%               7.9%
12/31/04               1.08             -               1.00%               5.5%
12/31/03               1.02             -               1.00%               8.7%
10/02/03               0.94             -               1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.21      $      -               0.75%               3.6%
12/31/05               1.17             -               0.75%               8.2%
12/31/04               1.08             -               0.75%               5.7%
12/31/03               1.02             -               0.75%               8.8%
10/02/03               0.94             -               0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.22      $      -               0.50%               3.8%
12/31/05               1.17             -               0.50%               8.5%
12/31/04               1.08             -               0.50%               6.0%
12/31/03               1.02             -               0.50%               8.8%
10/02/03               0.94             -               0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.23      $      -               0.25%               4.1%
12/31/05               1.18             -               0.25%             -36.3%
12/31/04               1.85             -               0.25%              81.3%
12/31/03               1.02             -               0.25%               8.9%
10/02/03               0.94             -               0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.28      $      -               0.00%              4.4%
12/31/05               1.22             -               0.00%              9.0%
12/31/04               1.12             -               0.00%              6.5%
12/31/03               1.05             -               0.00%              9.0%
10/02/03               0.97             -               0.00%              0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006                2005               2004              2003               2002
0.0%                0.0%               0.0%              0.0%               0.0%

                             AUL American Unit Trust
                                       AIM
                                   Technology

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                                 Investments           Cost of       Mutual Fund
                                    at Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $      267,715    $      243,711             9,392
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $      267,715           359,230    $         0.74
Band 100                                 -                 -                0.75
Band 75                                  -                 -                0.76
Band 50                                  -                 -                0.76
Band 25                                  -                 -                0.77
Band 0                                   -                 -                0.80
                              --------------    --------------
Total                         $      267,715           359,230
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                             2,634
                                                                  --------------
   Net investment income (loss)                                           (2,634)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                8,098
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                    4,601
                                                                  --------------
   Net gain (loss)                                                        12,699
                                                                  --------------
Increase (decrease) in net assets from operations                 $       10,065
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended     Year ended
                                                       12/31/2006     12/31/2005
                                                     ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $     (2,634)  $     (2,497)
   Net realized gain (loss)                                 8,098         10,414
   Realized gain distributions                                -              -
   Net change in unrealized appreciation
   (depreciation)                                           4,601         (6,068)
                                                     ------------   ------------
Increase (decrease) in net assets from operations          10,065          1,849
                                                     ------------   ------------
Contract owner transactions:
   Proceeds from units sold                               322,727         51,328
   Cost of units redeemed                                (275,643)       (43,608)
                                                     ------------   ------------
   Increase (decrease)                                     47,084          7,720
                                                     ------------   ------------
Net increase (decrease)                                    57,149          9,569
Net assets, beginning                                     210,566        200,997
                                                     ------------   ------------
Net assets, ending                                   $    267,715   $    210,566
                                                     ============   ============

Units sold                                                636,394        194,306
Units redeemed                                           (722,856)      (132,912)
                                                     ------------   ------------
Net increase (decrease)                                   (86,462)        61,394
Units outstanding, beginning                              445,692        384,298
                                                     ------------   ------------
Units outstanding, ending                                 359,230        445,692
                                                     ============   ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $     801,081
Cost of units redeemed                                                  (576,021)
Net investment income (loss)                                              (8,681)
Net realized gain (loss)                                                  27,332
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                      24,004
                                                                   -------------
                                                                   $     267,715
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                       AIM
                                   Technology

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     0.74      $      268             1.25%               7.9%
12/31/05               0.69             199             1.25%               1.5%
12/31/04               0.68             181             1.25%               1.5%
12/31/03               0.67             123             1.25%              42.6%
12/31/02               0.47              75             1.25%             -47.9%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     0.75      $      -               1.00%               8.5%
12/31/05               0.69             -               1.00%               1.1%
12/31/04               0.68             -               1.00%               2.3%
12/31/03               0.67             -               1.00%               9.0%
10/02/03               0.61             -               1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     0.76      $     -                0.75%               9.2%
12/31/05               0.69            -                0.75%               1.1%
12/31/04               0.69            -                0.75%               2.6%
12/31/03               0.67            -                0.75%               9.0%
10/02/03               0.61            -                0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     0.76      $        -             0.50%               9.5%
12/31/05               0.70               -             0.50%               1.3%
12/31/04               0.69               -             0.50%               2.8%
12/31/03               0.67               -             0.50%               9.1%
10/02/03               0.61               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     0.77      $       -              0.25%               9.7%
12/31/05               0.70              -              0.25%               1.6%
12/31/04               0.69              -              0.25%               3.1%
12/31/03               0.67              -              0.25%               9.2%
10/02/03               0.61              -              0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $      0.80     $       -              0.00%              10.0%
12/31/05                0.73             -              0.00%               1.8%
12/31/04                0.71             -              0.00%               3.2%
12/31/03                0.69             -              0.00%               9.4%
10/02/03                0.63             -              0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006                2005               2004              2003               2002
0.0%                0.0%               0.0%              0.0%               0.0%

                             AUL American Unit Trust
                                       AIM
                                     Energy

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                                 Investments           Cost of       Mutual Fund
                                    at Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $      691,213    $      782,635            18,098
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $      691,213           311,891    $          2.22
Band 100                                 -                 -                 2.23
Band 75                                  -                 -                 2.25
Band 50                                  -                 -                 2.27
Band 25                                  -                 -                 2.29
Band 0                                   -                 -                 2.38
                              --------------    --------------
Total                         $      691,213           311,891
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                             8,263
                                                                  --------------
   Net investment income (loss)                                           (8,263)
                                                                  --------------

Gain (loss) on investments:
   Net realized gain (loss)                                              103,000
   Realized gain distributions                                            99,551
   Net change in unrealized appreciation (depreciation)                 (167,442)
                                                                  --------------
   Net gain (loss)                                                        35,109
                                                                  --------------
Increase (decrease) in net assets from operations                 $       26,846
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended     Year ended
                                                       12/31/2006     12/31/2005
                                                     ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $     (8,263)  $     (4,820)
   Net realized gain (loss)                               103,000         28,253
   Realized gain distributions                             99,551         37,494
   Net change in unrealized appreciation
  (depreciation)                                         (167,442)        66,916
                                                     ------------   ------------
Increase (decrease) in net assets from operations          26,846        127,843
                                                     ------------   ------------
Contract owner transactions:
   Proceeds from units sold                               611,747        611,055
   Cost of units redeemed                                (702,060)       (78,020)
                                                     ------------   ------------
   Increase (decrease)                                    (90,313)       533,035
                                                     ------------   ------------
Net increase (decrease)                                   (63,467)       660,878
Net assets, beginning                                     754,680         93,802
                                                     ------------   ------------
Net assets, ending                                   $    691,213   $    754,680
                                                     ============   ============

Units sold                                                275,429        346,277
Units redeemed                                           (332,327)       (47,191)
                                                     ------------   ------------
Net increase (decrease)                                   (56,898)       299,086
Units outstanding, beginning                              368,789         69,703
                                                     ------------   ------------
Units outstanding, ending                                 311,891        368,789
                                                     ============   ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $   1,388,331
Cost of units redeemed                                                  (878,404)
Net investment income (loss)                                             (15,025)
Net realized gain (loss)                                                 150,688
Realized gain distributions                                              137,045
Net change in unrealized appreciation (depreciation)                     (91,422)
                                                                   -------------
                                                                   $     691,213
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                       AIM
                                     Energy

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     2.22      $      691             1.25%               8.1%
12/31/05               2.05             755             1.25%              51.9%
12/31/04               1.35              94             1.25%              35.0%
12/31/03               1.00              53             1.25%              22.0%
12/31/02               0.82              39             1.25%              -5.5%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     2.23      $       -              1.00%               8.6%
12/31/05               2.06              -              1.00%              52.8%
12/31/04               1.35              -              1.00%              34.9%
12/31/03               1.00              -              1.00%              12.0%
10/02/03               0.89              -              1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     2.25      $       -              0.75%               8.8%
12/31/05               2.07              -              0.75%              53.2%
12/31/04               1.35              -              0.75%              35.3%
12/31/03               1.00              -              0.75%              12.1%
10/02/03               0.89              -              0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     2.27      $        -             0.50%               9.1%
12/31/05               2.08               -             0.50%              53.6%
12/31/04               1.36               -             0.50%              35.6%
12/31/03               1.00               -             0.50%              12.2%
10/02/03               0.89               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     2.29      $       -              0.25%               9.4%
12/31/05               2.09              -              0.25%              54.0%
12/31/04               1.36              -              0.25%              35.9%
12/31/03               1.00              -              0.25%              12.2%
10/02/03               0.89              -              0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     2.38      $       -              0.00%               9.7%
12/31/05               2.17              -              0.00%              54.3%
12/31/04               1.41              -              0.00%              35.3%
12/31/03               1.04              -              0.00%              13.1%
10/02/03               0.92              -              0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006                2005               2004              2003               2002
0.0%                0.0%               0.0%              0.0%               0.0%

                             AUL American Unit Trust
                                       AIM
                                   Basic Value

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                                 Investments           Cost of       Mutual Fund
                                    at Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $      367,728    $      322,846            10,008
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $      367,728           286,574    $         1.28
Band 100                                 -                 -                1.29
Band 75                                  -                 -                1.30
Band 50                                  -                 -                1.31
Band 25                                  -                 -                1.33
Band 0                                   -                 -                1.36
                              --------------    --------------
Total                         $      367,728           286,574
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          262
   Mortality & expense charges                                             3,937
                                                                  --------------
   Net investment income (loss)                                           (3,675)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               26,550
   Realized gain distributions                                            19,755
   Net change in unrealized appreciation (depreciation)                   (4,391)
                                                                  --------------
   Net gain (loss)                                                        41,914
                                                                  --------------
Increase (decrease) in net assets from operations                 $       38,239
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended     Year ended
                                                       12/31/2006     12/31/2005
                                                     ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $     (3,675)  $     (3,303)
   Net realized gain (loss)                                26,550         22,034
   Realized gain distributions                             19,755            -
   Net change in unrealized appreciation
  (depreciation)                                           (4,391)        (5,976)
                                                     ------------   ------------
Increase (decrease) in net assets from operations          38,239         12,755
                                                     ------------   ------------

Contract owner transactions:
   Proceeds from units sold                               104,274         85,948
   Cost of units redeemed                                 (74,788)       (72,788)
                                                     ------------   ------------
   Increase (decrease)                                     29,486         13,160
                                                     ------------   ------------
Net increase (decrease)                                    67,725         25,915
Net assets, beginning                                     300,003        274,088
                                                     ------------   ------------
Net assets, ending                                   $    367,728   $    300,003
                                                     ============   ============

Units sold                                                 90,565         78,671
Units redeemed                                            (65,294)       (66,161)
                                                     ------------   ------------
Net increase (decrease)                                    25,271         12,510
Units outstanding, beginning                              261,303        248,793
                                                     ------------   ------------
Units outstanding, ending                                 286,574        261,303
                                                     ============   ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $     852,122
Cost of units redeemed                                                  (597,308)
Net investment income (loss)                                             (11,993)
Net realized gain (loss)                                                  60,270
Realized gain distributions                                               19,755
Net change in unrealized appreciation (depreciation)                      44,882
                                                                   -------------
                                                                   $     367,728
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                       AIM
                                   Basic Value

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.28      $      368             1.25%              11.6%
12/31/05               1.15             300             1.25%               4.5%
12/31/04               1.10             274             1.25%               8.9%
12/31/03               1.01             208             1.25%              31.2%
12/31/02               0.77             118             1.25%             -23.9%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.29      $       -              1.00%              12.0%
12/31/05               1.15              -              1.00%               4.4%
12/31/04               1.11              -              1.00%               9.9%
12/31/03               1.01              -              1.00%              10.3%
10/02/03               0.91              -              1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.30      $       -              0.75%              12.3%
12/31/05               1.16              -              0.75%               4.6%
12/31/04               1.11              -              0.75%              10.2%
12/31/03               1.01              -              0.75%              10.4%
10/02/03               0.91              -              0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.31      $        -             0.50%              12.6%
12/31/05               1.17               -             0.50%               4.9%
12/31/04               1.11               -             0.50%              10.5%
12/31/03               1.01               -             0.50%              10.5%
10/02/03               0.91               -             0.50%               0.0%


                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.33      $       -              0.25%              12.9%
12/31/05               1.17              -              0.25%               5.2%
12/31/04               1.12              -              0.25%              10.7%
12/31/03               1.01              -              0.25%              10.5%
10/02/03               0.91              -              0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.36      $       -              0.00%              13.2%
12/31/05               1.20              -              0.00%               5.4%
12/31/04               1.14              -              0.00%              11.1%
12/31/03               1.03              -              0.00%              10.5%
10/02/03               0.93              -              0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006                2005               2004              2003               2002
0.1%                0.0%               0.0%              0.0%               0.0%

                             AUL American Unit Trust
                                       AIM
                                 Mid Cap Equity

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                                 Investments           Cost of       Mutual Fund
                                    at Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $    1,242,452    $    1,356,621            46,781
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $    1,242,452           896,845    $         1.39
Band 100                                 -                 -                1.40
Band 75                                  -                 -                1.41
Band 50                                  -                 -                1.42
Band 25                                  -                 -                1.43
Band 0                                   -                 -                1.47
                              --------------    --------------
Total                         $    1,242,452           896,845
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $        8,408
   Mortality & expense charges                                            13,601
                                                                  --------------
   Net investment income (loss)                                           (5,193)
                                                                  --------------

Gain (loss) on investments:
   Net realized gain (loss)                                               16,018
   Realized gain distributions                                           210,590
   Net change in unrealized appreciation (depreciation)                 (121,593)
                                                                  --------------
   Net gain (loss)                                                       105,015
                                                                  --------------
Increase (decrease) in net assets from operations                 $       99,822
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended     Year ended
                                                       12/31/2006     12/31/2005
                                                     ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $     (5,193)  $    (10,519)
   Net realized gain (loss)                                16,018         27,412
   Realized gain distributions                            210,590         68,783
   Net change in unrealized appreciation
  (depreciation)                                         (121,593)       (31,974)
                                                     ------------   ------------
Increase (decrease) in net assets from operations          99,822         53,702
                                                     ------------   ------------
Contract owner transactions:
   Proceeds from units sold                               423,606        343,059
   Cost of units redeemed                                (226,515)      (137,189)
                                                     ------------   ------------
   Increase (decrease)                                    197,091        205,870
                                                     ------------   ------------
Net increase (decrease)                                   296,913        259,572
Net assets, beginning                                     945,539        685,967
                                                     ------------   ------------
Net assets, ending                                   $  1,242,452   $    945,539
                                                     ============   ============

Units sold                                                324,375        285,530
Units redeemed                                           (176,456)      (113,007)
                                                     ------------   ------------
Net increase (decrease)                                   147,919        172,523
Units outstanding, beginning                              748,926        576,403
                                                     ------------   ------------
Units outstanding, ending                                 896,845        748,926
                                                     ============   ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $   1,811,625
Cost of units redeemed                                                  (839,303)
Net investment income (loss)                                             (23,912)
Net realized gain (loss)                                                  85,052
Realized gain distributions                                              323,159
Net change in unrealized appreciation (depreciation)                    (114,169)
                                                                   -------------
                                                                   $   1,242,452
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                       AUL American Unit Trust
                                       AIM
                                 Mid Cap Equity

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.39      $    1,242             1.25%               9.9%
12/31/05               1.26             946             1.25%               5.9%
12/31/04               1.19             686             1.25%              12.3%
12/31/03               1.06             317             1.25%              26.2%
12/31/02               0.84              78             1.25%             -15.7%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.40      $       -              1.00%              10.0%
12/31/05               1.27              -              1.00%               6.3%
12/31/04               1.19              -              1.00%              12.8%
12/31/03               1.06              -              1.00%               7.7%
10/02/03               0.98              -              1.00%               0.0%


                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.41      $       -              0.75%              10.3%
12/31/05               1.28              -              0.75%               6.6%
12/31/04               1.20              -              0.75%              13.0%
12/31/03               1.06              -              0.75%               7.7%
10/02/03               0.98              -              0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.42      $       -              0.50%              10.6%
12/31/05               1.28              -              0.50%               6.8%
12/31/04               1.20              -              0.50%              13.3%
12/31/03               1.06              -              0.50%               7.8%
10/02/03               0.98              -              0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.43      $       -              0.25%              10.8%
12/31/05               1.29              -              0.25%               7.1%
12/31/04               1.21              -              0.25%              13.6%
12/31/03               1.06              -              0.25%               7.9%
10/02/03               0.98              -              0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.47      $      -               0.00%              11.1%
12/31/05               1.32             -               0.00%               7.4%
12/31/04               1.23             -               0.00%              13.7%
12/31/03               1.08             -               0.00%               8.1%
10/02/03               1.00             -               0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006                2005               2004              2003               2002
0.8%                0.0%               0.0%              0.0%               0.0%

                             AUL American Unit Trust
                                       AIM
                                Small Cap Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $      206,238    $      199,159             6,710
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $      206,238           149,799    $         1.38
Band 100                                 -                 -                1.39
Band 75                                  -                 -                1.40
Band 50                                  -                 -                1.41
Band 25                                  -                 -                1.42
Band 0                                   -                 -                1.46
                              --------------    --------------
Total                         $      206,238           149,799
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                             1,731
                                                                  --------------
   Net investment income (loss)                                           (1,731)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                4,652
   Realized gain distributions                                            13,995
   Net change in unrealized appreciation (depreciation)                    3,392
                                                                  --------------
   Net gain (loss)                                                        22,039
                                                                  --------------
Increase (decrease) in net assets from operations                 $       20,308
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     (1,731)   $       (719)
   Net realized gain (loss)                                4,652           1,022
   Realized gain distributions                            13,995           6,475
   Net change in unrealized appreciation
      (depreciation)                                       3,392          (1,832)
                                                    ------------    ------------
Increase (decrease) in net assets from operations         20,308           4,946
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              122,565          48,608
   Cost of units redeemed                                (24,632)         (2,212)
                                                    ------------    ------------
   Increase (decrease)                                    97,933          46,396
                                                    ------------    ------------
Net increase (decrease)                                  118,241          51,342
Net assets, beginning                                     87,997          36,655
                                                    ------------    ------------
Net assets, ending                                  $    206,238    $     87,997
                                                    ============    ============

Units sold                                                97,954          41,867
Units redeemed                                           (20,294)         (1,884)
                                                    ------------    ------------
Net increase (decrease)                                   77,660          39,983
Units outstanding, beginning                              72,139          32,156
                                                    ------------    ------------
Units outstanding, ending                                149,799          72,139
                                                    ============    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    209,202
Cost of units redeemed                                                   (34,333)
Net investment income (loss)                                              (2,929)
Net realized gain (loss)                                                   6,749
Realized gain distributions                                               20,470
Net change in unrealized appreciation (depreciation)                       7,079
                                                                    ------------
                                                                    $    206,238
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                       AIM
                                Small Cap Growth

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.38        $    206             1.25%              12.9%
12/31/05               1.22              88             1.25%               7.0%
12/31/04               1.14              37             1.25%               5.6%
12/31/03               1.08              22             1.25%              38.5%
12/31/02               0.78               -             1.25%             -21.3%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.39        $      -             1.00%              13.2%
12/31/05               1.23               -             1.00%               6.8%
12/31/04               1.15               -             1.00%               6.2%
12/31/03               1.08               -             1.00%               8.5%
10/02/03               1.00               -             1.00%               0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.40        $      -             0.75%              13.4%
12/31/05               1.23               -             0.75%               7.1%
12/31/04               1.15               -             0.75%               6.4%
12/31/03               1.08               -             0.75%               8.6%
10/02/03               1.00               -             0.75%               0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.41        $      -             0.50%              13.7%
12/31/05               1.24               -             0.50%               7.3%
12/31/04               1.16               -             0.50%               6.7%
12/31/03               1.08               -             0.50%               8.6%
10/02/03               1.00               -             0.50%               0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.42        $      -             0.25%              14.0%
12/31/05               1.25               -             0.25%               7.6%
12/31/04               1.16               -             0.25%               7.0%
12/31/03               1.08               -             0.25%               8.7%
10/02/03               1.00               -             0.25%               0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.46        $      -             0.00%              14.3%
12/31/05               1.28               -             0.00%               7.9%
12/31/04               1.18               -             0.00%               6.4%
12/31/03               1.11               -             0.00%               9.6%
10/02/03               1.01               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006         2005       2004       2003           2002
0.0%         0.0%       0.0%       0.0%           0.0%

                             AUL American Unit Trust
                                       AIM
                                     Leisure

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $       15,909    $       15,794               334
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $       15,909             9,388    $         1.69
Band 100                                 -                 -                1.71
Band 75                                  -                 -                1.72
Band 50                                  -                 -                1.74
Band 25                                  -                 -                1.75
Band 0                                   -                 -                1.79
                              --------------    --------------
Total                         $       15,909             9,388
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          202
   Mortality & expense charges                                                28
                                                                  --------------
   Net investment income (loss)                                              174
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  105
   Realized gain distributions                                               496
   Net change in unrealized appreciation (depreciation)                      115
                                                                  --------------
   Net gain (loss)                                                           716
                                                                  --------------
Increase (decrease) in net assets from operations                 $          890
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $        174    $        -
   Net realized gain (loss)                                  105             -
   Realized gain distributions                               496             -
   Net change in unrealized appreciation
      (depreciation)                                         115             -
                                                    ------------    ------------
Increase (decrease) in net assets from operations            890             -
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                               16,021             -
   Cost of units redeemed                                 (1,002)            -
                                                    ------------    ------------
   Increase (decrease)                                    15,019             -
                                                    ------------    ------------
Net increase (decrease)                                   15,909             -
Net assets, beginning                                        -               -
                                                    ------------    ------------
Net assets, ending                                  $     15,909    $        -
                                                    ============    ============

Units sold                                                10,036             -
Units redeemed                                              (648)            -
                                                    ------------    ------------
Net increase (decrease)                                    9,388             -
Units outstanding, beginning                                 -               -
                                                    ------------    ------------
Units outstanding, ending                                  9,388             -
                                                    ============    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $     16,021
Cost of units redeemed                                                    (1,002)
Net investment income (loss)                                                 174
Net realized gain (loss)                                                     105
Realized gain distributions                                                  496
Net change in unrealized appreciation (depreciation)                         115
                                                                    ------------
                                                                    $     15,909
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                       AIM
                                     Leisure

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.69        $     16             1.25%              22.8%
12/31/05               1.38               -             1.25%              -2.8%
12/31/04               1.42               -             1.25%              11.8%
12/31/03               1.27               -             1.25%              27.0%
04/30/03               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.71        $      -             1.00%              23.0%
12/31/05               1.39               -             1.00%              -2.4%
12/31/04               1.42               -             1.00%              12.2%
12/31/03               1.27               -             1.00%              10.9%
10/02/03               1.14               -             1.00%               0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.72        $      -             0.75%              23.3%
12/31/05               1.40               -             0.75%              -2.2%
12/31/04               1.43               -             0.75%              12.4%
12/31/03               1.27               -             0.75%              10.9%
10/02/03               1.14               -             0.75%               0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.74        $      -             0.50%              23.6%
12/31/05               1.40               -             0.50%              -1.9%
12/31/04               1.43               -             0.50%              12.7%
12/31/03               1.27               -             0.50%              11.0%
10/02/03               1.14               -             0.50%               0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.75        $      -             0.25%              23.9%
12/31/05               1.41               -             0.25%              -1.7%
12/31/04               1.44               -             0.25%              13.0%
12/31/03               1.27               -             0.25%              11.1%
10/02/03               1.14               -             0.25%               0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.79        $      -             0.00%              24.2%
12/31/05               1.44               -             0.00%              -1.4%
12/31/04               1.46               -             0.00%              13.3%
12/31/03               1.29               -             0.00%              11.1%
10/02/03               1.16               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006         2005
2.5%         0.0%

                             AUL American Unit Trust
                                       AIM
                              Basic Value (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $       45,608    $       43,708             1,259
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $       45,608            32,224    $         1.42
Band 100                                 -                 -                1.43
Band 75                                  -                 -                1.44
Band 50                                  -                 -                1.45
Band 25                                  -                 -                1.46
Band 0                                   -                 -                1.47
                              --------------    --------------
Total                         $       45,608            32,224
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               302
                                                                  --------------
   Net investment income (loss)                                             (302)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  460
   Realized gain distributions                                             2,431
   Net change in unrealized appreciation (depreciation)                    1,304
                                                                  --------------
   Net gain (loss)                                                         4,195
                                                                  --------------
Increase (decrease) in net assets from operations                 $        3,893
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $       (302)   $        (65)
   Net realized gain (loss)                                  460               5
   Realized gain distributions                             2,431             -
   Net change in unrealized appreciation
      (depreciation)                                       1,304             553
                                                    ------------    ------------
Increase (decrease) in net assets from operations          3,893             493
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                               36,519          10,484
   Cost of units redeemed                                 (6,566)            -
                                                    ------------    ------------
   Increase (decrease)                                    29,953          10,484
                                                    ------------    ------------
Net increase (decrease)                                   33,846          10,977
Net assets, beginning                                     11,762             785
                                                    ------------    ------------
Net assets, ending                                  $     45,608    $     11,762
                                                    ============    ============
Units sold                                                28,089           8,626
Units redeemed                                            (5,134)            -
                                                    ------------    ------------
Net increase (decrease)                                   22,955           8,626
Units outstanding, beginning                               9,269             643
                                                    ------------    ------------
Units outstanding, ending                                 32,224           9,269
                                                    ============    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $     47,746
Cost of units redeemed                                                    (6,566)
Net investment income (loss)                                                (368)
Net realized gain (loss)                                                     465
Realized gain distributions                                                2,431
Net change in unrealized appreciation (depreciation)                       1,900
                                                                    ------------
                                                                    $     45,608
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                       AIM
                              Basic Value (Class R)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.42        $     46             1.25%              11.4%
12/31/05               1.27              12             1.25%               4.1%
12/31/04               1.22               1             1.25%               8.9%
12/31/03               1.12               -             1.25%              10.9%
12/31/02               1.01               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.43        $      -             1.00%              11.8%
12/31/05               1.28               -             1.00%               4.2%
12/31/04               1.23               -             1.00%               9.7%
12/31/03               1.12               -             1.00%              10.3%
10/02/03               1.01               -             1.00%               0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.44        $      -             0.75%              12.1%
12/31/05               1.28               -             0.75%               4.4%
12/31/04               1.23               -             0.75%              10.0%
12/31/03               1.12               -             0.75%              10.3%
10/02/03               1.01               -             0.75%               0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.45        $      -             0.50%              12.3%
12/31/05               1.29               -             0.50%               4.7%
12/31/04               1.23               -             0.50%              10.3%
12/31/03               1.12               -             0.50%              10.4%
10/02/03               1.01               -             0.50%               0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.46        $      -             0.25%              12.6%
12/31/05               1.30               -             0.25%               4.9%
12/31/04               1.24               -             0.25%              10.6%
12/31/03               1.12               -             0.25%              10.5%
10/02/03               1.01               -             0.25%               0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.47        $      -             0.00%              12.9%
12/31/05               1.31               -             0.00%               5.2%
12/31/04               1.24               -             0.00%              10.8%
12/31/03               1.12               -             0.00%              10.5%
10/02/03               1.01               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006         2005       2004       2003           2002
0.0%         0.0%       0.0%       0.0%           0.0%

                             AUL American Unit Trust
                                       AIM
                                Energy (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $      312,791    $      351,272             8,160
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $      312,791           117,533    $         2.66
Band 100                                 -                 -                2.68
Band 75                                  -                 -                2.70
Band 50                                  -                 -                2.73
Band 25                                  -                 -                2.75
Band 0                                   -                 -                2.79
                              --------------    --------------
Total                         $      312,791           117,533
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                             2,068
                                                                  --------------
   Net investment income (loss)                                           (2,068)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                6,313
   Realized gain distributions                                            45,229
   Net change in unrealized appreciation (depreciation)                  (42,431)
                                                                  --------------
   Net gain (loss)                                                         9,111
                                                                  --------------
Increase (decrease) in net assets from operations                 $        7,043
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     (2,068)   $       (462)
   Net realized gain (loss)                                6,313           5,115
   Realized gain distributions                            45,229           3,083
   Net change in unrealized appreciation
      (depreciation)                                     (42,431)          3,950
                                                    ------------    ------------
Increase (decrease) in net assets from operations          7,043          11,686
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              292,620          51,090
   Cost of units redeemed                                (43,545)         (6,861)
                                                    ------------    ------------
   Increase (decrease)                                   249,075          44,229
                                                    ------------    ------------
Net increase (decrease)                                  256,118          55,915
Net assets, beginning                                     56,673             758
                                                    ------------    ------------
Net assets, ending                                  $    312,791    $     56,673
                                                    ============    ============
Units sold                                               110,980          26,126
Units redeemed                                           (16,509)         (3,533)
                                                    ------------    ------------
Net increase (decrease)                                   94,471          22,593
Units outstanding, beginning                              23,062             469
                                                    ------------    ------------
Units outstanding, ending                                117,533          23,062
                                                    ============    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    344,468
Cost of units redeemed                                                   (50,405)
Net investment income (loss)                                              (2,531)
Net realized gain (loss)                                                  11,428
Realized gain distributions                                               48,312
Net change in unrealized appreciation (depreciation)                     (38,481)
                                                                    ------------
                                                                    $    312,791
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                       AIM
                                Energy (Class A)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  2.66        $    313             1.25%               8.2%
12/31/05               2.46              57             1.25%              51.9%
12/31/04               1.62               1             1.25%              35.0%
12/31/03               1.20               -             1.25%              12.1%
10/01/03               1.07               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  2.68        $      -             1.00%               8.6%
12/31/05               2.47               -             1.00%              52.5%
12/31/04               1.62               -             1.00%              34.7%
12/31/03               1.20               -             1.00%              12.0%
10/02/03               1.07               -             1.00%               0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  2.70        $     -              0.75%               8.8%
12/31/05               2.49              -              0.75%              52.9%
12/31/04               1.63              -              0.75%              35.0%
12/31/03               1.20              -              0.75%              12.1%
10/02/03               1.07              -              0.75%               0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  2.73        $      -             0.50%               9.1%
12/31/05               2.50               -             0.50%              53.3%
12/31/04               1.63               -             0.50%              35.3%
12/31/03               1.20               -             0.50%              12.1%
10/02/03               1.07               -             0.50%               0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  2.75        $      -             0.25%               9.4%
12/31/05               2.51               -             0.25%              53.7%
12/31/04               1.64               -             0.25%              35.7%
12/31/03               1.21               -             0.25%              12.2%
10/02/03               1.07               -             0.25%               0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  2.79        $      -             0.00%               9.7%
12/31/05               2.54               -             0.00%              54.1%
12/31/04               1.65               -             0.00%              36.0%
12/31/03               1.21               -             0.00%              12.3%
10/02/03               1.08               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006         2005       2004       2003
0.0%         0.0%       0.0%       0.0%

                             AUL American Unit Trust
                                       AIM
                          Mid Cap Core Equity (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $      825,104    $      906,994            31,837
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $      814,370           585,637    $         1.39
Band 100                                 -                 -                1.40
Band 75                                  -                 -                1.41
Band 50                                  -                 -                1.42
Band 25                                  -                 -                1.44
Band 0                                10,734             7,408              1.45
                              --------------    --------------
Total                         $      825,104           593,045
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $        3,409
   Mortality & expense charges                                             8,034
                                                                  --------------
   Net investment income (loss)                                           (4,625)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                2,071
   Realized gain distributions                                           143,081
   Net change in unrealized appreciation (depreciation)                  (78,414)
                                                                  --------------
   Net gain (loss)                                                        66,738
                                                                  --------------
Increase (decrease) in net assets from operations                 $       62,113
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     (4,625)   $     (4,197)
   Net realized gain (loss)                                2,071             418
   Realized gain distributions                           143,081          35,585
   Net change in unrealized appreciation
      (depreciation)                                     (78,414)         (6,924)
                                                    ------------    ------------
Increase (decrease) in net assets from operations         62,113          24,882
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              303,021         387,181
   Cost of units redeemed                                (37,394)        (73,401)
                                                    ------------    ------------
   Increase (decrease)                                   265,627         313,780
                                                    ------------    ------------
Net increase (decrease)                                  327,740         338,662
Net assets, beginning                                    497,364         158,702
                                                    ------------    ------------
Net assets, ending                                  $    825,104    $    497,364
                                                    ============    ============
Units sold                                               254,634         319,867
Units redeemed                                           (53,096)        (60,496)
                                                    ------------    ------------
Net increase (decrease)                                  201,538         259,371
Units outstanding, beginning                             391,507         132,136
                                                    ------------    ------------
Units outstanding, ending                                593,045         391,507
                                                    ============    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    841,017
Cost of units redeemed                                                  (112,570)
Net investment income (loss)                                              (9,243)
Net realized gain (loss)                                                   2,630
Realized gain distributions                                              185,160
Net change in unrealized appreciation (depreciation)                     (81,890)
                                                                    ------------
                                                                    $    825,104
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                       AIM
                          Mid Cap Core Equity (Class R)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.39        $    814             1.25%               9.5%
12/31/05               1.27             497             1.25%               5.8%
12/31/04               1.20             159             1.25%              12.1%
12/31/03               1.07               -             1.25%               7.0%
10/01/03               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.40        $      -             1.00%               9.7%
12/31/05               1.28               -             1.00%               6.0%
12/31/04               1.20               -             1.00%              12.5%
12/31/03               1.07               -             1.00%              -0.3%
10/02/03               1.07               -             1.00%               0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.41        $      -             0.75%              10.0%
12/31/05               1.28               -             0.75%               6.3%
12/31/04               1.21               -             0.75%              12.8%
12/31/03               1.07               -             0.75%              -0.2%
10/02/03               1.07               -             0.75%               0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.42        $      -             0.50%              10.3%
12/31/05               1.29               -             0.50%               6.6%
12/31/04               1.21               -             0.50%              13.0%
12/31/03               1.07               -             0.50%              -0.2%
10/02/03               1.07               -             0.50%               0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.44        $      -             0.25%              10.6%
12/31/05               1.30               -             0.25%               6.8%
12/31/04               1.22               -             0.25%              13.3%
12/31/03               1.07               -             0.25%              -0.1%
10/02/03               1.07               -             0.25%               0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.45        $     11             0.00%              10.8%
12/31/05               1.31               -             0.00%               7.1%
12/31/04               1.22               -             0.00%              13.6%
12/31/03               1.07               -             0.00%               7.9%
10/02/03               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006         2005       2004       2003
0.5%         0.0%       0.0%        0%

                             AUL American Unit Trust
                                       AIM
                           Small Cap Growth (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $       83,808    $       85,160             2,912
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $       83,808            61,799    $         1.36
Band 100                                 -                 -                1.37
Band 75                                  -                 -                1.38
Band 50                                  -                 -                1.39
Band 25                                  -                 -                1.40
Band 0                                   -                 -                1.41
                              --------------    --------------
Total                         $       83,808            61,799
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               760
                                                                  --------------
   Net investment income (loss)                                             (760)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                2,804
   Realized gain distributions                                             5,975
   Net change in unrealized appreciation (depreciation)                   (1,971)
                                                                  --------------
   Net gain (loss)                                                         6,808
                                                                  --------------
Increase (decrease) in net assets from operations                 $        6,048
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $       (760)   $       (327)
   Net realized gain (loss)                                2,804             894
   Realized gain distributions                             5,975           2,550
   Net change in unrealized appreciation
      (depreciation)                                      (1,971)           (730)
                                                    ------------    ------------
Increase (decrease) in net assets from operations          6,048           2,387
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                               70,139          20,378
   Cost of units redeemed                                (26,302)         (3,555)
                                                    ------------    ------------
   Increase (decrease)                                    43,837          16,823
                                                    ------------    ------------
Net increase (decrease)                                   49,885          19,210
Net assets, beginning                                     33,923          14,713
                                                    ------------    ------------
Net assets, ending                                  $     83,808    $     33,923
                                                    ============    ============
Units sold                                                54,270          18,268
Units redeemed                                           (20,641)         (3,131)
                                                    ------------    ------------
Net increase (decrease)                                   33,629          15,137
Units outstanding, beginning                              28,170          13,033
                                                    ------------    ------------
Units outstanding, ending                                 61,799          28,170
                                                    ============    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    103,913
Cost of units redeemed                                                   (29,857)
Net investment income (loss)                                              (1,121)
Net realized gain (loss)                                                   3,700
Realized gain distributions                                                8,525
Net change in unrealized appreciation (depreciation)                      (1,352)
                                                                    ------------
                                                                    $     83,808
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                       AIM
                           Small Cap Growth (Class R)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.36        $     84             1.25%              13.0%
12/31/05               1.20              34             1.25%               6.2%
12/31/04               1.13              15             1.25%               5.6%
12/31/03               1.07               -             1.25%               9.2%
10/01/03               0.98               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.37        $      -             1.00%              12.9%
12/31/05               1.21               -             1.00%               6.5%
12/31/04               1.14               -             1.00%               5.9%
12/31/03               1.07               -             1.00%               8.4%
10/02/03               0.99               -             1.00%               0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.38        $      -             0.75%              13.2%
12/31/05               1.22               -             0.75%               6.8%
12/31/04               1.14               -             0.75%               6.2%
12/31/03               1.07               -             0.75%               8.5%
10/02/03               0.99               -             0.75%               0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.39        $      -             0.50%              13.5%
12/31/05               1.22               -             0.50%               7.0%
12/31/04               1.14               -             0.50%               6.4%
12/31/03               1.08               -             0.50%               8.6%
10/02/03               0.99               -             0.50%               0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.40        $      -             0.25%              13.8%
12/31/05               1.23               -             0.25%               7.3%
12/31/04               1.15               -             0.25%               6.7%
12/31/03               1.08               -             0.25%               8.6%
10/02/03               0.99               -             0.25%               0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.41        $      -             0.00%              14.0%
12/31/05               1.24               -             0.00%               7.6%
12/31/04               1.15               -             0.00%               7.0%
12/31/03               1.08               -             0.00%               8.7%
10/02/03               0.99               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006         2005       2004       2003
0.0%         0.0%       0.0%       0.0%

                             AUL American Unit Trust
                                       AIM
                              Technology (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $       36,195    $       33,750             1,197
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $       36,195            23,198    $         1.56
Band 100                                 -                 -                1.57
Band 75                                  -                 -                1.59
Band 50                                  -                 -                1.60
Band 25                                  -                 -                1.61
Band 0                                   -                 -                1.63
                              --------------    --------------
Total                         $       36,195            23,198
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               267
                                                                  --------------
   Net investment income (loss)                                             (267)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  346
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                    1,753
                                                                  --------------
   Net gain (loss)                                                         2,099
                                                                  --------------
Increase (decrease) in net assets from operations                 $        1,832
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $       (267)   $       (101)
   Net realized gain (loss)                                  346            (368)
   Realized gain distributions                               -               -
   Net change in unrealized appreciation
      (depreciation)                                       1,753             565
                                                    ------------    ------------
Increase (decrease) in net assets from operations          1,832              96
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                               27,054           4,929
   Cost of units redeemed                                 (4,049)            -
                                                    ------------    ------------
   Increase (decrease)                                    23,005           4,929
                                                    ------------    ------------
Net increase (decrease)                                   24,837           5,025
Net assets, beginning                                     11,358           6,333
                                                    ------------    ------------
Net assets, ending                                  $     36,195    $     11,358
                                                    ============    ============
Units sold                                                18,110           3,482
Units redeemed                                            (2,816)            -
                                                    ------------    ------------
Net increase (decrease)                                   15,294           3,482
Units outstanding, beginning                               7,904           4,422
                                                    ------------    ------------
Units outstanding, ending                                 23,198           7,904
                                                    ============    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $     37,991
Cost of units redeemed                                                    (3,848)
Net investment income (loss)                                                (371)
Net realized gain (loss)                                                     (22)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                       2,445
                                                                    ------------
                                                                    $     36,195
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                       AIM
                              Technology (Class A)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.56        $     36             1.25%               8.4%
12/31/05               1.44              11             1.25%               0.7%
12/31/04               1.43               6             1.25%               2.1%
12/31/03               1.40               -             1.25%               9.4%
10/01/03               1.28               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.57        $      -             1.00%               8.9%
12/31/05               1.44               -             1.00%               0.7%
12/31/04               1.43               -             1.00%               2.1%
12/31/03               1.40               -             1.00%               8.8%
10/02/03               1.29               -             1.00%               0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.59        $      -             0.75%               9.2%
12/31/05               1.45               -             0.75%               1.0%
12/31/04               1.44               -             0.75%               2.4%
12/31/03               1.41               -             0.75%               8.9%
10/02/03               1.29               -             0.75%               0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.60        $      -             0.50%               9.4%
12/31/05               1.46               -             0.50%               1.2%
12/31/04               1.44               -             0.50%               2.6%
12/31/03               1.41               -             0.50%               9.0%
10/02/03               1.29               -             0.50%               0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.61        $      -             0.25%               9.7%
12/31/05               1.47               -             0.25%               1.5%
12/31/04               1.45               -             0.25%               2.9%
12/31/03               1.41               -             0.25%               9.0%
10/02/03               1.29               -             0.25%               0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.63        $      -             0.00%              10.0%
12/31/05               1.49               -             0.00%               1.7%
12/31/04               1.46               -             0.00%               3.1%
12/31/03               1.42               -             0.00%               9.1%
10/02/03               1.30               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006         2005       2004       2003
0.0%         0.0%       0.0%       0.0%

                             AUL American Unit Trust
                                       AIM
                          Financial Services (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $       12,986    $       12,929               461
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $       12,986             8,040    $         1.62
Band 100                                 -                 -                1.63
Band 75                                  -                 -                1.64
Band 50                                  -                 -                1.66
Band 25                                  -                 -                1.67
Band 0                                   -                 -                1.69
                              --------------    --------------
Total                         $       12,986             8,040
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          155
   Mortality & expense charges                                                98
                                                                  --------------
   Net investment income (loss)                                               57
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                    8
   Realized gain distributions                                             1,266
   Net change in unrealized appreciation (depreciation)                      165
                                                                  --------------
   Net gain (loss)                                                         1,439
                                                                  --------------
Increase (decrease) in net assets from operations                 $        1,496
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $         57    $         24
   Net realized gain (loss)                                    8              (1)
   Realized gain distributions                             1,266             276
   Net change in unrealized appreciation
      (depreciation)                                         165            (108)
                                                    ------------    ------------
Increase (decrease) in net assets from operations          1,496             191
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                                9,124           2,800
   Cost of units redeemed                                   (625)            -
                                                    ------------    ------------
   Increase (decrease)                                     8,498           2,800
                                                    ------------    ------------
Net increase (decrease)                                    9,995           2,991
Net assets, beginning                                      2,991             -
                                                    ------------    ------------
Net assets, ending                                  $     12,986    $      2,991
                                                    ============    ============
Units sold                                                 6,336           2,129
Units redeemed                                              (425)            -
                                                    ------------    ------------
Net increase (decrease)                                    5,911           2,129
Units outstanding, beginning                               2,129             -
                                                    ------------    ------------
Units outstanding, ending                                  8,040           2,129
                                                    ============    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $     11,924
Cost of units redeemed                                                      (625)
Net investment income (loss)                                                  81
Net realized gain (loss)                                                       7
Realized gain distributions                                                1,542
Net change in unrealized appreciation (depreciation)                          57
                                                                    ------------
                                                                    $     12,986
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                       AIM
                          Financial Services (Class A)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.62        $     13             1.25%              14.6%
12/31/05               1.41               3             1.25%               3.7%
12/31/04               1.36               -             1.25%               7.1%
12/31/03               1.27               -             1.25%              27.0%
12/31/02               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.63        $      -             1.00%              15.2%
12/31/05               1.41               -             1.00%               4.1%
12/31/04               1.36               -             1.00%               7.2%
12/31/03               1.27               -             1.00%               8.7%
10/02/03               1.17               -             1.00%               0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.64        $      -             0.75%              15.4%
12/31/05               1.42               -             0.75%               4.4%
12/31/04               1.36               -             0.75%               7.5%
12/31/03               1.27               -             0.75%               8.8%
10/02/03               1.17               -             0.75%               0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.66        $      -             0.50%              15.7%
12/31/05               1.43               -             0.50%               4.6%
12/31/04               1.37               -             0.50%               7.7%
12/31/03               1.27               -             0.50%               8.8%
10/02/03               1.17               -             0.50%               0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.67        $      -             0.25%              16.0%
12/31/05               1.44               -             0.25%               4.9%
12/31/04               1.37               -             0.25%               8.0%
12/31/03               1.27               -             0.25%               8.9%
10/02/03               1.17               -             0.25%               0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.69        $      -             0.00%              16.3%
12/31/05               1.46               -             0.00%               5.2%
12/31/04               1.38               -             0.00%               8.3%
12/31/03               1.28               -             0.00%               9.0%
10/02/03               1.17               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006         2005       2004       2003           2002
1.9%         2.2%       0.0%       0.0%           0.0%

                             AUL American Unit Trust
                                       AIM
                             Global Equity (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $    3,562,107    $    3,579,921           216,537
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $    3,562,107         2,083,409    $         1.71
Band 100                                 -                 -                1.73
Band 75                                  -                 -                1.74
Band 50                                  -                 -                1.76
Band 25                                  -                 -                1.77
Band 0                                   -                 -                1.79
                              --------------    --------------
Total                         $    3,562,107         2,083,409
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $       39,469
   Mortality & expense charges                                            30,652
                                                                  --------------
   Net investment income (loss)                                            8,817
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                8,510
   Realized gain distributions                                           345,534
   Net change in unrealized appreciation (depreciation)                   (8,189)
                                                                  --------------
   Net gain (loss)                                                       345,855
                                                                  --------------
Increase (decrease) in net assets from operations                 $      354,672
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $      8,817    $        755
   Net realized gain (loss)                                8,510               1
   Realized gain distributions                           345,534          13,710
   Net change in unrealized appreciation
      (depreciation)                                      (8,189)         (9,625)
                                                    ------------    ------------
Increase (decrease) in net assets from operations        354,672           4,841
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            3,373,485         172,090
   Cost of units redeemed                               (342,972)             (9)
                                                    ------------    ------------
   Increase (decrease)                                 3,030,513         172,081
                                                    ------------    ------------
Net increase (decrease)                                3,385,185         176,922
Net assets, beginning                                    176,922             -
                                                    ------------    ------------
Net assets, ending                                  $  3,562,107    $    176,922
                                                    ============    ============
Units sold                                             2,492,441         121,163
Units redeemed                                          (530,188)             (7)
                                                    ------------    ------------
Net increase (decrease)                                1,962,253         121,156
Units outstanding, beginning                             121,156             -
                                                    ------------    ------------
Units outstanding, ending                              2,083,409         121,156
                                                    ============    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  3,544,766
Cost of units redeemed                                                  (342,981)
Net investment income (loss)                                              10,381
Net realized gain (loss)                                                   8,511
Realized gain distributions                                              359,244
Net change in unrealized appreciation (depreciation)                     (17,814)
                                                                    ------------
                                                                    $  3,562,107
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                       AIM
                             Global Equity (Class A)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.71        $  3,562             1.25%              17.4%
12/31/05               1.46             177             1.25%               8.1%
12/31/04               1.35               -             1.25%              20.5%
12/31/03               1.12               -             1.25%              12.0%
09/15/03               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.73        $      -             1.00%              17.7%
12/31/05               1.47               -             1.00%               8.2%
12/31/04               1.36               -             1.00%              20.7%
12/31/03               1.12               -             1.00%              10.7%
10/02/03               1.02               -             1.00%               0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.74        $      -             0.75%              18.0%
12/31/05               1.48               -             0.75%               8.5%
12/31/04               1.36               -             0.75%              21.0%
12/31/03               1.13               -             0.75%              10.8%
10/02/03               1.02               -             0.75%               0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.76        $      -             0.50%              18.3%
12/31/05               1.49               -             0.50%               8.7%
12/31/04               1.37               -             0.50%              21.3%
12/31/03               1.13               -             0.50%              10.8%
10/02/03               1.02               -             0.50%               0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.77        $      -             0.25%              18.6%
12/31/05               1.49               -             0.25%               9.0%
12/31/04               1.37               -             0.25%              21.6%
12/31/03               1.13               -             0.25%              10.9%
10/02/03               1.02               -             0.25%               0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.79        $      -             0.00%              18.9%
12/31/05               1.50               -             0.00%               9.3%
12/31/04               1.37               -             0.00%              21.9%
12/31/03               1.13               -             0.00%              11.0%
10/02/03               1.02               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006         2005       2004       2003
2.1%         1.1%       0.0%       0.0%

                             AUL American Unit Trust
                                       AIM
                          Capital Development (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $          -      $          -                 -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $          -                 -      $         1.04
Band 100                                 -                 -                1.04
Band 75                                  -                 -                1.04
Band 50                                  -                 -                1.04
Band 25                                  -                 -                1.04
Band 0                                   -                 -                1.04
                              --------------    --------------
Total                         $          -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 10/23/06
                                                                     to 12/31/06
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $          -
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation
      (depreciation)                                                         -
                                                                  --------------
Increase (decrease) in net assets from operations                            -
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                                  -
   Cost of units redeemed                                                    -
                                                                  --------------
   Increase (decrease)                                                       -
                                                                  --------------
Net increase (decrease)                                                      -
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $          -
                                                                  ==============
Units sold                                                                   -
Units redeemed                                                               -
                                                                  --------------
Net increase (decrease)                                                      -
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                                    -
                                                                  ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                          $          -
Cost of units redeemed
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                  --------------
                                                                  $          -
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                       AIM
                          Capital Development (Class R)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04      $        -             1.25%               3.9%
10/23/06               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04      $        -             1.00%               4.0%
10/23/06               1.00               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04      $        -             0.75%               4.0%
10/23/06               1.00               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04      $        -             0.50%               4.1%
10/23/06               1.00               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04      $        -             0.25%               4.1%
10/23/06               1.00               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04      $        -             0.00%               4.2%
10/23/06               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

                                      2006
                                      ----
                                      0.0%

                             AUL American Unit Trust
                                       AIM
                       Capital Development (Institutional)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $          -      $          -                 -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $          -                 -      $         1.04
Band 100                                 -                 -                1.04
Band 75                                  -                 -                1.04
Band 50                                  -                 -                1.04
Band 25                                  -                 -                1.04
Band 0                                   -                 -                1.04
                              --------------    --------------
Total                         $          -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 10/23/06
                                                                     to 12/31/06
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $          -
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation
      (depreciation)                                                         -
                                                                  --------------
Increase (decrease) in net assets from operations                            -
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                                  -
   Cost of units redeemed                                                    -
                                                                  --------------
   Increase (decrease)                                                       -
                                                                  --------------
Net increase (decrease)                                                      -
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $          -
                                                                  ==============
Units sold                                                                   -
Units redeemed                                                               -
                                                                  --------------
Net increase (decrease)                                                      -
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                                    -
                                                                  ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                          $          -
Cost of units redeemed
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                  --------------
                                                                  $          -
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                       AIM
                       Capital Development (Institutional)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04      $        -             1.25%               4.1%
10/23/06               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04      $        -             1.00%               4.1%
10/23/06               1.00               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04      $        -             0.75%               4.2%
10/23/06               1.00               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04      $        -             0.50%               4.2%
10/23/06               1.00               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04      $        -             0.25%               4.3%
10/23/06               1.00               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04      $        -             0.00%               4.3%
10/23/06               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

                                      2006
                                      ----
                                      0.0%

                             AUL American Unit Trust
                                       AIM
                      International Growth (Institutional)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $          -      $          -                 -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $          -                 -      $         1.08
Band 100                                 -                 -                1.08
Band 75                                  -                 -                1.08
Band 50                                  -                 -                1.08
Band 25                                  -                 -                1.08
Band 0                                   -                 -                1.08
                              --------------    --------------
Total                         $          -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 10/23/06
                                                                     to 12/31/06
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $          -
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation
      (depreciation)                                                         -
                                                                  --------------
Increase (decrease) in net assets from operations                            -
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                                  -
   Cost of units redeemed                                                    -
                                                                  --------------
   Increase (decrease)                                                       -
                                                                  --------------
Net increase (decrease)                                                      -
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $          -
                                                                  ==============
Units sold                                                                   -
Units redeemed                                                               -
                                                                  --------------
Net increase (decrease)                                                      -
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                                    -
                                                                  ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                          $          -
Cost of units redeemed
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                  --------------
                                                                  $          -
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                       AIM
                      International Growth (Institutional)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.08      $        -             1.25%               8.2%
10/23/06               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.08      $        -             1.00%               8.2%
10/23/06               1.00               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.08      $        -             0.75%               8.3%
10/23/06               1.00               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.08      $        -             0.50%               8.3%
10/23/06               1.00               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.08      $        -             0.25%               8.4%
10/23/06               1.00               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.08      $        -             0.00%               8.4%
10/23/06               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

                                      2006
                                      ----
                                      0.0%

                             AUL American Unit Trust
                                       AIM
                         International Growth (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $          -      $          -                 -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $          -                 -      $         1.08
Band 100                                 -                 -                1.08
Band 75                                  -                 -                1.08
Band 50                                  -                 -                1.08
Band 25                                  -                 -                1.08
Band 0                                   -                 -                1.08
                              --------------    --------------
Total                         $          -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 10/23/06
                                                                     to 12/31/06
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $          -
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation
      (depreciation)                                                         -
                                                                  --------------
Increase (decrease) in net assets from operations                            -
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                                  -
   Cost of units redeemed                                                    -
                                                                  --------------
   Increase (decrease)                                                       -
                                                                  --------------
Net increase (decrease)                                                      -
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $          -
                                                                  ==============
Units sold                                                                   -
Units redeemed                                                               -
                                                                  --------------
Net increase (decrease)                                                      -
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                                    -
                                                                  ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                          $          -
Cost of units redeemed
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                  --------------
                                                                  $          -
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                       AIM
                         International Growth (Class R)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.08      $        -             1.25%               8.0%
10/23/06               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.08      $        -             1.00%               8.1%
10/23/06               1.00               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.08      $        -             0.75%               8.1%
10/23/06               1.00               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.08      $        -             0.50%               8.2%
10/23/06               1.00               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.08      $        -             0.25%               8.2%
10/23/06               1.00               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.08      $        -             0.00%               8.3%
10/23/06               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

                                      2006
                                      ----
                                      0.0%

                             AUL American Unit Trust
                                       AIM
                          Global Health Care (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $        6,876    $        7,098               241
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $        4,249             3,021    $         1.41
Band 100                               2,627             1,853              1.42
Band 75                                 -                 -                 1.43
Band 50                                 -                 -                 1.44
Band 25                                 -                 -                 1.45
Band 0                                  -                 -                 1.47
                              --------------    --------------
Total                         $        6,876             4,874
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $         -
   Mortality & expense charges                                                28
                                                                  --------------
   Net investment income (loss)                                              (28)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                    1
   Realized gain distributions                                               639
   Net change in unrealized appreciation (depreciation)                     (222)
                                                                  --------------
   Net gain (loss)                                                           418
                                                                  --------------
Increase (decrease) in net assets from operations                 $          390
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $        (28)   $        -
   Net realized gain (loss)                                    1             -
   Realized gain distributions                               639             -
   Net change in unrealized appreciation
      (depreciation)                                        (222)            -
                                                    ------------    ------------
Increase (decrease) in net assets from operations            390             -
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                                6,489             -
   Cost of units redeemed                                     (3)            -
                                                    ------------    ------------
   Increase (decrease)                                     6,486             -
                                                    ------------    ------------
Net increase (decrease)                                    6,876             -
Net assets, beginning                                       -                -
                                                    ------------    ------------
Net assets, ending                                  $      6,876    $        -
                                                    ============    ============
Units sold                                                 4,875             -
Units redeemed                                                (1)            -
                                                    ------------    ------------
Net increase (decrease)                                    4,874             -
Units outstanding, beginning                                -                -
                                                    ------------    ------------
Units outstanding, ending                                  4,874             -
                                                    ============    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $      6,489
Cost of units redeemed                                                        (3)
Net investment income (loss)                                                 (28)
Net realized gain (loss)                                                       1
Realized gain distributions                                                  639
Net change in unrealized appreciation (depreciation)                        (222)
                                                                    ------------
                                                                    $      6,876
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                       AIM
                          Global Health Care (Class A)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.41      $        4             1.25%               3.4%
12/31/05               1.36               -             1.25%               7.1%
12/31/04               1.27               -             1.25%               5.0%
12/31/03               1.21               -             1.25%              21.0%
12/31/02               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.42      $        3             1.00%               3.3%
12/31/05               1.37               -             1.00%               7.8%
12/31/04               1.27               -             1.00%               5.0%
12/31/03               1.21               -             1.00%               8.5%
10/02/03               1.12               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.43      $        -             0.75%               3.6%
12/31/05               1.38               -             0.75%               8.0%
12/31/04               1.28               -             0.75%               5.3%
12/31/03               1.21               -             0.75%               8.6%
10/02/03               1.12               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.44      $        -             0.50%               3.8%
12/31/05               1.39               -             0.50%               8.3%
12/31/04               1.28               -             0.50%               5.6%
12/31/03               1.21               -             0.50%               8.6%
10/02/03               1.12               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.45      $        -             0.25%               4.1%
12/31/05               1.40               -             0.25%               8.6%
12/31/04               1.29               -             0.25%               5.8%
12/31/03               1.21               -             0.25%               8.7%
10/02/03               1.12               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.47      $        -             0.00%               4.4%
12/31/05               1.41               -             0.00%               8.9%
12/31/04               1.30               -             0.00%               6.1%
12/31/03               1.22               -             0.00%               8.8%
10/02/03               1.12               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006                2005               2004              2003               2002
0.0%                0.0%               0.0%              0.0%               0.0%

                             AUL American Unit Trust
                                    Vanguard
                                 Short-Term Bond

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $    1,001,729    $    1,010,027            97,339
                              ==============    ==============    ==============


                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $    1,001,729           633,695    $         1.58
Band 100                                 -                 -                1.59
Band 75                                  -                 -                1.61
Band 50                                  -                 -                1.62
Band 25                                  -                 -                1.63
Band 0                                   -                 -                1.83
                              --------------    --------------
Total                         $    1,001,729           633,695
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $       35,396
   Mortality & expense charges                                            10,868
                                                                  --------------
   Net investment income (loss)                                           24,528
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               (5,210)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                    8,032
                                                                  --------------
   Net gain (loss)                                                         2,822
                                                                  --------------
Increase (decrease) in net assets from operations                 $       27,350
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended      Year ended
                                                       12/31/2006      12/31/2005
                                                    -------------   -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $      24,528   $      13,678
   Net realized gain (loss)                                (5,210)         (7,402)
   Realized gain distributions                                -               -
   Net change in unrealized appreciation
   (depreciation)                                           8,032          (2,455)
                                                    -------------   -------------
Increase (decrease) in net assets from operations          27,350           3,821
                                                    -------------   -------------
Contract owner transactions:
   Proceeds from units sold                               397,828         246,225
   Cost of units redeemed                                (174,942)       (267,098)
                                                    -------------   -------------
   Increase (decrease)                                    222,886         (20,873)
                                                    -------------   -------------
Net increase (decrease)                                   250,236         (17,052)
Net assets, beginning                                     751,493         768,545
                                                    -------------   -------------
Net assets, ending                                  $   1,001,729   $     751,493
                                                    =============   =============

Units sold                                                258,058         161,364
Units redeemed                                           (114,132)       (175,468)
                                                    -------------   -------------
Net increase (decrease)                                   143,926         (14,104)
Units outstanding, beginning                              489,769         503,873
                                                    -------------   -------------
Units outstanding, ending                                 633,695         489,769
                                                    =============   =============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $   1,862,328
Cost of units redeemed                                                   (895,730)
Net investment income (loss)                                               55,030
Net realized gain (loss)                                                  (16,007)
Realized gain distributions                                                 4,406
Net change in unrealized appreciation (depreciation)                       (8,298)
                                                                    -------------
                                                                    $   1,001,729
                                                                    =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                    Vanguard
                                 Short-Term Bond

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.58      $    1,002             1.25%              3.3%
12/31/05               1.53             751             1.25%              0.0%
12/31/04               1.53             769             1.25%              0.7%
12/31/03               1.52             502             1.25%              2.0%
12/31/02               1.49             183             1.25%              6.3%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.59      $        -             1.00%              3.3%
12/31/05               1.54               -             1.00%              0.8%
12/31/04               1.53               -             1.00%              0.4%
12/31/03               1.53               -             1.00%             -0.1%
10/02/03               1.53               -             1.00%              0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.61      $        -             0.75%              3.5%
12/31/05               1.55               -             0.75%              1.1%
12/31/04               1.54               -             0.75%              0.6%
12/31/03               1.53               -             0.75%              0.0%
10/02/03               1.53               -             0.75%              0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.62      $        -             0.50%              3.8%
12/31/05               1.56               -             0.50%              1.3%
12/31/04               1.54               -             0.50%              0.9%
12/31/03               1.53               -             0.50%              0.0%
10/02/03               1.53               -             0.50%              0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.63      $        -             0.25%              4.1%
12/31/05               1.57               -             0.25%              1.6%
12/31/04               1.55               -             0.25%              1.1%
12/31/03               1.53               -             0.25%              0.1%
10/02/03               1.53               -             0.25%              0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.83      $        -             0.00%              4.3%
12/31/05               1.76               -             0.00%              1.8%
12/31/04               1.72               -             0.00%              1.4%
12/31/03               1.70               -             0.00%              0.1%
10/02/03               1.70               -             0.00%              0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006      2005      2004      2003      2002
4.0%      3.2%      2.8%      3.1%      2.5%

                             AUL American Unit Trust
                                    Vanguard
                                    Explorer

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $   10,800,637    $   11,409,449           146,795
                              ==============    ==============    ==============


                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $   10,800,637         3,446,887    $         3.13
Band 100                              -                 -                   3.16
Band 75                               -                 -                   3.18
Band 50                               -                 -                   3.21
Band 25                               -                 -                   3.24
Band 0                                -                 -                   3.63
                              --------------    --------------
Total                         $   10,800,637         3,446,887
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $       42,587
   Mortality & expense charges                                           120,038
                                                                  --------------
   Net investment income (loss)                                          (77,451)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              508,744
   Realized gain distributions                                           988,031
   Net change in unrealized appreciation (depreciation)                 (881,114)
                                                                  --------------
   Net gain (loss)                                                       615,661
                                                                  --------------
Increase (decrease) in net assets from operations                 $      538,210
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended      Year ended
                                                       12/31/2006      12/31/2005
                                                    -------------   -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     (77,451)  $     (45,587)
   Net realized gain (loss)                               508,744         206,901
   Realized gain distributions                            988,031         490,029
   Net change in unrealized appreciation
   (depreciation)                                        (881,114)       (371,103)
                                                    -------------   -------------
Increase (decrease) in net assets from operations         538,210         280,240
                                                    -------------   -------------
Contract owner transactions:
   Proceeds from units sold                            10,349,625       4,349,084
   Cost of units redeemed                              (6,577,474)     (3,597,217)
                                                    -------------   -------------
   Increase (decrease)                                  3,772,151         751,867
                                                    -------------   -------------
Net increase (decrease)                                 4,310,361       1,032,107
Net assets, beginning                                   6,490,276       5,458,169
                                                    -------------   -------------
Net assets, ending                                   $ 10,800,637   $   6,490,276
                                                    =============   =============

Units sold                                              3,455,526       1,577,372
Units redeemed                                         (2,252,117)     (1,370,940)
                                                    -------------   -------------
Net increase (decrease)                                 1,203,409         206,432
Units outstanding, beginning                            2,243,478       2,037,046
                                                    -------------   -------------
Units outstanding, ending                               3,446,887       2,243,478
                                                    =============   =============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  67,525,660
Cost of units redeemed                                                (58,734,663)
Net investment income (loss)                                             (202,885)
Net realized gain (loss)                                                1,338,022
Realized gain distributions                                             1,483,315
Net change in unrealized appreciation (depreciation)                     (608,812)
                                                                    -------------
                                                                    $  10,800,637
                                                                    =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                    Vanguard
                                    Explorer

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     3.13      $   10,801             1.25%               8.4%
12/31/05               2.89           6,490             1.25%               7.8%
12/31/04               2.68           5,448             1.25%              12.1%
12/31/03               2.39           4,219             1.25%              43.1%
12/31/02               1.67           1,980             1.25%             -25.5%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     3.16    $          -             1.00%              8.6%
12/31/05               2.91               -             1.00%              8.0%
12/31/04               2.69               -             1.00%             12.8%
12/31/03               2.39               -             1.00%              9.6%
10/02/03               2.18               -             1.00%              0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     3.18      $        -             0.75%              8.9%
12/31/05               2.93               -             0.75%              8.3%
12/31/04               2.70               -             0.75%             13.1%
12/31/03               2.39               -             0.75%              9.7%
10/02/03               2.18               -             0.75%              0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     3.21      $        -             0.50%              9.1%
12/31/05               2.94               -             0.50%              8.6%
12/31/04               2.71               -             0.50%             13.4%
12/31/03               2.39               -             0.50%              9.7%
10/02/03               2.18               -             0.50%              0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     3.24      $        -             0.25%              9.4%
12/31/05               2.96               -             0.25%              8.9%
12/31/04               2.72               -             0.25%             13.6%
12/31/03               2.39               -             0.25%              9.8%
10/02/03               2.18               -             0.25%              0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     3.63      $        -             0.00%              9.7%
12/31/05               3.31               -             0.00%              9.1%
12/31/04               3.03               -             0.00%             13.1%
12/31/03               2.68               -             0.00%             10.7%
10/02/03               2.42               -             0.00%              0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006      2005      2004      2003      2002
0.5%      0.4%      0.0%      0.0%      0.1%

                             AUL American Unit Trust
                               Ariel Mutual Funds
                                      Ariel

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                                 Investments           Cost of       Mutual Fund
                                    at Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $    1,509,479    $    1,524,921            29,102
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $    1,509,479         1,074,915    $         1.40
Band 100                                 -                 -                1.42
Band 75                                  -                 -                1.43
Band 50                                  -                 -                1.44
Band 25                                  -                 -                1.45
Band 0                                   -                 -                1.49
                              --------------    --------------
Total                         $    1,509,479         1,074,915
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                            20,080
                                                                  --------------
   Net investment income (loss)                                          (20,080)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               23,962
   Realized gain distributions                                            90,751
   Net change in unrealized appreciation (depreciation)                   35,776
                                                                  --------------
   Net gain (loss)                                                       150,489
                                                                  --------------
Increase (decrease) in net assets from operations                 $      130,409
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended     Year ended
                                                       12/31/2006     12/31/2005
                                                     ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $    (20,080)  $    (13,998)
   Net realized gain (loss)                                23,962        164,386
   Realized gain distributions                             90,751        106,680
   Net change in unrealized appreciation
      (depreciation)                                       35,776       (289,940)
                                                     ------------   ------------
Increase (decrease) in net assets from operations         130,409        (32,872)
                                                     ------------   ------------
Contract owner transactions:
   Proceeds from units sold                               863,115        886,046
   Cost of units redeemed                              (1,155,800)    (1,236,415)
                                                     ------------   ------------
   Increase (decrease)                                   (292,685)      (350,369)
                                                     ------------   ------------
Net increase (decrease)                                  (162,276)      (383,241)
Net assets, beginning                                   1,671,755      2,054,996
                                                     ------------   ------------
Net assets, ending                                   $  1,509,479   $  1,671,755
                                                     ============   ============

Units sold                                                775,815        687,949
Units redeemed                                           (998,262)      (980,131)
                                                     ------------   ------------
Net increase (decrease)                                  (222,447)      (292,182)
Units outstanding, beginning                            1,297,362      1,589,544
                                                     ------------   ------------
Units outstanding, ending                               1,074,915      1,297,362
                                                     ============   ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $   3,760,672
Cost of units redeemed                                                (2,658,866)
Net investment income (loss)                                             (50,645)
Net realized gain (loss)                                                 210,934
Realized gain distributions                                              262,826
Net change in unrealized appreciation (depreciation)                     (15,442)
                                                                   -------------
                                                                   $   1,509,479
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                               Ariel Mutual Funds
                                      Ariel

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.40      $    1,509             1.25%               8.9%
12/31/05               1.29           1,672             1.25%               0.0%
12/31/04               1.29           2,055             1.25%              20.6%
12/31/03               1.07             387             1.25%              25.9%
12/31/02               0.85              83             1.25%             -15.1%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.42      $        -             1.00%               9.3%
12/31/05               1.30               -             1.00%              -0.1%
12/31/04               1.30               -             1.00%              20.8%
12/31/03               1.07               -             1.00%               7.4%
10/02/03               1.00               -             1.00%               0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.43      $        -             0.75%               9.5%
12/31/05               1.30               -             0.75%               0.2%
12/31/04               1.30               -             0.75%              21.1%
12/31/03               1.07               -             0.75%               7.4%
10/02/03               1.00               -             0.75%               0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.44      $        -             0.50%               9.8%
12/31/05               1.31               -             0.50%               0.4%
12/31/04               1.30               -             0.50%              21.4%
12/31/03               1.08               -             0.50%               7.5%
10/02/03               1.00               -             0.50%               0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.45      $        -             0.25%              10.1%
12/31/05               1.32               -             0.25%               0.7%
12/31/04               1.31               -             0.25%              21.7%
12/31/03               1.08               -             0.25%               7.6%
10/02/03               1.00               -             0.25%               0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.49      $        -             0.00%              10.3%
12/31/05               1.35               -             0.00%               0.9%
12/31/04               1.34               -             0.00%              21.2%
12/31/03               1.10               -             0.00%               8.3%
10/02/03               1.02               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006      2005      2004      2003       2002
0.0%      0.3%      0.1%      0.0%       0.0%

                             AUL American Unit Trust
                               Ariel Mutual Funds
                               Ariel Appreciation

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                                 Investments           Cost of       Mutual Fund
                                    at Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $    1,471,121    $    1,433,837            30,510
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $    1,471,121         1,108,088    $         1.33
Band 100                                 -                 -                1.34
Band 75                                  -                 -                1.35
Band 50                                  -                 -                1.36
Band 25                                  -                 -                1.37
Band 0                                   -                 -                1.41
                              --------------    --------------
Total                         $    1,471,121         1,108,088
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          657
   Mortality & expense charges                                            21,725
                                                                  --------------
   Net investment income (loss)                                          (21,068)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              100,923
   Realized gain distributions                                            97,165
   Net change in unrealized appreciation (depreciation)                   (5,947)
                                                                  --------------
   Net gain (loss)                                                       192,141
                                                                  --------------
Increase (decrease) in net assets from operations                 $      171,073
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended     Year ended
                                                       12/31/2006     12/31/2005
                                                     ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $    (21,068)  $    (13,132)
   Net realized gain (loss)                               100,923        101,025
   Realized gain distributions                             97,165         71,773
   Net change in unrealized appreciation
      (depreciation)                                       (5,947)      (138,927)
                                                     ------------   ------------
Increase (decrease) in net assets from operations         171,073         20,739
                                                     ------------   ------------
Contract owner transactions:
   Proceeds from units sold                               861,104        637,404
   Cost of units redeemed                              (1,182,823)      (580,554)
                                                     ------------   ------------
   Increase (decrease)                                   (321,719)        56,850
                                                     ------------   ------------
Net increase (decrease)                                  (150,646)        77,589
Net assets, beginning                                   1,621,767      1,544,178
                                                     ------------   ------------
Net assets, ending                                   $  1,471,121   $  1,621,767
                                                     ============   ============

Units sold                                                757,287        554,327
Units redeemed                                           (987,680)      (511,234)
                                                     ------------   ------------
Net increase (decrease)                                  (230,393)        43,093
Units outstanding, beginning                            1,338,481      1,295,388
                                                     ------------   ------------
Units outstanding, ending                               1,108,088      1,338,481
                                                     ============   ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $   3,154,026
Cost of units redeemed                                                (2,102,341)
Net investment income (loss)                                             (49,554)
Net realized gain (loss)                                                 227,006
Realized gain distributions                                              204,700
Net change in unrealized appreciation (depreciation)                      37,284
                                                                   -------------
                                                                   $   1,471,121
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                               Ariel Mutual Funds
                               Ariel Appreciation

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.33      $    1,471             1.25%               9.7%
12/31/05               1.21           1,622             1.25%               1.7%
12/31/04               1.19           1,544             1.25%              11.2%
12/31/03               1.07             627             1.25%              28.9%
12/31/02               0.83              68             1.25%             -17.5%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.34      $        -             1.00%               9.8%
12/31/05               1.22               -             1.00%               1.8%
12/31/04               1.20               -             1.00%              12.1%
12/31/03               1.07               -             1.00%               8.5%
10/02/03               0.98               -             1.00%               0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.35      $        -             0.75%              10.1%
12/31/05               1.23               -             0.75%               2.4%
12/31/04               1.20               -             0.75%              12.0%
12/31/03               1.07               -             0.75%               8.6%
10/02/03               0.98               -             0.75%               0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.36      $        -             0.50%              10.4%
12/31/05               1.23               -             0.50%               2.3%
12/31/04               1.20               -             0.50%              12.6%
12/31/03               1.07               -             0.50%               8.7%
10/02/03               0.98               -             0.50%               0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.37      $        -             0.25%              10.7%
12/31/05               1.24               -             0.25%               2.6%
12/31/04               1.21               -             0.25%              12.9%
12/31/03               1.07               -             0.25%               8.7%
10/02/03               0.98               -             0.25%               0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.41      $        -             0.00%              10.9%
12/31/05               1.27               -             0.00%               2.9%
12/31/04               1.23               -             0.00%              13.4%
12/31/03               1.09               -             0.00%               8.5%
10/02/03               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006      2005      2004      2003       2002
0.0%      0.3%      0.1%      0.0%       0.0%

                             AUL American Unit Trust
                                       MFS
                           International New Discovery

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                                 Investments           Cost of       Mutual Fund
                                    at Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $    4,285,321    $    4,009,698           156,871
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $    4,285,321         1,902,033    $         2.25
Band 100                                 -                 -                2.27
Band 75                                  -                 -                2.29
Band 50                                  -                 -                2.31
Band 25                                  -                 -                2.33
Band 0                                   -                 -                2.39
                              --------------    --------------
Total                         $    4,285,321         1,902,033
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $       31,686
   Mortality & expense charges                                            39,513
                                                                  --------------
   Net investment income (loss)                                           (7,827)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              289,771
   Realized gain distributions                                           366,378
   Net change in unrealized appreciation (depreciation)                   74,626
                                                                  --------------
   Net gain (loss)                                                       730,775
                                                                  --------------
Increase (decrease) in net assets from operations                 $      722,948
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended     Year ended
                                                       12/31/2006     12/31/2005
                                                     ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $     (7,827) $      (6,861)
   Net realized gain (loss)                               289,771        112,128
   Realized gain distributions                            366,378        123,859
   Net change in unrealized appreciation
      (depreciation)                                       74,626         44,545
                                                     ------------   ------------
Increase (decrease) in net assets from operations         722,948        273,671
                                                     ------------   ------------
Contract owner transactions:
   Proceeds from units sold                             3,130,019      1,155,439
   Cost of units redeemed                              (1,503,568)      (351,947)
                                                     ------------   ------------
   Increase (decrease)                                  1,626,451        803,492
                                                     ------------   ------------
Net increase (decrease)                                 2,349,399      1,077,163
Net assets, beginning                                   1,935,922        858,759
                                                     ------------   ------------
Net assets, ending                                   $  4,285,321   $  1,935,922
                                                     ============   ============

Units sold                                              1,599,385        704,599
Units redeemed                                           (773,821)      (194,955)
                                                     ------------   ------------
Net increase (decrease)                                   825,564        509,644
Units outstanding, beginning                            1,076,469        566,825
                                                     ------------   ------------
Units outstanding, ending                               1,902,033      1,076,469
                                                     ============   ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $   5,359,292
Cost of units redeemed                                                (2,275,678)
Net investment income (loss)                                             (22,998)
Net realized gain (loss)                                                 416,979
Realized gain distributions                                              532,103
Net change in unrealized appreciation (depreciation)                     275,623
                                                                   -------------
                                                                   $   4,285,321
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                       MFS
                           International New Discovery

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     2.25      $    4,285             1.25%              25.2%
12/31/05               1.80           1,936             1.25%              19.2%
12/31/04               1.51             859             1.25%              22.8%
12/31/03               1.23             313             1.25%              46.4%
12/31/02               0.84             109             1.25%             -15.9%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     2.27      $        -             1.00%              25.6%
12/31/05               1.81               -             1.00%              19.0%
12/31/04               1.52               -             1.00%              23.1%
12/31/03               1.23               -             1.00%              14.8%
10/02/03               1.08               -             1.00%               0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     2.29      $        -             0.75%              25.9%
12/31/05               1.82               -             0.75%              19.3%
12/31/04               1.53               -             0.75%              23.4%
12/31/03               1.24               -             0.75%              14.8%
10/02/03               1.08               -             0.75%               0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     2.31      $        -             0.50%              26.2%
12/31/05               1.83               -             0.50%              19.6%
12/31/04               1.53               -             0.50%              23.7%
12/31/03               1.24               -             0.50%              14.9%
10/02/03               1.08               -             0.50%               0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     2.33      $        -             0.25%              26.5%
12/31/05               1.84               -             0.25%              19.8%
12/31/04               1.53               -             0.25%              24.0%
12/31/03               1.24               -             0.25%              15.0%
10/02/03               1.08               -             0.25%               0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     2.39      $        -             0.00%              26.8%
12/31/05               1.88               -             0.00%              20.1%
12/31/04               1.57               -             0.00%              24.8%
12/31/03               1.25               -             0.00%              14.6%
10/02/03               1.09               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006                2005               2004              2003               2002
1.0%                0.7%               0.0%              80.0%              0.0%

                             AUL American Unit Trust
                                       MFS
                                 Mid-Cap Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                                 Investments           Cost of       Mutual Fund
                                    at Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $       86,032    $       81,013             9,203
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $       86,032            76,536    $         1.12
Band 100                                 -                 -                1.13
Band 75                                  -                 -                1.14
Band 50                                  -                 -                1.15
Band 25                                  -                 -                1.16
Band 0                                   -                 -                1.19
                              --------------    --------------
Total                         $       86,032            76,536
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               909
                                                                  --------------
   Net investment income (loss)                                             (909)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                1,594
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      602
                                                                  --------------
   Net gain (loss)                                                         2,196
                                                                  --------------
Increase (decrease) in net assets from operations                 $        1,287
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended     Year ended
                                                       12/31/2006     12/31/2005
                                                     ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $       (909)  $       (681)
   Net realized gain (loss)                                 1,594          2,790
   Realized gain distributions                                  -              -
   Net change in unrealized appreciation
      (depreciation)                                          602           (156)
                                                     ------------   ------------
Increase (decrease) in net assets from operations           1,287          1,953
                                                     ------------   ------------
Contract owner transactions:
   Proceeds from units sold                                39,219         44,382
   Cost of units redeemed                                 (23,836)       (27,894)
                                                     ------------   ------------
   Increase (decrease)                                     15,383         16,488
                                                     ------------   ------------
Net increase (decrease)                                    16,670         18,441
Net assets, beginning                                      69,362         50,921
                                                     ------------   ------------
Net assets, ending                                   $     86,032   $     69,362
                                                     ============   ============

Units sold                                                 35,997         42,081
Units redeemed                                            (21,731)       (26,322)
                                                     ------------   ------------
Net increase (decrease)                                    14,266         15,759
Units outstanding, beginning                               62,270         46,511
                                                     ------------   ------------
Units outstanding, ending                                  76,536         62,270
                                                     ============   ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $     136,049
Cost of units redeemed                                                   (58,463)
Net investment income (loss)                                              (1,893)
Net realized gain (loss)                                                   5,320
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                       5,019
                                                                   -------------
                                                                   $      86,032
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                OneAmerica Funds
                                 Mid-Cap Growth

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.12      $       86             1.25%               1.3%
12/31/05               1.11              69             1.25%               0.9%
12/31/04               1.10              51             1.25%              13.4%
12/31/03               0.97              11             1.25%              34.7%
12/31/02               0.72               2             1.25%             -28.9%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.13      $        -             1.00%               1.2%
12/31/05               1.12               -             1.00%               1.4%
12/31/04               1.10               -             1.00%              13.6%
12/31/03               0.97               -             1.00%               7.5%
10/02/03               0.90               -             1.00%               0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.14      $        -             0.75%               1.4%
12/31/05               1.13               -             0.75%               1.7%
12/31/04               1.11               -             0.75%              13.9%
12/31/03               0.97               -             0.75%               7.5%
10/02/03               0.90               -             0.75%               0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.15      $        -             0.50%               1.7%
12/31/05               1.13               -             0.50%               1.9%
12/31/04               1.11               -             0.50%              14.2%
12/31/03               0.97               -             0.50%               7.6%
10/02/03               0.90               -             0.50%               0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.16      $        -             0.25%               1.9%
12/31/05               1.14               -             0.25%               2.2%
12/31/04               1.11               -             0.25%              14.4%
12/31/03               0.97               -             0.25%               7.7%
10/02/03               0.90               -             0.25%               0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.19      $        -             0.00%               2.2%
12/31/05               1.16               -             0.00%               2.5%
12/31/04               1.14               -             0.00%              14.6%
12/31/03               0.99               -             0.00%               7.9%
10/02/03               0.92               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006                2005               2004              2003               2002
0.0%                0.0%               0.0%              0.0%               0.0%

                             AUL American Unit Trust
                                       MFS
                                 Strategic Value

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                                 Investments           Cost of       Mutual Fund
                                    at Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $      331,620    $      326,799            21,446
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $      331,620           255,436    $         1.30
Band 100                                -                 -                 1.31
Band 75                                 -                 -                 1.32
Band 50                                 -                 -                 1.33
Band 25                                 -                 -                 1.34
Band 0                                  -                 -                 1.37
                              --------------    --------------
Total                         $      331,620           255,436
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $        4,485
   Mortality & expense charges                                             3,812
                                                                  --------------
   Net investment income (loss)                                              673
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                4,861
   Realized gain distributions                                             7,546
   Net change in unrealized appreciation (depreciation)                   25,251
                                                                  --------------
   Net gain (loss)                                                        37,658
                                                                  --------------
Increase (decrease) in net assets from operations                 $       38,331
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended     Year ended
                                                       12/31/2006     12/31/2005
                                                     ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $        673   $     (1,954)
   Net realized gain (loss)                                 4,861          6,409
   Realized gain distributions                              7,546         32,846
   Net change in unrealized appreciation
      (depreciation)                                       25,251        (38,670)
                                                     ------------   ------------
Increase (decrease) in net assets from operations          38,331         (1,369)
                                                     ------------   ------------
Contract owner transactions:
   Proceeds from units sold                               102,443        172,111
   Cost of units redeemed                                 (76,664)       (28,629)
                                                     ------------   ------------
   Increase (decrease)                                     25,779        143,482
                                                     ------------   ------------
Net increase (decrease)                                    64,110        142,113
Net assets, beginning                                     267,510        125,397
                                                     ------------   ------------
Net assets, ending                                   $    331,620   $    267,510
                                                     ============   ============

Units sold                                                 88,635        150,268
Units redeemed                                            (65,324)       (24,867)
                                                     ------------   ------------
Net increase (decrease)                                    23,311        125,401
Units outstanding, beginning                              232,125        106,724
                                                     ------------   ------------
Units outstanding, ending                                 255,436        232,125
                                                     ============   ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $     381,064
Cost of units redeemed                                                  (109,003)
Net investment income (loss)                                              (4,492)
Net realized gain (loss)                                                  12,138
Realized gain distributions                                               47,092
Net change in unrealized appreciation (depreciation)                       4,821
                                                                   -------------
                                                                   $     331,620
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                       MFS
                                 Strategic Value

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.30      $      332             1.25%              12.9%
12/31/05               1.15             268             1.25%              -1.7%
12/31/04               1.17             125             1.25%              15.8%
12/31/03               1.01              52             1.25%              26.3%
12/31/02               0.80               6             1.25%             -19.7%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.31      $        -             1.00%              12.9%
12/31/05               1.16               -             1.00%              -1.7%
12/31/04               1.18               -             1.00%              16.8%
12/31/03               1.01               -             1.00%               7.5%
10/02/03               0.94               -             1.00%               0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.32      $        -             0.75%              13.2%
12/31/05               1.17               -             0.75%              -1.5%
12/31/04               1.18               -             0.75%              17.1%
12/31/03               1.01               -             0.75%               7.5%
10/02/03               0.94               -             0.75%               0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.33      $        -             0.50%              13.5%
12/31/05               1.17               -             0.50%              -1.2%
12/31/04               1.19               -             0.50%              17.4%
12/31/03               1.01               -             0.50%               7.6%
10/02/03               0.94               -             0.50%               0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.34      $        -             0.25%              13.8%
12/31/05               1.18               -             0.25%              -1.0%
12/31/04               1.19               -             0.25%              17.7%
12/31/03               1.01               -             0.25%               7.7%
10/02/03               0.94               -             0.25%               0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.37      $        -             0.00%              14.1%
12/31/05               1.21               -             0.00%              -0.7%
12/31/04               1.21               -             0.00%              18.2%
12/31/03               1.03               -             0.00%               7.6%
10/02/03               0.96               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006                2005               2004              2003               2002
1.5%                0.4%               1.0%              0.1%               0.0%

                             AUL American Unit Trust
                                       MFS
                                      Value

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                                 Investments           Cost of       Mutual Fund
                                    at Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $      812,920    $      758,981            30,359
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $      812,920           550,143    $         1.48
Band 100                                -                 -                 1.49
Band 75                                 -                 -                 1.50
Band 50                                 -                 -                 1.51
Band 25                                 -                 -                 1.53
Band 0                                  -                 -                 1.56
                              --------------    --------------
Total                         $      812,920           550,143
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $        6,865
   Mortality & expense charges                                             5,244
                                                                  --------------
   Net investment income (loss)                                            1,621
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  140
   Realized gain distributions                                            22,142
   Net change in unrealized appreciation (depreciation)                   59,558
                                                                  --------------
   Net gain (loss)                                                        81,840
                                                                  --------------
Increase (decrease) in net assets from operations                 $       83,461
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended     Year ended
                                                       12/31/2006     12/31/2005
                                                     ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $      1,621   $        285
   Net realized gain (loss)                                   140            367
   Realized gain distributions                             22,142          6,186
   Net change in unrealized appreciation
      (depreciation)                                       59,558         (6,041)
                                                     ------------   ------------
Increase (decrease) in net assets from operations          83,461            797
                                                     ------------   ------------
Contract owner transactions:
   Proceeds from units sold                               608,783        147,808
   Cost of units redeemed                                 (17,265)       (13,138)
                                                     ------------   ------------
   Increase (decrease)                                    591,518        134,670
                                                     ------------   ------------
Net increase (decrease)                                   674,979        135,467
Net assets, beginning                                     137,941          2,474
                                                     ------------   ------------
Net assets, ending                                   $    812,920   $    137,941
                                                     ============   ============

Units sold                                                454,289        119,816
Units redeemed                                            (15,384)       (10,671)
                                                     ------------   ------------
Net increase (decrease)                                   438,905        109,145
Units outstanding, beginning                              111,238          2,093
                                                     ------------   ------------
Units outstanding, ending                                 550,143        111,238
                                                     ============   ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $     758,748
Cost of units redeemed                                                   (30,545)
Net investment income (loss)                                               1,559
Net realized gain (loss)                                                     543
Realized gain distributions                                               28,676
Net change in unrealized appreciation (depreciation)                      53,939
                                                                   -------------
                                                                   $     812,920
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                       MFS
                                      Value

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.48      $      813             1.25%              19.2%
12/31/05               1.24             138             1.25%               5.1%
12/31/04               1.18               2             1.25%              13.5%
12/31/03               1.04               1             1.25%              23.8%
12/31/02               0.84               -             1.25%             -16.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.49      $        -             1.00%              19.5%
12/31/05               1.25               -             1.00%               4.9%
12/31/04               1.19               -             1.00%              14.2%
12/31/03               1.04               -             1.00%              11.2%
10/02/03               0.94               -             1.00%               0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.50      $        -             0.75%              19.8%
12/31/05               1.25               -             0.75%               5.2%
12/31/04               1.19               -             0.75%              14.5%
12/31/03               1.04               -             0.75%              11.3%
10/02/03               0.94               -             0.75%               0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.51      $        -             0.50%              20.1%
12/31/05               1.26               -             0.50%               5.5%
12/31/04               1.20               -             0.50%              14.8%
12/31/03               1.04               -             0.50%              11.4%
10/02/03               0.94               -             0.50%               0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.53      $        -             0.25%              20.4%
12/31/05               1.27               -             0.25%               5.7%
12/31/04               1.20               -             0.25%              15.0%
12/31/03               1.04               -             0.25%              11.4%
10/02/03               0.94               -             0.25%               0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.56      $        -             0.00%              20.7%
12/31/05               1.30               -             0.00%               6.0%
12/31/04               1.22               -             0.00%              15.6%
12/31/03               1.06               -             0.00%              11.2%
10/02/03               0.95               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006                2005               2004              2003
1.4%                1.9%               1.3%              1.4%


                       AUL American Unit Trust
                                     Allianz
                            CCM Capital Appreciation

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $    1,975,054    $    2,036,237           102,243
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $    1,975,054         1,479,219    $         1.34
Band 100                                 -                 -                1.35
Band 75                                  -                 -                1.36
Band 50                                  -                 -                1.37
Band 25                                  -                 -                1.38
Band 0                                   -                 -                1.39
                              --------------    --------------
Total                         $    1,975,054         1,479,219
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $        2,736
   Mortality & expense charges                                            21,516
                                                                  --------------
   Net investment income (loss)                                          (18,780)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                6,769
   Realized gain distributions                                           130,534
   Net change in unrealized appreciation (depreciation)                  (63,219)
                                                                  --------------
   Net gain (loss)                                                        74,084
                                                                  --------------

                                                                  --------------
Increase (decrease) in net assets from operations                 $       55,304
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended     Year ended
                                                       12/31/2006     12/31/2005
                                                     ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $    (18,780)  $       (202)
   Net realized gain (loss)                                 6,769            309
   Realized gain distributions                            130,534            -
   Net change in unrealized appreciation
      (depreciation)                                      (63,219)         1,946
                                                     ------------   ------------
Increase (decrease) in net assets from operations          55,304          2,053
                                                     ------------   ------------
Contract owner transactions:
   Proceeds from units sold                             2,009,434        153,435
   Cost of units redeemed                                (235,450)       (11,155)
                                                     ------------   ------------
   Increase (decrease)                                  1,773,984        142,280
                                                     ------------   ------------
Net increase (decrease)                                 1,829,288        144,333
Net assets, beginning                                     145,766          1,433
                                                     ------------   ------------
Net assets, ending                                   $  1,975,054   $    145,766
                                                     ============   ============
Units sold                                              1,566,919        122,905
Units redeemed                                           (202,396)        (9,419)
                                                     ------------   ------------
Net increase (decrease)                                 1,364,523        113,486
Units outstanding, beginning                              114,696          1,210
                                                     ------------   ------------
Units outstanding, ending                               1,479,219        114,696
                                                     ============   ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $   2,164,212
Cost of units redeemed                                                  (246,605)
Net investment income (loss)                                             (18,982)
Net realized gain (loss)                                                   7,078
Realized gain distributions                                              130,534
Net change in unrealized appreciation (depreciation)                     (61,183)
                                                                   -------------
                                                                   $   1,975,054
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                     Allianz
                            CCM Capital Appreciation

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.34      $    1,975             1.25%               5.1%
12/31/05               1.27             146             1.25%               7.6%
12/31/04               1.18               1             1.25%              10.3%
12/31/03               1.07               -             1.25%               5.9%
10/01/03               1.01               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.35      $        -             1.00%               5.3%
12/31/05               1.28               -             1.00%               7.3%
12/31/04               1.19               -             1.00%              10.9%
12/31/03               1.07               -             1.00%               6.4%
10/02/03               1.01               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.36      $        -             0.75%               5.6%
12/31/05               1.29               -             0.75%               7.6%
12/31/04               1.19               -             0.75%              11.1%
12/31/03               1.07               -             0.75%               6.4%
10/02/03               1.01               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.37      $        -             0.50%               5.8%
12/31/05               1.29               -             0.50%               7.9%
12/31/04               1.20               -             0.50%              11.4%
12/31/03               1.08               -             0.50%               6.5%
10/02/03               1.01               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.38      $        -             0.25%               6.1%
12/31/05               1.30               -             0.25%               8.1%
12/31/04               1.20               -             0.25%              11.7%
12/31/03               1.08               -             0.25%               6.6%
10/02/03               1.01               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.39      $        -             0.00%               6.4%
12/31/05               1.31               -             0.00%               8.4%
12/31/04               1.21               -             0.00%              12.0%
12/31/03               1.08               -             0.00%               6.6%
10/02/03               1.01               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006                2005               2004              2003
0.3%                0.3%               1.9%              0.0%

                             AUL American Unit Trust
                                     Allianz
                                   CCM Mid Cap

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $          -      $          -                 -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $          -                 -      $         1.01
Band 100                                 -                 -                1.01
Band 75                                  -                 -                1.01
Band 50                                  -                 -                1.02
Band 25                                  -                 -                1.02
Band 0                                   -                 -                1.02
                              --------------    --------------
Total                         $          -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------

                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     For the period
                                                      from 10/23/06
                                                        to 12/31/06
                                                     --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $          -
   Net realized gain (loss)                                     -
   Realized gain distributions                                  -
   Net change in unrealized appreciation
      (depreciation)                                            -
                                                     --------------
Increase (decrease) in net assets from operations               -
                                                     --------------
Contract owner transactions:
   Proceeds from units sold                                     -
   Cost of units redeemed                                       -
                                                     --------------
   Increase (decrease)                                          -
                                                     --------------
Net increase (decrease)                                         -
Net assets, beginning                                           -
                                                     --------------
Net assets, ending                                   $          -
                                                     ==============
Units sold                                                      -
Units redeemed                                                  -
                                                     --------------
Net increase (decrease)                                         -
Units outstanding, beginning                                    -
                                                     --------------
Units outstanding, ending                                       -
                                                     ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $         -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                   -------------
                                                                   $         -
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                     Allianz
                                   CCM Mid Cap

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.01      $        -             1.25%               1.4%
10/23/06               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.01      $        -             1.00%               1.4%
10/23/06               1.00               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.01      $        -             0.75%               1.5%
10/23/06               1.00               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.02      $        -             1.50%               1.5%
10/23/06               1.00               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.02      $        -             0.25%               1.6%
10/23/06               1.00               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.02      $        -             0.00%               1.6%
10/23/06               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

                                      2006
                                      ----
                                      0.0%

                             AUL American Unit Trust
                                     Allianz
                                 OCC Renaissance

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $    5,343,718    $    5,944,489           252,559
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $    5,343,718    $    3,997,693              1.34
Band 100                                 -                 -                1.35
Band 75                                  -                 -                1.36
Band 50                                  -                 -                1.37
Band 25                                  -                 -                1.38
Band 0                                   -                 -                1.42
                              --------------    --------------
Total                         $    5,343,718         3,997,693
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                            61,951
                                                                  --------------
   Net investment income (loss)                                          (61,951)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              (88,957)
   Realized gain distributions                                           689,037
   Net change in unrealized appreciation (depreciation)                  (42,096)
                                                                  --------------
   Net gain (loss)                                                       557,984
                                                                  --------------

                                                                  --------------
Increase (decrease) in net assets from operations                 $      496,033
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended     Year ended
                                                       12/31/2006     12/31/2005
                                                     ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $    (61,951)  $    (56,891)
   Net realized gain (loss)                               (88,957)        84,861
   Realized gain distributions                            689,037        771,776
   Net change in unrealized appreciation
      (depreciation)                                      (42,096)    (1,001,173)
                                                     ------------   ------------
Increase (decrease) in net assets from operations         496,033       (201,427)
                                                     ------------   ------------
Contract owner transactions:
   Proceeds from units sold                               947,166      1,096,067
   Cost of units redeemed                                (922,684)      (962,063)
                                                     ------------   ------------
   Increase (decrease)                                     24,482        134,004
                                                     ------------   ------------
Net increase (decrease)                                   520,515        (67,423)
Net assets, beginning                                   4,823,203      4,890,626
                                                     ------------   ------------
Net assets, ending                                   $  5,343,718   $  4,823,203
                                                     ============   ============
Units sold                                                779,497        975,486
Units redeemed                                           (779,379)      (840,399)
                                                     ------------   ------------
Net increase (decrease)                                       118        135,087
Units outstanding, beginning                            3,997,575      3,862,488
                                                     ------------   ------------
Units outstanding, ending                               3,997,693      3,997,575
                                                     ============   ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $  10,485,279
Cost of units redeemed                                                (5,932,428)
Net investment income (loss)                                            (165,960)
Net realized gain (loss)                                                  94,059
Realized gain distributions                                            1,463,539
Net change in unrealized appreciation (depreciation)                    (600,771)
                                                                   -------------
                                                                   $   5,343,718
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                     Allianz
                                 OCC Renaissance

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.34      $    5,344             1.25%              10.5%
12/31/05               1.21           4,823             1.25%              -4.7%
12/31/04               1.27           4,891             1.25%              14.4%
12/31/03               1.11             341             1.25%              56.3%
12/31/02               0.71              65             1.25%             -29.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.35      $        -             1.00%              11.1%
12/31/05               1.21               -             1.00%              -4.4%
12/31/04               1.27               -             1.00%              14.5%
12/31/03               1.11               -             1.00%              16.7%
10/02/03               0.95               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.36      $        -             0.75%              11.3%
12/31/05               1.22               -             0.75%              -4.2%
12/31/04               1.27               -             0.75%              14.8%
12/31/03               1.11               -             0.75%              16.8%
10/02/03               0.95               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.37      $        -             0.50%              11.6%
12/31/05               1.23               -             0.50%              -4.0%
12/31/04               1.28               -             0.50%              15.1%
12/31/03               1.11               -             0.50%              16.8%
10/02/03               0.95               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.38      $        -             0.25%              11.9%
12/31/05               1.23               -             0.25%              -3.7%
12/31/04               1.28               -             0.25%              15.4%
12/31/03               1.11               -             0.25%              16.9%
10/02/03               0.95               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.42      $        -             0.00%              12.2%
12/31/05               1.26               -             0.00%              -3.5%
12/31/04               1.31               -             0.00%              15.6%
12/31/03               1.13               -             0.00%              17.0%
10/02/03               0.97               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006                2005               2004              2003               2002
0.0%                0.0%               0.0%              0.0%               0.0%

                             AUL American Unit Trust
                                     Allianz
                               NFJ Dividend Value

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $          -      $          -                 -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $          -                 -      $         1.04
Band 100                                 -                 -                1.04
Band 75                                  -                 -                1.04
Band 50                                  -                 -                1.04
Band 25                                  -                 -                1.04
Band 0                                   -                 -                1.04
                              --------------    --------------
Total                         $          -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------

                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     For the period
                                                      from 10/23/06
                                                        to 12/31/06
                                                     --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $          -
   Net realized gain (loss)                                     -
   Realized gain distributions                                  -
   Net change in unrealized appreciation
      (depreciation)                                            -
                                                     --------------
Increase (decrease) in net assets from operations               -
                                                     --------------
Contract owner transactions:
   Proceeds from units sold                                     -
   Cost of units redeemed                                       -
                                                     --------------
   Increase (decrease)                                          -
                                                     --------------
Net increase (decrease)                                         -
Net assets, beginning                                           -
                                                     --------------
Net assets, ending                                   $          -
                                                     ==============
Units sold                                                      -
Units redeemed                                                  -
                                                     --------------
Net increase (decrease)                                         -
Units outstanding, beginning                                    -
                                                     --------------
Units outstanding, ending                                       -
                                                     ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $         -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                   -------------
                                                                   $         -
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                     Allianz
                               NFJ Dividend Value

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04      $        -             1.25%               4.1%
10/23/06               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04      $        -             1.00%               4.1%
10/23/06               1.00               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04      $        -             0.75%               4.2%
10/23/06               1.00               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04      $        -             0.50%               4.2%
10/23/06               1.00               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04      $        -             0.25%               4.3%
10/23/06               1.00               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04      $        -             0.00%               4.3%
10/23/06               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

                                      2006
                                      ----
                                      0.0%

                             AUL American Unit Trust
                                     Allianz
                                    OCC Value

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $      675,064    $      661,437            38,337
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $      675,064           457,285    $         1.48
Band 100                                 -                 -                1.49
Band 75                                  -                 -                1.50
Band 50                                  -                 -                1.51
Band 25                                  -                 -                1.53
Band 0                                   -                 -                1.56
                              --------------    --------------
Total                         $      675,064           457,285
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $        8,705
   Mortality & expense charges                                             5,692
                                                                  --------------
   Net investment income (loss)                                            3,013
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               (1,958)
   Realized gain distributions                                            43,460
   Net change in unrealized appreciation (depreciation)                   41,052
                                                                  --------------
   Net gain (loss)                                                        82,554
                                                                  --------------

                                                                  --------------
Increase (decrease) in net assets from operations                 $       85,567
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended     Year ended
                                                       12/31/2006     12/31/2005
                                                     ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $      3,013   $        629
   Net realized gain (loss)                                (1,958)        23,705
   Realized gain distributions                             43,460         50,429
   Net change in unrealized appreciation
      (depreciation)                                       41,052        (65,831)
                                                     ------------   ------------
Increase (decrease) in net assets from operations          85,567          8,932
                                                     ------------   ------------
Contract owner transactions:
   Proceeds from units sold                               284,985        150,542
   Cost of units redeemed                                 (73,977)      (104,354)
                                                     ------------   ------------
   Increase (decrease)                                    211,008         46,188
                                                     ------------   ------------
Net increase (decrease)                                   296,575         55,120
Net assets, beginning                                     378,489        323,369
                                                     ------------   ------------
Net assets, ending                                   $    675,064   $    378,489
                                                     ============   ============
Units sold                                                209,506        127,434
Units redeemed                                            (57,781)       (87,071)
                                                     ------------   ------------
Net increase (decrease)                                   151,725         40,363
Units outstanding, beginning                              305,560        265,197
                                                     ------------   ------------
Units outstanding, ending                                 457,285        305,560
                                                     ============   ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $     731,850
Cost of units redeemed                                                  (202,828)
Net investment income (loss)                                               1,148
Net realized gain (loss)                                                  29,194
Realized gain distributions                                              102,073
Net change in unrealized appreciation (depreciation)                      13,627
                                                                   -------------
                                                                   $     675,064
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                     Allianz
                                    OCC Value

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.48      $      675             1.25%              19.1%
12/31/05               1.24             378             1.25%               1.6%
12/31/04               1.22             323             1.25%              16.2%
12/31/03               1.05             101             1.25%              41.9%
12/31/02               0.74              10             1.25%             -26.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.49      $        -             1.00%              19.5%
12/31/05               1.25               -             1.00%               1.8%
12/31/04               1.22               -             1.00%              16.2%
12/31/03               1.05               -             1.00%              14.0%
10/02/03               0.92               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.50      $        -             0.75%              19.8%
12/31/05               1.25               -             0.75%               2.1%
12/31/04               1.23               -             0.75%              16.5%
12/31/03               1.05               -             0.75%              14.0%
10/02/03               0.92               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.51      $        -             0.50%              20.1%
12/31/05               1.26               -             0.50%               2.3%
12/31/04               1.23               -             0.50%              16.8%
12/31/03               1.05               -             0.50%              14.1%
10/02/03               0.92               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.53      $        -             0.25%              20.4%
12/31/05               1.27               -             0.25%               2.6%
12/31/04               1.23               -             0.25%              17.1%
12/31/03               1.05               -             0.25%              14.2%
10/02/03               0.92               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.56      $        -             0.00%              20.7%
12/31/05               1.30               -             0.00%               2.9%
12/31/04               1.26               -             0.00%              17.8%
12/31/03               1.07               -             0.00%              13.8%
10/02/03               0.94               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006                2005               2004              2003               2002
1.7%                1.2%               0.2%              0.8%               0.0%

                             AUL American Unit Trust
                                     Allianz
                              RCM Large Cap Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $          -      $          -                 -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $          -                 -      $         1.26
Band 100                                 -                 -                1.27
Band 75                                  -                 -                1.28
Band 50                                  -                 -                1.29
Band 25                                  -                 -                1.31
Band 0                                   -                 -                1.32
                              --------------    --------------
Total                         $          -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------

                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended     Year ended
                                                       12/31/2006     12/31/2005
                                                     ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $        -              -
   Net realized gain (loss)                                   -              -
   Realized gain distributions                                -              -
   Net change in unrealized appreciation
      (depreciation)                                          -              -
                                                     ------------   ------------
Increase (decrease) in net assets from operations             -              -
                                                     ------------   ------------
Contract owner transactions:
   Proceeds from units sold                                   -              -
   Cost of units redeemed                                     -              -
                                                     ------------   ------------
   Increase (decrease)                                        -              -
                                                     ------------   ------------
Net increase (decrease)                                       -              -
Net assets, beginning                                         -              -
                                                     ------------   ------------
Net assets, ending                                   $        -              -
                                                     ============   ============
Units sold                                                    -              -
Units redeemed                                                -              -
                                                     ------------   ------------
Net increase (decrease)                                       -              -
Units outstanding, beginning                                  -              -
                                                     ------------   ------------
Units outstanding, ending                                     -              -
                                                     ============   ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $         -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                   -------------
                                                                   $         -
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                     Allianz
                              RCM Large Cap Growth

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.26      $        -             1.25%               5.3%
12/31/05               1.20               -             1.25%               8.1%
12/31/04               1.11               -             1.25%               5.7%
12/31/03               1.05               -             1.25%               5.0%
09/30/03               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.27      $        -             1.00%               5.5%
12/31/05               1.21               -             1.00%               8.4%
12/31/04               1.11               -             1.00%               5.4%
12/31/03               1.06               -             1.00%               5.5%
10/02/03               1.00               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.28      $        -             0.75%               5.8%
12/31/05               1.21               -             0.75%               8.6%
12/31/04               1.12               -             0.75%               5.7%
12/31/03               1.06               -             0.75%               5.6%
10/02/03               1.00               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.29      $        -             0.50%               6.1%
12/31/05               1.22               -             0.50%               8.9%
12/31/04               1.12               -             0.50%               6.0%
12/31/03               1.06               -             0.50%               5.6%
10/02/03               1.00               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.31      $        -             0.25%               6.3%
12/31/05               1.23               -             0.25%               9.2%
12/31/04               1.12               -             0.25%               6.2%
12/31/03               1.06               -             0.25%               5.7%
10/02/03               1.00               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.32      $        -             0.00%               6.6%
12/31/05               1.24               -             0.00%               9.5%
12/31/04               1.13               -             0.00%               6.5%
12/31/03               1.06               -             0.00%               5.8%
10/02/03               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006                2005               2004              2003
0.0%                0.0%               0.0%              0.0%

                             AUL American Unit Trust
                                     Allianz
                         NFJ Small Cap Value (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $   10,507,741    $   10,472,352           331,282
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $   10,219,661         5,980,643    $         1.71
Band 100                              85,104            49,401              1.72
Band 75                                  -                 -                1.74
Band 50                                  -                 -                1.75
Band 25                                  -                 -                1.77
Band 0                               202,976           114,002              1.78
                              --------------    --------------
Total                         $   10,507,741         6,144,046
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $      154,296
   Mortality & expense charges                                           103,456
                                                                  --------------
   Net investment income (loss)                                           50,840
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               (7,917)
   Realized gain distributions                                           751,706
   Net change in unrealized appreciation (depreciation)                  121,130
                                                                  --------------
   Net gain (loss)                                                       864,919
                                                                  --------------

                                                                  --------------
Increase (decrease) in net assets from operations                 $      915,759
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended     Year ended
                                                       12/31/2006     12/31/2005
                                                     ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $     50,840   $      4,810
   Net realized gain (loss)                                (7,917)        31,752
   Realized gain distributions                            751,706         80,397
   Net change in unrealized appreciation
     (depreciation)                                       121,130        (83,735)
                                                     ------------   ------------
Increase (decrease) in net assets from operations         915,759         33,224
                                                     ------------   ------------
Contract owner transactions:
   Proceeds from units sold                            10,612,050      1,388,520
   Cost of units redeemed                              (2,124,447)      (549,091)
                                                     ------------   ------------
   Increase (decrease)                                  8,487,603        839,429
                                                     ------------   ------------
Net increase (decrease)                                 9,403,362        872,653
Net assets, beginning                                   1,104,379        231,726
                                                     ------------   ------------
Net assets, ending                                   $ 10,507,741   $  1,104,379
                                                     ============   ============
Units sold                                              6,809,473        954,296
Units redeemed                                         (1,420,074)      (371,584)
                                                     ------------   ------------
Net increase (decrease)                                 5,389,399        582,712
Units outstanding, beginning                              754,647        171,935
                                                     ------------   ------------
Units outstanding, ending                               6,144,046        754,647
                                                     ============   ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $ 12,229,600
Cost of units redeemed                                                (2,673,545)
Net investment income (loss)                                             653,901
Net realized gain (loss)                                                  23,834
Realized gain distributions                                              238,562
Net change in unrealized appreciation (depreciation)                      35,389
                                                                    ------------
                                                                    $ 10,507,741
                                                                    ============

The accompanying notes are an integral part of the financial statements

                             AUL American Unit Trust
                                     Allianz
                         NFJ Small Cap Value (Class R)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.71      $   10,220             1.25%              17.0%
12/31/05               1.46           1,104             1.25%               8.1%
12/31/04               1.35             232             1.25%              21.6%
12/31/03               1.11             -               1.25%              11.0%
10/01/03               1.00             -               1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.72      $       85             1.00%              17.1%
12/31/05               1.47               -             1.00%               8.9%
12/31/04               1.35               -             1.00%              21.5%
12/31/03               1.11               -             1.00%              11.1%
10/02/03               1.00               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.74      $        -             0.75%              17.4%
12/31/05               1.48               -             0.75%               9.2%
12/31/04               1.36               -             0.75%              21.8%
12/31/03               1.11               -             0.75%              11.2%
10/02/03               1.00               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.75      $        -             0.50%              17.6%
12/31/05               1.49               -             0.50%               9.4%
12/31/04               1.36               -             0.50%              22.1%
12/31/03               1.11               -             0.50%              11.3%
10/02/03               1.00               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.77      $        -             0.25%              17.9%
12/31/05               1.50               -             0.25%               9.7%
12/31/04               1.36               -             0.25%              22.4%
12/31/03               1.11               -             0.25%              11.3%
10/02/03               1.00               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.78      $      203             0.00%              18.2%
12/31/05               1.51               -             0.00%              10.0%
12/31/04               1.37               -             0.00%              22.7%
12/31/03               1.12               -             0.00%              11.4%
10/02/03               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006                2005               2004              2003
12.9%               2.7%               11.5%             0.0%

                             AUL American Unit Trust
                                     Allianz
                          NFJ Dividend Value (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $          -      $          -                 -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $          -                 -      $         1.04
Band 100                                 -                 -                1.04
Band 75                                  -                 -                1.04
Band 50                                  -                 -                1.04
Band 25                                  -                 -                1.04
Band 0                                   -                 -                1.04
                              --------------    --------------
Total                         $          -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------

                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     For the period
                                                      from 10/23/06
                                                        to 12/31/06
                                                     --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $          -
   Net realized gain (loss)                                     -
   Realized gain distributions                                  -
   Net change in unrealized appreciation
      (depreciation)                                            -
                                                     --------------
Increase (decrease) in net assets from operations               -
                                                     --------------
Contract owner transactions:
   Proceeds from units sold                                     -
   Cost of units redeemed                                       -
                                                     --------------
   Increase (decrease)                                          -
                                                     --------------
Net increase (decrease)                                         -
Net assets, beginning                                           -
                                                     --------------
Net assets, ending                                   $          -
                                                     ==============
Units sold                                                      -
Units redeemed                                                  -
                                                     --------------
Net increase (decrease)                                         -
Units outstanding, beginning                                    -
                                                     --------------
Units outstanding, ending                                       -
                                                     ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $         -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                   -------------
                                                                   $         -
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                     Allianz
                          NFJ Dividend Value (Class R)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04      $        -             1.25%               4.0%
10/23/06               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04      $        -             1.00%               4.1%
10/23/06               1.00               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04      $        -             0.75%               4.1%
10/23/06               1.00               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04      $        -             0.50%               4.2%
10/23/06               1.00               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04      $        -             0.25%               4.2%
10/23/06               1.00               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04      $        -             0.00%               4.3%
10/23/06               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

                                      2006
                                      ----
                                      0.0%

                             AUL American Unit Trust
                                     Allianz
                            OCC Renaissance (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $        6,701    $        7,216               352
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $        6,701             4,845    $         1.38
Band 100                                 -                 -                1.39
Band 75                                  -                 -                1.41
Band 50                                  -                 -                1.42
Band 25                                  -                 -                1.43
Band 0                                   -                 -                1.44
                              --------------    --------------
Total                         $        6,701             4,845
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                                31
                                                                  --------------
   Net investment income (loss)                                              (31)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  161
   Realized gain distributions                                               952
   Net change in unrealized appreciation (depreciation)                     (515)
                                                                  --------------
   Net gain (loss)                                                           598
                                                                  --------------

                                                                  --------------
Increase (decrease) in net assets from operations                 $          567
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended     Year ended
                                                       12/31/2006     12/31/2005
                                                     ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $        (31)  $        -
   Net realized gain (loss)                                   161            -
   Realized gain distributions                                952            -
   Net change in unrealized appreciation
      (depreciation)                                         (515)           -
                                                     ------------   ------------
Increase (decrease) in net assets from operations             567            -
                                                     ------------   ------------
Contract owner transactions:
   Proceeds from units sold                                 9,971            -
   Cost of units redeemed                                  (3,837)           -
                                                     ------------   ------------
   Increase (decrease)                                      6,134            -
                                                     ------------   ------------
Net increase (decrease)                                     6,701            -
Net assets, beginning                                         -              -
                                                     ------------   ------------
Net assets, ending                                   $      6,701   $        -
                                                     ============   ============
Units sold                                                  7,680            -
Units redeemed                                             (2,835)           -
                                                     ------------   ------------
Net increase (decrease)                                     4,845            -
Units outstanding, beginning                                  -              -
                                                     ------------   ------------
Units outstanding, ending                                   4,845            -
                                                     ============   ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $       9,971
Cost of units redeemed                                                    (3,837)
Net investment income (loss)                                                 (31)
Net realized gain (loss)                                                     161
Realized gain distributions                                                  952
Net change in unrealized appreciation (depreciation)                        (515)
                                                                   -------------
                                                                   $       6,701
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                     Allianz
                            OCC Renaissance (Class R)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.38      $        7             1.25%              10.7%
12/31/05               1.25               -             1.25%              -5.3%
12/31/04               1.32               -             1.25%              13.8%
12/31/03               1.16               -             1.25%              16.0%
09/30/03               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.39      $        -             1.00%              10.6%
12/31/05               1.26               -             1.00%              -4.8%
12/31/04               1.32               -             1.00%              13.9%
12/31/03               1.16               -             1.00%              16.6%
10/02/03               1.00               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.41      $        -             0.75%              10.9%
12/31/05               1.27               -             0.75%              -4.6%
12/31/04               1.33               -             0.75%              14.2%
12/31/03               1.16               -             0.75%              16.7%
10/02/03               1.00               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.42      $        -             0.50%              11.2%
12/31/05               1.27               -             0.50%              -4.4%
12/31/04               1.33               -             0.50%              14.5%
12/31/03               1.16               -             0.50%              16.7%
10/02/03               1.00               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.43      $        -             0.25%              11.5%
12/31/05               1.28               -             0.25%              -4.1%
12/31/04               1.34               -             0.25%              14.8%
12/31/03               1.16               -             0.25%              16.8%
10/02/03               1.00               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.44      $        -             0.00%              11.8%
12/31/05               1.29               -             0.00%              -3.9%
12/31/04               1.34               -             0.00%              15.1%
12/31/03               1.17               -             0.00%              16.9%
10/02/03               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006                2005               2004              2003
0.0%                0.0%               0.0%              0.0%

                             AUL American Unit Trust
                                     Allianz
                               OCC Value (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $      490,846    $      477,176            27,979
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $      490,486    $      309,223              1.59
Band 100                                 -                 -                1.60
Band 75                                  -                 -                1.61
Band 50                                  -                 -                1.63
Band 25                                  -                 -                1.64
Band 0                                   -                 -                1.65
                              --------------    --------------
Total                         $      490,486           309,223
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $        4,691
   Mortality & expense charges                                             4,662
                                                                  --------------
   Net investment income (loss)                                               29
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                 (444)
   Realized gain distributions                                            31,321
   Net change in unrealized appreciation (depreciation)                   39,773
                                                                  --------------
   Net gain (loss)                                                        70,650
                                                                  --------------

                                                                  --------------
Increase (decrease) in net assets from operations                 $       70,679
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended     Year ended
                                                       12/31/2006     12/31/2005
                                                     ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $         29   $        232
   Net realized gain (loss)                                  (444)        (4,551)
   Realized gain distributions                             31,321         39,000
   Net change in unrealized appreciation
      (depreciation)                                       39,773        (28,913)
                                                     ------------   ------------
Increase (decrease) in net assets from operations          70,679          5,768
                                                     ------------   ------------
Contract owner transactions:
   Proceeds from units sold                               166,448        222,367
   Cost of units redeemed                                 (52,496)       (69,687)
                                                     ------------   ------------
   Increase (decrease)                                    113,952        152,680
                                                     ------------   ------------
Net increase (decrease)                                   184,631        158,448
Net assets, beginning                                     306,215        147,767
                                                     ------------   ------------
Net assets, ending                                   $    490,846   $    306,215
                                                     ============   ============
Units sold                                                118,520        171,767
Units redeemed                                            (38,422)       (54,520)
                                                     ------------   ------------
Net increase (decrease)                                    80,098        117,247
Units outstanding, beginning                              229,125        111,878
                                                     ------------   ------------
Units outstanding, ending                                 309,223        229,125
                                                     ============   ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $     532,614
Cost of units redeemed                                                  (122,183)
Net investment income (loss)                                                 330
Net realized gain (loss)                                                  (4,989)
Realized gain distributions                                               71,404
Net change in unrealized appreciation (depreciation)                      13,670
                                                                   -------------
                                                                   $     490,846
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                     Allianz
                               OCC Value (Class R)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.59      $      491             1.25%              18.5%
12/31/05               1.34             306             1.25%               1.5%
12/31/04               1.32             148             1.25%              14.8%
12/31/03               1.15               -             1.25%              15.0%
10/01/03               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.60      $        -             1.00%              19.1%
12/31/05               1.34               -             1.00%               1.4%
12/31/04               1.33               -             1.00%              15.7%
12/31/03               1.15               -             1.00%              13.8%
10/02/03               1.01               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.61      $        -             0.75%              19.4%
12/31/05               1.35               -             0.75%               1.7%
12/31/04               1.33               -             0.75%              16.0%
12/31/03               1.15               -             0.75%              13.9%
10/02/03               1.01               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.63      $        -             0.50%              19.7%
12/31/05               1.36               -             0.50%               1.9%
12/31/04               1.33               -             0.50%              16.3%
12/31/03               1.15               -             0.50%              13.9%
10/02/03               1.01               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.64      $        -             0.25%              20.0%
12/31/05               1.37               -             0.25%               2.2%
12/31/04               1.34               -             0.25%              16.6%
12/31/03               1.15               -             0.25%              14.0%
10/02/03               1.01               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.65      $        -             0.00%              20.3%
12/31/05               1.38               -             0.00%               2.4%
12/31/04               1.34               -             0.00%              16.9%
12/31/03               1.15               -             0.00%              14.1%
10/02/03               1.01               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006                2005               2004              2003
1.2%                0.0%               1.7%              0.0%

                             AUL American Unit Trust
                                     Allianz
                              CCM Mid Cap (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $          -      $          -                 -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $          -                 -      $         1.01
Band 100                                 -                 -                1.01
Band 75                                  -                 -                1.01
Band 50                                  -                 -                1.01
Band 25                                  -                 -                1.02
Band 0                                   -                 -                1.02
                              --------------    --------------
Total                         $          -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------

                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     For the period
                                                      from 10/23/06
                                                        to 12/31/06
                                                     --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $          -
   Net realized gain (loss)                                     -
   Realized gain distributions                                  -
   Net change in unrealized appreciation
      (depreciation)                                            -
                                                     --------------
Increase (decrease) in net assets from operations               -
                                                     --------------
Contract owner transactions:
   Proceeds from units sold                                     -
   Cost of units redeemed                                       -
                                                     --------------
   Increase (decrease)                                          -
                                                     --------------
Net increase (decrease)                                         -
Net assets, beginning                                           -
                                                     --------------
Net assets, ending                                   $          -
                                                     ==============
Units sold                                                      -
Units redeemed                                                  -
                                                     --------------
Net increase (decrease)                                         -
Units outstanding, beginning                                    -
                                                     --------------
Units outstanding, ending                                       -
                                                     ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $         -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                   -------------
                                                                   $         -
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                     Allianz
                              CCM Mid Cap (Class R)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.01      $        -             1.25%               1.3%
10/23/06               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.01      $        -             1.00%               1.4%
10/23/06               1.00               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.01      $        -             0.75%               1.4%
10/23/06               1.00               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.01      $        -             0.50%               1.5%
10/23/06               1.00               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.02      $        -             0.25%               1.5%
10/23/06               1.00               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.02      $        -             0.00%               1.6%
10/23/06               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

                                      2006
                                      ----
                                      0.0%

                             AUL American Unit Trust
                                      PIMCO
                                   High Yield

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                                 Investments           Cost of       Mutual Fund
                                    at Value       Investments            Shares
                              --------------    --------------    --------------
                                                --------------    --------------
Investments                   $    4,525,033    $    4,435,630           459,782
                                                ==============    ==============
Receivable from general
   account                            20,351
                              --------------
Net assets                         4,545,384
                              ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $    4,545,384         3,158,179    $         1.43
Band 100                                 -                 -                1.44
Band 75                                  -                 -                1.46
Band 50                                  -                 -                1.47
Band 25                                  -                 -                1.48
Band 0                                   -                 -                1.52
                              --------------    --------------
Total                            $ 4,545,384         3,158,179
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $      183,289
   Mortality & expense charges                                            32,993
                                                                  --------------
   Net investment income (loss)                                          150,296
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               (2,286)
   Realized gain distributions                                             2,886
   Net change in unrealized appreciation (depreciation)                   91,511
                                                                  --------------
   Net gain (loss)                                                        92,111
                                                                  --------------

                                                                  --------------
Increase (decrease) in net assets from operations                 $      242,407
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended     Year ended
                                                       12/31/2006     12/31/2005
                                                       ----------     ----------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                        $  150,296       $  5,083
   Net realized gain (loss)                                (2,286)           167
   Realized gain distributions                              2,886             48
   Net change in unrealized appreciation
      (depreciation)                                       91,511         (2,898)
                                                       ----------       --------
Increase (decrease) in net assets from operations         242,407          2,400
                                                       ----------       --------
Contract owner transactions:
   Proceeds from units sold                             4,856,246        286,882
   Cost of units redeemed                                (824,227)       (47,446)
                                                       ----------       --------
   Increase (decrease)                                  4,032,019        239,436
                                                       ----------       --------
Net increase (decrease)                                 4,274,426        241,836
Net assets, beginning                                     270,958         29,122
                                                       ----------       --------
Net assets, ending                                     $4,545,384       $270,958
                                                       ==========       ========
Units sold                                              3,827,500        217,739
Units redeemed                                           (873,249)       (36,366)
                                                       ----------       --------
Net increase (decrease)                                 2,954,251        181,373
Units outstanding, beginning                              203,928         22,555
                                                       ----------       --------
Units outstanding, ending                               3,158,179        203,928
                                                       ==========       ========

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                              $5,171,204
Cost of units redeemed                                                  (871,851)
Net investment income (loss)                                             155,805
Net realized gain (loss)                                                  (2,111)
Realized gain distributions                                                2,934
Net change in unrealized appreciation (depreciation)                      89,403
                                                                      ----------
                                                                      $4,545,384
                                                                      ==========

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                      PIMCO
                                   High Yield

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.43      $    4,545             1.25%               7.7%
12/31/05               1.33             271             1.25%               3.1%
12/31/04               1.29              29             1.25%               7.5%
12/31/03               1.20               -             1.25%              22.4%
12/31/02               0.98               -             1.25%              -2.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.44      $        -             1.00%               8.1%
12/31/05               1.34               -             1.00%               3.5%
12/31/04               1.29               -             1.00%               7.9%
12/31/03               1.20               -             1.00%               5.0%
10/02/03               1.14               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.46      $        -             0.75%               8.4%
12/31/05               1.34               -             0.75%               3.8%
12/31/04               1.30               -             0.75%               8.2%
12/31/03               1.20               -             0.75%               5.1%
10/02/03               1.14               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.47      $        -             0.50%               8.7%
12/31/05               1.35               -             0.50%               4.0%
12/31/04               1.30               -             0.50%               8.5%
12/31/03               1.20               -             0.50%               5.2%
10/02/03               1.14               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.48      $        -             0.25%               8.9%
12/31/05               1.36               -             0.25%               4.4%
12/31/04               1.30               -             0.25%               8.7%
12/31/03               1.20               -             0.25%               5.2%
10/02/03               1.14               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.52      $        -             0.00%               9.2%
12/31/05               1.39               -             0.00%               7.7%
12/31/04               1.29               -             0.00%               8.1%
12/31/03               1.19               -             0.00%               4.9%
10/02/03               1.14               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006                2005               2004              2003               2002
7.6%                0.0%               0.0%              0.0%               0.0%

                             AUL American Unit Trust
                                      PIMCO
                              High Yield (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Investments                   $      821,915    $      807,839            83,094
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $      718,225           571,898    $         1.26
Band 100                                 -                 -                1.27
Band 75                                  -                 -                1.28
Band 50                              103,690            80,572              1.29
Band 25                                  -                 -                1.30
Band 0                                   -                 -                1.31
                              --------------    --------------
Total                         $      821,915           652,470
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $       42,957
   Mortality & expense charges                                             7,718
                                                                  --------------
   Net investment income (loss)                                           35,239
                                                                  --------------

Gain (loss) on investments:
   Net realized gain (loss)                                               (1,108)
   Realized gain distributions                                               524
   Net change in unrealized appreciation (depreciation)                   15,444
                                                                  --------------
   Net gain (loss)                                                        14,860
                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $       50,099
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended     Year ended
                                                       12/31/2006     12/31/2005
                                                     ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $     35,239   $      7,352
   Net realized gain (loss)                                (1,108)           321
   Realized gain distributions                                524            124
   Net change in unrealized appreciation
      (depreciation)                                       15,444         (3,388)
                                                     ------------   ------------
Increase (decrease) in net assets from operations          50,099          4,409
                                                     ------------   ------------
Contract owner transactions:
   Proceeds from units sold                               724,602        246,420
   Cost of units redeemed                                (227,060)       (30,731)
                                                     ------------   ------------
   Increase (decrease)                                    497,542        215,689
                                                     ------------   ------------
Net increase (decrease)                                   547,641        220,098
Net assets, beginning                                     274,274         54,176
                                                     ------------   ------------
Net assets, ending                                   $    821,915   $    274,274
                                                     ============   ============
Units sold                                                619,288        213,510
Units redeemed                                           (201,355)       (26,524)
                                                     ------------   ------------
Net increase (decrease)                                   417,933        186,986
Units outstanding, beginning                              234,537         47,551
                                                     ------------   ------------
Units outstanding, ending                                 652,470        234,537
                                                     ============   ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $   1,022,269
Cost of units redeemed                                                  (257,791)
Net investment income (loss)                                              43,495
Net realized gain (loss)                                                    (782)
Realized gain distributions                                                  648
Net change in unrealized appreciation (depreciation)                      14,076
                                                                   -------------
                                                                   $     821,915
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                      PIMCO
                              High Yield (Class R)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.26      $      718             1.25%               7.3%
12/31/05               1.17             274             1.25%               2.6%
12/31/04               1.14              54             1.25%               7.5%
12/31/03               1.06               -             1.25%               5.0%
10/01/03               1.01               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.27      $        -             1.00%               7.7%
12/31/05               1.18               -             1.00%               3.1%
12/31/04               1.14               -             1.00%               7.5%
12/31/03               1.06               -             1.00%               4.9%
10/02/03               1.01               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.28      $        -             0.75%               7.9%
12/31/05               1.18               -             0.75%             -18.2%
12/31/04               1.44               -             0.75%              36.1%
12/31/03               1.06               -             0.75%               5.0%
10/02/03               1.01               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.29      $      104             0.50%               8.2%
12/31/05               1.19               -             0.50%               3.6%
12/31/04               1.15               -             0.50%               8.1%
12/31/03               1.06               -             0.50%               5.1%
10/02/03               1.01               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.30      $        -             0.25%               8.5%
12/31/05               1.20               -             0.25%               3.8%
12/31/04               1.15               -             0.25%               8.3%
12/31/03               1.06               -             0.25%               5.1%
10/02/03               1.01               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.31      $        -             0.00%               8.8%
12/31/05               1.20               -             0.00%               4.1%
12/31/04               1.16               -             0.00%               8.6%
12/31/03               1.06               -             0.00%               5.2%
10/02/03               1.01               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006                2005               2004              2003
7.8%                5.6%               0.0%              0.0%

                             AUL American Unit Trust
                                      PIMCO
                                Total Return (R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                                 Investments           Cost of       Mutual Fund
                                    at Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $    7,385,433    $    7,389,024           710,450
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $    7,378,447         6,858,795    $         1.08
Band 100                               6,986             6,441              1.08
Band 75                                  -                 -                1.09
Band 50                                  -                 -                1.10
Band 25                                  -                 -                1.11
Band 0                                   -                 -                1.12
                              --------------    --------------
Total                         $    7,385,433         6,865,236
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $      215,527
   Mortality & expense charges                                            65,758
                                                                  --------------
   Net investment income (loss)                                          149,769
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              (29,818)
   Realized gain distributions                                            25,867
   Net change in unrealized appreciation (depreciation)                   13,418
                                                                  --------------
   Net gain (loss)                                                         9,467
                                                                  --------------

                                                                  --------------
Increase (decrease) in net assets from operations                 $      159,236
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended     Year ended
                                                       12/31/2006     12/31/2005
                                                     ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $    149,769   $      9,424
   Net realized gain (loss)                               (29,818)          (651)
   Realized gain distributions                             25,867          7,395
   Net change in unrealized appreciation
      (depreciation)                                       13,418        (11,013)
                                                     ------------   ------------
Increase (decrease) in net assets from operations         159,236          5,155
                                                     ------------   ------------
Contract owner transactions:
   Proceeds from units sold                             7,993,792        930,507
   Cost of units redeemed                              (1,819,642)      (151,749)
                                                     ------------   ------------
   Increase (decrease)                                  6,174,150        778,758
                                                     ------------   ------------
Net increase (decrease)                                 6,333,386        783,913
Net assets, beginning                                   1,052,047        268,134
                                                     ------------   ------------
Net assets, ending                                   $  7,385,433   $  1,052,047
                                                     ============   ============
Units sold                                              7,771,514        886,201
Units redeemed                                         (1,904,410)      (144,393)
                                                     ------------   ------------
Net increase (decrease)                                 5,867,104        741,808
Units outstanding, beginning                              998,132        256,324
                                                     ------------   ------------
Units outstanding, ending                               6,865,236        998,132
                                                     ============   ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $   9,374,808
Cost of units redeemed                                                (2,156,182)
Net investment income (loss)                                             159,606
Net realized gain (loss)                                                 (30,321)
Realized gain distributions                                               41,113
Net change in unrealized appreciation (depreciation)                      (3,591)
                                                                   -------------
                                                                   $   7,385,433
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                      PIMCO
                              High Yield (Class R)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.08      $    7,379             1.25%               2.5%
12/31/05               1.05           1,052             1.25%               0.0%
12/31/04               1.05             268             1.25%               4.0%
12/31/03               1.01               -             1.25%               0.0%
10/01/03               1.01               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.08      $        6             1.00%               2.2%
12/31/05               1.06               -             1.00%               1.3%
12/31/04               1.05               -             1.00%               3.3%
12/31/03               1.01               -             1.00%               0.6%
10/02/03               1.01               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.09      $        -             0.75%               2.5%
12/31/05               1.07               -             0.75%               1.5%
12/31/04               1.05               -             0.75%               3.5%
12/31/03               1.02               -             0.75%               0.6%
10/02/03               1.01               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.10      $        -             0.50%               2.7%
12/31/05               1.07               -             0.50%               1.8%
12/31/04               1.05               -             0.50%               3.8%
12/31/03               1.02               -             0.50%               0.7%
10/02/03               1.01               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.11      $        -             0.25%               3.0%
12/31/05               1.08               -             0.25%               2.0%
12/31/04               1.06               -             0.25%               4.0%
12/31/03               1.02               -             0.25%               0.8%
10/02/03               1.01               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.12      $        -             0.00%               3.3%
12/31/05               1.09               -             0.00%               2.3%
12/31/04               1.06               -             0.00%               4.3%
12/31/03               1.02               -             0.00%               0.8%
10/02/03               1.01               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006                2005               2004              2003
5.1%                2.5%               0.0%              0.0%

                             AUL American Unit Trust
                                Neuberger Berman
                               Fasciano (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $    1,296,785    $    1,353,189           116,295
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $    1,296,785         1,015,554    $         1.28
Band 100                                -                 -                 1.29
Band 75                                 -                 -                 1.30
Band 50                                 -                 -                 1.31
Band 25                                 -                 -                 1.32
Band 0                                  -                 -                 1.33
                              --------------    --------------
Total                         $    1,296,785         1,015,554
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $         -
   Mortality & expense charges                                             3,455
                                                                  --------------
   Net investment income (loss)                                           (3,455)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                    7
   Realized gain distributions                                            67,102
   Net change in unrealized appreciation (depreciation)                  (55,901)
                                                                  --------------
   Net gain (loss)                                                        11,208
                                                                  --------------
Increase (decrease) in net assets from operations                 $        7,753
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended      Year ended
                                                       12/31/2006      12/31/2005
                                                    -------------   -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $      (3,455)  $      (1,294)
   Net realized gain (loss)                                     7            (201)
   Realized gain distributions                             67,102           5,889
   Net change in unrealized appreciation
      (depreciation)                                      (55,901)           (675)
                                                    -------------   -------------
Increase (decrease) in net assets from operations           7,753           3,719
                                                    -------------   -------------
Contract owner transactions:
   Proceeds from units sold                             1,161,898         141,279
   Cost of units redeemed                                 (37,555)        (27,349)
                                                    -------------   -------------
   Increase (decrease)                                  1,124,343         113,930
                                                    -------------   -------------
Net increase (decrease)                                 1,132,096         117,649
Net assets, beginning                                     164,689          47,040
                                                    -------------   -------------
Net assets, ending                                  $   1,296,785   $     164,689
                                                    =============   =============
Units sold                                                913,431         117,760
Units redeemed                                            (31,142)        (22,928)
                                                    -------------   -------------
Net increase (decrease)                                   882,289          94,832
Units outstanding, beginning                              133,265          38,433
                                                    -------------   -------------
Units outstanding, ending                               1,015,554         133,265
                                                    =============   =============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------


Proceeds from units sold                                            $   1,350,039
Cost of units redeemed                                                    (64,966)
Net investment income (loss)                                               (4,681)
Net realized gain (loss)                                                     (194)
Realized gain distributions                                                72,991
Net change in unrealized appreciation (depreciation)                      (56,404)
                                                                    -------------
                                                                    $   1,296,785
                                                                    =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                Neuberger Berman
                               Fasciano (Advisor)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.28      $    1,297             1.25%               3.0%
12/31/05               1.24             165             1.25%               1.6%
12/31/04               1.22              47             1.25%              10.9%
12/31/03               1.10            -                1.25%              10.0%
10/01/03               1.00            -                1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.29      $        -             1.00%               3.6%
12/31/05               1.24               -             1.00%               0.9%
12/31/04               1.23               -             1.00%              11.4%
12/31/03               1.11               -             1.00%              10.5%
10/02/03               1.00               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.30      $        -             0.75%               3.8%
12/31/05               1.25               -             0.75%               1.2%
12/31/04               1.24               -             0.75%              11.7%
12/31/03               1.11               -             0.75%              10.6%
10/02/03               1.00               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.31      $        -             0.50%               4.1%
12/31/05               1.26               -             0.50%               1.4%
12/31/04               1.24               -             0.50%              12.0%
12/31/03               1.11               -             0.50%              10.7%
10/02/03               1.00               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.32      $        -             0.25%               4.4%
12/31/05               1.26               -             0.25%               1.7%
12/31/04               1.24               -             0.25%              12.3%
12/31/03               1.11               -             0.25%              10.7%
10/02/03               1.00               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.33      $        -             0.00%               4.6%
12/31/05               1.27               -             0.00%               1.9%
12/31/04               1.25               -             0.00%              12.5%
12/31/03               1.11               -             0.00%               0.0%
10/02/03               1.11               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006                2005               2004              2003
0.0%                0.0%               0.0%              0.0%

                             AUL American Unit Trust
                                Neuberger Berman
                              Millennium (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $       43,816    $       40,262             3,602
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $       43,816            35,007    $         1.25
Band 100                                -                 -                 1.26
Band 75                                 -                 -                 1.26
Band 50                                 -                 -                 1.27
Band 25                                 -                 -                 1.28
Band 0                                  -                 -                 1.28
                              --------------    --------------
Total                         $       43,816            35,007
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $         -
   Mortality & expense charges                                               271
                                                                  --------------
   Net investment income (loss)                                             (271)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                   63
   Realized gain distributions                                              -
   Net change in unrealized appreciation (depreciation)                    3,530
                                                                  --------------
   Net gain (loss)                                                         3,593
                                                                  --------------
Increase (decrease) in net assets from operations                 $        3,322
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended      Year ended
                                                       12/31/2006      12/31/2005
                                                    -------------   -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $        (271)  $          (1)
   Net realized gain (loss)                                    63            -
   Realized gain distributions                               -               -
   Net change in unrealized appreciation
      (depreciation)                                        3,530              24
                                                    -------------   -------------
Increase (decrease) in net assets from operations           3,322              23
                                                    -------------   -------------
Contract owner transactions:
   Proceeds from units sold                                40,478             561
   Cost of units redeemed                                    (568)           -
                                                    -------------   -------------
   Increase (decrease)                                     39,910             561
                                                    -------------   -------------
Net increase (decrease)                                    43,232             584
Net assets, beginning                                         584            -
                                                    -------------   -------------
Net assets, ending                                  $      43,816   $         584
                                                    =============   =============
Units sold                                                 34,963             497
Units redeemed                                               (453)           -
                                                    -------------   -------------
Net increase (decrease)                                    34,510             497
Units outstanding, beginning                                  497            -
                                                    -------------   -------------
Units outstanding, ending                                  35,007             497
                                                    =============   =============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $      41,039
Cost of units redeemed                                                       (568)
Net investment income (loss)                                                 (272)
Net realized gain (loss)                                                       63
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                        3,554
                                                                    -------------
                                                                    $      43,816
                                                                    =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                Neuberger Berman
                              Millennium (Advisor)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.25      $       44             1.25%               6.1%
12/31/05               1.18               1             1.25%              13.5%
12/31/04               1.04               -             1.25%               4.0%
12/13/04               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.26      $        -             1.00%               6.6%
12/31/05               1.18               -             1.00%              13.9%
12/31/04               1.04               -             1.00%               3.6%
12/13/04               1.00               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.26      $        -             0.75%               6.8%
12/31/05               1.18               -             0.75%              14.2%
12/31/04               1.04               -             0.75%               3.7%
12/13/04               1.00               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.27      $        -             0.50%               7.1%
12/31/05               1.19               -             0.50%              14.5%
12/31/04               1.04               -             0.50%               3.7%
12/13/04               1.00               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.28      $        -             0.25%               7.3%
12/31/05               1.19               -             0.25%              14.8%
12/31/04               1.04               -             0.25%               3.7%
12/13/04               1.00               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.28      $        -             0.00%               7.6%
12/31/05               1.19               -             0.00%              15.1%
12/31/04               1.04               -             0.00%               3.7%
12/13/04               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006                2005               2004
0.0%                0.0%               0.0%

                             AUL American Unit Trust
                                Neuberger Berman
                               Partners (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $    2,224,442    $    2,102,869           102,095
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $    2,153,617         1,641,378    $         1.31
Band 100                                -                 -                 1.32
Band 75                                 -                 -                 1.33
Band 50                                 -                 -                 1.33
Band 25                                 -                 -                 1.34
Band 0                                70,825            52,619              1.35
                              --------------    --------------
Total                         $    2,224,442         1,693,997
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $        5,365
   Mortality & expense charges                                            17,150
                                                                  --------------
   Net investment income (loss)                                          (11,785)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               11,500
   Realized gain distributions                                            33,838
   Net change in unrealized appreciation (depreciation)                  117,689
                                                                  --------------
   Net gain (loss)                                                       163,027
                                                                  --------------
Increase (decrease) in net assets from operations                 $      151,242
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended      Year ended
                                                       12/31/2006      12/31/2005
                                                    -------------   -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     (11,785)  $        (765)
   Net realized gain (loss)                                11,500           1,691
   Realized gain distributions                             33,838           9,214
   Net change in unrealized appreciation
      (depreciation)                                      117,689           3,884
                                                    -------------   -------------
Increase (decrease) in net assets from operations         151,242          14,024
                                                    -------------   -------------
Contract owner transactions:
   Proceeds from units sold                             3,130,252         406,947
   Cost of units redeemed                              (1,359,238)       (118,785)
                                                    -------------   -------------
   Increase (decrease)                                  1,771,014         288,162
                                                    -------------   -------------
Net increase (decrease)                                 1,922,256         302,186
Net assets, beginning                                     302,186            -
                                                    -------------   -------------
Net assets, ending                                  $   2,224,442   $     302,186
                                                    =============   =============
Units sold                                              2,544,573         372,615
Units redeemed                                         (1,107,247)       (115,944)
                                                    -------------   -------------
Net increase (decrease)                                 1,437,326         256,671
Units outstanding, beginning                              256,671            -
                                                    -------------   -------------
Units outstanding, ending                               1,693,997         256,671
                                                    =============   =============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $   3,537,199
Cost of units redeemed                                                 (1,478,023)
Net investment income (loss)                                              (12,550)
Net realized gain (loss)                                                   13,191
Realized gain distributions                                                43,052
Net change in unrealized appreciation (depreciation)                      121,573
                                                                    -------------
                                                                    $   2,224,442
                                                                    =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                Neuberger Berman
                               Partners (Advisor)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.31      $    2,153             1.25%              11.2%
12/31/05               1.18             302             1.25%              16.8%
12/31/04               1.01               -             1.25%               1.0%
12/13/04               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.32      $        -             1.00%              11.7%
12/31/05               1.18               -             1.00%              16.4%
12/31/04               1.01               -             1.00%               1.4%
12/13/04               1.00               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.33      $        -             0.75%              12.0%
12/31/05               1.18               -             0.75%              16.7%
12/31/04               1.01               -             0.75%               1.4%
12/13/04               1.00               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.33      $        -             0.50%              12.3%
12/31/05               1.19               -             0.50%              17.0%
12/31/04               1.01               -             0.50%               1.4%
12/13/04               1.00               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.34      $        -             0.25%              12.6%
12/31/05               1.19               -             0.25%              17.3%
12/31/04               1.01               -             0.25%               1.4%
12/13/04               1.00               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.35      $       71             0.00%              12.8%
12/31/05               1.19               -             0.00%              17.6%
12/31/04               1.01               -             0.00%               1.4%
12/13/04               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006                2005               2004
0.4%                0.0%               0.0%

                             AUL American Unit Trust
                                Neuberger Berman
                                 Focus (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $       15,078    $       16,963               933
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $       15,078            12,385    $         1.22
Band 100                                -                 -                 1.23
Band 75                                 -                 -                 1.24
Band 50                                 -                 -                 1.25
Band 25                                 -                 -                 1.26
Band 0                                  -                 -                 1.27
                              --------------    --------------
Total                         $       15,078            12,385
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $         -
   Mortality & expense charges                                                44
                                                                  --------------
   Net investment income (loss)                                              (44)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                   36
   Realized gain distributions                                             2,062
   Net change in unrealized appreciation (depreciation)                   (1,785)
                                                                  --------------
   Net gain (loss)                                                           313
                                                                  --------------
Increase (decrease) in net assets from operations                 $          269
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended      Year ended
                                                       12/31/2006      12/31/2005
                                                    -------------   -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $         (44)  $          (4)
   Net realized gain (loss)                                    36            -
   Realized gain distributions                              2,062             115
   Net change in unrealized appreciation
      (depreciation)                                       (1,785)           (100)
                                                    -------------   -------------
Increase (decrease) in net assets from operations             269              11
                                                    -------------   -------------
Contract owner transactions:
   Proceeds from units sold                                14,784             941
   Cost of units redeemed                                    (927)           -
                                                    -------------   -------------
   Increase (decrease)                                     13,857             941
                                                    -------------   -------------
Net increase (decrease)                                    14,126             952
Net assets, beginning                                         952            -
                                                    -------------   -------------
Net assets, ending                                  $      15,078   $         952
                                                    =============   =============
Units sold                                                 16,504             865
Units redeemed                                             (4,984)           -
                                                    -------------   -------------
Net increase (decrease)                                    11,520             865
Units outstanding, beginning                                  865            -
                                                    -------------   -------------
Units outstanding, ending                                  12,385             865
                                                    =============   =============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $      15,725
Cost of units redeemed                                                       (927)
Net investment income (loss)                                                  (48)
Net realized gain (loss)                                                       36
Realized gain distributions                                                 2,177
Net change in unrealized appreciation (depreciation)                       (1,885)
                                                                    -------------
                                                                    $      15,078
                                                                    =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                Neuberger Berman
                                 Focus (Advisor)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.22      $       15             1.25%              10.7%
12/31/05               1.10               1             1.25%              -1.8%
12/31/04               1.12               -             1.25%              12.0%
12/13/04               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.23      $        -             1.00%              10.8%
12/31/05               1.11               -             1.00%              -1.3%
12/31/04               1.12               -             1.00%              12.2%
12/13/04               1.00               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.24      $        -             0.75%              11.1%
12/31/05               1.11               -             0.75%              -1.1%
12/31/04               1.13               -             0.75%              12.6%
12/13/04               1.00               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.25      $        -             0.50%              11.4%
12/31/05               1.12               -             0.50%              -0.8%
12/31/04               1.13               -             0.50%              12.9%
12/13/04               1.00               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.26      $        -             0.25%              11.7%
12/31/05               1.13               -             0.25%              -0.6%
12/31/04               1.13               -             0.25%              13.3%
12/13/04               1.00               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.27      $        -             0.00%              12.0%
12/31/05               1.13               -             0.00%              -0.3%
12/31/04               1.14               -             0.00%               5.3%
12/13/04               1.08               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006                2005               2004
0.0%                0.0%               0.0%

                             AUL American Unit Trust
                               Franklin Templeton
                                 Flex Cap Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $      353,521     $     328,195             8,425
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $      353,521           263,789    $         1.34
Band 100                                 -                 -                1.35
Band 75                                  -                 -                1.36
Band 50                                  -                 -                1.37
Band 25                                  -                 -                1.38
Band 0                                   -                 -                1.40
                              --------------    --------------
Total                         $      353,521           263,789
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          136
   Mortality & expense charges                                             3,639
                                                                  --------------
   Net investment income (loss)                                           (3,503)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                6,568
   Realized gain distributions                                                -
   Net change in unrealized appreciation (depreciation)                    9,034
                                                                  --------------
   Net gain (loss)                                                        15,602
                                                                  --------------
Increase (decrease) in net assets from operations                 $       12,099
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     (3,503)   $     (2,112)
   Net realized gain (loss)                                6,568           1,244
   Realized gain distributions                               -               -
   Net change in unrealized appreciation
      (depreciation)                                       9,034          11,848
                                                    ------------    ------------
Increase (decrease) in net assets from operations         12,099          10,980
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              150,234         140,482
   Cost of units redeemed                                (50,524)        (23,566)
                                                    ------------    ------------
   Increase (decrease)                                    99,710         116,916
                                                    ------------    ------------
Net increase (decrease)                                  111,809         127,896
Net assets, beginning                                    241,712         113,816
                                                    ------------    ------------
Net assets, ending                                  $    353,521    $    241,712
                                                    ============    ============
Units sold                                               114,161         115,092
Units redeemed                                           (38,261)        (19,747)
                                                    ------------    ------------
Net increase (decrease)                                   75,900          95,345
Units outstanding, beginning                             187,889          92,544
                                                    ------------    ------------
Units outstanding, ending                                263,789         187,889
                                                    ============    ============

--------------------------------------------------------------------------------
                      Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    469,008
Cost of units redeemed                                                  (144,289)
Net investment income (loss)                                              (5,821)
Net realized gain (loss)                                                   9,297
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                      25,326
                                                                    ------------
                                                                    $    353,521
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                               Franklin Templeton
                                 Flex Cap Growth

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.34        $    354             1.25%               3.9%
12/31/05               1.29             242             1.25%               4.9%
12/31/04               1.23             114             1.25%              10.8%
12/31/03               1.11              -              1.25%              11.0%
10/01/03               1.00              -              1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.35        $      -             1.00%               4.4%
12/31/05               1.29               -             1.00%               4.7%
12/31/04               1.24               -             1.00%              11.7%
12/31/03               1.11               -             1.00%              11.2%
10/02/03               0.99               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.36        $      -             0.75%               4.7%
12/31/05               1.30               -             0.75%               5.0%
12/31/04               1.24               -             0.75%              12.0%
12/31/03               1.11               -             0.75%              11.3%
10/02/03               0.99               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.37        $      -             0.50%               5.0%
12/31/05               1.31               -             0.50%               5.3%
12/31/04               1.24               -             0.50%              12.2%
12/31/03               1.11               -             0.50%              11.4%
10/02/03               0.99               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.38        $      -             0.25%               5.2%
12/31/05               1.32               -             0.25%               5.5%
12/31/04               1.25               -             0.25%              12.5%
12/31/03               1.11               -             0.25%              11.4%
10/02/03               0.99               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.40        $      -             0.00%               5.5%
12/31/05               1.32               -             0.00%               5.8%
12/31/04               1.25               -             0.00%              12.8%
12/31/03               1.11               -             0.00%              11.5%
10/02/03               0.99               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006         2005       2004       2003
0.0%         0.0%       0.0%       0.0%

                             AUL American Unit Trust
                               Franklin Templeton
                                Strategic Income

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $      571,627    $      563,843            55,429
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $      422,292           344,427    $         1.23
Band 100                                 -                 -                1.24
Band 75                                  -                 -                1.25
Band 50                                  -                 -                1.26
Band 25                                  -                 -                1.27
Band 0                               149,335           116,941              1.28
                              --------------    --------------
Total                         $      571,627           461,368
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $       21,557
   Mortality & expense charges                                             3,383
                                                                  --------------
   Net investment income (loss)                                           18,174
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               (1,219)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                    9,229
                                                                  --------------
   Net gain (loss)                                                         8,010
                                                                  --------------
Increase (decrease) in net assets from operations                 $       26,184
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                    $      18,174    $      3,149
   Net realized gain (loss)                               (1,219)           (117)
   Realized gain distributions                                -               -
   Net change in unrealized appreciation
      (depreciation)                                       9,229          (1,457)
                                                    ------------    ------------
Increase (decrease) in net assets from operations         26,184           1,575
                                                    ------------    ------------
Contract owner transactions:
    Proceeds from units sold                             515,320         225,524
    Cost of units redeemed                              (135,792)        (62,325)
                                                    ------------    ------------
    Increase (decrease)                                  379,528         163,199
                                                    ------------    ------------
Net increase (decrease)                                  405,712         164,774
Net assets, beginning                                    165,915           1,141
                                                    ------------    ------------
Net assets, ending                                  $    571,627    $    165,915
                                                    ============    ============
Units sold                                               431,615         198,254
Units redeemed                                          (114,431)        (55,061)
Net increase (decrease)                                  317,184         143,193
Units outstanding, beginning                             144,184             991
                                                    ------------    ------------
Units outstanding, ending                                461,368         144,184
                                                    ============    ============

--------------------------------------------------------------------------------
                      Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    741,971
Cost of units redeemed                                                  (198,118)
Net investment income (loss)                                              21,326
Net realized gain (loss)                                                  (1,336)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                       7,784
                                                                    ------------
                                                                    $    571,627
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                               Franklin Templeton
                                Strategic Income

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.23        $    422             1.25%               6.6%
12/31/05               1.15             166             1.25%               0.0%
12/31/04               1.15               1             1.25%               8.5%
12/31/03               1.06              -              1.25%               3.9%
10/01/03               1.02              -              1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.24        $      -             1.00%               6.8%
12/31/05               1.16               -             1.00%               0.2%
12/31/04               1.15               -             1.00%               8.5%
12/31/03               1.06               -             1.00%               5.1%
10/02/03               1.01               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.25        $      -             0.75%               7.0%
12/31/05               1.16               -             0.75%               0.5%
12/31/04               1.16               -             0.75%               8.8%
12/31/03               1.06               -             0.75%               5.2%
10/02/03               1.01               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.26        $      -             0.50%               7.3%
12/31/05               1.17               -             0.50%               0.7%
12/31/04               1.16               -             0.50%               9.1%
12/31/03               1.06               -             0.50%               5.3%
10/02/03               1.01               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.27        $      -             0.25%               7.6%
12/31/05               1.18               -             0.25%               1.0%
12/31/04               1.17               -             0.25%               9.4%
12/31/03               1.07               -             0.25%               5.3%
10/02/03               1.01               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.28        $    149             0.00%               7.9%
12/31/05               1.18             -               0.00%               1.3%
12/31/04               1.17             -               0.00%               9.6%
12/31/03               1.07             -               0.00%               4.8%
10/02/03               1.02             -               0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006         2005       2004       2003
5.8%         5.2%       5.0%       0.0%

                             AUL American Unit Trust
                               Franklin Templeton
                                     Foreign

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $      781,252    $      735,950            57,700
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $      781,252           474,067    $         1.65
Band 100                                 -                 -                1.66
Band 75                                  -                 -                1.68
Band 50                                  -                 -                1.69
Band 25                                  -                 -                1.70
Band 0                                   -                 -                1.72
                              --------------    --------------
Total                         $      781,252           474,067
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $       14,178
   Mortality & expense charges                                             7,654
                                                                  --------------
   Net investment income (loss)                                            6,524
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                5,766
   Realized gain distributions                                            63,075
   Net change in unrealized appreciation (depreciation)                   31,863
                                                                  --------------
   Net gain (loss)                                                       100,704
                                                                  --------------
Increase (decrease) in net assets from operations                 $      107,228
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $      6,524    $      1,675
   Net realized gain (loss)                                5,766           2,544
   Realized gain distributions                            63,075          20,471
   Net change in unrealized appreciation
      (depreciation)                                      31,863           8,589
                                                    ------------    ------------
Increase (decrease) in net assets from operations        107,228          33,279
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              332,462         256,523
   Cost of units redeemed                                (93,505)        (57,280)
                                                    ------------    ------------
   Increase (decrease)                                   238,957         199,243
                                                    ------------    ------------
Net increase (decrease)                                  346,185         232,522
Net assets, beginning                                    435,067         202,545
                                                    ------------    ------------
Net assets, ending                                  $    781,252    $    435,067
                                                    ============    ============
Units sold                                               222,911         198,101
Units redeemed                                           (60,730)        (44,441)
                                                    ------------    ------------
Net increase (decrease)                                  162,181         153,660
Units outstanding, beginning                             311,886         158,226
                                                    ------------    ------------
Units outstanding, ending                                474,067         311,886
                                                    ============    ============

--------------------------------------------------------------------------------
                      Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    788,887
Cost of units redeemed                                                  (153,594)
Net investment income (loss)                                               8,526
Net realized gain (loss)                                                   8,538
Realized gain distributions                                               83,593
Net change in unrealized appreciation (depreciation)                      45,302
                                                                    ------------
                                                                    $    781,252
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                               Franklin Templeton
                                     Foreign

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.65        $    781             1.25%              17.7%
12/31/05               1.40             435             1.25%               9.4%
12/31/04               1.28             203             1.25%              16.4%
12/31/03               1.10             -               1.25%              10.0%
10/01/03               1.00             -               1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.66        $      -             1.00%              18.4%
12/31/05               1.40               -             1.00%               9.4%
12/31/04               1.28               -             1.00%              16.5%
12/31/03               1.10               -             1.00%               9.1%
10/02/03               1.01               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.68        $      -             0.75%              18.7%
12/31/05               1.41               -             0.75%               9.7%
12/31/04               1.29               -             0.75%              16.8%
12/31/03               1.10               -             0.75%               9.2%
10/02/03               1.01               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.69        $      -             0.50%              19.0%
12/31/05               1.42               -             0.50%               9.9%
12/31/04               1.29               -             0.50%              16.5%
12/31/03               1.11               -             0.50%               9.8%
10/02/03               1.01               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.70        $      -             0.25%              19.3%
12/31/05               1.43               -             0.25%              10.2%
12/31/04               1.29               -             0.25%              17.4%
12/31/03               1.10               -             0.25%               9.3%
10/02/03               1.01               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.72        $      -             0.00%              19.6%
12/31/05               1.44               -             0.00%              10.5%
12/31/04               1.30               -             0.00%              17.7%
12/31/03               1.10               -             0.00%               9.4%
10/02/03               1.01               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006         2005       2004       2003
2.3%         1.8%       4.0%       0.0%

                             AUL American Unit Trust
                               Franklin Templeton
                                 Capital Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                                     Investments at           Cost of       Mutual Fund
                                              Value       Investments            Shares
                                     --------------    --------------    --------------
                                                       --------------    --------------
Investments                          $          -      $          -                 -
                                                       ==============    ==============
Receivable from general account               6,894
                                     --------------
Net assets                           $        6,894
                                     ==============

                                                                Units      Accumulation
                                         Net Assets       Outstanding        Unit Value
                                     --------------    --------------    --------------
Band 125                             $        6,894             5,696    $         1.20
Band 100                                        -                 -                1.21
Band 75                                         -                 -                1.22
Band 50                                         -                 -                1.23
Band 25                                         -                 -                1.24
Band 0                                          -                 -                1.25
                                     --------------    --------------
Total                                $        6,894             5,696
                                     ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $         -
   Mortality & expense charges                                                4
                                                                  -------------
   Net investment income (loss)                                              (4)
                                                                  -------------
Gain (loss) on investments:
   Net realized gain (loss)                                                 -
   Realized gain distributions                                              -
   Net change in unrealized appreciation (depreciation)                     -
                                                                  -------------
   Net gain (loss)                                                          -
                                                                  -------------
Increase (decrease) in net assets from operations                 $          (4)
                                                                  =============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             Year ended      Year ended
                                                             12/31/2006      12/31/2005
                                                           ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                            $         (4)   $        -
   Net realized gain (loss)                                         -               -
   Realized gain distributions                                      -               -
   Net change in unrealized appreciation
      (depreciation)                                                -               -
                                                           ------------    ------------
Increase (decrease) in net assets from operations                    (4)            -
                                                           ------------    ------------
Contract owner transactions:
   Proceeds from units sold                                       6,902             -
   Cost of units redeemed                                            (4)            -
                                                           ------------    ------------
   Increase (decrease)                                            6,898             -
                                                           ------------    ------------
Net increase (decrease)                                           6,894             -
Net assets, beginning                                               -               -
                                                           ------------    ------------
Net assets, ending                                         $      6,894    $        -
                                                           ============    ============
Units sold                                                        5,699             -
Units redeemed                                                       (3)            -
                                                           ------------    ------------
Net increase (decrease)                                           5,696             -
Units outstanding, beginning                                        -               -
                                                           ------------    ------------
Units outstanding, ending                                         5,696             -
                                                           ============    ============

--------------------------------------------------------------------------------
                      Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $     6,902
Cost of units redeemed                                                       (4)
Net investment income (loss)                                                 (4)
Net realized gain (loss)                                                    -
Realized gain distributions                                                 -
Net change in unrealized appreciation (depreciation)                        -
                                                                    -----------
                                                                    $     6,894
                                                                    ===========

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                               Franklin Templeton
                                 Capital Growth

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.20        $     7              1.25%               6.7%
12/31/05               1.13              -              1.25%             -12.8%
12/31/04               1.29              -              1.25%              15.2%
12/31/03               1.12              -              1.25%              12.0%
10/01/03               1.00              -              1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.21        $      -             1.00%               7.1%
12/31/05               1.13               -             1.00%              -0.8%
12/31/04               1.14               -             1.00%               5.4%
12/31/03               1.08               -             1.00%               8.5%
10/02/03               1.00               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.22        $      -             0.75%               7.3%
12/31/05               1.14               -             0.75%              -0.1%
12/31/04               1.14               -             0.75%               5.7%
12/31/03               1.08               -             0.75%               8.6%
10/02/03               1.00               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.23        $      -             0.50%               7.6%
12/31/05               1.15               -             0.50%               0.1%
12/31/04               1.15               -             0.50%               6.0%
12/31/03               1.08               -             0.50%               8.7%
10/02/03               1.00               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.24        $      -             0.25%               7.8%
12/31/05               1.15               -             0.25%               0.4%
12/31/04               1.15               -             0.25%               6.2%
12/31/03               1.08               -             0.25%               8.7%
10/02/03               1.00               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.25        $      -             0.00%               8.1%
12/31/05               1.16               -             0.00%               0.6%
12/31/04               1.15               -             0.00%               6.5%
12/31/03               1.08               -             0.00%               8.8%
10/02/03               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006         2005       2004       2003
0.0%         2.8%       6.4%       0.0%

                             AUL American Unit Trust
                               Franklin Templeton
                              Small-Mid Cap Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $       49,168    $       50,216             1,319
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $       49,168            36,175    $         1.36
Band 100                                 -                 -                1.37
Band 75                                  -                 -                1.38
Band 50                                  -                 -                1.39
Band 25                                  -                 -                1.40
Band 0                                   -                 -                1.41
                              --------------    --------------
Total                         $       49,168            36,175
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               423
                                                                  --------------
   Net investment income (loss)                                             (423)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  612
   Realized gain distributions                                             3,478
   Net change in unrealized appreciation (depreciation)                   (1,831)
                                                                  --------------
   Net gain (loss)                                                         2,259
                                                                  --------------
Increase (decrease) in net assets from operations                 $        1,836
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $       (423)   $        (55)
   Net realized gain (loss)                                  612              -
   Realized gain distributions                             3,478              -
   Net change in unrealized appreciation
      (depreciation)                                      (1,831)            783
                                                    ------------    ------------
Increase (decrease) in net assets from operations          1,836             728
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                               43,201           7,036
   Cost of units redeemed                                 (3,633)            -
                                                    ------------    ------------
   Increase (decrease)                                    39,568           7,036
                                                    ------------    ------------
Net increase (decrease)                                   41,404           7,764
Net assets, beginning                                      7,764             -
                                                    ------------    ------------
Net assets, ending                                  $     49,168    $      7,764
                                                    ============    ============
Units sold                                                32,934           6,061
Units redeemed                                            (2,820)            -
                                                    ------------    ------------
Net increase (decrease)                                   30,114           6,061
Units outstanding, beginning                               6,061             -
                                                    ------------    ------------
Units outstanding, ending                                 36,175           6,061
                                                    ============    ============

--------------------------------------------------------------------------------
                      Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $     50,237
Cost of units redeemed                                                    (3,633)
Net investment income (loss)                                                (478)
Net realized gain (loss)                                                     612
Realized gain distributions                                                3,478
Net change in unrealized appreciation (depreciation)                      (1,048)
                                                                    ------------
                                                                    $     49,168
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                               Franklin Templeton
                              Small-Mid Cap Growth

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.36        $     49             1.25%               6.3%
12/31/05               1.28               8             1.25%               8.5%
12/31/04               1.18             -               1.25%              18.0%
05/17/03               1.00             -               1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.37        $      -             1.00%               6.2%
2/31/05               1.29               -             1.00%               9.0%
12/31/04               1.18               -             1.00%              18.3%
05/17/04               1.00               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.38        $      -             0.75%               6.4%
12/31/05               1.29               -             0.75%               9.2%
12/31/04               1.19               -             0.75%              18.5%
05/17/04               1.00               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.39        $      -             0.50%               6.7%
12/31/05               1.30               -             0.50%               9.5%
12/31/04               1.19               -             0.50%              18.7%
05/17/04               1.00               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.40        $      -             0.25%               7.0%
12/31/05               1.31               -             0.25%               9.8%
12/31/04               1.19               -             0.25%              18.9%
05/17/04               1.00               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.41        $      -             0.00%               7.2%
12/31/05               1.31               -             0.00%              10.0%
12/31/04               1.19               -             0.00%              19.1%
05/17/04               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006         2005       2004       2003
0.0%         0.1%       0.0%       0.0%

                             AUL American Unit Trust
                               Franklin Templeton
                            Small Cap Value (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $          -      $          -                 -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $          -                 -      $         1.04
Band 100                                 -                 -                1.04
Band 75                                  -                 -                1.04
Band 50                                  -                 -                1.04
Band 25                                  -                 -                1.04
Band 0                                   -                 -                1.04
                              --------------    --------------
Total                         $          -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 10/23/06
                                                                     to 12/31/06
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $          -
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation
      (depreciation)                                                         -
                                                                  --------------
Increase (decrease) in net assets from operations                            -
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                                  -
   Cost of units redeemed                                                    -
                                                                  --------------
   Increase (decrease)                                                       -
                                                                  --------------
Net increase (decrease)                                                      -
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $          -
                                                                  ==============
Units sold                                                                   -
Units redeemed                                                               -
                                                                  --------------
Net increase (decrease)                                                      -
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                                    -
                                                                  ==============

--------------------------------------------------------------------------------
                      Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------


Proceeds from units sold                                            $        -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                    ------------
                                                                    $        -
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                               Franklin Templeton
                            Small Cap Value (Class A)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.04        $      -             1.25%               3.8%
10/23/06               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.04        $      -             1.00%               3.8%
10/23/06               1.00               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.04        $      -             0.75%               3.9%
10/23/06               1.00               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.04        $      -             0.50%               3.9%
10/23/06               1.00               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.04        $      -             0.25%               4.0%
10/23/06               1.00               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.04        $      -             0.00%               4.0%
10/23/06               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

                                      2006
                                      ----
                                      0.0%

                             AUL American Unit Trust
                               Franklin Templeton
                            Small Cap Value (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $          -      $          -                 -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $          -                 -      $         1.04
Band 100                                 -                 -                1.04
Band 75                                  -                 -                1.04
Band 50                                  -                 -                1.04
Band 25                                  -                 -                1.04
Band 0                                   -                 -                1.04
                              --------------    --------------
Total                         $          -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 10/23/06
                                                                     to 12/31/06
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $          -
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation
      (depreciation)                                                         -
                                                                  --------------
Increase (decrease) in net assets from operations                            -
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                                  -
   Cost of units redeemed                                                    -
                                                                  --------------
   Increase (decrease)                                                       -
                                                                  --------------
Net increase (decrease)                                                      -
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $          -
                                                                  ==============
Units sold                                                                   -
Units redeemed                                                               -
                                                                  --------------
Net increase (decrease)                                                      -
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                                    -
                                                                  ==============

--------------------------------------------------------------------------------
                      Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------


Proceeds from units sold                                            $        -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                    ------------
                                                                    $        -
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                               Franklin Templeton
                            Small Cap Value (Class R)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.04        $      -             1.25%               3.7%
10/23/06               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.04        $      -             1.00%               3.8%
10/23/06               1.00               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.04        $      -             0.75%               3.8%
10/23/06               1.00               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.04        $      -             0.50%               3.9%
10/23/06               1.00               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.04        $      -             0.25%               3.9%
10/23/06               1.00               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.04        $      -             0.00%               4.0%
10/23/06               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

                                      2006
                                      ----
                                      0.0%

                             AUL American Unit Trust
                               Franklin Templeton
                                     Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
                              --------------    --------------    --------------
Net assets                    $   10,076,336    $    9,436,826           396,081
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $    9,982,030         6,063,287    $         1.65
Band 100                                 -                 -                1.66
Band 75                                  -                 -                1.67
Band 50                                  -                 -                1.69
Band 25                                  -                 -                1.70
Band 0                                94,306            54,977              1.72
                              --------------    --------------
Total                         $   10,076,336         6,118,264
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006


Investment income:
   Dividend income                                                $      155,717
   Mortality & expense charges                                            89,736
                                                                  --------------
   Net investment income (loss)                                           65,981
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               44,916
   Realized gain distributions                                           591,825
   Net change in unrealized appreciation (depreciation)                  649,566
                                                                  --------------
   Net gain (loss)                                                     1,286,307
                                                                  --------------
Increase (decrease) in net assets from operations                 $    1,352,288
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     65,981    $     26,535
   Net realized gain (loss)                               44,916           2,121
   Realized gain distributions                           591,825         176,388
   Net change in unrealized appreciation
      (depreciation)                                     649,566         (14,240)
                                                    ------------    ------------
Increase (decrease) in net assets from operations      1,352,288         190,804
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            7,034,634       3,213,993
   Cost of units redeemed                             (1,802,678)       (246,852)
                                                    ------------    ------------
   Increase (decrease)                                 5,231,956       2,967,141
                                                    ------------    ------------
Net increase (decrease)                                6,584,244       3,157,945
Net assets, beginning                                  3,492,092         334,147
                                                    ------------    ------------
Net assets, ending                                  $ 10,076,336    $  3,492,092
                                                    ============    ============
Units sold                                             4,869,584       2,473,947
Units redeemed                                        (1,297,185)       (187,559)
                                                    ------------    ------------
Net increase (decrease)                                3,572,399       2,286,388
Units outstanding, beginning                           2,545,865         259,477
                                                    ------------    ------------
Units outstanding, ending                              6,118,264       2,545,865
                                                    ============    ============

--------------------------------------------------------------------------------
                      Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $ 10,573,195
Cost of units redeemed                                                (2,049,530)
Net investment income (loss)                                             685,561
Net realized gain (loss)                                                  47,043
Realized gain distributions                                              180,557
Net change in unrealized appreciation (depreciation)                     639,510
                                                                  --------------
                                                                    $ 10,076,336
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                               Franklin Templeton
                                     Growth

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.65        $  9,982             1.25%              20.2%
12/31/05               1.37             242             1.25%              11.4%
12/31/04               1.23             114             1.25%              10.8%
12/31/03               1.11             -               1.25%              11.0%
10/01/03               1.00             -               1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.66        $      -             1.00%              20.3%
12/31/05               1.38               -             1.00%               6.7%
12/31/04               1.29               -             1.00%              15.7%
12/31/03               1.12               -             1.00%              11.2%
10/02/03               1.01               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.67        $      -             0.75%              20.6%
12/31/05               1.39               -             0.75%               6.9%
12/31/04               1.30               -             0.75%              16.0%
12/31/03               1.12               -             0.75%              11.3%
10/02/03               1.01               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.69        $      -             0.50%              20.9%
12/31/05               1.40               -             0.50%               7.2%
12/31/04               1.30               -             0.50%              16.3%
12/31/03               1.12               -             0.50%              11.3%
10/02/03               1.01               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.70        $      -             0.25%              21.2%
12/31/05               1.40               -             0.25%               7.5%
12/31/04               1.31               -             0.25%              16.5%
12/31/03               1.12               -             0.25%              11.4%
10/02/03               1.01               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.72        $     94             0.00%              21.5%
12/31/05               1.41             -               0.00%               7.7%
12/31/04               1.31             -               0.00%              16.8%
12/31/03               1.12             -               0.00%              11.5%
10/02/03               1.01             -               0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006         2005       2004       2003
2.3%        0.0%       0.0%       0.0%

                             AUL American Unit Trust
                                 Frank Russell
                        Lifepoint Aggressive (Class R3)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $    2,589,708    $    2,457,063           208,795
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $    2,254,580         1,605,775    $         1.40
Band 100                              25,285            17,887              1.41
Band 75                                 -                 -                 1.42
Band 50                              309,843           216,325              1.43
Band 25                                 -                 -                 1.44
Band 0                                  -                 -                 1.45
                              --------------    --------------
Total                         $    2,589,708         1,839,987
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $       61,761
   Mortality & expense charges                                            17,935
                                                                  --------------
   Net investment income (loss)                                           43,826
                                                                  --------------

Gain (loss) on investments:
   Net realized gain (loss)                                               22,228
   Realized gain distributions                                            56,419
   Net change in unrealized appreciation (depreciation)                  107,218
                                                                  --------------
   Net gain (loss)                                                       185,865
                                                                  --------------

Increase (decrease) in net assets from operations                  $     229,691
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended      Year ended
                                                       12/31/2006      12/31/2005
                                                    -------------   -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $      43,826    $      1,950
   Net realized gain (loss)                                22,228           1,234
   Realized gain distributions                             56,419           3,255
   Net change in unrealized appreciation
      (depreciation)                                      107,218          25,792
                                                    -------------   -------------
Increase (decrease) in net assets from operations         229,691          32,231
                                                    -------------   -------------
Contract owner transactions:
   Proceeds from units sold                             2,024,365         637,899
   Cost of units redeemed                                (320,887)        (27,920)
                                                    -------------   -------------
   Increase (decrease)                                  1,703,478         609,979
                                                    -------------   -------------
Net increase (decrease)                                 1,933,169         642,210
Net assets, beginning                                     656,539          14,329
                                                    -------------   -------------
Net assets, ending                                  $   2,589,708   $     656,539
                                                    =============   =============

Units sold                                              1,578,850         543,220
Units redeemed                                           (271,057)        (23,423)
                                                    -------------   -------------
Net increase (decrease)                                 1,307,793         519,797
Units outstanding, beginning                              532,194          12,397
                                                    -------------   -------------
Units outstanding, ending                               1,839,987         532,194
                                                    =============   =============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  2,676,843
Cost of units redeemed                                                  (348,807)
Net investment income (loss)                                              45,891
Net realized gain (loss)                                                  23,462
Realized gain distributions                                               59,674
Net change in unrealized appreciation (depreciation)                     132,645
                                                                    ------------
                                                                    $  2,589,708
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                 Frank Russell
                        Lifepoint Aggressive (Class R3)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.40      $    2,255             1.25%               14.2%
12/31/05               1.23             657             1.25%                6.0%
12/31/04               1.16              14             1.25%               16.0%
05/17/04               1.00               -             1.25%                0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.41      $       25             1.00%               14.1%
12/31/05               1.24               -             1.00%                8.0%
12/31/04               1.15               -             1.00%               14.7%
05/17/04               1.00               -             1.00%                0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.42      $       -              0.75%               14.4%
12/31/05               1.24              -              0.75%                8.3%
12/31/04               1.15              -              0.75%               14.8%
05/17/04               1.00              -              0.75%                0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.43      $      310             0.50%               14.7%
12/31/05               1.25               -             0.50%                8.6%
12/31/04               1.15               -             0.50%               15.0%
05/17/04               1.00               -             0.50%                0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.44      $        -             0.25%               15.0%
12/31/05               1.25               -             0.25%                8.8%
12/31/04               1.15               -             0.25%               15.2%
05/17/04               1.00               -             0.25%                0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.45      $        -             0.00%               15.3%
12/31/05               1.26               -             0.00%                9.1%
12/31/04               1.15               -             0.00%               15.4%
05/17/04               1.00               -             0.00%                0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006                2005               2004
3.8%                1.9%               10.3%

                             AUL American Unit Trust
                                 Frank Russell
                          Lifepoint Balanced (Class R3)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $    4,837,155    $    4,659,000           401,031
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $    4,285,388         3,244,946    $         1.32
Band 100                              36,323            27,324              1.33
Band 75                                 -                 -                 1.34
Band 50                              515,443           382,694              1.35
Band 25                                 -                 -                 1.36
Band 0                                  -                 -                 1.36
                              --------------    --------------
Total                         $    4,837,154         3,654,964
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $      127,797
   Mortality & expense charges                                            36,166
                                                                  --------------
   Net investment income (loss)                                           91,631
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               28,500
   Realized gain distributions                                            92,189
   Net change in unrealized appreciation (depreciation)                  153,798
                                                                  --------------
   Net gain (loss)                                                       274,487
                                                                  --------------
Increase (decrease) in net assets from operations                 $      366,118
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended      Year ended
                                                       12/31/2006      12/31/2005
                                                    -------------   -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $      91,631   $       6,125
   Net realized gain (loss)                                28,500             607
   Realized gain distributions                             92,189           6,481
   Net change in unrealized appreciation
      (depreciation)                                      153,798          23,793
                                                    -------------   -------------
Increase (decrease) in net assets from operations         366,118          37,006
                                                    -------------   -------------
Contract owner transactions:
   Proceeds from units sold                             3,846,169       1,210,606
   Cost of units redeemed                                (570,827)       (114,375)
                                                    -------------   -------------
   Increase (decrease)                                  3,275,342       1,096,231
                                                    -------------   -------------
Net increase (decrease)                                 3,641,460       1,133,237
Net assets, beginning                                   1,195,695          62,458
                                                    -------------   -------------
Net assets, ending                                  $   4,837,155   $   1,195,695
                                                    =============   =============
Units sold                                              3,142,567       1,053,011
Units redeemed                                           (494,969)       (101,009)
                                                    -------------   -------------
Net increase (decrease)                                 2,647,598         952,002
Units outstanding, beginning                            1,007,366          55,364
                                                    -------------   -------------
Units outstanding, ending                               3,654,964       1,007,366
                                                    =============   =============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  5,117,996
Cost of units redeemed                                                  (685,202)
Net investment income (loss)                                              98,280
Net realized gain (loss)                                                  29,108
Realized gain distributions                                               98,818
Net change in unrealized appreciation (depreciation)                     178,155
                                                                    ------------
                                                                    $  4,837,155
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                 Frank Russell
                          Lifepoint Balanced (Class R3)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.32      $    4,286             1.25%               11.0%
12/31/05               1.19           1,196             1.25%                5.3%
12/31/04               1.13              62             1.25%               13.0%
05/17/04               1.00               -             1.25%                0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.33      $       36             1.00%               11.5%
12/31/05               1.19               -             1.00%                6.9%
12/31/04               1.12               -             1.00%               11.5%
05/17/04               1.00               -             1.00%                0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.34      $        -             0.75%               11.8%
12/31/05               1.20               -             0.75%                7.2%
12/31/04               1.12               -             0.75%               11.7%
05/17/04               1.00               -             0.75%                0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.35      $      515             0.50%               12.1%
12/31/05               1.20               -             0.50%                7.4%
12/31/04               1.12               -             0.50%               11.8%
05/17/04               1.00               -             0.50%                0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.36      $        -             0.25%               12.4%
12/31/05               1.21               -             0.25%                7.7%
12/31/04               1.12               -             0.25%               12.0%
05/17/04               1.00               -             0.25%                0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.36      $        -             0.00%               12.7%
12/31/05               1.21               -             0.00%                8.0%
12/31/04               1.12               -             0.00%               12.2%
05/17/04               1.00               -             0.00%                0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006                2005               2004
4.2%                2.7%               14.4%

                             AUL American Unit Trust
                                 Frank Russell
                     Lifepoint Equity Aggressive (Class R3)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $      898,054    $      867,634            73,236
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $      861,814           574,793    $         1.50
Band 100                               2,206             1,462              1.51
Band 75                                 -                 -                 1.52
Band 50                               34,034            22,258              1.53
Band 25                                 -                 -                 1.54
Band 0                                  -                 -                 1.55
                              --------------    --------------
Total                         $      898,054           598,513
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $       20,707
   Mortality & expense charges                                             6,748
                                                                  --------------
   Net investment income (loss)                                           13,959
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               26,778
   Realized gain distributions                                            21,891
   Net change in unrealized appreciation (depreciation)                   23,409
                                                                  --------------
   Net gain (loss)                                                        72,078
                                                                  --------------
Increase (decrease) in net assets from operations                 $       86,037
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended      Year ended
                                                       12/31/2006      12/31/2005
                                                    -------------   -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $      13,959   $         108
   Net realized gain (loss)                                26,778             294
   Realized gain distributions                             21,891           1,065
   Net change in unrealized appreciation
      (depreciation)                                       23,409           6,936
                                                    -------------   -------------
Increase (decrease) in net assets from operations          86,037           8,403
                                                    -------------   -------------
Contract owner transactions:
   Proceeds from units sold                               857,208         161,408
   Cost of units redeemed                                (208,513)         (8,244)
                                                    -------------   -------------
   Increase (decrease)                                    648,695         153,164
                                                    -------------   -------------
Net increase (decrease)                                   734,732         161,567
Net assets, beginning                                     163,322           1,755
                                                    -------------   -------------
Net assets, ending                                  $     898,054   $     163,322
                                                    =============   =============
Units sold                                                717,816          32,527
Units redeemed                                           (146,545)         (6,770)
                                                    -------------   -------------
Net increase (decrease)                                   571,271          25,757
Units outstanding, beginning                               27,242           1,485
                                                    -------------   -------------
Units outstanding, ending                                 598,513          27,242
                                                    =============   =============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $   1,020,286
Cost of units redeemed                                                   (216,757)
Net investment income (loss)                                               14,077
Net realized gain (loss)                                                   27,072
Realized gain distributions                                                22,956
Net change in unrealized appreciation (depreciation)                       30,420
                                                                    -------------
                                                                    $     898,054
                                                                    =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                 Frank Russell
                     Lifepoint Equity Aggressive (Class R3)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.50      $      862             1.25%               17.1%
12/31/05               1.28             163             1.25%                8.5%
12/31/04               1.18               2             1.25%               18.0%
05/17/04               1.00               -             1.25%                0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.51      $        2             1.00%               17.1%
12/31/05               1.29               -             1.00%                9.5%
12/31/04               1.18               -             1.00%               17.7%
05/17/04               1.00               -             1.00%                0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.52      $        -             0.75%               17.4%
12/31/05               1.29               -             0.75%                9.8%
12/31/04               1.18               -             0.75%               17.9%
05/17/04               1.00               -             0.75%                0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.53      $       34             0.50%               17.7%
12/31/05               1.30               -             0.50%               10.0%
12/31/04               1.18               -             0.50%               18.1%
05/17/04               1.00               -             0.50%                0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.54      $        -             0.25%               18.0%
12/31/05               1.30               -             0.25%               10.3%
12/31/04               1.18               -             0.25%               18.3%
05/17/04               1.00               -             0.25%                0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.55      $        -             0.00%               18.3%
12/31/05               1.31               -             0.00%               10.6%
12/31/04               1.18               -             0.00%               18.4%
05/17/04               1.00               -             0.00%                0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006                2005               2004
3.9%                1.4%               6.9%

                             AUL American Unit Trust
                                 Frank Russell
                         Lifepoint Moderate (Class R3)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $    1,520,051    $    1,487,806           133,166
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $    1,344,899         1,118,537    $         1.20
Band 100                              18,483            15,271              1.21
Band 75                              156,669           127,761              1.23
Band 50                                 -                 -                 1.23
Band 25                                 -                 -                 1.23
Band 0                                  -                 -                 1.24
                              --------------    --------------
Total                         $    1,520,051         1,261,569
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $       40,582
   Mortality & expense charges                                            11,947
                                                                  --------------
   Net investment income (loss)                                           28,635
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                7,926
   Realized gain distributions                                            22,639
   Net change in unrealized appreciation (depreciation)                   30,202
                                                                  --------------
   Net gain (loss)                                                        60,767
                                                                  --------------
Increase (decrease) in net assets from operations                 $       89,402
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended      Year ended
                                                       12/31/2006      12/31/2005
                                                    -------------   -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $      28,635   $       2,249
   Net realized gain (loss)                                 7,926             124
   Realized gain distributions                             22,639           2,478
   Net change in unrealized appreciation
      (depreciation)                                       30,202           1,923
                                                    -------------   -------------
Increase (decrease) in net assets from operations          89,402           6,774
                                                    -------------   -------------
Contract owner transactions:
   Proceeds from units sold                             1,429,205         380,144
   Cost of units redeemed                                (398,631)        (11,532)
                                                    -------------   -------------
   Increase (decrease)                                  1,030,574         368,612
                                                    -------------   -------------
Net increase (decrease)                                 1,119,976         375,386
Net assets, beginning                                     400,075          24,689
                                                    -------------   -------------
Net assets, ending                                  $   1,520,051   $     400,075
                                                    =============   =============
Units sold                                              1,252,045         346,836
Units redeemed                                           (349,588)        (10,537)
                                                    -------------   -------------
Net increase (decrease)                                   902,457         336,299
Units outstanding, beginning                              359,112          22,813
                                                    -------------   -------------
Units outstanding, ending                               1,261,569         359,112
                                                    =============   =============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  1,833,710
Cost of units redeemed                                                  (410,162)
Net investment income (loss)                                              31,025
Net realized gain (loss)                                                   8,051
Realized gain distributions                                               25,182
Net change in unrealized appreciation (depreciation)                      32,245
                                                                    ------------
                                                                    $  1,520,051
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                 Frank Russell
                         Lifepoint Moderate (Class R3)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.20      $    1,345             1.25%                8.1%
12/31/05               1.11             400             1.25%                2.3%
12/31/04               1.08              25             1.25%                8.0%
05/17/04               1.00               -             1.25%                0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.21      $      18              1.00%                8.5%
12/31/05               1.12              -              1.00%                4.3%
12/31/04               1.07              -              1.00%                7.3%
05/17/04               1.00              -              1.00%                0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.22      $      157             0.75%                8.6%
12/31/05               1.12               -             0.75%                4.1%
12/31/04               1.07               -             0.75%                7.5%
05/17/04               1.00               -             0.75%                0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.23      $        -             0.50%                8.7%
12/31/05               1.13               -             0.50%                4.7%
12/31/04               1.08               -             0.50%                7.7%
05/17/04               1.00               -             0.50%                0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.23      $        -             0.25%                9.0%
12/31/05               1.13               -             0.25%                5.0%
12/31/04               1.08               -             0.25%                7.8%
05/17/04               1.00               -             0.25%                0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.24      $        -             0.00%                9.3%
12/31/05               1.14               -             0.00%                5.3%
12/31/04               1.08               -             0.00%                8.0%
05/17/04               1.00               -             0.00%                0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006                2005               2004
4.2%                2.7%               10.3%

                             AUL American Unit Trust
                                 Frank Russell
                        Lifepoint Conservative (Class R3)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $      738,573    $      741,838            68,495
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $      572,469           516,502    $         1.11
Band 100                                -                 -                 1.12
Band 75                                 -                 -                 1.12
Band 50                              166,104           146,925              1.13
Band 25                                 -                 -                 1.14
Band 0                                  -                 -                 1.15
                              --------------    --------------
Total                         $      738,573           663,427
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $       17,343
   Mortality & expense charges                                             4,260
                                                                  --------------
   Net investment income (loss)                                           13,083
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  527
   Realized gain distributions                                            14,203
   Net change in unrealized appreciation (depreciation)                   (2,665)
                                                                  --------------
   Net gain (loss)                                                        12,065
                                                                  --------------
Increase (decrease) in net assets from operations                 $       25,148
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended      Year ended
                                                       12/31/2006      12/31/2005
                                                    -------------   -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $      13,083   $       1,272
   Net realized gain (loss)                                   527             (15)
   Realized gain distributions                             14,203           1,073
   Net change in unrealized appreciation
      (depreciation)                                       (2,665)           (600)
                                                    -------------   -------------
Increase (decrease) in net assets from operations          25,148           1,730
                                                    -------------   -------------
Contract owner transactions:
   Proceeds from units sold                               708,832         178,733
   Cost of units redeemed                                (173,293)         (2,577)
                                                    -------------   -------------
   Increase (decrease)                                    535,539         176,156
                                                    -------------   -------------
Net increase (decrease)                                   560,687         177,886
Net assets, beginning                                     177,886            -
                                                    -------------   -------------
Net assets, ending                                   $    738,573   $     177,886
                                                    =============   =============
Units sold                                                658,186         170,739
Units redeemed                                           (163,023)         (2,475)
                                                    -------------   -------------
Net increase (decrease)                                   495,163         168,264
Units outstanding, beginning                              168,264            -
                                                    -------------   -------------
Units outstanding, ending                                 663,427         168,264
                                                    =============   =============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    887,564
Cost of units redeemed                                                  (175,869)
Net investment income (loss)                                              14,355
Net realized gain (loss)                                                     512
Realized gain distributions                                               15,276
Net change in unrealized appreciation (depreciation)                      (3,265)
                                                                    ------------
                                                                    $    738,573
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                 Frank Russell
                        Lifepoint Conservative (Class R3)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.11      $      573             1.25%                4.6%
12/31/05               1.06             178             1.25%                1.9%
12/31/04               1.04               -             1.25%                4.0%
05/17/04               1.00               -             1.25%                0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.12      $        -             1.00%                5.1%
12/31/05               1.06               -             1.00%                2.3%
12/31/04               1.04               -             1.00%                3.7%
05/17/04               1.00               -             1.00%                0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.12      $        -             0.75%                5.4%
12/31/05               1.07               -             0.75%                2.6%
12/31/04               1.04               -             0.75%                3.9%
05/17/04               1.00               -             0.75%                0.0%

                                    Band 50
--------------------------------------------------------------------------------

                                                 Expense As A
                                 Net Assets      % Of Average
                 Unit Value          (000S)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.13      $      166             0.50%                5.6%
12/31/05               1.07               -             0.50%                2.8%
12/31/04               1.04               -             0.50%                4.1%
05/17/04               1.00               -             0.50%                0.0%

                                    Band 25
--------------------------------------------------------------------------------

                                                 Expense As A
                                 Net Assets      % Of Average
                 Unit Value          (000S)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.14      $        -             0.25%                5.9%
12/31/05               1.07               -             0.25%                3.1%
12/31/04               1.04               -             0.25%                4.2%
05/17/04               1.00               -             0.25%                0.0%

                                    Band 0
--------------------------------------------------------------------------------

                                                 Expense As A
                                 Net Assets      % Of Average
                 Unit Value          (000S)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.15      $        -             0.00%                6.2%
12/31/05               1.08               -             0.00%                3.4%
12/31/04               1.04               -             0.00%                4.4%
05/17/04               1.00               -             0.00%                0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006                2005               2004
3.8%                2.5%               0.0%

                             AUL American Unit Trust
                                 Frank Russell
                              2010 Strategy Fund

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $    1,237,092    $    1,208,824           114,499
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $    1,237,092         1,102,401    $         1.12
Band 100                                -                 -                 1.13
Band 75                                 -                 -                 1.13
Band 50                                 -                 -                 1.14
Band 25                                 -                 -                 1.14
Band 0                                  -                 -                 1.15
                              --------------    --------------
Total                         $    1,237,092         1,102,401
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                               $        31,685
   Mortality & expense charges                                            10,039
                                                                  --------------
   Net investment income (loss)                                           21,646
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                2,196
   Realized gain distributions                                            13,951
   Net change in unrealized appreciation (depreciation)                   27,549
                                                                  --------------
   Net gain (loss)                                                        43,696
                                                                  --------------
Increase (decrease) in net assets from operations                 $       65,342
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    For the Period
                                                       Year ended    from 03/01/05
                                                       12/31/2006    to 12/31/2005
                                                    -------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                    $       21,646   $          621
   Net realized gain (loss)                                 2,196              -
   Realized gain distributions                             13,951              -
   Net change in unrealized appreciation
      (depreciation)                                       27,549              719
                                                    -------------   --------------
Increase (decrease) in net assets from operations          65,342            1,340
                                                    -------------   --------------
Contract owner transactions:
   Proceeds from units sold                             1,235,569          125,956
   Cost of units redeemed                                (169,811)         (21,304)
                                                    -------------   --------------
   Increase (decrease)                                  1,065,758          104,652
                                                    -------------   --------------
Net increase (decrease)                                 1,131,100          105,992
Net assets, beginning                                     105,992              -
                                                    -------------   --------------
Net assets, ending                                  $   1,237,092   $      105,992
                                                    =============   ==============
Units sold                                              1,158,278          123,055
Units redeemed                                           (158,064)         (20,868)
                                                    -------------   --------------
Net increase (decrease)                                 1,000,214          102,187
Units outstanding, beginning                              102,187              -
                                                    -------------   --------------
Units outstanding, ending                               1,102,401          102,187
                                                    =============   ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  1,361,526
Cost of units redeemed                                                  (191,116)
Net investment income (loss)                                              22,267
Net realized gain (loss)                                                   2,196
Realized gain distributions                                               13,951
Net change in unrealized appreciation (depreciation)                      28,268
                                                                    ------------
                                                                    $  1,237,092
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                       AUL American Unit Trust
                                 Frank Russell
                              2010 Strategy Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.12      $    1,237             1.25%                7.9%
12/31/05               1.04             106             1.25%                4.0%
03/01/05               1.00               -             1.25%                0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.13      $        -             1.00%                8.5%
12/31/05               1.04               -             1.00%                3.9%
03/01/05               1.00               -             1.00%                0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.13      $        -             0.75%                8.7%
12/31/05               1.04               -             0.75%                4.2%
03/01/05               1.00               -             0.75%                0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.14      $        -             0.50%                9.0%
12/31/05               1.04               -             0.50%                4.4%
03/01/05               1.00               -             0.50%                0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.14      $        -             0.25%                9.3%
12/31/05               1.05               -             0.25%                4.6%
03/01/05               1.00               -             0.25%                0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.15      $        -             0.00%                9.5%
12/31/05               1.05               -             0.00%                4.8%
03/01/05               1.00               -             0.00%                0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006                2005
4.7%                1.6%

                             AUL American Unit Trust
                                 Frank Russell
                              2020 Strategy Fund

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $    3,637,264    $    3,455,292           319,739
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $    3,637,264         3,130,459    $         1.16
Band 100                                -                 -                 1.17
Band 75                                 -                 -                 1.17
Band 50                                 -                 -                 1.18
Band 25                                 -                 -                 1.18
Band 0                                  -                 -                 1.19
                              --------------    --------------
Total                         $    3,637,264         3,130,459
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $       75,275
   Mortality & expense charges                                            25,499
                                                                  --------------
   Net investment income (loss)                                           49,776
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                6,400
   Realized gain distributions                                            10,831
   Net change in unrealized appreciation (depreciation)                  179,999
                                                                  --------------
   Net gain (loss)                                                       197,230
                                                                  --------------
Increase (decrease) in net assets from operations                 $      247,006
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    For the Period
                                                       Year ended    from 03/01/05
                                                       12/31/2006    to 12/31/2005
                                                    -------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $      49,776   $          388
   Net realized gain (loss)                                 6,400            1,164
   Realized gain distributions                             10,831               38
   Net change in unrealized appreciation
      (depreciation)                                      179,999            1,973
                                                    -------------   --------------
Increase (decrease) in net assets from operations         247,006            3,563
                                                    -------------   --------------
Contract owner transactions:
   Proceeds from units sold                             3,661,393          224,749
   Cost of units redeemed                                (357,885)        (141,562)
                                                    -------------   --------------
   Increase (decrease)                                  3,303,508           83,187
                                                    -------------   --------------
Net increase (decrease)                                 3,550,514           86,750
Net assets, beginning                                      86,750             -
                                                    -------------   --------------
Net assets, ending                                  $   3,637,264   $       86,750
                                                    =============   ==============
Units sold                                              3,395,714          221,009
Units redeemed                                           (348,243)        (138,021)
                                                    -------------   --------------
Net increase (decrease)                                 3,047,471           82,988
Units outstanding, beginning                               82,988             -
                                                    -------------   --------------
Units outstanding, ending                               3,130,459           82,988
                                                    =============   ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  3,886,142
Cost of units redeemed                                                  (499,447)
Net investment income (loss)                                              50,164
Net realized gain (loss)                                                   7,564
Realized gain distributions                                               10,869
Net change in unrealized appreciation (depreciation)                     181,972
                                                                    ------------
                                                                    $  3,637,264
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                 Frank Russell
                              2020 Strategy Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.16      $    3,637             1.25%               10.7%
12/31/05               1.05              87             1.25%                5.0%
03/01/05               1.00               -             1.25%                0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $    #1.17      $        -             1.00%               11.4%
12/31/05               1.05               -             1.00%                4.8%
03/01/05               1.00               -             1.00%                0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.17      $        -             0.75%               11.7%
12/31/05               1.05               -             0.75%                5.0%
03/01/05               1.00               -             0.75%                0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.18      $        -             0.50%               12.0%
12/31/05               1.05               -             0.50%                5.2%
03/01/05               1.00               -             0.50%                0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.18      $        -             0.25%               12.2%
12/31/05               1.05               -             0.25%                5.4%
03/01/05               1.00               -             0.25%                0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.19      $        -             0.00%               12.5%
12/31/05               1.06               -             0.00%                5.6%
03/01/05               1.00               -             0.00%                0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006                2005
4.0%                1.6%

                             AUL American Unit Trust
                                 Frank Russell
                              2030 Strategy Fund

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $    2,697,237    $    2,556,845           230,637
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $    2,697,237         2,248,552    $         1.20
Band 100                                -                 -                 1.21
Band 75                                 -                 -                 1.21
Band 50                                 -                 -                 1.22
Band 25                                 -                 -                 1.22
Band 0                                  -                 -                 1.23
                              --------------    --------------
Total                         $    2,697,237         2,248,552
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $       73,702
   Mortality & expense charges                                            17,661
                                                                  --------------
   Net investment income (loss)                                           56,041
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                3,102
   Realized gain distributions                                            15,171
   Net change in unrealized appreciation (depreciation)                  139,970
                                                                  --------------
   Net gain (loss)                                                       158,243
                                                                  --------------
Increase (decrease) in net assets from operations                 $      214,284
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    For the Period
                                                       Year ended    from 03/01/05
                                                       12/31/2006    to 12/31/2005
                                                    -------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $      56,041   $          153
   Net realized gain (loss)                                 3,102              -
   Realized gain distributions                             15,171              -
   Net change in unrealized appreciation
      (depreciation)                                      139,970              422
                                                    -------------   --------------

Increase (decrease) in net assets from operations         214,284              575
                                                    -------------   --------------

Contract owner transactions:
   Proceeds from units sold                             2,784,347           31,870
   Cost of units redeemed                                (328,619)          (5,220)
                                                    -------------   --------------
   Increase (decrease)                                  2,455,728           26,650
                                                    -------------   --------------
Net increase (decrease)                                 2,670,012           27,225
Net assets, beginning                                      27,225              -
                                                    -------------   --------------
Net assets, ending                                  $   2,697,237   $       27,225
                                                    =============   ==============
Units sold                                              2,516,135           30,930
Units redeemed                                           (293,432)          (5,081)
                                                    -------------   --------------
Net increase (decrease)                                 2,222,703           25,849
Units outstanding, beginning                               25,849             -
                                                    -------------   --------------
Units outstanding, ending                               2,248,552           25,849
                                                    =============   ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  2,816,217
Cost of units redeemed                                                  (333,839)
Net investment income (loss)                                              56,194
Net realized gain (loss)                                                   3,102
Realized gain distributions                                               15,171
Net change in unrealized appreciation (depreciation)                     140,392
                                                                    ------------
                                                                    $  2,697,237
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                 Frank Russell
                              2030 Strategy Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.20      $    2,696             1.25%               14.2%
12/31/05               1.05              27             1.25%                5.0%
03/01/05               1.00               -             1.25%                0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.21      $        -             1.00%               14.2%
12/31/05               1.06               -             1.00%                5.5%
03/01/05               1.00               -             1.00%                0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.21      $        -             0.75%               14.5%
12/31/05               1.06               -             0.75%                5.8%
03/01/05               1.00               -             0.75%                0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.22      $        -             0.50%               14.7%
12/31/05               1.06               -             0.50%                6.0%
03/01/05               1.00               -             0.50%                0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.22      $       -              0.25%               15.0%
12/31/05               1.06              -              0.25%                6.2%
03/01/05               1.00              -              0.25%                0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.23      $        -             0.00%               15.3%
12/31/05               1.06               -             0.00%                6.4%
03/01/05               1.00               -             0.00%                0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006                2005
5.4%                1.6%

                             AUL American Unit Trust
                                  Frank Russell
                               2040 Strategy Fund

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $    1,940,412    $    1,828,427           163,597
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $    1,940,412         1,596,017    $         1.22
Band 100                                -                 -                 1.22
Band 75                                 -                 -                 1.23
Band 50                                 -                 -                 1.23
Band 25                                 -                 -                 1.24
Band 0                                  -                 -                 1.24
                              --------------    --------------
Total                         $    1,940,412         1,596,017
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $       51,481
   Mortality & expense charges                                            12,175
                                                                  --------------
   Net investment income (loss)                                           39,306
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  841
   Realized gain distributions                                            20,226
   Net change in unrealized appreciation (depreciation)                  111,976
                                                                  --------------
   Net gain (loss)                                                       133,043
                                                                  --------------
Increase (decrease) in net assets from operations                 $      172,349
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   For the period
                                                       Year ended   from 03/01/05
                                                       12/31/2006   to 12/31/2005
                                                    -------------  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $      39,306  $           12
   Net realized gain (loss)                                   841            -
   Realized gain distributions                             20,226            -
   Net change in unrealized appreciation
      (depreciation)                                      111,976               9
                                                    -------------  --------------
Increase (decrease) in net assets from operations         172,349              21
                                                    -------------  --------------
Contract owner transactions:
   Proceeds from units sold                             1,899,340           2,165
   Cost of units redeemed                                (133,463)           -
                                                    -------------  --------------
   Increase (decrease)                                  1,765,877           2,165
                                                    -------------  --------------
Net increase (decrease)                                 1,938,226           2,186
Net assets, beginning                                       2,186            -
                                                    -------------  --------------
Net assets, ending                                  $   1,940,412  $        2,186
                                                    =============  ==============
Units sold                                              1,724,800           2,065
Units redeemed                                           (130,848)           -
                                                    -------------  --------------
Net increase (decrease)                                 1,593,952           2,065
Units outstanding, beginning                                2,065            -
                                                    -------------  --------------
Units outstanding, ending                               1,596,017           2,065
                                                    =============  ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $    1,901,505
Cost of units redeemed                                                   (133,463)
Net investment income (loss)                                               39,318
Net realized gain (loss)                                                      841
Realized gain distributions                                                20,226
Net change in unrealized appreciation (depreciation)                      111,985
                                                                   --------------
                                                                   $    1,940,412
                                                                   ==============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                  Frank Russell
                               2040 Strategy Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.22      $    1,940             1.25%              14.7%
12/31/05               1.06               2             1.25%               6.0%
03/01/05               1.00            -                1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.22      $        -             1.00%              15.1%
12/31/05               1.06               -             1.00%               6.1%
03/01/05               1.00               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.23      $        -             0.75%              15.4%
12/31/05               1.06               -             0.75%               6.3%
03/01/05               1.00               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.23      $        -             0.50%              15.7%
12/31/05               1.07               -             0.50%               6.5%
03/01/05               1.00               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.24      $        -             0.25%              16.0%
12/31/05               1.07               -             0.25%               6.8%
03/01/05               1.00               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.24      $        -             0.00%              16.3%
12/31/05               1.07               -             0.00%               7.0%
03/01/05               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006                   2005
5.3%                   1.6%

                             AUL American Unit Trust
                                  Frank Russell
                              Emerging Markets Fund

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $            -    $            -                 -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $            -                 -    $         1.13
Band 100                                   -                 -              1.13
Band 75                                    -                 -              1.13
Band 50                                    -                 -              1.13
Band 25                                    -                 -              1.13
Band 0                                     -                 -              1.13
                              --------------    --------------
Total                         $            -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $            -
   Mortality & expense charges                                                 -
                                                                  --------------
   Net investment income (loss)                                                -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                    -
   Realized gain distributions                                                 -
   Net change in unrealized appreciation (depreciation)                        -
                                                                  --------------
   Net gain (loss)                                                             -
                                                                  --------------
Increase (decrease) in net assets from operations                 $            -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 10/23/06
                                                                     to 12/31/06
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $            -
   Net realized gain (loss)                                                    -
   Realized gain distributions                                                 -
   Net change in unrealized appreciation
      (depreciation)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                              -
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                                    -
   Cost of units redeemed                                                      -
                                                                  --------------
   Increase (decrease)                                                         -
                                                                  --------------
Net increase (decrease)                                                        -
Net assets, beginning                                                          -
                                                                  --------------
Net assets, ending                                                $            -
                                                                  ==============
Units sold                                                                     -
Units redeemed                                                                 -
                                                                  --------------
Net increase (decrease)                                                        -
Units outstanding, beginning                                                   -
                                                                  --------------
Units outstanding, ending                                                      -
                                                                  ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                          $            -
Cost of units redeemed
Net investment income (loss)                                                   -
Net realized gain (loss)                                                       -
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                           -
                                                                  --------------
                                                                  $            -
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                  Frank Russell
                              Emerging Markets Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.13      $        -             1.25%              12.6%
10/23/06               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.13      $        -             1.00%              12.7%
10/23/06               1.00               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.13      $        -             0.75%              12.7%
10/23/06               1.00               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.13      $        -             0.50%              12.8%
10/23/06               1.00               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.13      $        -             0.25%              12.8%
10/23/06               1.00               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.13      $        -             0.00%              12.9%
10/23/06               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

                                      2006
                                      ----
                                      0.0%

                             AUL American Unit Trust
                                  Frank Russell
                           Real Estate Securities Fund

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $            -    $            -                 -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $            -                 -    $         1.04
Band 100                                   -                 -              1.04
Band 75                                    -                 -              1.04
Band 50                                    -                 -              1.05
Band 25                                    -                 -              1.05
Band 0                                     -                 -              1.05
                              --------------    --------------
Total                         $            -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $            -
   Mortality & expense charges                                                 -
                                                                  --------------
   Net investment income (loss)                                                -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                    -
   Realized gain distributions                                                 -
   Net change in unrealized appreciation (depreciation)                        -
                                                                  --------------
   Net gain (loss)                                                             -
                                                                  --------------
Increase (decrease) in net assets from operations                 $            -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 10/23/06
                                                                     to 12/31/06
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $            -
   Net realized gain (loss)                                                    -
   Realized gain distributions                                                 -
   Net change in unrealized appreciation
      (depreciation)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                              -
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                                    -
   Cost of units redeemed                                                      -
                                                                  --------------
   Increase (decrease)                                                         -
                                                                  --------------
Net increase (decrease)                                                        -
Net assets, beginning                                                          -
                                                                  --------------
Net assets, ending                                                $            -
                                                                  ==============
Units sold                                                                     -
Units redeemed                                                                 -
                                                                  --------------
Net increase (decrease)                                                        -
Units outstanding, beginning                                                   -
                                                                  --------------
Units outstanding, ending                                                      -
                                                                  ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                          $            -
Cost of units redeemed
Net investment income (loss)                                                   -
Net realized gain (loss)                                                       -
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                           -
                                                                  --------------
                                                                  $            -
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                  Frank Russell
                           Real Estate Securities Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04      $        -             1.25%               4.4%
10/23/06               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04      $        -             1.00%               4.4%
10/23/06               1.00               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04      $        -             0.75%               4.5%
10/23/06               1.00               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.05      $        -             0.50%               4.5%
10/23/06               1.00               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.05      $        -             0.25%               4.6%
10/23/06               1.00               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.05      $        -             0.00%               4.6%
10/23/06               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

                                      2006
                                      ----
                                      0.0%

                             AUL American Unit Trust
                                  Frank Russell
                                  Select Value

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $            -    $            -                 -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $            -                 -    $         1.04
Band 100                                   -                 -              1.04
Band 75                                    -                 -              1.04
Band 50                                    -                 -              1.04
Band 25                                    -                 -              1.04
Band 0                                     -                 -              1.05
                              --------------    --------------
Total                         $            -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $            -
   Mortality & expense charges                                                 -
                                                                  --------------
   Net investment income (loss)                                                -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                    -
   Realized gain distributions                                                 -
   Net change in unrealized appreciation (depreciation)                        -
                                                                  --------------
   Net gain (loss)                                                             -
                                                                  --------------
Increase (decrease) in net assets from operations                 $            -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 10/23/06
                                                                     to 12/31/06
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $            -
   Net realized gain (loss)                                                    -
   Realized gain distributions                                                 -
   Net change in unrealized appreciation
      (depreciation)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                              -
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                                    -
   Cost of units redeemed                                                      -
                                                                  --------------
   Increase (decrease)                                                         -
                                                                  --------------
Net increase (decrease)                                                        -
Net assets, beginning                                                          -
                                                                  --------------
Net assets, ending                                                $            -
                                                                  ==============
Units sold                                                                     -
Units redeemed                                                                 -
                                                                  --------------
Net increase (decrease)                                                        -
Units outstanding, beginning                                                   -
                                                                  --------------
Units outstanding, ending                                                      -
                                                                  ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                          $            -
Cost of units redeemed
Net investment income (loss)                                                   -
Net realized gain (loss)                                                       -
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                           -
                                                                  --------------
                                                                  $            -
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                  Frank Russell
                                  Select Value

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04      $        -             1.25%               4.3%
10/23/06               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04      $        -             1.00%               4.3%
10/23/06               1.00               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04      $        -             0.75%               4.4%
10/23/06               1.00               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04      $        -             0.50%               4.4%
10/23/06               1.00               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04      $        -             0.25%               4.5%
10/23/06               1.00               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.05      $        -             0.00%               4.5%
10/23/06               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

                                      2006
                                      ----
                                      0.0%

                             AUL American Unit Trust
                                  Frank Russell
                                    Equity I

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $            -    $            -                 -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $            -                 -    $         1.10
Band 100                                   -                 -              1.10
Band 75                                    -                 -              1.11
Band 50                                    -                 -              1.11
Band 25                                    -                 -              1.11
Band 0                                     -                 -              1.12
                              --------------    --------------
Total                         $            -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $            -
   Mortality & expense charges                                                 -
                                                                  --------------
   Net investment income (loss)                                                -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                    -
   Realized gain distributions                                                 -
   Net change in unrealized appreciation (depreciation)                        -
                                                                  --------------
   Net gain (loss)                                                             -
                                                                  --------------
Increase (decrease) in net assets from operations                 $            -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                    from 1/03/06
                                                                     to 12/31/06
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $            -
   Net realized gain (loss)                                                    -
   Realized gain distributions                                                 -
   Net change in unrealized appreciation
      (depreciation)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                              -
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                                    -
   Cost of units redeemed                                                      -
                                                                  --------------
   Increase (decrease)                                                         -
                                                                  --------------
Net increase (decrease)                                                        -
Net assets, beginning                                                          -
                                                                  --------------
Net assets, ending                                                $            -
                                                                  ==============
Units sold                                                                     -
Units redeemed                                                                 -
                                                                  --------------
Net increase (decrease)                                                        -
Units outstanding, beginning                                                   -
                                                                  --------------
Units outstanding, ending                                                      -
                                                                  ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                          $            -
Cost of units redeemed
Net investment income (loss)                                                   -
Net realized gain (loss)                                                       -
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                           -
                                                                  --------------
                                                                  $            -
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                  Frank Russell
                                    Equity I

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.10      $        -             1.25%              10.2%
01/03/06               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.10      $        -             1.00%              10.4%
01/03/06               1.00               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.11      $        -             0.75%              10.7%
01/03/06               1.00               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.11      $        -             0.50%              11.0%
01/03/06               1.00               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.11      $        -             0.25%              11.3%
01/03/06               1.00               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.12      $        -             0.00%              11.5%
01/03/06               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

                                      2006
                                      ----
                                      0.0%

                             AUL American Unit Trust
                                  Frank Russell
                                    Equity II

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $            -    $            -                 -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $            -                 -    $         1.13
Band 100                                   -                 -              1.13
Band 75                                    -                 -              1.13
Band 50                                    -                 -              1.13
Band 25                                    -                 -              1.14
Band 0                                     -                 -              1.14
                              --------------    --------------
Total                         $            -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $            -
   Mortality & expense charges                                                 -
                                                                  --------------
   Net investment income (loss)                                                -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                    -
   Realized gain distributions                                                 -
   Net change in unrealized appreciation (depreciation)                        -
                                                                  --------------
   Net gain (loss)                                                             -
                                                                  --------------
Increase (decrease) in net assets from operations                 $            -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                    from 1/03/06
                                                                     to 12/31/06
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $            -
   Net realized gain (loss)                                                    -
   Realized gain distributions                                                 -
   Net change in unrealized appreciation
      (depreciation)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                              -
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                                    -
   Cost of units redeemed                                                      -
                                                                  --------------
   Increase (decrease)                                                         -
                                                                  --------------
Net increase (decrease)                                                        -
Net assets, beginning                                                          -
                                                                  --------------
Net assets, ending                                                $            -
                                                                  ==============
Units sold                                                                     -
Units redeemed                                                                 -
                                                                  --------------
Net increase (decrease)                                                        -
Units outstanding, beginning                                                   -
                                                                  --------------
Units outstanding, ending                                                      -
                                                                  ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                          $            -
Cost of units redeemed
Net investment income (loss)                                                   -
Net realized gain (loss)                                                       -
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                           -
                                                                  --------------
                                                                  $            -
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                  Frank Russell
                                    Equity II

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.13      $        -             1.25%              12.6%
01/03/06               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.13      $        -             1.00%              12.9%
01/03/06               1.00               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.13      $        -             0.75%              13.2%
01/03/06               1.00               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.13      $        -             0.50%              13.5%
01/03/06               1.00               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.14      $        -             0.25%              13.7%
01/03/06               1.00               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.14      $        -             0.00%              14.0%
01/03/06               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

                                      2006
                                      ----
                                      0.0%

                             AUL American Unit Trust
                                  Frank Russell
                                    Equity Q

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $            -    $            -                 -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $            -                 -    $         1.10
Band 100                                   -                 -              1.10
Band 75                                    -                 -              1.11
Band 50                                    -                 -              1.11
Band 25                                    -                 -              1.11
Band 0                                     -                 -              1.11
                              --------------    --------------
Total                         $            -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $            -
   Mortality & expense charges                                                 -
                                                                  --------------
   Net investment income (loss)                                                -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                    -
   Realized gain distributions                                                 -
   Net change in unrealized appreciation (depreciation)                        -
                                                                  --------------
   Net gain (loss)                                                             -
                                                                  --------------
Increase (decrease) in net assets from operations                 $            -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                    from 1/03/06
                                                                     to 12/31/06
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $            -
   Net realized gain (loss)                                                    -
   Realized gain distributions                                                 -
   Net change in unrealized appreciation
      (depreciation)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                              -
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                                    -
   Cost of units redeemed                                                      -
                                                                  --------------
   Increase (decrease)                                                         -
                                                                  --------------
Net increase (decrease)                                                        -
Net assets, beginning                                                          -
                                                                  --------------
Net assets, ending                                                $            -
                                                                  ==============
Units sold                                                                     -
Units redeemed                                                                 -
                                                                  --------------
Net increase (decrease)                                                        -
Units outstanding, beginning                                                   -
                                                                  --------------
Units outstanding, ending                                                      -
                                                                  ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                          $            -
Cost of units redeemed
Net investment income (loss)                                                   -
Net realized gain (loss)                                                       -
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                           -
                                                                  --------------
                                                                  $            -
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                  Frank Russell
                                    Equity Q

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.10      $        -             1.25%              10.1%
01/03/06               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.10      $        -             1.00%              10.4%
01/03/06               1.00               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.11      $        -             0.75%              10.7%
01/03/06               1.00               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.11      $        -             0.50%              10.9%
01/03/06               1.00               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.11      $        -             0.25%              11.2%
01/03/06               1.00               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.11      $        -             0.00%              11.5%
01/03/06               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

                                      2006
                                      ----
                                      0.0%

                             AUL American Unit Trust
                                  Frank Russell
                                  International

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $            -    $            -                 -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $            -                 -    $         1.20
Band 100                                   -                 -              1.21
Band 75                                    -                 -              1.21
Band 50                                    -                 -              1.21
Band 25                                    -                 -              1.21
Band 0                                     -                 -              1.22
                              --------------    --------------
Total                         $            -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $            -
   Mortality & expense charges                                                 -
                                                                  --------------
   Net investment income (loss)                                                -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                    -
   Realized gain distributions                                                 -
   Net change in unrealized appreciation (depreciation)                        -
                                                                  --------------
   Net gain (loss)                                                             -
                                                                  --------------
Increase (decrease) in net assets from operations                 $            -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                    from 1/03/06
                                                                     to 12/31/06
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $            -
   Net realized gain (loss)                                                    -
   Realized gain distributions                                                 -
   Net change in unrealized appreciation
      (depreciation)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                              -
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                                    -
   Cost of units redeemed                                                      -
                                                                  --------------
   Increase (decrease)                                                         -
                                                                  --------------
Net increase (decrease)                                                        -
Net assets, beginning                                                          -
                                                                  --------------
Net assets, ending                                                $            -
                                                                  ==============
Units sold                                                                     -
Units redeemed                                                                 -
                                                                  --------------
Net increase (decrease)                                                        -
Units outstanding, beginning                                                   -
                                                                  --------------
Units outstanding, ending                                                      -
                                                                  ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                          $            -
Cost of units redeemed
Net investment income (loss)                                                   -
Net realized gain (loss)                                                       -
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                           -
                                                                  --------------
                                                                  $            -
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                  Frank Russell
                                  International

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.20      $        -             1.25%              20.2%
01/03/06               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.21      $        -             1.00%              20.5%
01/03/06               1.00               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.21      $        -             0.75%              20.8%
01/03/06               1.00               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.21      $        -             0.50%              21.1%
01/03/06               1.00               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.21      $        -             0.25%              21.4%
01/03/06               1.00               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.22      $        -             0.00%              21.7%
01/03/06               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

                                      2006
                                      ----
                                      0.0%

                             AUL American Unit Trust
                                  Frank Russell
                         Lifepoint Aggressive (Class E)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $            -    $            -                 -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $            -                 -    $         1.12
Band 100                                   -                 -              1.13
Band 75                                    -                 -              1.13
Band 50                                    -                 -              1.13
Band 25                                    -                 -              1.13
Band 0                                     -                 -              1.14
                              --------------    --------------
Total                         $            -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $            -
   Mortality & expense charges                                                 -
                                                                  --------------
   Net investment income (loss)                                                -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                    -
   Realized gain distributions                                                 -
   Net change in unrealized appreciation (depreciation)                        -
                                                                  --------------
   Net gain (loss)                                                             -
                                                                  --------------
Increase (decrease) in net assets from operations                 $            -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                    from 1/03/06
                                                                     to 12/31/06
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $            -
   Net realized gain (loss)                                                    -
   Realized gain distributions                                                 -
   Net change in unrealized appreciation
      (depreciation)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                              -
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                                    -
   Cost of units redeemed                                                      -
                                                                  --------------
   Increase (decrease)                                                         -
                                                                  --------------
Net increase (decrease)                                                        -
Net assets, beginning                                                          -
                                                                  --------------
Net assets, ending                                                $            -
                                                                  ==============
Units sold                                                                     -
Units redeemed                                                                 -
                                                                  --------------
Net increase (decrease)                                                        -
Units outstanding, beginning                                                   -
                                                                  --------------
Units outstanding, ending                                                      -
                                                                  ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                          $            -
Cost of units redeemed
Net investment income (loss)                                                   -
Net realized gain (loss)                                                       -
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                           -
                                                                  --------------
                                                                  $            -
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                  Frank Russell
                         Lifepoint Aggressive (Class E)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.12      $        -             1.25%              12.3%
01/03/06               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.12      $        -             1.00%              12.6%
01/03/06               1.00               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.13      $        -             0.75%              12.8%
01/03/06               1.00               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.13      $        -             0.50%              13.1%
01/03/06               1.00               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.13      $        -             0.25%              13.4%
01/03/06               1.00               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.14      $        -             0.00%              13.7%
01/03/06               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

                                      2006
                                      ----
                                      0.0%

                             AUL American Unit Trust
                                  Frank Russell
                          Lifepoint Balanced (Class E)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $            -    $            -                 -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $            -                 -    $         1.10
Band 100                                   -                 -              1.10
Band 75                                    -                 -              1.11
Band 50                                    -                 -              1.11
Band 25                                    -                 -              1.11
Band 0                                     -                 -              1.11
                              --------------    --------------
Total                         $            -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $            -
   Mortality & expense charges                                                 -
                                                                  --------------
   Net investment income (loss)                                                -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                    -
   Realized gain distributions                                                 -
   Net change in unrealized appreciation (depreciation)                        -
                                                                  --------------
   Net gain (loss)                                                             -
                                                                  --------------
Increase (decrease) in net assets from operations                 $            -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                    from 1/03/06
                                                                     to 12/31/06
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $            -
   Net realized gain (loss)                                                    -
   Realized gain distributions                                                 -
   Net change in unrealized appreciation
      (depreciation)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                              -
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                                    -
   Cost of units redeemed                                                      -
                                                                  --------------
   Increase (decrease)                                                         -
                                                                  --------------
Net increase (decrease)                                                        -
Net assets, beginning                                                          -
                                                                  --------------
Net assets, ending                                                $            -
                                                                  ==============
Units sold                                                                     -
Units redeemed                                                                 -
                                                                  --------------
Net increase (decrease)                                                        -
Units outstanding, beginning                                                   -
                                                                  --------------
Units outstanding, ending                                                      -
                                                                  ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                          $            -
Cost of units redeemed
Net investment income (loss)                                                   -
Net realized gain (loss)                                                       -
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                           -
                                                                  --------------
                                                                  $            -
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                  Frank Russell
                          Lifepoint Balanced (Class E)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.10      $        -             1.25%              10.0%
01/03/06               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.10      $        -             1.00%              10.3%
01/03/06               1.00               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.11      $        -             0.75%              10.5%
01/03/06               1.00               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.11      $        -             0.50%              10.8%
01/03/06               1.00               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.11      $        -             0.25%              11.1%
01/03/06               1.00               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.11      $        -             0.00%              11.4%
01/03/06               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

                                      2006
                                      ----
                                      0.0%

                             AUL American Unit Trust
                                  Frank Russell
                      Lifepoint Equity Aggressive (Class E)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $            -    $            -                 -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $            -                 -    $         1.15
Band 100                                   -                 -              1.15
Band 75                                    -                 -              1.15
Band 50                                    -                 -              1.16
Band 25                                    -                 -              1.16
Band 0                                     -                 -              1.16
                              --------------    --------------
Total                         $            -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $            -
   Mortality & expense charges                                                 -
                                                                  --------------
   Net investment income (loss)                                                -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                    -
   Realized gain distributions                                                 -
   Net change in unrealized appreciation (depreciation)                        -
                                                                  --------------
   Net gain (loss)                                                             -
                                                                  --------------
Increase (decrease) in net assets from operations                 $            -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                    from 1/03/06
                                                                     to 12/31/06
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $            -
   Net realized gain (loss)                                                    -
   Realized gain distributions                                                 -
   Net change in unrealized appreciation
      (depreciation)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                              -
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                                    -
   Cost of units redeemed                                                      -
                                                                  --------------
   Increase (decrease)                                                         -
                                                                  --------------
Net increase (decrease)                                                        -
Net assets, beginning                                                          -
                                                                  --------------
Net assets, ending                                                $            -
                                                                  ==============
Units sold                                                                     -
Units redeemed                                                                 -
                                                                  --------------
Net increase (decrease)                                                        -
Units outstanding, beginning                                                   -
                                                                  --------------
Units outstanding, ending                                                      -
                                                                  ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                          $            -
Cost of units redeemed
Net investment income (loss)                                                   -
Net realized gain (loss)                                                       -
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                           -
                                                                  --------------
                                                                  $            -
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                  Frank Russell
                      Lifepoint Equity Aggressive (Class E)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.15      $        -             1.25%              14.8%
01/03/06               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.15      $        -             1.00%              15.1%
01/03/06               1.00               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.15      $        -             0.75%              15.4%
01/03/06               1.00               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.16      $        -             0.50%              15.7%
01/03/06               1.00               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.16      $        -             0.25%              16.0%
01/03/06               1.00               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.16      $        -             0.00%              16.2%
01/03/06               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

                                      2006
                                      ----
                                      0.0%

                             AUL American Unit Trust
                                  Frank Russell
                          Lifepoint Moderate (Class E)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $            -    $            -                 -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $            -                 -    $         1.07
Band 100                                   -                 -              1.08
Band 75                                    -                 -              1.08
Band 50                                    -                 -              1.08
Band 25                                    -                 -              1.08
Band 0                                     -                 -              1.09
                              --------------    --------------
Total                         $            -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $            -
   Mortality & expense charges                                                 -
                                                                  --------------
   Net investment income (loss)                                                -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                    -
   Realized gain distributions                                                 -
   Net change in unrealized appreciation (depreciation)                        -
                                                                  --------------
   Net gain (loss)                                                             -
                                                                  --------------
Increase (decrease) in net assets from operations                 $            -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                    from 1/03/06
                                                                     to 12/31/06
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $            -
   Net realized gain (loss)                                                    -
   Realized gain distributions                                                 -
   Net change in unrealized appreciation
      (depreciation)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                              -
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                                    -
   Cost of units redeemed                                                      -
                                                                  --------------
   Increase (decrease)                                                         -
                                                                  --------------
Net increase (decrease)                                                        -
Net assets, beginning                                                          -
                                                                  --------------
Net assets, ending                                                $            -
                                                                  ==============
Units sold                                                                     -
Units redeemed                                                                 -
                                                                  --------------
Net increase (decrease)                                                        -
Units outstanding, beginning                                                   -
                                                                  --------------
Units outstanding, ending                                                      -
                                                                  ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                          $            -
Cost of units redeemed
Net investment income (loss)                                                   -
Net realized gain (loss)                                                       -
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                           -
                                                                  --------------
                                                                  $            -
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                  Frank Russell
                          Lifepoint Moderate (Class E)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.07      $        -             1.25%               7.3%
01/03/06               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.08      $        -             1.00%               7.5%
01/03/06               1.00               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.08      $        -             0.75%               7.8%
01/03/06               1.00               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.08      $        -             0.50%               8.1%
01/03/06               1.00               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.08      $        -             0.25%               8.3%
01/03/06               1.00               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.09      $        -             0.00%               8.6%
01/03/06               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

                                      2006
                                      ----
                                      0.0%

                             AUL American Unit Trust
                                  Frank Russell
                        Lifepoint Conservative (Class E)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $            -    $            -                 -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $            -                 -    $         1.05
Band 100                                   -                 -              1.05
Band 75                                    -                 -              1.05
Band 50                                    -                 -              1.05
Band 25                                    -                 -              1.06
Band 0                                     -                 -              1.06
                              --------------    --------------
Total                         $            -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $            -
   Mortality & expense charges                                                 -
                                                                  --------------
   Net investment income (loss)                                                -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                    -
   Realized gain distributions                                                 -
   Net change in unrealized appreciation (depreciation)                        -
                                                                  --------------
   Net gain (loss)                                                             -
                                                                  --------------
Increase (decrease) in net assets from operations                 $            -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                    from 1/03/06
                                                                     to 12/31/06
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $            -
   Net realized gain (loss)                                                    -
   Realized gain distributions                                                 -
   Net change in unrealized appreciation
      (depreciation)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                              -
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                                    -
   Cost of units redeemed                                                      -
                                                                  --------------
   Increase (decrease)                                                         -
                                                                  --------------
Net increase (decrease)                                                        -
Net assets, beginning                                                          -
                                                                  --------------
Net assets, ending                                                $            -
                                                                  ==============
Units sold                                                                     -
Units redeemed                                                                 -
                                                                  --------------
Net increase (decrease)                                                        -
Units outstanding, beginning                                                   -
                                                                  --------------
Units outstanding, ending                                                      -
                                                                  ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                          $            -
Cost of units redeemed
Net investment income (loss)                                                   -
Net realized gain (loss)                                                       -
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                           -
                                                                  --------------
                                                                  $            -
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                  Frank Russell
                          Lifepoint Moderate (Class E)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.05      $        -             1.25%               4.5%
01/03/06               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.05      $        -             1.00%               4.8%
01/03/06               1.00               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.05      $        -             0.75%               5.0%
01/03/06               1.00               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.05      $        -             0.50%               5.3%
01/03/06               1.00               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.06      $        -             0.25%               5.5%
01/03/06               1.00               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.06      $        -             0.00%               5.8%
01/03/06               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

                                      2006
                                      ----
                                      0.0%

                             AUL American Unit Trust
                                   Fifth Third
                            Multi Cap Value (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $       52,637    $       56,105             2,216
                              ==============    ==============    ==============


                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $       52,637            38,090    $         1.38
Band 100                                 -                 -                1.39
Band 75                                  -                 -                1.40
Band 50                                  -                 -                1.41
Band 25                                  -                 -                1.42
Band 0                                   -                 -                1.43
                              --------------    --------------
Total                         $       52,637            38,090
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          137
   Mortality & expense charges                                               257
                                                                  --------------
   Net investment income (loss)                                             (120)
                                                                  --------------

   Gain (loss) on investments:
   Net realized gain (loss)                                                   18
   Realized gain distributions                                             8,494
   Net change in unrealized appreciation (depreciation)                   (3,273)
                                                                  --------------
   Net gain (loss)                                                         5,239
                                                                  --------------
Increase (decrease) in net assets from operations                 $        5,119
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended      Year ended
                                                       12/31/2006      12/31/2005
                                                    -------------   -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $        (120)  $         (41)
   Net realized gain (loss)                                    18              19
   Realized gain distributions                              8,494             482
   Net change in unrealized appreciation
      (depreciation)                                       (3,273)           (195)
                                                    -------------   -------------
Increase (decrease) in net assets from operations           5,119             265
                                                    -------------   -------------
Contract owner transactions:
   Proceeds from units sold                                48,105           6,314
   Cost of units redeemed                                  (6,522)           (644)
                                                    -------------   -------------
   Increase (decrease)                                     41,583           5,670
                                                    -------------   -------------
Net increase (decrease)                                    46,702           5,935
Net assets, beginning                                       5,935             -
                                                    -------------   -------------
Net assets, ending                                  $      52,637   $       5,935
                                                    =============   =============

Units sold                                                 38,356           5,667
Units redeemed                                             (5,357)           (576)
                                                    -------------   -------------
Net increase (decrease)                                    32,999           5,091
Units outstanding, beginning                                5,091             -
                                                    -------------   -------------
Units outstanding, ending                                  38,090           5,091
                                                    =============   =============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $     54,419
Cost of units redeemed                                                    (7,166)
Net investment income (loss)                                                (161)
Net realized gain (loss)                                                      37
Realized gain distributions                                                8,976
Net change in unrealized appreciation (depreciation)                      (3,468)
                                                                    ------------
                                                                    $     52,637
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                   Fifth Third
                            Multi Cap Value (Advisor)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.38      $       53            1.25%              18.1%
12/31/05               1.17               6            1.25%               6.4%
12/31/04               1.10               -            1.25%              10.0%
05/17/04               1.00               -            1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.39      $        -             1.00%             18.8%
12/31/05               1.17               -             1.00%              5.9%
12/31/04               1.11               -             1.00%             10.6%
05/17/04               1.00               -             1.00%              0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $      1.40     $        -             0.75%             19.1%
12/31/05                1.18              -             0.75%              6.2%
12/31/04                1.11              -             0.75%             10.7%
05/17/04                1.00              -             0.75%              0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.41      $        -             0.50%             19.4%
12/31/05               1.18               -             0.50%              6.5%
12/31/04               1.11               -             0.50%             10.9%
05/17/04               1.00               -             0.50%              0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $      1.42     $        -             0.25%             19.7%
12/31/05                1.18              -             0.25%              6.7%
12/31/04                1.11              -             0.25%             11.0%
05/17/04                1.00              -             0.25%              0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.43      $        -             0.00%             20.0%
12/31/05               1.19               -             0.00%              7.0%
12/31/04               1.11               -             0.00%             11.2%
05/17/04               1.00               -             0.00%              0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006                2005               2004
0.5%                0.1%               0.0%

                             AUL American Unit Trust
                                   Fifth Third
                            Mid Cap Growth (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $        6,913    $        7,693               498
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $        6,913             5,199    $         1.33
Band 100                                 -                 -                1.34
Band 75                                  -                 -                1.35
Band 50                                  -                 -                1.36
Band 25                                  -                 -                1.37
Band 0                                   -                 -                1.37
                              --------------    --------------
Total                         $        6,913             5,199
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                                57
                                                                  --------------
   Net investment income (loss)                                              (57)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                             1,390
   Net change in unrealized appreciation (depreciation)                     (835)
                                                                  --------------
   Net gain (loss)                                                           555
                                                                  --------------
Increase (decrease) in net assets from operations                 $          498
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended      Year ended
                                                       12/31/2006      12/31/2005
                                                    -------------   -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $         (57)  $         (8)
   Net realized gain (loss)                                   -                 -
   Realized gain distributions                              1,390              33
   Net change in unrealized appreciation
      (depreciation)                                         (835)             55
                                                    -------------   -------------
Increase (decrease) in net assets from operations             498              80
                                                    -------------   -------------
Contract owner transactions:
                                                    -------------   -------------
   Proceeds from units sold                                 3,568           2,769
                                                    -------------   -------------
   Cost of units redeemed                                      (2)            -
   Increase (decrease)                                      3,566           2,769
Net increase (decrease)                                     4,064           2,849
Net assets, beginning                                       2,849             -
                                                    -------------   -------------
Net assets, ending                                  $       6,913   $       2,849
                                                    =============   =============

Units sold                                                  2,885           2,316
Units redeemed                                                 (2)            -
                                                    -------------   -------------
Net increase (decrease)                                     2,883           2,316
Units outstanding, beginning                                2,316             -
                                                    -------------   -------------
Units outstanding, ending                                   5,199           2,316
                                                    =============   =============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $      6,337
Cost of units redeemed                                                        (2)
Net investment income (loss)                                                 (65)
Net realized gain (loss)                                                     -
Realized gain distributions                                                1,423
Net change in unrealized appreciation (depreciation)                        (780)
                                                                    ------------
                                                                    $      6,913
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                   Fifth Third
                            Mid Cap Growth (Advisor)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.33      $        7             1.25%              8.1%
12/31/05               1.23               3             1.25%              9.8%
12/31/04               1.12               -             1.25%             12.0%
05/17/04               1.00               -             1.25%              0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.34      $        -             1.00%              8.4%
12/31/05               1.24               -             1.00%              9.5%
12/31/04               1.13               -             1.00%             12.9%
05/17/04               1.00               -             1.00%              0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $      1.35     $        -             0.75%              8.6%
12/31/05                1.24              -             0.75%              9.7%
12/31/04                1.13              -             0.75%             13.0%
05/17/04                1.00              -             0.75%              0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $      1.36     $        -             0.50%              8.9%
12/31/05                1.25              -             0.50%             10.0%
12/31/04                1.13              -             0.50%             13.2%
05/17/04                1.00              -             0.50%              0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.37      $        -             0.25%             9.2%
12/31/05               1.25               -             0.25%            10.3%
12/31/04               1.13               -             0.25%            13.4%
05/17/04               1.00               -             0.25%             0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.37      $        -             0.00%              9.5%
12/31/05               1.26               -             0.00%             10.6%
12/31/04               1.14               -             0.00%             13.6%
05/17/04               1.00               -             0.00%              0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006                2005               2004
0.0%                0.3%               0.0%

                             AUL American Unit Trust
                                   Fifth Third
                           Strategic Income (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $       33,603    $       33,025             2,919
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $       33,603            29,588    $          1.13
Band 100                                 -                 -                 1.14
Band 75                                  -                 -                 1.14
Band 50                                  -                 -                 1.15
Band 25                                  -                 -                 1.16
Band 0                                   -                 -                 1.17
                              --------------    --------------
Total                         $       33,603            29,588
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          541
   Mortality & expense charges                                               155
                                                                  --------------
   Net investment income (loss)                                              386
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                   13
   Realized gain distributions                                               315
   Net change in unrealized appreciation (depreciation)                      577
                                                                  --------------
   Net gain (loss)                                                           905
                                                                  --------------
Increase (decrease) in net assets from operations                 $        1,291
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended      Year ended
                                                       12/31/2006      12/31/2005
                                                    -------------   -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $         386   $           4
   Net realized gain (loss)                                    13             -
   Realized gain distributions                                315               1
   Net change in unrealized appreciation
      (depreciation)                                          577               1
                                                    -------------   -------------
Increase (decrease) in net assets from operations           1,291               6
                                                    -------------   -------------
Contract owner transactions:
   Proceeds from units sold                                32,819             626
   Cost of units redeemed                                  (1,139)            -
                                                    -------------   -------------
   Increase (decrease)                                     31,680             626
                                                    -------------   -------------
Net increase (decrease)                                    32,971             632
Net assets, beginning                                         632             -
                                                    -------------   -------------
Net assets, ending                                  $      33,603   $         632
                                                    =============   =============

Units sold                                                 30,034             585
Units redeemed                                             (1,031)            -
                                                    -------------   -------------
Net increase (decrease)                                    29,003             585
Units outstanding, beginning                                  585             -
                                                    -------------   -------------
Units outstanding, ending                                  29,588             585
                                                    =============   =============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $      33,445
Cost of units redeemed                                                     (1,139)
Net investment income (loss)                                                  390
Net realized gain (loss)                                                       13
Realized gain distributions                                                   316
Net change in unrealized appreciation (depreciation)                          578
                                                                    -------------
                                                                    $      33,603
                                                                    =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                   Fifth Third
                           Strategic Income (Advisor)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.13      $       33             1.25%              4.6%
12/31/05               1.08               1             1.25%             -0.9%
12/31/04               1.09               -             1.25%              9.0%
05/17/04               1.00               -             1.25%              0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.14      $        -             1.00%              5.3%
12/31/05               1.08               -             1.00%             -1.1%
12/31/04               1.09               -             1.00%              9.2%
05/17/04               1.00               -             1.00%              0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.14      $        -             0.75%              5.5%
12/31/05               1.08               -             0.75%             -0.8%
12/31/04               1.09               -             0.75%              9.4%
05/17/04               1.00               -             0.75%              0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.15      $        -             0.50%              5.8%
12/31/05               1.09               -             0.50%             -0.6%
12/31/04               1.10               -             0.50%              9.5%
05/17/04               1.00               -             0.50%              0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.16      $        -             0.25%              6.1%
12/31/05               1.09               -             0.25%             -0.3%
12/31/04               1.10               -             0.25%              9.7%
05/17/04               1.00               -             0.25%              0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.17      $        -             0.00%              6.3%
12/31/05               1.10               -             0.00%             -0.1%
12/31/04               1.10               -             0.00%              9.9%
05/17/04               1.00               -             0.00%              0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006                2005               2004
3.2%                2.0%               0.0%

                             AUL American Unit Trust
                                   Fifth Third
                              Technology (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $      920,991    $      889,652            84,063
                              ==============    ==============    ==============


                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $      920,991           760,379    $         1.21
Band 100                                 -                 -                1.22
Band 75                                  -                 -                1.23
Band 50                                  -                 -                1.24
Band 25                                  -                 -                1.24
Band 0                                   -                 -                1.25
                              --------------    --------------
Total                         $      920,991           760,379
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                             3,021
                                                                  --------------
   Net investment income (loss)                                           (3,021)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                2,640
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                   28,931
                                                                  --------------
   Net gain (loss)                                                        31,571
                                                                  --------------

                                                                  --------------
Increase (decrease) in net assets from operations                 $       28,550
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended      Year ended
                                                       12/31/2006      12/31/2005
                                                    -------------   -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $      (3,021)  $        (102)
   Net realized gain (loss)                                 2,640               7
   Realized gain distributions                                -               -
   Net change in unrealized appreciation
      (depreciation)                                       28,931           2,408
                                                    -------------   -------------
Increase (decrease) in net assets from operations          28,550           2,313
                                                    -------------   -------------
Contract owner transactions:
   Proceeds from units sold                             1,024,503          46,990
   Cost of units redeemed                                (181,365)            -
                                                    -------------   -------------
   Increase (decrease)                                    843,138          46,990
                                                    -------------   -------------
Net increase (decrease)                                   871,688          49,303
Net assets, beginning                                      49,303             -
                                                    -------------   -------------
Net assets, ending                                  $     920,991   $      49,303
                                                    =============   =============

Units sold                                                870,012          42,128
Units redeemed                                           (151,761)            -
                                                    -------------   -------------
Net increase (decrease)                                   718,251          42,128
Units outstanding, beginning                               42,128             -
Units outstanding, ending                                 760,379          42,128
                                                    =============   =============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $   1,071,493
Cost of units redeemed                                                   (181,365)
Net investment income (loss)                                               (3,123)
Net realized gain (loss)                                                    2,647
Realized gain distributions                                                   -
Net change in unrealized appreciation (depreciation)                       31,339
                                                                    -------------
                                                                    $     920,991
                                                                    =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                   Fifth Third
                              Technology (Advisor)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.21      $      921             1.25%              3.5%
12/31/05               1.17              49             1.25%              5.4%
12/31/04               1.11               -             1.25%             11.0%
05/17/04               1.00               -             1.25%              0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.22      $        -             1.00%              3.7%
12/31/05               1.18               -             1.00%              6.0%
12/31/04               1.11               -             1.00%             10.9%
05/17/04               1.00               -             1.00%              0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.23      $        -             0.75%              4.0%
12/31/05               1.18               -             0.75%              6.3%
12/31/04               1.11               -             0.75%             11.0%
05/17/04               1.00               -             0.75%              0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.24      $        -             0.50%              4.3%
12/31/05               1.18               -             0.50%              6.5%
12/31/04               1.11               -             0.50%             11.2%
05/17/04               1.00               -             0.50%              0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.24      $        -             0.25%              4.5%
12/31/05               1.19               -             0.25%              6.8%
12/31/04               1.11               -             0.25%             11.4%
05/17/04               1.00               -             0.25%              0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.25      $        -             0.00%              4.8%
12/31/05               1.19               -             0.00%              7.1%
12/31/04               1.12               -             0.00%             11.5%
05/17/04               1.00               -             0.00%              0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006                2005               2004
0.0%                0.0%               0.0%

                             AUL American Unit Trust
                                   Fifth Third
                            Quality Growth (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $          -      $          -                 -
                              ==============    ==============    ==============


                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $          -                 -      $         1.14
Band 100                                 -                 -                1.14
Band 75                                  -                 -                1.15
Band 50                                  -                 -                1.16
Band 25                                  -                 -                1.17
Band 0                                   -                 -
                              --------------    --------------              1.17
Total                         $          -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------

                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended      Year ended
                                                       12/31/2006      12/31/2005
                                                    -------------   -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $         -     $         -
   Net realized gain (loss)                                   -               -
   Realized gain distributions                                -               -
   Net change in unrealized appreciation
      (depreciation)                                          -               -
                                                    -------------   -------------
Increase (decrease) in net assets from operations             -               -
                                                    -------------   -------------
Contract owner transactions:
   Proceeds from units sold                                   -               -
   Cost of units redeemed                                     -               -
                                                    -------------   -------------
   Increase (decrease)                                        -               -
                                                    -------------   -------------
Net increase (decrease)                                       -               -
Net assets, beginning                                         -               -
                                                    -------------   -------------
Net assets, ending                                  $         -     $         -
                                                    =============   =============

Units sold                                                    -               -
Units redeemed                                                -               -
                                                    -------------   -------------
Net increase (decrease)                                       -               -
Units outstanding, beginning                                  -               -
                                                    -------------   -------------
Units outstanding, ending                                     -               -
                                                    =============   =============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $        -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                    ------------
                                                                    $     -
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                   Fifth Third
                              Quality Growth (Advisor)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.14      $        -             1.25%              3.3%
12/31/05               1.10               -             1.25%              3.8%
12/31/04               1.06               -             1.25%              6.0%
05/17/04               1.00               -             1.25%              0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.14      $        -             1.00%              3.4%
12/31/05               1.11               -             1.00%              4.5%
12/31/04               1.06               -             1.00%              5.9%
05/17/04               1.00               -             1.00%              0.0%


                                     BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.15      $        -             0.75%              3.6%
12/31/05               1.11               -             0.75%              4.8%
12/31/04               1.06               -             0.75%              6.0%
05/17/04               1.00               -             0.75%              0.0%


                                     BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.16      $        -             0.50%              3.9%
12/31/05               1.12               -             0.50%              5.0%
12/31/04               1.06               -             0.50%              6.2%
05/17/04               1.00               -             0.50%              0.0%


                                     BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.17      $        -             0.25%              4.1%
12/31/05               1.12               -             0.25%              5.3%
12/31/04               1.06               -             0.25%              6.3%
05/17/04               1.00               -             0.25%              0.0%


                                     BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.17      $        -             0.00%              4.5%
12/31/05               1.11               -             0.00%              5.2%
12/31/04               1.07               -             0.00%              6.5%
05/17/04               1.00               -             0.00%              0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006                2005               2004
0.0%                0.0%               0.0%

                             AUL American Unit Trust
                                     Dreyfus
                             Premier Future Leaders

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $       26,593    $       29,748             1,707
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $       26,593            22,327    $         1.19
Band 100                                 -                 -                1.20
Band 75                                  -                 -                1.20
Band 50                                  -                 -                1.21
Band 25                                  -                 -                1.22
Band 0                                   -                 -                1.22
                              --------------    --------------
Total                         $       26,593            22,327
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               152
                                                                  --------------
   Net investment income (loss)                                             (152)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                   (1)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                    4,645
                                                                  --------------
   Net gain (loss)                                                         1,489
                                                                  --------------
Increase (decrease) in net assets from operations                 $        1,337
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $       (152)   $        -
   Net realized gain (loss)                                   (1)            -
   Realized gain distributions                             4,645             -
   Net change in unrealized appreciation
      (depreciation)                                      (3,155)            -
                                                    ------------    ------------
Increase (decrease) in net assets from operations          1,337             -
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                               38,299             -
   Cost of units redeemed                                (13,043)            -
                                                    ------------    ------------
   Increase (decrease)                                    25,256             -
                                                    ------------    ------------
Net increase (decrease)                                   26,593             -
Net assets, beginning                                        -               -
                                                    ------------    ------------
Net assets, ending                                  $     26,593    $        -
                                                    ============    ============
Units sold                                                34,387             -
Units redeemed                                           (12,060)            -
                                                    ------------    ------------
Net increase (decrease)                                   22,327             -
Units outstanding, beginning                                 -               -
                                                    ------------    ------------
Units outstanding, ending                                 22,327             -
                                                    ============    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $     38,299
Cost of units redeemed                                                   (13,043)
Net investment income (loss)                                                (152)
Net realized gain (loss)                                                      (1)
Realized gain distributions                                                4,645
Net change in unrealized appreciation (depreciation)                      (3,155)
                                                                    ------------
                                                                    $     26,593
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                     Dreyfus
                             Premier Future Leaders

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.19        $    27              1.25%             6.5%
12/31/05               1.12             -               1.25%             8.7%
12/31/04               1.03             -               1.25%             3.0%
12/13/04               1.00             -               1.25%             0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $   1.20       $    -               1.00%              7.0%
12/31/05                1.12            -               1.00%              9.0%
12/31/04                1.03            -               1.00%              2.7%
12/13/04                1.00            -               1.00%              0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.20        $    -               0.75%              7.3%
12/31/05               1.12             -               0.75%              9.3%
12/31/04               1.03             -               0.75%              2.7%
12/13/04               1.00             -               0.75%              0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $   1.21       $    -               0.50%              7.6%
12/31/05                1.13            -               0.50%              9.5%
12/31/04                1.03            -               0.50%              2.8%
12/13/04                1.00            -               0.50%              0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.22        $    -               0.25%              7.8%
12/31/05               1.13             -               0.25%              9.8%
12/31/04               1.03             -               0.25%              2.8%
12/13/04               1.00             -               0.25%              0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.22        $    -               0.00%               8.1%
12/31/05               1.13             -               0.00%              10.1%
12/31/04               1.03             -               0.00%               2.8%
12/13/04               1.00             -               0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006         2005       2004
0.0%         0.0%       0.0%

                             AUL American Unit Trust
                                     Dreyfus
                      Premier Structured Mid Cap (Class T)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $      466,916    $      440,203            23,901
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $     466,916           376,501     $         1.24
Band 100                                 -                 -                1.25
Band 75                                  -                 -                1.25
Band 50                                  -                 -                1.26
Band 25                                  -                 -                1.27
Band 0                                   -                 -                1.27
                              --------------    --------------
Total                         $      466,916           376,501
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                             3,409
                                                                  --------------
   Net investment income (loss)                                           (3,409)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                2,413
   Realized gain distributions                                            12,273
   Net change in unrealized appreciation (depreciation)                   20,988
                                                                  --------------
   Net gain (loss)                                                        35,674
                                                                  --------------

                                                                  --------------
Increase (decrease) in net assets from operations                 $       32,265
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     (3,409)   $       (556)
   Net realized gain (loss)                                2,413             140
   Realized gain distributions                            12,273           2,021
   Net change in unrealized appreciation
      (depreciation)                                      20,988           5,725
                                                    ------------    ------------
Increase (decrease) in net assets from operations         32,265           7,330
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              346,853         147,739
   Cost of units redeemed                                (19,612)        (47,659)
                                                    ------------    ------------
   Increase (decrease)                                   327,241         100,080
                                                    ------------    ------------
Net increase (decrease)                                  359,506         107,410
Net assets, beginning                                    107,410             -
                                                    ------------    ------------
Net assets, ending                                  $    466,916    $    107,410
                                                    ============    ============
Units sold                                               297,304         144,127
Units redeemed                                           (17,229)        (47,701)
                                                    ------------    ------------
Net increase (decrease)                                  280,075          96,426
Units outstanding, beginning                              96,426             -
                                                    ------------    ------------
Units outstanding, ending                                376,501          96,426
                                                    ============    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    494,593
Cost of units redeemed                                                   (67,272)
Net investment income (loss)                                              (3,965)
Net realized gain (loss)                                                   2,553
Realized gain distributions                                               14,294
Net change in unrealized appreciation (depreciation)                      26,713
                                                                    ------------
                                                                    $    466,916
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                     Dreyfus
                      Premier Structured Mid Cap (Class T)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.24        $    467             1.25%              11.7%
12/31/05               1.11             107             1.25%               7.8%
12/31/04               1.03             -               1.25%               3.0%
12/13/04               1.00             -               1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $   1.25       $     -              1.00%              11.6%
12/31/05                1.12             -              1.00%               8.7%
12/31/04                1.03             -              1.00%               2.7%
12/13/04                1.00             -              1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.25        $    -               0.75%              11.9%
12/31/05               1.12             -               0.75%               9.0%
12/31/04               1.03             -               0.75%               2.7%
12/13/04               1.00             -               0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.26        $    -               0.50%              12.2%
12/31/05               1.12             -               0.50%               9.3%
12/31/04               1.03             -               0.50%               2.8%
12/13/04               1.00             -               0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.27        $    -               0.25%              12.4%
12/31/05               1.13             -               0.25%               9.5%
12/31/04               1.03             -               0.25%               2.8%
12/13/04               1.00             -               0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.27        $   -                0.00%              12.7%
12/31/05               1.13            -                0.00%               9.8%
12/31/04               1.03            -                0.00%               2.8%
12/13/04               1.00            -                0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006         2005       2004
0.0%         0.0%       0.0%

                             AUL American Unit Trust
                                     Dreyfus
                          Premier Health Care (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $          -      $          -                 -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $          -                 -      $         0.99
Band 100                                 -                 -                0.99
Band 75                                  -                 -                0.99
Band 50                                  -                 -                0.99
Band 25                                  -                 -                0.99
Band 0                                   -                 -                0.99
                              --------------    --------------
Total                         $          -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 10/23/06
                                                                     to 12/31/06
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                     $        -
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation
      (depreciation)                                                         -
                                                                    ------------
Increase (decrease) in net assets from operations                            -
                                                                    ------------
Contract owner transactions:
   Proceeds from units sold                                                  -
   Cost of units redeemed                                                    -
                                                                    ------------
   Increase (decrease)                                                       -
                                                                    ------------
Net increase (decrease)                                                      -
Net assets, beginning                                                        -
                                                                    ------------
Net assets, ending                                                  $        -
                                                                    ============
Units sold                                                                   -
Units redeemed                                                               -
                                                                    ------------
Net increase (decrease)                                                      -
Units outstanding, beginning                                                 -
                                                                    ------------
Units outstanding, ending                                                    -
                                                                    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $        -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                    ------------
                                                                    $        -
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                     Dreyfus
                          Premier Health Care (Class R)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  0.99        $    -               1.25%             -1.1%
10/23/06               1.00             -               1.25%              0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  0.99        $    -               1.00%             -1.0%
10/23/06               1.00             -               1.00%              0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  0.99        $    -               0.75%             -1.0%
10/23/06               1.00             -               0.75%              0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  0.99        $    -               0.50%             -0.9%
10/23/06               1.00             -               0.50%              0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  0.99        $    -               0.25%             -0.9%
10/23/06               1.00             -               0.25%              0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  0.99        $    -               0.00%             -0.9%
10/23/06               1.00             -               0.00%              0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

                                      2006
                                      ----
                                      0.0%

                             AUL American Unit Trust
                                     Dreyfus
                          Premier Health Care (Class T)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $          -      $          -                 -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $          -                 -      $         0.99
Band 100                                 -                 -                0.99
Band 75                                  -                 -                0.99
Band 50                                  -                 -                0.99
Band 25                                  -                 -                0.99
Band 0                                   -                 -                0.99
                              --------------    --------------
Total                         $          -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 10/23/06
                                                                     to 12/31/06
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                     $        -
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation
      (depreciation)                                                         -
                                                                    ------------
Increase (decrease) in net assets from operations                            -
                                                                    ------------
Contract owner transactions:
   Proceeds from units sold                                                  -
   Cost of units redeemed                                                    -
                                                                    ------------
   Increase (decrease)                                                       -
                                                                    ------------
Net increase (decrease)                                                      -
Net assets, beginning                                                        -
                                                                    ------------
Net assets, ending                                                  $        -
                                                                    ============
Units sold                                                                   -
Units redeemed                                                               -
                                                                    ------------
Net increase (decrease)                                                      -
Units outstanding, beginning                                                 -
                                                                    ------------
Units outstanding, ending                                                    -
                                                                    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $        -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                    ------------
                                                                    $        -
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                     Dreyfus
                          Premier Health Care (Class T)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  0.99        $    -               1.25%             -1.1%
10/23/06               1.00             -               1.25%              0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  0.99        $    -               1.00%             -1.1%
10/23/06               1.00             -               1.00%              0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  0.99        $    -               0.75%             -1.0%
10/23/06               1.00             -               0.75%              0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  0.99        $    -               0.50%             -1.0%
10/23/06               1.00             -               0.50%              0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  0.99        $    -               0.25%             -0.9%
10/23/06               1.00             -               0.25%              0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  0.99        $    -               0.00%             -0.9%
10/23/06               1.00             -               0.00%              0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

                                      2006
                                      ----
                                      0.0%

                             AUL American Unit Trust
                                     Dreyfus
                     Premier International Equity (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $          -      $          -                 -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $          -                 -      $         1.08
Band 100                                 -                 -                1.08
Band 75                                  -                 -                1.08
Band 50                                  -                 -                1.08
Band 25                                  -                 -                1.08
Band 0                                   -                 -                1.08
                              --------------    --------------
Total                         $          -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 10/23/06
                                                                     to 12/31/06
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                     $        -
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation
      (depreciation)                                                         -
                                                                    ------------
Increase (decrease) in net assets from operations                            -
                                                                    ------------
Contract owner transactions:
   Proceeds from units sold                                                  -
   Cost of units redeemed                                                    -
                                                                    ------------
   Increase (decrease)                                                       -
                                                                    ------------
Net increase (decrease)                                                      -
Net assets, beginning                                                        -
                                                                    ------------
Net assets, ending                                                  $        -
                                                                    ============
Units sold                                                                   -
Units redeemed                                                               -
                                                                    ------------
Net increase (decrease)                                                      -
Units outstanding, beginning                                                 -
                                                                    ------------
Units outstanding, ending                                                    -
                                                                    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $        -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                    ------------
                                                                    $        -
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                     Dreyfus
                     Premier International Equity (Class R)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.08        $    -               1.25%             8.2%
10/23/06               1.00             -               1.25%             0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.08        $    -               1.00%             8.3%
10/23/06               1.00             -               1.00%             0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.08        $    -               0.75%              8.3%
10/23/06               1.00             -               0.75%              0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.08        $    -               0.50%              8.4%
10/23/06               1.00             -               0.50%              0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.08        $    -               0.25%              8.4%
10/23/06               1.00             -               0.25%              0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.08        $    -               0.00%              8.4%
10/23/06               1.00             -               0.00%              0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

                                      2006
                                      ----
                                      0.0%

                             AUL American Unit Trust
                                     Dreyfus
                     Premier International Equity (Class T)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $          -      $          -                 -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $          -                 -      $         1.08
Band 100                                 -                 -                1.08
Band 75                                  -                 -                1.08
Band 50                                  -                 -                1.08
Band 25                                  -                 -                1.08
Band 0                                   -                 -                1.08
                              --------------    --------------
Total                         $          -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 10/23/06
                                                                     to 12/31/06
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                     $        -
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation
      (depreciation)                                                         -
                                                                    ------------
Increase (decrease) in net assets from operations                            -
                                                                    ------------
Contract owner transactions:
   Proceeds from units sold                                                  -
   Cost of units redeemed                                                    -
                                                                    ------------
   Increase (decrease)                                                       -
                                                                    ------------
Net increase (decrease)                                                      -
Net assets, beginning                                                        -
                                                                    ------------
Net assets, ending                                                  $        -
                                                                    ============
Units sold                                                                   -
Units redeemed                                                               -
                                                                    ------------
Net increase (decrease)                                                      -
Units outstanding, beginning                                                 -
                                                                    ------------
Units outstanding, ending                                                    -
                                                                    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $        -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                    ------------
                                                                    $        -
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                     Dreyfus
                     Premier International Equity (Class T)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.08        $    -               1.25%             8.2%
10/23/06               1.00             -               1.25%             0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.08        $    -               1.00%             8.2%
10/23/06               1.00             -               1.00%             0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.08        $    -               0.75%             8.3%
10/23/06               1.00             -               0.75%             0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.08        $    -               0.50%             8.3%
10/23/06               1.00             -               0.50%             0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.08        $    -               0.25%             8.4%
10/23/06               1.00             -               0.25%             0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.08        $    -               0.00%             8.4%
10/23/06               1.00             -               0.00%             0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

                                      2006
                                      ----
                                      0.0%

                             AUL American Unit Trust
                                     Dreyfus
                               Premier New Leaders

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $      125,677    $      128,981             2,655
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $      125,677            99,894    $         1.26
Band 100                                -                 -                 1.26
Band 75                                 -                 -                 1.27
Band 50                                 -                 -                 1.28
Band 25                                 -                 -                 1.28
Band 0                                  -                 -                 1.29
                              --------------    --------------
Total                         $      125,677            99,894
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          156
   Mortality & expense charges                                             1,092
                                                                  --------------
   Net investment income (loss)                                             (936)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                6,271
   Realized gain distributions                                            12,837
   Net change in unrealized appreciation (depreciation)                     (531)
                                                                  --------------
   Net gain (loss)                                                        18,577
                                                                  --------------
Increase (decrease) in net assets from operations                 $       17,641
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended      Year ended
                                                       12/31/2006      12/31/2005
                                                    -------------   -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $        (936)  $         104
   Net realized gain (loss)                                 6,271             -
   Realized gain distributions                             12,837           2,405
   Net change in unrealized appreciation
      (depreciation)                                         (531)         (2,773)
                                                    -------------   -------------
Increase (decrease) in net assets from operations          17,641            (264)
                                                    -------------   -------------
Contract owner transactions:
   Proceeds from units sold                               200,776          66,394
   Cost of units redeemed                                (158,869)             (1)
                                                    -------------   -------------
   Increase (decrease)                                     41,907          66,393
                                                    -------------   -------------
Net increase (decrease)                                    59,548          66,129
Net assets, beginning                                      66,129             -
                                                    -------------   -------------
Net assets, ending                                  $     125,677   $      66,129
                                                    =============   =============
Units sold                                                176,993          57,614
Units redeemed                                           (134,711)             (2)
                                                    -------------   -------------
Net increase (decrease)                                    42,282          57,612
Units outstanding, beginning                               57,612             -
                                                    -------------   -------------
Units outstanding, ending                                  99,894          57,612
                                                    =============   =============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $     267,170
Cost of units redeemed                                                   (158,870)
Net investment income (loss)                                                 (832)
Net realized gain (loss)                                                    6,271
Realized gain distributions                                                15,242
Net change in unrealized appreciation (depreciation)                       (3,304)
                                                                    -------------
                                                                    $     125,677
                                                                    =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                     Dreyfus
                               Premier New Leaders

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.26      $      126             1.25%               9.4%
12/31/05               1.15              66             1.25%              12.7%
12/31/04               1.02               -             1.25%               2.0%
12/13/04               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.26      $        -             1.00%               9.9%
12/31/05               1.15               -             1.00%              13.3%
12/31/04               1.02               -             1.00%               1.6%
12/13/04               1.00               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.27      $        -             0.75%              10.2%
12/31/05               1.15               -             0.75%              13.6%
12/31/04               1.02               -             0.75%               1.6%
12/13/04               1.00               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.28      $        -             0.50%              10.4%
12/31/05               1.16               -             0.50%              13.9%
12/31/04               1.02               -             0.50%               1.6%
12/13/04               1.00               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.28      $        -             0.25%              10.7%
12/31/05               1.16               -             0.25%              14.2%
12/31/04               1.02               -             0.25%               1.6%
12/13/04               1.00               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.29      $        -             0.00%              11.0%
12/31/05               1.16               -             0.00%              14.4%
12/31/04               1.02               -             0.00%               1.6%
12/13/04               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006                2005               2004
0.2%                0.9%               0.0%

                             AUL American Unit Trust
                                     Dreyfus
                       Premier Worldwide Growth (Class T)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $       11,574    $       11,297               276
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $       11,574             9,002    $         1.29
Band 100                                -                 -                 1.29
Band 75                                 -                 -                 1.30
Band 50                                 -                 -                 1.31
Band 25                                 -                 -                 1.31
Band 0                                  -                 -                 1.32
                              --------------    --------------
Total                         $       11,574             9,002
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $           58
   Mortality & expense charges                                                17
                                                                  --------------
   Net investment income (loss)                                               41
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      277
                                                                  --------------
   Net gain (loss)                                                           277
                                                                  --------------
Increase (decrease) in net assets from operations                 $          318
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended      Year ended
                                                       12/31/2006      12/31/2005
                                                    -------------   -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $          41   $           -
   Net realized gain (loss)                                   -                 -
   Realized gain distributions                                -                 -
   Net change in unrealized appreciation
      (depreciation)                                          277               -
                                                    -------------   -------------
Increase (decrease) in net assets from operations             318               -
                                                    -------------   -------------
Contract owner transactions:
   Proceeds from units sold                                11,259               -
   Cost of units redeemed                                      (3)              -
                                                    -------------   -------------
   Increase (decrease)                                     11,256               -
                                                    -------------   -------------
Net increase (decrease)                                    11,574               -
Net assets, beginning                                         -                 -
                                                    -------------   -------------
Net assets, ending                                  $      11,574   $           -
                                                    =============   =============
Units sold                                                  9,004               -
Units redeemed                                                 (2)              -
                                                    -------------   -------------
Net increase (decrease)                                     9,002               -
Units outstanding, beginning                                  -                 -
                                                    -------------   -------------
Units outstanding, ending                                   9,002               -
                                                    =============   =============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $      11,259
Cost of units redeemed                                                         (3)
Net investment income (loss)                                                   41
Net realized gain (loss)                                                      -
Realized gain distributions                                                   -
Net change in unrealized appreciation (depreciation)                          277
                                                                    -------------
                                                                    $      11,574
                                                                    =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                     Dreyfus
                       Premier Worldwide Growth (Class T)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.29      $       12             1.25%              19.1%
12/31/05               1.08               -             1.25%               5.9%
12/31/04               1.02               -             1.25%               2.0%
12/13/04               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.29      $        -             1.00%              19.1%
12/31/05               1.08               -             1.00%               6.2%
12/31/04               1.02               -             1.00%               2.1%
12/13/04               1.00               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.30      $        -             0.75%              19.4%
12/31/05               1.09               -             0.75%               6.5%
12/31/04               1.02               -             0.75%               2.1%
12/13/04               1.00               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.31      $        -             0.50%              19.7%
12/31/05               1.09               -             0.50%               6.8%
12/31/04               1.02               -             0.50%               2.1%
12/13/04               1.00               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.31      $        -             0.25%              20.0%
12/31/05               1.09               -             0.25%               7.0%
12/31/04               1.02               -             0.25%               2.1%
12/13/04               1.00               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.32      $        -             0.00%              20.3%
12/31/05               1.10               -             0.00%               7.3%
12/31/04               1.02               -             0.00%               2.2%
12/13/04               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006                2005               2004
1.0%                0.0%               0.0%

                             AUL American Unit Trust
                                     Dreyfus
                             Premier Small Cap Value

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $       76,099    $       75,387             3,552
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $       63,068            54,042    $         1.17
Band 100                                 -                 -                1.17
Band 75                                  -                 -                1.18
Band 50                                  -                 -                1.19
Band 25                                  -                 -                1.19
Band 0                                13,031            10,884              1.20
                              --------------    --------------
Total                         $       76,099            64,926
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $            7
   Mortality & expense charges                                               385
                                                                  --------------
   Net investment income (loss)                                             (378)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  (49)
   Realized gain distributions                                             6,330
   Net change in unrealized appreciation (depreciation)                      716
                                                                  --------------
   Net gain (loss)                                                         6,997
                                                                  --------------
Increase (decrease) in net assets from operations                 $        6,619
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $       (378)   $        -
   Net realized gain (loss)                                  (49)            -
   Realized gain distributions                             6,330               2
   Net change in unrealized appreciation
      (depreciation)                                         716              (4)
                                                    ------------    ------------
Increase (decrease) in net assets from operations          6,619              (2)
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                               85,682             259
   Cost of units redeemed                                (16,459)            -
                                                    ------------    ------------
   Increase (decrease)                                    69,223             259
                                                    ------------    ------------
Net increase (decrease)                                   75,842             257
Net assets, beginning                                        257             -
                                                    ------------    ------------
Net assets, ending                                  $     76,099    $        257
                                                    ============    ============
Units sold                                                79,452             246
Units redeemed                                           (14,772)            -
                                                    ------------    ------------
Net increase (decrease)                                   64,680             246
Units outstanding, beginning                                 246             -
                                                    ------------    ------------
Units outstanding, ending                                 64,926             246
                                                    ============    ============

--------------------------------------------------------------------------------
                      Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------


Proceeds from units sold                                            $     85,941
Cost of units redeemed                                                   (16,459)
Net investment income (loss)                                                (378)
Net realized gain (loss)                                                     (49)
Realized gain distributions                                                6,332
Net change in unrealized appreciation (depreciation)                         712
                                                                  --------------
                                                                    $     76,099
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                     Dreyfus
                             Premier Small Cap Value

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.17        $     63             1.25%              12.2%
12/31/05               1.04              -              1.25%               1.0%
12/31/04               1.03              -              1.25%               3.0%
12/13/04               1.00              -              1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.17        $      -             1.00%              12.1%
12/31/05               1.05               -             1.00%               1.6%
12/31/04               1.03               -             1.00%               3.0%
12/13/04               1.00               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.18        $      -             0.75%              12.4%
12/31/05               1.05               -             0.75%               1.9%
12/31/04               1.03               -             0.75%               3.0%
12/13/04               1.00               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.19        $      -             0.50%              12.7%
12/31/05               1.05               -             0.50%               2.1%
12/31/04               1.03               -             0.50%               3.0%
12/13/04               1.00               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.19        $      -             0.25%              13.0%
12/31/05               1.05               -             0.25%               2.4%
12/31/04               1.03               -             0.25%               3.0%
12/13/04               1.00               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.20        $     13             0.00%              13.2%
12/31/05               1.06             -               0.00%               2.6%
12/31/04               1.03             -               0.00%               3.0%
12/13/04               1.00             -               0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006         2005       2004
0.0%         0.0%       0.0%

                             AUL American Unit Trust
                                     Dreyfus
                              Premier Third Century

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                                 Investments           Cost of       Mutual Fund
                                    at Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $       15,716    $       14,898             1,748
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $       15,716            14,402    $         1.09
Band 100                                 -                 -                1.10
Band 75                                  -                 -                1.10
Band 50                                  -                 -                1.11
Band 25                                  -                 -                1.11
Band 0                                   -                 -                1.12
                              --------------    --------------
Total                         $       15,716            14,402
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                                77
                                                                  --------------
   Net investment income (loss)                                              (77)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      799
                                                                  --------------
   Net gain (loss)                                                           799
                                                                  --------------

                                                                  --------------
Increase (decrease) in net assets from operations                 $          722
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended     Year ended
                                                       12/31/2006     12/31/2005
                                                     ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $        (77)  $         (6)
   Net realized gain (loss)                                   -              -
   Realized gain distributions                                -              -
   Net change in unrealized appreciation
      (depreciation)                                          799             19
                                                     ------------   ------------
Increase (decrease) in net assets from operations             722             13
                                                     ------------   ------------
Contract owner transactions:
   Proceeds from units sold                                12,832          2,152
   Cost of units redeemed                                      (3)           -
                                                     ------------   ------------
   Increase (decrease)                                     12,829          2,152
                                                     ------------   ------------
Net increase (decrease)                                    13,551          2,165
Net assets, beginning                                       2,165            -
                                                     ------------   ------------
Net assets, ending                                   $     15,716   $      2,165
                                                     ============   ============
Units sold                                                 12,284          2,120
Units redeemed                                                 (2)         -
                                                     ------------   ------------
Net increase (decrease)                                    12,282          2,120
Units outstanding, beginning                                2,120            -
                                                     ------------   ------------
Units outstanding, ending                                  14,402          2,120
                                                     ============   ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $      14,984
Cost of units redeemed                                                        (3)
Net investment income (loss)                                                 (83)
Net realized gain (loss)                                                       -
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                         818
                                                                   -------------
                                                                   $      15,716
                                                                   =============

The accompanying notes are an integral part of the financial statements

                             AUL American Unit Trust
                                     Dreyfus
                              Premier Third Century

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.09      $       16             1.25%               7.0%
12/31/05               1.02               2             1.25%               2.0%
12/31/04               1.00               -             1.25%               0.0%
12/13/04               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.10      $        -             1.00%               7.1%
12/31/05               1.02               -             1.00%               1.6%
12/31/04               1.01               -             1.00%               0.8%
12/13/04               1.00               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.10      $        -             0.75%               7.4%
12/31/05               1.03               -             0.75%               1.8%
12/31/04               1.01               -             0.75%               0.8%
12/13/04               1.00               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.11      $        -             0.50%               7.6%
12/31/05               1.03               -             0.50%               2.1%
12/31/04               1.01               -             0.50%               0.8%
12/13/04               1.00               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.11      $        -             0.25%               7.9%
12/31/05               1.03               -             0.25%               2.3%
12/31/04               1.01               -             0.25%               0.9%
12/13/04               1.00               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.12      $        -             0.00%              8.2%
12/31/05               1.03               -             0.00%              2.6%
12/31/04               1.01               -             0.00%              0.9%
12/13/04               1.00               -             0.00%              0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006                2005               2004
0.0%                0.0%               0.0%

                             AUL American Unit Trust
                                   Lord Abbett
                                  Mid-Cap Value

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $        6,547    $        6,632               299
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $        6,547             5,423    $         1.21
Band 100                                 -                 -                1.21
Band 75                                  -                 -                1.22
Band 50                                  -                 -                1.23
Band 25                                  -                 -                1.23
Band 0                                   -                 -                1.24
                              --------------    --------------
Total                         $        6,547             5,423
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $           25
   Mortality & expense charges                                                57
                                                                  --------------
   Net investment income (loss)                                              (32)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                    2
   Realized gain distributions                                               613
   Net change in unrealized appreciation (depreciation)                       (3)
                                                                  --------------
   Net gain (loss)                                                           612
                                                                  --------------
Increase (decrease) in net assets from operations                 $          581
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $        (32)   $          6
   Net realized gain (loss)                                    2             -
   Realized gain distributions                               613             134
   Net change in unrealized appreciation
      (depreciation)                                          (3)            (82)
                                                    ------------    ------------
Increase (decrease) in net assets from operations            581              58
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                                4,098           2,313
   Cost of units redeemed                                   (502)            -
                                                    ------------    ------------
   Increase (decrease)                                     3,596           2,313
                                                    ------------    ------------
Net increase (decrease)                                    4,176           2,371
Net assets, beginning                                      2,371             -
                                                    ------------    ------------
Net assets, ending                                  $      6,547    $      2,371
                                                    ============    ============
Units sold                                                 3,687           2,177
Units redeemed                                              (441)            -
                                                    ------------    ------------
Net increase (decrease)                                    3,246           2,177
Units outstanding, beginning                               2,177             -
                                                    ------------    ------------
Units outstanding, ending                                  5,423           2,177
                                                    ============    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $      6,411
Cost of units redeemed                                                      (502)
Net investment income (loss)                                                 (26)
Net realized gain (loss)                                                       2
Realized gain distributions                                                  747
Net change in unrealized appreciation (depreciation)                         (85)
                                                                    ------------
                                                                    $      6,547
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.21        $      7             1.25%              10.8%
12/31/05               1.09               2             1.25%               6.9%
12/31/04               1.02               -             1.25%               2.0%
12/13/04               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.21        $      -             1.00%              11.1%
12/31/05               1.09               -             1.00%               7.1%
12/31/04               1.02               -             1.00%               2.0%
12/13/04               1.00               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.22        $      -             0.75%              11.4%
12/31/05               1.10               -             0.75%               7.4%
12/31/04               1.02               -             0.75%               2.0%
12/13/04               1.00               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.23        $      -             0.50%              11.6%
12/31/05               1.10               -             0.50%               7.6%
12/31/04               1.02               -             0.50%               2.0%
12/13/04               1.00               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.23        $      -             0.25%              11.9%
12/31/05               1.10               -             0.25%               7.9%
12/31/04               1.02               -             0.25%               2.0%
12/13/04               1.00               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.24        $      -             0.00%              12.2%
12/31/05               1.10               -             0.00%               8.2%
12/31/04               1.02               -             0.00%               2.1%
12/13/04               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006    2005    2004
0.5%    0.6%    0.0%

                             AUL American Unit Trust
                                   Lord Abbett
                                 Small-Cap Blend

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $    1,509,383    $    1,521,655            88,308
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $    1,485,225         1,222,280    $         1.22
Band 100                                -                 -                 1.22
Band 75                                 -                 -                 1.23
Band 50                                 -                 -                 1.23
Band 25                                 -                 -                 1.24
Band 0                                24,158            19,374              1.25
                              --------------    --------------
Total                         $    1,509,383         1,241,654
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                            10,927
                                                                  --------------
   Net investment income (loss)                                          (10,927)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                   38
   Realized gain distributions                                            70,310
   Net change in unrealized appreciation (depreciation)                   (9,320)
                                                                  --------------
   Net gain (loss)                                                        61,028
                                                                  --------------
Increase (decrease) in net assets from operations                 $       50,101
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $    (10,927)   $       (226)
   Net realized gain (loss)                                   38              90
   Realized gain distributions                            70,310             588
   Net change in unrealized appreciation
      (depreciation)                                      (9,320)         (2,952)
                                                    ------------    ------------
Increase (decrease) in net assets from operations         50,101          (2,500)
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            1,585,253         506,646
   Cost of units redeemed                               (437,013)       (193,104)
                                                    ------------    ------------
   Increase (decrease)                                 1,148,240         313,542
                                                    ------------    ------------
Net increase (decrease)                                1,198,341         311,042
Net assets, beginning                                    311,042             -
                                                    ------------    ------------
Net assets, ending                                  $  1,509,383    $    311,042
                                                    ============    ============

Units sold                                             1,413,438         431,877
Units redeemed                                          (439,349)       (164,312)
                                                    ------------    ------------
Net increase (decrease)                                  974,089         267,565
Units outstanding, beginning                             267,565             -
                                                    ------------    ------------
Units outstanding, ending                              1,241,654         267,565
                                                    ============    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  2,091,900
Cost of units redeemed                                                  (630,118)
Net investment income (loss)                                             (11,153)
Net realized gain (loss)                                                     128
Realized gain distributions                                               70,898
Net change in unrealized appreciation (depreciation)                     (12,272)
                                                                    ------------
                                                                    $  1,509,383
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                   Lord Abbett
                                 Small-Cap Blend

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.22        $  1,485             1.25%               4.8%
12/31/05               1.16             311             1.25%              11.5%
12/31/04               1.04             -               1.25%               4.0%
12/13/04               1.00             -               1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.22        $    -               1.00%               4.8%
12/31/05               1.17             -               1.00%              11.7%
12/31/04               1.04             -               1.00%               4.4%
12/13/04               1.00             -               1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.23        $    -               0.75%               5.1%
12/31/05               1.17             -               0.75%              12.0%
12/31/04               1.04             -               0.75%               4.4%
12/13/04               1.00             -               0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.23        $    -               0.50%               5.3%
12/31/05               1.17             -               0.50%              12.2%
12/31/04               1.04             -               0.50%               4.4%
12/13/04               1.00             -               0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.24        $    -               0.25%               5.6%
12/31/05               1.17             -               0.25%              12.5%
12/31/04               1.04             -               0.25%               4.4%
12/13/04               1.00             -               0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.25        $     24             0.00%               5.9%
12/31/05               1.18             -               0.00%              12.8%
12/31/04               1.04             -               0.00%               4.4%
12/13/04               1.00             -               0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006        2005      2004
0.0%        0.0%      0.0%

                             AUL American Unit Trust
                                   Lord Abbett
                                 Small-Cap Value

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $      136,497    $      134,871             4,626
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $      136,497            99,585    $         1.37
Band 100                                 -                 -                1.38
Band 75                                  -                 -                1.38
Band 50                                  -                 -                1.39
Band 25                                  -                 -                1.40
Band 0                                   -                 -                1.41
                              --------------    --------------
Total                         $      136,497            99,585
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                             1,320
                                                                  --------------
   Net investment income (loss)                                           (1,320)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  759
   Realized gain distributions                                            18,037
   Net change in unrealized appreciation (depreciation)                     (955)
                                                                  --------------
   Net gain (loss)                                                        17,841
                                                                  --------------
Increase (decrease) in net assets from operations                 $       16,521
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     (1,320)   $       (507)
   Net realized gain (loss)                                  759             371
   Realized gain distributions                            18,037           6,857
   Net change in unrealized appreciation
      (depreciation)                                        (955)          2,581
                                                    ------------    ------------
Increase (decrease) in net assets from operations         16,521           9,302
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                               53,670         120,782
   Cost of units redeemed                                 (8,611)        (55,167)
                                                    ------------    ------------
   Increase (decrease)                                    45,059          65,615
                                                    ------------    ------------
Net increase (decrease)                                   61,580          74,917
Net assets, beginning                                     74,917             -
                                                    ------------    ------------
Net assets, ending                                  $    136,497    $     74,917
                                                    ============    ============
Units sold                                                41,217         120,933
Units redeemed                                            (6,572)        (55,994)
                                                    ------------    ------------
Net increase (decrease)                                   34,645          64,939
Units outstanding, beginning                              64,939             -
                                                    ------------    ------------
Units outstanding, ending                                 99,584          64,939
                                                    ============    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    174,453
Cost of units redeemed                                                   (63,779)
Net investment income (loss)                                              (1,827)
Net realized gain (loss)                                                   1,130
Realized gain distributions                                               24,894
Net change in unrealized appreciation (depreciation)                       1,626
                                                                    ------------
                                                                    $    136,497
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                   Lord Abbett
                                 Small-Cap Value

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.37        $    136             1.25%              19.2%
12/31/05               1.15              75             1.25%              11.7%
12/31/04               1.03               -             1.25%               3.0%
12/13/04               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.38        $      -             1.00%              19.1%
12/31/05               1.16               -             1.00%              12.2%
12/31/04               1.03               -             1.00%               3.1%
12/13/04               1.00               -             1.00%               0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.38        $      -             0.75%              19.4%
12/31/05               1.16               -             0.75%              12.5%
12/31/04               1.03               -             0.75%               3.1%
12/13/04               1.00               -             0.75%               0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.39        $      -             0.50%              19.7%
12/31/05               1.16               -             0.50%              12.7%
12/31/04               1.03               -             0.50%               3.1%
12/13/04               1.00               -             0.50%               0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.40        $      -             0.25%              20.0%
12/31/05               1.17               -             0.25%              13.0%
12/31/04               1.03               -             0.25%               3.1%
12/13/04               1.00               -             0.25%               0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.41        $      -             0.00%              20.3%
12/31/05               1.17               -             0.00%              13.3%
12/31/04               1.03               -             0.00%               3.1%
12/13/04               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006         2005       2004
0.0%         0.0%       0.0%

                             AUL American Unit Trust
                                   Lord Abbett
                                Developing Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $      465,133    $      522,588            27,998
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $       29,659            23,814    $         1.25
Band 100                              82,714            66,056              1.25
Band 75                                  -                 -                1.26
Band 50                                  -                 -                1.27
Band 25                                  -                 -                1.27
Band 0                               352,760           276,020              1.28
                              --------------    --------------
Total                         $      465,133           365,891
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               378
                                                                  --------------
   Net investment income (loss)                                             (378)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               (2,329)
   Realized gain distributions                                            70,143
   Net change in unrealized appreciation (depreciation)                  (57,455)
                                                                  --------------
   Net gain (loss)                                                        10,359
                                                                  --------------
Increase (decrease) in net assets from operations                 $        9,981
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $       (378)   $          -
   Net realized gain (loss)                               (2,329)              -
   Realized gain distributions                            70,143               -
   Net change in unrealized appreciation
      (depreciation)                                     (57,455)              -
                                                    ------------    ------------
Increase (decrease) in net assets from operations          9,981               -
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              607,361               -
   Cost of units redeemed                               (152,209)              -
                                                    ------------    ------------
   Increase (decrease)                                   455,152               -
                                                    ------------    ------------
Net increase (decrease)                                  465,133               -
Net assets, beginning                                        -                 -
                                                    ------------    ------------
Net assets, ending                                  $    465,133    $          -
                                                    ============    ============
Units sold                                               486,645               -
Units redeemed                                          (120,754)              -
                                                    ------------    ------------
Net increase (decrease)                                  365,891               -
Units outstanding, beginning                                 -                 -
                                                    ------------    ------------
Units outstanding, ending                                365,891               -
                                                    ============    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    607,361
Cost of units redeemed                                                  (152,209)
Net investment income (loss)                                                (378)
Net realized gain (loss)                                                  (2,329)
Realized gain distributions                                               70,143
Net change in unrealized appreciation (depreciation)                     (57,455)
                                                                    ------------
                                                                    $    465,133
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                   Lord Abbett
                                Developing Growth

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.25        $     29             1.25%              11.2%
12/31/05               1.12               -             1.25%               9.8%
12/31/04               1.02               -             1.25%               2.0%
12/13/04               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.25        $     83             1.00%              11.2%
12/31/05               1.13               -             1.00%              10.3%
12/31/04               1.02               -             1.00%               2.1%
12/13/04               1.00               -             1.00%               0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.26        $      -             0.75%              11.5%
12/31/05               1.13               -             0.75%              10.6%
12/31/04               1.02               -             0.75%               2.1%
12/13/04               1.00               -             0.75%               0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.27        $      -             0.50%              11.8%
12/31/05               1.13               -             0.50%              10.9%
12/31/04               1.02               -             0.50%               2.1%
12/13/04               1.00               -             0.50%               0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.27        $      -             0.25%              12.0%
12/31/05               1.13               -             0.25%              11.1%
12/31/04               1.02               -             0.25%               2.1%
12/13/04               1.00               -             0.25%               0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.28        $    353             0.00%              12.3%
12/31/05               1.14               -             0.00%              11.4%
12/31/04               1.02               -             0.00%               2.1%
12/13/04               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006         2005       2004
0.0%         0.0%       0.0%

                             AUL American Unit Trust
                                   Lord Abbett
                              Growth Opportunities

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $        1,021    $        1,079                51
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $        1,021               908    $         1.13
Band 100                                 -                 -                1.13
Band 75                                  -                 -                1.14
Band 50                                  -                 -                1.14
Band 25                                  -                 -                1.15
Band 0                                   -                 -                1.16
                              --------------    --------------
Total                         $        1,021               908
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                                 7
                                                                  --------------
   Net investment income (loss)                                               (7)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                                93
   Net change in unrealized appreciation (depreciation)                      (58)
                                                                  --------------
   Net gain (loss)                                                            35
                                                                  --------------
Increase (decrease) in net assets from operations                 $           28
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $         (7)   $          -
   Net realized gain (loss)                                  -                 -
   Realized gain distributions                                93               -
   Net change in unrealized appreciation
      (depreciation)                                         (58)              -
                                                    ------------    ------------
Increase (decrease) in net assets from operations             28               -
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                                  999               -
   Cost of units redeemed                                     (6)              -
                                                    ------------    ------------
   Increase (decrease)                                       993               -
                                                    ------------    ------------
Net increase (decrease)                                    1,021               -
Net assets, beginning                                        -                 -
                                                    ------------    ------------
Net assets, ending                                  $      1,021    $          -
                                                    ============    ============
Units sold                                                   912               -
Units redeemed                                                (4)              -
                                                    ------------    ------------
Net increase (decrease)                                      908               -
Units outstanding, beginning                                 -                 -
                                                    ------------    ------------
Units outstanding, ending                                    908               -
                                                    ============    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $        999
Cost of units redeemed                                                        (6)
Net investment income (loss)                                                  (7)
Net realized gain (loss)                                                     -
Realized gain distributions                                                   93
Net change in unrealized appreciation (depreciation)                         (58)
                                                                    ------------
                                                                    $      1,021
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                   Lord Abbett
                              Growth Opportunities

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.13        $      1             1.25%               5.3%
12/31/05               1.07               -             1.25%               2.9%
12/31/04               1.04               -             1.25%               4.0%
12/13/04               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.13        $      -             1.00%               5.9%
12/31/05               1.07               -             1.00%               3.2%
12/31/04               1.04               -             1.00%               3.7%
12/13/04               1.00               -             1.00%               0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.14        $      -             0.75%               6.3%
12/31/05               1.07               -             0.75%               3.2%
12/31/04               1.04               -             0.75%               3.7%
12/13/04               1.00               -             0.75%               0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.14        $      -             0.50%               6.6%
12/31/05               1.07               -             0.50%               3.5%
12/31/04               1.04               -             0.50%               3.7%
12/13/04               1.00               -             0.50%               0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.15        $      -             0.25%               6.9%
12/31/05               1.08               -             0.25%               3.8%
12/31/04               1.04               -             0.25%               3.8%
12/13/04               1.00               -             0.25%               0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.16        $      -             0.00%               7.1%
12/31/05               1.08               -             0.00%               4.0%
12/31/04               1.04               -             0.00%               3.8%
12/13/04               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006         2005       2004
0.0%         0.0%       0.0%

                             AUL American Unit Trust
                                    Thornburg
                                   Core Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $    5,300,277    $    4,869,332           293,616
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $    5,300,277         3,696,961    $         1.43
Band 100                                 -                 -                1.44
Band 75                                  -                 -                1.45
Band 50                                  -                 -                1.46
Band 25                                  -                 -                1.46
Band 0                                   -                 -                1.47
                              --------------    --------------
Total                         $    5,300,277         3,696,961
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment  income:
   Dividend income                                                $          -
   Mortality & expense charges                                            33,271
                                                                  --------------
   Net investment income (loss)                                          (33,271)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               38,593
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                  417,469
                                                                  --------------
   Net gain (loss)                                                       456,062
                                                                  --------------
Increase (decrease) in net assets from operations                 $      422,791
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $    (33,271)   $       (475)
   Net realized gain (loss)                               38,593           1,531
   Realized gain distributions                               -             1,185
   Net change in unrealized appreciation
      (depreciation)                                     417,469          13,476
                                                    ------------    ------------
Increase (decrease) in net assets from operations        422,791          15,717
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            5,609,515         404,365
   Cost of units redeemed                             (1,121,416)        (30,695)
                                                    ------------    ------------
   Increase (decrease)                                 4,488,099         373,670
                                                    ------------    ------------
Net increase (decrease)                                4,910,890         389,387
Net assets, beginning                                    389,387             -
                                                    ------------    ------------
Net assets, ending                                  $  5,300,277    $    389,387
                                                    ============    ============

Units sold                                             4,273,479         342,223
Units redeemed                                          (892,980)        (25,761)
                                                    ------------    ------------
Net increase (decrease)                                3,380,499         316,462
Units outstanding, beginning                             316,462             -
                                                    ------------    ------------
Units outstanding, ending                              3,696,961         316,462
                                                    ============    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  6,013,880
Cost of units redeemed                                                (1,152,111)
Net investment income (loss)                                             (33,746)
Net realized gain (loss)                                                  40,124
Realized gain distributions                                                1,185
Net change in unrealized appreciation (depreciation)                     430,945
                                                                    ------------
                                                                    $  5,300,277
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                    Thornburg
                                   Core Growth

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.43        $  5,300             1.25%              16.6%
12/31/05               1.23             389             1.25%              20.6%
12/31/04               1.02             -               1.25%               2.0%
12/13/04               1.00             -               1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.44        $      -             1.00%              16.8%
12/31/05               1.23               -             1.00%              20.6%
12/31/04               1.02               -             1.00%               2.3%
12/13/04               1.00               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.45        $      -             0.75%              17.1%
12/31/05               1.24               -             0.75%              20.9%
12/31/04               1.02               -             0.75%               2.3%
12/13/04               1.00               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.46        $      -             0.50%              17.4%
12/31/05               1.24               -             0.50%              21.2%
12/31/04               1.02               -             0.50%               2.3%
12/13/04               1.00               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.46        $      -               0.25%            17.7%
12/31/05               1.24               -               0.25%            21.5%
12/31/04               1.02               -               0.25%             2.3%
12/13/04               1.00               -               0.25%             0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.47        $      -             0.00%              18.0%
12/31/05               1.25               -             0.00%              21.8%
12/31/04               1.02               -             0.00%               2.3%
12/13/04               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006                  2005                  2004
0.0%                  0.0%                  0.0%

                             AUL American Unit Trust
                                    Thornburg
                               International Value

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                                     Investments at           Cost of       Mutual Fund
                                              Value       Investments            Shares
                                     --------------    --------------    --------------
                                     --------------    --------------    --------------
Investments                          $    5,064,227    $    4,544,478           177,756
                                                       ==============    ==============
Receivable from general account              12,109
                                     --------------
Net assets                                5,076,336
                                     ==============

                                                                Units      Accumulation
                                         Net Assets       Outstanding        Unit Value
                                     --------------    --------------    --------------
Band 125                             $    4,703,500         3,123,096    $         1.50
Band 100                                     65,473            43,364              1.51
Band 75                                         -                 -                1.52
Band 50                                         -                 -                1.53
Band 25                                         -                 -                1.53
Band 0                                      307,363           199,459              1.54
                                     --------------    ---------------
Total                                $    5,076,336         3,365,920
                                     ==============    ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $       33,344
   Mortality & expense charges                                            30,400
                                                                  --------------
   Net investment income (loss)                                            2,944
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               12,622
   Realized gain distributions                                            86,416
   Net change in unrealized appreciation (depreciation)                  480,863
                                                                  --------------
   Net gain (loss)                                                       579,901
                                                                  --------------
Increase (decrease) in net assets from operations                 $      582,845
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $      2,944    $       (688)
   Net realized gain (loss)                               12,622           5,895
   Realized gain distributions                            86,416           6,490
   Net change in unrealized appreciation
      (depreciation)                                     480,863          38,886
                                                    ------------    ------------
Increase (decrease) in net assets from operations        582,845          50,583
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            3,947,689       1,017,074
   Cost of units redeemed                               (371,664)       (150,191)
                                                    ------------    ------------
   Increase (decrease)                                 3,576,025         866,883
                                                    ------------    ------------
Net increase (decrease)                                4,158,870         917,466
Net assets, beginning                                    917,466             -
                                                    ------------    ------------
Net assets, ending                                  $  5,076,336    $    917,466
                                                    ============    ============

Units sold                                             2,907,700         890,971
Units redeemed                                          (296,454)       (136,297)
                                                    ------------    ------------
Net increase (decrease)                                2,611,246         754,674
Units outstanding, beginning                             754,674             -
                                                    ------------    ------------
Units outstanding, ending                              3,365,920         754,674
                                                    ============    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  4,964,764
Cost of units redeemed                                                  (521,856)
Net investment income (loss)                                               2,256
Net realized gain (loss)                                                  18,517
Realized gain distributions                                               92,906
Net change in unrealized appreciation (depreciation)                     519,749
                                                                    ------------
                                                                    $  5,076,336
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                    Thornburg
                               International Value

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.50        $  4,704             1.25%              23.1%
12/31/05               1.22             917             1.25%              16.2%
12/31/04               1.05             -               1.25%               5.0%
12/13/04               1.00             -               1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.51        $     66             1.00%              23.8%
12/31/05               1.22               -             1.00%              16.4%
12/31/04               1.05               -             1.00%               4.8%
12/13/04               1.00               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.52        $      -             0.75%              24.3%
12/31/05               1.22               -             0.75%              16.5%
12/31/04               1.05               -             0.75%               4.8%
12/13/04               1.00               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.53        $      -             0.50%              24.5%
12/31/05               1.23               -             0.50%              16.9%
12/31/04               1.05               -             0.50%               4.8%
12/13/04               1.00               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.53        $      -             0.25%              24.8%
12/31/05               1.23               -             0.25%              17.2%
12/31/04               1.05               -             0.25%               4.8%
12/13/04               1.00               -             0.25%               0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.54        $    307             0.00%              25.1%
12/31/05               1.23               -             0.00%              17.5%
12/31/04               1.05               -             0.00%               4.8%
12/13/04               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006                  2005                  2004
1.1%                  0.5%                  0.0%

                             AUL American Unit Trust
                                    Thornburg
                               Limited-Term Income

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $      105,345    $      105,512             8,519
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $      105,345           103,089    $         1.02
Band 100                                 -                 -                1.03
Band 75                                  -                 -                1.03
Band 50                                  -                 -                1.04
Band 25                                  -                 -                1.04
Band 0                                   -                 -
                              --------------    --------------              1.05
Total                         $      105,345           103,089
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $        3,391
   Mortality & expense charges                                             1,016
                                                                  --------------
   Net investment income (loss)                                            2,375
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  (22)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                     (544)
                                                                  --------------
   Net gain (loss)                                                          (566)
                                                                  --------------
Increase (decrease) in net assets from operations                 $        1,809
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $      2,375    $        -
   Net realized gain (loss)                                  (22)            -
   Realized gain distributions                               -               -
   Net change in unrealized appreciation
      (depreciation)                                        (544)            -
                                                    ------------    ------------
Increase (decrease) in net assets from operations          1,809             -
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              106,587             -
   Cost of units redeemed                                 (3,051)            -
                                                    ------------    ------------
   Increase (decrease)                                   103,536             -
                                                    ------------    ------------
Net increase (decrease)                                  105,345             -
Net assets, beginning                                        -               -
                                                    ------------    ------------
Net assets, ending                                  $    105,345    $        -
                                                    ============    ============

Units sold                                               107,773             -
Units redeemed                                            (4,684)            -
                                                    ------------    ------------
Net increase (decrease)                                  103,089             -
Units outstanding, beginning                                 -               -
                                                    ------------    ------------
Units outstanding, ending                                103,089             -
                                                    ============    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    106,587
Cost of units redeemed                                                    (3,051)
Net investment income (loss)                                               2,375
Net realized gain (loss)                                                     (22)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                        (544)
                                                                    ------------
                                                                    $    105,345
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                    Thornburg
                               Limited-Term Income

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.02        $    105             1.25%               2.2%
12/31/05               1.00               -             1.25%               0.0%
12/31/04               1.00               -             1.25%               0.0%
12/13/04               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.03        $      -             1.00%               2.5%
12/31/05               1.00               -             1.00%               0.4%
12/31/04               1.00               -             1.00%              -0.2%
12/13/04               1.00               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.03        $      -             0.75%               2.8%
12/31/05               1.00               -             0.75%               0.6%
12/31/04               1.00               -             0.75%              -0.2%
12/13/04               1.00               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.04        $      -             0.50%               3.0%
12/31/05               1.00               -             0.50%               0.7%
12/31/04               1.00               -             0.50%              -0.2%
12/13/04               1.00               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.04        $      -             0.25%               3.3%
12/31/05               1.01               -             0.25%               1.1%
12/31/04               1.00               -             0.25%              -0.2%
12/13/04               1.00               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06               1.05        $      -             0.00%               3.6%
12/31/05               1.01               -             0.00%               1.4%
12/31/04               1.00               -             0.00%              -0.1%
12/13/04               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006                  2005                  2004
6.5%                  0.0%                  0.0%

                             AUL American Unit Trust
                                    Thornburg
                           Limited-Term US Government

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $        7,331    $        7,327               575
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $        7,331             7,215    $         1.02
Band 100                                 -                 -                1.02
Band 75                                  -                 -                1.03
Band 50                                  -                 -                1.03
Band 25                                  -                 -                1.04
Band 0                                   -                 -                1.04
                              --------------    --------------
Total                         $        7,331             7,215
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $           21
   Mortality & expense charges                                                 8
                                                                  --------------
   Net investment income (loss)                                               13
                                                                  --------------

Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                        4
                                                                  --------------
   Net gain (loss)                                                             4
                                                                  --------------
Increase (decrease) in net assets from operations                 $           17
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $         13    $        -
   Net realized gain (loss)                                  -               -
   Realized gain distributions                               -               -
   Net change in unrealized appreciation
      (depreciation)                                           4             -
                                                    ------------    ------------
Increase (decrease) in net assets from operations             17             -
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                                7,318             -
   Cost of units redeemed                                     (4)            -
                                                    ------------    ------------
   Increase (decrease)                                     7,314             -
                                                    ------------    ------------
Net increase (decrease)                                    7,331             -
Net assets, beginning                                        -               -
                                                    ------------    ------------
Net assets, ending                                  $      7,331    $        -
                                                    ============    ============

Units sold                                                 7,219             -
Units redeemed                                                (4)            -
                                                    ------------    ------------
Net increase (decrease)                                    7,215             -
Units outstanding, beginning                                 -               -
                                                    ------------    ------------
Units outstanding, ending                                  7,215             -
                                                    ============    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $      7,318
Cost of units redeemed                                                        (4)
Net investment income (loss)                                                  13
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                           4
                                                                    ------------
                                                                    $      7,331
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                    Thornburg
                           Limited-Term US Government

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.02        $      7             1.25%               1.7%
12/31/05               1.00               -             1.25%               0.0%
12/31/04               1.00               -             1.25%               0.0%
12/13/04               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.02        $      -             1.00%               2.3%
12/31/05               1.00               -             1.00%               0.2%
12/31/04               1.00               -             1.00%              -0.3%
12/13/04               1.00               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.03        $      -             0.75%               2.5%
12/31/05               1.00               -             0.75%               0.5%
12/31/04               1.00               -             0.75%              -0.3%
12/13/04               1.00               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.03        $      -             0.50%               2.8%
12/31/05               1.00               -             0.50%               0.7%
12/31/04               1.00               -             0.50%              -0.3%
12/13/04               1.00               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.04        $      -             0.25%               3.0%
12/31/05               1.01               -             0.25%               1.0%
12/31/04               1.00               -             0.25%              -0.2%
12/13/04               1.00               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.04        $      -             0.00%               3.3%
12/31/05               1.01               -             0.00%               1.2%
12/31/04               1.00               -             0.00%              -0.2%
12/13/04               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006                  2005                  2004
0.6%                  0.0%                  0.0%

                             AUL American Unit Trust
                                    Thornburg
                                      Value

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $      236,973    $      233,798             6,044
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $      236,973           179,766    $         1.32
Band 100                                 -                 -                1.32
Band 75                                  -                 -                1.33
Band 50                                  -                 -                1.34
Band 25                                  -                 -                1.34
Band 0                                   -                 -                1.35
                              --------------    --------------
Total                         $      236,973           179,766
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          744
   Mortality & expense charges                                               592
                                                                  --------------
   Net investment income (loss)                                              152
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                2,407
   Realized gain distributions                                             5,940
   Net change in unrealized appreciation (depreciation)                    3,175
                                                                  --------------
   Net gain (loss)                                                        11,522
                                                                  --------------
Increase (decrease) in net assets from operations                 $       11,674
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2006      12/31/2005
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $        152    $        -
   Net realized gain (loss)                                2,407             -
   Realized gain distributions                             5,940             -
   Net change in unrealized appreciation
      (depreciation)                                       3,175             -
                                                    ------------    ------------
Increase (decrease) in net assets from operations         11,674             -
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              244,982             -
   Cost of units redeemed                                (19,683)            -
                                                    ------------    ------------
   Increase (decrease)                                   225,299             -
                                                    ------------    ------------
Net increase (decrease)                                  236,973             -
Net assets, beginning                                        -               -
                                                    ------------    ------------
Net assets, ending                                  $    236,973    $        -
                                                    ============    ============

Units sold                                               199,011             -
Units redeemed                                           (19,245)            -
                                                    ------------    ------------
Net increase (decrease)                                  179,766             -
Units outstanding, beginning                                 -               -
                                                    ------------    ------------
Units outstanding, ending                                179,766             -
                                                    ============    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    244,982
Cost of units redeemed                                                   (19,683)
Net investment income (loss)                                                 152
Net realized gain (loss)                                                   2,407
Realized gain distributions                                                5,940
Net change in unrealized appreciation (depreciation)                       3,175
                                                                    ------------
                                                                    $    236,973
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                    Thornburg
                                      Value

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.32        $    237             1.25%              19.6%
12/31/05               1.10               -             1.25%               8.9%
12/31/04               1.01               -             1.25%               1.0%
12/13/04               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.32        $      -             1.00%              20.2%
12/31/05               1.10               -             1.00%               8.5%
12/31/04               1.01               -             1.00%               1.4%
12/13/04               1.00               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.33        $      -             0.75%              20.7%
12/31/05               1.10               -             0.75%               8.6%
12/31/04               1.01               -             0.75%               1.4%
12/13/04               1.00               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.34        $      -             0.50%              21.0%
12/31/05               1.10               -             0.50%               8.9%
12/31/04               1.01               -             0.50%               1.4%
12/13/04               1.00               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.34        $      -             0.25%              21.3%
12/31/05               1.11               -             0.25%               9.2%
12/31/04               1.01               -             0.25%               1.4%
12/13/04               1.00               -             0.25%               0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.35        $      -             0.00%              21.6%
12/31/05               1.11               -             0.00%               9.4%
12/31/04               1.01               -             0.00%               1.4%
12/13/04               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2006                  2005                  2004
0.6%                  0.0%                  0.0%

                             AUL American Unit Trust
                                   Oppenheimer
                             Developing Market Fund

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $    4,258,284    $    4,173,893           105,004
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $    4,258,284         2,533,748    $         1.68
Band 100                                 -                 -                1.69
Band 75                                  -                 -                1.69
Band 50                                  -                 -                1.70
Band 25                                  -                 -                1.71
Band 0                                   -                 -                1.71
                              --------------    --------------
Total                         $    4,258,284         2,533,748
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $       35,409
   Mortality & expense charges                                            36,099
                                                                  --------------
   Net investment income (loss)                                             (690)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               54,288
   Realized gain distributions                                           342,506
   Net change in unrealized appreciation (depreciation)                   61,156
                                                                  --------------
   Net gain (loss)                                                       457,950
                                                                  --------------
Increase (decrease) in net assets from operations                 $      457,260
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                      Year ended  from 5/20/2005
                                                      12/31/2006   to 12/31/2005
                                                    ------------  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $       (690)   $      2,290
   Net realized gain (loss)                               54,288             (83)
   Realized gain distributions                           342,506           8,555
   Net change in unrealized appreciation
      (depreciation)                                      61,156          23,235
                                                    ------------    ------------
Increase (decrease) in net assets from operations        457,260          33,997
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            4,338,075         303,870
   Cost of units redeemed                               (858,295)        (16,623)
                                                    ------------    ------------
   Increase (decrease)                                 3,479,780         287,247
                                                    ------------    ------------
Net increase (decrease)                                3,937,040         321,244
Net assets, beginning                                    321,244             -
                                                    ------------    ------------
Net assets, ending                                  $  4,258,284    $    321,244
                                                    ============    ============
Units sold                                             2,876,568         249,657
Units redeemed                                          (578,226)        (14,251)
                                                    ------------    ------------
Net increase (decrease)                                2,298,342         235,406
Units outstanding, beginning                             235,406             -
                                                    ------------    ------------
Units outstanding, ending                              2,533,748         235,406
                                                    ============    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  4,641,946
Cost of units redeemed                                                  (874,919)
Net investment income (loss)                                               1,600
Net realized gain (loss)                                                  54,205
Realized gain distributions                                              351,061
Net change in unrealized appreciation (depreciation)                      84,391
                                                                    ------------
                                                                    $  4,258,284
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                   Oppenheimer
                             Developing Market Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.68        $  4,258             1.25%              23.6%
12/31/05               1.36             321             1.25%              36.0%
05/20/05               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.69        $      -             1.00%              23.5%
12/31/05               1.37               -             1.00%              36.7%
05/20/05               1.00               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.69        $      -             0.75%              23.8%
12/31/05               1.37               -             0.75%              36.9%
05/20/05               1.00               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.70        $      -             0.50%              24.1%
12/31/05               1.37               -             0.50%              37.1%
05/20/05               1.00               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.71        $      -             0.25%              24.4%
12/31/05               1.37               -             0.25%              37.3%
05/20/05               1.00               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.71        $      -             0.00%              24.7%
12/31/05               1.38               -             0.00%              37.5%
05/20/05               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006         2005
1.5%         1.8%

                             AUL American Unit Trust
                                   Oppenheimer
                             International Bond Fund

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Investments                   $      833,913    $      807,220           138,513
                                                ==============    ==============
Receivable from general
   account                             7,620
                              --------------
Net assets                    $      841,533
                              ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $      841,533           710,394    $         1.19
Band 100                                 -                 -                1.19
Band 75                                  -                 -                1.20
Band 50                                  -                 -                1.20
Band 25                                  -                 -                1.21
Band 0                                   -                 -                1.21
                              --------------    --------------
Total                         $      841,533           710,394
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $       10,822
   Mortality & expense charges                                             4,040
                                                                  --------------
   Net investment income (loss)                                            6,782
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                 (499)
   Realized gain distributions                                             1,713
   Net change in unrealized appreciation (depreciation)                   26,768
                                                                  --------------
   Net gain (loss)                                                        27,982
                                                                  --------------
Increase (decrease) in net assets from operations                 $       34,764
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                      Year ended  from 5/20/2005
                                                      12/31/2006   to 12/31/2005
                                                    ------------  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $      6,782    $         66
   Net realized gain (loss)                                 (499)            -
   Realized gain distributions                             1,713              13
   Net change in unrealized appreciation
      (depreciation)                                      26,768             (75)
                                                    ------------    ------------
Increase (decrease) in net assets from operations         34,764               4
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              872,239           3,256
   Cost of units redeemed                                (68,730)            -
                                                    ------------    ------------
   Increase (decrease)                                   803,509           3,256
                                                    ------------    ------------
Net increase (decrease)                                  838,273           3,260
Net assets, beginning                                      3,260             -
                                                    ------------    ------------
Net assets, ending                                  $    841,533    $      3,260
                                                    ============    ============
Units sold                                               780,665           3,034
Units redeemed                                           (73,305)            -
                                                    ------------    ------------
Net increase (decrease)                                  707,360           3,034
Units outstanding, beginning                               3,034             -
                                                    ------------    ------------
Units outstanding, ending                                710,394           3,034
                                                    ============    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    875,495
Cost of units redeemed                                                   (68,730)
Net investment income (loss)                                               6,848
Net realized gain (loss)                                                    (499)
Realized gain distributions                                                1,726
Net change in unrealized appreciation (depreciation)                      26,693
                                                                    ------------
                                                                    $    841,533
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                   Oppenheimer
                             International Bond Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.19        $    841             1.25%              10.0%
12/31/05               1.08               3             1.25%               8.0%
05/20/05               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.19        $      -             1.00%              10.4%
12/31/05               1.08               -             1.00%               8.0%
05/20/05               1.00               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.20        $      -             0.75%              10.6%
12/31/05               1.08               -             0.75%               8.2%
05/20/05               1.00               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.20        $      -             0.50%              10.9%
12/31/05               1.08               -             0.50%               8.4%
05/20/05               1.00               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.21        $      -             0.25%              11.2%
12/31/05               1.09               -             0.25%               8.5%
05/20/05               1.00               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.21        $      -             0.00%              11.5%
12/31/05               1.09               -             0.00%               8.7%
05/20/05               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006          2005
2.6%          4.1%

                             AUL American Unit Trust
                                   Oppenheimer
                        International Small Company Fund

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $      764,514    $      644,002            29,182
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $      764,514           443,730    $         1.72
Band 100                                 -                 -                1.73
Band 75                                  -                 -                1.74
Band 50                                  -                 -                1.74
Band 25                                  -                 -                1.75
Band 0                                   -                 -                1.76
                              --------------    --------------
Total                         $      764,514           443,730
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $        2,312
   Mortality & expense charges                                             4,422
                                                                  --------------
   Net investment income (loss)                                           (2,110)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                4,966
   Realized gain distributions                                            13,409
   Net change in unrealized appreciation (depreciation)                  120,604
                                                                  --------------
   Net gain (loss)                                                       138,979
                                                                  --------------
Increase (decrease) in net assets from operations                 $      136,869
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                      Year ended  from 5/20/2005
                                                      12/31/2006   to 12/31/2005
                                                    ------------  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     (2,110)    $        (8)
   Net realized gain (loss)                                4,966             -
   Realized gain distributions                            13,409             297
   Net change in unrealized appreciation
      (depreciation)                                     120,604             (92)
                                                    ------------    ------------
Increase (decrease) in net assets from operations        136,869             197
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              717,632           3,775
   Cost of units redeemed                                (93,959)            -
                                                    ------------    ------------
   Increase (decrease)                                   623,673           3,775
                                                    ------------    ------------
Net increase (decrease)                                  760,542           3,972
Net assets, beginning                                      3,972             -
                                                    ------------    ------------
Net assets, ending                                  $    764,514     $     3,972
                                                    ============    ============
Units sold                                               520,704           3,097
Units redeemed                                           (80,071)            -
                                                    ------------    ------------
Net increase (decrease)                                  440,633           3,097
Units outstanding, beginning                               3,097             -
                                                    ------------    ------------
Units outstanding, ending                                443,730           3,097
                                                    ============    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    721,407
Cost of units redeemed                                                   (93,959)
Net investment income (loss)                                              (2,118)
Net realized gain (loss)                                                   4,966
Realized gain distributions                                               13,706
Net change in unrealized appreciation (depreciation)                     120,512
                                                                    ------------
                                                                    $    764,514
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                   Oppenheimer
                        International Small Company Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------

12/31/06            $  1.72        $    765             1.25%              34.6%
12/31/05               1.28               4             1.25%              28.0%
05/20/05               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.73        $      -             1.00%              34.7%
12/31/05               1.28               -             1.00%              28.5%
05/20/05               1.00               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.74        $      -             0.75%              35.0%
12/31/05               1.29               -             0.75%              28.7%
05/20/05               1.00               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.74        $      -             0.50%              35.3%
12/31/05               1.29               -             0.50%              28.9%
05/20/05               1.00               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.75        $      -             0.25%              35.7%
12/31/05               1.29               -             0.25%              29.1%
05/20/05               1.00               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.76        $      -             0.00%              36.0%
12/31/05               1.29               -             0.00%              29.3%
05/20/05               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006       2005
0.6%       0.0%

                             AUL American Unit Trust
                                   Oppenheimer
                          Main Street Opportunity Fund

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $      269,673    $      258,495            18,476
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $      269,673           221,714    $         1.22
Band 100                                 -                 -                1.22
Band 75                                  -                 -                1.23
Band 50                                  -                 -                1.23
Band 25                                  -                 -                1.24
Band 0                                   -                 -                1.24
                              --------------    --------------
Total                         $      269,673           221,714
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          844
   Mortality & expense charges                                             1,623
                                                                  --------------
   Net investment income (loss)                                             (779)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  355
   Realized gain distributions                                            11,525
   Net change in unrealized appreciation (depreciation)                   11,201
                                                                  --------------
   Net gain (loss)                                                        23,081
                                                                  --------------
Increase (decrease) in net assets from operations                 $       22,302
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                      Year ended  from 5/20/2005
                                                      12/31/2006   to 12/31/2005
                                                    ------------  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $       (779)   $        -
   Net realized gain (loss)                                  355             -
   Realized gain distributions                            11,525              99
   Net change in unrealized appreciation
      (depreciation)                                      11,201             (23)
                                                    ------------    ------------
Increase (decrease) in net assets from operations         22,302              76
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              249,256           2,875
   Cost of units redeemed                                 (4,836)            -
                                                    ------------    ------------
   Increase (decrease)                                   244,420           2,875
                                                    ------------    ------------
Net increase (decrease)                                  266,722           2,951
Net assets, beginning                                      2,951             -
                                                    ------------    ------------
Net assets, ending                                  $    269,673    $      2,951
                                                    ============    ============
Units sold                                               241,934           2,741
Units redeemed                                           (22,961)            -
                                                    ------------    ------------
Net increase (decrease)                                  218,973           2,741
Units outstanding, beginning                               2,741             -
                                                    ------------    ------------
Units outstanding, ending                                221,714           2,741
                                                    ============    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    252,131
Cost of units redeemed                                                    (4,836)
Net investment income (loss)                                                (779)
Net realized gain (loss)                                                     355
Realized gain distributions                                               11,624
Net change in unrealized appreciation (depreciation)                      11,178
                                                                    ------------
                                                                    $    269,673
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                   Oppenheimer
                          Main Street Opportunity Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.22        $    270             1.25%              12.7%
12/31/05               1.08               3             1.25%               8.0%
05/20/05               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.22        $      -             1.00%              13.3%
12/31/05               1.08               -             1.00%               7.8%
05/20/05               1.00               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.23        $      -             0.75%              13.6%
12/31/05               1.08               -             0.75%               8.0%
05/20/05               1.00               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.23        $      -             0.50%              13.9%
12/31/05               1.08               -             0.50%               8.2%
05/20/05               1.00               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.24        $      -             0.25%              14.2%
12/31/05               1.08               -             0.25%               8.3%
05/20/05               1.00               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.24        $      -             0.00%              14.5%
12/31/05               1.08               -             0.00%               8.5%
05/20/05               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006       2005
0.6%       0.3%

                             AUL American Unit Trust
                                   Oppenheimer
                           Small & Mid Cap Value Fund

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $    1,306,318    $    1,274,576            36,120
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $    1,306,318           999,241    $         1.31
Band 100                                 -                 -                1.31
Band 75                                  -                 -                1.32
Band 50                                  -                 -                1.32
Band 25                                  -                 -                1.33
Band 0                                   -                 -                1.33
                              --------------    --------------
Total                         $    1,306,318           999,241
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                             7,230
                                                                  --------------
   Net investment income (loss)                                           (7,230)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                1,659
   Realized gain distributions                                            63,021
   Net change in unrealized appreciation (depreciation)                   31,841
                                                                  --------------
   Net gain (loss)                                                        96,521
                                                                  --------------
Increase (decrease) in net assets from operations                 $       89,291
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                      Year ended  from 5/20/2005
                                                      12/31/2006   to 12/31/2005
                                                    ------------  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     (7,230)   $         (6)
   Net realized gain (loss)                                1,659             -
   Realized gain distributions                            63,021             171
   Net change in unrealized appreciation
      (depreciation)                                      31,841             (99)
                                                    ------------    ------------
Increase (decrease) in net assets from operations         89,291              66
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            1,308,454           3,174
   Cost of units redeemed                                (94,667)             -
                                                    ------------    ------------
   Increase (decrease)                                 1,213,787           3,174
                                                    ------------    ------------
Net increase (decrease)                                1,303,078           3,240
Net assets, beginning                                      3,240              -
                                                    ------------    ------------
Net assets, ending                                  $  1,306,318    $      3,240
                                                    ============    ============
Units sold                                             1,078,335           2,877
Units redeemed                                           (81,971)            -
                                                    ------------    ------------
Net increase (decrease)                                  996,364           2,877
Units outstanding, beginning                               2,877             -
                                                    ------------    ------------
Units outstanding, ending                                999,241           2,877
                                                    ============    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  1,311,628
Cost of units redeemed                                                   (94,667)
Net investment income (loss)                                              (7,236)
Net realized gain (loss)                                                   1,659
Realized gain distributions                                               63,192
Net change in unrealized appreciation (depreciation)                      31,742
                                                                    ------------
                                                                    $  1,306,318
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                   Oppenheimer
                           Small & Mid Cap Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.31        $  1,306             1.25%              15.7%
12/31/05               1.13               3             1.25%              13.0%
05/20/05               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.31        $      -             1.00%              16.4%
12/31/05               1.13               -             1.00%              12.8%
05/20/05               1.00               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.32        $      -             0.75%              16.7%
12/31/05               1.13               -             0.75%              13.0%
05/20/05               1.00               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.32        $      -             0.50%              17.0%
12/31/05               1.13               -             0.50%              13.1%
05/20/05               1.00               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.33        $      -             0.25%              17.2%
12/31/05               1.13               -             0.25%              13.3%
05/20/05               1.00               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.33        $      -             0.00%              17.5%
12/31/05               1.13               -             0.00%              13.5%
05/20/05               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006       2005
0.0%       0.0%

                             AUL American Unit Trust
                                   Oppenheimer
                         Main Street Small Cap (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $          -      $          -                 -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $          -                 -      $         0.57
Band 100                                 -                 -                0.57
Band 75                                  -                 -                0.57
Band 50                                  -                 -                0.57
Band 25                                  -                 -                0.57
Band 0                                   -                 -                0.57
                              --------------    --------------
Total                         $          -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    For the period
                                                     from 10/23/06
                                                       to 12/31/06
                                                    --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $          -
   Net realized gain (loss)                                    -
   Realized gain distributions                                 -
   Net change in unrealized appreciation
      (depreciation)                                           -
                                                    --------------
Increase (decrease) in net assets from operations              -
                                                    --------------
Contract owner transactions:
   Proceeds from units sold                                    -
   Cost of units redeemed                                      -
                                                    --------------
   Increase (decrease)                                         -
                                                    --------------
Net increase (decrease)                                        -
Net assets, beginning                                          -
                                                    --------------
Net assets, ending                                  $          -
                                                    ==============
Units sold                                                     -
Units redeemed                                                 -
                                                    --------------
Net increase (decrease)                                        -
Units outstanding, beginning                                   -
                                                    --------------
Units outstanding, ending                                      -
                                                    ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $        -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                    ------------
                                                                    $        -
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                   Oppenheimer
                         Main Street Small Cap (Class A)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  0.57        $      -             1.25%             -43.0%
10/23/06               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  0.57        $      -             1.00%             -43.0%
10/23/06               1.00               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  0.57        $      -             0.75%             -43.0%
10/23/06               1.00               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  0.57        $      -             0.50%             -43.0%
10/23/06               1.00               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  0.57        $      -             0.25%             -42.9%
10/23/06               1.00               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  0.57        $      -             0.00%             -42.9%
10/23/06               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

                                      2006
                                      ----
                                      0.0%

                             AUL American Unit Trust
                                   Oppenheimer
                         Main Street Small Cap (Class N)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $          -      $          -                 -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $          -                 -      $         0.57
Band 100                                 -                 -                0.57
Band 75                                  -                 -                0.57
Band 50                                  -                 -                0.57
Band 25                                  -                 -                0.57
Band 0                                   -                 -                0.57
                              --------------    --------------
Total                         $          -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    For the period
                                                     from 10/23/06
                                                       to 12/31/06
                                                    --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $          -
   Net realized gain (loss)                                    -
   Realized gain distributions                                 -
   Net change in unrealized appreciation
      (depreciation)                                           -
                                                    --------------
Increase (decrease) in net assets from operations              -
                                                    --------------
Contract owner transactions:
   Proceeds from units sold                                    -
   Cost of units redeemed                                      -
                                                    --------------
   Increase (decrease)                                         -
                                                    --------------
Net increase (decrease)                                        -
Net assets, beginning                                          -
                                                    --------------
Net assets, ending                                  $          -
                                                    ==============
Units sold                                                     -
Units redeemed                                                 -
                                                    --------------
Net increase (decrease)                                        -
Units outstanding, beginning                                   -
                                                    --------------
Units outstanding, ending                                      -
                                                    ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $        -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                    ------------
                                                                    $        -
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                   Oppenheimer
                         Main Street Small Cap (Class N)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  0.57        $      -             1.25%             -43.4%
10/23/06               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  0.57        $      -             1.00%             -43.3%
10/23/06               1.00               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  0.57        $      -             0.75%             -43.3%
10/23/06               1.00               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  0.57        $      -             0.50%             -43.3%
10/23/06               1.00               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  0.57        $      -             0.25%             -43.3%
10/23/06               1.00               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  0.57        $      -             0.00%             -43.2%
10/23/06               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

                                      2006
                                      ----
                                      0.0%

                             AUL American Unit Trust
                                   Oppenheimer
                                     Global

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Investments                   $    1,479,956    $    1,440,227            20,234
                                                ==============    ==============
Receivable from general
   account                            21,713
                              --------------
Net assets                    $    1,501,669
                              ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $      708,404           529,270    $         1.34
Band 100                                 -                 -                1.34
Band 75                                  -                 -                1.35
Band 50                              405,728           299,492              1.35
Band 25                                  -                 -                1.36
Band 0                               387,537           283,770              1.37
                              --------------    --------------
Total                         $    1,501,669         1,112,532
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $        3,823
   Mortality & expense charges                                             6,510
                                                                  --------------
   Net investment income (loss)                                           (2,687)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  468
   Realized gain distributions                                            59,760
   Net change in unrealized appreciation (depreciation)                   61,442
                                                                  --------------
   Net gain (loss)                                                       121,670
                                                                  --------------
Increase (decrease) in net assets from operations                 $      118,983
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                      Year ended  from 5/23/2005
                                                      12/31/2006   to 12/31/2005
                                                    ------------  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     (2,687)   $        -
   Net realized gain (loss)                                  468             -
   Realized gain distributions                            59,760             -
   Net change in unrealized appreciation
      (depreciation)                                      61,442             -
                                                    ------------    ------------
Increase (decrease) in net assets from operations        118,983             -
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            1,493,269             -
   Cost of units redeemed                               (110,583)            -
                                                    ------------    ------------
   Increase (decrease)                                 1,382,686             -
                                                    ------------    ------------
Net increase (decrease)                                1,501,669             -
Net assets, beginning                                        -               -
                                                    ------------    ------------
Net assets, ending                                  $  1,501,669    $        -
                                                    ============    ============
Units sold                                             1,203,172             -
Units redeemed                                           (90,640)            -
                                                    ------------    ------------
Net increase (decrease)                                1,112,532             -
Units outstanding, beginning                                -                -
                                                    ------------    ------------
Units outstanding, ending                              1,112,532             -
                                                    ============    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  1,493,269
Cost of units redeemed                                                  (110,583)
Net investment income (loss)                                              (2,687)
Net realized gain (loss)                                                     468
Realized gain distributions                                               59,760
Net change in unrealized appreciation (depreciation)                      61,442
                                                                    ------------
                                                                    $  1,501,669
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                   Oppenheimer
                                     Global

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.34        $    708             1.25%              15.4%
12/31/05               1.16               -             1.25%              16.0%
05/23/05               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.34        $      -             1.00%              15.8%
12/31/05               1.16               -             1.00%              16.1%
05/23/05               1.00               -             1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.35        $      -             0.75%              16.1%
12/31/05               1.16               -             0.75%              16.3%
05/23/05               1.00               -             0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.35        $    406             0.50%              16.3%
12/31/05               1.16               -             0.50%              16.4%
05/23/05               1.00               -             0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.36        $      -             0.25%              16.6%
12/31/05               1.17               -             0.25%              16.6%
05/23/05               1.00               -             0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.37        $    388             0.00%              16.9%
12/31/05               1.17               -             0.00%              16.8%
05/23/05               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006       2005
0.5%       0.0%

                             AUL American Unit Trust
                                AllianceBernstein
                               International Value

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                                 Investments           Cost of       Mutual Fund
                                    at Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $      577,807    $      535,427            25,648
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $      577,807           369,413    $         1.56
Band 100                                 -                 -                1.57
Band 75                                  -                 -                1.58
Band 50                                  -                 -                1.58
Band 25                                  -                 -                1.59
Band 0                                   -                 -                1.60
                              --------------    --------------
Total                         $      577,807           369,413
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $        8,664
   Mortality & expense charges                                             3,842
                                                                  --------------
   Net investment income (loss)                                            4,822
                                                                  --------------

Gain (loss) on investments:
   Net realized gain (loss)                                                1,903
   Realized gain distributions                                            24,459
   Net change in unrealized appreciation (depreciation)                   42,413
                                                                  --------------
   Net gain (loss)                                                        68,775
                                                                  --------------
Increase (decrease) in net assets from operations                 $       73,597
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   For the period
                                                       Year ended  from 5/20/2005
                                                       12/31/2006   to 12/31/2005
                                                    -------------  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $       4,822  $           21
   Net realized gain (loss)                                 1,903             -
   Realized gain distributions                             24,459              98
   Net change in unrealized appreciation
   (depreciation)                                          42,413             (33)
                                                    -------------  --------------
Increase (decrease) in net assets from operations          73,597              86
                                                    -------------  --------------
Contract owner transactions:
   Proceeds from units sold                               525,031           2,064
   Cost of units redeemed                                 (22,971)            -
                                                    -------------  --------------
   Increase (decrease)                                    502,060           2,064
                                                    -------------  --------------
Net increase (decrease)                                   575,657           2,150
Net assets, beginning                                       2,150             -
                                                    -------------  --------------
Net assets, ending                                  $     577,807  $        2,150
                                                    =============  ==============
Units sold                                                385,066           1,819
Units redeemed                                            (17,472)            -
                                                    -------------  --------------
Net increase (decrease)                                   367,594           1,819
Units outstanding, beginning                                1,819             -
                                                    -------------  --------------
Units outstanding, ending                                 369,413           1,819
                                                    =============  ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $     527,095
Cost of units redeemed                                                   (22,971)
Net investment income (loss)                                               4,843
Net realized gain (loss)                                                   1,903
Realized gain distributions                                               24,557
Net change in unrealized appreciation (depreciation)                      42,380
                                                                   -------------
                                                                   $     577,807
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                AllianceBernstein
                               International Value

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.56      $      578             1.25%              32.6%
12/31/05               1.18               2             1.25%              18.0%
05/20/05               1.00               -             0.00%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.57      $        -             1.00%              32.6%
12/31/05               1.18               -             0.00%               0.0%
05/20/05               1.00               -             0.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.58      $        -             0.75%              32.9%
12/31/05               1.19               -             0.00%               0.0%
05/20/05               1.00               -             0.00%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.58      $        -             0.50%              33.2%
12/31/05               1.19               -             0.00%               0.0%
05/20/05               1.00               -             0.00%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.59      $        -             0.25%              33.6%
12/31/05               1.19               -             0.00%               0.0%
05/20/05               1.00               -             0.00%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.60      $        -             0.00%              33.9%
12/31/05               1.19               -             0.00%               0.0%
05/20/05               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006                2005
3.0%                1.8%

                             AUL American Unit Trust
                                AllianceBernstein
                                  Global Value

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                                 Investments           Cost of       Mutual Fund
                                    at Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $      836,146    $      775,295            53,744
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $      836,146           572,341    $         1.43
Band 100                                 -                 -                1.44
Band 75                                  -                 -                1.45
Band 50                                  -                 -                1.45
Band 25                                  -                 -                1.46
Band 0                                   -                 -                1.46
                              --------------    --------------
Total                         $      836,146           572,341
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $       12,317
   Mortality & expense charges                                             6,536
                                                                  --------------
   Net investment income (loss)                                            5,781
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                5,660
   Realized gain distributions                                            65,483
   Net change in unrealized appreciation (depreciation)                   61,208
                                                                  --------------
   Net gain (loss)                                                       132,351
                                                                  --------------
Increase (decrease) in net assets from operations                 $      138,132
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   For the period
                                                       Year ended  from 5/20/2005
                                                       12/31/2006   to 12/31/2005
                                                    -------------  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $       5,781  $           82
   Net realized gain (loss)                                 5,660             -
   Realized gain distributions                             65,483             731
   Net change in unrealized appreciation
   (depreciation)                                          61,208            (357)
                                                    -------------  --------------
Increase (decrease) in net assets from operations         138,132             456
                                                    -------------  --------------
Contract owner transactions:
   Proceeds from units sold                               387,233         371,914
   Cost of units redeemed                                 (61,588)            -
                                                    -------------  --------------
   Increase (decrease)                                    325,645         371,914
                                                    -------------  --------------
Net increase (decrease)                                   463,776         372,370
Net assets, beginning                                     372,370             -
                                                    -------------  --------------
Net assets, ending                                  $     836,146  $      372,370
                                                    =============  ==============
Units sold                                                295,582         324,509
Units redeemed                                            (47,750)            -
                                                    -------------  --------------
Net increase (decrease)                                   247,832         324,509
Units outstanding, beginning                              324,509             -
                                                    -------------  --------------
Units outstanding, ending                                 572,341         324,509
                                                    =============  ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $     759,147
Cost of units redeemed                                                   (61,588)
Net investment income (loss)                                               5,863
Net realized gain (loss)                                                   5,660
Realized gain distributions                                               66,214
Net change in unrealized appreciation (depreciation)                      60,851
                                                                   -------------
                                                                   $     836,146
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                AllianceBernstein
                                  Global Value

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.43      $      836             1.25%              24.7%
12/31/05               1.15             372             1.25%              15.0%
05/20/05               1.00               -             0.00%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.44      $        -             1.00%              25.3%
12/31/05               1.15               -             0.00%               0.0%
05/20/05               1.00               -             0.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.45      $        -             0.75%              25.6%
12/31/05               1.15               -             0.00%               0.0%
05/20/05               1.00               -             0.00%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.45      $        -             0.50%              25.9%
12/31/05               1.15               -             0.00%               0.0%
05/20/05               1.00               -             0.00%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.46      $        -             0.25%              26.2%
12/31/05               1.15               -             0.00%               0.0%
05/20/05               1.00               -             0.00%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.46      $        -             0.00%              26.5%
12/31/05               1.16               -             0.00%               0.0%
05/20/05               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006                2005
2.1%                0.1%

                             AUL American Unit Trust
                                AllianceBernstein
                                   Value Fund

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                                 Investments           Cost of       Mutual Fund
                                    at Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $      110,804    $      102,666             7,709
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $       55,528            44,211    $         1.26
Band 100                              55,276            43,841              1.26
Band 75                                  -                 -                1.27
Band 50                                  -                 -                1.27
Band 25                                  -                 -                1.28
Band 0                                   -                 -                1.28
                              --------------    --------------
Total                         $      110,804            88,052
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $        1,366
   Mortality & expense charges                                               627
                                                                  --------------
   Net investment income (loss)                                              739
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  330
   Realized gain distributions                                             3,463
   Net change in unrealized appreciation (depreciation)                    8,295
                                                                  --------------
   Net gain (loss)                                                        12,088
                                                                  --------------
Increase (decrease) in net assets from operations                 $       12,827
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   For the period
                                                       Year ended  from 5/20/2005
                                                       12/31/2006   to 12/31/2005
                                                    -------------  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $         739  $           27
   Net realized gain (loss)                                   330             -
   Realized gain distributions                              3,463             121
   Net change in unrealized appreciation
   (depreciation)                                           8,295            (157)
                                                    -------------  --------------
Increase (decrease) in net assets from operations          12,827              (9)
                                                    -------------  --------------
Contract owner transactions:
   Proceeds from units sold                               101,220           3,374
   Cost of units redeemed                                  (6,608)            -
                                                    -------------  --------------
   Increase (decrease)                                     94,612           3,374
                                                    -------------  --------------
Net increase (decrease)                                   107,439           3,365
Net assets, beginning                                       3,365             -
                                                    -------------  --------------
Net assets, ending                                  $     110,804  $        3,365
                                                    =============  ==============
Units sold                                                 90,658           3,197
Units redeemed                                             (5,803)            -
                                                    -------------  --------------
Net increase (decrease)                                    84,855           3,197
Units outstanding, beginning                                3,197             -
                                                    -------------  --------------
Units outstanding, ending                                  88,052           3,197
                                                    =============  ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $     104,594
Cost of units redeemed                                                    (6,608)
Net investment income (loss)                                                 766
Net realized gain (loss)                                                     330
Realized gain distributions                                                3,584
Net change in unrealized appreciation (depreciation)                       8,138
                                                                   -------------
                                                                   $     110,804
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                AllianceBernstein
                                   Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.26      $       56             1.25%              19.6%
12/31/05               1.05               3             1.25%               5.0%
05/20/05               1.00             -               0.00%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.26      $       55             1.00%              19.6%
12/31/05               1.05             -               0.00%               0.0%
05/20/05               1.00             -               0.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.27      $        -             0.75%              19.9%
12/31/05               1.06               -             0.00%               0.0%
05/20/05               1.00               -             0.00%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.27      $        -             0.50%              20.2%
12/31/05               1.06               -             0.00%               0.0%
05/20/05               1.00               -             0.00%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.28      $        -             0.25%              20.5%
12/31/05               1.06               -             0.00%               0.0%
05/20/05               1.00               -             0.00%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.28      $        -             0.00%              20.8%
12/31/05               1.06               -             0.00%               0.0%
05/20/05               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006                2005
2.4%                2.3%

                             AUL American Unit Trust
                                AllianceBernstein
                                 Mid Cap Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                                 Investments           Cost of       Mutual Fund
                                    at Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $      477,815    $      477,884            81,403
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $      182,262           157,882    $         1.15
Band 100                              95,415            82,298              1.16
Band 75                                  -                 -                1.16
Band 50                              200,139           171,240              1.17
Band 25                                  -                 -                1.17
Band 0                                   -                 -                1.18
                              --------------    --------------
Total                         $      477,816           411,420
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               984
                                                                  --------------
   Net investment income (loss)                                             (984)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                 (691)
   Realized gain distributions                                            28,207
   Net change in unrealized appreciation (depreciation)                      (69)
                                                                  --------------
   Net gain (loss)                                                        27,447
                                                                  --------------
Increase (decrease) in net assets from operations                 $       26,463
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   For the period
                                                       Year ended  from 5/20/2005
                                                       12/31/2006   to 12/31/2005
                                                    -------------  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $        (984) $          -
   Net realized gain (loss)                                  (691)            -
   Realized gain distributions                             28,207             -
   Net change in unrealized appreciation
   (depreciation)                                             (69)            -
                                                    -------------  --------------
Increase (decrease) in net assets from operations          26,463             -
                                                    -------------  --------------
Contract owner transactions:
   Proceeds from units sold                               459,326             -
   Cost of units redeemed                                  (7,974)            -
                                                    -------------  --------------
   Increase (decrease)                                    451,352             -
                                                    -------------  --------------
Net increase (decrease)                                   477,815             -
Net assets, beginning                                         -               -
                                                    -------------  --------------
Net assets, ending                                  $     477,815  $          -
                                                    =============  ==============
Units sold                                                419,522             -
Units redeemed                                             (8,102)            -
                                                    -------------  --------------
Net increase (decrease)                                   411,420             -
Units outstanding, beginning                                  -               -
                                                    -------------  --------------
Units outstanding, ending                                 411,420             -
                                                    =============  ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $     459,326
Cost of units redeemed                                                    (7,974)
Net investment income (loss)                                                (984)
Net realized gain (loss)                                                    (691)
Realized gain distributions                                               28,207
Net change in unrealized appreciation (depreciation)                         (69)
                                                                   -------------
                                                                   $     477,815
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                AllianceBernstein
                                 Mid Cap Growth

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.15      $      182             1.25%              -0.5%
12/31/05               1.16             -               0.00%               0.0%
05/20/05               1.00             -               0.00%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.16      $       96             1.00%               0.2%
12/31/05               1.16             -               0.00%               0.0%
05/20/05               1.00             -               0.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.16      $        -             0.75%               0.5%
12/31/05               1.16               -             0.00%               0.0%
05/20/05               1.00               -             0.00%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.17      $      200             0.50%               0.7%
12/31/05               1.16             -               0.00%               0.0%
05/20/05               1.00             -               0.00%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.17      $        -             0.25%               1.0%
12/31/05               1.16               -             0.00%               0.0%
05/20/05               1.00               -             0.00%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.18      $        -             0.00%               1.2%
12/31/05               1.16               -             0.00%               0.0%
05/20/05               1.00               -             0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006                2005
0.0%                0.0

                             AUL American Unit Trust
                                AllianceBernstein
                                Small Cap Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                                 Investments           Cost of       Mutual Fund
                                    at Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $       38,049    $       34,622             1,403
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $       38,049            30,253    $         1.26
Band 100                                 -                 -                1.26
Band 75                                  -                 -                1.27
Band 50                                  -                 -                1.27
Band 25                                  -                 -                1.28
Band 0                                   -                 -                1.28
                              --------------    --------------
Total                         $       38,049            30,253
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               133
                                                                  --------------
   Net investment income (loss)                                             (133)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                    3,427
                                                                  --------------
   Net gain (loss)                                                         3,427
                                                                  --------------
Increase (decrease) in net assets from operations                 $        3,294
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   For the period
                                                       Year ended  from 5/20/2005
                                                       12/31/2006   to 12/31/2005
                                                    -------------  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $        (133) $          -
   Net realized gain (loss)                                   -               -
   Realized gain distributions                                -               -
   Net change in unrealized appreciation
   (depreciation)                                           3,427             -
                                                    -------------  --------------
Increase (decrease) in net assets from operations           3,294             -
                                                    -------------  --------------
Contract owner transactions:
   Proceeds from units sold                                34,798             -
   Cost of units redeemed                                     (43)            -
                                                    -------------  --------------
   Increase (decrease)                                     34,755             -
                                                    -------------  --------------
Net increase (decrease)                                    38,049             -
Net assets, beginning                                         -               -
                                                    -------------  --------------
Net assets, ending                                  $      38,049  $          -
                                                    =============  ==============
Units sold                                                 30,317             -
Units redeemed                                                (64)            -
                                                    -------------  --------------
Net increase (decrease)                                    30,253             -
Units outstanding, beginning                                  -               -
                                                    -------------  --------------
Units outstanding, ending                                  30,253             -
                                                    =============  ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $      34,798
Cost of units redeemed                                                       (43)
Net investment income (loss)                                                (133)
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                       3,427
                                                                   -------------
                                                                   $      38,049
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                AllianceBernstein
                                Small Cap Growth

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.26      $       38             1.25%               9.4%
12/31/05               1.15             -               0.00%               0.0%
05/20/05               1.00             -               0.00%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.26      $      -               1.00%               9.4%
12/31/05               1.15             -               0.00%               0.0%
05/20/05               1.00             -               0.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.27      $        -             0.75%               9.7%
12/31/05               1.16               -             0.00%               0.0%
05/20/05               1.00               -             0.00%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.27      $      -               0.50%              10.0%
12/31/05               1.16             -               0.00%               0.0%
05/20/05               1.00             -               0.00%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.28      $      -               0.25%              10.3%
12/31/05               1.16             -               0.00%               0.0%
05/20/05               1.00             -               0.00%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.28      $      -               0.00%              10.5%
12/31/05               1.16             -               0.00%               0.0%
05/20/05               1.00             -               0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006                2005
0.0%                0.0%

                             AUL American Unit Trust
                                AllianceBernstein
                             Focused Growth & Income

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                                 Investments           Cost of       Mutual Fund
                                    at Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $          -      $          -                 -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $          -                 -      $         1.15
Band 100                                 -                 -                1.16
Band 75                                  -                 -                1.16
Band 50                                  -                 -                1.17
Band 25                                  -                 -                1.17
Band 0                                   -                 -                1.18
                              --------------    --------------
Total                         $          -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   For the period
                                                       Year ended  from 5/20/2005
                                                       12/31/2006   to 12/31/2005
                                                    -------------  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $         -    $          -
   Net realized gain (loss)                                   -               -
   Realized gain distributions                                -               -
   Net change in unrealized appreciation
   (depreciation)                                             -               -
                                                    -------------  --------------
Increase (decrease) in net assets from operations             -               -
                                                    -------------  --------------
Contract owner transactions:
   Proceeds from units sold                                   -               -
   Cost of units redeemed                                     -               -
                                                    -------------  --------------
   Increase (decrease)                                        -               -
                                                    -------------  --------------
Net increase (decrease)                                       -               -
Net assets, beginning                                         -               -
                                                    -------------  --------------
Net assets, ending                                  $         -    $          -
                                                    =============  ==============
Units sold                                                    -               -
Units redeemed                                                -               -
                                                    -------------  --------------
Net increase (decrease)                                       -               -
Units outstanding, beginning                                  -               -
                                                    -------------  --------------
Units outstanding, ending                                     -               -
                                                    =============  ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $         -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                   -------------
                                                                   $         -
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                AllianceBernstein
                             Focused Growth & Income

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.15      $      -               1.25%              13.2%
12/31/05               1.02             -               0.00%               0.0%
05/20/05               1.00             -               0.00%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.16      $      -               1.00%              13.7%
12/31/05               1.02             -               0.00%               0.0%
05/20/05               1.00             -               0.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.16      $     -                0.75%              14.1%
12/31/05               1.02            -                0.00%               0.0%
05/20/05               1.00            -                0.00%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.17      $      -               0.50%              14.5%
12/31/05               1.02             -               0.00%               0.0%
05/20/05               1.00             -               0.00%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.17      $      -               0.25%              14.8%
12/31/05               1.02             -               0.00%               0.0%
05/20/05               1.00             -               0.00%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.18      $      -               0.00%              15.1%
12/31/05               1.02             -               0.00%               0.0%
05/20/05               1.00             -               0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006                2005
0.0%                0.0%

                             AUL American Unit Trust
                                AllianceBernstein
                              International Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                                 Investments           Cost of       Mutual Fund
                                    at Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $    5,555,865    $    5,042,759           293,769
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $    4,940,035         3,358,366    $         1.47
Band 100                                 -                 -                1.48
Band 75                                  -                 -                1.48
Band 50                              615,830           413,626              1.49
Band 25                                  -                 -                1.49
Band 0                                   -                 -                1.50
                              --------------    --------------
Total                         $    5,555,865         3,771,992
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $       40,754
   Mortality & expense charges                                            25,567
                                                                  --------------
   Net investment income (loss)                                           15,187
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               17,058
   Realized gain distributions                                           195,076
   Net change in unrealized appreciation (depreciation)                  513,106
                                                                  --------------
   Net gain (loss)                                                       725,240
                                                                  --------------
Increase (decrease) in net assets from operations                 $      740,427
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   For the period
                                                       Year ended  from 5/20/2005
                                                       12/31/2006   to 12/31/2005
                                                    -------------  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $      15,187  $          -
   Net realized gain (loss)                                17,058             -
   Realized gain distributions                            195,076             -
   Net change in unrealized appreciation
   (depreciation)                                         513,106             -
                                                    -------------  --------------
Increase (decrease) in net assets from operations         740,427             -
                                                    -------------  --------------
Contract owner transactions:
   Proceeds from units sold                             5,174,916             -
   Cost of units redeemed                                (359,478)            -
                                                    -------------  --------------
   Increase (decrease)                                  4,815,438             -
                                                    -------------  --------------
Net increase (decrease)                                 5,555,865             -
Net assets, beginning                                         -               -
                                                    -------------  --------------
Net assets, ending                                  $   5,555,865  $          -
                                                    =============  ==============
Units sold                                              4,037,065             -
Units redeemed                                           (265,073)            -
                                                    -------------  --------------
Net increase (decrease)                                 3,771,992             -
Units outstanding, beginning                                  -               -
                                                    -------------  --------------
Units outstanding, ending                               3,771,992             -
                                                    =============  ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $   5,174,916
Cost of units redeemed                                                  (359,478)
Net investment income (loss)                                              15,187
Net realized gain (loss)                                                  17,058
Realized gain distributions                                              195,076
Net change in unrealized appreciation (depreciation)                     513,106
                                                                   -------------
                                                                   $   5,555,865
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                AllianceBernstein
                              International Growth

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.47      $    4,940             1.25%              23.5%
12/31/05               1.19             -               0.00%               0.0%
05/20/05               1.00             -               0.00%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.48      $      -               1.00%              23.3%
12/31/05               1.20             -               0.00%               0.0%
05/20/05               1.00             -               0.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.48      $      -               0.75%              23.6%
12/31/05               1.20             -               0.00%               0.0%
05/20/05               1.00             -               0.00%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.49      $      616             0.50%              24.1%
12/31/05               1.20             -               0.00%               0.0%
05/20/05               1.00             -               0.00%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.49      $      -               0.25%              24.4%
12/31/05               1.20             -               0.00%               0.0%
05/20/05               1.00             -               0.00%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.50      $      -               0.00%              24.7%
12/31/05               1.20             -               0.00%               0.0%
05/20/05               1.00             -               0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006                2005
1.5%                0.0%

                             AUL American Unit Trust
                                AllianceBernstein
                               Small/Mid Cap Value

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                                 Investments           Cost of       Mutual Fund
                                    at Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $       59,570    $       60,477             3,688
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $       59,570            48,877    $         1.22
Band 100                                 -                 -                1.22
Band 75                                  -                 -                1.23
Band 50                                  -                 -                1.23
Band 25                                  -                 -                1.24
Band 0                                   -                 -                1.24
                              --------------    --------------
Total                         $       59,570            48,877
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          335
   Mortality & expense charges                                               219
                                                                  --------------
   Net investment income (loss)                                              116
                                                                  --------------

Gain (loss) on investments:
   Net realized gain (loss)                                                    9
   Realized gain distributions                                             4,340
   Net change in unrealized appreciation (depreciation)                     (907)
                                                                  --------------
   Net gain (loss)                                                         3,442
                                                                  --------------
Increase (decrease) in net assets from operations                 $        3,558
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   For the period
                                                       Year ended  from 5/20/2005
                                                       12/31/2006   to 12/31/2005
                                                    -------------  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $         116  $          -
   Net realized gain (loss)                                     9             -
   Realized gain distributions                              4,340             -
   Net change in unrealized appreciation
   (depreciation)                                            (907)            -
                                                    -------------  --------------
Increase (decrease) in net assets from operations           3,558             -
                                                    -------------  --------------
Contract owner transactions:
   Proceeds from units sold                                56,157             -
   Cost of units redeemed                                    (145)            -
                                                    -------------  --------------
   Increase (decrease)                                     56,012             -
                                                    -------------  --------------
Net increase (decrease)                                    59,570             -
Net assets, beginning                                         -               -
                                                    -------------  --------------
Net assets, ending                                  $      59,570  $          -
                                                    =============  ==============
Units sold                                                 53,859             -
Units redeemed                                             (4,982)            -
                                                    -------------  --------------
Net increase (decrease)                                    48,877             -
Units outstanding, beginning                                  -               -
                                                    -------------  --------------
Units outstanding, ending                                  48,877             -
                                                    =============  ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $      56,157
Cost of units redeemed                                                      (145)
Net investment income (loss)                                                 116
Net realized gain (loss)                                                       9
Realized gain distributions                                                4,340
Net change in unrealized appreciation (depreciation)                        (907)
                                                                   -------------
                                                                   $      59,570
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                AllianceBernstein
                               Small/Mid Cap Value

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.22      $       60             1.25%              11.8%
12/31/05               1.09             -               0.00%               0.0%
05/20/05               1.00             -               0.00%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.22      $      -               1.00%              12.3%
12/31/05               1.09             -               0.00%               0.0%
05/20/05               1.00             -               0.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.23      $      -               0.75%              12.8%
12/31/05               1.09             -               0.00%               0.0%
05/20/05               1.00             -               0.00%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.23      $      -               0.50%              12.9%
12/31/05               1.09             -               0.00%               0.0%
05/20/05               1.00             -               0.00%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.24      $      -               0.25%              13.1%
12/31/05               1.09             -               0.00%               0.0%
05/20/05               1.00             -               0.00%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.24      $      -               0.00%              13.4%
12/31/05               1.10             -               0.00%               0.0%
05/20/05               1.00             -               0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2006                2005
1.1%                0.0%

                             AUL American Unit Trust
                                 American Funds
                              AMCAP Fund (Class R3)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------

Investments                   $       37,610    $      198,108             1,876
Receivable from general account      160,414    ==============    ==============
                              --------------
Net assets                    $      198,024
                              ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $       37,608            35,600      $       1.06
Band 100                                 -                 -                1.06
Band 75                                  -                 -                1.06
Band 50                                  -                 -                1.06
Band 25                                  -                 -                1.07
Band 0                               160,416           150,144              1.07
                              --------------    --------------
Total                         $      198,024           185,744
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          122
   Mortality & expense charges                                               124
                                                                  --------------
   Net investment income (loss)                                              (2)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                    4
   Realized gain distributions                                               795
   Net change in unrealized appreciation (depreciation)                      (84)
                                                                  --------------
   Net gain (loss)                                                           715
                                                                  --------------
Increase (decrease) in net assets from operations                 $          713
                                                                  ==============



--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   For the period
                                                    from 1/03/06
                                                   to 12/31/2006
                                                    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $         (2)
   Net realized gain (loss)                                    4
   Realized gain distributions                               795
   Net change in unrealized appreciation
      (depreciation)                                         (84)
                                                    ------------
Increase (decrease) in net assets from operations            713
                                                    ------------
Contract owner transactions:
   Proceeds from units sold                              197,311
   Cost of units redeemed                                     -
                                                    ------------
   Increase (decrease)                                   197,311
                                                    ------------
Net increase (decrease)                                  198,024
Net assets, beginning                                         -
                                                    ------------
Net assets, ending                                  $    198,024
                                                    ============
Units sold                                               185,744
Units redeemed                                                -
                                                    ------------
Net increase (decrease)                                  185,744
Units outstanding, beginning                                  -
                                                    ------------
Units outstanding, ending                                185,744
                                                    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    197,311
Cost of units redeemed                                                        -
Net investment income (loss)                                                  (2)
Net realized gain (loss)                                                       4
Realized gain distributions                                                  795
Net change in unrealized appreciation (depreciation)                         (84)
                                                                   -------------
                                                                    $    198,024
                                                                   =============

The accompanying notes are an intregal part of the financial statements.

                             AUL American Unit Trust
                                 American Funds
                              AMCAP Fund (Class R3)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $1.06         $    38             1.25%               5.6%
01/03/06               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $1.06         $     -             1.00%               5.9%
01/03/06               1.00               -             1.00%               0.0%


                                     BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $1.06        $      -             0.75%               6.2%
01/03/06               1.00               -             0.75%               0.0%


                                     BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $1.06         $     -             0.50%               6.4%
01/03/06               1.00               -             0.50%               0.0%


                                     BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $1.07        $      -             0.25%               6.7%
01/03/06               1.00               -             0.25%               0.0%


                                     BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $1.07        $    160             0.00%               7.0%
01/03/06               1.00               -             0.00%               0.0%


--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------



                                      2006

                                      0.1%

                             AUL American Unit Trust
                                American Funds
                             AMCAP Fund (Class R4)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $          -      $          -                 -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $          -                 -      $         1.01
Band 100                                 -                 -                1.01
Band 75                                  -                 -                1.02
Band 50                                  -                 -                1.02
Band 25                                  -                 -                1.02
Band 0                                   -                 -                1.02
                              --------------    --------------
Total                         $          -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 10/23/06
                                                                     to 12/31/06
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                     $        -
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation
      (depreciation)                                                         -
                                                                    ------------
Increase (decrease) in net assets from operations                            -
                                                                    ------------
Contract owner transactions:
   Proceeds from units sold                                                  -
   Cost of units redeemed                                                    -
                                                                    ------------
   Increase (decrease)                                                       -
                                                                    ------------
Net increase (decrease)                                                      -
Net assets, beginning                                                        -
                                                                    ------------
Net assets, ending                                                  $        -
                                                                    ============
Units sold                                                                   -
Units redeemed                                                               -
                                                                    ------------
Net increase (decrease)                                                      -
Units outstanding, beginning                                                 -
                                                                    ------------
Units outstanding, ending                                                    -
                                                                    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $        -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                    ------------
                                                                    $        -
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                 American Funds
                             AMCAP Fund (Class R4)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.01        $    -               1.25%               1.4%
10/23/06               1.00             -               1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.01        $    -               1.00%               1.5%
10/23/06               1.00             -               1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.02        $    -               0.75%               1.5%
10/23/06               1.00             -               0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.02        $    -               0.50%               1.6%
10/23/06               1.00             -               0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.02        $    -               0.25%               1.6%
10/23/06               1.00             -               0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.02        $    -               0.00%               1.7%
10/23/06               1.00             -               0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

                                      2006

                                      0.0%

                             AUL American Unit Trust
                                 American Funds
                              American High Income Trust (Class R3)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------

Investments                   $    1,674,997    $    1,627,897           132,474
Payable to General Account           (49,504)   ==============    ==============
                              --------------
Net assets                    $    1,625,493
                              ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $    1,625,493         1,475,241      $       1.10
Band 100                                 -                 -                1.10
Band 75                                  -                 -                1.11
Band 50                                  -                 -                1.11
Band 25                                  -                 -                1.11
Band 0                                   -                 -                1.12
                              --------------    --------------
Total                         $    1,625,493         1,475,241
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $       26,480
   Mortality & expense charges                                             4,523
                                                                  --------------
   Net investment income (loss)                                           21,957
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                1,074
   Realized gain distributions                                             2,758
   Net change in unrealized appreciation (depreciation)                   47,100
                                                                  --------------
   Net gain (loss)                                                        50,932
                                                                  --------------
Increase (decrease) in net assets from operations                 $       72,889
                                                                  ==============



--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   For the period
                                                    from 1/03/06
                                                   to 12/31/2006
                                                    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     21,957
   Net realized gain (loss)                                1,074
   Realized gain distributions                             2,758
   Net change in unrealized appreciation
      (depreciation)                                      47,000
                                                    ------------
Increase (decrease) in net assets from operations         72,889
                                                    ------------
Contract owner transactions:
   Proceeds from units sold                            1,594,607
   Cost of units redeemed                                (42,003)
                                                    ------------
   Increase (decrease)                                 1,552,604
                                                    ------------
Net increase (decrease)                                1,625,493
Net assets, beginning                                         -
                                                    ------------
Net assets, ending                                  $  1,625,493
                                                    ============
Units sold                                             1,501,741
Units redeemed                                           (26,500)
                                                    ------------
Net increase (decrease)                                1,475,241
Units outstanding, beginning                                  -
                                                    ------------
Units outstanding, ending                              1,475,241
                                                    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  1,594,607
Cost of units redeemed                                                   (42,003)
Net investment income (loss)                                              21,957
Net realized gain (loss)                                                   1,074
Realized gain distributions                                                2,758
Net change in unrealized appreciation (depreciation)                      47,100
                                                                   -------------
                                                                    $  1,625,493
                                                                   =============

The accompanying notes are an intregal part of the financial statements.

                             AUL American Unit Trust
                                  American Funds
                      American High Income Trust (Class R3)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $1.10        $  1,625             1.25%              10.2%
01/03/06               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $1.10         $     -             1.00%              10.5%
01/03/06               1.00               -             1.00%               0.0%


                                     BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $1.11        $      -             0.75%              10.7%
01/03/06               1.00               -             0.75%               0.0%


                                     BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $1.11         $     -             0.50%              11.0%
01/03/06               1.00               -             0.50%               0.0%


                                     BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $1.11        $      -             0.25%              11.3%
01/03/06               1.00               -             0.25%               0.0%


                                     BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $1.12        $      -             0.00%              11.6%
01/03/06               1.00               -             0.00%               0.0%


--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------



                                      2006

                                      3.3%

                             AUL American Unit Trust
                                American Funds
                             American High Income Trust (Class R4)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $          -      $          -                 -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $          -                 -      $         1.03
Band 100                                 -                 -                1.03
Band 75                                  -                 -                1.03
Band 50                                  -                 -                1.03
Band 25                                  -                 -                1.03
Band 0                                   -                 -                1.03
                              --------------    --------------
Total                         $          -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 10/23/06
                                                                     to 12/31/06
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                     $        -
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation
      (depreciation)                                                         -
                                                                    ------------
Increase (decrease) in net assets from operations                            -
                                                                    ------------
Contract owner transactions:
   Proceeds from units sold                                                  -
   Cost of units redeemed                                                    -
                                                                    ------------
   Increase (decrease)                                                       -
                                                                    ------------
Net increase (decrease)                                                      -
Net assets, beginning                                                        -
                                                                    ------------
Net assets, ending                                                  $        -
                                                                    ============
Units sold                                                                   -
Units redeemed                                                               -
                                                                    ------------
Net increase (decrease)                                                      -
Units outstanding, beginning                                                 -
                                                                    ------------
Units outstanding, ending                                                    -
                                                                    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $        -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                    ------------
                                                                    $        -
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                 American Funds
                             American High Income Trust (Class R4)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.03        $    -               1.25%               3.1%
10/23/06               1.00             -               1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.03        $    -               1.00%               3.1%
10/23/06               1.00             -               1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.03        $    -               0.75%               3.2%
10/23/06               1.00             -               0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.03        $    -               0.50%               3.2%
10/23/06               1.00             -               0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.03        $    -               0.25%               3.3%
10/23/06               1.00             -               0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.03        $    -               0.00%               3.3%
10/23/06               1.00             -               0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

                                      2006

                                      0.0%

                             AUL American Unit Trust
                                 American Funds
                    Capital World Growth & Income (Class R3)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------

Investments                   $    9,074,170    $   8,900,924            216,986
Payable to general account          (149,734)   ==============    ==============
                              --------------
Net assets                    $    8,924,436
                              ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $    8,924,436        7,560,340      $        1.18
Band 100                                 -                 -                1.18
Band 75                                  -                 -                1.18
Band 50                                  -                 -                1.19
Band 25                                  -                 -                1.19
Band 0                                   -                 -                1.19
                              --------------    --------------
Total                         $    8,924,436        7,560,340
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $       28,037
   Mortality & expense charges                                            21,548
                                                                  --------------
   Net investment income (loss)                                            6,489
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                7,370
   Realized gain distributions                                           392,972
   Net change in unrealized appreciation (depreciation)                  173,246
                                                                  --------------
   Net gain (loss)                                                       573,588
                                                                  --------------
Increase (decrease) in net assets from operations                 $      580,077
                                                                  ==============



--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   For the period
                                                    from 1/03/06
                                                   to 12/31/2006
                                                    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $      6,489
   Net realized gain (loss)                                7,370
   Realized gain distributions                           392,972
   Net change in unrealized appreciation
      (depreciation)                                     173,246
                                                    ------------
Increase (decrease) in net assets from operations        580,077
                                                    ------------
Contract owner transactions:
   Proceeds from units sold                            8,668,459
   Cost of units redeemed                               (324,100)
                                                    ------------
   Increase (decrease)                                 8,344,359
                                                    ------------
Net increase (decrease)                                8,924,436
Net assets, beginning                                         -
                                                    ------------
Net assets, ending                                  $  8,924,436
                                                    ============
Units sold                                             7,853,576
Units redeemed                                          (293,236)
                                                    ------------
Net increase (decrease)                                7,560,340
Units outstanding, beginning                                  -
                                                    ------------
Units outstanding, ending                              7,560,340
                                                    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  8,668,459
Cost of units redeemed                                                  (324,100)
Net investment income (loss)                                               6,489
Net realized gain (loss)                                                   7,370
Realized gain distributions                                              392,972
Net change in unrealized appreciation (depreciation)                     173,246
                                                                   -------------
                                                                    $  8,924,436
                                                                   =============

The accompanying notes are an intregal part of the financial statements.

                             AUL American Unit Trust
                                 American Funds
                    Capital World Growth & Income (Class R3)


--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $1.18         $ 8,924             1.25%              17.9%
01/03/06               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $1.18         $     -             1.00%              18.2%
01/03/06               1.00               -             1.00%               0.0%


                                     BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $1.18        $      -             0.75%              18.5%
01/03/06               1.00               -             0.75%               0.0%


                                     BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $1.19         $     -             0.50%              18.8%
01/03/06               1.00               -             0.50%               0.0%


                                     BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $1.19        $      -             0.25%              19.1%
01/03/06               1.00               -             0.25%               0.0%


                                     BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $1.19        $      -             0.00%              19.4%
01/03/06               1.00               -             0.00%               0.0%


--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------



                                      2006

                                      0.6%

                             AUL American Unit Trust
                                 American Funds
                    Capital World Growth & Income (Class R4)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------

Investments                   $      186,258    $     191,463              4,448
Receivable from general account      158,384    ==============    ==============
                              --------------
Net assets                    $      344,642
                              ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $     344,642          324,332       $        1.06
Band 100                                 -                 -                1.06
Band 75                                  -                 -                1.06
Band 50                                  -                 -                1.06
Band 25                                  -                 -                1.06
Band 0                                   -                 -                1.07
                              --------------    --------------
Total                         $     344,642           324,332
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          410
   Mortality & expense charges                                                72
                                                                  --------------
   Net investment income (loss)                                              338
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                   -
   Realized gain distributions                                             6,462
   Net change in unrealized appreciation (depreciation)                   (5,205)
                                                                  --------------
   Net gain (loss)                                                         1,257
                                                                  --------------
Increase (decrease) in net assets from operations                 $        1,595
                                                                  ==============



--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   For the period
                                                    from 10/23/06
                                                   to 12/31/2006
                                                    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $        338
   Net realized gain (loss)                                   -
   Realized gain distributions                             6,462
   Net change in unrealized appreciation
      (depreciation)                                      (5,205)
                                                    ------------
Increase (decrease) in net assets from operations          1,595
                                                    ------------
Contract owner transactions:
   Proceeds from units sold                              343,077
   Cost of units redeemed                                    (30)
                                                    ------------
   Increase (decrease)                                   343,047
                                                    ------------
Net increase (decrease)                                  344,642
Net assets, beginning                                         -
                                                    ------------
Net assets, ending                                  $    344,642
                                                    ============
Units sold                                               344,332
Units redeemed                                                -
                                                    ------------
Net increase (decrease)                                 324,332
Units outstanding, beginning                                  -
                                                    ------------
Units outstanding, ending                               324,332
                                                    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    343,077
Cost of units redeemed                                                       (30)
Net investment income (loss)                                                 338
Net realized gain (loss)                                                      -
Realized gain distributions                                                6,462
Net change in unrealized appreciation (depreciation)                      (5,205)
                                                                   -------------
                                                                    $    344,642
                                                                   =============

The accompanying notes are an intregal part of the financial statements.

                             AUL American Unit Trust
                                 American Funds
                    Capital World Growth & Income (Class R4)


--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $1.06         $   345             1.25%               6.3%
10/23/06               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $1.06         $     -             1.00%               6.3%
10/23/06               1.00               -             1.00%               0.0%


                                     BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $1.06        $      -             0.75%               6.4%
10/23/06               1.00               -             0.75%               0.0%


                                     BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $1.06         $     -             0.50%               6.4%
10/23/06               1.00               -             0.50%               0.0%


                                     BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $1.06        $      -             0.25%               6.5%
10/23/06               1.00               -             0.25%               0.0%


                                     BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $1.07        $      -             0.00%               6.5%
10/23/06               1.00               -             0.00%               0.0%


--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------



                                      2006

                                      0.2%

                             AUL American Unit Trust
                                 American Funds
                       EuroPacific Growth Fund (Class R3)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------

Net assets                    $    4,988,530     $  5,080,471            108,805
                              ==============   ==============     ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $   4,855,822         4,192,819      $        1.17
Band 100                            123,130           105,030               1.17
Band 75                                  -                 -                1.18
Band 50                                  -                 -                1.18
Band 25                                  -                 -                1.18
Band 0                                9,578             8,090               1.18
                              --------------    --------------
Total                         $   4,988,530         4,305,939
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $       66,425
   Mortality & expense charges                                            10,828
                                                                  --------------
   Net investment income (loss)                                           55,597
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               12,564
   Realized gain distributions                                           274,636
   Net change in unrealized appreciation (depreciation)                  (91,941)
                                                                  --------------
   Net gain (loss)                                                       195,259
                                                                  --------------
Increase (decrease) in net assets from operations                 $      250,856
                                                                  ==============



--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   For the period
                                                    from 1/03/06
                                                   to 12/31/2006
                                                    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     55,597
   Net realized gain (loss)                               12,564
   Realized gain distributions                           274,636
   Net change in unrealized appreciation
      (depreciation)                                     (91,841)
                                                    ------------
Increase (decrease) in net assets from operations        250,956
                                                    ------------
Contract owner transactions:
   Proceeds from units sold                            5,458,927
   Cost of units redeemed                               (723,781)
                                                    ------------
   Increase (decrease)                                 4,737,674
                                                    ------------
Net increase (decrease)                                4,988,530
Net assets, beginning                                         -
                                                    ------------
Net assets, ending                                  $  4,988,530
                                                    ============
Units sold                                             4,953,568
Units redeemed                                          (647,629)
                                                    ------------
Net increase (decrease)                                4,305,939
Units outstanding, beginning                                  -
                                                    ------------
Units outstanding, ending                              4,305,939
                                                    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  5,458,927
Cost of units redeemed                                                  (721,253)
Net investment income (loss)                                              55,597
Net realized gain (loss)                                                  12,564
Realized gain distributions                                              274,636
Net change in unrealized appreciation (depreciation)                     (91,941)
                                                                   -------------
                                                                    $  4,988,530
                                                                   =============

The accompanying notes are an intregal part of the financial statements.

                             AUL American Unit Trust
                                 American Funds
                    EuroPacific Growth Fund (Class R4)


--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $1.17         $ 4,856             1.25%              16.9%
01/03/06               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $1.17         $   123             1.00%              17.2%
01/03/06               1.00               -             1.00%               0.0%


                                     BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $1.18        $      -             0.75%              17.5%
01/03/06               1.00               -             0.75%               0.0%


                                     BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $1.18         $     -             0.50%              17.8%
01/03/06               1.00               -             0.50%               0.0%


                                     BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $1.18        $      -             0.25%              18.1%
01/03/06               1.00               -             0.25%               0.0%


                                     BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $1.18        $     10             0.00%              18.4%
01/03/06               1.00               -             0.00%               0.0%


--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------



                                      2006

                                      2.7%

                             AUL American Unit Trust
                                 American Funds
                       EuroPacific Growth Fund (Class R4)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------

Net assets                    $     101,235     $     107,083              2,200
                              ==============   ==============     ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $     101,235            95,172      $        1.06
Band 100                                 -                 -                1.06
Band 75                                  -                 -                1.06
Band 50                                  -                 -                1.07
Band 25                                  -                 -                1.07
Band 0                                   -                 -                1.07
                              --------------    --------------
Total                         $     101,235            95,172
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $        1,561
   Mortality & expense charges                                                42
                                                                  --------------
   Net investment income (loss)                                            1,519
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                   -
   Realized gain distributions                                             5,537
   Net change in unrealized appreciation (depreciation)                   (5,848)
                                                                  --------------
   Net gain (loss)                                                          (311)
                                                                  --------------
Increase (decrease) in net assets from operations                 $        1,208
                                                                  ==============



--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   For the period
                                                    from 10/23/06
                                                   to 12/31/2006
                                                    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $      1,519
   Net realized gain (loss)                                   -
   Realized gain distributions                             5,537
   Net change in unrealized appreciation
      (depreciation)                                      (5,848)
                                                    ------------
Increase (decrease) in net assets from operations          1,208
                                                    ------------
Contract owner transactions:
   Proceeds from units sold                              100,027
   Cost of units redeemed                                     -
                                                    ------------
   Increase (decrease)                                   100,027
                                                    ------------
Net increase (decrease)                                  101,235
Net assets, beginning                                         -
                                                    ------------
Net assets, ending                                  $    101,235
                                                    ============
Units sold                                                95,172
Units redeemed                                                -
                                                    ------------
Net increase (decrease)                                   95,172
Units outstanding, beginning                                  -
                                                    ------------
Units outstanding, ending                                 95,172
                                                    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    100,027
Cost of units redeemed                                                        -
Net investment income (loss)                                               1,519
Net realized gain (loss)                                                      -
Realized gain distributions                                                5,537
Net change in unrealized appreciation (depreciation)                      (5,848)
                                                                   -------------
                                                                    $    101,235
                                                                   =============

The accompanying notes are an intregal part of the financial statements.

                             AUL American Unit Trust
                                 American Funds
                    EuroPacific Growth Fund (Class R4)


--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $1.06         $   101             1.25%               6.4%
10/23/06               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $1.06         $     -             1.00%               6.4%
10/23/06               1.00               -             1.00%               0.0%


                                     BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $1.06        $      -             0.75%               6.5%
10/23/06               1.00               -             0.75%               0.0%


                                     BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $1.07         $     -             0.50%               6.5%
10/23/06               1.00               -             0.50%               0.0%


                                     BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $1.07        $      -             0.25%               6.6%
10/23/06               1.00               -             0.25%               0.0%


                                     BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $1.07        $      -             0.00%               6.6%
10/23/06               1.00               -             0.00%               0.0%


--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------



                                      2006

                                      3.1%

                             AUL American Unit Trust
                                American Funds
                             Fundamental Investors (Class R3)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $          -      $          -                 -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $          -                 -      $         1.04
Band 100                                 -                 -                1.04
Band 75                                  -                 -                1.04
Band 50                                  -                 -                1.04
Band 25                                  -                 -                1.04
Band 0                                   -                 -                1.04
                              --------------    --------------
Total                         $          -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 01/03/06
                                                                     to 12/31/06
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                     $        -
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation
      (depreciation)                                                         -
                                                                    ------------
Increase (decrease) in net assets from operations                            -
                                                                    ------------
Contract owner transactions:
   Proceeds from units sold                                                  -
   Cost of units redeemed                                                    -
                                                                    ------------
   Increase (decrease)                                                       -
                                                                    ------------
Net increase (decrease)                                                      -
Net assets, beginning                                                        -
                                                                    ------------
Net assets, ending                                                  $        -
                                                                    ============
Units sold                                                                   -
Units redeemed                                                               -
                                                                    ------------
Net increase (decrease)                                                      -
Units outstanding, beginning                                                 -
                                                                    ------------
Units outstanding, ending                                                    -
                                                                    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $        -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                    ------------
                                                                    $        -
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                 American Funds
                             Fundamental Investors (Class R3)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.04        $    -               1.25%               3.7%
01/03/06               1.00             -               1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.04        $    -               1.00%               3.8%
01/03/06               1.00             -               1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.04        $    -               0.75%               3.8%
01/03/06               1.00             -               0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.04        $    -               0.50%               3.9%
01/03/06               1.00             -               0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.04        $    -               0.25%               3.9%
01/03/06               1.00             -               0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.04        $    -               0.00%               4.0%
01/03/06               1.00             -               0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

                                      2006

                                      0.0%

                             AUL American Unit Trust
                                American Funds
                             Fundamental Investors (Class R4)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $          -      $          -                 -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $          -                 -      $         1.04
Band 100                                 -                 -                1.04
Band 75                                  -                 -                1.04
Band 50                                  -                 -                1.04
Band 25                                  -                 -                1.04
Band 0                                   -                 -                1.04
                              --------------    --------------
Total                         $          -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 10/23/06
                                                                     to 12/31/06
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                     $        -
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation
      (depreciation)                                                         -
                                                                    ------------
Increase (decrease) in net assets from operations                            -
                                                                    ------------
Contract owner transactions:
   Proceeds from units sold                                                  -
   Cost of units redeemed                                                    -
                                                                    ------------
   Increase (decrease)                                                       -
                                                                    ------------
Net increase (decrease)                                                      -
Net assets, beginning                                                        -
                                                                    ------------
Net assets, ending                                                  $        -
                                                                    ============
Units sold                                                                   -
Units redeemed                                                               -
                                                                    ------------
Net increase (decrease)                                                      -
Units outstanding, beginning                                                 -
                                                                    ------------
Units outstanding, ending                                                    -
                                                                    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $        -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                    ------------
                                                                    $        -
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                 American Funds
                             Fundamental Investors (Class R3)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.04        $    -               1.25%               3.8%
10/23/06               1.00             -               1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.04        $    -               1.00%               3.8%
10/23/06               1.00             -               1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.04        $    -               0.75%               3.9%
10/23/06               1.00             -               0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.04        $    -               0.50%               3.9%
10/23/06               1.00             -               0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.04        $    -               0.25%               4.0%
10/23/06               1.00             -               0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.04        $    -               0.00%               4.0%
10/23/06               1.00             -               0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

                                      2006

                                      0.0%

                             AUL American Unit Trust
                                 American Funds
                              Intermediate Bond (Class R3)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------

Investments                   $       35,582    $      390,264             2,636
Receivable from general account      354,831    ==============    ==============
                              --------------
Net assets                    $      390,413
                              ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $      30,856            30,202       $       1.02
Band 100                                 -                 -                1.02
Band 75                                  -                 -                1.03
Band 50                                  -                 -                1.03
Band 25                                  -                 -                1.03
Band 0                               359,557           346,747              1.03
                              --------------    --------------
Total                         $      390,413           376,949
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          248
   Mortality & expense charges                                                78
                                                                  --------------
   Net investment income (loss)                                              170
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                   46
   Realized gain distributions                                                 -
   Net change in unrealized appreciation (depreciation)                      149
                                                                  --------------
   Net gain (loss)                                                           195
                                                                  --------------
Increase (decrease) in net assets from operations                 $          365
                                                                  ==============



--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   For the period
                                                    from 1/03/06
                                                   to 12/31/2006
                                                    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $        170
   Net realized gain (loss)                                   46
   Realized gain distributions                                 -
   Net change in unrealized appreciation
      (depreciation)                                         149
                                                    ------------
Increase (decrease) in net assets from operations            365
                                                    ------------
Contract owner transactions:
   Proceeds from units sold                              390,382
   Cost of units redeemed                                   (334)
                                                    ------------
   Increase (decrease)                                   390,048
                                                    ------------
Net increase (decrease)                                  390,413
Net assets, beginning                                         -
                                                    ------------
Net assets, ending                                  $    390,413
                                                    ============
Units sold                                               377,292
Units redeemed                                              (343)
                                                    ------------
Net increase (decrease)                                  376,949
Units outstanding, beginning                                  -
                                                    ------------
Units outstanding, ending                                376,949
                                                    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    390,382
Cost of units redeemed                                                      (334)
Net investment income (loss)                                                 170
Net realized gain (loss)                                                      46
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                         149
                                                                   -------------
                                                                    $    390,413
                                                                   =============

The accompanying notes are an intregal part of the financial statements.

                             AUL American Unit Trust
                                 American Funds
                             Intermediate Bond (Class R3)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $1.02         $    31             1.25%               2.2%
01/03/06               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $1.02         $     -             1.00%               2.4%
01/03/06               1.00               -             1.00%               0.0%


                                     BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $1.03        $      -             0.75%               2.7%
01/03/06               1.00               -             0.75%               0.0%


                                     BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $1.03         $     -             0.50%               2.9%
01/03/06               1.00               -             0.50%               0.0%


                                     BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $1.03        $      -             0.25%               3.2%
01/03/06               1.00               -             0.25%               0.0%


                                     BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $1.03        $    359             0.00%               3.4%
01/03/06               1.00               -             0.00%               0.0%


--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------



                                      2006

                                      0.1%

                             AUL American Unit Trust
                                American Funds
                             Intermediate Bond Fund (Class R4)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $          -      $          -                 -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $          -                 -      $         1.01
Band 100                                 -                 -                1.01
Band 75                                  -                 -                1.01
Band 50                                  -                 -                1.01
Band 25                                  -                 -                1.01
Band 0                                   -                 -                1.01
                              --------------    --------------
Total                         $          -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 10/23/06
                                                                     to 12/31/06
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                     $        -
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation
      (depreciation)                                                         -
                                                                    ------------
Increase (decrease) in net assets from operations                            -
                                                                    ------------
Contract owner transactions:
   Proceeds from units sold                                                  -
   Cost of units redeemed                                                    -
                                                                    ------------
   Increase (decrease)                                                       -
                                                                    ------------
Net increase (decrease)                                                      -
Net assets, beginning                                                        -
                                                                    ------------
Net assets, ending                                                  $        -
                                                                    ============
Units sold                                                                   -
Units redeemed                                                               -
                                                                    ------------
Net increase (decrease)                                                      -
Units outstanding, beginning                                                 -
                                                                    ------------
Units outstanding, ending                                                    -
                                                                    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $        -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                    ------------
                                                                    $        -
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                 American Funds
                             Intermediate Bond Fund (Class R4)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.01        $    -               1.25%               1.0%
10/23/06               1.00             -               1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.01        $    -               1.00%               1.1%
10/23/06               1.00             -               1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.01        $    -               0.75%               1.1%
10/23/06               1.00             -               0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.01        $    -               0.50%               1.1%
10/23/06               1.00             -               0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.01        $    -               0.25%               1.2%
10/23/06               1.00             -               0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.01        $    -               0.00%               1.2%
10/23/06               1.00             -               0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

                                      2006

                                      0.0%

                             AUL American Unit Trust
                                 American Funds
                              The Growth Fund of America (Class R3)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------

Investments                   $    4,531,860    $   4,366,441            139,550
Payable to general account         (211,567)    ==============    ==============
                              --------------
Net assets                    $   4,320,293
                              ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                       $ 4,235,631          3,947,513       $       1.07
Band 100                            84,662             78,709               1.08
Band 75                                  -                 -                1.08
Band 50                                  -                 -                1.08
Band 25                                  -                 -                1.08
Band 0                                   -                 -                1.09
                              --------------    --------------
Total                         $    4,320,293        4,026,222
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $       22,219
   Mortality & expense charges                                             8,979
                                                                  --------------
   Net investment income (loss)                                           13,240
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  556
   Realized gain distributions                                           123,876
   Net change in unrealized appreciation (depreciation)                  165,419
                                                                  --------------
   Net gain (loss)                                                       289,851
                                                                  --------------
Increase (decrease) in net assets from operations                 $      303,091
                                                                  ==============



--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   For the period
                                                    from 1/03/06
                                                   to 12/31/2006
                                                    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     13,240
   Net realized gain (loss)                                  556
   Realized gain distributions                           123,876
   Net change in unrealized appreciation
      (depreciation)                                     165,419
                                                    ------------
Increase (decrease) in net assets from operations        303,091
                                                    ------------
Contract owner transactions:
   Proceeds from units sold                            4,477,564
   Cost of units redeemed                               (460,362)
                                                    ------------
   Increase (decrease)                                 4,017,202
                                                    ------------
Net increase (decrease)                                4,320,293
Net assets, beginning                                         -
                                                    ------------
Net assets, ending                                  $  4,320,293
                                                    ============
Units sold                                             4,513,076
Units redeemed                                          (486,854)
                                                    ------------
Net increase (decrease)                                4,026,222
Units outstanding, beginning                                  -
                                                    ------------
Units outstanding, ending                              4,026,222
                                                    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  4,477,564
Cost of units redeemed                                                  (460,362)
Net investment income (loss)                                              13,240
Net realized gain (loss)                                                     556
Realized gain distributions                                              123,876
Net change in unrealized appreciation (depreciation)                     165,419
                                                                   -------------
                                                                    $   4,320,293
                                                                   =============

The accompanying notes are an intregal part of the financial statements.

                             AUL American Unit Trust
                                 American Funds
                              The Growth Fund of America (Class R3)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $1.07         $ 4,235             1.25%               7.3%
01/03/06               1.00               -             1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $1.08         $    85             1.00%               7.6%
01/03/06               1.00               -             1.00%               0.0%


                                     BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $1.08        $      -             0.75%               7.8%
01/03/06               1.00               -             0.75%               0.0%


                                     BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $1.08         $     -             0.50%               8.1%
01/03/06               1.00               -             0.50%               0.0%


                                     BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $1.08        $      -             0.25%               8.4%
01/03/06               1.00               -             0.25%               0.0%


                                     BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06              $1.09        $      -             0.00%               8.6%
01/03/06               1.00               -             0.00%               0.0%


--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------



                                      2006

                                      1.0%

                             AUL American Unit Trust
                                 American Funds
                             The Growth Fund of America (Class R4)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $     140,206       $    145,930             3,671
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $     140,206           136,410      $        1.03
Band 100                                 -                 -                1.03
Band 75                                  -                 -                1.03
Band 50                                  -                 -                1.03
Band 25                                  -                 -                1.03
Band 0                                   -                 -                1.03
                              --------------    --------------
Total                         $   140,206              136,410
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $        961
   Mortality & expense charges                                              66
                                                                  --------------
   Net investment income (loss)                                            895
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                 (1)
   Realized gain distributions                                            3,560
   Net change in unrealized appreciation (depreciation)                  (5,724)
                                                                  -------------
   Net gain (loss)                                                       (2,165)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (1,270)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 10/23/06
                                                                     to 12/31/06
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                     $        895
   Net realized gain (loss)                                                  (1)
   Realized gain distributions                                             3,560
   Net change in unrealized appreciation
      (depreciation)                                                     ( 5,724)
                                                                    ------------
Increase (decrease) in net assets from operations                         (1,270)
                                                                    ------------
Contract owner transactions:
   Proceeds from units sold                                              141,443
   Cost of units redeemed                                                     33
                                                                    ------------
   Increase (decrease)                                                   141,476
                                                                    ------------
Net increase (decrease)                                                  140,206
Net assets, beginning                                                         -
                                                                    ------------
Net assets, ending                                                  $    140,206
                                                                    ============
Units sold                                                               136,454
Units redeemed                                                               (44)
                                                                    ------------
Net increase (decrease)                                                  136,410
Units outstanding, beginning                                                  -
                                                                    ------------
Units outstanding, ending                                                136,410
                                                                    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    141,443
Cost of units redeemed                                                        33
Net investment income (loss)                                                 895
Net realized gain (loss)                                                     (1)
Realized gain distributions                                                3,560
Net change in unrealized appreciation (depreciation)                      (5,724)
                                                                    ------------
                                                                    $    140,206
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                 American Funds
                             The Growth Fund of America (Class R4)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.03        $  140               1.25%               2.8%
10/23/06               1.00             -               1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.03        $    -               1.00%               2.8%
10/23/06               1.00             -               1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.03        $    -               0.75%               2.9%
10/23/06               1.00             -               0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.03        $    -               0.50%               2.9%
10/23/06               1.00             -               0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.03        $    -               0.25%               3.0%
10/23/06               1.00             -               0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.03        $    -               0.00%               3.0%
10/23/06               1.00             -               0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

                                      2006

                                      1.4%

                             AUL American Unit Trust
                                 First American
                             Mid Cap Value (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                                 Investments           Cost of       Mutual Fund
                                    at Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $          -      $          -                 -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $          -                 -      $         1.03
Band 100                                 -                 -                1.03
Band 75                                  -                 -                1.03
Band 50                                  -                 -                1.03
Band 25                                  -                 -                1.03
Band 0                                   -                 -                1.03
                              --------------    --------------
Total                         $          -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 For the period
                                                                from 10/23/2006
                                                                  to 12/31/2006
                                                                ---------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                 $           -
   Net realized gain (loss)                                                 -
   Realized gain distributions                                              -
   Net change in unrealized appreciation
   (depreciation)                                                           -
                                                                ---------------
Increase (decrease) in net assets from operations                           -
                                                                ---------------
Contract owner transactions:
   Proceeds from units sold                                                 -
   Cost of units redeemed                                                   -
                                                                ---------------
   Increase (decrease)                                                      -
                                                                ---------------
Net increase (decrease)                                                     -
Net assets, beginning                                                       -
                                                                ---------------
Net assets, ending                                              $           -
                                                                ===============
Units sold                                                                  -
Units redeemed                                                              -
                                                                ---------------
Net increase (decrease)                                                     -
Units outstanding, beginning                                                -
                                                                ---------------
Units outstanding, ending                                                   -
                                                                ===============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $         -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                   -------------
                                                                   $         -
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                 First American
                             Mid Cap Value (Class A)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.03      $      -               1.25%               2.7%
10/23/06               1.00             -               1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.03      $      -               1.00%               2.7%
10/23/06               1.00             -               1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.03      $      -               0.75%               2.8%
10/23/06               1.00             -               0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.03      $      -               0.50%               2.8%
10/23/06               1.00             -               0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.03      $     -                0.25%               2.9%
10/23/06               1.00            -                0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.03      $      -               0.00%               2.9%
10/23/06               1.00             -               0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

                                      2006
                                      ----
                                      0.0%

                             AUL American Unit Trust
                                 First American
                             Mid Cap Value (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                                 Investments           Cost of       Mutual Fund
                                    at Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $          -      $          -                 -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $          -                 -      $         1.03
Band 100                                 -                 -                1.03
Band 75                                  -                 -                1.03
Band 50                                  -                 -                1.03
Band 25                                  -                 -                1.03
Band 0                                   -                 -                1.03
                              --------------    --------------
Total                         $          -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 For the period
                                                                from 10/23/2006
                                                                  to 12/31/2006
                                                                ---------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                 $           -
   Net realized gain (loss)                                                 -
   Realized gain distributions                                              -
   Net change in unrealized appreciation
   (depreciation)                                                           -
                                                                ---------------
Increase (decrease) in net assets from operations                           -
                                                                ---------------
Contract owner transactions:
   Proceeds from units sold                                                 -
   Cost of units redeemed                                                   -
                                                                ---------------
   Increase (decrease)                                                      -
                                                                ---------------
Net increase (decrease)                                                     -
Net assets, beginning                                                       -
                                                                ---------------
Net assets, ending                                              $           -
                                                                ===============
Units sold                                                                  -
Units redeemed                                                              -
                                                                ---------------
Net increase (decrease)                                                     -
Units outstanding, beginning                                                -
                                                                ---------------
Units outstanding, ending                                                   -
                                                                ===============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $         -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                   -------------
                                                                   $         -
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                 First American
                             Mid Cap Value (Class R)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.03      $      -               1.25%               2.6%
10/23/06               1.00             -               1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.03      $     -                1.00%               2.7%
10/23/06               1.00            -                1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.03      $     -                0.75%              2.7%
10/23/06               1.00            -                0.75%              0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.03      $      -               0.50%               2.8%
10/23/06               1.00             -               0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.03      $      -               0.25%              2.8%
10/23/06               1.00             -               0.25%              0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.03      $      -               0.00%               2.9%
10/23/06               1.00             -               0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

                                      2006
                                      ----
                                      0.0%

                             AUL American Unit Trust
                                 First American
                            Mid Cap Growth (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                                 Investments           Cost of       Mutual Fund
                                    at Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $          -      $          -                 -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $          -                 -      $         1.02
Band 100                                 -                 -                1.03
Band 75                                  -                 -                1.03
Band 50                                  -                 -                1.03
Band 25                                  -                 -                1.03
Band 0                                   -                 -                1.03
                              --------------    --------------
Total                         $          -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 For the period
                                                                from 10/23/2006
                                                                  to 12/31/2006
                                                                ---------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                 $           -
   Net realized gain (loss)                                                 -
   Realized gain distributions                                              -
   Net change in unrealized appreciation
   (depreciation)                                                           -
                                                                ---------------
Increase (decrease) in net assets from operations                           -
                                                                ---------------
Contract owner transactions:
   Proceeds from units sold                                                 -
   Cost of units redeemed                                                   -
                                                                ---------------
   Increase (decrease)                                                      -
                                                                ---------------
Net increase (decrease)                                                     -
Net assets, beginning                                                       -
                                                                ---------------
Net assets, ending                                              $           -
                                                                ===============
Units sold                                                                  -
Units redeemed                                                              -
                                                                ---------------
Net increase (decrease)                                                     -
Units outstanding, beginning                                                -
                                                                ---------------
Units outstanding, ending                                                   -
                                                                ===============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $         -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                   -------------
                                                                   $         -
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                 First American
                            Mid Cap Growth (Class A)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.02      $      -               1.25%               2.5%
10/23/06               1.00             -               1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.03      $      -               1.00%               2.5%
10/23/06               1.00             -               1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.03      $      -               0.75%               2.6%
10/23/06               1.00             -               0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.03      $      -               0.50%               2.6%
10/23/06               1.00             -               0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.03      $      -               0.25%               2.7%
10/23/06               1.00             -               0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.03      $      -               0.00%               2.7%
10/23/06               1.00             -               0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

                                      2006
                                      ----
                                      0.0%

                             AUL American Unit Trust
                                 First American
                            Mid Cap Growth (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                                 Investments           Cost of       Mutual Fund
                                    at Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $          -      $          -                 -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $          -                 -      $         1.02
Band 100                                 -                 -                1.02
Band 75                                  -                 -                1.03
Band 50                                  -                 -                1.03
Band 25                                  -                 -                1.03
Band 0                                   -                 -                1.03
                              --------------    --------------
Total                         $          -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 For the period
                                                                from 10/23/2006
                                                                  to 12/31/2006
                                                                ---------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                 $           -
   Net realized gain (loss)                                                 -
   Realized gain distributions                                              -
   Net change in unrealized appreciation
   (depreciation)                                                           -
                                                                ---------------
Increase (decrease) in net assets from operations                           -
                                                                ---------------
Contract owner transactions:
   Proceeds from units sold                                                 -
   Cost of units redeemed                                                   -
                                                                ---------------
   Increase (decrease)                                                      -
                                                                ---------------
Net increase (decrease)                                                     -
Net assets, beginning                                                       -
                                                                ---------------
Net assets, ending                                              $           -
                                                                ===============
Units sold                                                                  -
Units redeemed                                                              -
                                                                ---------------
Net increase (decrease)                                                     -
Units outstanding, beginning                                                -
                                                                ---------------
Units outstanding, ending                                                   -
                                                                ===============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $         -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                   -------------
                                                                   $         -
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                 First American
                            Mid Cap Growth (Class R)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.02      $      -               1.25%               2.4%
10/23/06               1.00             -               1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.02      $      -               1.00%               2.5%
10/23/06               1.00             -               1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.03      $      -               0.75%               2.5%
10/23/06               1.00             -               0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.03      $      -               0.50%               2.6%
10/23/06               1.00             -               0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.03      $      -               0.25%               2.6%
10/23/06               1.00             -               0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.03      $      -               0.00%               2.7%
10/23/06               1.00             -               0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

                                      2006
                                      ----
                                      0.0%

                             AUL American Unit Trust
                                 First American
                           Small Cap Select (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                                 Investments           Cost of       Mutual Fund
                                    at Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $          -      $          -                 -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $          -                 -      $         1.03
Band 100                                 -                 -                1.03
Band 75                                  -                 -                1.03
Band 50                                  -                 -                1.04
Band 25                                  -                 -                1.04
Band 0                                   -                 -                1.04
                              --------------    --------------
Total                         $          -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 For the period
                                                                from 10/23/2006
                                                                  to 12/31/2006
                                                                ---------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                 $           -
   Net realized gain (loss)                                                 -
   Realized gain distributions                                              -
   Net change in unrealized appreciation
   (depreciation)                                                           -
                                                                ---------------
Increase (decrease) in net assets from operations                           -
                                                                ---------------
Contract owner transactions:
   Proceeds from units sold                                                 -
   Cost of units redeemed                                                   -
                                                                ---------------
   Increase (decrease)                                                      -
                                                                ---------------
Net increase (decrease)                                                     -
Net assets, beginning                                                       -
                                                                ---------------
Net assets, ending                                              $           -
                                                                ===============
Units sold                                                                  -
Units redeemed                                                              -
                                                                ---------------
Net increase (decrease)                                                     -
Units outstanding, beginning                                                -
                                                                ---------------
Units outstanding, ending                                                   -
                                                                ===============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $         -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                   -------------
                                                                   $         -
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                 First American
                           Small Cap Select (Class A)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.03      $      -               1.25%               3.4%
10/23/06               1.00             -               1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.03      $      -               1.00%               3.4%
10/23/06               1.00             -               1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.03      $      -               0.75%               3.5%
10/23/06               1.00             -               0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04      $      -               0.50%               3.5%
10/23/06               1.00             -               0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04      $      -               0.25%               3.6%
10/23/06               1.00             -               0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04      $      -               0.00%               3.6%
10/23/06               1.00             -               0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

                                      2006
                                      ----
                                      0.0%

                             AUL American Unit Trust
                                 First American
                           Small Cap Select (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                                 Investments           Cost of       Mutual Fund
                                    at Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $          -      $          -                 -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $          -                 -      $         1.03
Band 100                                 -                 -                1.03
Band 75                                  -                 -                1.03
Band 50                                  -                 -                1.03
Band 25                                  -                 -                1.04
Band 0                                   -                 -                1.04
                              --------------    --------------
Total                         $          -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 For the period
                                                                from 10/23/2006
                                                                  to 12/31/2006
                                                                ---------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                 $           -
   Net realized gain (loss)                                                 -
   Realized gain distributions                                              -
   Net change in unrealized appreciation
   (depreciation)                                                           -
                                                                ---------------
Increase (decrease) in net assets from operations                           -
                                                                ---------------
Contract owner transactions:
   Proceeds from units sold                                                 -
   Cost of units redeemed                                                   -
                                                                ---------------
   Increase (decrease)                                                      -
                                                                ---------------
Net increase (decrease)                                                     -
Net assets, beginning                                                       -
                                                                ---------------
Net assets, ending                                              $           -
                                                                ===============
Units sold                                                                  -
Units redeemed                                                              -
                                                                ---------------
Net increase (decrease)                                                     -
Units outstanding, beginning                                                -
                                                                ---------------
Units outstanding, ending                                                   -
                                                                ===============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $         -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                   -------------
                                                                   $         -
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                 First American
                           Small Cap Select (Class R)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.03      $      -               1.25%               3.3%
10/23/06               1.00             -               1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.03      $      -               1.00%               3.4%
10/23/06               1.00             -               1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.03      $      -               0.75%               3.4%
10/23/06               1.00             -               0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.03      $      -               0.50%               3.5%
10/23/06               1.00             -               0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04      $      -               0.25%               3.5%
10/23/06               1.00             -               0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.04      $      -               0.00%               3.6%
10/23/06               1.00             -               0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

                                      2006
                                      ----
                                      0.0%

                             AUL American Unit Trust
                                 First American
                            Small Cap Value (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                                 Investments           Cost of       Mutual Fund
                                    at Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $          -      $          -                 -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $          -                 -      $         1.03
Band 100                                 -                 -                1.03
Band 75                                  -                 -                1.03
Band 50                                  -                 -                1.03
Band 25                                  -                 -                1.03
Band 0                                   -                 -                1.03
                              --------------    --------------
Total                         $          -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 For the period
                                                                  from 10/23/06
                                                                    to 12/31/06
                                                                ---------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                 $           -
   Net realized gain (loss)                                                 -
   Realized gain distributions                                              -
   Net change in unrealized appreciation
   (depreciation)                                                           -
                                                                ---------------
Increase (decrease) in net assets from operations                           -
                                                                ---------------
Contract owner transactions:
   Proceeds from units sold                                                 -
   Cost of units redeemed                                                   -
                                                                ---------------
   Increase (decrease)                                                      -
                                                                ---------------
Net increase (decrease)                                                     -
Net assets, beginning                                                       -
                                                                ---------------
Net assets, ending                                              $           -
                                                                ===============
Units sold                                                                  -
Units redeemed                                                              -
                                                                ---------------
Net increase (decrease)                                                     -
Units outstanding, beginning                                                -
                                                                ---------------
Units outstanding, ending                                                   -
                                                                ===============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $         -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                   -------------
                                                                   $         -
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                 First American
                            Small Cap Value (Class A)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.03      $      -               1.25%               3.0%
10/23/06               1.00             -               1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.03      $      -               1.00%               3.0%
10/23/06               1.00             -               1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.03      $      -               0.75%               3.0%
10/23/06               1.00             -               0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.03      $      -               0.50%               3.0%
10/23/06               1.00             -               0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.03      $      -               0.25%               3.0%
10/23/06               1.00             -               0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.03      $      -               0.00%               3.0%
10/23/06               1.00             -               0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

                                      2006
                                      ----
                                      0.0%

                             AUL American Unit Trust
                                 First American
                            Small Cap Value (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                                 Investments           Cost of       Mutual Fund
                                    at Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $          -      $          -                 -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $          -                 -      $         1.03
Band 100                                 -                 -                1.03
Band 75                                  -                 -                1.03
Band 50                                  -                 -                1.03
Band 25                                  -                 -                1.03
Band 0                                   -                 -                1.03
                              --------------    --------------
Total                         $          -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 For the period
                                                                  from 10/23/06
                                                                    to 12/31/06
                                                                ---------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                 $           -
   Net realized gain (loss)                                                 -
   Realized gain distributions                                              -
   Net change in unrealized appreciation
   (depreciation)                                                           -
                                                                ---------------
Increase (decrease) in net assets from operations                           -
                                                                ---------------
Contract owner transactions:
   Proceeds from units sold                                                 -
   Cost of units redeemed                                                   -
                                                                ---------------
   Increase (decrease)                                                      -
                                                                ---------------
Net increase (decrease)                                                     -
Net assets, beginning                                                       -
                                                                ---------------
Net assets, ending                                              $           -
                                                                ===============
Units sold                                                                  -
Units redeemed                                                              -
                                                                ---------------
Net increase (decrease)                                                     -
Units outstanding, beginning                                                -
                                                                ---------------
Units outstanding, ending                                                   -
                                                                ===============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $         -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                   -------------
                                                                   $         -
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                 First American
                            Small Cap Value (Class R)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.03      $      -               1.25%               2.8%
10/23/06               1.00             -               1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.03      $      -               1.00%               2.8%
10/23/06               1.00             -               1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.03      $      -               0.75%               2.9%
10/23/06               1.00             -               0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.03      $      -               0.50%               2.9%
10/23/06               1.00             -               0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.03      $      -               0.25%               3.0%
10/23/06               1.00             -               0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.03      $      -               0.00%               3.0%
10/23/06               1.00             -               0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

                                      2006
                                      ----
                                      0.0%

                             AUL American Unit Trust
                                 First American
                      Strategy Growth Allocation (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                                 Investments           Cost of       Mutual Fund
                                    at Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $          -      $          -                 -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $          -                 -      $         1.02
Band 100                                 -                 -                1.02
Band 75                                  -                 -                1.02
Band 50                                  -                 -                1.03
Band 25                                  -                 -                1.03
Band 0                                   -                 -                1.03
                              --------------    --------------
Total                         $          -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 For the period
                                                                  from 10/23/06
                                                                    to 12/31/06
                                                                ---------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                 $           -
   Net realized gain (loss)                                                 -
   Realized gain distributions                                              -
   Net change in unrealized appreciation
   (depreciation)                                                           -
                                                                ---------------
Increase (decrease) in net assets from operations                           -
                                                                ---------------
Contract owner transactions:
   Proceeds from units sold                                                 -
   Cost of units redeemed                                                   -
                                                                ---------------
   Increase (decrease)                                                      -
                                                                ---------------
Net increase (decrease)                                                     -
Net assets, beginning                                                       -
                                                                ---------------
Net assets, ending                                              $           -
                                                                ===============
Units sold                                                                  -
Units redeemed                                                              -
                                                                ---------------
Net increase (decrease)                                                     -
Units outstanding, beginning                                                -
                                                                ---------------
Units outstanding, ending                                                   -
                                                                ===============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $         -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                   -------------
                                                                   $         -
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                 First American
                      Strategy Growth Allocation (Class A)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.02      $      -               1.25%               2.4%
10/23/06               1.00             -               1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.02      $      -               1.00%               2.4%
10/23/06               1.00             -               1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.02      $      -               0.75%               2.5%
10/23/06               1.00             -               0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.03      $      -               0.50%               2.5%
10/23/06               1.00             -               0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.03      $      -               0.25%               2.6%
10/23/06               1.00             -               0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.03      $      -               0.00%               2.6%
10/23/06               1.00             -               0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

                                      2006
                                      ----
                                      0.0%

                             AUL American Unit Trust
                                 First American
                      Strategy Growth Allocation (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                                 Investments           Cost of       Mutual Fund
                                    at Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $          -      $          -                 -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $          -                 -      $         1.02
Band 100                                 -                 -                1.02
Band 75                                  -                 -                1.03
Band 50                                  -                 -                1.03
Band 25                                  -                 -                1.03
Band 0                                   -                 -                1.03
                              --------------    --------------
Total                         $          -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 For the period
                                                                  from 10/23/06
                                                                    to 12/31/06
                                                                ---------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                 $           -
   Net realized gain (loss)                                                 -
   Realized gain distributions                                              -
   Net change in unrealized appreciation
   (depreciation)                                                           -
                                                                ---------------
Increase (decrease) in net assets from operations                           -
                                                                ---------------
Contract owner transactions:
   Proceeds from units sold                                                 -
   Cost of units redeemed                                                   -
                                                                ---------------
   Increase (decrease)                                                      -
                                                                ---------------
Net increase (decrease)                                                     -
Net assets, beginning                                                       -
                                                                ---------------
Net assets, ending                                              $           -
                                                                ===============
Units sold                                                                  -
Units redeemed                                                              -
                                                                ---------------
Net increase (decrease)                                                     -
Units outstanding, beginning                                                -
                                                                ---------------
Units outstanding, ending                                                   -
                                                                ===============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                           $         -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                   -------------
                                                                   $         -
                                                                   =============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                 First American
                      Strategy Growth Allocation (Class R)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.02      $      -               1.25%               2.4%
10/23/06               1.00             -               1.25%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.02      $      -               1.00%               2.5%
10/23/06               1.00             -               1.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.03      $      -               0.75%               2.5%
10/23/06               1.00             -               0.75%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.03      $      -               0.50%               2.6%
10/23/06               1.00             -               0.50%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.03      $      -               0.25%               2.6%
10/23/06               1.00             -               0.25%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06         $     1.03      $      -               0.00%               2.7%
10/23/06               1.00             -               0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

                                      2006
                                      ----
                                      0.0%

                             AUL American Unit Trust
                                  Goldman Sachs
                        Strategic Growth (Institutional)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $          -      $          -      $          -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $          -                 -      $         1.04
Band 100                                 -                 -                1.04
Band 75                                  -                 -                1.04
Band 50                                  -                 -                1.04
Band 25                                  -                 -                1.05
Band 0                                   -                 -                1.05
                              --------------    --------------
Total                         $          -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 10/23/06
                                                                     to 12/31/06
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $          -
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation
      (depreciation)                                                         -
                                                                  --------------
Increase (decrease) in net assets from operations                            -
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                                  -
   Cost of units redeemed                                                    -
                                                                  --------------
   Increase (decrease)                                                       -
                                                                  --------------
Net increase (decrease)                                                      -
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $          -
                                                                  ==============
Units sold                                                                   -
Units redeemed                                                               -
                                                                  --------------
Net increase (decrease)                                                      -
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                                    -
                                                                  ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $        -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                    ------------
                                                                    $        -
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                  Goldman Sachs
                        Strategic Growth (Institutional)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.04        $    -               1.25%               4.3%
10/23/06               1.00             -               0.00%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.04        $    -               1.00%               4.4%
10/23/06               1.00             -               0.00%               0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.04        $    -               0.75%               4.4%
10/23/06               1.00             -               0.00%               0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.04        $    -               0.50%               4.5%
10/23/06               1.00             -               0.00%               0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.05        $    -               0.25%               4.5%
10/23/06               1.00             -               0.00%               0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.05        $    -               0.00%               4.5%
10/23/06               1.00             -               0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

                                      2006
                                      ----
                                      0.0%

                             AUL American Unit Trust
                                  Goldman Sachs
                           Strategic Growth (Service)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $          -      $          -      $          -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $          -                 -      $         1.04
Band 100                                 -                 -                1.04
Band 75                                  -                 -                1.04
Band 50                                  -                 -                1.04
Band 25                                  -                 -                1.04
Band 0                                   -                 -                1.04
                              --------------    --------------
Total                         $          -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 10/23/06
                                                                     to 12/31/06
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $          -
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation
      (depreciation)                                                         -
                                                                  --------------
Increase (decrease) in net assets from operations                            -
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                                  -
   Cost of units redeemed                                                    -
                                                                  --------------
   Increase (decrease)                                                       -
                                                                  --------------
Net increase (decrease)                                                      -
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $          -
                                                                  ==============
Units sold                                                                   -
Units redeemed                                                               -
                                                                  --------------
Net increase (decrease)                                                      -
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                                    -
                                                                  ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $        -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                    ------------
                                                                    $        -
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                  Goldman Sachs
                           Strategic Growth (Service)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.04        $    -               1.25%               4.2%
10/23/06               1.00             -               0.00%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.04        $    -               1.00%               4.3%
10/23/06               1.00             -               0.00%               0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.04        $    -               0.75%               4.3%
10/23/06               1.00             -               0.00%               0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.04        $    -               0.50%               4.4%
10/23/06               1.00             -               0.00%               0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.04        $    -               0.25%               4.4%
10/23/06               1.00             -               0.00%               0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.04        $    -               0.00%               4.5%
10/23/06               1.00             -               0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

                                      2006
                                      ----
                                      0.0%

                             AUL American Unit Trust
                                  Goldman Sachs
                          Mid Cap Value (Institutional)
--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $          -      $          -      $          -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $          -                 -      $         1.04
Band 100                                 -                 -                1.04
Band 75                                  -                 -                1.04
Band 50                                  -                 -                1.04
Band 25                                  -                 -                1.04
Band 0                                   -                 -                1.04
                              --------------    --------------
Total                         $          -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 10/23/06
                                                                     to 12/31/06
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $          -
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation
      (depreciation)                                                         -
                                                                  --------------
Increase (decrease) in net assets from operations                            -
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                                  -
   Cost of units redeemed                                                    -
                                                                  --------------
   Increase (decrease)                                                       -
                                                                  --------------
Net increase (decrease)                                                      -
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $          -
                                                                  ==============
Units sold                                                                   -
Units redeemed                                                               -
                                                                  --------------
Net increase (decrease)                                                      -
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                                    -
                                                                  ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $        -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                    ------------
                                                                    $        -
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                  Goldman Sachs
                          Mid Cap Value (Institutional)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.04        $    -               1.25%               4.0%
10/23/06               1.00             -               0.00%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.04        $    -               1.00%               4.1%
10/23/06               1.00             -               0.00%               0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.04        $    -               0.75%               4.1%
10/23/06               1.00             -               0.00%               0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.04        $    -               0.50%               4.2%
10/23/06               1.00             -               0.00%               0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.04        $    -               0.25%               4.2%
10/23/06               1.00             -               0.00%               0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.04        $    -               0.00%               4.3%
10/23/06               1.00             -               0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

                                      2006
                                      ----
                                      0.0%

                             AUL American Unit Trust
                                  Goldman Sachs
                             Mid Cap Value (Service)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $          -      $          -      $          -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $          -                 -      $         1.04
Band 100                                 -                 -                1.04
Band 75                                  -                 -                1.04
Band 50                                  -                 -                1.04
Band 25                                  -                 -                1.04
Band 0                                   -                 -                1.04
                              --------------    --------------
Total                         $          -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 10/23/06
                                                                     to 12/31/06
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $          -
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation
      (depreciation)                                                         -
                                                                  --------------
Increase (decrease) in net assets from operations                            -
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                                  -
   Cost of units redeemed                                                    -
                                                                  --------------
   Increase (decrease)                                                       -
                                                                  --------------
Net increase (decrease)                                                      -
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $          -
                                                                  ==============
Units sold                                                                   -
Units redeemed                                                               -
                                                                  --------------
Net increase (decrease)                                                      -
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                                    -
                                                                  ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $        -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                    ------------
                                                                    $        -
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                  Goldman Sachs
                             Mid Cap Value (Service)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.04        $    -               1.25%               3.9%
10/23/06               1.00             -               0.00%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.04        $    -               1.00%               3.9%
10/23/06               1.00             -               0.00%               0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.04        $    -               0.75%               4.0%
10/23/06               1.00             -               0.00%               0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.04        $    -               0.50%               4.0%
10/23/06               1.00             -               0.00%               0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.04        $    -               0.25%               4.1%
10/23/06               1.00             -               0.00%               0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.04        $    -               0.00%               4.1%
10/23/06               1.00             -               0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

                                      2006
                                      ----
                                      0.0%

                             AUL American Unit Trust
                                  Goldman Sachs
                         Small Cap Value (Institutional)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $          -      $          -      $          -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $          -                 -      $         1.03
Band 100                                 -                 -                1.03
Band 75                                  -                 -                1.03
Band 50                                  -                 -                1.03
Band 25                                  -                 -                1.03
Band 0                                   -                 -                1.03
                              --------------    --------------
Total                         $          -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 10/23/06
                                                                     to 12/31/06
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $          -
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation
      (depreciation)                                                         -
                                                                  --------------
Increase (decrease) in net assets from operations                            -
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                                  -
   Cost of units redeemed                                                    -
                                                                  --------------
   Increase (decrease)                                                       -
                                                                  --------------
Net increase (decrease)                                                      -
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $          -
                                                                  ==============
Units sold                                                                   -
Units redeemed                                                               -
                                                                  --------------
Net increase (decrease)                                                      -
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                                    -
                                                                  ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $        -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                    ------------
                                                                    $        -
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                  Goldman Sachs
                         Small Cap Value (Institutional)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.03        $    -               1.25%               3.2%
10/23/06               1.00             -               0.00%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.03        $    -               1.00%               3.2%
10/23/06               1.00             -               0.00%               0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.03        $    -               0.75%               3.2%
10/23/06               1.00             -               0.00%               0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.03        $    -               0.50%               3.3%
10/23/06               1.00             -               0.00%               0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.03        $    -               0.25%               3.3%
10/23/06               1.00             -               0.00%               0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.03        $    -               0.00%               3.4%
10/23/06               1.00             -               0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

                                      2006
                                      ----
                                      0.0%

                             AUL American Unit Trust
                                  Goldman Sachs
                            Small Cap Value (Service)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $          -      $          -      $          -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $          -                 -      $         1.03
Band 100                                 -                 -                1.03
Band 75                                  -                 -                1.03
Band 50                                  -                 -                1.03
Band 25                                  -                 -                1.03
Band 0                                   -                 -                1.03
                              --------------    --------------
Total                         $          -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 10/23/06
                                                                     to 12/31/06
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $          -
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation
      (depreciation)                                                         -
                                                                  --------------
Increase (decrease) in net assets from operations                            -
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                                  -
   Cost of units redeemed                                                    -
                                                                  --------------
   Increase (decrease)                                                       -
                                                                  --------------
Net increase (decrease)                                                      -
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $          -
                                                                  ==============
Units sold                                                                   -
Units redeemed                                                               -
                                                                  --------------
Net increase (decrease)                                                      -
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                                    -
                                                                  ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $        -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                    ------------
                                                                    $        -
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                  Goldman Sachs
                            Small Cap Value (Service)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.03        $    -               1.25%               3.0%
10/23/06               1.00             -               0.00%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.03        $    -               1.00%               3.1%
10/23/06               1.00             -               0.00%               0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.03        $    -               0.75%               3.1%
10/23/06               1.00             -               0.00%               0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.03        $    -               0.50%               3.2%
10/23/06               1.00             -               0.00%               0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.03        $    -               0.25%               3.2%
10/23/06               1.00             -               0.00%               0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.03        $    -               0.00%               3.3%
10/23/06               1.00             -               0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

                                      2006
                                      ----
                                      0.0%

                             AUL American Unit Trust
                                  Goldman Sachs
                              Tollkeeper (Class I)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $          -      $          -      $          -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $          -                 -      $         1.06
Band 100                                 -                 -                1.06
Band 75                                  -                 -                1.06
Band 50                                  -                 -                1.06
Band 25                                  -                 -                1.06
Band 0                                   -                 -                1.06
                              --------------    --------------
Total                         $          -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 10/23/06
                                                                     to 12/31/06
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $          -
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation
      (depreciation)                                                         -
                                                                  --------------
Increase (decrease) in net assets from operations                            -
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                                  -
   Cost of units redeemed                                                    -
                                                                  --------------
   Increase (decrease)                                                       -
                                                                  --------------
Net increase (decrease)                                                      -
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $          -
                                                                  ==============
Units sold                                                                   -
Units redeemed                                                               -
                                                                  --------------
Net increase (decrease)                                                      -
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                                    -
                                                                  ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $        -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                    ------------
                                                                    $        -
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                  Goldman Sachs
                              Tollkeeper (Class I)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.06        $    -               1.25%               5.8%
10/23/06               1.00             -               0.00%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.06        $    -               1.00%               5.8%
10/23/06               1.00             -               0.00%               0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.06        $    -               0.75%               5.9%
10/23/06               1.00             -               0.00%               0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.06        $    -               0.50%               5.9%
10/23/06               1.00             -               0.00%               0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.06        $    -               0.25%               6.0%
10/23/06               1.00             -               0.00%               0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.06        $    -               0.00%               6.0%
10/23/06               1.00             -               0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

                                      2006
                                      ----
                                      0.0%

                             AUL American Unit Trust
                                  Goldman Sachs
                              Tollkeeper (Class S)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $          -      $          -      $          -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $          -                 -      $         1.06
Band 100                                 -                 -                1.06
Band 75                                  -                 -                1.06
Band 50                                  -                 -                1.06
Band 25                                  -                 -                1.06
Band 0                                   -                 -                1.06
                              --------------    --------------
Total                         $          -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 10/23/06
                                                                     to 12/31/06
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $          -
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation
      (depreciation)                                                         -
                                                                  --------------
Increase (decrease) in net assets from operations                            -
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                                  -
   Cost of units redeemed                                                    -
                                                                  --------------
   Increase (decrease)                                                       -
                                                                  --------------
Net increase (decrease)                                                      -
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $          -
                                                                  ==============
Units sold                                                                   -
Units redeemed                                                               -
                                                                  --------------
Net increase (decrease)                                                      -
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                                    -
                                                                  ==============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $        -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                    ------------
                                                                    $        -
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                  Goldman Sachs
                              Tollkeeper (Class S)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.06        $    -               1.25%               5.6%
10/23/06               1.00             -               0.00%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.06        $    -               1.00%               5.7%
10/23/06               1.00             -               0.00%               0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.06        $    -               0.75%               5.7%
10/23/06               1.00             -               0.00%               0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.06        $    -               0.50%               5.8%
10/23/06               1.00             -               0.00%               0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.06        $    -               0.25%               5.8%
10/23/06               1.00             -               0.00%               0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.06        $    -               0.00%               5.9%
10/23/06               1.00             -               0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

                                      2006
                                      ----
                                      0.0%

                             AUL American Unit Trust
                                Manning & Napier
                       Pro-Blend Conservative Term Series

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $          -      $          -                 -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $          -                 -      $         1.02
Band 100                                 -                 -                1.02
Band 75                                  -                 -                1.02
Band 50                                  -                 -                1.02
Band 25                                  -                 -                1.02
Band 0                                   -                 -                1.02
                              --------------    --------------
Total                         $          -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 10/23/06
                                                                     to 12/31/06
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                     $        -
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation
      (depreciation)                                                         -
                                                                    ------------
Increase (decrease) in net assets from operations                            -
                                                                    ------------
Contract owner transactions:
   Proceeds from units sold                                                  -
   Cost of units redeemed                                                    -
                                                                    ------------
   Increase (decrease)                                                       -
                                                                    ------------
Net increase (decrease)                                                      -
Net assets, beginning                                                        -
                                                                    ------------
Net assets, ending                                                  $        -
                                                                    ============
Units sold                                                                   -
Units redeemed                                                               -
                                                                    ------------
Net increase (decrease)                                                      -
Units outstanding, beginning                                                 -
                                                                    ------------
Units outstanding, ending                                                    -
                                                                    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $        -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                    ------------
                                                                    $        -
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                Manning & Napier
                       Pro-Blend Conservative Term Series

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.02        $    -               1.25%               2.0%
10/23/06               1.00             -               0.00%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.02        $    -               1.00%               2.0%
10/23/06               1.00             -               0.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.02        $    -               0.75%               2.0%
10/23/06               1.00             -               0.00%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.02        $    -               0.50%               2.1%
10/23/06               1.00             -               0.00%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.02        $    -               0.25%               2.1%
10/23/06               1.00             -               0.00%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.02        $    -               0.00%               2.2%
10/23/06               1.00             -               0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

                                      2006
                                      ----
                                      0.0%

                             AUL American Unit Trust
                                Manning & Napier
                         Pro-Blend Extended Term Series

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $          -      $          -                 -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $          -                 -      $         1.03
Band 100                                 -                 -                1.03
Band 75                                  -                 -                1.03
Band 50                                  -                 -                1.04
Band 25                                  -                 -                1.04
Band 0                                   -                 -                1.04
                              --------------    --------------
Total                         $          -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------

                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 10/23/06
                                                                     to 12/31/06
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                     $        -
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation
      (depreciation)                                                         -
                                                                    ------------
Increase (decrease) in net assets from operations                            -
                                                                    ------------
Contract owner transactions:
   Proceeds from units sold                                                  -
   Cost of units redeemed                                                    -
                                                                    ------------
   Increase (decrease)                                                       -
                                                                    ------------
Net increase (decrease)                                                      -
Net assets, beginning                                                        -
                                                                    ------------
Net assets, ending                                                  $        -
                                                                    ============
Units sold                                                                   -
Units redeemed                                                               -
                                                                    ------------
Net increase (decrease)                                                      -
Units outstanding, beginning                                                 -
                                                                    ------------
Units outstanding, ending                                                    -
                                                                    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $        -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                    ------------
                                                                    $        -
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                Manning & Napier
                         Pro-Blend Extended Term Series

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.03        $    -               1.25%               3.4%
10/23/06               1.00             -               0.00%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.03        $    -               1.00%               3.4%
10/23/06               1.00             -               0.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.03        $    -               0.75%               3.5%
10/23/06               1.00             -               0.00%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.04        $    -               0.50%               3.5%
10/23/06               1.00             -               0.00%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.04        $    -               0.25%               3.6%
10/23/06               1.00             -               0.00%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.04        $    -               0.00%               3.6%
10/23/06               1.00             -               0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

                                      2006
                                      ----
                                      0.0%

                             AUL American Unit Trust
                                Manning & Napier
                          Pro-Blend Maximum Term Series

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $          -      $          -                 -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $          -                 -      $         1.04
Band 100                                 -                 -                1.04
Band 75                                  -                 -                1.04
Band 50                                  -                 -                1.04
Band 25                                  -                 -                1.04
Band 0                                   -                 -                1.04
                              --------------    --------------
Total                         $          -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------

                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 10/23/06
                                                                     to 12/31/06
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                     $        -
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation
      (depreciation)                                                         -
                                                                    ------------
Increase (decrease) in net assets from operations                            -
                                                                    ------------
Contract owner transactions:
   Proceeds from units sold                                                  -
   Cost of units redeemed                                                    -
                                                                    ------------
   Increase (decrease)                                                       -
                                                                    ------------
Net increase (decrease)                                                      -
Net assets, beginning                                                        -
                                                                    ------------
Net assets, ending                                                  $        -
                                                                    ============
Units sold                                                                   -
Units redeemed                                                               -
                                                                    ------------
Net increase (decrease)                                                      -
Units outstanding, beginning                                                 -
                                                                    ------------
Units outstanding, ending                                                    -
                                                                    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $        -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                    ------------
                                                                    $        -
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                Manning & Napier
                          Pro-Blend Maximum Term Series

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.04        $    -               1.25%               4.0%
10/23/06               1.00             -               0.00%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.04        $    -               1.00%               4.1%
10/23/06               1.00             -               0.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.04        $    -               0.75%               4.1%
10/23/06               1.00             -               0.00%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.04        $    -               0.50%               4.1%
10/23/06               1.00             -               0.00%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.04        $    -               0.25%               4.2%
10/23/06               1.00             -               0.00%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.04        $    -               0.00%               4.2%
10/23/06               1.00             -               0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

                                      2006
                                      ----
                                      0.0%

                             AUL American Unit Trust
                                Manning & Napier
                         Pro-Blend Moderate Term Series

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                December 31, 2006

                              Investments at           Cost of       Mutual Fund
                                       Value       Investments            Shares
                              --------------    --------------    --------------
Net assets                    $          -      $          -                 -
                              ==============    ==============    ==============

                                                         Units      Accumulation
                                  Net Assets       Outstanding        Unit Value
                              --------------    --------------    --------------
Band 125                      $          -                 -      $         1.03
Band 100                                 -                 -                1.03
Band 75                                  -                 -                1.03
Band 50                                  -                 -                1.03
Band 25                                  -                 -                1.03
Band 0                                   -                 -                1.03
                              --------------    --------------
Total                         $          -                 -
                              ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                      For the year ended December 31, 2006

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------

                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 10/23/06
                                                                     to 12/31/06
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                     $        -
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation
      (depreciation)                                                         -
                                                                    ------------
Increase (decrease) in net assets from operations                            -
                                                                    ------------
Contract owner transactions:
   Proceeds from units sold                                                  -
   Cost of units redeemed                                                    -
                                                                    ------------
   Increase (decrease)                                                       -
                                                                    ------------
Net increase (decrease)                                                      -
Net assets, beginning                                                        -
                                                                    ------------
Net assets, ending                                                  $        -
                                                                    ============
Units sold                                                                   -
Units redeemed                                                               -
                                                                    ------------
Net increase (decrease)                                                      -
Units outstanding, beginning                                                 -
                                                                    ------------
Units outstanding, ending                                                    -
                                                                    ============

--------------------------------------------------------------------------------
                  Accumulative Net Assets at December 31, 2006
--------------------------------------------------------------------------------

Proceeds from units sold                                            $        -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                    ------------
                                                                    $        -
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                                Manning & Napier
                         Pro-Blend Moderate Term Series

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.03        $    -               1.25%               2.9%
10/23/06               1.00             -               0.00%               0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.03        $    -               1.00%               3.0%
10/23/06               1.00             -               0.00%               0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.03        $    -               0.75%               3.0%
10/23/06               1.00             -               0.00%               0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.03        $    -               0.50%               3.1%
10/23/06               1.00             -               0.00%               0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.03        $    -               0.25%               3.1%
10/23/06               1.00             -               0.00%               0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                                                 Expense as a
                                 Net Assets      % of Average
                 Unit Value          (000s)        Net Assets       Total Return
                 ---------------------------------------------------------------
12/31/06            $  1.03        $    -               0.00%               3.2%
10/23/06               1.00             -               0.00%               0.0%

--------------------------------------------------------------------------------
Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

                                      2006
                                      ----
                                      0.0%

                            AUL American Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The AUL American Unit Trust (Variable Account) was established by American United Life Insurance Company (AUL) on August 17, 1989, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account is a segregated investment account of AUL and invests exclusively in shares of mutual portfolios offered by:

------------------------------------------------------------------------------
Mutual Funds                                                Referred to as
------------------------------------------------------------------------------
OneAmerica Funds, Inc.                                     OneAmerica Funds
------------------------------------------------------------------------------
Fidelity(R) Advisor Funds
Fidelity(R) Variable Insurance Products Fund                   Fidelity
------------------------------------------------------------------------------
American Century(R) Capital Portfolios, Inc.
American Century(R) Ginnie Mae Fund
American Century(R) Mutual Funds, Inc.
American Century(R) Quantitative Equity Funds, Inc.       American Century
American Century(R) Strategic Asset Allocations, Inc.
American Century(R) Variable Portfolios, Inc.
American Century(R) World Mutual Funds, Inc.
------------------------------------------------------------------------------
Alger American Funds                                            Alger
------------------------------------------------------------------------------
Calvert Income Fund
Calvert New Vision Small Cap Fund                              Calvert
Calvert Social Investment Fund
Calvert Variable Series, Inc.
------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Fund, Inc.
T. Rowe Price Equity Income Fund
T. Rowe Price Growth Stock, Inc.
T. Rowe Price International Funds, Inc.                     T. Rowe Price
T. Rowe Price Mid Cap Value Fund, Inc.
T. Rowe Price Mid-Cap Growth Fund, Inc.
------------------------------------------------------------------------------
Old Mutual Insurance Series Funds, Inc.
Old Mutual Funds, Inc.                                       Old Mutual
------------------------------------------------------------------------------
Janus Aspen Series
Janus Advisor Series                                           Janus
------------------------------------------------------------------------------
Pioneer Bond Fund
Pioneer Fund
Pioneer High Yield
Pioneer Mid-Cap Value
Pioneer Oak Ridge Large Cap Growth                            Pioneer
Pioneer Papp Small and Mid Cap Growth
Pioneer Small Cap Value
Pioneer Variable Life Contracts Trust
------------------------------------------------------------------------------

                             AUL American Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

------------------------------------------------------------------------------
State Street Institutional Investment Trust                   State Street
------------------------------------------------------------------------------
AIM Growth Series
AIM Sector Funds, Inc.                                            AIM
------------------------------------------------------------------------------
Vanguard Explorer Fund, Inc.
Vanguard Fixed Income Securities Funds                          Vanguard
------------------------------------------------------------------------------
Ariel Mutual Funds, Inc.                                         Ariel
------------------------------------------------------------------------------
MFS(R) International New Discovery Fund
MFS(R) Mid Cap Growth Fund
MFS(R) Strategic Value Fund                                       MFS
MFS(R) Value Fund
------------------------------------------------------------------------------
Pacific Investment Management Series                             PIMCO
------------------------------------------------------------------------------
Allianz Funds                                                   Allianz
------------------------------------------------------------------------------
Neuberger Berman LLC                                       Neuberger Berman
------------------------------------------------------------------------------
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Strategic Series                                    Franklin and
Templeton Foreign Fund                                         Templeton
Templeton Growth Fund
------------------------------------------------------------------------------
Russell Funds, LifePoint Funds                               Frank Russell
------------------------------------------------------------------------------
American Funds                                               American Funds
------------------------------------------------------------------------------
Fifth Third Funds                                             Fifth Third
------------------------------------------------------------------------------
Dreyfus Growth and Value Funds, Inc.                            Dreyfus
------------------------------------------------------------------------------
Lord Abbett Developing Growth, Inc.
Lord Abbett Research Fund, Inc.
Lord Abbett Mid-Cap Value, Inc.                               Lord Abbett
Lord Abbett Blend Trust
------------------------------------------------------------------------------
Thornburg Investment Trust                                     Thornburg
------------------------------------------------------------------------------
Oppenheimer Funds                                             Oppenheimer
------------------------------------------------------------------------------
AllianceBernstein(SM) International Growth Funds           AllianceBernstein
------------------------------------------------------------------------------
AllianceBernstein Value Funds                              AllianceBernstein
------------------------------------------------------------------------------
AllianceBernstein Growth Funds                             AllianceBernstein
------------------------------------------------------------------------------

REORGANIZATION

On September 22, 2003, the Board of Managers of AUL Pooled Equity Fund B (Fund
B) and the Board of Directors of OneAmerica Funds, Inc. approved a Reorganization Plan (Plan) of Fund B. The Participants of Fund B also approved the Plan. The Plan provided for a transfer of all assets and liabilities of Fund B (adjusted for liabilities relating to insurance charges) to purchase Class O shares of the OneAmerica Value Subaccount (Value Subaccount). Immediately after the reorganization, interest in the Value Subaccount had a value identical to the value of the Participants' interests in Fund immediately before the reorganization. Obligations under variable annuity contracts ("Contracts") issued by AUL and formerly supported by the assets of Fund

                             AUL American Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    B are supported by the assets of the Band S Value Subaccount after the reorganization.

    BANDED ACCUMULATION UNIT VALUES AND UNITS OUTSTANDING

    Banded accumulation unit values and units outstanding balances are represented applicable ot the variable amounts annual expense charges. See
    Note 2 for additional information.

    SECURITY VALUATION, TRANSACTIONS AND RELATED INVESTMENT INCOME

    The value of the investments is based on the Net Asset Value (NAV) reported by the underlying mutual funds (which value their investment securities at market value or, in the absence of readily available market quotations, at fair value) and the number of shares owned by the Variable Account. Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date.

    RELATED PARTY TRANSACTIONS

AUL, the sponsor of the Variable Account, also serves as the investment advisor for OneAmerica Funds, a mutual fund offered within the Variable Account. OneAmerica Funds is comprised of Value, Money Market, Asset Director, Investment Grade Bond, and Socially Responsive portfolios. OneAmerica Funds also holds five advisor portfolios, Value (Advisor), Money Market (Advisor), Asset Director (Advisor), Investment Grade Bond (Advisor), and Socially Responsive (Advisor). OneAmerica Funds has an investment advisory agreement with AUL. Under the investment advisory agreement, the investment advisor is compensated for its services by a monthly fee based on an annual percentage of the average daily net assets of each portfolio as follows:

          Value                 0.50%       Investment Grade Bond       0.50%
          Money Market          0.40%       Asset Director              0.50%

          Socially Responsive   0.70%

Such fees are included in the calculation of the Net Asset Value per share of the underlying mutual funds.

As well, the OneAmerica Advisor Funds pay a 12b-1 fee to the American United Life Insurance Company equal to .30% if average daily net assets.

                             AUL American Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    TAXES

    Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

    ESTIMATES

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

    REPORTING PERIODS

    Periods less than a calendar year represent the date of commencement of operations to the end of the applicable year.

    GENERAL ACCOUNT

    Amount payable and receivable from the general account represents the general account of AUL.

2.  ACCOUNT CHARGES

    AUL may assess a premium tax charge based on premium taxes incurred. Premium taxes currently range between 0% and 3.5%, but are subject to change by governmental entities.

    AUL deducts an annual administrative charge from each participant's account, which may not exceed $50 per year. The charge is assessed every quarter on a participant's account if it is in existence on the quarterly contract anniversary, and the charge is assessed only during the accumulation period. Administration charges are waived if the account balance exceeds a certain amount. The charges incurred during the year ended December 31, 2006 and December 31, 2005 were $297,917 and $187,626, respectively.

    On certain contracts, AUL may assess a withdrawal charge on withdrawals that exceed 10% of the participant's account value as of the last contract anniversary preceding the request for the withdrawal. However, the contract owner has a right to a full refund of the contributions made under a contract for any reason within ten days of the original contract purchase. The amount of the withdrawal charge varies

                             AUL American Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

2.   ACCOUNT CHARGES (CONTINUED)

..70 depending upon the contract and the number of years the participant's account has been in existence. The withdrawal charge for a recurring contribution contract is as follows:

                      Account Year         Withdrawal Charge
                      ------------         -----------------
                          1-5                    8.0%
                          6-10                   4.0%
                      11 or more                 0.0%

The aggregate withdrawal charges will not exceed 8.5% of the contributions made by or on behalf of a participant under a contract. On other contracts, AUL may assess withdrawal charges ranging from 7% to 0%, depending on the account year. The charges incurred during the year ended December 31, 2006 and the year ended December 31, 2005 were $514,470 and $517,593, respectively. The account charges are recorded as redemption in the accompanying statement of changes in net assets.

MORTALITY AND EXPENSE RISK CHARGES

AUL deducts a daily charge as compensation for the mortality and expense risks assumed by AUL. The charges assessed to the contract are shown in the table below:

-------------------------------------------------------------------------------
          Band                        Annual Mortality and Expense Charge
-------------------------------------------------------------------------------
          Band 125                                   1.25%
-------------------------------------------------------------------------------
          Band 100                                   1.00%
-------------------------------------------------------------------------------
          Band 75                                    0.75%
-------------------------------------------------------------------------------
          Band 50                                    0.50%
-------------------------------------------------------------------------------
          Band 25                                    0.25%
-------------------------------------------------------------------------------
          Band 0                                     0.00%
-------------------------------------------------------------------------------
          Band S                                     1.20%
-------------------------------------------------------------------------------

AUL guarantees that the mortality and expense charge shall not increase. The charges incurred during the periods ended December 31, 2006 and December 31, 2005 were $16,400,238 and $14,632,205, respectively.

ONEAMERICA FINANCIAL
PARTNERS, INC.
REPORT OF INDEPENDENT AUDITORS
ON CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2006 AND 2005

PRICEWATERHOUSECOOPERS [LOGO OF PRICEWATERHOUSECOOPERS]

--------------------------------------------------------------------------------

                                                      PRICEWATERHOUSECOOPERS LLP
                                                      300 North Meridian Street
                                                      Indianapolis IN 46204
                                                      Telephone (317) 453 4100
                                                      Facsimile (317) 453 4350

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of American United Mutual Insurance Holding Company and OneAmerica Financial Partners, Inc.

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations, changes in shareholder's equity and comprehensive income, and cash flows present fairly, in all material respects, the financial position of OneAmerica Financial Partners, Inc., and subsidiaries (the "Company") at December 31, 2006 and 2005, and the results of their operations and their cash flows for the years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

\s\ PricewaterhouseCoopers LLP
Indianapolis, Indiana
March 15, 2007

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED BALANCE SHEETS

December 31                                                                    2006          (in millions)         2005
-----------------------------------------------------------------------------------------------------------------------
ASSETS
Investments:
   Fixed maturities - available for sale, at fair value:
      (amortized cost: 2006 - $6,779.9; 2005 - $6,827.4)                  $ 6,801.5                           $ 6,960.4
   Equity securities at fair value:
      (cost: 2006 - $37.0; 2005 - $32.6)                                       49.3                                42.1
   Mortgage loans                                                           1,351.3                             1,338.0
   Real estate, net                                                            34.9                                36.2
   Policy loans                                                               179.0                               176.7
   Short-term and other invested assets                                        22.1                                22.8
   Cash and cash equivalents                                                  165.5                               195.2
-----------------------------------------------------------------------------------------------------------------------
      TOTAL INVESTMENTS                                                     8,603.6                             8,771.4
Accrued investment income                                                      96.6                                96.9
Reinsurance receivables                                                     1,991.0                             1,846.4
Deferred acquisition costs                                                    600.6                               583.6
Value of business acquired                                                    114.6                               118.5
Property and equipment, net                                                    67.1                                67.8
Insurance premiums in course of collection                                     26.5                                31.2
Other assets                                                                  106.5                                91.9
Assets held in separate accounts                                            6,884.8                             5,999.0
-----------------------------------------------------------------------------------------------------------------------
      TOTAL ASSETS                                                        $18,491.3                           $17,606.7
=======================================================================================================================
LIABILITIES AND SHAREHOLDER'S EQUITY
LIABILITIES
   Policy reserves                                                        $ 9,298.5                           $ 9,228.0
   Other policyholder funds                                                   212.4                               223.0
   Pending policyholder claims                                                264.1                               283.0
   Surplus notes and notes payable                                            275.0                               275.0
   Other liabilities and accrued expenses                                     253.1                               318.4
   Deferred gain on indemnity reinsurance                                      80.7                                85.5
   Liabilities related to separate accounts                                 6,884.8                             5,999.0
-----------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES                                                    17,268.6                            16,411.9
=======================================================================================================================
SHAREHOLDER'S EQUITY
   Common stock, no par value - authorized
      1,000 shares; issued and outstanding 100 shares                             -                                   -
   Retained earnings                                                        1,201.8                             1,127.0
   Accumulated other comprehensive income:
      Unrealized appreciation of securities, net of tax                        20.9                                68.2
      Minimum pension liability, net of tax                                       -                                (0.4)
-----------------------------------------------------------------------------------------------------------------------
      TOTAL SHAREHOLDER'S EQUITY                                            1,222.7                             1,194.8
-----------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                          $18,491.3                           $17,606.7
=======================================================================================================================

The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF OPERATIONS

Year ended December 31                                                         2006          (in millions)         2005
-----------------------------------------------------------------------------------------------------------------------
REVENUES:
   Insurance premiums and other considerations                             $  406.4                            $  445.6
   Policy and contract charges                                                173.9                               142.0
   Net investment income                                                      522.6                               451.9
   Realized investment losses, net                                             (5.3)                               (3.5)
   Other income                                                                28.8                                28.2
-----------------------------------------------------------------------------------------------------------------------
      TOTAL REVENUES                                                        1,126.4                             1,064.2
=======================================================================================================================
BENEFITS AND EXPENSES:
   Policy benefits                                                            399.4                               406.3
   Interest expense on annuities and financial products                       235.6                               188.6
   General operating expenses                                                 193.3                               189.2
   Commissions                                                                 73.1                                66.1
   Amortization                                                                84.9                                79.9
   Dividends to policyholders                                                  27.0                                27.1
   Interest expense on surplus notes and notes payable                         19.8                                19.8
-----------------------------------------------------------------------------------------------------------------------
      TOTAL BENEFITS AND EXPENSES                                           1,033.1                               977.0
=======================================================================================================================
Income before income tax expense                                               93.3                                87.2
Income tax expense                                                             25.6                                25.1
-----------------------------------------------------------------------------------------------------------------------
     NET INCOME                                                            $   67.7                            $   62.1
=======================================================================================================================

The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME

                                                                                 ACCUMULATED OTHER
                                                                            COMPREHENSIVE INCOME (LOSS)
                                                                          -------------------------------
                                                                            UNREALIZED          MINIMUM
                                                                           APPRECIATION         PENSION
                                            COMMON        RETAINED        OF SECURITIES,       LIABILITY,
(IN MILLIONS)                                STOCK        EARNINGS          NET OF TAX         NET OF TAX        TOTAL
-----------------------------------------------------------------------------------------------------------------------
BALANCES, DECEMBER 31, 2004                   $-          $1,064.9            $127.4             $(10.0)       $1,182.3
Comprehensive income:
   Net income                                  -              62.1                 -                  -            62.1
   Other comprehensive income (loss)           -                 -             (59.2)               9.6           (49.6)
                                                                                                               --------
Total comprehensive income                                                                                         12.5
-----------------------------------------------------------------------------------------------------------------------
BALANCES, DECEMBER 31, 2005                    -           1,127.0              68.2               (0.4)        1,194.8
Comprehensive income:
   Net income                                  -              67.7                 -                  -            67.7
   Other comprehensive income (loss)           -                 -             (47.3)               0.4           (46.9)
                                                                                                               --------
Total comprehensive income                                                                                         20.8
   Cumulative effect adjustment (Note 2)       -               7.1                 -                  -             7.1
-----------------------------------------------------------------------------------------------------------------------
BALANCES, DECEMBER 31, 2006                   $-          $1,201.8            $ 20.9             $ (0.0)       $1,222.7
=======================================================================================================================

The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF CASH FLOWS

Year ended December 31                                                         2006          (in millions)         2005
-----------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
-----------------------------------------------------------------------------------------------------------------------
Net income                                                                $    67.7                           $    62.1
Adjustments to reconcile net income to net cash:
      Amortization                                                             84.9                                79.9
      Depreciation                                                             15.7                                14.8
      Deferred taxes                                                           10.8                                 9.6
      Realized investment losses, net                                           5.3                                 3.5
      Policy acquisition costs capitalized                                    (90.6)                              (99.2)
      Interest credited to deposit liabilities                                235.8                               187.5
      Fees charged to deposit liabilities                                     (76.6)                              (55.8)
      Amortization and accrual of investment income                            (3.3)                               (5.1)
      Increase in insurance liabilities                                       125.1                               121.6
      Increase in other assets                                               (170.6)                             (143.1)
      Increase (decrease) in other liabilities                                (43.5)                               14.4
-----------------------------------------------------------------------------------------------------------------------
Net cash provided by operating activities                                     160.7                               190.2
=======================================================================================================================
CASH FLOWS FROM INVESTING ACTIVITIES:
   Purchases:
      Fixed maturities, available-for-sale                                   (846.4)                           (1,528.8)
      Equity securities                                                       (12.1)                               (3.0)
      Mortgage loans                                                         (180.0)                             (168.4)
      Real estate                                                              (2.1)                               (5.2)
      Short-term and other invested assets                                     (3.4)                               (4.7)
   Proceeds from sales, calls or maturities:
      Fixed maturities, available-for-sale                                    885.4                             1,107.7
      Equity securities                                                         9.0                                 3.6
      Mortgage loans                                                          166.8                               139.2
      Real estate                                                               0.9                                 0.5
      Short-term and other invested assets                                      3.2                                 0.8
   Net transfer from disposal of financial institutions operations             11.3                                   -
   Transfer from indemnity reinsurance transaction                                -                               363.7
-----------------------------------------------------------------------------------------------------------------------
Net cash provided (used) by investing activities                               32.6                               (94.6)
=======================================================================================================================
CASH FLOWS FROM FINANCING ACTIVITIES:
      Deposits to insurance liabilities                                     1,854.1                             1,652.0
      Withdrawals from insurance liabilities                               (2,074.8)                           (1,699.2)
      Other                                                                    (2.3)                               (1.4)
-----------------------------------------------------------------------------------------------------------------------
Net cash used by financing activities                                        (223.0)                              (48.6)
=======================================================================================================================
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                          (29.7)                               47.0
=======================================================================================================================
CASH AND CASH EQUIVALENTS BEGINNING OF YEAR                                   195.2                               148.2
=======================================================================================================================
CASH AND CASH EQUIVALENTS END OF YEAR                                     $   165.5                           $   195.2
=======================================================================================================================
NON-CASH TRANSACTIONS DURING THE YEAR
   Fixed maturities, available-for-sale, acquired
   related to the indemnity reinsurance transaction                       $       -                           $ 1,287.4
   Transfer of reserves, net related to the indemnity
   reinsurance transaction                                                        -                             1,651.1
=======================================================================================================================

The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  NATURE OF OPERATIONS

    OneAmerica Financial Partners, Inc. (OneAmerica or the Company) is a wholly owned subsidiary of American United Mutual Insurance Holding Company (AUMIHC), a mutual insurance holding company based in Indiana. The consolidated financial statements of OneAmerica include the accounts of OneAmerica; and its subsidiaries, American United Life Insurance Company
    (AUL), OneAmerica Securities Inc., The State Life Insurance Company (State
    Life), AUL Reinsurance Management Services, LLC, Pioneer Mutual Life Insurance Company (PML) and R.E. Moulton, Inc (Moulton). AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, control at least a majority of the voting shares of the capital stock of AUL, State Life and PML through OneAmerica. Policyholder membership rights exist at AUMIHC, while the policyholder contract rights remain with AUL, State Life or PML.

    The Company's focus is to provide a range of insurance and financial products and services to customers throughout the United States. Business is conducted through three primary operating divisions:

    o Through the Retirement Services Division the Company offers 401(k) and other corporate retirement plans, tax deferred annuity plans and individual retirement account rollover products to the employer-sponsored market and to retired individuals. These products are distributed through sales and service representatives located in regional offices, selling through independent agents and brokers, third-party administrators, employee benefit plan marketing organizations and the Company's career agents.

    o Individual Operations offers a broad range of life, annuity and long-term care products to individuals, families, small business owners and the retirement and pre-retirement markets. Products marketed by Individual Operations are distributed through a career agency force, brokers, and personal producing general agents.

    o Group Operations offers traditional and voluntary group life and disability, medical stop-loss, and disability products primarily to employer groups. These products are distributed through brokers, agents and marketing alliances, third party administrators and managing general underwriters.

2.  SIGNIFICANT ACCOUNTING POLICIES

    BASIS OF PRESENTATION

    The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). Significant intercompany transactions have been eliminated. AUL, State Life, and PML file separate financial statements with insurance regulatory authorities, which are prepared on the basis of statutory accounting practices that are significantly different from financial statements prepared in accordance with GAAP. These financial statements are described in detail in Note 14-Statutory Information.

    The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

    INVESTMENTS

    Fixed maturity securities, which may be sold to meet liquidity and other needs of the Company, are categorized as available-for-sale and are stated at fair value. Unrealized gains and losses resulting from carrying available-for-sale securities at fair value are reported in equity, net of deferred taxes and valuation adjustment. Equity securities are stated at fair value.

    Costs incurred or fees received upon origination of investments are deferred. Such costs, fees, discounts and premiums are amortized as yield adjustments over the contractual lives of the investments. The Company considers anticipated prepayments on mortgage-backed securities in determining estimated future yields on such securities.

    Mortgage loans on real estate are carried at their unpaid principal balance, less an impairment allowance for estimated uncollectible amounts. Real estate is reported at cost, less accumulated depreciation. Depreciation is calculated (straight line) over the estimated useful lives of the related assets. Investment in real estate is net of accumulated depreciation of $46.0 million and $45.5 million at December 31, 2006 and 2005, respectively. Depreciation expense for investment in real estate amounted to $2.5 million and $2.4 million for 2006 and 2005, respectively. Policy loans are carried at their unpaid balance. Other invested assets are reported at cost, plus the Company's equity in undistributed net equity since acquisition. Short-term investments include investments with maturities of one year or less at the date of acquisition and are carried at amortized cost, which approximates market value. Short-term certificates of deposit and savings certificates with durations less than three months are considered to be cash equivalents. The carrying amount for cash and cash equivalents approximates market value.

    Realized gains and losses on sale or call of investments are based upon specific identification of the investments sold and do not include amounts allocable to separate accounts. The Company's accounting policy requires that a decline in the fair value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. If so, the security is deemed to be other-than-temporarily impaired and a net realized loss is recorded for the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis.

    DEFERRED POLICY ACQUISITION COSTS

    Those costs of acquiring new business, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable. Such costs include commissions, certain costs of policy underwriting and issue, and certain variable agency expenses. These costs are amortized with interest over the lifetime of the contract, which is approximated as follows:

    o For participating whole life insurance products, over 30 years in relation to the present value of estimated gross margins from expenses, investments and mortality, discounted using the expected investment yield.

    o For universal life-type policies and investment contracts, over 30 years and 20 years, respectively, in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins, discounted using the interest rate credited to the policy.

    o For recently issued term life insurance products, over the level premium period, which ranges from 10 to 20 years, in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits. For older term life insurance products, over 30 years, in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

    o For miscellaneous group life and individual and group health policies, straight line over the expected life of the policy.

    Recoverability of the unamortized balance of deferred policy acquisition costs is evaluated regularly. For universal life-type contracts, investment contracts and participating whole life policies, the accumulated amortization is adjusted (increased or decreased) whenever there is a material change in the estimated gross profits or gross margins expected over the life of a block of business to maintain a constant relationship between cumulative amortization and the present value of gross profits or gross margins. For most other contracts, the unamortized asset balance is reduced by a charge to income only when the present value of future cash flows, net of the policy liabilities, is not sufficient to cover such asset balance.

    Deferred acquisition costs, for applicable products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income" and this adjustment is reflected as "valuation adjustment" in Note 5 - Other Comprehensive Income and Note
    7 - Valuation of Business Acquired.

    ASSETS HELD IN SEPARATE ACCOUNTS

    Separate accounts are funds on which investment income and gains or losses accrue directly to certain policies, primarily variable annuity contracts, equity-based pension and profit sharing plans and variable universal life policies. The assets of these accounts are legally segregated and are valued at fair value. The related liabilities are recorded at amounts equal to the underlying assets; the fair value of these liabilities is equal to their carrying amount.

    PROPERTY AND EQUIPMENT

    Property and equipment includes real estate owned and occupied by the Company. Property and equipment is carried at cost, net of accumulated depreciation of $103.3 million and $97.8 million as of December 31, 2006 and 2005, respectively. The Company provides for depreciation of property and equipment using the straight-line method over its estimated useful life. Depreciation expense for 2006 and 2005 was $13.2 million and $12.4 million, respectively.

    PREMIUM REVENUE AND BENEFITS TO POLICYHOLDERS

    The premiums and benefits for whole life and term insurance products and certain annuities with life contingencies (immediate annuities) are fixed and guaranteed. Such premiums are recognized as premium revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.

    Universal life policies and investment contracts are policies with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyholder, premiums paid by the policyholder or interest accrued to policyholder balances. The amounts collected from policyholders for these policies are considered deposits, and only the deductions during the period for cost of insurance, policy administration and surrenders are included in revenue. Policy benefits and claims that are charged to expense include net interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

    RESERVES FOR FUTURE POLICY AND CONTRACT BENEFITS

    Liabilities for future policy benefits for participating whole life policies are calculated using the net level premium method and assumptions as to interest and mortality. The interest rate is the dividend fund interest rate and the mortality rates are those guaranteed in the calculation of cash surrender values described in the contract. Liabilities for future policy benefits for term life insurance and life reinsurance policies are calculated using the net level premium method and assumptions as to investment yields, mortality, withdrawals and expenses. The assumptions are based on projections of past experience and include provisions for possible unfavorable deviation. These assumptions are made at the time the contract is issued. Liabilities for future policy benefits on universal life and investment contracts consist principally of policy account values, plus certain deferred policy fees, which are amortized using the same assumptions and factors used to amortize the deferred policy acquisition costs. If the future benefits on investment contracts are guaranteed (immediate annuities with benefits paid for a period certain), the liability for future benefits is the present value of such guaranteed benefits. The liabilities for group products are generally calculated as an unearned premium reserve. Claim liabilities include provisions for reported claims and estimates based on historical experience for claims incurred but not reported.

    CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

    The Company issues variable annuity contracts which include certain guarantees payable in the event of death, annuitization or at specified dates. The latter two benefits are referred to as living benefits. For those guarantees of benefits payable in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the account balance. For the living benefit guarantees, the net amount at risk is based on the present value of the guaranteed minimum annuity payments in excess of the account balance. The net amount at risk for the combination of the death and living benefit guarantees was $14.6 million and $24.2 million at December 31, 2006 and 2005, respectively. The associated reserves for these guarantees were $3.1 million and $2.0 million as of December 31, 2006 and 2005, respectively.

    The Company defers certain sales inducements and amortizes them over the anticipated life of the policy. Sales inducements deferred totaled $7.4 million and $6.2 million for 2006 and 2005, respectively. Amounts amortized totaled $1.6 million and $1.0 million for 2006 and 2005, respectively. The unamortized balance of deferred sales inducements are included in "other assets" and totaled $20.0 million and $14.2 million at December 31, 2006 and 2005, respectively.

    INCOME TAXES

    The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the temporary differences in the assets and liabilities determined on a tax and financial reporting basis.

    COMPREHENSIVE INCOME

    Comprehensive income is the change in equity of the Company that results from recognized transactions and other economic events of the period other than transactions with the policyholders. Comprehensive income includes net income, net unrealized gains (losses) on available-for-sale securities and changes in the minimum pension liability.

    RECLASSIFICATION

    Certain 2005 balances have been reclassified to conform to the 2006 presentation.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

    DERIVATIVES

    The Company has adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," which establishes accounting and reporting standards for derivative instruments and hedging activities, and requires recognition of all derivatives as either assets or liabilities measured at fair value. At December 31, 2006, the Company did not hold any derivative instruments or hedges.

    GOODWILL AND OTHER INTANGIBLE ASSETS

    SFAS No. 141, "Business Combinations", requires the Company to account for all business combinations within the scope of the statement under the purchase method except for mergers of mutual companies. SFAS No. 142, "Goodwill and Other Intangible Assets," requires that an intangible asset acquired either individually or with a group of other assets shall initially be recognized and measured based on fair value. An intangible asset with a finite life is amortized over its useful life; an intangible asset with an indefinite useful life, including goodwill, is not amortized. All indefinite lived intangible assets shall be tested for impairment at least annually in accordance with SFAS No. 142. The Company performed this test during 2006 and 2005 and determined that a $1.0 million impairment was required in 2005 on its goodwill related to the Financial Institutions insurance operations.

    The Company ceased the amortization of goodwill as of January 1, 2002. Total goodwill, which is included in 'Other assets' on the consolidated balance sheet, was $17.3 million and $20.5 million at December 31, 2006 and 2005, respectively.

    The Company reports a financial asset representing the value of business acquired ("VOBA"), which is an intangible with a finite life. VOBA represents the present value of future profits embedded in acquired insurance and annuities. VOBA is being amortized over the expected life of the acquired contracts based on estimated gross profits from the contracts and anticipated future experience, which is updated periodically. The effects of changes in estimated gross profits, which are evaluated regularly, are reflected in amortization expense in the period such estimates of expected future profits are revised. For further detail refer to Note 3-Acquisitions and Other Significant Transactions and Note 7-Value of Business Acquired.

    NEW ACCOUNTING PRONOUNCEMENTS

    In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. The guidance is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and does not expect a material impact on the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

    In November 2005, the FASB issued FASB Staff Position (FSP) FAS 115-1, "The Meaning of Other-Than- Temporary Impairment and Its Application to Certain Investments" (FSP FAS 115-1). Effective for reporting periods beginning after December 15, 2005, FSP FAS 115-1 provides additional guidance for determining whether an impairment is other-then-temporary and also includes guidance for accounting for an investment subsequent to an other-than-temporary impairment. Our adoption on FSP FAS 115-1 in January 2006 did not have a material effect on the Company's consolidated financial statements.

    The FASB issued FAS 154, "Accounting Changes and Error Corrections" (SFAS
    154) in May 2005 and is effective for 2006. SFAS 154 replaces APB Opinion No. 20, "Accounting Changes" and FASB Statement No. 3, "Reporting Accounting Changes in Interim Financial Statements" and changes the requirements for the accounting for and reporting of a change in accounting principle. The Company's adoption of SFAS 154 did not have a material effect on the Company's consolidated financial statements.

    The FASB issued FAS 155, "Accounting for Certain Hybrid Financial Instruments" (SFAS 155) in February 2006 and is effective for 2007. SFAS 154 amends FASB Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities" and FASB Statement No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities". SFAS 155 permits the fair value remeasurement of hybrid investments containing an embedded derivative. The Company's adoption of FAS 155 is not expected to have a material effect on the Company's consolidated financial statements.

    In February 2006, the FASB issued FAS 157, "Fair Value Measurements" (SFAS
    157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of December 31, 2006, the Company does not believe the adoption of SFAS 157 will impact the amounts reported in the consolidated financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations.

    In September 2006, the FASB issued FAS 158, "Employers' Accounting for Defined Benefit Pension and Other Postretirement Plan" (SFAS 158). This statement requires recognition of the overfunded or underfunded status of defined benefit pension and other postretirement plans as an asset or a liability in the balance sheet and changes in the funded status to be recognized in other comprehensive income. This requirement is effective for 2007 and the adoption of SFAS 158 is expected to result in a decrease in equity of approximately $21 million. The statement also requires the measurement of the funded status of a plan as of the date of the balance sheet. The requirement to measure plan assets and benefit obligations as of the date of the employer's fiscal year-end statement of financial position is effective for fiscal years ending after December 15, 2008.

    In February 2007, the FASB issued FAS 159, "The Fair Value Option for Financial Assets and Financial Liabilities - including an amendment of SFAS 115" (SFAS 159). This standard permits entities to elect to measure financial instruments and certain other items at fair value. SFAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The Company is currently assessing the potential effects of SFAS 159 on the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

    In September 2005, the Accounting Standards Executive Committee issued SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" (SOP 05-1) for 2007. SOP 05-1 provides guidance on internal replacements of insurance and investment contracts, whereby an existing policyholder exchanges a current contract for a new contract, and whether certain acquisition costs associated with the original contract may continue to be deferred or must be expensed immediately. Under the terms of SOP 05-1, internal replacements qualifying for continued deferral of original acquisition costs must demonstrate that the new contract is substantially unchanged from the original contract, including coverage provided, insured individual, investment returns, and any dividend participation rights. Management is continuing to evaluate the implications of SOP 05-1 and does not expect a material impact on the consolidated financial statements.

    In September 2006, the SEC issued Staff Accounting Bulletin No. 108, "Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements" (SAB 108). This guidance was issued in order to eliminate diversity of practice surrounding misstatements in financial statements. The provisions of SAB 108 have been adopted using the cumulative effect transition methodology in connection with the 2006 consolidated financial statements. The cumulative effects adjustment related to deferred taxes from a 2002 transaction that were previously considered immaterial, and resulted in a $7.1 million increase to a deferred tax asset and an increase to retained earnings.

3.  ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS

    On May 1, 2006, AUL disposed of its Financial Institutions operations. This transaction included the Financial Institutions reporting unit consisting of CNL Financial Corporation (CNL) and its subsidiaries and all credit-related insurance business issued by AUL. The sale was a stock sale of the CNL companies and an indemnity reinsurance arrangement for AUL's Financial Institutions business. The transaction did not result in a material gain or loss to the enterprise and resulted in net proceeds of $11.3 million received in 2006.

    In October 2005, State Life assumed a block of life insurance and annuity contracts from Golden Rule Insurance Company (Golden Rule), a subsidiary of United Healthcare, Inc. under an indemnity reinsurance agreement. The transaction included a transfer of cash, accrued interest and invested assets of $1,675.8 million to State Life, net of a ceding commission to Golden Rule. The transaction resulted in VOBA of $117.1 million. Also refer to Note 7 - Value of Business Acquired for further detail regarding current VOBA activity.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

3.  ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS, CONTINUED

    The following table represents an allocation of the assets acquired and liabilities assumed:

                                                                                                         (in millions)
-----------------------------------------------------------------------------------------------------------------------
Total invested assets                                                                                       $1,659.0
Accrued investment income                                                                                       16.8
Reinsurance receivable                                                                                          58.9
Value of business acquired                                                                                     117.1
Insurance premiums in course of collection                                                                       0.4
-----------------------------------------------------------------------------------------------------------------------
   Total assets acquired                                                                                    $1,852.2
-----------------------------------------------------------------------------------------------------------------------
Policy reserves                                                                                             $1,834.1
Other policyholder funds                                                                                        10.2
Pending policyholder claims                                                                                      4.1
Other liabilities and accrued expenses                                                                           3.8
-----------------------------------------------------------------------------------------------------------------------
   Total liabilities assumed                                                                                $1,852.2
=======================================================================================================================

    On July 1, 2002, Employers Reinsurance Corporation ("ERC") began reinsuring the majority of the Company's reinsurance operations, including its life, long term care and international reinsurance business. The transaction structure involved two indemnity reinsurance agreements and the sale of certain assets. The liabilities and obligations associated with the reinsured contracts remain on the balance sheet of the Company with a corresponding reinsurance receivable from ERC. The transaction included a transfer of reserves to ERC of $574.5 million and ERC paid a ceding commission to the Company of $174.3 million, net of certain assets sold. In connection with the transaction, a trust account has been established which provides for securities to be held in support of the reinsurance receivables. The market value of investments held in this trust was $1,295.0 million at December 31, 2006.

    As a result of the ERC transaction, a deferred gain of $107.1 million was generated, and was recorded as a deferred gain on the Company's balance sheet in accordance with the requirements of SFAS 113, "Reporting for Reinsurance of Short-Duration and Long-Duration Contracts." The gain is being amortized into earnings at the rate that earnings on the reinsured business are expected to emerge. The Company recognized $4.8 million and $7.8 million of deferred gain amortization in 2006 and 2005, respectively, which is included in other income.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.  INVESTMENTS

    The amortized cost and fair value of investments in fixed maturity and marketable equity securities by type of investment were as follows:

                                                                              DECEMBER 31, 2006
------------------------------------------------------------------------------------------------------------------
DESCRIPTION OF SECURITIES                                                     GROSS UNREALIZED
(IN MILLIONS)                                           AMORTIZED           ---------------------          FAIR
                                                          COST              GAINS          LOSSES          VALUE
------------------------------------------------------------------------------------------------------------------
Available-for-sale:
Obligations of U.S. government, states,
   political subdivisions and
   foreign governments                                  $  197.2            $  4.4         $  3.7         $  197.9
Corporate securities                                     4,898.6             107.7           79.2          4,927.1
Mortgage-backed securities                               1,684.1              13.8           21.4          1,676.5
------------------------------------------------------------------------------------------------------------------
      Total fixed maturities                             6,779.9             125.9          104.3          6,801.5
Equity securities                                           37.0              12.3              -             49.3
------------------------------------------------------------------------------------------------------------------
      Total                                             $6,816.9            $138.2         $104.3         $6,850.8
==================================================================================================================

                                                                              DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------
DESCRIPTION OF SECURITIES                                                      GROSS UNREALIZED
(IN MILLIONS)                                           AMORTIZED           ---------------------          FAIR
                                                           COST             GAINS          LOSSES          VALUE
------------------------------------------------------------------------------------------------------------------
Available-for-sale:
Obligations of U.S. government, states,
   political subdivisions and
   foreign governments                                  $  217.1            $  6.8          $ 2.9         $  221.0
Corporate securities                                     4,886.2             170.0           45.1          5,011.1
Mortgage-backed securities                               1,724.1              21.0           16.8          1,728.3
------------------------------------------------------------------------------------------------------------------
      Total fixed maturities                             6,827.4             197.8           64.8          6,960.4
Equity securities                                           32.6               9.5              -             42.1
------------------------------------------------------------------------------------------------------------------
      Total                                             $6,860.0            $207.3          $64.8         $7,002.5
==================================================================================================================

    The following tables show the gross unrealized losses and fair value of Company's investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.  INVESTMENTS, CONTINUED

    Gross Unrealized Loss Positions for Fixed Maturities as of December 31,
    2006:

-----------------------------------------------------------------------------------------------------------------------
                                       LESS THAN 12 MONTHS             12 MONTHS OR MORE                   TOTAL
                                       -------------------            ------------------            -------------------
DESCRIPTION OF SECURITIES              FAIR     UNREALIZED            FAIR    UNREALIZED            FAIR     UNREALIZED
(IN MILLIONS)                          VALUE      LOSSES              VALUE     LOSSES              VALUE      LOSSES
-----------------------------------------------------------------------------------------------------------------------
Obligations of U.S. government,
   states, political subdivisions
   and foreign governments           $   25.4      $ 0.3            $   93.8     $ 3.4            $  119.2      $  3.7
Corporate securities                  1,162.1       17.0             1,746.9      62.2             2,909.0        79.2
Mortgage-backed securities              465.5        4.9               614.8      16.5             1,080.3        21.4
-----------------------------------------------------------------------------------------------------------------------
                                     $1,653.0      $22.2            $2,455.5     $82.1            $4,108.5      $104.3
=======================================================================================================================

    Gross Unrealized Loss Positions for Fixed Maturities as of December 31,
    2005:

-----------------------------------------------------------------------------------------------------------------------
                                       LESS THAN 12 MONTHS             12 MONTHS OR MORE                   TOTAL
                                       -------------------            ------------------            -------------------
DESCRIPTION OF SECURITIES              FAIR     UNREALIZED            FAIR    UNREALIZED            FAIR     UNREALIZED
(IN MILLIONS)                          VALUE      LOSSES              VALUE     LOSSES              VALUE      LOSSES
-----------------------------------------------------------------------------------------------------------------------
Obligations of U.S. government,
   states, political subdivisions
   and foreign governments           $   47.9      $ 1.0             $ 60.6      $ 1.9            $  108.5      $ 2.9
Corporate securities                  1,153.2       22.8              551.7       22.3             1,704.9       45.1
Mortgage-backed securities              550.1        7.8              285.1        9.0               835.2       16.8
-----------------------------------------------------------------------------------------------------------------------
                                     $1,751.2      $31.6             $897.4      $33.2            $2,648.6      $64.8
=======================================================================================================================

    OBLIGATIONS OF U.S. GOVERNMENT, STATES, POLITICAL SUBDIVISIONS AND FOREIGN GOVERNMENTS. The unrealized losses on the Company's investments in obligations of U.S. government, states, political subdivisions and foreign governments were primarily caused by interest rate increases. The contractual terms of these investments do not permit the issuer to settle the securities at a price less than the amortized cost of the investment. Because the Company has the ability and intent to hold these investments until a recovery of fair value, which may be maturity, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2006.

    CORPORATE SECURITIES. The $79.2 million of gross unrealized losses is comprised of $75.8 million related to investment grade securities and $3.4 million related to below investment grade securities. Approximately $.7 million of the total gross unrealized losses represented declines in value of greater than 10 percent, none of which had been in that position for a period of 12 months or more, and substantially all of which were less than six months. The $62.2 million of gross unrealized losses of 12 months or more crossed all sectors of business and were mostly interest related. There were no individual issuers with gross unrealized losses greater than $.7 million. Based on a review of the above information in conjunction with other factors as outlined in the Company's policy surrounding other-than-temporary impairments, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2006.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.  INVESTMENTS, CONTINUED

    MORTGAGE BACKED SECURITIES. The unrealized losses on the Company's investment in federal agency mortgage backed securities were caused by interest rate increases. The Company purchased these investments at a discount relative to their face amount, and the contractual cash flows of these investments are guaranteed by an agency of the U.S. government. Accordingly, it is expected that the securities would not be settled at a price less than the amortized cost of the Company's investment. Because the decline in market value is attributable to changes in interest rates and not credit quality and because the Company has the ability and intent to hold these investments until a recovery of fair value, which may be maturity, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2006.

    MARKETABLE EQUITY SECURITIES. As of December 31, 2006, gross unrealized losses on equity securities were less than $.1 million. Based on a review of this information in conjunction with other factors outlined in the Company's policy related to other-than-temporary impairments, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2006.

    The amortized cost and fair value of fixed maturity securities at December 31, 2006, by contractual average maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                               AVAILABLE-FOR-SALE
                                                            ----------------------------------------------------
(in millions)                                               AMORTIZED COST                            FAIR VALUE
----------------------------------------------------------------------------------------------------------------
Due in one year or less                                        $  165.0                                $  164.9
Due after one year through five years                           1,589.0                                 1,601.6
Due after five years through 10 years                           2,150.6                                 2,139.8
Due after 10 years                                              1,191.2                                 1,218.7
----------------------------------------------------------------------------------------------------------------
                                                                5,095.8                                 5,125.0
Mortgage-backed securities                                      1,684.1                                 1,676.5
----------------------------------------------------------------------------------------------------------------
                                                               $6,779.9                                $6,801.5
----------------------------------------------------------------------------------------------------------------

Net investment income consisted of the following:

Years ended December 31                                            2006           (in millions)            2005
----------------------------------------------------------------------------------------------------------------
Fixed maturity securities                                        $395.1                                  $334.5
Equity securities                                                   1.2                                     1.1
Mortgage loans                                                     99.5                                    97.7
Real estate                                                        16.1                                    15.8
Policy loans                                                       11.0                                    10.4
Other                                                              22.9                                    15.1
----------------------------------------------------------------------------------------------------------------
Gross investment income                                           545.8                                   474.6
Investment expenses                                                23.2                                    22.7
----------------------------------------------------------------------------------------------------------------
Net investment income                                            $522.6                                  $451.9
================================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.  INVESTMENTS, CONTINUED

    Proceeds from the sales of investments in fixed maturities during 2006 and 2005 were approximately $328.2 million and $598.1 million, respectively. Gross gains of $2.5 million and $0.9 million, and gross losses of $10.1 million and $4.9 million were realized in 2006 and 2005, respectively. The change in unrealized appreciation of fixed maturities amounted to approximately ($111.4) million and ($144.4) million in 2006 and 2005, respectively.

    There were no other-than-temporary realized losses in 2006 nor 2005. The Company does not continue to accrue income on non-income producing investments.

    Realized investment gains (losses) consisted of the following:

Years ended December 31                                         2006            (in millions)          2005
-------------------------------------------------------------------------------------------------------------
Fixed maturity securities                                      $(7.6)                                 $(4.0)
Equity securities                                                1.2                                    0.5
Other securities                                                 1.1                                      -
-------------------------------------------------------------------------------------------------------------
Realized investment losses                                     $(5.3)                                 $(3.5)
=============================================================================================================

    The Company maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 2006, the largest geographic concentrations of commercial mortgage loans were in California, Texas and North Carolina where approximately 25 percent of the portfolio was invested. A total of 32 percent of the mortgage loans have been issued on retail properties, primarily backed by long-term leases or guarantees from strong credits.

    The Company had outstanding mortgage loan commitments of approximately $81.9 million and $90.8 million at December 31, 2006 and 2005, respectively.

    There was one fixed maturity investment that was non-income-producing at December 31, 2006, with a total book value of $1 thousand. At December 31, 2005, the Company had two investments that were non-income-producing with a total book value of $10 thousand.

5.  OTHER COMPREHENSIVE INCOME (LOSS)

    Accumulated other comprehensive income consisted of the following:

At December 31                                                 2006            (in millions)            2005
-------------------------------------------------------------------------------------------------------------
Unrealized appreciation:
   Fixed maturity securities                                 $ 21.6                                   $133.0
   Equity securities                                           12.3                                      9.5
Valuation adjustment                                           (1.6)                                   (36.5)
Deferred taxes                                                (11.4)                                   (37.8)
-------------------------------------------------------------------------------------------------------------
Total unrealized appreciation, net of tax                      20.9                                     68.2
Minimum pension liability, net of tax                             -                                     (0.4)
-------------------------------------------------------------------------------------------------------------
Accumulated other comprehensive income                       $ 20.9                                   $ 67.8
=============================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

5.  OTHER COMPREHENSIVE INCOME (LOSS), CONTINUED

    The components of comprehensive income (loss), other than net income, are illustrated below:

Years ended December 31                                                         2006        (in millions)         2005
-----------------------------------------------------------------------------------------------------------------------
Other comprehensive income, net of tax:
Minimum pension liability adjustment,
   net of tax-2006, ($0.2); 2005, ($5.2)                                      $  0.4                            $  9.6
Unrealized appreciation on securities,
   net of tax-2006, $26.4; 2005, $31.9                                         (52.3)                            (61.7)
Reclassification adjustment for gains
   included in net income,
   net of tax-2006, ($2.6); 2005, ($1.3)                                         5.0                               2.5
-----------------------------------------------------------------------------------------------------------------------
   Other comprehensive income (loss), net of tax                              $(46.9)                           $(49.6)
=======================================================================================================================

6.  DEFERRED POLICY ACQUISITION COSTS

    The balances of and changes in deferred policy acquisition costs are as follows:

Years ended December 31                                                         2006        (in millions)         2005
-----------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                    $583.6                            $509.3
Capitalization of deferred acquisition costs                                    90.6                              99.2
Amortization of deferred acquisition costs                                     (76.1)                            (76.9)
Disposal of credit insurance operations                                        (27.6)                                -
Change in valuation adjustment                                                  30.1                              52.0
-----------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                          $600.6                            $583.6
=======================================================================================================================

7. VALUATION OF BUSINESS ACQUIRED

   The balance of and changes in VOBA are as follows:

Years ended December 31                                                         2006        (in millions)         2005
-----------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                    $118.5                            $  4.4
Acquisitions                                                                       -                             117.1
Amortization (1)                                                                (8.7)                             (3.0)
-----------------------------------------------------------------------------------------------------------------------
   Subtotal                                                                    109.8                             118.5
Valuation adjustment                                                             4.8                                 -
-----------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                          $114.6                            $118.5
=======================================================================================================================

    (1) The average expected life of VOBA varies by product, and is 28 years for the overall block of acquired business. The interest accrual rate varies by product, and is 4% for the overall block of acquired business.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

7.  VALUATION OF BUSINESS ACQUIRED, CONTINUED

    The following table provides estimated future amortization, net of interest, for the periods indicated:

                                                                                                             VOBA
(in millions)                                                                                            AMORTIZATION
-----------------------------------------------------------------------------------------------------------------------
2007                                                                                                       $  7.2
2008                                                                                                          6.7
2009                                                                                                          6.5
2010                                                                                                          6.2
2011                                                                                                          6.0
2012 and thereafter                                                                                          77.2
-----------------------------------------------------------------------------------------------------------------------
Total                                                                                                      $109.8
=======================================================================================================================

8.  INSURANCE LIABILITIES

    Insurance liabilities consisted of the following:

-----------------------------------------------------------------------------------------------------------------------
                                                              MORTALITY OR
                                            WITHDRAWAL         MORBIDITY          INTEREST RATE          DECEMBER 31,
                                            ASSUMPTION        ASSUMPTION            ASSUMPTION         2006        2005
                                                                                                        (in millions)
-----------------------------------------------------------------------------------------------------------------------
Future policy benefits:
   Participating whole life contracts        COMPANY            COMPANY            2.5% TO 6.0%    $  930.7    $  899.6
                                            EXPERIENCE         EXPERIENCE
   Universal life-type contracts               N/A                N/A                  N/A          1,706.3     1,607.6
   Other individual life contracts           COMPANY            COMPANY            2.5% TO 6.0%       802.4       760.8
                                            EXPERIENCE         EXPERIENCE
   Accident and health                         N/A              COMPANY                N/A            679.2       584.7
                                                               EXPERIENCE
   Annuity products                            N/A                N/A                  N/A          4,712.9     4,860.1
   Group life and health                       N/A                N/A                  N/A            467.0       515.2
Other policyholder funds                       N/A                N/A                  N/A            212.4       223.0
Pending policyholder claims                    N/A                N/A                  N/A            264.1       283.0
-----------------------------------------------------------------------------------------------------------------------
   Total insurance liabilities                                                                     $9,775.0    $9,734.0
=======================================================================================================================

    Participating life insurance policies, for which dividends are expected to be paid, represent approximately 24.3 percent and 23.9 percent of the total individual life insurance in force at both December 31, 2006 and 2005, respectively. Participating policies represented 32.0 percent and 44.6 percent of statutory life net premium income for 2006 and 2005, respectively. The amount of dividends to be paid is determined annually by the Board of Directors.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9.  BENEFIT PLANS

    The Company has a funded noncontributory defined benefit pension plan that covers substantially all of its employees. Company contributions to the employee plan are made periodically in an amount between the minimum ERISA required contribution and the maximum tax-deductible contribution. The plan provides defined benefits based on years of service and final average salary. The assets of the defined benefit plan are held by the Company under a group annuity contract.

    The Company sponsors a non-contributory, unfunded defined supplemental excess benefit plan for certain executives where benefits accrue and vest at the same rate as the qualified plan.

    The Company also has multiple postretirement benefit plans covering substantially all of its retired employees and certain agents (retirees). Employees and agents with at least 10 years of plan participation may become eligible for such benefits if they reach retirement age while working for the Company. Employees hired on or after October 1, 2004, are no longer eligible for retiree health benefits. The medical plans are contributory, with retiree contributions adjusted annually. The Company contributions for pre-65 retirees were frozen at the 2005 contribution level. For post-65 retirees the Company's dollar amount of contribution was capped at the 2000 amount. The dental and life insurance plans are noncontributory. There are no specific plan assets for this postretirement liability as of December 31, 2006 and 2005. Claims incurred for benefits are funded by Company contributions.

    The Company uses a December 31 measurement date for the defined benefit plan and a September 30 measurement date for the other postretirement benefit plans.

    Obligations and Funded Status:

                                                            PENSION BENEFITS                OTHER BENEFITS
                                                          -------------------             ------------------
(in millions)                                             2006           2005              2006        2005
------------------------------------------------------------------------------------------------------------
Employer contributions                                   $16.7         $ 15.0            $  1.8      $  1.4
Employee contributions                                       -              -               1.2         1.1
Benefit payments                                           2.0            1.8               3.0         2.6
Funded status (deficit)                                    8.1          (15.3)            (40.2)      (40.6)
============================================================================================================

    Amounts recognized in the statement of financial position consist of:

                                                            PENSION BENEFITS                OTHER BENEFITS
                                                          -------------------             ------------------
(in millions)                                             2006           2005             2006         2005
------------------------------------------------------------------------------------------------------------
Prepaid benefit cost                                     $32.7          $22.7           $    -      $     -
Accrued benefit cost                                         -              -            (40.6)       (38.5)
Intangible assets                                            -              -                -          4.8
Accumulated other comprehensive income                       -              -             (0.7)         0.7
------------------------------------------------------------------------------------------------------------
Net amount recognized                                    $32.7          $22.7           $(41.3)     $ (33.0)
============================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9.  BENEFIT PLANS, CONTINUED

    Pension Benefits:

                                                                                                    DECEMBER 31,
                                                                                              -------------------------
(in millions)                                                                                 2006                2005
-----------------------------------------------------------------------------------------------------------------------
Projected benefit obligation                                                                 $112.3              $109.7
Accumulated benefit obligation                                                                 93.5                91.0
Fair value of plan assets                                                                     120.4                94.4
=======================================================================================================================

    Additional Information:

                                                            PENSION BENEFITS                         OTHER BENEFITS
                                                          -------------------                      ------------------
(in millions)                                             2006           2005                      2006          2005
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in minimum pension liability
   included in other comprehensive income, net of tax    $  -           $(9.3)                    $(0.4)        $(0.3)
Net periodic benefit cost                                 6.7             6.4                       5.0           5.7
=======================================================================================================================

    Weighted-average assumptions used to determine benefit obligations at December 31:

                                                            PENSION BENEFITS                         OTHER BENEFITS
                                                          -------------------                      ------------------
(in millions)                                             2006           2005                      2006          2005
-----------------------------------------------------------------------------------------------------------------------
Discount rate                                            6.15%          5.75%                     5.80%         5.50%
Rate of compensation increase                            4.00%          4.00%                     4.00%         4.00%
=======================================================================================================================

    Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31:

                                                            PENSION BENEFITS                         OTHER BENEFITS
                                                          -------------------                      ------------------
(in millions)                                             2006           2005                      2006           2005
-----------------------------------------------------------------------------------------------------------------------
Discount rate                                            5.75%          6.15%                     5.50%          5.80%
Expected long-term return on plan assets                 8.75%          8.75%                         -              -
Rate of compensation increase                            4.00%          4.00%                     4.00%          4.00%
=======================================================================================================================

    The expected long-term return on plan assets was established based on the median long-term returns for large company stocks, small company stocks, and long-term corporate bonds. The weighting between these asset classes was based on the assets in our plan. The long-term returns are updated and evaluated annually.

    Assumed health care trend rates at December 31:

                                                                                                 2006             2005
-----------------------------------------------------------------------------------------------------------------------
Health care trend rate assumed for next year                                                    12.50%           12.50%
Rate to which the cost trend rate is assumed to decline                                          5.00%            5.00%
Year that the rate reaches the ultimate trend rate                                               2015             2015
=======================================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9.  BENEFIT PLANS, CONTINUED

    PLAN ASSETS

    The pension plan weighted-average asset allocations, by asset category, are 75 and 77 percent equity securities and 25 and 23 percent debt securities at December 31, 2006 and 2005, respectively.

    The pension plan maintains an investment policy statement, which outlines objectives and guidelines for supervising investment strategy and evaluating the investment performance of plan assets. The Plan seeks to attain diversification by investing in a blend of asset classes and styles. The target asset allocation is to maintain 75 percent of plan assets in equities and 25 percent in debt securities. To maintain a longer-term focus, the performance objectives of the plan are monitored quarterly using a rolling 5-year time period net of fees. For evaluation purposes, the total return of each investment option is compared to an appropriate index based on the investment style of each investment option. Investment restrictions are established by asset category and are designed to control the level of overall risk and liquidity of the investment program. The investment policy maintains a longer-term focus and is intended to match the benefit obligations.

    CONTRIBUTIONS

    The Company expects to contribute $3.1 million to its pension plan and $4.8 million to its other postretirement benefit plans in 2007.

    ESTIMATED FUTURE BENEFIT PAYMENTS

    The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

(in millions)                                                         PENSION BENEFITS                 OTHER BENEFITS
----------------------------------------------------------------------------------------------------------------------
2007                                                                       $ 2.1                           $ 2.3
2008                                                                         2.4                             2.3
2009                                                                         2.8                             2.4
2010                                                                         3.3                             2.6
2011                                                                         3.7                             2.7
Years 2012-2016                                                             28.9                            17.6
======================================================================================================================

    DEFINED CONTRIBUTION PLANS AND DEFERRED COMPENSATION

    The Company sponsors a defined contribution savings plan for employees. Beginning January 1, 2005 the Company began providing a match of 50% of employee contributions up to 7.0% of eligible earnings. Additional employee voluntary contributions may be made to the plan subject to contribution guidelines. Company contributions to the plan during 2006 and 2005 were $2.5 million and $2.6 million, respectively.

    The Company has two defined contribution pension plans covering substantially all career agents, except for general agents. Contributions of 4.5 percent of defined commissions (plus 4.5 percent for commissions over the Social Security wage base) are made to the pension plan and an additional contribution of up to 4.0% (subject to matching on agents' contributions) of defined commissions are made to the 401(k) plan. Company contributions expensed for these plans for 2006 and 2005 were $1.2 million and $1.1 million, respectively.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9.  BENEFIT PLANS, CONTINUED

    The Company has entered into deferred compensation agreements with directors, certain employees, agents and general agents. These deferred amounts are payable according to the terms and conditions of the agreements. Annual costs of the agreements were $5.2 million and $3.9 million for 2006 and 2005, respectively.

10. FEDERAL INCOME TAXES

    A reconciliation of the income tax attributable to continuing operations computed at U.S. federal statutory tax rates to the income tax expense included in the statement of operations follows:

Years ended December 31                                                       2006          (in millions)         2005
-----------------------------------------------------------------------------------------------------------------------
Income tax computed at statutory tax rate                                    $32.7                               $30.5
   Tax-exempt income                                                          (0.1)                               (0.2)
   Dividends received deduction                                               (7.1)                               (4.7)
   Nondeductible goodwill expense                                                -                                (0.4)
   Disposition of Financial Institutions operations                            1.6                                   -
   Credits available to offset tax                                            (1.8)                                  -
   Other                                                                       0.3                                (0.1)
-----------------------------------------------------------------------------------------------------------------------
   Income tax expense                                                        $25.6                               $25.1
=======================================================================================================================

    The components of the provision for income taxes on earnings included current tax expense of $14.8 million and $15.5 million for the years ended December 31, 2006 and 2005, respectively, and deferred tax expense of $10.8 million and $9.6 million for the years ended December 31, 2006 and 2005, respectively.

    The components of the net deferred income tax liabilities are as follows:

Deferred income tax assets (liabilities) as of December 31:                   2006          (in millions)         2005
-----------------------------------------------------------------------------------------------------------------------
Deferred policy acquisition costs                                          $(207.7)                            $(211.9)
Investments                                                                   (4.2)                               (4.7)
Insurance liabilities                                                        112.7                               129.2
Deferred gain on indemnity reinsurance (1)                                    28.2                                22.8
Minimum pension liability                                                        -                                 0.2
Unrealized appreciation of securities                                        (11.4)                              (37.8)
Other                                                                          9.2                                 5.7
-----------------------------------------------------------------------------------------------------------------------
   Net deferred income tax liabilities                                     $ (73.2)                            $ (96.5)
=======================================================================================================================

    (1) Includes a cumulative effect under SAB 108 adjustment of $7.1 million in 2006 related to a 2002 transaction. Refer to Note 2-Significant Accounting Policies for additional detail.

    Net deferred tax liabilities are included in "other liabilities and accrued expenses" on the consolidated balance sheet. Federal income taxes paid were $23.1 million and $10.2 million in 2006 and 2005, respectively. Current tax recoverables (payables) were $5.9 million and ($2.5) million at December 31, 2006 and 2005, respectively.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

10. FEDERAL INCOME TAXES, CONTINUED

    As of December 31, 2006 the Company has $8.5 million of net operating losses and $1.4 million of alternative minimum tax credits available to offset future taxable income and regular tax. The losses are nonlife losses and therefore, are limited in their ability to offset life insurance company taxable income. If unused, such losses are projected to expire between 2019 and 2026. The alternative minimum tax credits will not expire.

    The Internal Revenue Service has apprised the Company of its intent to review the 2004 consolidated federal income tax return. Management believes the ultimate resolution of this examination will not result in a material adverse effect to the Company's financial position.

11. REINSURANCE

    The Company is a party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding companies for portions of the claims incurred. For individual life policies, the Company cedes the portion of the total risk in excess of $0.5 million. For other policies, the Company has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage.

    Certain statistical data with respect to reinsurance follows:

Years ended December 31                                                   2006            (in millions)           2005
-----------------------------------------------------------------------------------------------------------------------
Direct premiums                                                        $ 528.7                                  $ 567.9
Reinsurance assumed                                                      508.4                                    480.3
Reinsurance ceded                                                       (630.7)                                  (602.6)
-----------------------------------------------------------------------------------------------------------------------
   Net premiums                                                          406.4                                    445.6
-----------------------------------------------------------------------------------------------------------------------
   Reinsurance recoveries                                              $ 439.9                                  $ 386.1
=======================================================================================================================

    The Company reviews all reinsurance agreements for transfer of risk and evaluates the proper accounting methods based upon the terms of the contract. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable. Seven reinsurers account for approximately 87 percent of the Company's December 31, 2006, ceded reserves for life and accident and health insurance. These reinsurers maintain A.M. Best ratings between A++ and B++. The remainder of such ceded reserves is spread among numerous reinsurers. Refer to Note 3 - Acquisitions and Other Significant Transactions for details on the reinsurance transaction in 2002 with ERC and the Golden Rule transaction in 2005.

    The Company reported an after-tax net loss of approximately $15 million in 2001 related to the September 11, 2001 terrorist attack. The net loss included anticipated reinsurance recoveries from the Company's reinsurers. The Company continues to pay claims and recover amounts from the various reinsurance companies. The anticipated reinsurance recoveries are approximately $107 million at December 31, 2006 compared to $130 million at December 31, 2005. These claims are workers' compensation related, including survivor benefits, and will be paid out over many years. The Company's reinsurance program consists of financially strong reinsurance companies. The Company has recorded no significant additional net loss in 2006 or 2005 related to the September 11th tragedy.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

12. SURPLUS NOTES, NOTES PAYABLE AND LINES OF CREDIT

    In September 2006, the Company enhanced its financial flexibility through its membership in the Federal Home Loan Bank (FHLB) system for both AUL and State Life. FHLB membership provides ready access to funds and borrowing capacity.

    On October 6, 2003, the Company issued Senior Notes with a face value of $200 million, due October 15, 2033. Interest is payable semi-annually on April 15th and October 15th at a 7 percent annual rate. The notes are an unsecured senior obligation and will rank equally with any of the Company's senior unsecured indebtedness. The notes will effectively rank junior to any future secured indebtedness as to the assets securing such indebtedness and to all indebtedness and other obligations, including insurance and annuity liabilities, of the subsidiaries. The indenture for the Senior Notes imposes restrictions on stock transactions and indebtedness of subsidiaries, and includes conditions regarding mergers or consolidations. Interest payments made were $14.0 million in both 2006 and 2005.

    On February 16, 1996, AUL issued $75 million of surplus notes, due March 30, 2026. Interest is payable semi-annually on March 30 and September 30 at a
    7.75 percent annual rate. Any payment of principal or interest on the notes may be made only with the prior approval of the Commissioner of the Indiana Department of Insurance. The surplus notes may not be redeemed at the option of AUL or any holders of the surplus notes. Interest paid during 2006 and 2005 was $5.8 million in each year.

    Surplus Notes and Senior Notes:

                                                                            2006           (in millions)          2005
-----------------------------------------------------------------------------------------------------------------------
Senior notes, 7%, due 2033                                                 $200.0                                $200.0
Surplus notes, 7.75%, due 2026                                               75.0                                  75.0
-----------------------------------------------------------------------------------------------------------------------
Total notes payable                                                        $275.0                                $275.0
=======================================================================================================================

13. COMMITMENTS AND CONTINGENCIES

    Various lawsuits have arisen in the ordinary course of the Company's business. In each of the matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact to the financial condition, operations or cash flows of the Company.

14. STATUTORY INFORMATION

    AUL, State Life and PML prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the department of insurance for their respective state of domicile. Prescribed statutory accounting practices (SAP) currently include state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state, as well as practices described in National Association of Insurance Commissioners' (NAIC) publications.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

14. STATUTORY INFORMATION, CONTINUED

    A reconciliation of SAP surplus to GAAP equity at December 31 follows:

At December 31                                                                 2006       (in millions)           2005
-----------------------------------------------------------------------------------------------------------------------
SAP surplus                                                                 $  816.7                         $   785.2
Asset valuation reserve                                                         57.9                              57.1
Deferred policy acquisition costs                                              606.7                             620.5
Value of business acquired                                                     109.8                             118.5
Adjustments to policy reserves                                                (160.3)                           (174.6)
Interest maintenance reserves                                                   27.9                              38.5
Unrealized gain on invested assets, net                                         20.9                              68.2
Surplus notes                                                                  (75.0)                            (75.0)
Deferred gain on indemnity reinsurance                                         (80.7)                            (85.5)
Deferred income taxes                                                          (87.7)                            (85.9)
Other, net                                                                     (13.5)                            (72.2)
-----------------------------------------------------------------------------------------------------------------------
GAAP equity                                                                 $1,222.7                          $1,194.8
=======================================================================================================================

    A reconciliation of SAP net income to GAAP net income for the years ended December 31 follows:

Years ended December 31                                                         2006        (in millions)         2005
-----------------------------------------------------------------------------------------------------------------------
SAP net income (loss)                                                         $ 91.8                            $(10.6)
Deferred policy acquisition costs                                                0.7                              20.4
Value of business acquired (1)                                                  (8.2)                             67.1
Adjustments to policy reserves                                                  16.3                               6.7
Deferred income taxes                                                          (10.8)                             (9.6)
Disposition of Financial Institutions operations                               (10.8)                             (1.0)
Other, net                                                                     (11.3)                            (10.9)
-----------------------------------------------------------------------------------------------------------------------
GAAP net income (2)                                                           $ 67.7                            $ 62.1
=======================================================================================================================

    (1) 2005 contains a ceding commission of $68.4 million on acquisition of business, less amortization, which resulted in the statutory net loss in 2005.

    (2) The insurance subsidiaries of CNL are reflected in 2005 numbers and for four months in 2006. Refer to Footnote-3 regarding the disposition of the Financial Institutions operations.

    Life insurance companies are required to maintain certain amounts of assets on deposit with state regulatory authorities. Such assets had an aggregate carrying value of $28.7 million and $34.6 million at December 31, 2006 and 2005, respectively.

    State statutes and the mutual insurance holding company law limit dividends from AUL, State Life and PML to OneAmerica. AUL paid $40 million and $35 million in dividends to OneAmerica in 2006 and 2005, respectively. State statutes allow the greater of 10 percent of statutory surplus or 100 percent of net income as of the most recently preceding year-end to be paid as dividends without prior approval from state insurance departments. Under state statutes, dividends would be limited to approximately $93 million in 2007.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE OF FINANCIAL INSTRUMENTS

    The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the table should not be construed as the underlying value of the Company.

    The disclosure of fair value information about certain financial instruments is based primarily on quoted market prices. The fair values of short-term investments and contract loans approximate the carrying amounts reported in the balance sheets. Fair values for fixed maturity and equity securities, and surplus notes payable are based on quoted market prices where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

    The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities.

    The estimated fair values of the liabilities for interest-bearing policyholder funds approximate the statement values because interest rates credited to account balances approximate current rates paid on similar funds and are not generally guaranteed beyond one year. Fair values for other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The fair values of certain financial instruments, along with the corresponding carrying values at December 31, 2006 and 2005, follow:

                                                                   2006                                  2005
                                                         CARRYING                              Carrying
(in millions)                                             AMOUNT     FAIR VALUE                 amount      Fair value
----------------------------------------------------------------------------------------------------------------------
Fixed maturity securities - available-for-sale           $6,801.5      $6,801.5                $6,960.4      $6,960.4
Equity securities                                            49.3          49.3                    42.1          42.1
Mortgage loans                                            1,351.3       1,372.4                 1,338.0       1,393.4
Policy loans                                                179.0         179.0                   176.7         176.7
Surplus notes and notes payable                             275.0         293.5                   275.0         309.4
Short-term & other invested assets                           22.1          22.1                    22.8          22.8
======================================================================================================================

--------------------------------------------------------------------------------

No dealer, salesman or any other person is authorized by the AUL American Individual Variable Annuity Unit Trust to give any information or to make any representation other than as contained in this Statement of Additional Information in connection with the offering described herein.

There has been filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, with respect to the offering herein described. For further information with respect to the AUL American Individual Variable Annuity Unit Trust, AUL and its variable annuities, reference is made thereto and the exhibits filed therewith or incorporated therein, which include all contracts or documents referred to herein.

The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

--------------------------------------------------------------------------------

                           INDIVIDUAL FLEXIBLE PREMIUM
                            DEFERRED VARIABLE ANNUITY
                         (NO WITHDRAWAL CHARGE CONTRACT)

                      INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                                     SOLD BY

                                 AMERICAN UNITED
                             LIFE INSURANCE COMPANY(R)

                        ONE AMERICAN SQUARE, P.O.BOX 7127
                         INDIANAPOLIS, INDIANA 46206-7127
                          (800) 537-6442 - WWW.AUL.COM

                       STATEMENT OF ADDITIONAL INFORMATION

                                DATED: MAY 1,2007
>
--------------------------------------------------------------------------------



                            Part C: Other Information

Item 24. Financial Statements and Exhibits

(a)  FINANCIAL STATEMENTS

     1.   Included in Prospectus (Part A):

          Condensed Financial Information(12)

     2.   Included in Statement of Additional Information (Part B):

          (a)  Financial    Statements   of   OneAmerica   Financial   Partners,
               Inc.(R) (12)

               Report of Independent Auditors

               Consolidated Balance Sheets as of December 31, 2006 and 2005

               Consolidated Statements of Operations for years ended December 31, 2006 and 2005

               Consolidated Statements of Changes in Shareholder's Equity and Comprehensive Income as of December 31, 2006, 2005, and 2004

               Consolidated Statements of Cash Flows for the years ended December 31, 2006 and 2005

               Notes to Consolidated Financial Statements

          (b)  Financial Statements of AUL American Unit Trust (12)

               Registrant's Annual Report for the year ended December 31, 2006 contains the following Financial Statements:

               A Message From the President & CEO of American United Life Insurance Company(R)

               Report of Independent Registered Public Accounting Firm

               Statements of Net Assets as of December 31, 2006

               Statements of Operations as of December 31, 2006

               Statements of Changes in Net Assets as of December 31, 2006 and 2005

               Notes to Financial Statements

(b)  Exhibits

     1. Resolution of Executive Committee of American United Life Insurance Company(R) ("AUL") establishing AUL American Unit Trust (1)

     2.   Not applicable

     3.   Underwriting Agreements

          3.1 Distribution Agreement between American United Life Insurance Company(R) and OneAmerica Securities, Inc. (8)

          3.2  Form of Selling Agreement (11)

     4.   Group Annuity Contract Forms:

          4.1  TDA Voluntary Contract, Form P-12511 (1)

          4.2  TDA Employer Sponsored Contract, Form P-12621 (1)

          4.3  TDA  Employer   Sponsored  Benefit  Responsive   Contract,   Form
               P-12621BR (1)

          4.4  TDA Custodial SPL Contract, Form P-12833 (1)

          4.5  TDA Custodial Contract, Form P-12833 (1)(3)

          4.6 TDA Employer Sponsored and Qualified Conv. Multiple Fund VA Contract, Form P-14020 (1)

          4.7 TDA Employer Sponsored and Qualified New Multiple Fund VA Contract, Form P-14020 (1)

          4.8  IRA Non-Custodial Contract, Form P-12566 (1)

          4.9  IRA Custodial Contract, Form P-12867 (1)(3)

          4.10 DCP Contract, Form P-12518 (1)

          4.11 IRA No-Load Custodial Contract and Amendment, Form P-12867 (2)

          4.12 IRA   Guaranteed    Benefit   Group   Variable   Annuity,    Form
               P-GB-K-IRAMFVA(NBR) (2)

          4.13 TDA Guaranteed Benefit Employer-Sponsored Group Variable Annuity, Form P-GB-K-ERTDAMFVA (2)

          4.14 Employer-Sponsored TDA and Qualified Plan Guaranteed Benefit Group Variable Annuity, Form P-GB-K-AUL1MFVA (2)

          4.15 Voluntary TDA Group Variable Annuity and Certificate, Forms P-K-TDAMFVA-GMDB (BR) and P-C-TDAMFVA-GMDB (BR) (3)

          4.16 TDA Multiple-Fund Group Variable Annuity with GMDB (SBR)- OMNI Patriot TDA Voluntary Contract & Certificates, Form TDA.GMDB.OM-K & C (6)

          4.17 Employer-Sponsored   TDA  &  Qualified  Plan  Guaranteed  Benefit
               Contract & Certificates, OMNI AULONE Contract, Form GB10.OM-K & C
               (6)

          4.18 Guaranteed Benefit Employer-Sponsored TDA Contract and Amendments & Certificates (SBR) - OMNI-ERTDA, Form GBErTDA.OM-K & C (6)(8)

          4.19 AUL American Series IRA Multiple Fund Individual Variable Annuity
               - Form IndividualORIRA (7)

          4.20 Amendment to the IRA Group Annuity  Contract - Form  IRAEGTRRAKAM
               (7)

          4.21 AUL American Series Roth IRA Multiple Fund Group Variable Annuity
               - Form IRA/GBSEP/GBSIMPLE.OM-K (7)

          4.22 AUL American Series Guaranteed Benefit IRA Multiple Fund Group Annuity with Guaranteed Minimum Death Benefit (NBR) - Form IRA/GBSEP/GBSIMPLE.OM-K (7)

          4.23 AUL American Series Roth IRA Multiple Fund Group Variable Annuity Certificate - Form ROTHIRA.OM-C (7)

          4.24 AUL Unallocated OMNI AULONE 401 and 403(b) Form GB10.OM-K (Unall)
               (10)

          4.25 AUL Omni Employer Sponsored TDA - Form GBErTDA.OM-ChuK (11)

          4.26 AUL Omni DCP MFVA - Form DCP.OM (11)

--------------------------------------------------------------------------------

(1) Re-filed with the Registrant's Post-Effective Amendment No. 15 (File No. 33-31375) on April 30, 1998.

(2) Filed with the Registrant's Post-Effective Amendment No. 17 (File No. 33-31375) on April 30, 1999.

(3) Filed with the Registrant's Post-Effective Amendment No. 18 (File No. 33-31375) on June 21, 1999.

(4) Filed with the Registrant's Post-Effective Amendment No. 20 (File No. 33-31375) on April 27, 2001.

(5) Filed with the Registrant's Post-Effective Amendment No. 21 (File No. 33-31375) on July 27, 2001.

(6) Filed with the Registrant's Post-Effective Amendment No. 22 (File No. 33-31375) on May 1, 2002.

(7) Filed with the Registrant's Post-Effective Amendment No. 23 (File No. 33-31375) on April 30, 2003.

(8) Filed with the Registrant's Post-Effective Amendment No. 26 (File No. 33-31375) on April 28, 2004.

(9) Filed with the Registrant's Post-Effective Amendment No. 27 (File No. 33-31375) on July 2, 2004.

(10) Filed with the Registrant's Post-Effective Amendment No. 28 (File No. 33-31375) on April 29, 2005.

(11) Filed with the Registrant's Post-Effective Amendment No. 30 (File No. 33-31375) on April 28, 2006.

(12) Filed with the Registrant's Post-Effective Amendment No. 31 (File No. 33-31375) on April ??, 2007.

     5.   Application Forms and other forms:

          5.1  AUL American Series Enrollment Form P-12464 (1)

          5.2. Employer Sponsored TDA Enrollment Form P-12477 (1)

          5.3  AUL Select Annuity Enrollment Form P-14009 (1)

          5.4  Application for No-Load IRA Contract, P-12503 (2)

          5.5  AUL American Series Enrollment Form P-11464 G (6)

          5.6  Employer-Sponsored Tax Deferred Annuity Enrollment Form P-12477 L
               (6)

     6.   Certificate of Incorporation and By-Laws of the Depositor

          6.1 Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)

          6.2 Certification of the Secretary of State as to the filing of the Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)

          6.3 Second Amended and Restated Articles of Incorporation of American United Life Insurance Company(R)(8)

          6.4 Second Amended and Restated By-Laws of American United Life Insurance Company(R)(8)

     7.   Not applicable

     8.   Form of Participation Agreements:

          8.1  Form of Participation Agreement with Alger American Fund (1)

          8.2  Form of Participation Agreement with American Century (1)

               8.2.1 Form  of  Participation  Agreement  with  American  Century
                    Variable Portfolios, Inc.(5)

               8.2.2 Form  of  Participation  Agreement  with  American  Century
                    Variable Portfolios, Inc.(5)

               8.2.3 Form of Participation Agreement and Amendments thereto with
                    American Century Variable Portfolios, Inc.(5)(8)

          8.3  Form of Participation Agreement with Calvert Variable Series (1)

          8.4 Form of Participation Agreement with Fidelity Variable Insurance Products Fund (1)

          8.5 Form of Participation Agreement with Fidelity Variable Insurance Products Fund II (1)

          8.6  Form of Participation Agreement with Janus Aspen Series (1)


          8.7 Form of Participation Agreement and Amendments thereto with PBHG Funds, Inc. (5)(8)

          8.8  Form of  Participation  Agreement  with  Safeco  Resource  Series
               Trust(1)

          8.9. Form of Participation Agreement with T. Rowe Price Equity Series, Inc. (5)

          8.10 Form of Participation Agreement with Invesco Funds Group and American United Life Insurance Company(R) (5)

          8.11 Form of Participation Agreement with The Vanguard Group and American United Life Insurance Company(R) (5)

          8.12 Form of Participation Agreement with State Street Institutional Investment Trust and American United Life Insurance Company(R)
               (5)

          8.13 Form of Participation Agreement between MFS Funds Distributors, Inc. and American United Life Insurance Company(R) (7)

          8.14 Form of Amendment No. 4 to the Participation Agreement between American Century Investment Management, Inc., American Century Investment Services, Inc. and American United Life Insurance Company(R) (7)

          8.15 Form of Amendments to the Participation Agreement between American Century Investment Management, Inc., American Century Investment Services, Inc. and American United Life Insurance Company(R) (7)(8)

          8.16 Form of Distribution and Service Agreement between T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc. and American United Life Insurance Company(R) (7)

          8.17 Form  of  Participation   Agreement  between  Pacific  Investment
               Management Company LLC (PIMCO) and American United Life Insurance Company(R) (7)

          8.18 Form of Shareholder Servicing Agreement between PIMCO Advisors Fund Management LLC and American United Life Insurance Company(R)
               (7)

          8.19 Form of Participation Agreement between AIM Growth Series, AIM Distributors, Inc. and American United Life Insurance Company(R)
               (7)

          8.20 Form of Amendment to the Participation Agreement between Invesco Funds Group and American United Life Insurance Company(R) (7)

          8.21 Form of Amendment to the Omnibus Account Services Agreement between Invesco Funds Group, Inc., Invesco Distributors, Inc. and American United Life Insurance Company(R) (7)

          8.22 Form of Assigment and Assumption of AUL Fund Participation Agreement (Mason Street Funds, Inc.) between Robert W. Baird & Co., Inc., Northwestern Investment Services, LLC, and Mason Street Advisors, LLC (7)

          8.23 Form of Variable Group Annuity Contractholder Service Agreement (12b-1) between AIM Distributors, Inc. and American United Life Insurance Company(R) (7)

          8.24 Form of Participation Agreement between Fidelity Distributors Corporation and American United Life Insurance Company(R) (8)

          8.25 Form of Amendments to the Participation Agreement between Mason Street and Northwestern Investment Services, LLC and American United Life Insurance Company(R) (8)

          8.26 Form of Participation Agreement, and others between Frank Russell and American United Life Insurance Company(R) (9)

          8.27 Form of Participation Agreement, and others between Fifth Third and American United Life Insurance Company(R) (9)

          8.28 Form of Shareholder  Services  Agreement  between Alliance Global
               Investor Services, Inc. and American United Life Insurance Company(R) (10)

          8.29 Form of Participation Agreement between AIM Variable Insurance Funds and American United Life Insurance Company(R) (10)

          8.30 Form of Service Agreement between Dreyfus Service Corporation and American United Life Insurance Company(R) (10)

          8.31 Form of First Amendment to the  Participation  Agreement  between
               Fidelity  Distributors   Corporation  and  American  United  Life
               Insurance Company(R) (10)

          8.32 Form of Recordkeeping Services Agreement between Lord Abbett Family of Funds and American United Life Insurance Company(R)
               (10)

          8.33 Form of Participation Agreement between Neuberger Berman Advisers Management Trust and American United Life Insurance Company(R)
               (10)

          8.34 Form    of    Administrative     Services    Agreement    between
               OppenheimerFunds Distributor, Inc. and American United Life Insurance Company(R) (10)

          8.35 Form   of   Participation   Agreement   between   Pioneer   Funds
               Distributor,  Inc. and American United Life Insurance  Company(R)
               (10)

          8.36 Form of Participation Agreement between Thornburg Investment Management, Inc. and American United Life Insurance Company(R)
               (10)

          8.37 Form of Participation Agreement between American Funds and American United Life Insurance Company(R) (11)

     9. Opinion and Consent of Senior Counsel of AUL as to the legality of Contracts being registered (1)

     10.  Miscellaneous Consents

          10.1 Consent of Independent Auditors (12)

          10.2 Consent of Dechert Price & Rhoads (1)

          10.3 Powers of Attorney (11)

          10.4 Rule 483 Certified Resolution (12)

     11.  Not applicable

     12.  Not applicable

--------------------------------------------------------------------------------

(1) Re-filed with the Registrant's Post-Effective Amendment No. 15 (File No. 33-31375) on May 26, 1998.

(2) Filed with the Registrant's Post-Effective Amendment No. 17 (File No. 33-31375) on April 30, 1999.

(3) Filed with the Registrant's Post-Effective Amendment No. 18 (File No. 33-31375) on June 21, 1999.

(4) Filed with the Registrant's Post-Effective Amendment No. 20 (File No. 33-31375) on April 27, 2001.

(5) Filed with the Registrant's Post-Effective Amendment No. 21 (File No. 33-31375) on July 27, 2001.

(6) Filed with the Registrant's Post-Effective Amendment No. 22 (File No. 33-31375) on May 1, 2002.

(7) Filed with the Registrant's Post-Effective Amendment No. 23 (File No. 33-31375) on April 30, 2003.

(8) Filed with the Registrant's Post-Effective Amendment No. 26 (File No. 33-31375) on April 28, 2004.

(9) Filed with the Registrant's Post-Effective Amendment No. 27 (File No. 33-31375) on July 2, 2004.

(10) Filed with the Registrant's Post-Effective Amendment No. 28 (File No. 33-31375) on April 29, 2005.

(11) Filed with the Registrant's Post-Effective Amendment No. 30 (File No. 33-31375) on April 28, 2006.

(12) Filed with the Registrant's Post-Effective Amendment No. 31 (File No. 33-31375) on April ??, 2007.

Item 25. DIRECTORS AND OFFICERS OF AUL

Name and Address                   Positions and Offices with AUL
----------------                   ------------------------------

J. Scott Davison*                  Chief Financial Officer, AUL (6/04 - present); Senior Vice President, Strategic
                                   Planning and Corporate Development (7/02 -6/04);
                                   Director, AUL (7/02 - present) Vice President, Corporate Planning (1/00 - 7/02)

Constance E. Lund*                 Senior Vice President, Corporate Finance (1/00 - present);
                                   Director, AUL, (12/00 - present); Vice President, Reporting and Research (1/99 - 1/00); Assistant Vice President,
                                   Reporting & Research (5/95 - 1/99)

Dayton H. Molendorp*               President and Chief Executive Officer, AUL (9/04 - present);
                                   Executive Vice President, AUL (2/03 - 9/04); Senior Vice President,
                                   Individual Division (9/99 - 2/03); Director, AUL, (12/00 - present);
                                   Vice President, Individual Division (11/98 - 9/99);
                                   Vice President, Marketing, Individual Division (6/92 - 9/98)

Mark C. Roller*                    Senior Vice President, Human Resources & Corporate Support,
                                   (12/01 - present); Director, AUL (12/01 - present); Vice President
                                   Human Resources, (11/99 - 12/01); Vice President, Corporate
                                   Planning, (9/95 - 11/99)

G. David Sapp*                     Senior Vice President, Investments (1/92 - present);
                                   Director, AUL (12/00 - present)

Thomas M. Zurek*                   General Counsel & Secretary (8/02 - present);
                                   Director, AUL (8/02 - present)

----------------------------------------------

*One American Square, Indianapolis, Indiana 46282


Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

AMERICAN UNITED LIFE INSURANCE COMPANY ("AUL") is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company.

AMERICAN UNITED MUTUAL INSURANCE HOLDING COMPANY ("AUMIHC") is a mutual holding company created on December 17, 2000, under the laws of the state of Indiana. The rights of policyowners of American United Life Insurance Company, including the right to elect directors to the Board of Directors, reside with this entity, which must hold at least 51% of the voting stock of the stock holding company, OneAmerica Financial Partners, Inc.

AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST (File No. 811-8311), is a separate account of AUL, organized for the purpose of the sale of individual variable life insurance products.

AUL REINSURANCE MANAGEMENT SERVICES, LLC ("RMS") is a limited liability company organized under the laws of Indiana on November 3, 1999. RMS is a reinsurance manager. Since divestiture of AUL's reinsurance division, all remaining reinsurance and AUL Long Term Care Solutions, Inc. was transferred to GE Employers Reinsurance Corporation on July 1, 2002. Until November 16, 2005, RMS wholly owns these subsidiaries: AUL Reinsurance Management Services Canada, Ltd. and AUL Reinsurance Management Services (Bermuda) Ltd. On November 16, 2005, AUL Reinsurance Management Services (Bermuda) Ltd. was dissolved. AUL still has a 100% equity interest in AUL Reinsurance Management Services Canada, Ltd.

FIRST FINANCIAL REINSURANCE COMPANY, LTD ("First Financial")is a Turks and Caicos, British West Indies domestic insurance company whose business is the reinsurance of credit life and disability risks issued through a bank subsidiary of its parent, First Financial Corporation. On June 30, 1999, AUL invested $400,000 and received 1,300 shares of preferred stock in First Financial, until then a wholly-owned subsidiary of First Financial Corporation. On June 26, 2006, in connection with the sale of CNL Financial Corporation ("CNL") to Securian Financial Group, Inc., a Minnesota corporation ("Securian"), AUL sold all 1,300 shares of preferred stock to Minnesota Life Insurance Company, a Minnesota stock life insurance company and subsidary of Securian ("Minnesota Life"). As a result of this transaction, AUL owns no equity interest in First Financial.

FOUNTAIN SQUARE LIFE REINSURANCE COMPANY ("Fountain Square") was incorporated on December 31, 2002 and is a company domiciled in the Turks and Caicos, British West Indies whose business is the reinsurance of credit life and disability risks issued through its parent, Fifth-Third Banc Corp. The new entity is the successor of its predecessor, Fountain Square Insurance Company, by operation of law and possesses all of the rights and powers of its predecessor and is subject to all the restrictions, debts, liabilities, etc., of the former entity. AUL received 260 shares of preferred stock of Fountain Square, in exchange for 26,000 shares of preferred stock of Fountain Square Insurance Company. AUL owned the same percentage of the outstanding stock of Fountain Square as it owned in Fountain Square Insurance Company. The Fountain Square Insurance Company stock was valued at $96.16 per share and the Fountain Square stock is valued at $9,616.00 per share. On December 23, 2003, AUL invested $2,501,031.75 and received 260 shares of preferred stock in Fountain Square. As a result of the transaction, AUL has acquired a 20.6% equity interest in that company.

OLD KENT FINANCIAL LIFE INSURANCE COMPANY ("Old Kent") is an Arizona domestic insurance company whose business is the reinsurance of credit life and disability risks issued through its parent, Fifth-Third Banc Corp. On August 16, 2001 AUL invested $2,500,000 and received 26,000 shares of preferred stock in Old Kent, until then a wholly-owned subsidiary of Fifth-Third Banc Corp. As a result of the transaction, AUL has acquired a 20.6% equity interest in that company.

ONEAMERICA FINANCIAL PARTNERS, INC. ("OAFP") is the stock holding company which owns all of the shares of American United Life Insurance Company, formerly an Indiana mutual insurance company, which is now an Indiana stock insurance company.

ONEAMERICA FUNDS, INC. (the "Fund") (File No. 811-5850) was incorporated under the laws of Maryland on July 26, 1989, and is an open-end management investment company under the Investment Company Act of 1940. It was established for the primary purpose of providing a funding vehicle for group and individual variable annuity contracts known as American Series Contracts. On May 1, 2002, the name of this corporation was changed. The prior name was AUL American Series Funds, Inc. As of December 31, 2006, there are 620 million authorized shares; currently, 612 million shares have been allocated and issued. AUL owns 0.00 percent of the Value portfolio, 0.00 percent of the Investment Grade Bond portfolio, 0.00 percent of the Asset Director portfolio, 97.76 percent of the Socially Responsive portfolio and 0.00 percent of the Money Market portfolio shares as of December 31, 2006. As a result of the transaction, the separate accounts of AUL have acquired a 99.99% equity interest in the fund.

ONEAMERICA SECURITIES, INC. (broker-dealer No. 801-56819) is a wholly owned subsidiary of AUL and was incorporated on June 4, 1969, and acts as a broker-dealer of securities products. On January 1, 2002, the name of this corporation was changed. The prior name was AUL Equity Sales Corp. As of December 31, 2006, the total number of shares, all without par value, that the corporation is authorized to issue is 1,000 shares. As of December 31, 2006, 400 shares are issued and outstanding, all of which were purchased and are owned by AUL. As a result of the transaction, AUL has acquired a 100% equity interest in that company.

PIONEER MUTUAL LIFE INSURANCE COMPANY A STOCK SUBSIDIARY OF AUMIHC ("Pioneer") is a North Dakota domestic insurance company whose principal business is the sale of life insurance policies and annuity contracts. During calendar year 2001, Pioneer, pursuant to the authority of the North Dakota and Indiana Insurance Commissioners, and with the approval of its members, reorganized from a mutual insurance company to become part of AUMIHC. Effective January 1, 2002, Pioneer is wholly owned by OneAmerica, which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC. As a result of the transaction, AUL has acquired a 0% equity interest in that company.

R. E. MOULTON, INC. ("RE Moulton") is a Massachusetts corporation operating as a managing general agent for employer stop-loss insurance policies issued to self-funded employee benefit plans. Effective October 1, 2003, OneAmerica purchased 100% of the outstanding stock of R.E. Moulton, Inc. for $27,400,000. As a result of this transaction, AUL has acquired a 0% equity interest in that company.

REGISTRANT (AUL AMERICAN UNIT TRUST File No. 811-5929), AUL AMERICAN INDIVIDUAL UNIT TRUST (File No. 811-8536), and AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST (File No. 811-9193) are separate accounts of AUL, organized for the purpose of the sale of group and individual variable annuity contracts, respectively.

THE STATE LIFE INSURANCE COMPANY ("State Life") is an Indiana domestic stock subsidiary of AUMIHC whose principal business is the sale of life insurance and long-term care insurance products. State Life became part of the insurance holding company system on September 23, 1994. During calendar year 2004, State Life, pursuant to the authority of the Indiana Insurance Commissioner and with the approval of its members, reorganized from a mutual insurance company to become a stock insurance subsidiary of AUMIHC. Effective December 30, 2004, State Life is wholly owned by OneAmerica, which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC. As a result of the transaction, AUL has acquired a 0% equity interest in that company.

                                       5
Item 27. NUMBER OF CONTRACTHOLDERS


As of March 31, 2007, there were 2,777 qualified and non-qualified contracts offered by the Registrant.

Item 28. INDEMNIFICATION

Article  IX,  Section  1  of  the  Second  Amended  and  Restated   Articles  of
Incorporation of American United Life Insurance Company(R) provides as follows:

(a) Coverage. The Corporation shall indemnify as a matter of right every person made a party to a proceeding because such person (an "Indemnitee") is or was:

     (i)  a member of the Board of Directors of the Corporation,

     (ii) an officer of the Corporation, or

     (iii)while a director or officer of the Corporation, serving at the Corporation's request as a director, officer, partner, trustee, member, manager, employee, or agent of another foreign or domestic corporation, limited liability company, partnership, joint venture, trust, employee benefit plan, or other enterprise, whether for profit or not,

Notwithstanding the foregoing, it must be determined in the specific case that indemnification of the Indemnitee is permissible in the circumstances because the Indemnitee has met the standard of conduct for indemnification specified in Indiana Code 27-1-7.5-8 (or any successor provision). The Corporation shall pay for or reimburse the reasonable expenses incurred by an Indemnitee in connection with any such proceeding in advance of final disposition thereof in accordance with the procedures and subject to the conditions specified in Indiana Code 27-1-7.5-10 (or any successor provision). The Corporation shall indemnify as a matter of right an Indemnitee who is wholly successful, on the merits or otherwise, in the defense of any such proceeding, against reasonable expenses incurred by the Indemnitee in connection with the proceeding without the requirement of a determination as set forth in the first sentence of this paragraph.

(b) Determination. Upon demand by a person for indemnification or advancement of expenses, as the case may be, the Corporation shall expeditiously determine whether the person is entitled thereto in accordance with this Article and the procedures specified in Indiana Code 27-1-7.5-12 (or any successor provision).

(c) Effective Date. The indemnification provided under this Article shall apply to any proceeding arising from acts or omissions occurring before or after the adoption of this Article.


Item 29. PRINCIPAL UNDERWRITERS

     a. Other Activity. In additional to Registrant, OneAmerica Securities, Inc. acts as the principal underwriter for policies offered by AUL through AUL American Individual Unit Trust (File No. 811-08536), AUL American Individual Variable Life Unit Trust (File No. 811-08311) and AUL American Individual Variable Annuity Unit Trust (File No. 811-09193).

     b.   Management.   The  directors  and  principal  officers  of  OneAmerica
          Securities, Inc. are as follows:

          Name and Principal                      Positions and Offices
          Business Address*                       with OneAmerica Securities, Inc.
          -------------------                     --------------------------------

          Nicholas A. Filing                      Chairman of the Board and President;
                                                   Director

          Constance E. Lund                       Treasurer & Acting Financial Operations
                                                   Principal; Director

          James M. Kellett                        Vice President, Individual Marketing
                                                   Services; Director

          John C. Swhear                          Secretary

          Drew B. Wieder                          Vice President, Operations

          William F. Yoerger                      Director

          John W. Zeigler                         Vice President, Insurance Agency Registrations

------------------------------

* The Principal  business  address of all of the persons  listed is One American
Square, Indianapolis, Indiana 46282


     (c)  Not applicable


Item 30. LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained at One American Square, Indianapolis, IN 46282.

Item 31. MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.


Item 32. UNDERTAKINGS

The registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations:

(a) The Registrant and its Depositor are relying upon Rule 6c-7 under the Investment Company Act of 1940 (17 CFR 270.6c-7), Exemptions from Certain Provisions of Sections 22(e) and 27 for Registered Separate Accounts Offering Variable Annuity Contracts to Participants in the Texas Optional Retirement Program, and the provisions of paragraphs
          (a) through (d) of this rule have been complied with.

(b) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. IP-6-88 (Novem-ber 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs
          (1)-(4) of this letter have been complied with.

(c) The Registrant represents that the aggregate fees and charges deducted under the variable annuity contracts are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the registration statement and has caused this post-effective amendment to the registration statement to be signed on its behalf, in the City of Indianapolis, and the State of Indiana on this 1st day of May, 2007.




                               AUL AMERICAN UNIT TRUST (Registrant)

                               By:  American United Life Insurance Company

                               By:  ____________________________________________
                                    Name:  Dayton H. Molendorp*
                                    Title: President & CEO

                               AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                                            (Depositor)

                               By:  ____________________________________________
                                    Name:  Dayton H. Molendorp*
                                    Title: President & CEO



* By:  /s/ Thomas M. Zurek
       _____________________________________
       Thomas M. Zurek as attorney-in-fact

Date: May 1, 2007

As required by the Securities Act of 1933, this Post Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                           Title                     Date
---------                           -----                     ----


_______________________________     Director, Chief            May 1, 2006
J. Scott Davison*                   Financial Officer


_______________________________     Director                   May 1, 2006
Constance E. Lund*


_______________________________     Director                   May 1, 2006
Dayton H. Molendorp*


_______________________________     Director                   May 1, 2006
Mark C. Roller*


_______________________________     Director                   May 1, 2006
G. David Sapp*


_______________________________     Director                   May 1, 2006
Thomas M. Zurek*




    /s/ Thomas M. Zurek
___________________________________________
*By: Thomas M. Zurek as Attorney-in-fact

Date:  May 1, 2007

                                  EXHIBIT LIST


 Exhibit
 Number in Form
 N-4, Item 24(b)      Name of Exhibit
----------------      ---------------


    10.1              Consent of Independent Auditors

    10.4              Rule 483 Certified Resolution